Schedule of Investments

FlexShares® US Quality Low Volatility Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.1%

Air Freight & Logistics - 1.3%
CH Robinson Worldwide, Inc.(a)	8,128	899,769
Expeditors International of Washington, Inc.	11,811	1,254,919

		2,154,688

Automobiles - 0.6%
Tesla, Inc.*	1,080	962,766

Banks - 1.4%
First Citizens BancShares, Inc., Class A	1,207	913,313
JPMorgan Chase & Co.	889	102,555
Prosperity Bancshares, Inc.	17,018	1,260,863

		2,276,731

Beverages - 1.4%
PepsiCo, Inc.	13,589	2,377,531

Biotechnology - 5.7%
AbbVie, Inc.	9,271	1,330,481
Amgen, Inc.	11,684	2,891,440
Biogen, Inc.*	6,604	1,420,256
BioMarin Pharmaceutical, Inc.*	8,001	688,486
Gilead Sciences, Inc.	25,908	1,548,003
Regeneron Pharmaceuticals, Inc.*	2,159	1,255,869
United Therapeutics Corp.*	889	205,421

		9,339,956

Capital Markets - 1.5%
CME Group, Inc.	5,588	1,114,694
Nasdaq, Inc.	4,699	850,049
Virtu Financial, Inc., Class A	24,130	562,953

		2,527,696

Chemicals - 1.3%
Corteva, Inc.	16,637	957,460
Ecolab, Inc.	6,096	1,006,876
Linde plc	508	153,416

		2,117,752

Commercial Services & Supplies - 3.1%
Republic Services, Inc.	10,033	1,391,176
Tetra Tech, Inc.	8,001	1,226,313
Waste Connections, Inc.	7,366	982,403
Waste Management, Inc.	9,398	1,546,535

		5,146,427

Containers & Packaging - 0.5%
Packaging Corp. of America	5,588	785,729

Diversified Consumer Services - 0.7%
Grand Canyon Education, Inc.*	8,509	817,460
Service Corp. International	4,699	349,887

		1,167,347

Investments	Shares	Value ($)
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., Class B*	2,667	801,700

Diversified Telecommunication Services - 1.6%
AT&T, Inc.	31,496	591,495
Verizon Communications, Inc.	42,672	1,971,020

		2,562,515

Electric Utilities - 3.6%
American Electric Power Co., Inc.	9,906	976,336
Duke Energy Corp.	10,541	1,158,772
NextEra Energy, Inc.	18,796	1,588,074
PNM Resources, Inc.	17,145	827,589
Xcel Energy, Inc.	17,907	1,310,434

		5,861,205

Equity Real Estate Investment Trusts (REITs) - 4.7%
Agree Realty Corp.(a)	11,811	940,038
American Tower Corp.	1,397	378,350
Crown Castle International Corp.	8,890	1,606,067
Digital Realty Trust, Inc.	7,366	975,627
Equinix, Inc.	1,588	1,117,539
Essex Property Trust, Inc.	2,921	836,954
Extra Space Storage, Inc.	508	96,276
Public Storage	4,445	1,450,892
SBA Communications Corp.	953	320,008

		7,721,751

Food & Staples Retailing - 3.9%
Albertsons Cos., Inc., Class A	29,083	780,879
Costco Wholesale Corp.	4,318	2,337,333
Kroger Co. (The)	27,178	1,262,146
Walmart, Inc.	15,875	2,096,294

		6,476,652

Food Products - 1.2%
Flowers Foods, Inc.	31,877	905,626
Hershey Co. (The)	4,445	1,013,282

		1,918,908

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	8,509	926,120

Health Care Providers & Services - 0.9%
Chemed Corp.	2,477	1,191,660
UnitedHealth Group, Inc.	572	310,218

		1,501,878

Hotels, Restaurants & Leisure - 0.2%
Booking Holdings, Inc.*	191	369,717

Household Durables - 0.5%
Newell Brands, Inc.	39,116	790,534

Household Products - 2.7%
Clorox Co. (The)(a)	8,509	1,206,917
Procter & Gamble Co. (The)	23,495	3,263,690

		4,470,607

Insurance - 6.6%
Alleghany Corp.*	1,016	850,880

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Aon plc, Class A	3,556	1,034,938
Assurant, Inc.	6,477	1,138,527
Chubb Ltd.	9,017	1,700,967
Everest Re Group Ltd.	2,921	763,403
Markel Corp.*	635	823,684
Progressive Corp. (The)	9,398	1,081,334
RenaissanceRe Holdings Ltd.	8,001	1,034,609
Travelers Cos., Inc. (The)	7,747	1,229,449
W R Berkley Corp.	12,573	786,190
Willis Towers Watson plc	2,159	446,783

		10,890,764

Interactive Media & Services - 4.4%
Alphabet, Inc., Class A*	27,940	3,249,981
Alphabet, Inc., Class C*	32,258	3,762,573
Meta Platforms, Inc., Class A*	1,778	282,880

		7,295,434

IT Services - 5.8%
Akamai Technologies, Inc.*(a)	8,636	830,956
Amdocs Ltd.	14,605	1,271,511
Automatic Data Processing, Inc.	5,969	1,439,245
Jack Henry & Associates, Inc.	6,985	1,451,274
Mastercard, Inc., Class A	2,286	808,764
Visa, Inc., Class A(a)	17,145	3,636,626

		9,438,376

Life Sciences Tools & Services - 0.0%(b)
QIAGEN NV*	1,143	56,739

Media - 1.3%
Cable One, Inc.(a)	572	787,461
Charter Communications, Inc., Class A*(a)	2,477	1,070,312
New York Times Co. (The), Class A	7,620	243,459

		2,101,232

Metals & Mining - 0.9%
Newmont Corp.	15,367	695,818
Royal Gold, Inc.	7,239	758,430

		1,454,248

Multiline Retail - 1.7%
Dollar General Corp.	4,826	1,198,923
Target Corp.	10,160	1,659,941

		2,858,864

Multi-Utilities - 2.5%
Ameren Corp.	5,080	473,050
CMS Energy Corp.	18,161	1,248,206
Consolidated Edison, Inc.	9,652	958,154
Dominion Energy, Inc.	1,524	124,937
WEC Energy Group, Inc.	12,700	1,318,387

		4,122,734

Oil, Gas & Consumable Fuels - 0.6%
Coterra Energy, Inc.	28,702	877,994
Exxon Mobil Corp.	254	24,620

		902,614

Pharmaceuticals - 10.2%
Bristol-Myers Squibb Co.	10,541	777,715
Eli Lilly & Co.	15,494	5,108,217
Johnson & Johnson	41,910	7,314,133

Investments	Shares	Value ($)
Merck & Co., Inc.	39,497	3,528,662
Zoetis, Inc.	254	46,368

		16,775,095

Professional Services - 1.1%
FTI Consulting, Inc.*	4,953	810,112
Verisk Analytics, Inc.	5,207	990,632

		1,800,744

Road & Rail - 2.7%
JB Hunt Transport Services, Inc.	5,080	931,012
Landstar System, Inc.(a)	8,382	1,312,453
Old Dominion Freight Line, Inc.(a)	4,572	1,387,648
Schneider National, Inc., Class B	32,131	813,878

		4,444,991

Semiconductors & Semiconductor Equipment - 0.1%
NVIDIA Corp.	1,016	184,536

Software - 11.4%
Adobe, Inc.*	2,540	1,041,705
Check Point Software Technologies Ltd.*	10,033	1,250,112
Citrix Systems, Inc.	12,192	1,236,390
Microsoft Corp.	45,593	12,799,779
Roper Technologies, Inc.	3,048	1,330,970
Tyler Technologies, Inc.*	1,778	709,422
VMware, Inc., Class A	1,397	162,331
Zoom Video Communications, Inc., Class A*	1,016	105,522

		18,636,231

Specialty Retail - 3.6%
AutoZone, Inc.*	127	271,449
Home Depot, Inc. (The)	13,462	4,051,254
O’Reilly Automotive, Inc.*	2,159	1,519,051

		5,841,754

Technology Hardware, Storage & Peripherals - 5.7%
Apple, Inc.	57,023	9,266,808

Tobacco - 0.8%
Altria Group, Inc.	29,337	1,286,721

Water Utilities - 0.8%
American Water Works Co., Inc.	8,509	1,322,639

TOTAL COMMON STOCKS (COST $144,321,131)		160,938,734

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Low Volatility Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.2%
U.S. TREASURY OBLIGATIONS - 0.2%
U.S. Treasury Bills 1.99%, 11/25/2022(c)(d) (Cost $233,507)	235,000	233,114

Total Investments - 98.3% (Cost $144,554,638)		161,171,848
Other assets less liabilities - 1.7%		2,849,038

Net Assets - 100.0%		164,020,886

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $8,153,921, collateralized in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 6, 2022 – February 15, 2052; a total value of $8,266,045.

(b)	Represents less than 0.05% of net assets.
(c)	All or a portion of the security pledged as collateral for Futures Contracts.
(d)	The rate shown was the current yield as of July 31, 2022.

Percentages shown are based on Net Assets.

Futures Contracts

FlexShares® US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	14	09/16/2022	USD	$2,893,450	$176,612
S&P 500 Micro E-Mini Index	5	09/16/2022	USD	103,338	8,326

					$184,938

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.1%
Short-Term Investments	0.2
Others(1)	1.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.4%

Aerospace & Defense - 1.2%
BAE Systems plc	25,488	238,826
Singapore Technologies Engineering Ltd.	186,300	541,562

		780,388

Air Freight & Logistics - 0.8%
Deutsche Post AG (Registered)	3,159	125,300
SG Holdings Co. Ltd.	21,600	408,565

		533,865

Auto Components - 0.4%
Bridgestone Corp.	2,700	105,010
Pirelli & C SpA(a)	35,073	150,487

		255,497

Automobiles - 0.1%
Ferrari NV	270	56,768

Banks - 11.4%
Bank Hapoalim BM	56,052	512,254
Bank Leumi Le-Israel BM	58,347	555,816
Bankinter SA(b)	48,033	235,285
BOC Hong Kong Holdings Ltd.	148,500	536,309
Chiba Bank Ltd. (The)(b)	37,800	207,879
Commonwealth Bank of Australia	945	66,450
DBS Group Holdings Ltd.	27,000	614,426
Hang Seng Bank Ltd.	27,000	435,101
HSBC Holdings plc	21,357	133,507
Mitsubishi UFJ Financial Group, Inc.	48,600	271,055
Mizrahi Tefahot Bank Ltd.	15,282	556,222
Mizuho Financial Group, Inc.	37,800	447,859
Oversea-Chinese Banking Corp. Ltd.	54,000	455,695
Royal Bank of Canada	14,580	1,420,735
Sumitomo Mitsui Financial Group, Inc.	20,200	620,736
Swedbank AB, Class A	1,512	20,792
Toronto-Dominion Bank (The)	7,074	459,215

		7,549,336

Beverages - 0.5%
Budweiser Brewing Co. APAC Ltd.(a)	40,500	112,215
Suntory Beverage & Food Ltd.	5,400	212,121

		324,336

Capital Markets - 2.4%
Deutsche Boerse AG	3,807	661,848
Euronext NV(a)	1,566	126,911
Japan Exchange Group, Inc.	16,200	255,576
Singapore Exchange Ltd.	72,900	521,882

		1,566,217

Chemicals - 4.4%
Air Liquide SA	7,722	1,056,026

Investments	Shares	Value ($)
Akzo Nobel NV	918	61,573
Givaudan SA (Registered)	135	469,892
Kansai Paint Co. Ltd.	5,400	76,768
Koninklijke DSM NV	2,599	413,146
Novozymes A/S, Class B	8,613	547,671
Symrise AG	2,376	275,217

		2,900,293

Commercial Services & Supplies - 1.5%
Brambles Ltd.	52,812	421,958
Secom Co. Ltd.	8,100	538,788

		960,746

Construction & Engineering - 0.3%
Bouygues SA	6,156	185,171

Diversified Financial Services - 0.1%
HAL Trust	351	46,168
L E Lundbergforetagen AB, Class B	540	25,440
Sofina SA	54	12,576

		84,184

Diversified Telecommunication Services - 5.7%
BCE, Inc.	8,478	428,393
BT Group plc	34,128	67,196
Elisa OYJ	9,207	507,323
HKT Trust & HKT Ltd.	162,000	227,009
Koninklijke KPN NV(b)	136,971	449,853
Nippon Telegraph & Telephone Corp.	18,900	538,364
Proximus SADP	14,958	206,587
Singapore Telecommunications Ltd.	164,700	310,845
Spark New Zealand Ltd.	2,457	7,857
Swisscom AG (Registered)	999	538,940
Telefonica Deutschland Holding AG	78,651	208,190
Telia Co. AB	1,836	6,748
TELUS Corp.	10,179	234,188

		3,731,493

Electric Utilities - 4.8%
Chubu Electric Power Co., Inc.	24,300	258,182
CK Infrastructure Holdings Ltd.	27,000	169,225
CLP Holdings Ltd.	27,000	228,729
Emera, Inc.	5,265	249,454
Fortis, Inc.	7,020	331,401
Hydro One Ltd.(a)	10,638	296,803
Iberdrola SA	75,330	801,131
Iberdrola SA*(c)	2,092	22,248
Kansai Electric Power Co., Inc. (The)	24,300	245,455
Power Assets Holdings Ltd.	40,500	264,930
Red Electrica Corp. SA	16,254	318,706

		3,186,264

Electronic Equipment, Instruments & Components - 0.4%
Hirose Electric Co. Ltd.	1,900	270,535

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.4%
Link REIT	34,062	285,083

Food & Staples Retailing - 4.3%
Carrefour SA	14,661	248,753
Coles Group Ltd.	8,046	105,272
Etablissements Franz Colruyt NV	6,426	177,108
J Sainsbury plc	77,544	208,543
Jeronimo Martins SGPS SA	11,097	255,947
Koninklijke Ahold Delhaize NV	16,848	461,859
Loblaw Cos. Ltd.	3,672	334,058
Metro, Inc.	5,238	289,871
Tesco plc	110,484	353,060
Welcia Holdings Co. Ltd.	18,900	420,141

		2,854,612

Food Products - 5.9%
JDE Peet’s NV(b)	8,370	241,867
MEIJI Holdings Co. Ltd.	5,400	280,808
Nestle SA (Registered)	25,218	3,083,142
Yakult Honsha Co. Ltd.	4,800	290,909

		3,896,726

Gas Utilities - 1.2%
Osaka Gas Co. Ltd.	13,500	241,515
Snam SpA	54,459	271,982
Tokyo Gas Co. Ltd.	13,500	263,737

		777,234

Health Care Equipment & Supplies - 0.3%
ConvaTec Group plc(a)(b)	43,038	119,515
Fisher & Paykel Healthcare Corp. Ltd.	5,292	70,349

		189,864

Hotels, Restaurants & Leisure - 0.8%
McDonald’s Holdings Co. Japan Ltd.	13,500	505,051

Household Durables - 0.5%
Electrolux AB, Class B(b)	11,475	164,193
Sekisui House Ltd.(b)	10,800	190,384

		354,577

Household Products - 0.7%
Reckitt Benckiser Group plc	5,751	465,113

Industrial Conglomerates - 0.8%
CK Hutchison Holdings Ltd.	40,500	268,542
Jardine Matheson Holdings Ltd.	900	47,511
Keppel Corp. Ltd.	48,600	241,787

		557,840

Insurance - 2.6%
Admiral Group plc	11,475	267,828
Fairfax Financial Holdings Ltd.	405	218,027
Gjensidige Forsikring ASA	702	14,625
Intact Financial Corp.	2,943	437,769
Japan Post Holdings Co. Ltd.	37,800	270,469
Medibank Pvt Ltd.	99,495	236,748
Sampo OYJ, Class A	1,458	62,647
UnipolSai Assicurazioni SpA(b)	83,349	187,651

		1,695,764

Investments	Shares	Value ($)
IT Services - 1.8%
CGI, Inc.*	3,996	342,421
Itochu Techno-Solutions Corp.	5,400	143,434
Nomura Research Institute Ltd.	8,100	241,515
Obic Co. Ltd.	3,100	490,805

		1,218,175

Leisure Products - 0.4%
Shimano, Inc.	1,500	249,944

Machinery - 1.7%
GEA Group AG	6,372	236,304
Knorr-Bremse AG	3,186	188,614
Kone OYJ, Class B	9,396	426,338
Schindler Holding AG	1,377	267,477

		1,118,733

Marine - 0.8%
Kuehne + Nagel International AG (Registered)	1,917	513,669

Metals & Mining - 1.9%
Barrick Gold Corp.	29,187	459,667
BHP Group Ltd.	6,237	168,342
Franco-Nevada Corp.	3,024	386,971
Hitachi Metals Ltd.*	16,200	248,000

		1,262,980

Multiline Retail - 1.1%
B&M European Value Retail SA(b)	17,982	92,847
Pan Pacific International Holdings Corp.	2,700	41,757
Wesfarmers Ltd.	18,009	585,984

		720,588

Multi-Utilities - 0.8%
Canadian Utilities Ltd., Class A(b)	540	17,468
National Grid plc	35,451	488,133

		505,601

Oil, Gas & Consumable Fuels - 2.4%
ENEOS Holdings, Inc.	75,600	289,447
Equinor ASA	4,347	165,921
Idemitsu Kosan Co. Ltd.	8,100	207,879
Pembina Pipeline Corp.	3,348	127,743
Shell plc	13,932	369,424
TotalEnergies SE	999	50,687
Woodside Energy Group Ltd.	15,714	350,677

		1,561,778

Personal Products - 2.3%
Beiersdorf AG	1,269	130,235
Haleon plc*	81,351	288,870
Kobayashi Pharmaceutical Co. Ltd.	6,500	430,415
Unilever plc	13,824	673,486

		1,523,006

Pharmaceuticals - 13.8%
GSK plc	65,080	1,368,188
Hikma Pharmaceuticals plc	8,559	180,187
Novartis AG (Registered)	3,078	264,073
Novo Nordisk A/S, Class B	17,037	1,992,591
Ono Pharmaceutical Co. Ltd.	10,800	302,061
Otsuka Holdings Co. Ltd.	8,100	288,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Roche Holding AG	8,532	2,825,486
Roche Holding AG	108	43,908
Sanofi(b)	13,176	1,306,007
Takeda Pharmaceutical Co. Ltd.	18,900	555,050

		9,125,672

Professional Services - 1.7%
RELX plc	6,723	198,476
SGS SA (Registered)	108	262,516
Wolters Kluwer NV	6,102	659,522

		1,120,514

Real Estate Management & Development - 3.9%
Capitaland Investment Ltd.	110,700	313,793
CK Asset Holdings Ltd.	81,000	572,167
Daito Trust Construction Co. Ltd.	2,700	254,343
Henderson Land Development Co. Ltd.	54,000	187,799
Hongkong Land Holdings Ltd.	24,300	126,117
LEG Immobilien SE	918	82,970
PSP Swiss Property AG (Registered)	3,861	460,531
Sun Hung Kai Properties Ltd.	46,500	555,341

		2,553,061

Road & Rail - 1.4%
Aurizon Holdings Ltd.	128,466	360,367
MTR Corp. Ltd.	54,000	285,481
Tobu Railway Co. Ltd.	10,800	254,546

		900,394

Semiconductors & Semiconductor Equipment - 0.6%
ASML Holding NV	702	397,552

Software - 3.3%
Avast plc(a)	88,398	500,208
Constellation Software, Inc.	297	504,915
Dassault Systemes SE	5,778	245,442
Nice Ltd.*	1,107	228,893
Open Text Corp.	5,346	218,538
Oracle Corp. Japan	5,400	334,141
Sage Group plc (The)	1,782	15,275
SAP SE	1,377	127,320

		2,174,732

Specialty Retail - 1.2%
Nitori Holdings Co. Ltd.	2,700	284,040
USS Co. Ltd.	27,000	526,263

		810,303

Technology Hardware, Storage & Peripherals - 1.3%
Canon, Inc.	16,200	380,727
FUJIFILM Holdings Corp.	8,800	497,778

		878,505

Textiles, Apparel & Luxury Goods - 1.6%
Hermes International	486	661,063
LVMH Moet Hennessy Louis Vuitton SE	621	427,412

		1,088,475

Tobacco - 0.5%
Japan Tobacco, Inc.	18,900	337,626

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.3%
ITOCHU Corp.	21,600	624,808
MonotaRO Co. Ltd.	13,500	238,889

		863,697

Water Utilities - 0.4%
United Utilities Group plc	21,249	281,851

Wireless Telecommunication Services - 2.7%
KDDI Corp.	25,800	828,534
Rogers Communications, Inc., Class B	189	8,683
SoftBank Corp.	45,900	528,374
Vodafone Group plc	276,750	406,827

		1,772,418

TOTAL COMMON STOCKS (Cost $65,701,129)		64,946,231

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.3%
REPURCHASE AGREEMENTS - 0.3%
CF Secured LLC, 2.24%, dated 7/31/2022, due 8/1/2022, repurchase price $198,714, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.50%, maturing 9/30/2022 - 5/15/2052; total market value $201,710 (Cost $198,702)	198,702	198,702

Total Investments - 98.7% (Cost $65,899,831)		65,144,933
Other assets less liabilities - 1.3%		829,576

Net Assets - 100.0%		65,974,509

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $2,430,835, collateralized in the form of cash with a value of $198,702 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $710,976 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.13%, and maturity dates ranging from September 1, 2022 – May 15, 2052 and $1,666,896 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 15, 2022 – June 30, 2120; a total value of $2,576,574.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $22,248, which represents approximately 0.03% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $198,702.

Percentages shown are based on Net Assets.

Abbreviations

OYJ Public Limited Company

Futures Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	10	09/16/2022	USD	$976,050	$50,853

Forward Foreign Currency Contracts

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	57,550	Toronto-Dominion Bank (The)	USD	39,742	09/21/2022	$450
CAD	188,032	Citibank NA	USD	146,484	09/21/2022	237
ILS	86,635	JPMorgan Chase Bank NA	USD	25,203	09/21/2022	286
JPY	4,446,031	Toronto-Dominion Bank (The)	USD	33,062	09/21/2022	337
NOK	53,730	Toronto-Dominion Bank (The)	USD	5,357	09/21/2022	207
NZD	25,555	Toronto-Dominion Bank (The)	USD	16,006	09/21/2022	15
SEK	500,791	Toronto-Dominion Bank (The)	USD	49,214	09/21/2022	19
SGD	16,858	Citibank NA	USD	12,134	09/21/2022	57
USD	90,050	BNP Paribas SA	AUD	127,600	09/21/2022	938
USD	68,350	Morgan Stanley	DKK	483,231	09/21/2022	1,925
USD	313,992	Toronto-Dominion Bank (The)	EUR	298,101	09/21/2022	8,934
USD	152,458	Toronto-Dominion Bank (The)	GBP	124,796	09/21/2022	414
USD	18,740	Citibank NA	ILS	63,286	09/21/2022	120
USD	2,327	Morgan Stanley	NZD	3,702	09/21/2022	6
USD	92,427	Morgan Stanley	SEK	934,672	09/21/2022	539

Total unrealized appreciation						$14,484

DKK	435,090	JPMorgan Chase Bank NA	USD	61,561	09/21/2022	$(1,753)
EUR	149,638	Citibank NA	USD	157,440	09/21/2022	(4,310)
GBP	89,581	Citibank NA	USD	109,270	09/21/2022	(130)
HKD	33,344	Citibank NA	USD	4,258	09/21/2022	(4)
HKD	404,929	JPMorgan Chase Bank NA	USD	51,711	09/21/2022	(50)
USD	85,978	Toronto-Dominion Bank (The)	CAD	112,374	09/21/2022	(1,707)
USD	137,330	Citibank NA	CHF	134,339	09/21/2022	(4,282)
USD	246,365	Toronto-Dominion Bank (The)	JPY	32,825,398	09/21/2022	(218)
USD	18,814	Toronto-Dominion Bank (The)	NOK	185,293	09/21/2022	(374)
USD	32,492	Citibank NA	SGD	45,055	09/21/2022	(90)

Total unrealized depreciation						$(12,918)

Net unrealized appreciation						$1,566

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	3.5%
Belgium	0.6
Canada	10.3
Denmark	3.8
Finland	1.5
France	6.5
Germany	3.1
Hong Kong	6.3
Israel	2.8
Italy	0.9
Japan	23.5
Netherlands	4.2
New Zealand	0.1
Norway	0.3
Portugal	0.4
Singapore	4.8
Spain	2.1
Sweden	0.3
Switzerland	13.2
United Kingdom	10.2
Other[1]	1.6

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	98.4%
Securities Lending Reinvestments	0.3
Others(1)	1.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Emerging Markets Quality Low Volatility Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.9%

Auto Components - 0.9%
MRF Ltd.	114	120,554

Automobiles - 1.1%
Bajaj Auto Ltd.	2,334	115,268
Hero MotoCorp Ltd.	1,086	38,612

		153,880

Banks - 21.6%
Abu Dhabi Islamic Bank PJSC	34,536	85,469
Agricultural Bank of China Ltd., Class H	252,000	83,145
Al Rajhi Bank*	7,194	171,614
Banco BBVA Peru SA	6,153	2,408
Bank Central Asia Tbk. PT	37,800	18,731
Bank of China Ltd., Class H	438,000	155,673
Bank of Communications Co. Ltd., Class H	132,000	78,528
Boubyan Bank KSCP	28,662	77,392
Chang Hwa Commercial Bank Ltd.	127,200	75,621
China Construction Bank Corp., Class H	210,000	134,027
China Merchants Bank Co. Ltd., Class H	2,000	10,803
Commercial Bank PSQC (The)	34,464	69,046
Commercial International Bank Egypt SAE	38,502	77,126
Dubai Islamic Bank PJSC	49,560	79,338
E.Sun Financial Holding Co. Ltd.	95,551	87,761
First Abu Dhabi Bank PJSC	1,860	9,834
First Financial Holding Co. Ltd.	115,260	103,938
Hong Leong Bank Bhd.	1,200	5,657
Hua Nan Financial Holdings Co. Ltd.	135,484	104,528
Industrial & Commercial Bank of China Ltd., Class H	618,000	326,718
Itau Unibanco Holding SA (Preference)*	1,800	8,179
Kuwait Finance House KSCP	55,824	160,746
Malayan Banking Bhd.	27,185	54,120
Mega Financial Holding Co. Ltd.	108,000	127,691
National Bank of Kuwait SAKP	78,654	273,423
Postal Savings Bank of China Co. Ltd., Class H(a)	126,000	83,306
Qatar Islamic Bank SAQ	18,396	129,872
Qatar National Bank QPSC	47,856	264,264
Saudi National Bank (The)	1,884	35,162
Sberbank of Russia PJSC*‡(b)	12,360	—
Taiwan Cooperative Financial Holding Co. Ltd.	124,207	113,666

		3,007,786

Investments	Shares	Value ($)
Capital Markets - 0.8%
Macquarie Korea Infrastructure Fund	10,500	105,073

Chemicals - 3.2%
Asian Paints Ltd.	3,876	163,026
PhosAgro PJSC‡(b)	1,158	—
Pidilite Industries Ltd.	2,748	84,985
SABIC Agri-Nutrients Co.	3,084	109,204
Saudi Basic Industries Corp.	1,122	29,574
Yanbu National Petrochemical Co.	4,920	64,840

		451,629

Construction Materials - 0.9%
ACC Ltd.	1,014	28,495
Asia Cement Corp.	18,000	24,919
LafargeHolcim Maroc SA	396	64,870

		118,284

Consumer Finance - 0.5%
Bajaj Finance Ltd.	42	3,820
Samsung Card Co. Ltd.	2,784	68,684

		72,504

Diversified Financial Services - 0.7%
Far East Horizon Ltd.	114,000	93,960

Diversified Telecommunication Services - 5.4%
China Tower Corp. Ltd., Class H(a)	348,000	44,775
Chunghwa Telecom Co. Ltd.	42,000	170,435
Emirates Integrated Telecommunications Co. PJSC	46,350	77,228
Emirates Telecommunications Group Co. PJSC	17,544	133,262
Hellenic Telecommunications Organization SA	6,360	109,077
Itissalat Al-Maghrib	8,850	102,203
Saudi Telecom Co.	3,816	102,004
Telefonica Brasil SA	1,800	15,444

		754,428

Electric Utilities - 2.9%
Manila Electric Co.	10,920	67,346
Power Grid Corp. of India Ltd.	42,456	114,601
Saudi Electricity Co.	12,690	83,249
Tenaga Nasional Bhd.	39,000	72,383
Transmissora Alianca de Energia Eletrica SA	8,400	65,383

		402,962

Electronic Equipment, Instruments & Components - 1.2%
Hon Hai Precision Industry Co. Ltd.	13,000	47,326
Synnex Technology International Corp.	30,000	55,409
WPG Holdings Ltd.	42,000	70,419

		173,154

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 0.7%
NetEase, Inc., ADR	1,044	97,071

Food & Staples Retailing - 1.6%
BIM Birlesik Magazalar A/S	6,096	31,337
InRetail Peru Corp.(a)	2,370	69,678
President Chain Store Corp.	13,000	122,875

		223,890

Food Products - 5.3%
Almarai Co. JSC	5,670	78,800
Dali Foods Group Co. Ltd.(a)	144,000	68,607
Nestle India Ltd.	174	42,499
Nestle Malaysia Bhd.	3,900	118,039
Orion Corp.	840	64,984
Tingyi Cayman Islands Holding Corp.	58,000	95,461
Uni-President China Holdings Ltd.	78,000	71,244
Uni-President Enterprises Corp.	42,000	98,754
Want Want China Holdings Ltd.	126,000	102,406

		740,794

Gas Utilities - 2.0%
China Resources Gas Group Ltd.	16,000	67,160
ENN Energy Holdings Ltd.	6,400	104,277
Petronas Gas Bhd.	28,800	110,916

		282,353

Health Care Providers & Services - 3.5%
Bangkok Dusit Medical Services PCL, NVDR	158,400	115,110
Bumrungrad Hospital PCL, NVDR	22,800	112,730
Dr Sulaiman Al Habib Medical Services Group Co.	1,380	75,687
IHH Healthcare Bhd.	63,000	90,455
Mouwasat Medical Services Co.	1,332	87,169

		481,151

Hotels, Restaurants & Leisure - 0.7%
Kangwon Land, Inc.*	960	19,139
Yum China Holdings, Inc.	1,584	77,157

		96,296

Household Durables - 0.5%
Coway Co. Ltd.	1,362	67,204

Independent Power and Renewable Electricity Producers - 0.1%
Engie Brasil Energia SA	1,800	15,347
Unipro PJSC‡(b)	726,000	—

		15,347

Industrial Conglomerates - 1.3%
International Holding Co. PJSC*	2,310	186,030

Insurance - 0.5%
Bupa Arabia for Cooperative Insurance Co.	1,710	73,299

Interactive Media & Services - 3.4%
Tencent Holdings Ltd.	12,000	469,000

Internet & Direct Marketing Retail - 3.4%
Alibaba Group Holding Ltd., ADR*	4,704	420,397

Investments	Shares	Value ($)
JD.com, Inc., ADR	840	49,980

		470,377

IT Services - 4.3%
Infosys Ltd.	5,172	101,122
Samsung SDS Co. Ltd.	1,002	104,897
Tata Consultancy Services Ltd.	9,282	386,674

		592,693

Life Sciences Tools & Services - 0.1%
Samsung Biologics Co. Ltd.*(a)	25	16,646

Marine - 0.5%
MISC Bhd.	43,200	69,986

Metals & Mining - 0.6%
Polyus PJSC‡(b)	546	—
Vale SA	6,000	80,511

		80,511

Multiline Retail - 0.0%
Robinson PCL*‡(b)	600	—

Multi-Utilities - 0.6%
Qatar Electricity & Water Co. QSC	15,708	79,839

Oil, Gas & Consumable Fuels - 2.2%
Petroleo Brasileiro SA	2,400	17,065
Petroleo Brasileiro SA (Preference)	4,200	27,593
Petronas Dagangan Bhd.	15,000	75,497
Petronet LNG Ltd.	9,210	25,558
Qatar Fuel QSC	15,186	74,267
Qatar Gas Transport Co. Ltd.	79,902	89,517
Surgutneftegas PJSC (Preference)‡(b)	156,600	—

		309,497

Personal Products - 1.7%
Colgate-Palmolive India Ltd.	5,472	109,532
Hengan International Group Co. Ltd.	24,000	116,027
Hindustan Unilever Ltd.	492	16,371

		241,930

Pharmaceuticals - 2.8%
Cipla Ltd.	9,720	119,861
Dr Reddy’s Laboratories Ltd.	720	37,156
Lupin Ltd.	2,370	19,259
Richter Gedeon Nyrt.	3,324	67,812
Sun Pharmaceutical Industries Ltd.	5,910	70,328
Torrent Pharmaceuticals Ltd.	264	5,092
Yuhan Corp.	1,632	72,612

		392,120

Real Estate Management & Development - 1.0%
Aldar Properties PJSC	57,450	76,640
Wharf Holdings Ltd. (The)	18,000	65,810

		142,450

Semiconductors & Semiconductor Equipment - 5.9%
SK Hynix, Inc.	36	2,713
Taiwan Semiconductor Manufacturing Co. Ltd.	48,000	816,005

		818,718

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Investments	Shares	Value ($)
Specialty Retail - 3.5%
Abu Dhabi National Oil Co. for Distribution PJSC	100,410	117,002
Home Product Center PCL, NVDR	264,000	95,387
Hotel Shilla Co. Ltd.	1,860	102,800
Jarir Marketing Co.	2,394	103,893
MR DIY Group M Bhd.(a)	21,600	10,775
Zhongsheng Group Holdings Ltd.	11,000	62,848

		492,705

Technology Hardware, Storage & Peripherals - 4.4%
Compal Electronics, Inc.	96,000	73,104
Inventec Corp.	84,000	66,491
Lite-On Technology Corp.	7,000	15,267
Pegatron Corp.	24,000	49,858
Samsung Electronics Co. Ltd.	8,526	402,968

		607,688

Textiles, Apparel & Luxury Goods - 0.1%
Page Industries Ltd.	12	7,399

Tobacco - 0.8%
KT&G Corp.	1,866	117,639

Transportation Infrastructure - 2.2%
Jiangsu Expressway Co. Ltd., Class H	72,000	62,829
Shenzhen Expressway Corp. Ltd., Class H	72,000	66,406
Taiwan High Speed Rail Corp.	78,000	76,200
Westports Holdings Bhd.	127,200	100,033

		305,468

Water Utilities - 0.4%
Guangdong Investment Ltd.	62,000	60,421

Wireless Telecommunication Services - 4.6%
Advanced Info Service PCL, NVDR	18,600	101,565
America Movil SAB de CV, Series L	29,400	28,013
Bharti Airtel Ltd.*	246	2,104
Etihad Etisalat Co.	7,062	71,071
Far EasTone Telecommunications Co. Ltd.	44,000	110,952
Intouch Holdings PCL, NVDR	49,800	94,702
Maxis Bhd.	69,000	56,899
PLDT, Inc.	780	23,430
Taiwan Mobile Co. Ltd.	33,000	111,870
Vodacom Group Ltd.	5,028	41,629

		642,235

TOTAL COMMON STOCKS (COST $14,373,984)		13,634,971

Total Investments - 97.9% (Cost $14,373,984)		13,634,971
Other assets less liabilities - 2.1%		291,606

Net Assets - 100.0%		13,926,577

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Futures Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Depreciation
Long Contracts
MSCI EAFE E-Mini Index	6	09/16/2022	USD	$299,550	$(379)

Forward Foreign Currency Contracts

FlexShares® Emerging Markets Quality Low Volatility Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	34,479	Citibank NA	HKD	270,000	09/21/2022	$33
USD	9,367	Citibank NA	MXN	190,000	09/21/2022	124
USD	13,129	Citibank NA	ZAR	210,000	09/21/2022	596

Net unrealized appreciation						$753

Abbreviations:

HKD — Hong Kong Dollar
MXN — Mexican Peso
USD — US Dollar
ZAR — South African Rand

FlexShares® Emerging Markets Quality Low Volatility Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Brazil	1.6%
China	22.0
Egypt	0.6
Greece	0.8
Hungary	0.5
India	11.6
Indonesia	0.1
Kuwait	3.7
Malaysia	5.5
Mexico	0.2
Morocco	1.2
Peru	0.5
Philippines	0.7
Qatar	5.1
Saudi Arabia	7.8
South Africa	0.3
South Korea	8.2
Taiwan	18.1
Thailand	3.7
Turkey	0.2
United Arab Emirates	5.5
Other[1]	2.1

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Emerging Markets Quality Low Volatility Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.9%
Others(1)	2.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar US Market Factor Tilt Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.5%

Aerospace & Defense - 1.4%
AAR Corp.*(a)	2,820	125,575
Aerojet Rocketdyne Holdings, Inc.*(a)	3,948	172,488
AeroVironment, Inc.*(a)	1,316	114,018
Axon Enterprise, Inc.*(a)	1,692	186,442
Boeing Co. (The)*(a)	14,288	2,276,221
BWX Technologies, Inc.(a)	4,324	245,084
Curtiss-Wright Corp.(a)	2,632	377,534
Ducommun, Inc.*	564	26,700
General Dynamics Corp.	7,332	1,661,945
HEICO Corp.	1,692	266,845
HEICO Corp., Class A	1,880	240,038
Hexcel Corp.	2,444	147,886
Howmet Aerospace, Inc.	12,220	453,729
Huntington Ingalls Industries, Inc.	1,316	285,361
Kaman Corp.(a)	2,068	63,653
Kratos Defense & Security Solutions, Inc.*	4,324	62,222
L3Harris Technologies, Inc.	6,392	1,533,888
Lockheed Martin Corp.	7,708	3,189,648
Maxar Technologies, Inc.(a)	4,888	134,322
Mercury Systems, Inc.*(a)	4,324	255,159
Moog, Inc., Class A	7,144	611,812
Northrop Grumman Corp.	4,888	2,340,863
Parsons Corp.*(a)	4,324	186,927
Raytheon Technologies Corp.	48,504	4,521,058
Spirit AeroSystems Holdings, Inc., Class A	4,512	148,084
Textron, Inc.(a)	6,956	456,592
TransDigm Group, Inc.*	1,316	818,999
Triumph Group, Inc.*	7,144	111,018
V2X, Inc.*	3,384	112,484
Virgin Galactic Holdings, Inc.*(a)	10,340	76,930
Woodward, Inc.(a)	3,384	354,305

		21,557,830

Air Freight & Logistics - 0.6%
Air Transport Services Group, Inc.*(a)	16,920	530,273
Atlas Air Worldwide Holdings, Inc.*(a)	7,144	540,872
CH Robinson Worldwide, Inc.(a)	3,948	437,044
Expeditors International of Washington, Inc.	4,324	459,425
FedEx Corp.	7,708	1,796,658
Forward Air Corp.(a)	940	98,634
GXO Logistics, Inc.*	1,692	81,216
Hub Group, Inc., Class A*	9,212	703,797
United Parcel Service, Inc., Class B	24,252	4,726,472

		9,374,391

Airlines - 0.3%
Alaska Air Group, Inc.*(a)	28,576	1,266,774

Investments	Shares	Value ($)
Allegiant Travel Co.*(a)	940	108,391
American Airlines Group, Inc.*(a)	15,604	213,931
Delta Air Lines, Inc.*(a)	20,492	651,646
Frontier Group Holdings, Inc.*(a)	10,904	157,890
Hawaiian Holdings, Inc.*(a)	16,544	247,498
JetBlue Airways Corp.*	70,500	593,610
SkyWest, Inc.*	5,264	127,126
Southwest Airlines Co.*	16,544	630,657
Spirit Airlines, Inc.*	4,136	102,449
Sun Country Airlines Holdings, Inc.*(a)	2,256	45,503
United Airlines Holdings, Inc.*(a)	6,580	241,815
Wheels Up Experience, Inc.*(a)	62,980	141,075

		4,528,365

Auto Components - 0.5%
Adient plc*(a)	21,244	717,622
American Axle & Manufacturing Holdings, Inc.*	20,116	179,234
Aptiv plc*	7,708	808,492
Autoliv, Inc.(a)	4,324	371,864
BorgWarner, Inc.(a)	4,888	187,993
Dana, Inc.(a)	30,832	516,744
Dorman Products, Inc.*(a)	1,880	190,049
Fox Factory Holding Corp.*(a)	3,008	284,737
Garrett Motion, Inc.*(a)	9,964	65,862
Gentex Corp.(a)	8,648	244,047
Gentherm, Inc.*(a)	1,128	72,824
Goodyear Tire & Rubber Co. (The)*	63,544	780,320
LCI Industries(a)	5,640	761,908
Lear Corp.	1,504	227,315
Luminar Technologies, Inc.*(a)	11,844	80,065
Modine Manufacturing Co.*	9,400	123,328
Patrick Industries, Inc.(a)	4,888	296,799
QuantumScape Corp.*(a)	61,664	667,204
Standard Motor Products, Inc.	5,828	266,573
Stoneridge, Inc.*(a)	7,332	137,988
Tenneco, Inc., Class A*	17,108	322,828
Visteon Corp.*(a)	2,256	287,820
XPEL, Inc.*(b)	1,316	80,658

		7,672,274

Automobiles - 1.8%
Ford Motor Co.	132,352	1,944,251
General Motors Co.*	48,880	1,772,389
Harley-Davidson, Inc.(a)	30,268	1,144,433
Lordstown Motors Corp.*(a)	49,444	110,755
Lucid Group, Inc.*(a)	15,980	291,635
Mullen Automotive, Inc.*(a)	82,532	65,423
Rivian Automotive, Inc., Class A*(a)	5,452	187,004
Tesla, Inc.*(a)	22,560	20,111,112
Thor Industries, Inc.(a)	11,092	935,388
Winnebago Industries, Inc.(a)	7,520	453,982
Workhorse Group, Inc.*(a)	10,152	33,197

		27,049,569

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Banks - 6.0%
1st Source Corp.	5,640	271,961
Allegiance Bancshares, Inc.(a)	3,008	132,472
Ameris Bancorp(a)	14,100	666,789
Associated Banc-Corp.	28,576	574,378
Atlantic Union Bankshares Corp.(a)	13,724	474,713
Banc of California, Inc.(a)	3,760	65,838
BancFirst Corp.(a)	2,256	242,272
Bancorp, Inc. (The)*	6,204	152,618
Bank of America Corp.	235,752	7,970,775
Bank of Hawaii Corp.(a)	2,444	195,789
Bank OZK(a)	27,636	1,108,204
BankUnited, Inc.(a)	20,868	810,722
Banner Corp.(a)	5,828	361,278
Berkshire Hills Bancorp, Inc.	3,948	111,215
BOK Financial Corp.	7,144	628,886
Brookline Bancorp, Inc.	13,160	182,003
Cadence Bank	37,412	976,453
Cathay General Bancorp(a)	14,476	603,649
Central Pacific Financial Corp.	3,948	93,489
Citigroup, Inc.	64,860	3,366,234
Citizens Financial Group, Inc.	15,416	585,345
City Holding Co.(a)	376	32,633
Columbia Banking System, Inc.(a)	18,236	550,180
Comerica, Inc.	5,264	409,381
Commerce Bancshares, Inc.(a)	3,197	222,125
Community Bank System, Inc.(a)	1,316	88,606
Community Trust Bancorp, Inc.	2,068	89,606
ConnectOne Bancorp, Inc.	4,324	114,327
Cullen/Frost Bankers, Inc.	2,068	269,667
Customers Bancorp, Inc.*(a)	5,828	222,571
CVB Financial Corp.(a)	11,656	310,866
Dime Community Bancshares, Inc.(a)	10,528	358,794
Eagle Bancorp, Inc.(a)	6,204	304,182
East West Bancorp, Inc.	5,640	404,839
Eastern Bankshares, Inc.	6,204	126,562
Enterprise Financial Services Corp.(a)	3,760	176,833
Farmers National Banc Corp.(a)	12,032	170,854
FB Financial Corp.	1,316	56,391
Fifth Third Bancorp	24,252	827,478
Financial Institutions, Inc.(a)	4,324	114,629
First Bancorp(a)	53,392	805,685
First Bancorp(a)	3,572	135,307
First Bancshares, Inc. (The)	3,196	92,684
First Busey Corp.(a)	14,476	356,833
First Citizens BancShares, Inc., Class A	376	284,512
First Commonwealth Financial Corp.	25,568	378,918
First Financial Bancorp(a)	18,988	424,192
First Financial Bankshares, Inc.(a)	6,768	299,010
First Financial Corp.(a)	3,760	175,667
First Foundation, Inc.	5,264	109,596
First Hawaiian, Inc.(a)	27,824	709,234
First Horizon Corp.	21,432	479,219
First Interstate BancSystem, Inc., Class A	18,988	774,331

Investments	Shares	Value ($)
First Merchants Corp.	13,348	554,342
First of Long Island Corp. (The)	8,460	153,972
First Republic Bank	4,888	795,326
Flushing Financial Corp.	5,452	117,709
FNB Corp.(a)	67,304	804,956
Fulton Financial Corp.	33,840	564,790
German American Bancorp, Inc.(a)	4,324	163,620
Glacier Bancorp, Inc.(a)	6,016	301,341
Hancock Whitney Corp.	19,364	945,157
Hanmi Financial Corp.	7,896	199,532
HarborOne Bancorp, Inc.(a)	2,068	29,986
Heartland Financial USA, Inc.	9,212	413,619
Heritage Commerce Corp.(a)	10,340	121,805
Heritage Financial Corp.	6,016	156,536
Hilltop Holdings, Inc.(a)	15,228	439,328
Home BancShares, Inc.(a)	40,984	967,222
HomeStreet, Inc.	3,196	119,179
Hope Bancorp, Inc.(a)	27,824	418,473
Horizon Bancorp, Inc.	6,768	129,066
Huntington Bancshares, Inc.(a)	47,188	627,128
Independent Bank Corp.(a)	2,444	204,807
Independent Bank Corp.	8,836	185,379
Independent Bank Group, Inc.	9,964	704,654
International Bancshares Corp.(a)	13,536	593,689
JPMorgan Chase & Co.	97,384	11,234,218
KeyCorp	34,028	622,712
Lakeland Bancorp, Inc.(a)	12,220	194,542
Lakeland Financial Corp.(a)	752	58,506
Live Oak Bancshares, Inc.(a)	940	35,382
M&T Bank Corp.	6,580	1,167,621
Mercantile Bank Corp.	4,512	159,905
Midland States Bancorp, Inc.	4,888	128,066
National Bank Holdings Corp., Class A(a)	1,128	46,947
NBT Bancorp, Inc.(a)	8,084	327,725
Nicolet Bankshares, Inc.*(a)	2,068	165,399
Northwest Bancshares, Inc.(a)	4,700	67,586
OceanFirst Financial Corp.	15,980	328,549
OFG Bancorp(a)	15,416	423,478
Old National Bancorp	59,784	1,040,839
Pacific Premier Bancorp, Inc.(a)	20,492	689,351
PacWest Bancorp(a)	27,260	764,098
Park National Corp.(a)	376	48,715
Pathward Financial, Inc.	3,008	101,430
Peoples Bancorp, Inc.(a)	6,016	186,015
Pinnacle Financial Partners, Inc.	4,700	371,770
PNC Financial Services Group, Inc. (The)	13,160	2,183,770
Popular, Inc.(a)	18,988	1,474,798
Preferred Bank(a)	2,256	164,011
Premier Financial Corp.	11,092	315,900
Prosperity Bancshares, Inc.	21,056	1,560,039
QCR Holdings, Inc.(a)	2,068	122,612
Regions Financial Corp.(a)	34,780	736,640
Renasant Corp.(a)	16,544	552,570
S&T Bancorp, Inc.	12,972	401,354
Sandy Spring Bancorp, Inc.(a)	9,212	380,456
Seacoast Banking Corp. of Florida(a)	5,076	181,619

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
ServisFirst Bancshares, Inc.(a)	1,504	128,517
Signature Bank	1,880	348,872
Silvergate Capital Corp., Class A*	1,128	105,231
Simmons First National Corp., Class A	27,260	647,425
Southside Bancshares, Inc.(a)	752	30,035
SouthState Corp.(a)	15,792	1,338,688
Stock Yards Bancorp, Inc.(a)	564	39,001
SVB Financial Group*	1,504	606,939
Synovus Financial Corp.(a)	32,524	1,313,319
Texas Capital Bancshares, Inc.*	9,400	551,028
Tompkins Financial Corp.(a)	188	14,504
Towne Bank	14,288	426,783
TriCo Bancshares(a)	564	26,959
Triumph Bancorp, Inc.*(a)	564	40,975
Truist Financial Corp.	44,180	2,229,765
Trustmark Corp.(a)	7,144	231,966
UMB Financial Corp.	8,836	799,658
Umpqua Holdings Corp.	43,052	758,146
United Bankshares, Inc.(a)	30,456	1,179,865
United Community Banks, Inc.(a)	20,304	690,945
Univest Financial Corp.	6,016	150,039
US Bancorp	45,120	2,129,664
Valley National Bancorp(a)	95,316	1,114,244
Veritex Holdings, Inc.	4,700	145,418
Washington Federal, Inc.	18,236	622,395
Washington Trust Bancorp, Inc.(a)	3,196	175,396
Webster Financial Corp.(a)	8,460	392,967
Wells Fargo & Co.	124,080	5,443,390
WesBanco, Inc.	12,972	442,605
Westamerica Bancorp(a)	2,632	157,946
Western Alliance Bancorp	4,136	315,908
Wintrust Financial Corp.(a)	13,724	1,180,813
Zions Bancorp NA	6,392	348,684

		89,527,124

Beverages - 1.2%
Boston Beer Co., Inc. (The), Class A*(a)	564	214,562
Brown-Forman Corp., Class A	1,504	108,890
Brown-Forman Corp., Class B	5,640	418,601
Celsius Holdings, Inc.*(a)	2,068	183,969
Coca-Cola Co. (The)	104,340	6,695,498
Coca-Cola Consolidated, Inc.	940	482,220
Constellation Brands, Inc., Class A	4,888	1,203,963
Keurig Dr Pepper, Inc.(a)	21,620	837,559
Molson Coors Beverage Co., Class B(a)	6,956	415,621
Monster Beverage Corp.*	10,340	1,030,071
National Beverage Corp.(a)	1,128	61,115
PepsiCo, Inc.	37,036	6,479,819
Vintage Wine Estates, Inc.*(a)	1,316	9,659
Vita Coco Co., Inc. (The)*(a)	5,640	67,962

		18,209,509

Biotechnology - 2.7%
4D Molecular Therapeutics, Inc.*(a)	2,256	21,206
AbbVie, Inc.	58,468	8,390,743
ACADIA Pharmaceuticals, Inc.*	9,400	138,086

Investments	Shares	Value ($)
Agios Pharmaceuticals, Inc.*(a)	6,768	145,986
Alector, Inc.*	5,264	53,798
Alkermes plc*	9,588	245,453
Allogene Therapeutics, Inc.*(a)	188	2,440
Alnylam Pharmaceuticals, Inc.*	2,632	373,849
Amgen, Inc.	18,048	4,466,339
Amicus Therapeutics, Inc.*(a)	7,332	73,027
Anavex Life Sciences Corp.*(a)	21,244	217,963
Apellis Pharmaceuticals, Inc.*(a)	3,760	211,613
Arcturus Therapeutics Holdings, Inc.*(a)	940	16,497
Arcus Biosciences, Inc.*(a)	11,656	309,933
Arrowhead Pharmaceuticals, Inc.*	4,888	207,887
Atara Biotherapeutics, Inc.*	188	570
Avid Bioservices, Inc.*(a)	1,504	29,554
Avidity Biosciences, Inc.*(a)	2,256	36,750
Beam Therapeutics, Inc.*(a)	12,220	769,616
BioCryst Pharmaceuticals, Inc.*(a)	14,852	163,669
Biogen, Inc.*	5,076	1,091,645
Biohaven Pharmaceutical Holding Co. Ltd.*	3,384	494,132
BioMarin Pharmaceutical, Inc.*	6,016	517,677
Bioxcel Therapeutics, Inc.*(a)	5,828	89,984
Blueprint Medicines Corp.*	4,136	211,184
Bridgebio Pharma, Inc.*(a)	4,136	35,818
CareDx, Inc.*(a)	2,632	62,615
Caribou Biosciences, Inc.*	1,316	10,686
Catalyst Pharmaceuticals, Inc.*	16,732	171,336
Celldex Therapeutics, Inc.*	1,504	46,203
Cerevel Therapeutics Holdings, Inc.*	3,196	84,023
ChemoCentryx, Inc.*(a)	2,444	57,727
Coherus Biosciences, Inc.*(a)	8,084	68,471
Crinetics Pharmaceuticals, Inc.*(a)	5,264	101,121
CRISPR Therapeutics AG*(a)	16,732	1,254,900
Cytokinetics, Inc.*(a)	3,384	143,245
Deciphera Pharmaceuticals, Inc.*(a)	3,196	40,557
Denali Therapeutics, Inc.*(a)	188	6,396
Dynavax Technologies Corp.*(a)	28,012	402,812
Editas Medicine, Inc.*(a)	1,504	23,929
Emergent BioSolutions, Inc.*(a)	6,392	221,419
Enanta Pharmaceuticals, Inc.*(a)	1,880	103,682
Exact Sciences Corp.*(a)	4,700	211,970
Exelixis, Inc.*	19,176	401,162
Fate Therapeutics, Inc.*(a)	4,136	126,272
FibroGen, Inc.*	3,384	42,571
Forma Therapeutics Holdings, Inc.*	21,808	180,570
Geron Corp.*	16,356	31,076
Gilead Sciences, Inc.	43,804	2,617,289
Global Blood Therapeutics, Inc.*(a)	3,760	123,027
Gossamer Bio, Inc.*(a)	1,316	14,779
Halozyme Therapeutics, Inc.*(a)	6,580	321,762
Heron Therapeutics, Inc.*(a)	376	1,045
Horizon Therapeutics plc*	4,888	405,557
ImmunoGen, Inc.*	21,996	104,261
Incyte Corp.*	6,392	496,531
Inhibrx, Inc.*	564	9,780
Insmed, Inc.*(a)	6,392	141,391

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Intellia Therapeutics, Inc.*	4,324	280,022
Intercept Pharmaceuticals, Inc.*(a)	6,956	88,759
Ionis Pharmaceuticals, Inc.*(a)	7,520	282,451
Iovance Biotherapeutics, Inc.*(a)	3,008	35,043
Ironwood Pharmaceuticals, Inc.*(a)	39,480	452,046
IVERIC bio, Inc.*(a)	188	2,010
Karuna Therapeutics, Inc.*	1,692	220,383
Karyopharm Therapeutics, Inc.*(a)	7,332	31,161
Keros Therapeutics, Inc.*(a)	752	24,124
Krystal Biotech, Inc.*(a)	5,264	382,061
Kura Oncology, Inc.*	6,956	106,496
Kymera Therapeutics, Inc.*	188	4,142
Ligand Pharmaceuticals, Inc.*(a)	752	69,207
MacroGenics, Inc.*(a)	188	588
Madrigal Pharmaceuticals, Inc.*(a)	940	59,051
MannKind Corp.*(a)	7,896	27,241
MeiraGTx Holdings plc*(a)	5,264	43,586
Mirati Therapeutics, Inc.*(a)	3,196	205,822
Moderna, Inc.*(a)	11,280	1,850,935
Myriad Genetics, Inc.*(a)	3,196	84,310
Natera, Inc.*(a)	5,452	256,244
Neurocrine Biosciences, Inc.*(a)	2,256	212,357
Novavax, Inc.*(a)	18,800	1,024,788
Ocugen, Inc.*(a)	68,432	176,555
Organogenesis Holdings, Inc.*	1,692	9,712
Protagonist Therapeutics, Inc.*(a)	1,692	16,835
Prothena Corp. plc*(a)	1,504	46,714
PTC Therapeutics, Inc.*(a)	3,572	155,561
Recursion Pharmaceuticals, Inc., Class A*(a)	1,316	11,133
Regeneron Pharmaceuticals, Inc.*	3,572	2,077,797
REGENXBIO, Inc.*(a)	9,964	312,571
Relay Therapeutics, Inc.*(a)	4,700	89,394
Replimune Group, Inc.*	10,904	210,229
REVOLUTION Medicines, Inc.*(a)	4,324	97,679
Rigel Pharmaceuticals, Inc.*	20,304	24,162
Rocket Pharmaceuticals, Inc.*(a)	14,288	207,176
Sage Therapeutics, Inc.*(a)	752	25,876
Sangamo Therapeutics, Inc.*(a)	3,196	13,711
Sarepta Therapeutics, Inc.*(a)	3,008	279,594
Seagen, Inc.*	2,820	507,544
Seres Therapeutics, Inc.*(a)	2,256	9,272
Sorrento Therapeutics, Inc.*(a)	1,880	4,888
Stoke Therapeutics, Inc.*(a)	2,820	41,708
TG Therapeutics, Inc.*(a)	8,084	48,423
Travere Therapeutics, Inc.*	1,880	44,255
Turning Point Therapeutics, Inc.*	3,008	225,540
Twist Bioscience Corp.*(a)	4,888	213,801
Ultragenyx Pharmaceutical, Inc.*(a)	3,384	180,299
uniQure NV*	10,716	271,651
United Therapeutics Corp.*	1,880	434,412
Vanda Pharmaceuticals, Inc.*	1,316	14,186
Vaxart, Inc.*(a)	188	692
Veracyte, Inc.*(a)	3,572	94,086
Vericel Corp.*(a)	1,692	55,058
Vertex Pharmaceuticals, Inc.*	7,332	2,055,966
Vir Biotechnology, Inc.*	17,672	491,458
Xencor, Inc.*(a)	2,068	59,331

Investments	Shares	Value ($)
Y-mAbs Therapeutics, Inc.*(a)	4,324	67,411

		40,661,091

Building Products - 0.7%
A O Smith Corp.(a)	3,572	226,000
AAON, Inc.(a)	2,632	158,367
Advanced Drainage Systems, Inc.(a)	1,692	200,671
Allegion plc(a)	1,316	139,101
American Woodmark Corp.*	1,692	84,972
Apogee Enterprises, Inc.	3,196	132,986
Armstrong World Industries, Inc.(a)	2,068	184,776
AZEK Co., Inc. (The)*(a)	4,700	97,196
Builders FirstSource, Inc.*(a)	7,332	498,576
Carlisle Cos., Inc.(a)	1,504	445,334
Carrier Global Corp.	24,440	990,553
Fortune Brands Home & Security, Inc.	4,324	301,296
Gibraltar Industries, Inc.*	940	43,983
Griffon Corp.	10,716	321,587
Hayward Holdings, Inc.*(a)	14,100	164,547
Insteel Industries, Inc.(a)	188	5,884
JELD-WEN Holding, Inc.*	18,988	337,607
Johnson Controls International plc	22,936	1,236,480
Lennox International, Inc.	1,316	315,222
Masco Corp.(a)	7,520	416,458
Masonite International Corp.*	3,948	359,386
Owens Corning	4,136	383,573
PGT Innovations, Inc.*	15,040	329,376
Quanex Building Products Corp.(a)	4,700	115,667
Resideo Technologies, Inc.*(a)	31,396	706,724
Simpson Manufacturing Co., Inc.	1,692	174,750
Trane Technologies plc	6,016	884,292
Trex Co., Inc.*	3,572	230,465
UFP Industries, Inc.	13,912	1,282,826
Zurn Elkay Water Solutions Corp.	4,888	141,508

		10,910,163

Capital Markets - 3.0%
Affiliated Managers Group, Inc.(a)	9,776	1,235,491
Ameriprise Financial, Inc.	3,948	1,065,644
Ares Management Corp.	3,760	269,404
Artisan Partners Asset Management, Inc., Class A(a)	15,040	597,990
B. Riley Financial, Inc.(a)	3,948	203,480
Bank of New York Mellon Corp. (The)	25,004	1,086,674
BGC Partners, Inc., Class A	68,996	251,835
BlackRock, Inc.	4,700	3,145,146
Blackstone, Inc., Class A(a)	18,424	1,880,538
Blucora, Inc.*	16,168	323,360
Blue Owl Capital, Inc.(a)	20,304	231,669
Brightsphere Investment Group, Inc.(a)	5,640	106,652
Carlyle Group, Inc. (The)	3,008	117,041
Charles Schwab Corp. (The)	40,796	2,816,964
CME Group, Inc.	9,776	1,950,117
Cohen & Steers, Inc.(a)	752	55,415
Coinbase Global, Inc., Class A*(a)	752	47,346
Cowen, Inc., Class A(a)	8,084	283,506

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Donnelley Financial Solutions, Inc.*(a)	6,392	217,264
Evercore, Inc., Class A	8,836	883,335
FactSet Research Systems, Inc.	940	403,899
Federated Hermes, Inc., Class B(a)	21,056	718,220
Focus Financial Partners, Inc., Class A*(a)	14,100	570,063
Franklin Resources, Inc.(a)	11,092	304,475
GCM Grosvenor, Inc., Class A	16,544	130,863
Goldman Sachs Group, Inc. (The)	11,092	3,697,962
Hamilton Lane, Inc., Class A	752	56,829
Houlihan Lokey, Inc.	1,880	158,973
Interactive Brokers Group, Inc., Class A	4,324	253,776
Intercontinental Exchange, Inc.	13,912	1,418,885
Invesco Ltd.	14,852	263,474
Janus Henderson Group plc(a)	39,292	1,012,555
Jefferies Financial Group, Inc.	8,648	281,665
KKR & Co., Inc.	19,552	1,084,354
LPL Financial Holdings, Inc.	2,632	552,509
MarketAxess Holdings, Inc.	940	254,533
Moelis & Co., Class A(a)	3,572	166,384
Moody’s Corp.	3,948	1,224,867
Morgan Stanley	46,060	3,882,858
Morningstar, Inc.	564	144,017
MSCI, Inc.	2,068	995,411
Nasdaq, Inc.	3,008	544,147
Northern Trust Corp.(c)	6,768	675,311
Open Lending Corp., Class A*	12,596	130,495
Oppenheimer Holdings, Inc., Class A(a)	376	12,630
Piper Sandler Cos.(a)	3,384	427,061
PJT Partners, Inc., Class A	376	26,876
Raymond James Financial, Inc.	7,144	703,470
S&P Global, Inc.	9,024	3,401,416
SEI Investments Co.(a)	3,196	176,931
State Street Corp.	11,468	814,687
StepStone Group, Inc., Class A(a)	3,572	95,158
Stifel Financial Corp.(a)	22,560	1,349,314
StoneX Group, Inc.*(a)	4,888	425,891
T. Rowe Price Group, Inc.(a)	8,084	998,131
TPG, Inc.(a)	2,444	69,703
Tradeweb Markets, Inc., Class A(a)	1,692	119,320
Victory Capital Holdings, Inc., Class A(a)	6,016	166,463
Virtu Financial, Inc., Class A	20,680	482,464
Virtus Investment Partners, Inc.(a)	1,504	310,305
WisdomTree Investments, Inc.(a)	188	978

		45,276,194

Chemicals - 1.9%
AdvanSix, Inc.	8,648	339,780
Air Products and Chemicals, Inc.(a)	6,016	1,493,352
Albemarle Corp.(a)	3,196	780,815
Amyris, Inc.*(a)	8,084	14,390
Ashland Global Holdings, Inc.(a)	2,068	207,772
Avient Corp.	3,008	129,795
Axalta Coating Systems Ltd.*	9,588	241,809
Balchem Corp.(a)	2,068	280,752

Investments	Shares	Value ($)
Cabot Corp.	13,160	977,262
Celanese Corp.(a)	3,760	441,838
CF Industries Holdings, Inc.	8,084	771,941
Chase Corp.	188	17,093
Chemours Co. (The)(a)	38,352	1,364,948
Corteva, Inc.	18,048	1,038,662
Danimer Scientific, Inc.*(a)	5,828	26,925
Diversey Holdings Ltd.*(a)	12,220	91,528
Dow, Inc.	22,748	1,210,421
DuPont de Nemours, Inc.(a)	11,844	725,208
Eastman Chemical Co.(a)	4,324	414,801
Ecolab, Inc.	6,580	1,086,819
Ecovyst, Inc.	1,316	13,463
Element Solutions, Inc.(a)	14,476	286,046
FMC Corp.(a)	4,324	480,396
GCP Applied Technologies, Inc.*	3,384	106,596
Ginkgo Bioworks Holdings, Inc.*(a)	60,348	172,595
Hawkins, Inc.	564	22,419
HB Fuller Co.(a)	1,692	108,626
Huntsman Corp.(a)	48,128	1,393,787
Ingevity Corp.*(a)	9,024	605,510
Innospec, Inc.	752	76,704
International Flavors & Fragrances, Inc.	6,956	862,892
Intrepid Potash, Inc.*	2,068	94,301
Koppers Holdings, Inc.(a)	752	17,702
Kronos Worldwide, Inc.(a)	4,700	82,579
Linde plc(a)	13,724	4,144,648
Livent Corp.*(a)	7,896	196,531
LyondellBasell Industries NV, Class A	8,460	753,955
Mativ, Inc.(a)	9,441	206,286
Minerals Technologies, Inc.(a)	8,272	552,652
Mosaic Co. (The)	11,656	613,805
NewMarket Corp.(a)	1,128	350,582
Olin Corp.	6,204	324,283
Perimeter Solutions SA*	10,340	119,427
PPG Industries, Inc.	6,580	850,728
Quaker Chemical Corp.(a)	940	152,477
RPM International, Inc.(a)	3,008	271,923
Scotts Miracle-Gro Co. (The)(a)	2,632	234,116
Sensient Technologies Corp.(a)	1,316	113,150
Sherwin-Williams Co. (The)(a)	6,392	1,546,481
Stepan Co.(a)	1,880	210,955
Tredegar Corp.(a)	10,152	106,393
Trinseo plc(a)	8,084	289,165
Tronox Holdings plc, Class A	23,688	369,770
Valvoline, Inc.	8,836	284,696
Westlake Corp.(a)	376	36,600

		27,708,150

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.(a)	2,068	92,729
ACCO Brands Corp.	27,824	199,498
ACV Auctions, Inc., Class A*(a)	5,076	37,512
Brady Corp., Class A	1,128	53,975
BrightView Holdings, Inc.*	7,708	101,283
Brink’s Co. (The)(a)	10,904	620,874

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Casella Waste Systems, Inc., Class A*	2,256	182,623
Cimpress plc*(a)	6,392	256,894
Cintas Corp.	2,256	959,905
Clean Harbors, Inc.*	1,692	165,122
Copart, Inc.*	6,580	842,898
CoreCivic, Inc., REIT*	29,328	315,863
Deluxe Corp.(a)	10,528	264,674
Driven Brands Holdings, Inc.*(a)	3,572	108,517
Ennis, Inc.	12,220	267,007
GEO Group, Inc. (The)*(a)	11,280	73,997
Harsco Corp.*	3,008	14,468
Healthcare Services Group, Inc.(a)	5,452	78,182
HNI Corp.(a)	3,760	132,803
IAA, Inc.*	7,896	297,916
Interface, Inc.(a)	8,460	122,585
Matthews International Corp., Class A(a)	5,640	157,638
MillerKnoll, Inc.(a)	2,257	67,944
Montrose Environmental Group, Inc.*(a)	188	7,543
MSA Safety, Inc.(a)	2,820	361,919
Pitney Bowes, Inc.	18,988	62,091
Republic Services, Inc.	5,640	782,042
Rollins, Inc.(a)	6,956	268,293
SP Plus Corp.*(a)	4,136	141,699
Steelcase, Inc., Class A(a)	8,272	92,067
Stericycle, Inc.*(a)	6,580	308,405
Tetra Tech, Inc.	1,880	288,148
UniFirst Corp.(a)	1,128	220,964
Viad Corp.*(a)	2,444	82,534
Waste Management, Inc.	10,152	1,670,613

		9,701,225

Communications Equipment - 0.7%
ADTRAN Holdings, Inc.(a)	4,136	99,636
Arista Networks, Inc.*	5,452	635,867
Calix, Inc.*	3,948	225,194
Cambium Networks Corp.*(a)	564	10,631
Casa Systems, Inc.*(a)	4,888	21,605
Ciena Corp.*	3,948	203,717
Cisco Systems, Inc.	139,120	6,311,874
CommScope Holding Co., Inc.*	46,812	422,712
Comtech Telecommunications Corp.(a)	4,888	56,799
Digi International, Inc.*(a)	3,760	107,122
Extreme Networks, Inc.*(a)	12,596	164,756
F5, Inc.*	1,504	251,710
Harmonic, Inc.*(a)	2,820	30,794
Infinera Corp.*(a)	7,332	48,025
Juniper Networks, Inc.	12,972	363,605
Lumentum Holdings, Inc.*(a)	2,256	204,078
Motorola Solutions, Inc.	4,700	1,121,373
NETGEAR, Inc.*(a)	7,708	198,712
NetScout Systems, Inc.*	7,144	254,184
Plantronics, Inc.*	5,076	201,974
Ribbon Communications, Inc.*(a)	28,764	97,510
Viasat, Inc.*(a)	3,384	111,435

Investments	Shares	Value ($)
Viavi Solutions, Inc.*(a)	5,828	86,254

		11,229,567

Construction & Engineering - 0.4%
AECOM(a)	5,452	392,544
Ameresco, Inc., Class A*(a)	1,316	75,301
API Group Corp.*	4,136	73,249
Arcosa, Inc.(a)	1,504	77,546
Argan, Inc.(a)	1,880	69,861
Comfort Systems USA, Inc.(a)	2,632	278,097
Construction Partners, Inc., Class A*(a)	940	22,353
Dycom Industries, Inc.*	1,504	155,153
EMCOR Group, Inc.	3,384	393,796
Fluor Corp.*(a)	6,392	162,421
Granite Construction, Inc.(a)	3,760	112,424
Great Lakes Dredge & Dock Corp.*(a)	8,648	111,819
IES Holdings, Inc.*	2,632	86,856
Infrastructure and Energy Alternatives, Inc.*	2,444	34,509
MasTec, Inc.*	11,656	920,008
MDU Resources Group, Inc.	46,436	1,326,677
MYR Group, Inc.*(a)	1,692	161,129
Primoris Services Corp.(a)	11,468	267,892
Quanta Services, Inc.	4,512	625,950
Sterling Infrastructure, Inc.*(a)	6,580	169,172
Tutor Perini Corp.*	3,572	32,434
Valmont Industries, Inc.(a)	752	204,153
WillScot Mobile Mini Holdings Corp.*	9,212	355,675

		6,109,019

Construction Materials - 0.1%
Eagle Materials, Inc.(a)	1,880	237,726
Martin Marietta Materials, Inc.	1,692	595,719
Summit Materials, Inc., Class A*(a)	5,452	149,985
Vulcan Materials Co.	3,384	559,477

		1,542,907

Consumer Finance - 0.8%
Ally Financial, Inc.	13,160	435,201
American Express Co.	16,920	2,606,018
Atlanticus Holdings Corp.*(a)	564	21,793
Bread Financial Holdings, Inc.	8,836	349,994
Capital One Financial Corp.	14,100	1,548,603
Credit Acceptance Corp.*(a)	376	216,542
Curo Group Holdings Corp.(a)	3,948	28,268
Discover Financial Services	8,272	835,472
Encore Capital Group, Inc.*(a)	7,332	531,057
Enova International, Inc.*(a)	8,084	278,979
EZCORP, Inc., Class A*(a)	2,444	19,650
FirstCash Holdings, Inc.	1,504	110,183
Green Dot Corp., Class A*	13,160	369,796
LendingClub Corp.*	23,688	328,079
LendingTree, Inc.*	564	25,707
Moneylion, Inc.*(a)	18,800	29,516
Navient Corp.	25,568	421,105
Nelnet, Inc., Class A(a)	4,700	446,923
OneMain Holdings, Inc.	21,432	797,270
PROG Holdings, Inc.*(a)	7,896	145,444

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Regional Management Corp.	752	30,832
SLM Corp.	68,056	1,061,673
SoFi Technologies, Inc.*(a)	42,112	265,727
Synchrony Financial	16,168	541,305
Upstart Holdings, Inc.*(a)	3,384	82,333
World Acceptance Corp.*(a)	376	41,651

		11,569,121

Containers & Packaging - 0.6%
Amcor plc(a)	52,640	681,688
AptarGroup, Inc.	2,256	243,107
Avery Dennison Corp.	1,880	358,065
Ball Corp.	8,460	621,133
Berry Global Group, Inc.*	5,640	325,146
Crown Holdings, Inc.(a)	4,888	497,012
Graphic Packaging Holding Co.	63,732	1,418,037
Greif, Inc., Class A(a)	6,204	438,126
International Paper Co.(a)	12,408	530,690
Myers Industries, Inc.	188	4,574
O-I Glass, Inc.*(a)	31,772	467,366
Packaging Corp. of America	3,196	449,390
Pactiv Evergreen, Inc.(a)	9,212	94,147
Ranpak Holdings Corp.*	4,324	22,096
Sealed Air Corp.(a)	5,828	356,207
Silgan Holdings, Inc.(a)	18,236	811,502
Sonoco Products Co.(a)	20,304	1,289,101
TriMas Corp.(a)	1,504	44,518
Westrock Co.	9,212	390,220

		9,042,125

Distributors - 0.1%
Funko, Inc., Class A*	4,324	113,332
Genuine Parts Co.	4,700	718,489
LKQ Corp.(a)	10,152	556,736
Pool Corp.(a)	940	336,238

		1,724,795

Diversified Consumer Services - 0.4%
2U, Inc.*(a)	21,996	215,341
ADT, Inc.(a)	53,392	389,762
Adtalem Global Education, Inc.*(a)	6,956	278,936
American Public Education, Inc.*(a)	2,256	35,442
Bright Horizons Family Solutions, Inc.*	1,316	123,270
Chegg, Inc.*(a)	7,896	168,185
Coursera, Inc.*	9,964	138,400
Duolingo, Inc.*(a)	1,316	120,743
Frontdoor, Inc.*	4,700	125,819
Graham Holdings Co., Class B(a)	940	558,821
Grand Canyon Education, Inc.*	3,008	288,979
H&R Block, Inc.	39,856	1,592,646
Laureate Education, Inc., Class A	13,160	155,814
OneSpaWorld Holdings Ltd.*(a)	9,588	69,129
Perdoceo Education Corp.*(a)	13,160	180,292
PowerSchool Holdings, Inc., Class A*(a)	2,256	32,509
Service Corp. International	4,888	363,960
Strategic Education, Inc.	1,880	135,040
Stride, Inc.*(a)	5,452	243,595
Terminix Global Holdings, Inc.*	6,580	294,126

Investments	Shares	Value ($)
Udemy, Inc.*(a)	1,504	17,973
Vivint Smart Home, Inc.*(a)	3,948	18,871
WW International, Inc.*(a)	14,100	93,624

		5,641,277

Diversified Financial Services - 1.4%
A-Mark Precious Metals, Inc.	3,008	91,143
Apollo Global Management, Inc.(a)	13,160	751,436
Berkshire Hathaway, Inc., Class B*	60,348	18,140,609
Cannae Holdings, Inc.*	940	19,843
Compass Diversified Holdings	3,572	86,192
Equitable Holdings, Inc.	14,852	422,242
Jackson Financial, Inc., Class A(a)	20,304	558,563
Voya Financial, Inc.(a)	4,888	294,062

		20,364,090

Diversified Telecommunication Services - 0.8%
Anterix, Inc.*(a)	188	8,364
AT&T, Inc.(a)	241,768	4,540,403
ATN International, Inc.(a)	4,888	225,044
Bandwidth, Inc., Class A*	188	3,126
Cogent Communications Holdings, Inc.	940	59,981
Consolidated Communications Holdings, Inc.*(a)	14,288	94,301
Globalstar, Inc.*(a)	22,372	31,321
IDT Corp., Class B*	3,384	88,086
Iridium Communications, Inc.*(a)	7,520	336,219
Liberty Latin America Ltd., Class A*	9,024	66,507
Liberty Latin America Ltd., Class C*	21,056	154,551
Lumen Technologies, Inc.(a)	27,824	303,003
Radius Global Infrastructure, Inc.*(a)	5,640	86,179
Verizon Communications, Inc.	142,692	6,590,944

		12,588,029

Electric Utilities - 1.5%
ALLETE, Inc.(a)	1,128	70,015
Alliant Energy Corp.(a)	7,896	481,103
American Electric Power Co., Inc.	16,544	1,630,577
Avangrid, Inc.(a)	1,692	82,451
Constellation Energy Corp.	6,768	447,365
Duke Energy Corp.	25,004	2,748,690
Edison International	11,092	751,705
Entergy Corp.	6,016	692,622
Evergy, Inc.	6,204	423,485
Eversource Energy	9,588	845,853
Exelon Corp.	32,148	1,494,561
FirstEnergy Corp.	18,424	757,226
Hawaiian Electric Industries, Inc.	6,768	286,286
IDACORP, Inc.(a)	3,008	336,054
MGE Energy, Inc.	1,128	91,797
NextEra Energy, Inc.	52,076	4,399,901
NRG Energy, Inc.(a)	9,588	361,947
OGE Energy Corp.(a)	9,588	393,875
Otter Tail Corp.	940	66,054
PG&E Corp.*(a)	42,488	461,420
Pinnacle West Capital Corp.	3,948	290,060
PNM Resources, Inc.	5,264	254,093

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Portland General Electric Co.	22,748	1,167,882
PPL Corp.	15,792	459,231
Southern Co. (The)	35,344	2,717,600
Xcel Energy, Inc.	15,416	1,128,143

		22,839,996

Electrical Equipment - 0.9%
Acuity Brands, Inc.(a)	2,256	411,494
AMETEK, Inc.	5,452	673,322
Array Technologies, Inc.*(a)	31,772	535,358
Atkore, Inc.*(a)	11,092	1,101,103
Blink Charging Co.*(a)	2,068	43,780
Bloom Energy Corp., Class A*(a)	7,520	152,130
ChargePoint Holdings, Inc.*(a)	10,716	161,919
Eaton Corp. plc	10,716	1,590,147
Emerson Electric Co.	18,800	1,693,316
Encore Wire Corp.(a)	4,324	598,744
EnerSys(a)	1,128	74,346
Enovix Corp.*(a)	24,440	325,541
Fluence Energy, Inc.*(a)	7,332	100,742
FuelCell Energy, Inc.*(a)	19,928	71,541
Generac Holdings, Inc.*(a)	1,692	453,964
GrafTech International Ltd.	40,984	315,577
Hubbell, Inc.(a)	1,316	288,230
nVent Electric plc(a)	10,716	378,382
Plug Power, Inc.*(a)	16,544	353,049
Regal Rexnord Corp.(a)	2,256	302,981
Rockwell Automation, Inc.(a)	3,008	767,882
Sensata Technologies Holding plc	6,204	275,892
Shoals Technologies Group, Inc., Class A*(a)	6,392	151,043
Stem, Inc.*(a)	10,904	123,542
Sunrun, Inc.*(a)	48,316	1,579,450
TPI Composites, Inc.*(a)	3,008	49,542
Vertiv Holdings Co.(a)	17,484	199,667
Vicor Corp.*(a)	752	54,866

		12,827,550

Electronic Equipment, Instruments & Components - 1.1%
Advanced Energy Industries, Inc.(a)	1,128	100,945
Aeva Technologies, Inc.*(a)	22,372	78,973
Amphenol Corp., Class A	14,288	1,102,033
Arrow Electronics, Inc.*	3,008	385,535
Avnet, Inc.	21,808	1,043,949
Badger Meter, Inc.(a)	2,256	217,005
Belden, Inc.	9,964	644,870
Benchmark Electronics, Inc.	9,024	230,834
CDW Corp.	3,384	614,298
Cognex Corp.	4,136	210,853
Corning, Inc.(a)	25,944	953,701
CTS Corp.	940	38,239
ePlus, Inc.*	2,820	156,707
Fabrinet*(a)	2,256	216,711
FARO Technologies, Inc.*(a)	376	12,228
Flex Ltd.*	18,988	318,998
II-VI, Inc.*(a)	4,958	260,966
Insight Enterprises, Inc.*(a)	8,648	807,810
IPG Photonics Corp.*(a)	2,632	280,519
Itron, Inc.*	2,068	120,771

Investments	Shares	Value ($)
Jabil, Inc.	6,016	356,989
Keysight Technologies, Inc.*	4,888	794,789
Kimball Electronics, Inc.*(a)	188	4,136
Knowles Corp.*(a)	2,820	55,695
Lightwave Logic, Inc.*(a)	940	10,030
Littelfuse, Inc.(a)	1,316	366,993
Methode Electronics, Inc.(a)	4,512	186,075
MicroVision, Inc.*(a)	8,460	43,569
Mirion Technologies, Inc.*(a)	29,704	201,987
National Instruments Corp.	8,836	335,768
nLight, Inc.*(a)	1,128	13,829
Novanta, Inc.*	2,068	318,886
OSI Systems, Inc.*	2,068	199,914
PAR Technology Corp.*	3,008	125,193
PC Connection, Inc.(a)	188	8,917
Plexus Corp.*(a)	376	35,325
Sanmina Corp.*(a)	16,356	753,194
ScanSource, Inc.*(a)	4,324	138,152
TD SYNNEX Corp.(a)	752	75,516
TE Connectivity Ltd.(a)	10,904	1,458,192
Teledyne Technologies, Inc.*	1,316	515,082
Trimble, Inc.*	6,768	469,902
TTM Technologies, Inc.*(a)	22,748	307,780
Velodyne Lidar, Inc.*(a)	376	395
Vishay Intertechnology, Inc.	27,824	574,844
Vontier Corp.(a)	3,948	101,858
Zebra Technologies Corp., Class A*	1,692	605,212

		15,854,167

Energy Equipment & Services - 0.4%
Archrock, Inc.	14,100	119,004
Baker Hughes Co.(a)	24,816	637,523
Cactus, Inc., Class A(a)	4,700	195,473
ChampionX Corp.(a)	13,912	290,622
Core Laboratories NV(a)	2,444	46,289
Dril-Quip, Inc.*	188	4,822
Halliburton Co.	21,432	627,958
Helix Energy Solutions Group, Inc.*(a)	41,736	168,614
Helmerich & Payne, Inc.(a)	7,520	348,176
Liberty Energy, Inc., Class A*	8,272	117,462
Nabors Industries Ltd.*(a)	1,128	160,766
NexTier Oilfield Solutions, Inc.*	19,364	193,059
Noble Corp.*(a)	6,956	208,680
NOV, Inc.	27,072	503,810
Oceaneering International, Inc.*	11,092	117,797
Oil States International, Inc.*(a)	564	2,876
Patterson-UTI Energy, Inc.(a)	5,452	90,231
ProPetro Holding Corp.*	13,160	138,443
RPC, Inc.*(a)	17,296	141,135
Schlumberger NV(a)	35,532	1,315,750
Select Energy Services, Inc., Class A*	17,108	127,797
Transocean Ltd.*	116,748	394,608
US Silica Holdings, Inc.*	5,828	80,601
Weatherford International plc*	14,476	334,830

		6,366,326

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Entertainment - 1.0%
Activision Blizzard, Inc.	21,244	1,698,458
AMC Entertainment Holdings, Inc., Class A*(a)	10,152	147,813
Cinemark Holdings, Inc.*(a)	3,760	68,921
Electronic Arts, Inc.	7,708	1,011,521
IMAX Corp.*	2,068	34,763
Liberty Media Corp-Liberty Formula One, Class A*	1,880	116,541
Liberty Media Corp-Liberty Formula One, Class C*(a)	5,828	394,964
Lions Gate Entertainment Corp., Class A*	15,416	135,044
Lions Gate Entertainment Corp., Class B*	19,176	159,353
Live Nation Entertainment, Inc.*(a)	3,572	335,732
Madison Square Garden Entertainment Corp.*(a)	1,880	109,472
Madison Square Garden Sports Corp., Class A*	376	57,821
Netflix, Inc.*	15,040	3,382,496
Playtika Holding Corp.*	3,760	46,135
Roku, Inc.*(a)	3,196	209,402
Skillz, Inc.*(a)	84,412	133,371
Take-Two Interactive Software, Inc.*(a)	3,948	524,051
Walt Disney Co. (The)*	49,068	5,206,115
Warner Bros Discovery, Inc.*	73,508	1,102,620
Warner Music Group Corp., Class A(a)	6,580	197,400
World Wrestling Entertainment, Inc., Class A(a)	1,316	91,212

		15,163,205

Equity Real Estate Investment Trusts (REITs) - 3.1%
Acadia Realty Trust	4,136	70,850
Agree Realty Corp.(a)	5,264	418,962
Alexander & Baldwin, Inc.	3,196	63,632
Alexander’s, Inc.(a)	188	45,780
Alexandria Real Estate Equities, Inc.(a)	3,196	529,833
American Assets Trust, Inc.	6,580	198,913
American Campus Communities, Inc.	5,264	343,844
American Homes 4 Rent, Class A(a)	6,768	256,372
American Tower Corp.	12,408	3,360,459
Americold Realty Trust, Inc.(a)	9,964	326,321
Apartment Income REIT Corp.	1,504	68,191
Apple Hospitality REIT, Inc.	5,640	94,075
Armada Hoffler Properties, Inc.	1,692	23,993
AvalonBay Communities, Inc.	4,136	884,856
Bluerock Residential Growth REIT, Inc.	4,888	128,408
Boston Properties, Inc.	3,572	325,623
Braemar Hotels & Resorts, Inc.(a)	376	1,951
Brixmor Property Group, Inc.(a)	11,468	265,828
Broadstone Net Lease, Inc.(a)	10,152	230,146
Camden Property Trust	2,444	344,848

Investments	Shares	Value ($)
CareTrust REIT, Inc.(a)	7,896	163,052
CatchMark Timber Trust, Inc., Class A	5,452	61,280
Centerspace(a)	1,504	129,179
Chatham Lodging Trust*(a)	7,708	93,729
City Office REIT, Inc.	6,580	92,778
Community Healthcare Trust, Inc.(a)	1,316	51,258
Corporate Office Properties Trust(a)	2,632	74,091
Cousins Properties, Inc.(a)	10,904	336,388
Crown Castle International Corp.	11,844	2,139,737
CubeSmart(a)	7,332	336,319
DiamondRock Hospitality Co.*	23,688	219,825
Digital Realty Trust, Inc.(a)	6,768	896,422
Douglas Emmett, Inc.	12,784	302,214
Duke Realty Corp.	10,716	670,393
Easterly Government Properties, Inc.(a)	10,716	217,213
EastGroup Properties, Inc.(a)	1,880	320,615
Empire State Realty Trust, Inc., Class A(a)	10,152	86,597
EPR Properties(a)	5,640	303,488
Equinix, Inc.	2,444	1,719,941
Equity Commonwealth*(a)	6,392	179,296
Equity LifeStyle Properties, Inc.	4,888	359,366
Equity Residential	9,964	781,078
Essential Properties Realty Trust, Inc.	8,836	213,124
Essex Property Trust, Inc.	2,068	592,544
Extra Space Storage, Inc.	3,384	641,336
Federal Realty OP LP	1,880	198,547
First Industrial Realty Trust, Inc.	7,896	410,197
Four Corners Property Trust, Inc.(a)	1,692	49,457
Gaming and Leisure Properties, Inc.	7,332	381,191
Getty Realty Corp.(a)	188	5,516
Healthcare Realty Trust, Inc.(a)	20,492	537,915
Healthpeak Properties, Inc.	18,988	524,638
Hersha Hospitality Trust*	188	1,895
Highwoods Properties, Inc.	2,444	86,933
Host Hotels & Resorts, Inc.	17,860	318,087
Hudson Pacific Properties, Inc.	1,128	16,965
Independence Realty Trust, Inc.(a)	9,400	208,680
Industrial Logistics Properties Trust(a)	4,512	45,255
Innovative Industrial Properties, Inc.	1,880	181,251
InvenTrust Properties Corp.(a)	3,008	86,239
Invitation Homes, Inc.	14,288	557,661
Iron Mountain, Inc.(a)	7,520	364,645
iStar, Inc.(a)	19,928	332,997
JBG SMITH Properties(a)	6,580	167,395
Kilroy Realty Corp.	752	40,743
Kimco Realty Corp.(a)	19,928	440,608
Kite Realty Group Trust(a)	6,956	138,355
Lamar Advertising Co., Class A	3,008	303,988
Life Storage, Inc.	2,820	355,010
LTC Properties, Inc.(a)	4,136	173,298
LXP Industrial Trust(a)	17,484	191,799

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Macerich Co. (The)	7,520	79,787
Medical Properties Trust, Inc.	24,628	424,587
Mid-America Apartment Communities, Inc.(a)	3,008	558,676
National Health Investors, Inc.(a)	2,632	170,659
National Retail Properties, Inc.(a)	3,196	152,162
National Storage Affiliates Trust	5,640	309,298
Necessity Retail REIT, Inc. (The)(a)	26,508	206,497
NETSTREIT Corp.(a)	8,272	169,576
NexPoint Residential Trust, Inc.	188	12,509
Office Properties Income Trust(a)	5,640	117,199
Omega Healthcare Investors, Inc.(a)	16,544	512,864
Outfront Media, Inc.	1,316	24,293
Park Hotels & Resorts, Inc.	19,740	307,747
Pebblebrook Hotel Trust(a)	9,588	187,541
Phillips Edison & Co., Inc.(a)	6,392	217,584
Physicians Realty Trust(a)	5,640	100,223
Plymouth Industrial REIT, Inc.(a)	4,512	86,901
PotlatchDeltic Corp.	13,536	663,670
Prologis, Inc.	20,116	2,666,577
Public Storage	4,136	1,350,032
Rayonier, Inc.	9,024	340,656
Realty Income Corp.	17,484	1,293,641
Regency Centers Corp.	3,008	193,805
Retail Opportunity Investments Corp.	4,136	72,215
Rexford Industrial Realty, Inc.(a)	5,076	332,021
RLJ Lodging Trust	2,820	35,222
RPT Realty(a)	9,400	102,178
Ryman Hospitality Properties, Inc.*	3,572	316,265
Sabra Health Care REIT, Inc.(a)	44,744	688,610
Safehold, Inc.(a)	3,196	136,277
SBA Communications Corp.	2,820	946,928
Service Properties Trust(a)	6,392	41,804
Simon Property Group, Inc.	9,212	1,000,792
SITE Centers Corp.	5,452	79,654
SL Green Realty Corp.(a)	2,820	140,013
Spirit Realty Capital, Inc.	8,648	383,452
STAG Industrial, Inc.(a)	13,160	431,385
STORE Capital Corp.(a)	4,700	136,394
Summit Hotel Properties, Inc.*(a)	30,268	237,604
Sun Communities, Inc.	3,572	585,665
Sunstone Hotel Investors, Inc.*(a)	9,400	106,502
Tanger Factory Outlet Centers, Inc.(a)	9,588	155,997
Terreno Realty Corp.	4,324	270,899
UDR, Inc.	5,452	263,877
UMH Properties, Inc.(a)	9,024	192,301
Uniti Group, Inc.	15,040	149,949
Universal Health Realty Income Trust(a)	5,076	273,596
Urban Edge Properties(a)	5,076	83,399
Urstadt Biddle Properties, Inc., Class A	5,452	100,317
Ventas, Inc.	9,776	525,753
VICI Properties, Inc.	31,584	1,079,857
Vornado Realty Trust	3,948	119,980

Investments	Shares	Value ($)
Washington REIT	6,956	154,214
Welltower, Inc.(a)	12,032	1,038,843
Weyerhaeuser Co.	17,108	621,363
Whitestone REIT(a)	12,408	139,342
WP Carey, Inc.	5,264	470,075
Xenia Hotels & Resorts, Inc.*	13,160	216,087

		46,858,727

Food & Staples Retailing - 1.2%
Albertsons Cos., Inc., Class A	752	20,191
Andersons, Inc. (The)	2,820	102,000
BJ’s Wholesale Club Holdings, Inc.*(a)	5,452	369,100
Casey’s General Stores, Inc.(a)	1,504	304,786
Chefs’ Warehouse, Inc. (The)*(a)	4,324	149,654
Costco Wholesale Corp.	11,844	6,411,157
Grocery Outlet Holding Corp.*(a)	3,196	136,533
Ingles Markets, Inc., Class A	2,068	197,411
Kroger Co. (The)	23,688	1,100,071
Performance Food Group Co.*	3,572	177,564
PriceSmart, Inc.(a)	376	24,959
SpartanNash Co.(a)	5,452	176,045
Sprouts Farmers Market, Inc.*(a)	28,200	779,448
Sysco Corp.	13,536	1,149,206
United Natural Foods, Inc.*(a)	15,228	647,342
US Foods Holding Corp.*	8,460	266,490
Walgreens Boots Alliance, Inc.(a)	21,808	864,033
Walmart, Inc.	36,848	4,865,779
Weis Markets, Inc.(a)	2,444	188,017

		17,929,786

Food Products - 1.1%
Archer-Daniels-Midland Co.	19,176	1,587,198
B&G Foods, Inc.(a)	6,016	148,655
Beyond Meat, Inc.*(a)	3,572	114,268
Bunge Ltd.	4,136	381,877
Calavo Growers, Inc.	188	7,576
Campbell Soup Co.(a)	6,580	324,723
Conagra Brands, Inc.(a)	16,544	565,970
Darling Ingredients, Inc.*	4,888	338,641
Flowers Foods, Inc.(a)	12,408	352,511
Freshpet, Inc.*(a)	2,444	130,607
General Mills, Inc.	21,056	1,574,778
Hain Celestial Group, Inc. (The)*	2,820	64,155
Hershey Co. (The)	3,760	857,130
Hormel Foods Corp.(a)	8,460	417,416
Hostess Brands, Inc.*(a)	3,948	89,304
Ingredion, Inc.(a)	15,228	1,385,443
J & J Snack Foods Corp.(a)	1,316	178,331
J M Smucker Co. (The)(a)	3,948	522,399
John B Sanfilippo & Son, Inc.	1,692	126,731
Kellogg Co.(a)	8,272	611,466
Kraft Heinz Co. (The)	23,124	851,657
Lamb Weston Holdings, Inc.	3,948	314,498
Lancaster Colony Corp.(a)	1,692	223,987
McCormick & Co., Inc. (Non-Voting)	7,520	656,872
Mondelez International, Inc., Class A	39,104	2,504,220
Pilgrim’s Pride Corp.*	9,400	294,878

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Post Holdings, Inc.*(a)	3,384	294,205
Seaboard Corp.	62	251,760
Simply Good Foods Co. (The)*(a)	2,632	85,856
Tattooed Chef, Inc.*(a)	10,340	65,245
Tootsie Roll Industries, Inc.(a)	3,196	112,244
TreeHouse Foods, Inc.*(a)	188	8,163
Tyson Foods, Inc., Class A	8,648	761,111
Utz Brands, Inc.(a)	8,084	135,973
Vital Farms, Inc.*(a)	1,880	22,184

		16,362,032

Gas Utilities - 0.3%
Atmos Energy Corp.(a)	3,384	410,784
Chesapeake Utilities Corp.	564	77,341
National Fuel Gas Co.(a)	22,560	1,631,990
New Jersey Resources Corp.(a)	7,708	356,033
Northwest Natural Holding Co.	2,820	151,349
ONE Gas, Inc.(a)	3,760	319,375
South Jersey Industries, Inc.(a)	9,776	335,121
Southwest Gas Holdings, Inc.	2,444	212,530
Spire, Inc.(a)	13,348	1,004,304
UGI Corp.	7,896	340,791

		4,839,618

Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	46,060	5,013,170
ABIOMED, Inc.*	1,128	330,515
Align Technology, Inc.*	2,256	633,868
Alphatec Holdings, Inc.*(a)	188	1,418
AngioDynamics, Inc.*(a)	564	12,797
Artivion, Inc.*(a)	3,008	58,957
AtriCure, Inc.*(a)	4,512	222,938
Atrion Corp.(a)	188	127,069
Avanos Medical, Inc.*	1,128	32,001
Axonics, Inc.*(a)	3,008	195,129
Baxter International, Inc.	15,040	882,246
Becton Dickinson and Co.	8,084	1,975,002
BioLife Solutions, Inc.*(a)	1,880	36,228
Bioventus, Inc., Class A*(a)	2,820	23,942
Boston Scientific Corp.*	41,360	1,697,828
Cardiovascular Systems, Inc.*	188	2,897
CONMED Corp.(a)	940	91,772
Cooper Cos., Inc. (The)(a)	1,316	430,332
CryoPort, Inc.*(a)	1,692	62,942
Dentsply Sirona, Inc.	5,640	203,942
Dexcom, Inc.*(a)	10,528	864,138
Edwards Lifesciences Corp.*	16,168	1,625,531
Embecta Corp.*(a)	14,476	426,029
Enovis Corp.*(a)	2,632	157,203
Envista Holdings Corp.*(a)	6,768	275,119
Establishment Labs Holdings, Inc.*(a)	1,504	89,172
Figs, Inc., Class A*(a)	1,692	17,884
Glaukos Corp.*(a)	2,632	141,733
Globus Medical, Inc., Class A*(a)	4,512	264,809
Haemonetics Corp.*(a)	3,008	209,026
Heska Corp.*(a)	376	34,400
Hologic, Inc.*(a)	8,460	603,875
ICU Medical, Inc.*	1,316	233,156
IDEXX Laboratories, Inc.*(a)	2,444	975,596

Investments	Shares	Value ($)
Inari Medical, Inc.*(a)	2,068	160,435
Inogen, Inc.*	1,316	36,611
Inspire Medical Systems, Inc.*(a)	1,504	314,321
Insulet Corp.*(a)	1,692	419,278
Integer Holdings Corp.*(a)	940	65,697
Integra LifeSciences Holdings Corp.*(a)	4,136	227,645
Intuitive Surgical, Inc.*	9,024	2,077,054
iRhythm Technologies, Inc.*	1,504	232,564
Lantheus Holdings, Inc.*(a)	5,264	403,854
LeMaitre Vascular, Inc.(a)	188	9,466
LivaNova plc*	3,196	203,489
Masimo Corp.*(a)	3,008	434,897
Medtronic plc	34,780	3,217,846
Merit Medical Systems, Inc.*	1,692	97,256
Mesa Laboratories, Inc.(a)	752	160,364
Neogen Corp.*	6,204	143,499
Nevro Corp.*	2,068	89,648
Novocure Ltd.*(a)	2,632	178,950
NuVasive, Inc.*	3,008	157,980
Omnicell, Inc.*(a)	2,444	269,133
OraSure Technologies, Inc.*(a)	188	575
Orthofix Medical, Inc.*	4,888	125,377
Outset Medical, Inc.*(a)	2,632	40,664
Penumbra, Inc.*(a)	2,632	366,848
PROCEPT BioRobotics Corp.*(a)	1,880	72,004
QuidelOrtho Corp.*	11,468	1,170,195
ResMed, Inc.	3,760	904,355
Senseonics Holdings, Inc.*(a)	564	728
Shockwave Medical, Inc.*	2,068	436,203
SI-BONE, Inc.*(a)	3,008	40,428
Silk Road Medical, Inc.*	2,820	128,338
STAAR Surgical Co.*(a)	2,256	182,059
STERIS plc(a)	3,008	678,755
Stryker Corp.	8,460	1,816,785
Surmodics, Inc.*	188	6,542
Tandem Diabetes Care, Inc.*(a)	4,136	273,845
Teleflex, Inc.(a)	1,504	361,652
TransMedics Group, Inc.*(a)	1,504	60,732
Treace Medical Concepts, Inc.*(a)	2,632	44,534
ViewRay, Inc.*	7,144	21,789
Zimmer Biomet Holdings, Inc.(a)	6,204	684,860
Zimvie, Inc.*(a)	6,016	116,831

		34,386,750

Health Care Providers & Services - 3.2%
1Life Healthcare, Inc.*(a)	45,872	777,072
Acadia Healthcare Co., Inc.*(a)	6,016	498,787
Accolade, Inc.*	20,868	192,820
AdaptHealth Corp.*	22,748	502,958
Agiliti, Inc.*(a)	376	8,231
Alignment Healthcare, Inc.*	7,144	104,874
Amedisys, Inc.*(a)	1,692	202,786
AmerisourceBergen Corp.(a)	5,452	795,610
AMN Healthcare Services, Inc.*(a)	10,152	1,141,491
Apollo Medical Holdings, Inc.*(a)	752	39,879
Aveanna Healthcare Holdings, Inc.*(a)	6,016	12,754
Brookdale Senior Living, Inc.*(a)	54,708	263,693

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cano Health, Inc.*	15,792	96,173
Cardinal Health, Inc.	9,964	593,456
Castle Biosciences, Inc.*(a)	2,256	63,078
Centene Corp.*	20,116	1,870,184
Chemed Corp.	376	180,890
Cigna Corp.(a)	11,092	3,054,293
Clover Health Investments Corp.*(a)	85,164	238,459
Community Health Systems, Inc.*(a)	27,260	81,235
Covetrus, Inc.*	23,876	495,905
Cross Country Healthcare, Inc.*	8,084	213,094
CVS Health Corp.	43,052	4,119,215
DaVita, Inc.*(a)	2,820	237,331
Elevance Health, Inc.	8,084	3,856,876
Encompass Health Corp.	3,384	171,298
Ensign Group, Inc. (The)(a)	1,316	104,872
Fulgent Genetics, Inc.*(a)	4,324	258,359
Guardant Health, Inc.*(a)	6,204	311,255
HCA Healthcare, Inc.	8,084	1,717,203
HealthEquity, Inc.*(a)	4,136	240,591
Henry Schein, Inc.*(a)	4,700	370,501
Humana, Inc.	4,136	1,993,552
Innovage Holding Corp.*(a)	188	837
Invitae Corp.*(a)	77,456	147,166
Joint Corp. (The)*(a)	188	3,215
Laboratory Corp. of America Holdings	3,196	837,959
McKesson Corp.	5,264	1,798,077
ModivCare, Inc.*(a)	376	37,525
Molina Healthcare, Inc.*	2,068	677,725
National HealthCare Corp.(a)	2,068	146,890
National Research Corp.(a)	2,444	92,628
Oak Street Health, Inc.*(a)	9,024	261,245
OPKO Health, Inc.*	91,180	215,185
Option Care Health, Inc.*(a)	10,152	341,107
Owens & Minor, Inc.(a)	17,484	619,108
Patterson Cos., Inc.(a)	20,492	636,481
Pediatrix Medical Group, Inc.*(a)	4,512	102,242
PetIQ, Inc.*(a)	2,444	40,082
Premier, Inc., Class A	23,876	918,271
Progyny, Inc.*	3,384	103,314
Quest Diagnostics, Inc.(a)	4,324	590,529
R1 RCM, Inc.*(a)	4,324	108,100
RadNet, Inc.*	1,128	23,203
Select Medical Holdings Corp.(a)	18,988	562,425
Surgery Partners, Inc.*	3,572	140,665
Tenet Healthcare Corp.*	5,452	360,486
UnitedHealth Group, Inc.	25,380	13,764,589
Universal Health Services, Inc., Class B	1,316	148,010
US Physical Therapy, Inc.(a)	188	24,399

		47,510,238

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*(a)	13,160	208,191
American Well Corp., Class A*(a)	17,672	68,921
Certara, Inc.*	6,392	146,952

Investments	Shares	Value ($)
Change Healthcare, Inc.*	62,416	1,514,836
Computer Programs & Systems, Inc.*(a)	3,384	114,244
Doximity, Inc., Class A*(a)	1,692	71,606
Evolent Health, Inc., Class A*(a)	7,144	242,825
Health Catalyst, Inc.*	11,468	191,974
HealthStream, Inc.*	188	4,523
Multiplan Corp.*(a)	13,536	68,492
NextGen Healthcare, Inc.*	564	9,656
OptimizeRx Corp.*(a)	564	12,673
Phreesia, Inc.*	5,640	132,484
Schrodinger, Inc.*(a)	3,384	105,919
Simulations Plus, Inc.(a)	940	60,301
Teladoc Health, Inc.*(a)	9,964	367,173
Veeva Systems, Inc., Class A*	3,948	882,694

		4,203,464

Hotels, Restaurants & Leisure - 1.9%
Airbnb, Inc., Class A*	10,528	1,168,397
Aramark	6,392	213,493
BJ’s Restaurants, Inc.*(a)	2,256	52,948
Bloomin’ Brands, Inc.(a)	18,988	387,165
Booking Holdings, Inc.*	1,128	2,183,458
Boyd Gaming Corp.(a)	4,324	240,025
Brinker International, Inc.*(a)	5,828	161,727
Caesars Entertainment, Inc.*(a)	6,580	300,640
Carnival Corp.*(a)	36,284	328,733
Cheesecake Factory, Inc. (The)(a)	11,280	329,714
Chipotle Mexican Grill, Inc.*	752	1,176,293
Choice Hotels International, Inc.	1,128	136,341
Churchill Downs, Inc.	940	197,212
Cracker Barrel Old Country Store, Inc.(a)	4,136	393,210
Darden Restaurants, Inc.(a)	3,008	374,466
Dave & Buster’s Entertainment, Inc.*	4,324	161,545
Denny’s Corp.*(a)	1,692	16,429
Dine Brands Global, Inc.(a)	2,256	160,875
Domino’s Pizza, Inc.	1,128	442,300
DraftKings, Inc., Class A*(a)	23,312	320,074
El Pollo Loco Holdings, Inc.*(a)	3,760	36,547
Everi Holdings, Inc.*	8,460	162,517
Expedia Group, Inc.*	3,948	418,685
F45 Training Holdings, Inc.*(a)	1,316	2,593
First Watch Restaurant Group, Inc.*(a)	1,316	21,872
Hilton Grand Vacations, Inc.*(a)	19,740	804,800
Hilton Worldwide Holdings, Inc.(a)	6,956	890,855
Hyatt Hotels Corp., Class A*	11,092	917,863
Jack in the Box, Inc.(a)	376	25,997
Las Vegas Sands Corp.*(a)	9,400	354,286
Life Time Group Holdings, Inc.*(a)	9,212	133,574
Light & Wonder, Inc.*(a)	2,820	143,651
Marriott International, Inc., Class A	7,332	1,164,468
Marriott Vacations Worldwide Corp.	2,632	360,373
McDonald’s Corp.	19,928	5,248,437
Membership Collective Group, Inc., Class A*	6,392	43,146

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
MGM Resorts International	12,032	393,807
Norwegian Cruise Line Holdings Ltd.*(a)	1,880	22,842
Papa John’s International, Inc.(a)	2,256	216,328
Penn National Gaming, Inc.*(a)	38,352	1,325,062
Planet Fitness, Inc., Class A*	5,264	414,856
Portillo’s, Inc., Class A*(a)	1,692	38,628
Red Rock Resorts, Inc., Class A(a)	2,256	88,729
Royal Caribbean Cruises Ltd.*(a)	4,700	181,937
Rush Street Interactive, Inc.*(a)	12,784	70,823
Ruth’s Hospitality Group, Inc.(a)	5,640	98,982
SeaWorld Entertainment, Inc.*(a)	3,760	179,465
Shake Shack, Inc., Class A*(a)	2,256	116,094
Six Flags Entertainment Corp.*	5,640	127,859
Starbucks Corp.	29,328	2,486,428
Texas Roadhouse, Inc.(a)	4,512	393,537
Travel + Leisure Co.(a)	17,108	737,526
Vail Resorts, Inc.	1,128	267,483
Wendy’s Co. (The)	13,348	280,709
Wingstop, Inc.(a)	2,068	260,940
Wyndham Hotels & Resorts, Inc.	3,572	247,933
Wynn Resorts Ltd.*(a)	4,888	310,290
Yum! Brands, Inc.	8,460	1,036,688

		28,771,655

Household Durables - 1.0%
Beazer Homes USA, Inc.*	3,384	49,914
Cavco Industries, Inc.*(a)	188	48,465
Century Communities, Inc.(a)	7,896	404,038
Cricut, Inc., Class A*(a)	752	5,068
DR Horton, Inc.(a)	10,716	836,169
Dream Finders Homes, Inc., Class A*(a)	5,640	73,320
Ethan Allen Interiors, Inc.(a)	4,700	108,053
Garmin Ltd.	4,512	440,461
GoPro, Inc., Class A*(a)	28,764	182,939
Green Brick Partners, Inc.*(a)	8,836	236,805
Helen of Troy Ltd.*	1,504	201,220
Installed Building Products, Inc.(a)	752	76,268
iRobot Corp.*(a)	1,504	69,199
KB Home	21,056	687,268
La-Z-Boy, Inc.(a)	8,648	241,020
Leggett & Platt, Inc.(a)	31,020	1,229,633
Lennar Corp., Class A(a)	9,588	814,980
Lennar Corp., Class B	564	38,284
LGI Homes, Inc.*(a)	5,452	614,986
Lovesac Co. (The)*(a)	1,316	41,007
M/I Homes, Inc.*	7,896	363,295
MDC Holdings, Inc.	13,536	490,680
Meritage Homes Corp.*	9,024	796,819
Mohawk Industries, Inc.*(a)	1,692	217,388
Newell Brands, Inc.(a)	12,220	246,966
NVR, Inc.*	104	456,882
PulteGroup, Inc.	9,776	426,429
Skyline Champion Corp.*(a)	1,880	119,004
Sonos, Inc.*(a)	7,896	174,581
Taylor Morrison Home Corp., Class A*(a)	29,328	841,714
Tempur Sealy International, Inc.(a)	40,796	1,121,074

Investments	Shares	Value ($)
Toll Brothers, Inc.(a)	22,748	1,118,747
TopBuild Corp.*(a)	1,692	358,230
Traeger, Inc.*	3,384	10,389
Tri Pointe Homes, Inc.*	29,328	543,155
Tupperware Brands Corp.*(a)	12,972	96,771
Universal Electronics, Inc.*(a)	2,820	78,255
Weber, Inc., Class A(a)	2,444	15,568
Whirlpool Corp.(a)	2,256	389,995

		14,265,039

Household Products - 1.0%
Central Garden & Pet Co.*(a)	1,692	73,331
Central Garden & Pet Co., Class A*	10,340	421,872
Church & Dwight Co., Inc.	7,332	644,996
Clorox Co. (The)	3,760	533,318
Colgate-Palmolive Co.	23,312	1,835,587
Energizer Holdings, Inc.(a)	15,416	455,235
Kimberly-Clark Corp.	8,272	1,090,167
Procter & Gamble Co. (The)	64,108	8,905,242
Spectrum Brands Holdings, Inc.	3,572	248,397
WD-40 Co.(a)	940	166,728

		14,374,873

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp. (The)	19,552	434,446
Clearway Energy, Inc., Class A	3,572	123,341
Clearway Energy, Inc., Class C(a)	2,444	91,748
Ormat Technologies, Inc.(a)	1,504	130,156
Sunnova Energy International, Inc.*(a)	5,452	141,861
Vistra Corp.(a)	17,672	456,821

		1,378,373

Industrial Conglomerates - 0.6%
3M Co.	19,740	2,827,558
General Electric Co.	28,952	2,139,842
Honeywell International, Inc.	18,424	3,545,883

		8,513,283

Insurance - 2.6%
Aflac, Inc.(a)	21,244	1,217,281
Alleghany Corp.*	376	314,892
Allstate Corp. (The)	9,964	1,165,489
American Equity Investment Life Holding Co.(a)	20,680	776,741
American Financial Group, Inc.	2,820	376,978
American International Group, Inc.	25,568	1,323,655
AMERISAFE, Inc.	376	17,131
Aon plc, Class A	5,640	1,641,466
Arch Capital Group Ltd.*	14,476	642,734
Argo Group International Holdings Ltd.	6,956	228,087
Arthur J Gallagher & Co.	5,076	908,553
Assurant, Inc.(a)	2,256	396,560
Assured Guaranty Ltd.(a)	5,452	318,342
Axis Capital Holdings Ltd.(a)	16,920	854,291
Brighthouse Financial, Inc.*	18,236	791,807
Brown & Brown, Inc.	6,204	403,880
BRP Group, Inc., Class A*	1,692	46,648
Chubb Ltd.	14,476	2,730,753
Cincinnati Financial Corp.(a)	4,136	402,598
CNO Financial Group, Inc.(a)	32,336	606,300

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Employers Holdings, Inc.	752	29,862
Enstar Group Ltd.*	2,256	446,508
Everest Re Group Ltd.	1,128	294,803
Fidelity National Financial, Inc.	10,904	435,724
First American Financial Corp.(a)	23,876	1,384,808
Genworth Financial, Inc., Class A*(a)	111,860	475,405
Globe Life, Inc.	2,632	265,121
Goosehead Insurance, Inc., Class A(a)	376	21,135
Hagerty, Inc., Class A*(a)	6,392	73,380
Hanover Insurance Group, Inc. (The)(a)	7,896	1,077,567
Hartford Financial Services Group, Inc. (The)	12,408	799,944
HCI Group, Inc.(a)	1,316	90,107
Horace Mann Educators Corp.(a)	7,896	270,438
Kemper Corp.(a)	13,348	624,686
Kinsale Capital Group, Inc.(a)	1,316	320,064
Lemonade, Inc.*(a)	2,256	42,526
Lincoln National Corp.	6,768	347,469
Loews Corp.	7,896	459,942
Markel Corp.*	376	487,725
Marsh & McLennan Cos., Inc.	13,912	2,281,012
MBIA, Inc.*(a)	6,580	82,776
Mercury General Corp.(a)	6,768	283,782
MetLife, Inc.	24,440	1,545,830
National Western Life Group, Inc., Class A(a)	376	75,952
Old Republic International Corp.	12,596	293,109
Oscar Health, Inc., Class A*(a)	10,528	56,851
Palomar Holdings, Inc.*	1,692	105,530
Primerica, Inc.(a)	1,128	145,162
Principal Financial Group, Inc.(a)	9,212	616,651
ProAssurance Corp.(a)	1,692	37,444
Progressive Corp. (The)	16,732	1,925,184
Prudential Financial, Inc.	12,408	1,240,676
Reinsurance Group of America, Inc.	1,504	174,133
RenaissanceRe Holdings Ltd.	9,400	1,215,514
RLI Corp.	1,316	144,734
Ryan Specialty Holdings, Inc., Class A*	752	32,517
Safety Insurance Group, Inc.(a)	1,880	162,714
Selective Insurance Group, Inc.(a)	13,348	1,039,275
SiriusPoint Ltd.*	15,228	66,699
Stewart Information Services Corp.	6,956	380,145
Travelers Cos., Inc. (The)	8,460	1,342,602
Trupanion, Inc.*(a)	2,444	154,045
Universal Insurance Holdings, Inc.(a)	940	11,891
Unum Group(a)	46,436	1,494,775
W R Berkley Corp.	5,076	317,402
White Mountains Insurance Group Ltd.	188	233,013
Willis Towers Watson plc	3,008	622,476

		39,193,294

Investments	Shares	Value ($)
Interactive Media & Services - 3.5%
Alphabet, Inc., Class A*	161,680	18,806,618
Alphabet, Inc., Class C*	148,140	17,279,050
Bumble, Inc., Class A*(a)	3,760	142,579
Cars.com, Inc.*(a)	8,648	101,700
Eventbrite, Inc., Class A*(a)	5,264	49,271
fuboTV, Inc.*(a)	54,896	137,789
IAC/InterActiveCorp*	3,008	206,048
Match Group, Inc.*	8,460	620,203
MediaAlpha, Inc., Class A*(a)	2,632	32,426
Meta Platforms, Inc., Class A*	76,892	12,233,517
Pinterest, Inc., Class A*	15,416	300,304
QuinStreet, Inc.*(a)	1,692	18,189
Shutterstock, Inc.(a)	1,880	106,220
Snap, Inc., Class A*(a)	26,508	261,899
TripAdvisor, Inc.*(a)	6,204	117,938
Twitter, Inc.*	20,680	860,495
Vimeo, Inc.*	9,024	50,173
Yelp, Inc.*(a)	1,128	34,584
Ziff Davis, Inc.*	940	76,977
ZoomInfo Technologies, Inc., Class A*(a)	6,768	256,440

		51,692,420

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	235,940	31,840,103
Chewy, Inc., Class A*(a)	5,640	218,889
ContextLogic, Inc., Class A*(a)	92,872	139,308
DoorDash, Inc., Class A*(a)	5,076	354,051
eBay, Inc.	16,168	786,250
Etsy, Inc.*(a)	3,008	311,990
Groupon, Inc.*(a)	2,820	29,892
Lands’ End, Inc.*(a)	564	7,191
Liquidity Services, Inc.*(a)	564	11,353
MercadoLibre, Inc.*	1,128	917,865
Overstock.com, Inc.*(a)	2,068	59,972
PetMed Express, Inc.(a)	1,504	32,817
Porch Group, Inc.*(a)	28,012	54,063
Poshmark, Inc., Class A*	3,008	32,456
Quotient Technology, Inc.*(a)	5,452	15,102
Qurate Retail, Inc., Series A(a)	44,932	122,664
RealReal, Inc. (The)*	6,204	14,455
Revolve Group, Inc.*(a)	564	15,973
Stitch Fix, Inc., Class A*(a)	23,688	141,418
Wayfair, Inc., Class A*(a)	4,888	263,512
Xometry, Inc., Class A*(a)	752	28,576

		35,397,900

IT Services - 3.6%
Accenture plc, Class A	16,920	5,181,919
Affirm Holdings, Inc.*(a)	9,776	262,388
Akamai Technologies, Inc.*(a)	3,760	361,787
Automatic Data Processing, Inc.	11,468	2,765,164
AvidXchange Holdings, Inc.*(a)	3,384	24,432
BigCommerce Holdings, Inc., Series 1*(a)	6,392	100,035
Block, Inc., Class A*	12,972	986,650
Broadridge Financial Solutions, Inc.	3,384	543,301
Cantaloupe, Inc.*	3,008	18,259

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cloudflare, Inc., Class A*(a)	6,768	340,566
Cognizant Technology Solutions Corp., Class A	16,544	1,124,330
Concentrix Corp.(a)	376	50,294
Conduent, Inc.*	48,692	226,905
CSG Systems International, Inc.(a)	3,008	196,272
DigitalOcean Holdings, Inc.*(a)	376	15,409
DXC Technology Co.*	10,904	344,566
Edgio, Inc.*	3,760	9,513
EPAM Systems, Inc.*	1,128	393,954
Euronet Worldwide, Inc.*(a)	2,444	240,172
EVERTEC, Inc.(a)	1,880	73,301
Evo Payments, Inc., Class A*	1,316	35,979
ExlService Holdings, Inc.*(a)	1,128	189,921
Fastly, Inc., Class A*	6,016	68,402
Fidelity National Information Services, Inc.	20,680	2,112,669
Fiserv, Inc.*	19,740	2,086,123
FleetCor Technologies, Inc.*	2,068	455,146
Flywire Corp.*	752	17,642
Gartner, Inc.*	2,444	648,833
Genpact Ltd.	3,948	189,820
Global Payments, Inc.	9,212	1,126,812
GoDaddy, Inc., Class A*	4,324	320,754
Grid Dynamics Holdings, Inc.*	376	7,095
International Business Machines Corp.	29,892	3,909,575
International Money Express, Inc.*(a)	2,632	63,273
Jack Henry & Associates, Inc.(a)	2,068	429,668
Kyndryl Holdings, Inc.*	42,300	442,881
Marqeta, Inc., Class A*(a)	21,056	201,927
Mastercard, Inc., Class A	23,124	8,181,040
Maximus, Inc.	4,700	314,195
MongoDB, Inc.*(a)	1,692	528,699
Okta, Inc.*(a)	3,572	351,663
Paya Holdings, Inc.*	188	1,314
Paychex, Inc.(a)	8,460	1,085,249
Payoneer Global, Inc.*(a)	19,176	102,400
PayPal Holdings, Inc.*	31,584	2,732,964
Perficient, Inc.*(a)	1,128	119,027
Rackspace Technology, Inc.*(a)	15,792	106,438
Repay Holdings Corp.*(a)	6,204	83,134
Sabre Corp.*(a)	78,960	485,604
Shift4 Payments, Inc., Class A*(a)	3,196	116,430
Snowflake, Inc., Class A*(a)	6,392	958,225
SolarWinds Corp.(a)	188	2,014
Squarespace, Inc., Class A*(a)	1,880	39,988
SS&C Technologies Holdings, Inc.	5,828	344,843
Switch, Inc., Class A	6,204	209,757
TaskUS, Inc., Class A*(a)	1,128	23,722
Toast, Inc., Class A*(a)	15,792	252,356
TTEC Holdings, Inc.(a)	564	41,268
Tucows, Inc., Class A*(a)	188	8,699
Twilio, Inc., Class A*	5,828	494,214
Unisys Corp.*(a)	13,912	190,873
VeriSign, Inc.*	2,632	497,869
Verra Mobility Corp.*(a)	11,280	186,007
Visa, Inc., Class A(a)	43,992	9,331,143

Investments	Shares	Value ($)
Western Union Co. (The)	89,864	1,529,485
WEX, Inc.*(a)	1,692	281,227

		54,165,584

Leisure Products - 0.3%
Acushnet Holdings Corp.(a)	1,128	54,967
AMMO, Inc.*(a)	18,988	92,662
Brunswick Corp.	17,484	1,400,818
Callaway Golf Co.*(a)	5,264	120,809
Hasbro, Inc.	3,196	251,589
Johnson Outdoors, Inc., Class A	188	12,654
Malibu Boats, Inc., Class A*(a)	4,136	258,293
Mattel, Inc.*(a)	12,784	296,589
Peloton Interactive, Inc., Class A*(a)	19,176	181,980
Polaris, Inc.(a)	11,656	1,367,016
Smith & Wesson Brands, Inc.	8,460	123,093
Solo Brands, Inc., Class A*(a)	1,692	8,443
Sturm Ruger & Co., Inc.(a)	4,136	273,514
Vista Outdoor, Inc.*	12,032	362,163
YETI Holdings, Inc.*(a)	6,392	324,522

		5,129,112

Life Sciences Tools & Services - 1.4%
10X Genomics, Inc., Class A*(a)	6,392	256,639
AbCellera Biologics, Inc.*(a)	14,852	149,114
Absci Corp.*	2,068	6,804
Adaptive Biotechnologies Corp.*(a)	2,444	22,387
Agilent Technologies, Inc.	8,084	1,084,064
Avantor, Inc.*	14,100	409,182
Azenta, Inc.(a)	4,700	320,822
Bionano Genomics, Inc.*(a)	16,356	30,422
Bio-Rad Laboratories, Inc., Class A*	564	317,679
Bio-Techne Corp.	940	362,163
Bruker Corp.(a)	2,632	180,424
Charles River Laboratories International, Inc.*(a)	1,316	329,711
Codexis, Inc.*(a)	5,640	38,690
Cytek Biosciences, Inc.*(a)	1,316	16,845
Danaher Corp.	17,108	4,986,469
Illumina, Inc.*	4,512	977,660
IQVIA Holdings, Inc.*	4,512	1,084,098
Maravai LifeSciences Holdings, Inc., Class A*(a)	6,580	171,672
Medpace Holdings, Inc.*(a)	1,128	191,230
Mettler-Toledo International, Inc.*	564	761,248
NanoString Technologies, Inc.*(a)	3,384	43,315
NeoGenomics, Inc.*	3,572	36,149
Pacific Biosciences of California, Inc.*(a)	10,716	46,829
PerkinElmer, Inc.(a)	2,632	403,143
Quanterix Corp.*	2,444	39,080
Repligen Corp.*(a)	1,504	320,893
SomaLogic, Inc.*	22,936	115,827
Sotera Health Co.*(a)	5,264	101,069
Syneos Health, Inc.*	2,068	163,661
Thermo Fisher Scientific, Inc.	10,340	6,187,559
Waters Corp.*	1,692	615,939

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
West Pharmaceutical Services, Inc.	1,880	645,893

		20,416,680

Machinery - 2.0%
AGCO Corp.	2,632	286,677
Alamo Group, Inc.	376	48,658
Albany International Corp., Class A(a)	2,256	205,905
Allison Transmission Holdings, Inc.	25,004	1,046,917
Altra Industrial Motion Corp.	15,040	627,619
Astec Industries, Inc.(a)	1,692	83,128
Barnes Group, Inc.	1,504	50,865
Blue Bird Corp.*(a)	3,760	41,962
Caterpillar, Inc.	17,672	3,503,474
Chart Industries, Inc.*(a)	2,256	440,123
CIRCOR International, Inc.*	2,632	45,823
Columbus McKinnon Corp.(a)	564	18,668
Crane Holdings Co.	3,384	334,779
Cummins, Inc.	4,700	1,040,157
Deere & Co.	9,212	3,161,374
Desktop Metal, Inc., Class A*(a)	376	801
Donaldson Co., Inc.	7,708	419,392
Douglas Dynamics, Inc.	376	11,979
Dover Corp.	3,760	502,637
Enerpac Tool Group Corp.(a)	5,264	106,859
EnPro Industries, Inc.	1,316	123,020
ESCO Technologies, Inc.	188	14,579
Evoqua Water Technologies Corp.*(a)	5,640	214,940
Federal Signal Corp.	1,880	78,058
Flowserve Corp.(a)	7,520	254,477
Fortive Corp.	9,024	581,597
Franklin Electric Co., Inc.(a)	1,128	102,445
Gates Industrial Corp. plc*(a)	17,860	219,678
Gorman-Rupp Co. (The)	1,692	51,944
Graco, Inc.(a)	6,392	429,287
Greenbrier Cos., Inc. (The)(a)	4,324	137,590
Helios Technologies, Inc.(a)	752	51,753
Hillenbrand, Inc.(a)	17,296	799,075
Hyliion Holdings Corp.*(a)	27,072	106,393
Hyster-Yale Materials Handling, Inc.	2,068	71,532
Ideanomics, Inc.*(a)	940	641
IDEX Corp.	2,444	510,185
Illinois Tool Works, Inc.(a)	7,896	1,640,473
Ingersoll Rand, Inc.	9,400	468,120
ITT, Inc.	4,888	366,747
John Bean Technologies Corp.(a)	1,504	168,914
Kadant, Inc.(a)	376	76,648
Kennametal, Inc.	5,264	141,338
Lincoln Electric Holdings, Inc.(a)	2,256	319,089
Lindsay Corp.(a)	376	57,889
Manitowoc Co., Inc. (The)*	3,384	38,679
Middleby Corp. (The)*(a)	1,880	272,017
Mueller Industries, Inc.(a)	15,228	1,025,301
Mueller Water Products, Inc., Class A(a)	5,452	70,985
Nordson Corp.(a)	1,316	303,983

Investments	Shares	Value ($)
Oshkosh Corp.(a)	15,228	1,311,131
Otis Worldwide Corp.(a)	11,468	896,454
PACCAR, Inc.	10,340	946,317
Parker-Hannifin Corp.	3,384	978,281
Pentair plc(a)	4,136	202,209
Proterra, Inc.*(a)	18,048	97,279
Proto Labs, Inc.*(a)	1,504	73,531
RBC Bearings, Inc.*(a)	1,692	399,312
REV Group, Inc.(a)	7,144	83,156
Snap-on, Inc.(a)	1,692	379,093
SPX Corp.*(a)	1,504	88,931
Standex International Corp.	188	18,251
Stanley Black & Decker, Inc.(a)	5,264	512,345
Tennant Co.(a)	2,444	163,821
Terex Corp.(a)	14,852	497,690
Timken Co. (The)(a)	15,040	983,315
Toro Co. (The)	3,384	290,990
Trinity Industries, Inc.(a)	3,008	78,058
Wabash National Corp.	7,144	129,021
Watts Water Technologies, Inc., Class A	940	129,842
Westinghouse Air Brake Technologies Corp.	5,076	474,454
Xylem, Inc.(a)	5,452	501,748

		29,910,403

Marine - 0.1%
Eagle Bulk Shipping, Inc.(a)	2,444	129,361
Genco Shipping & Trading Ltd.	5,828	112,364
Kirby Corp.*(a)	4,324	274,314
Matson, Inc.(a)	10,152	930,634

		1,446,673

Media - 1.2%
Advantage Solutions, Inc.*(a)	30,456	135,225
Altice USA, Inc., Class A*(a)	40,232	422,838
AMC Networks, Inc., Class A*(a)	3,196	97,542
Cable One, Inc.	132	181,722
Cardlytics, Inc.*	2,256	31,133
Charter Communications, Inc., Class A*	4,136	1,787,166
Clear Channel Outdoor Holdings, Inc.*	102,648	159,104
Comcast Corp., Class A	149,836	5,621,847
DISH Network Corp., Class A*(a)	8,084	140,419
EW Scripps Co. (The), Class A*(a)	14,852	211,789
Fox Corp., Class A	8,084	267,661
Fox Corp., Class B	7,708	238,177
Gannett Co., Inc.*(a)	38,728	116,571
Gray Television, Inc.(a)	24,816	460,833
iHeartMedia, Inc., Class A*(a)	27,824	208,123
Interpublic Group of Cos., Inc. (The)(a)	11,468	342,549
John Wiley & Sons, Inc., Class A(a)	10,904	569,407
Liberty Broadband Corp., Class A*	564	60,872
Liberty Broadband Corp., Class C*(a)	3,948	430,056
Liberty Media Corp-Liberty SiriusXM, Class A*	2,068	82,410

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Liberty Media Corp-Liberty SiriusXM, Class C*	4,888	194,640
Magnite, Inc.*(a)	30,456	232,684
New York Times Co. (The), Class A(a)	10,152	324,356
News Corp., Class A	9,776	167,561
News Corp., Class B	3,196	55,227
Nexstar Media Group, Inc., Class A(a)	9,964	1,876,919
Omnicom Group, Inc.	7,144	498,937
Paramount Global, Class A(a)	1,128	30,501
Paramount Global, Class B(a)	19,928	471,297
PubMatic, Inc., Class A*(a)	940	15,595
Scholastic Corp.(a)	752	35,397
Sinclair Broadcast Group, Inc., Class A(a)	12,220	266,885
Sirius XM Holdings, Inc.(a)	36,096	241,121
TechTarget, Inc.*(a)	1,128	73,534
TEGNA, Inc.	52,452	1,098,345
Thryv Holdings, Inc.*(a)	3,008	73,215
WideOpenWest, Inc.*	6,768	124,396

		17,346,054

Metals & Mining - 0.7%
Alcoa Corp.(a)	7,332	373,125
Alpha Metallurgical Resources, Inc.(a)	3,572	488,507
Arconic Corp.*(a)	22,936	692,897
ATI, Inc.*(a)	9,964	248,004
Carpenter Technology Corp.(a)	5,076	163,143
Century Aluminum Co.*	10,152	80,099
Cleveland-Cliffs, Inc.*(a)	19,176	339,607
Coeur Mining, Inc.*(a)	6,956	22,329
Commercial Metals Co.(a)	30,456	1,206,667
Compass Minerals International, Inc.(a)	940	34,996
Freeport-McMoRan, Inc.	46,248	1,459,124
Hecla Mining Co.(a)	15,040	68,131
Kaiser Aluminum Corp.	1,316	99,713
Materion Corp.	564	46,214
MP Materials Corp.*(a)	4,324	145,157
Newmont Corp.	25,004	1,132,181
Nucor Corp.	9,212	1,250,990
Piedmont Lithium, Inc.*(a)	3,384	152,991
Reliance Steel & Aluminum Co.(a)	2,444	464,971
Royal Gold, Inc.	2,820	295,451
Ryerson Holding Corp.	1,128	30,907
Schnitzer Steel Industries, Inc., Class A	3,008	106,964
Southern Copper Corp.(a)	1,880	93,624
Steel Dynamics, Inc.(a)	7,520	585,658
SunCoke Energy, Inc.	9,024	66,778
TimkenSteel Corp.*(a)	9,400	190,726
United States Steel Corp.(a)	9,400	222,310
Warrior Met Coal, Inc.	9,964	318,150
Worthington Industries, Inc.(a)	8,836	452,492

		10,831,906

Mortgage Real Estate Investment Trusts (REITs) - 0.8%
AGNC Investment Corp.(a)	123,140	1,552,795

Investments	Shares	Value ($)
Annaly Capital Management, Inc.(a)	44,932	309,132
Apollo Commercial Real Estate Finance, Inc.(a)	31,960	408,449
Arbor Realty Trust, Inc.(a)	38,352	637,410
Ares Commercial Real Estate Corp.	5,452	74,692
ARMOUR Residential REIT, Inc.(a)	39,668	312,187
Blackstone Mortgage Trust, Inc., Class A(a)	34,968	1,082,959
BrightSpire Capital, Inc.	17,672	156,221
Broadmark Realty Capital, Inc.(a)	13,536	102,738
Chimera Investment Corp.(a)	51,512	539,331
Dynex Capital, Inc.	2,256	37,901
Ellington Financial, Inc.(a)	16,168	259,496
Franklin BSP Realty Trust, Inc.(a)	11,280	173,148
Granite Point Mortgage Trust, Inc.(a)	20,304	215,426
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(a)	4,136	149,268
Invesco Mortgage Capital, Inc.	9,401	166,391
KKR Real Estate Finance Trust, Inc.(a)	16,356	318,779
Ladder Capital Corp.	7,332	87,104
MFA Financial, Inc.(a)	20,116	260,703
New Residential Investment Corp.(a)	108,664	1,185,524
New York Mortgage Trust, Inc.(a)	83,660	262,692
Orchid Island Capital, Inc.(a)	68,244	219,746
PennyMac Mortgage Investment Trust(a)	13,160	202,138
Ready Capital Corp.(a)	14,288	198,746
Redwood Trust, Inc.	13,160	113,966
Starwood Property Trust, Inc.(a)	69,936	1,651,888
TPG RE Finance Trust, Inc.	11,656	126,468
Two Harbors Investment Corp.(a)	82,908	446,045

		11,251,343

Multiline Retail - 0.5%
Big Lots, Inc.(a)	1,880	37,957
Dillard’s, Inc., Class A(a)	564	128,225
Dollar General Corp.	6,580	1,634,669
Dollar Tree, Inc.*	6,768	1,119,157
Franchise Group, Inc.(a)	7,896	260,015
Kohl’s Corp.(a)	6,204	180,785
Macy’s, Inc.	10,340	182,501
Nordstrom, Inc.(a)	24,816	583,424
Ollie’s Bargain Outlet Holdings, Inc.*(a)	3,384	199,487
Target Corp.(a)	15,228	2,487,951

		6,814,171

Multi-Utilities - 0.7%
Ameren Corp.	6,580	612,730
Avista Corp.(a)	2,820	119,173
Black Hills Corp.(a)	5,076	391,867
CenterPoint Energy, Inc.	19,364	613,645
CMS Energy Corp.	8,272	568,534
Consolidated Edison, Inc.	10,904	1,082,440
Dominion Energy, Inc.	26,696	2,188,538

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
DTE Energy Co.	6,016	783,885
NiSource, Inc.(a)	14,664	445,786
NorthWestern Corp.(a)	12,220	677,599
Public Service Enterprise Group, Inc.	15,228	1,000,023
Sempra Energy	9,964	1,652,031
Unitil Corp.(a)	2,632	144,155
WEC Energy Group, Inc.	8,648	897,749

		11,178,155

Oil, Gas & Consumable Fuels - 4.9%
Antero Midstream Corp.(a)	79,712	801,903
Antero Resources Corp.*	12,032	476,948
APA Corp.(a)	13,724	510,121
Arch Resources, Inc.(a)	4,324	558,401
Berry Corp.(a)	12,972	110,781
Brigham Minerals, Inc., Class A	6,016	159,725
California Resources Corp.(a)	15,416	691,562
Callon Petroleum Co.*(a)	10,904	502,020
Centennial Resource Development, Inc., Class A*(a)	39,104	260,433
Centrus Energy Corp., Class A*(a)	2,068	68,554
Cheniere Energy, Inc.	8,460	1,265,447
Chesapeake Energy Corp.(a)	4,888	460,303
Chevron Corp.	65,048	10,653,561
Chord Energy Corp.	8,969	1,150,243
Civitas Resources, Inc.(a)	15,792	931,101
Clean Energy Fuels Corp.*(a)	3,196	20,710
CNX Resources Corp.*	49,632	857,145
Comstock Resources, Inc.*(a)	18,048	287,505
ConocoPhillips	43,052	4,194,556
CONSOL Energy, Inc.*	5,640	345,845
Continental Resources, Inc.(a)	3,572	246,075
Coterra Energy, Inc.(a)	27,261	833,912
Crescent Energy Co., Class A(a)	2,820	41,172
CVR Energy, Inc.	9,400	315,276
Delek US Holdings, Inc.	7,333	195,488
Denbury, Inc.*(a)	10,340	743,549
Devon Energy Corp.	18,988	1,193,396
Diamondback Energy, Inc.	6,392	818,304
Dorian LPG Ltd.	8,460	136,375
DT Midstream, Inc.(a)	22,184	1,220,786
Earthstone Energy, Inc., Class A*(a)	6,392	90,702
EOG Resources, Inc.	18,800	2,090,936
EQT Corp.	12,220	538,047
Equitrans Midstream Corp.(a)	78,584	616,884
Excelerate Energy, Inc., Class A*	3,948	87,409
Exxon Mobil Corp.	139,872	13,557,793
Gevo, Inc.*(a)	376	1,105
Gran Tierra Energy, Inc.*	54,708	73,309
Green Plains, Inc.*(a)	5,076	182,838
Gulfport Energy Corp.*(a)	1,692	155,732
Hess Corp.	8,272	930,352
HF Sinclair Corp.	32,336	1,546,307
International Seaways, Inc.(a)	3,760	88,924
Kinder Morgan, Inc.	59,408	1,068,750
Kosmos Energy Ltd.*(a)	98,324	623,374
Laredo Petroleum, Inc.*(a)	2,632	233,379

Investments	Shares	Value ($)
Magnolia Oil & Gas Corp., Class A(a)	30,832	743,976
Marathon Oil Corp.	27,448	680,710
Marathon Petroleum Corp.	17,108	1,568,119
Matador Resources Co.(a)	25,004	1,444,731
Murphy Oil Corp.(a)	32,712	1,149,500
New Fortress Energy, Inc.(a)	2,632	128,889
NextDecade Corp.*(a)	3,384	23,925
Northern Oil and Gas, Inc.(a)	12,972	373,983
Occidental Petroleum Corp.(a)	28,012	1,841,789
ONEOK, Inc.(a)	13,348	797,409
Ovintiv, Inc.	10,528	537,876
Par Pacific Holdings, Inc.*	8,460	139,590
PBF Energy, Inc., Class A*(a)	22,184	739,836
PDC Energy, Inc.(a)	23,312	1,531,365
Peabody Energy Corp.*(a)	26,132	548,511
Phillips 66	15,040	1,338,560
Pioneer Natural Resources Co.(a)	7,144	1,692,771
Range Resources Corp.*	16,168	534,676
Ranger Oil Corp.	5,452	207,503
Ring Energy, Inc.*(a)	15,416	43,319
SilverBow Resources, Inc.*(a)	940	42,479
SM Energy Co.(a)	25,568	1,055,447
Southwestern Energy Co.*	50,008	353,056
Talos Energy, Inc.*	7,144	135,379
Targa Resources Corp.(a)	7,520	519,707
Tellurian, Inc.*(a)	15,980	59,446
Texas Pacific Land Corp.(a)	188	344,764
Uranium Energy Corp.*(a)	3,572	15,002
Valero Energy Corp.	12,784	1,416,084
W&T Offshore, Inc.*	34,404	170,988
Williams Cos., Inc. (The)	36,096	1,230,513
World Fuel Services Corp.	13,348	370,007

		73,716,948

Paper & Forest Products - 0.1%
Clearwater Paper Corp.*	2,444	87,251
Glatfelter Corp.(a)	7,144	43,864
Louisiana-Pacific Corp.(a)	20,680	1,315,868
Mercer International, Inc.	10,528	168,027
Resolute Forest Products, Inc.*	6,956	141,068
Sylvamo Corp.	6,392	250,822

		2,006,900

Personal Products - 0.2%
Beauty Health Co. (The)*(a)	5,828	77,629
BellRing Brands, Inc.*	5,264	127,078
Coty, Inc., Class A*(a)	22,184	162,387
Edgewell Personal Care Co.(a)	6,016	239,316
elf Beauty, Inc.*	752	25,215
Estee Lauder Cos., Inc. (The), Class A	5,828	1,591,627
Herbalife Nutrition Ltd.*(a)	16,732	408,428
Honest Co., Inc. (The)*(a)	3,008	10,047
Inter Parfums, Inc.(a)	564	47,077
Medifast, Inc.(a)	564	94,859
Nu Skin Enterprises, Inc., Class A(a)	12,220	531,692
USANA Health Sciences, Inc.*	188	13,088

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Veru, Inc.*(a)	188	2,275

		3,330,718

Pharmaceuticals - 3.4%
Aclaris Therapeutics, Inc.*	752	11,588
Amneal Pharmaceuticals, Inc.*(a)	35,720	126,449
Amphastar Pharmaceuticals, Inc.*	1,128	42,176
ANI Pharmaceuticals, Inc.*(a)	188	6,439
Arvinas, Inc.*(a)	3,384	179,724
Atea Pharmaceuticals, Inc.*(a)	15,040	123,328
Axsome Therapeutics, Inc.*(a)	1,880	72,549
Bristol-Myers Squibb Co.	71,064	5,243,102
Cara Therapeutics, Inc.*(a)	1,128	9,859
Cassava Sciences, Inc.*(a)	9,400	153,502
Catalent, Inc.*	5,076	574,096
Collegium Pharmaceutical, Inc.*	10,340	177,745
Corcept Therapeutics, Inc.*(a)	5,076	145,478
DICE Therapeutics, Inc.*(a)	1,316	22,688
Elanco Animal Health, Inc.*	15,228	308,519
Eli Lilly & Co.	21,244	7,003,934
Endo International plc*(a)	58,468	31,000
Evolus, Inc.*	2,068	25,498
Harmony Biosciences Holdings, Inc.*(a)	752	38,149
Innoviva, Inc.*(a)	10,528	150,971
Intra-Cellular Therapies, Inc.*	4,888	264,538
Jazz Pharmaceuticals plc*(a)	1,880	293,393
Johnson & Johnson	71,252	12,434,899
Merck & Co., Inc.	84,976	7,591,756
Nektar Therapeutics*(a)	7,896	31,268
NGM Biopharmaceuticals, Inc.*	1,504	21,778
Organon & Co.(a)	6,956	220,644
Pacira BioSciences, Inc.*(a)	940	53,166
Perrigo Co. plc	27,824	1,164,991
Pfizer, Inc.	187,624	9,476,888
Phibro Animal Health Corp., Class A	2,068	40,471
Prestige Consumer Healthcare, Inc.*(a)	13,160	793,680
Reata Pharmaceuticals, Inc., Class A*(a)	2,256	69,214
Revance Therapeutics, Inc.*	3,196	49,602
Royalty Pharma plc, Class A	13,536	588,681
SIGA Technologies, Inc.(a)	8,836	151,891
Supernus Pharmaceuticals, Inc.*(a)	5,640	179,070
Tilray Brands, Inc.*	125,020	456,323
Viatris, Inc.	38,540	373,453
Zoetis, Inc.	12,784	2,333,719

		51,036,219

Professional Services - 0.8%
Alight, Inc., Class A*	16,920	127,577
ASGN, Inc.*	3,384	351,124
Barrett Business Services, Inc.	940	76,695
Booz Allen Hamilton Holding Corp.	3,384	324,796
CACI International, Inc., Class A*(a)	5,640	1,704,916
CBIZ, Inc.*	1,880	85,766
Clarivate plc*(a)	8,648	125,310

Investments	Shares	Value ($)
CoStar Group, Inc.*	11,844	859,756
Equifax, Inc.	3,196	667,676
Exponent, Inc.	1,504	151,137
First Advantage Corp.*	752	10,551
Forrester Research, Inc.*	188	8,740
FTI Consulting, Inc.*	1,692	276,744
Heidrick & Struggles International, Inc.	5,264	163,921
Huron Consulting Group, Inc.*(a)	564	37,844
ICF International, Inc.(a)	564	53,213
Insperity, Inc.	1,128	123,787
Jacobs Engineering Group, Inc.(a)	4,136	567,873
KBR, Inc.(a)	8,836	470,340
Kelly Services, Inc., Class A(a)	8,272	179,337
Kforce, Inc.	376	24,760
Korn Ferry(a)	12,408	812,848
Leidos Holdings, Inc.	3,948	422,436
ManpowerGroup, Inc.	12,220	958,170
ManTech International Corp., Class A	1,504	144,113
Nielsen Holdings plc	12,972	310,679
Planet Labs PBC*(a)	11,844	63,128
Resources Connection, Inc.(a)	6,016	129,103
Robert Half International, Inc.	3,760	297,566
Science Applications International Corp.	11,656	1,129,117
Sterling Check Corp.*(a)	752	14,777
TransUnion(a)	5,076	402,171
TriNet Group, Inc.*	1,316	108,570
TrueBlue, Inc.*	2,632	56,956
Upwork, Inc.*(a)	8,460	157,018
Verisk Analytics, Inc.	4,136	786,874

		12,185,389

Real Estate Management & Development - 0.3%
Anywhere Real Estate, Inc.*(a)	30,832	306,162
CBRE Group, Inc., Class A*(a)	10,904	933,601
Cushman & Wakefield plc*(a)	34,404	577,987
DigitalBridge Group, Inc., REIT*	26,132	143,203
Doma Holdings, Inc.*(a)	64,672	47,987
Douglas Elliman, Inc.(a)	22,560	135,360
eXp World Holdings, Inc.(a)	2,820	41,905
Forestar Group, Inc.*(a)	9,212	127,494
Howard Hughes Corp. (The)*(a)	3,384	239,892
Jones Lang LaSalle, Inc.*	2,068	394,306
Kennedy-Wilson Holdings, Inc.(a)	8,084	167,016
Newmark Group, Inc., Class A(a)	36,096	411,494
Offerpad Solutions, Inc.*(a)	23,124	48,792
Opendoor Technologies, Inc.*(a)	93,060	456,925
Redfin Corp.*(a)	5,640	49,068
RMR Group, Inc. (The), Class A	376	10,870
Seritage Growth Properties, Class A, REIT*(a)	14,664	176,261
St Joe Co. (The)(a)	564	23,699
WeWork, Inc.*(a)	12,220	58,289
Zillow Group, Inc., Class A*(a)	564	19,740
Zillow Group, Inc., Class C*(a)	5,264	183,608

		4,553,659

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Road & Rail - 1.0%
AMERCO(a)	188	100,971
ArcBest Corp.(a)	5,264	466,390
Avis Budget Group, Inc.*(a)	1,692	307,995
CSX Corp.(a)	57,340	1,853,802
Daseke, Inc.*(a)	10,528	88,225
Heartland Express, Inc.(a)	5,828	92,549
JB Hunt Transport Services, Inc.	2,256	413,457
Knight-Swift Transportation Holdings, Inc.(a)	4,888	268,596
Landstar System, Inc.(a)	1,880	294,370
Lyft, Inc., Class A*(a)	8,272	114,650
Marten Transport Ltd.	2,820	60,799
Norfolk Southern Corp.	6,768	1,699,919
Old Dominion Freight Line, Inc.(a)	2,632	798,838
Ryder System, Inc.	10,904	854,001
Saia, Inc.*(a)	1,316	313,011
Schneider National, Inc., Class B(a)	5,264	133,337
Uber Technologies, Inc.*	58,844	1,379,892
Union Pacific Corp.	16,356	3,717,719
Werner Enterprises, Inc.	10,716	471,075
XPO Logistics, Inc.*(a)	21,996	1,314,041

		14,743,637

Semiconductors & Semiconductor Equipment - 4.4%
ACM Research, Inc., Class A*	1,128	19,041
Advanced Micro Devices, Inc.*	43,804	4,138,164
Allegro MicroSystems, Inc.*	376	9,336
Alpha & Omega Semiconductor Ltd.*(a)	5,828	244,834
Ambarella, Inc.*	1,692	146,443
Amkor Technology, Inc.(a)	20,680	417,116
Analog Devices, Inc.	14,288	2,456,964
Applied Materials, Inc.	24,252	2,570,227
Axcelis Technologies, Inc.*(a)	1,128	79,332
Broadcom, Inc.	13,536	7,248,257
CEVA, Inc.*(a)	3,384	125,986
Cirrus Logic, Inc.*(a)	3,008	257,064
Cohu, Inc.*(a)	1,316	37,611
Diodes, Inc.*(a)	10,152	826,068
Enphase Energy, Inc.*	3,572	1,015,091
Entegris, Inc.	4,250	467,042
First Solar, Inc.*(a)	2,068	205,084
FormFactor, Inc.*(a)	2,444	86,909
Ichor Holdings Ltd.*(a)	8,272	258,583
Impinj, Inc.*(a)	1,504	127,870
Intel Corp.	137,240	4,983,184
KLA Corp.	3,948	1,514,216
Kulicke & Soffa Industries, Inc.(a)	13,536	651,352
Lam Research Corp.	3,760	1,881,918
Lattice Semiconductor Corp.*	4,700	289,050
MACOM Technology Solutions Holdings, Inc.*	1,504	87,142
Magnachip Semiconductor Corp.*	5,452	83,198
Marvell Technology, Inc.	22,748	1,266,609
MaxLinear, Inc.*(a)	3,572	144,345
Microchip Technology, Inc.(a)	13,160	906,198
Micron Technology, Inc.	37,224	2,302,677
MKS Instruments, Inc.(a)	3,384	399,989

Investments	Shares	Value ($)
Monolithic Power Systems, Inc.	1,128	524,204
NeoPhotonics Corp.*	7,144	114,233
NVIDIA Corp.	67,304	12,224,425
NXP Semiconductors NV	8,836	1,624,764
ON Semiconductor Corp.*(a)	12,596	841,161
Onto Innovation, Inc.*(a)	3,384	281,718
PDF Solutions, Inc.*(a)	376	10,144
Photronics, Inc.*	16,356	389,436
Power Integrations, Inc.	3,196	271,692
Qorvo, Inc.*	4,136	430,433
QUALCOMM, Inc.	37,600	5,454,256
Rambus, Inc.*	3,760	95,053
Semtech Corp.*(a)	3,572	222,643
Silicon Laboratories, Inc.*(a)	2,444	360,441
SiTime Corp.*(a)	564	104,893
Skyworks Solutions, Inc.	4,888	532,205
SMART Global Holdings, Inc.*	9,400	184,428
SolarEdge Technologies, Inc.*(a)	1,504	541,635
SunPower Corp.*(a)	6,580	134,035
Synaptics, Inc.*(a)	1,692	245,255
Teradyne, Inc.(a)	4,700	474,183
Texas Instruments, Inc.	24,816	4,439,334
Ultra Clean Holdings, Inc.*(a)	11,280	379,008
Universal Display Corp.(a)	2,820	325,597
Veeco Instruments, Inc.*(a)	1,504	32,787
Wolfspeed, Inc.*(a)	3,760	313,208

		65,798,071

Software - 7.2%
8x8, Inc.*(a)	2,820	13,790
ACI Worldwide, Inc.*	5,452	155,546
Adobe, Inc.*	12,784	5,242,974
Agilysys, Inc.*(a)	376	18,161
Alarm.com Holdings, Inc.*(a)	3,572	252,790
Altair Engineering, Inc., Class A*(a)	1,316	77,526
Alteryx, Inc., Class A*(a)	940	45,524
American Software, Inc., Class A(a)	1,316	23,530
Amplitude, Inc., Class A*(a)	1,692	25,008
ANSYS, Inc.*	2,820	786,752
Appfolio, Inc., Class A*(a)	1,880	191,403
Appian Corp.*(a)	2,256	109,484
AppLovin Corp., Class A*(a)	376	13,363
Asana, Inc., Class A*(a)	5,452	105,333
Aspen Technology, Inc.*	940	191,845
Autodesk, Inc.*	6,016	1,301,381
Avalara, Inc.*(a)	2,820	246,524
Avaya Holdings Corp.*(a)	19,364	17,400
Bentley Systems, Inc., Class B(a)	4,324	171,230
Bill.com Holdings, Inc.*(a)	2,256	304,740
Black Knight, Inc.*	3,384	222,261
Blackbaud, Inc.*(a)	3,008	184,451
Blackline, Inc.*(a)	3,384	213,936
Box, Inc., Class A*(a)	5,452	155,055
BTRS Holdings, Inc., Class A*(a)	10,152	65,480
C3.ai, Inc., Class A*(a)	6,580	121,138
Cadence Design Systems, Inc.*	7,332	1,364,339
Cerence, Inc.*(a)	1,128	31,776

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ceridian HCM Holding, Inc.*(a)	2,820	154,451
ChannelAdvisor Corp.*(a)	3,760	55,422
Citrix Systems, Inc.	3,760	381,302
Clear Secure, Inc., Class A*(a)	1,504	38,081
Clearwater Analytics Holdings, Inc., Class A*	1,692	21,624
CommVault Systems, Inc.*(a)	3,008	168,719
Confluent, Inc., Class A*(a)	7,332	186,599
Consensus Cloud Solutions, Inc.*(a)	3,760	203,153
Coupa Software, Inc.*	5,076	332,072
Crowdstrike Holdings, Inc., Class A*(a)	5,828	1,070,021
CS Disco, Inc.*(a)	940	23,068
Datadog, Inc., Class A*	5,640	575,336
Digimarc Corp.*(a)	752	11,513
Digital Turbine, Inc.*	6,580	132,061
DocuSign, Inc.*(a)	5,264	336,791
Dolby Laboratories, Inc., Class A	4,324	334,678
DoubleVerify Holdings, Inc.*(a)	752	17,243
Dropbox, Inc., Class A*(a)	16,168	367,660
Duck Creek Technologies, Inc.*(a)	6,016	83,021
Dynatrace, Inc.*	2,444	91,968
E2open Parent Holdings, Inc.*	14,100	95,175
Ebix, Inc.(a)	1,880	44,481
Elastic NV*	2,632	210,270
Enfusion, Inc., Class A*(a)	752	8,648
Envestnet, Inc.*	940	54,774
Everbridge, Inc.*(a)	2,444	61,442
Fair Isaac Corp.*	752	347,447
Five9, Inc.*(a)	1,880	203,266
Fortinet, Inc.*(a)	17,860	1,065,349
Freshworks, Inc., Class A*(a)	2,820	36,970
Gitlab, Inc., Class A*(a)	2,444	140,286
Guidewire Software, Inc.*(a)	940	73,057
HashiCorp, Inc., Class A*(a)	3,008	109,010
HubSpot, Inc.*	1,128	347,424
Intapp, Inc.*(a)	752	11,408
InterDigital, Inc.(a)	2,632	161,578
Intuit, Inc.	7,708	3,516,158
Jamf Holding Corp.*(a)	3,948	96,489
JFrog Ltd.*	4,136	91,819
KnowBe4, Inc., Class A*(a)	4,700	67,163
LivePerson, Inc.*(a)	4,700	64,108
LiveRamp Holdings, Inc.*	3,572	95,051
Manhattan Associates, Inc.*	2,256	317,351
Marathon Digital Holdings, Inc.*(a)	28,388	368,760
Matterport, Inc.*(a)	19,176	81,498
Microsoft Corp.	200,972	56,420,879
MicroStrategy, Inc., Class A*(a)	376	107,559
Mitek Systems, Inc.*(a)	940	10,227
Model N, Inc.*(a)	752	18,890
Momentive Global, Inc.*	10,716	92,693
N-able, Inc.*(a)	3,008	29,539
nCino, Inc.*(a)	3,948	127,481
NCR Corp.*(a)	30,080	976,096
New Relic, Inc.*(a)	3,572	216,713
NortonLifeLock, Inc.	13,724	336,650
Nutanix, Inc., Class A*	14,288	216,177

Investments	Shares	Value ($)
Olo, Inc., Class A*(a)	3,760	40,270
OneSpan, Inc.*	1,504	16,649
Oracle Corp.	43,052	3,351,168
PagerDuty, Inc.*(a)	4,512	116,996
Palantir Technologies, Inc., Class A*(a)	50,008	517,583
Palo Alto Networks, Inc.*(a)	2,820	1,407,462
Paycom Software, Inc.*	1,316	434,925
Paycor HCM, Inc.*	1,128	30,106
Paylocity Holding Corp.*(a)	1,128	232,289
Pegasystems, Inc.	3,384	135,868
Progress Software Corp.(a)	4,136	194,226
PROS Holdings, Inc.*(a)	2,256	54,979
PTC, Inc.*(a)	2,444	301,541
Q2 Holdings, Inc.*(a)	3,196	140,304
Qualtrics International, Inc., Class A*(a)	9,212	117,453
Qualys, Inc.*	1,504	183,969
Rapid7, Inc.*	1,504	96,211
RingCentral, Inc., Class A*	2,444	120,953
Riot Blockchain, Inc.*(a)	30,456	222,938
Roper Technologies, Inc.	2,632	1,149,315
Sailpoint Technologies Holdings, Inc.*(a)	4,700	299,719
Salesforce, Inc.*	26,884	4,947,193
SentinelOne, Inc., Class A*(a)	11,092	275,636
ServiceNow, Inc.*	5,386	2,405,711
Smartsheet, Inc., Class A*	8,836	265,610
Splunk, Inc.*(a)	3,760	390,702
Sprinklr, Inc., Class A*(a)	1,692	19,187
Sprout Social, Inc., Class A*(a)	2,444	127,332
SPS Commerce, Inc.*(a)	940	112,574
Sumo Logic, Inc.*	5,452	36,910
Synopsys, Inc.*	3,948	1,450,890
Tenable Holdings, Inc.*	5,452	210,720
Teradata Corp.*(a)	5,640	215,956
Trade Desk, Inc. (The), Class A*	11,468	516,060
Tyler Technologies, Inc.*(a)	752	300,048
UiPath, Inc., Class A*(a)	7,332	134,395
Unity Software, Inc.*(a)	4,136	154,645
Upland Software, Inc.*	5,264	59,588
Varonis Systems, Inc.*	6,956	176,891
Verint Systems, Inc.*	2,068	94,446
Veritone, Inc.*(a)	2,068	14,538
Vertex, Inc., Class A*(a)	3,008	33,840
VMware, Inc., Class A	6,768	786,442
Workday, Inc., Class A*	5,828	903,923
Workiva, Inc.*(a)	1,692	110,826
Xperi Holding Corp.(a)	16,356	274,127
Yext, Inc.*(a)	25,944	113,635
Zendesk, Inc.*	2,820	212,684
Zoom Video Communications, Inc., Class A*(a)	6,580	683,399
Zscaler, Inc.*(a)	1,880	291,513
Zuora, Inc., Class A*	9,964	84,794

		107,028,548

Specialty Retail - 2.3%
Aaron’s Co., Inc. (The)(a)	4,324	56,298

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Abercrombie & Fitch Co., Class A*(a)	5,828	103,797
Academy Sports & Outdoors, Inc.(a)	19,176	825,143
Advance Auto Parts, Inc.	1,880	364,006
American Eagle Outfitters, Inc.(a)	34,592	416,488
America’s Car-Mart, Inc.*	1,504	155,769
Arko Corp.	2,820	25,747
Asbury Automotive Group, Inc.*(a)	4,888	838,976
AutoNation, Inc.*(a)	2,068	245,554
AutoZone, Inc.*	564	1,205,488
Bath & Body Works, Inc.(a)	8,084	287,305
Best Buy Co., Inc.	7,520	578,965
Boot Barn Holdings, Inc.*	1,504	93,699
Buckle, Inc. (The)(a)	7,144	215,749
Burlington Stores, Inc.*(a)	1,692	238,792
Caleres, Inc.	7,896	195,979
Camping World Holdings, Inc., Class A(a)	4,512	122,004
CarMax, Inc.*(a)	4,888	486,552
Carvana Co.*(a)	6,580	191,807
Chico’s FAS, Inc.*(a)	25,568	128,351
Children’s Place, Inc. (The)*(a)	3,384	146,663
Conn’s, Inc.*(a)	3,572	33,648
Container Store Group, Inc. (The)*(a)	8,084	60,307
Designer Brands, Inc., Class A(a)	12,408	179,047
Dick’s Sporting Goods, Inc.(a)	14,852	1,389,999
EVgo, Inc.*(a)	3,948	35,414
Five Below, Inc.*(a)	1,128	143,335
Floor & Decor Holdings, Inc., Class A*(a)	2,256	181,766
Foot Locker, Inc.(a)	15,228	432,018
GameStop Corp., Class A*(a)	8,272	281,331
Gap, Inc. (The)(a)	49,444	475,651
Genesco, Inc.*(a)	2,256	126,449
Group 1 Automotive, Inc.(a)	4,324	765,002
Guess?, Inc.(a)	7,332	138,648
Haverty Furniture Cos., Inc.(a)	2,068	56,518
Hibbett, Inc.(a)	2,444	114,673
Home Depot, Inc. (The)	28,012	8,429,931
JOANN, Inc.(a)	1,504	13,596
Leslie’s, Inc.*(a)	9,024	136,804
Lithia Motors, Inc., Class A(a)	1,316	349,108
LL Flooring Holdings, Inc.*(a)	6,580	66,063
Lowe’s Cos., Inc.	21,996	4,212,894
MarineMax, Inc.*(a)	6,204	253,371
Monro, Inc.(a)	564	28,285
Murphy USA, Inc.(a)	1,692	481,137
National Vision Holdings, Inc.*(a)	3,384	98,610
ODP Corp. (The)*	13,160	477,708
OneWater Marine, Inc., Class A*(a)	752	27,252
O’Reilly Automotive, Inc.*	1,880	1,322,749
Penske Automotive Group, Inc.(a)	1,880	215,241
Petco Health & Wellness Co., Inc.*(a)	3,572	49,722
Rent-A-Center, Inc.(a)	13,536	318,502
RH*(a)	564	157,599

Investments	Shares	Value ($)
Ross Stores, Inc.	8,836	718,013
Sally Beauty Holdings, Inc.*(a)	23,688	302,733
Shoe Carnival, Inc.(a)	3,008	65,605
Signet Jewelers Ltd.(a)	9,588	584,484
Sleep Number Corp.*(a)	5,076	228,725
Sonic Automotive, Inc., Class A(a)	6,580	275,373
Sportsman’s Warehouse Holdings, Inc.*(a)	11,468	113,075
TJX Cos., Inc. (The)	29,704	1,816,697
Tractor Supply Co.(a)	3,008	575,972
TravelCenters of America, Inc.*(a)	2,256	94,120
Ulta Beauty, Inc.*	1,316	511,806
Urban Outfitters, Inc.*(a)	9,400	192,512
Victoria’s Secret & Co.*(a)	16,168	597,569
Warby Parker, Inc., Class A*(a)	1,692	20,964
Williams-Sonoma, Inc.(a)	2,444	352,962
Zumiez, Inc.*(a)	6,016	156,416

		34,582,536

Technology Hardware, Storage & Peripherals - 4.9%
3D Systems Corp.*(a)	5,640	64,522
Apple, Inc.	412,284	67,000,273
Corsair Gaming, Inc.*(a)	8,272	116,635
Dell Technologies, Inc., Class C	9,024	406,621
Hewlett Packard Enterprise Co.	44,932	639,832
HP, Inc.(a)	38,164	1,274,296
NetApp, Inc.	6,768	482,761
Pure Storage, Inc., Class A*(a)	11,844	335,777
Seagate Technology Holdings plc	7,520	601,450
Super Micro Computer, Inc.*	11,280	609,233
Western Digital Corp.*	10,528	516,925
Xerox Holdings Corp.	33,840	579,679

		72,628,004

Textiles, Apparel & Luxury Goods - 0.9%
Capri Holdings Ltd.*	4,700	228,796
Carter’s, Inc.(a)	9,588	781,230
Columbia Sportswear Co.(a)	2,068	153,053
Crocs, Inc.*(a)	14,288	1,023,592
Deckers Outdoor Corp.*	940	294,417
Fossil Group, Inc.*(a)	12,784	77,088
G-III Apparel Group Ltd.*(a)	5,076	112,129
Hanesbrands, Inc.(a)	80,652	901,689
Kontoor Brands, Inc.(a)	10,340	377,410
Levi Strauss & Co., Class A	5,264	99,595
Lululemon Athletica, Inc.*(a)	3,008	934,014
Movado Group, Inc.(a)	1,880	63,882
NIKE, Inc., Class B	34,216	3,932,103
Oxford Industries, Inc.	1,128	107,611
PVH Corp.(a)	15,040	931,277
Ralph Lauren Corp.(a)	10,340	1,019,834
Skechers USA, Inc., Class A*	6,580	249,777
Steven Madden Ltd.	2,068	65,556
Tapestry, Inc.	10,904	366,702
Under Armour, Inc., Class A*	12,032	111,416
Under Armour, Inc., Class C*	10,152	83,855
VF Corp.(a)	9,964	445,192
Wolverine World Wide, Inc.(a)	19,928	447,782

		12,808,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Thrifts & Mortgage Finance - 0.6%
Axos Financial, Inc.*	12,408	518,158
Capitol Federal Financial, Inc.	18,612	178,489
Essent Group Ltd.(a)	24,628	1,028,465
Federal Agricultural Mortgage Corp., Class C	2,444	269,549
Merchants Bancorp	3,384	89,541
MGIC Investment Corp.	62,040	877,246
Mr Cooper Group, Inc.*	18,424	830,001
New York Community Bancorp, Inc.(a)	104,904	1,114,081
NMI Holdings, Inc., Class A*	20,680	391,679
Northfield Bancorp, Inc.(a)	940	13,837
PennyMac Financial Services, Inc.(a)	8,836	484,124
Provident Financial Services, Inc.(a)	15,040	366,374
Radian Group, Inc.	44,180	988,307
Rocket Cos., Inc., Class A(a)	30,268	288,151
TFS Financial Corp.(a)	7,520	110,168
TrustCo Bank Corp. NY(a)	3,572	119,876
UWM Holdings Corp.(a)	27,448	103,479
Walker & Dunlop, Inc.(a)	2,068	232,940
WSFS Financial Corp.	12,220	583,138

		8,587,603

Tobacco - 0.6%
Altria Group, Inc.	60,724	2,663,355
Philip Morris International, Inc.	51,700	5,022,655
Turning Point Brands, Inc.(a)	1,504	36,096
Universal Corp.(a)	7,520	420,443
Vector Group Ltd.(a)	29,516	328,808

		8,471,357

Trading Companies & Distributors - 0.8%
Air Lease Corp.(a)	21,056	781,388
Applied Industrial Technologies, Inc.	2,632	264,753
Beacon Roofing Supply, Inc.*(a)	13,536	812,431
BlueLinx Holdings, Inc.*(a)	2,068	165,440
Boise Cascade Co.(a)	9,024	638,087
Fastenal Co.	14,288	733,832
GATX Corp.(a)	2,632	263,858
GMS, Inc.*	11,468	608,607
H&E Equipment Services, Inc.	3,572	127,699
Herc Holdings, Inc.(a)	5,452	676,157
McGrath RentCorp	2,256	190,316
MRC Global, Inc.*	6,768	78,644
MSC Industrial Direct Co., Inc., Class A(a)	3,384	279,721
NOW, Inc.*	16,356	180,897
Rush Enterprises, Inc., Class A	7,520	362,389
SiteOne Landscape Supply, Inc.*(a)	2,444	340,523
Titan Machinery, Inc.*	2,256	63,461
Triton International Ltd.(a)	16,168	1,036,045
United Rentals, Inc.*(a)	2,444	788,606
Univar Solutions, Inc.*	38,540	1,042,122
Veritiv Corp.*(a)	1,504	186,526
Watsco, Inc.(a)	752	206,010
WESCO International, Inc.*(a)	10,716	1,369,933

Investments	Shares	Value ($)
WW Grainger, Inc.	1,128	613,102

		11,810,547

Water Utilities - 0.1%
American States Water Co.(a)	2,632	229,431
American Water Works Co., Inc.	4,700	730,568
California Water Service Group(a)	3,760	225,901
Essential Utilities, Inc.	4,324	224,589
Middlesex Water Co.	564	53,642
SJW Group(a)	564	37,032
York Water Co. (The)	3,572	153,560

		1,654,723

Wireless Telecommunication Services - 0.2%
Gogo, Inc.*	8,836	153,393
Shenandoah Telecommunications Co.(a)	2,256	50,309
T-Mobile US, Inc.*(a)	15,040	2,151,622

		2,355,324

TOTAL COMMON STOCKS (COST $938,779,586)		1,486,503,775

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%(d)
Oil, Gas & Consumable Fuels - 0.0%(d)
Occidental Petroleum Corp., expiring 8/3/2027, price 22.00 USD* (Cost $21,117)	4,266	187,491

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)
Biotechnology - 0.0%(d)
Achillion Pharmaceuticals, Inc., CVR*‡(e)	44,344	25,719

Pharmaceuticals - 0.0%(d)
Zogenix, Inc., CVR*‡(e)	4,675	4,675

TOTAL RIGHTS (Cost $0)		30,394

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 14.7%

CERTIFICATES OF DEPOSIT - 1.7%
Commonwealth Bank of Australia, New York (SOFR + 0.47%), 2.75%, 9/9/2022(g)	5,000,000	5,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (SOFR + 0.35%), 2.63%, 8/4/2022(g)	2,000,000	2,000,000

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Mizuho Bank Ltd., New York (SOFR + 0.31%), 1.84%, 9/21/2022(g)	2,000,000	2,000,000
Royal Bank of Canada (US Federal Funds Effective Rate (continuous series) + 0.37%), 2.70%, 12/2/2022(g)	7,000,000	6,997,613
Skandinaviska Enskilda Banken AB, New York (SOFR + 0.36%), 1.89%, 10/26/2022(g)	5,000,000	4,999,505
Westpac Banking Corp., New York (SOFR + 0.44%), 2.72%, 9/19/2022(g)	5,000,000	5,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $26,000,000)		25,997,118

REPURCHASE AGREEMENTS - 13.0%
BofA Securities, Inc., 2.77%, dated 7/31/2022, due 10/31/2022, repurchase price $6,042,473, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 11/15/2022 - 2/15/2041; total market value $6,110,021	6,000,000	6,000,000
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $100,690,554, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $102,759,558	100,684,261	100,684,261
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $67,021,589, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $68,290,211	67,000,000	67,000,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York Branch, 2.28%, dated 7/31/2022, due 8/5/2022, repurchase price $20,006,333, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 1.25%, maturing 11/30/2026 - 8/15/2030; total market value $20,382,076	20,000,000	20,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $193,684,261)		193,684,261

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $219,684,261)		219,681,379

Total Investments - 114.2% (Cost $1,158,484,964)		1,706,403,039
Liabilities in excess of other assets - (14.2%)		(211,549,518)

Net Assets - 100.0%		1,494,853,521

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $278,278,500, collateralized in the form of cash with a value of $219,684,261 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $59,678,225 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $3,103,209 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 17, 2022 – June 30, 2120; a total value of $282,465,695.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(d)	Represents less than 0.05% of net assets.
(e)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $30,394, which represents approximately 0.00% of net assets of the Fund.

(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $219,681,379.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar US Market Factor Tilt Index Fund (cont.)

Abbreviations
CVR	Contingent Value Rights
SOFR	Secured Overnight Financing Rate

Investment in a company which was affiliated for the period ended July 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares July 31, 2022	Value July 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain
Northern Trust Corp.	$902,375	$73,114	$154,600	6,768	$675,311	$(179,373)	$13,766	$33,795

Futures Contracts

FlexShares® Morningstar US Market Factor Tilt Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
Russell 2000 E-Mini Index	22	09/16/2022	USD	$2,073,830	$132,747
S&P 500 E-Mini Index	24	09/16/2022	USD	4,960,200	331,113
S&P Midcap 400 E-Mini Index	3	09/16/2022	USD	754,320	58,964

					$522,824

Abbreviations:

USD	— US Dollar

Security Type	% of Net Assets
Common Stocks	99.5%
Warrants	0.0 †
Rights	0.0 †
Securities Lending Reinvestments	14.7
Others(1)	(14.2)

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.3%

Aerospace & Defense - 1.0%
Airbus SE	8,946	956,693
Austal Ltd.(a)	127,428	238,304
Babcock International Group plc*	172,746	719,775
BAE Systems plc	52,416	491,145
Bombardier, Inc., Class B*(a)	27,090	452,645
CAE, Inc.*(a)	4,836	127,868
Chemring Group plc	8,536	35,941
Dassault Aviation SA	550	78,233
Elbit Systems Ltd.	412	93,659
Hensoldt AG	3,276	83,509
INVISIO AB	2,552	41,502
Kongsberg Gruppen ASA	1,540	56,550
Leonardo SpA	12,056	112,308
LISI	880	20,638
Montana Aerospace AG*(a)(b)	1,496	29,719
MTU Aero Engines AG	756	144,998
QinetiQ Group plc	40,656	188,398
Rheinmetall AG	798	145,527
Rolls-Royce Holdings plc*	140,658	152,801
Saab AB, Class B	1,596	57,389
Safran SA	5,544	604,751
Singapore Technologies Engineering Ltd.	17,900	52,034
Thales SA	1,638	202,677
Ultra Electronics Holdings plc	1,232	52,473

		5,139,537

Air Freight & Logistics - 0.6%
bpost SA(a)	31,878	198,602
Cargojet, Inc.	672	77,833
Cia de Distribucion Integral Logista Holdings SA	22,512	462,301
Deutsche Post AG (Registered)	20,412	809,629
DSV A/S	3,276	547,357
Freightways Ltd.	6,248	40,432
ID Logistics Group*	81	26,099
Kerry Logistics Network Ltd.	18,500	37,189
Mainfreight Ltd.	1,892	91,351
Oesterreichische Post AG(a)	588	16,878
PostNL NV(a)	152,544	398,964
Royal Mail plc	14,455	49,745
SBS Holdings, Inc.	8,400	175,039
SG Holdings Co. Ltd.	8,600	162,670
Singapore Post Ltd.	101,200	46,469
Yamato Holdings Co. Ltd.	6,200	107,671

		3,248,229

Airlines - 0.2%
Air Canada*	5,192	70,464
Air France-KLM*	384,594	526,659
Air New Zealand Ltd.*(a)	11,968	4,578
ANA Holdings, Inc.*(a)	2,400	44,409
Deutsche Lufthansa AG (Registered)*	11,748	71,801

Investments	Shares	Value ($)
easyJet plc*	14,080	68,433
Exchange Income Corp.	3,024	110,637
Finnair OYJ*(a)	82,324	33,677
Japan Airlines Co. Ltd.*	2,800	48,479
JET2 plc*	2,813	31,377
Qantas Airways Ltd.*	22,968	73,083
Singapore Airlines Ltd.*	16,799	66,205
Wizz Air Holdings plc*(b)	728	19,658

		1,169,460

Auto Components - 1.5%
Aisin Corp.	4,400	129,547
ARB Corp. Ltd.	997	23,042
Brembo SpA(a)	3,647	38,265
Bridgestone Corp.	12,200	474,490
Burelle SA	132	68,912
CIE Automotive SA(a)	15,918	415,184
Cie Generale des Etablissements Michelin SCA	16,464	456,033
Cie Plastic Omnium SA	18,270	339,234
Continental AG	1,890	133,397
Denso Corp.	8,400	454,662
Dometic Group AB(c)	5,962	40,058
Exedy Corp.	12,600	162,909
Faurecia SE*	5,146	92,127
Gestamp Automocion SA(b)	47,166	180,348
GUD Holdings Ltd.(a)	6,543	40,087
Hella GmbH & Co. KGaA	660	46,132
Johnson Electric Holdings Ltd.(a)	148,278	189,647
JTEKT Corp.	6,700	49,128
Koito Manufacturing Co. Ltd.	2,500	81,276
KYB Corp.	8,400	193,580
Linamar Corp.	1,584	72,169
Magna International, Inc.	5,922	377,915
Musashi Seimitsu Industry Co. Ltd.(a)	16,800	178,622
NGK Spark Plug Co. Ltd.	2,700	52,444
NHK Spring Co. Ltd.(a)	70,100	472,578
Nifco, Inc.	2,400	57,643
NOK Corp.	38,000	337,778
Nokian Renkaat OYJ	2,552	29,938
Pirelli & C SpA(b)	9,548	40,968
Schaeffler AG (Preference)	56,700	331,275
Shoei Co. Ltd.	2,200	93,498
Stanley Electric Co. Ltd.	3,800	66,049
Sumitomo Electric Industries Ltd.(a)	16,800	185,221
Sumitomo Rubber Industries Ltd.(a)	4,900	43,776
TI Fluid Systems plc(b)	80,934	172,158
Tokai Rika Co. Ltd.	19,200	209,167
Toyo Tire Corp.	42,400	563,430
Toyoda Gosei Co. Ltd.	2,000	31,291
Toyota Boshoku Corp.	2,700	39,535
TS Tech Co. Ltd.	34,200	386,397
Valeo	4,746	101,092
Vitesco Technologies Group AG*	6,510	351,478
Yokohama Rubber Co. Ltd. (The)	3,600	52,175

		7,854,655

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Automobiles - 2.1%
Aston Martin Lagonda Global Holdings plc*(a)(b)	578	3,365
Bayerische Motoren Werke AG	7,014	568,427
Bayerische Motoren Werke AG (Preference)	1,012	76,256
Ferrari NV	1,932	406,207
Honda Motor Co. Ltd.	37,800	958,222
Isuzu Motors Ltd.	12,600	137,077
Mazda Motor Corp.	8,900	74,317
Mercedes-Benz Group AG	18,480	1,078,204
Mitsubishi Motors Corp.*	13,500	46,465
Nissan Motor Co. Ltd.(a)	55,000	206,749
Piaggio & C SpA	35,322	92,273
PIERER Mobility AG	440	28,690
Porsche Automobil Holding SE (Preference)	3,108	223,103
Renault SA*	3,344	98,012
Stellantis NV	23,960	340,126
Stellantis NV	25,792	366,132
Subaru Corp.	13,000	225,372
Suzuki Motor Corp.	11,700	378,444
Toyota Motor Corp.	277,200	4,432,296
Trigano SA	2,436	236,464
Volkswagen AG (Preference)	4,116	576,232
Volvo Car AB, Class B*(a)	10,332	76,554
Yamaha Motor Co. Ltd.	6,900	132,063

		10,761,050

Banks - 9.8%
77 Bank Ltd. (The)	25,200	334,114
ABN AMRO Bank NV, CVA(b)	9,020	91,788
AIB Group plc	18,788	42,414
Aktia Bank OYJ(a)	13,944	133,223
Alandsbanken Abp, Class B	1,512	44,710
Alior Bank SA*	30,366	163,394
AMCO - Asset Management Co. SpA*(a)(d)	239	954
Aozora Bank Ltd.	2,900	60,213
Australia & New Zealand Banking Group Ltd.*(d)	3,099	49,521
Australia & New Zealand Banking Group Ltd.(a)	58,002	926,850
Awa Bank Ltd. (The)	16,800	252,283
Banca Popolare di Sondrio SpA	142,422	469,934
Banco Bilbao Vizcaya Argentaria SA	147,630	664,895
Banco BPM SpA	32,208	82,693
Banco Comercial Portugues SA, Class R	189,546	27,928
Banco de Sabadell SA	129,066	82,199
Banco Espirito Santo SA (Registered)*‡(d)	48,647	—
Banco Santander SA	374,724	932,293
Bank Hapoalim BM	24,066	219,937
Bank Leumi Le-Israel BM	31,794	302,871
Bank Millennium SA*	25,740	20,484
Bank of Ireland Group plc	18,228	103,748
Bank of Kyoto Ltd. (The)	1,600	67,520
Bank of Montreal(a)	14,196	1,414,337

Investments	Shares	Value ($)
Bank of Nova Scotia (The)(a)	25,410	1,546,989
Bank of Queensland Ltd.(a)	13,492	70,799
Bank Polska Kasa Opieki SA	4,004	63,209
Bankinter SA(a)	9,240	45,261
Banque Cantonale de Geneve	714	128,571
Banque Cantonale Vaudoise (Registered)	701	65,102
Barclays plc	344,106	658,180
BAWAG Group AG*(b)	2,156	98,795
Bendigo & Adelaide Bank Ltd.(a)	9,421	67,712
Berner Kantonalbank AG (Registered)	126	28,444
BNP Paribas SA	25,158	1,180,008
BPER Banca	40,348	55,540
CaixaBank SA	98,575	294,398
Canadian Imperial Bank of Commerce(a)	18,774	949,139
Canadian Western Bank(a)	28,938	584,248
Chiba Bank Ltd. (The)(a)	17,400	95,690
Chugoku Bank Ltd. (The)(a)	63,000	454,882
Close Brothers Group plc	48,384	653,551
Commerzbank AG*	21,294	144,996
Commonwealth Bank of Australia	25,242	1,774,949
Concordia Financial Group Ltd.	32,321	109,067
Credit Agricole SA	28,812	263,786
Credito Emiliano SpA	28,770	161,931
Dah Sing Banking Group Ltd.	153,040	116,585
Dah Sing Financial Holdings Ltd.(a)	67,200	176,349
Daishi Hokuetsu Financial Group, Inc.(a)	16,800	321,796
Danske Bank A/S	13,398	186,424
DBS Group Holdings Ltd.	38,756	881,952
DNB Bank ASA	17,472	342,663
Erste Group Bank AG	7,560	190,401
FIBI Holdings Ltd.	1,100	50,232
FinecoBank Banca Fineco SpA	11,298	139,277
First International Bank of Israel Ltd. (The)	1,144	47,443
Fukuoka Financial Group, Inc.	2,800	49,233
Graubuendner Kantonalbank	7	11,539
Gunma Bank Ltd. (The)(a)	142,800	407,084
Hachijuni Bank Ltd. (The)(a)	162,800	601,745
Hang Seng Bank Ltd.	12,600	203,047
Heartland Group Holdings Ltd.(a)	50,556	65,938
Hirogin Holdings, Inc.(a)	97,600	447,653
Hokuhoku Financial Group, Inc.	41,800	268,033
HSBC Holdings plc	434,490	2,716,091
Hyakugo Bank Ltd. (The)	92,400	225,383
ING Bank Slaski SA	748	27,908
ING Groep NV	84,756	820,226
Intesa Sanpaolo SpA	370,524	653,073
Israel Discount Bank Ltd., Class A	30,594	170,036
Iyo Bank Ltd. (The)(a)	105,000	505,163
Jyske Bank A/S (Registered)*(a)	1,292	67,185
KBC Ancora	352	12,261
KBC Group NV	6,678	348,087
Kiyo Bank Ltd. (The)(a)	23,200	252,917
Kyushu Financial Group, Inc.(a)	137,600	403,585
Laurentian Bank of Canada(a)	15,162	494,494
Liechtensteinische Landesbank AG	3,612	199,108

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Lloyds Banking Group plc	1,546,356	851,403
Luzerner Kantonalbank AG (Registered)	16	6,896
Mebuki Financial Group, Inc.	28,010	56,167
Mediobanca Banca di Credito Finanziario SpA	14,112	120,295
Mitsubishi UFJ Financial Group, Inc.	268,800	1,499,166
Mizrahi Tefahot Bank Ltd.	3,121	113,596
Mizuho Financial Group, Inc.	54,629	647,250
National Australia Bank Ltd.	46,788	999,049
National Bank of Canada(a)	7,140	500,666
NatWest Group plc	106,638	322,603
Nishi-Nippon Financial Holdings, Inc.(a)	54,600	302,312
Nordea Bank Abp	68,124	667,599
North Pacific Bank Ltd.(a)	96,600	164,795
Ogaki Kyoritsu Bank Ltd. (The)	13,800	179,560
Oversea-Chinese Banking Corp. Ltd.	88,270	744,892
Pareto Bank ASA(a)	16,280	89,083
Powszechna Kasa Oszczednosci Bank Polski SA*	16,716	94,416
Raiffeisen Bank International AG	4,224	50,693
Resona Holdings, Inc.	57,600	222,082
Ringkjoebing Landbobank A/S	704	78,674
Royal Bank of Canada(a)	30,156	2,938,524
San-In Godo Bank Ltd. (The)	54,600	275,349
Santander Bank Polska SA	836	42,333
Shiga Bank Ltd. (The)(a)	17,800	359,463
Shinsei Bank Ltd.	2,600	39,063
Shizuoka Bank Ltd. (The)(a)	17,200	103,342
Skandinaviska Enskilda Banken AB, Class A	31,374	337,431
Skandinaviska Enskilda Banken AB, Class C	684	8,427
Societe Generale SA	16,758	373,101
Spar Nord Bank A/S	29,526	336,430
SpareBank 1 Nord Norge	34,734	335,933
Sparebank 1 Oestlandet	1,329	16,359
SpareBank 1 SMN	3,103	39,736
SpareBank 1 SR-Bank ASA	4,796	56,505
Sparebanken Vest	32,298	309,366
St Galler Kantonalbank AG (Registered)	110	52,320
Standard Chartered plc	56,028	384,674
Sumitomo Mitsui Financial Group, Inc.	28,500	875,791
Sumitomo Mitsui Trust Holdings, Inc.	8,400	274,155
Suruga Bank Ltd.(a)	72,200	200,961
Svenska Handelsbanken AB, Class A	29,400	262,765
Svenska Handelsbanken AB, Class B	908	9,387
Swedbank AB, Class A	17,640	242,579
Sydbank A/S	20,706	632,933
TBC Bank Group plc	14,952	251,092
Toronto-Dominion Bank (The)	38,682	2,511,077
Unicaja Banco SA	353,850	304,698
UniCredit SpA	47,502	464,011
United Overseas Bank Ltd.	31,626	630,050
Valiant Holding AG (Registered)	5,418	486,960
Virgin Money UK plc	41,844	72,917
Walliser Kantonalbank (Registered)	485	58,308

Investments	Shares	Value ($)
Westpac Banking Corp.	53,046	796,203
Yamaguchi Financial Group, Inc.(a)	79,800	448,409
Zuger Kantonalbank AG	10	74,549

		49,702,859

Beverages - 1.1%
Anheuser-Busch InBev SA/NV(a)	12,474	664,828
Asahi Group Holdings Ltd.	7,000	241,975
Britvic plc	3,520	36,859
Budweiser Brewing Co. APAC Ltd.(b)	14,400	39,899
C&C Group plc*(a)	23,522	56,590
Carlsberg A/S, Class B	1,638	210,867
Coca-Cola Bottlers Japan Holdings, Inc.	3,354	37,919
Coca-Cola Europacific Partners plc	3,329	180,165
Coca-Cola HBC AG	4,000	97,936
Davide Campari-Milano NV	10,340	114,077
Diageo plc	34,440	1,626,948
Fevertree Drinks plc	2,199	28,686
Heineken Holding NV	1,496	117,456
Heineken NV	3,486	341,587
Ito En Ltd.(a)	800	37,471
Kirin Holdings Co. Ltd.	16,838	275,342
Olvi OYJ, Class A	1,452	53,299
Pernod Ricard SA	2,898	565,872
Primo Water Corp.	9,030	119,099
Remy Cointreau SA(a)	396	77,768
Royal Unibrew A/S	836	70,893
Sapporo Holdings Ltd.	6,000	133,468
Suntory Beverage & Food Ltd.	1,800	70,707
Takara Holdings, Inc.	12,600	101,253
Treasury Wine Estates Ltd.	8,668	74,095

		5,375,059

Biotechnology - 0.6%
Abcam plc*	4,545	67,752
Argenx SE*	882	321,241
Bavarian Nordic A/S*	3,916	192,908
BioGaia AB, Class B	5,670	53,168
Biotest AG (Preference)	924	33,164
Clinuvel Pharmaceuticals Ltd.(a)	1,368	17,918
CSL Ltd.	7,098	1,435,573
Galapagos NV*	924	46,712
Genmab A/S*	966	343,306
Genus plc	2,520	87,030
Grifols SA*(a)	3,564	51,676
Grifols SA (Preference), Class B*	5,680	51,487
Idorsia Ltd.*(a)	3,564	43,409
Imugene Ltd.*(a)	171,556	29,329
Mesoblast Ltd.*(a)	44,748	29,195
Pacific Edge Ltd.*(a)(d)	60,412	29,547
PeptiDream, Inc.*(a)	2,500	30,958
Pharma Mar SA	414	25,379
Takara Bio, Inc.	400	6,423
Telix Pharmaceuticals Ltd.*	14,168	73,061
Valneva SE*(a)	4,620	45,459
Vitrolife AB	880	28,484

		3,043,179

Building Products - 1.1%
AGC, Inc.(a)	5,100	184,310

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Arbonia AG	2,156	30,515
Assa Abloy AB, Class B	15,204	356,271
Belimo Holding AG (Registered)	132	53,845
Bunka Shutter Co. Ltd.(a)	22,700	175,112
Carel Industries SpA(b)	840	19,014
Central Glass Co. Ltd.	12,800	312,697
Cie de Saint-Gobain	11,424	527,967
Daikin Industries Ltd.	4,300	748,036
dormakaba Holding AG	126	59,798
Fletcher Building Ltd.	17,649	57,105
Geberit AG (Registered)	546	286,014
Genuit Group plc	15,664	80,821
Inrom Construction Industries Ltd.	8,932	42,360
Inwido AB	4,884	58,875
James Halstead plc	9,372	24,292
Kingspan Group plc	2,521	161,995
Lindab International AB	2,244	38,981
Lixil Corp.	6,000	122,918
Munters Group AB(b)	10,384	76,848
Nibe Industrier AB, Class B(a)	24,318	242,819
Nichias Corp.	21,800	385,924
Nichiha Corp.	12,600	258,034
Nitto Boseki Co. Ltd.	1,900	34,275
Noritz Corp.	16,800	186,792
Reliance Worldwide Corp. Ltd.	13,860	42,555
ROCKWOOL A/S, Class A	88	21,573
ROCKWOOL A/S, Class B	174	42,822
Sanwa Holdings Corp.	5,400	57,778
Schweiter Technologies AG	56	63,268
Sekisui Jushi Corp.	13,800	179,044
Steico SE	396	32,222
Takara Standard Co. Ltd.	2,176	21,654
Takasago Thermal Engineering Co. Ltd.	21,000	265,387
TOTO Ltd.	3,000	101,122
Uponor OYJ	2,112	31,613
Volution Group plc	7,524	38,135

		5,422,791

Capital Markets - 3.0%
3i Group plc	21,504	332,206
abrdn plc	43,554	87,822
AJ Bell plc	11,352	43,321
Allfunds Group plc	4,048	33,908
Alpha FX Group plc	1,804	39,954
Amundi SA(b)	880	47,467
Anima Holding SpA(b)	70,098	244,303
Ashmore Group plc	22,554	59,228
ASX Ltd.	2,688	165,548
Avanza Bank Holding AB(a)	2,704	51,745
Azimut Holding SpA	3,740	64,963
Banca Generali SpA(a)	1,397	40,312
Brederode SA*	80	8,565
Brewin Dolphin Holdings plc	17,746	110,567
Brookfield Asset Management, Inc., Class A	21,336	1,057,992
Bure Equity AB	968	25,560
Canaccord Genuity Group, Inc.	33,894	263,195
CI Financial Corp.	5,304	61,097

Investments	Shares	Value ($)
CMC Markets plc(b)	46,158	144,637
Credit Suisse Group AG (Registered)	52,878	307,585
Daiwa Securities Group, Inc.(a)	37,800	173,289
Deutsche Bank AG (Registered)	43,596	379,003
Deutsche Boerse AG	2,856	496,517
EFG International AG*(a)	26,628	206,895
EQT AB(a)	4,872	130,746
Euronext NV(b)	1,428	115,728
Fairfax India Holdings Corp.*(a)(b)	8,778	93,486
flatexDEGIRO AG*	4,400	44,398
Flow Traders(b)	798	17,331
Generation Capital Ltd.*	322,518	119,090
Gimv NV(a)	6,202	333,900
GMO Financial Holdings, Inc.	8,400	49,275
Haitong International Securities Group Ltd.(a)	923,999	110,646
Hargreaves Lansdown plc	5,061	52,238
Hong Kong Exchanges & Clearing Ltd.	17,658	807,554
HUB24 Ltd.(a)	4,532	77,037
IG Group Holdings plc	8,448	81,832
IGM Financial, Inc.	2,200	63,836
Impax Asset Management Group plc	4,224	36,855
Insignia Financial Ltd.	203,658	437,707
IntegraFin Holdings plc(b)	5,764	19,191
Intermediate Capital Group plc	5,280	97,760
Investec plc	16,636	89,865
IP Group plc	317,940	333,896
JAFCO Group Co. Ltd.	21,900	294,949
Japan Exchange Group, Inc.	8,400	132,521
JTC plc(b)	5,016	45,414
Julius Baer Group Ltd.	4,788	246,338
Jupiter Fund Management plc	195,174	297,834
Leonteq AG	616	36,608
Liontrust Asset Management plc	2,508	31,741
London Stock Exchange Group plc	4,830	470,093
Macquarie Group Ltd.(a)	5,712	721,954
Magellan Financial Group Ltd.	2,640	26,859
Man Group plc	32,340	107,123
Matsui Securities Co. Ltd.	8,400	50,469
Molten Ventures plc*(a)	51,912	302,719
Ninety One plc	28,555	71,304
Nomura Holdings, Inc.(a)	71,000	269,657
Nordnet AB publ	2,420	32,270
Okasan Securities Group, Inc.(a)	79,300	201,143
Onex Corp.	880	47,003
Partners Group Holding AG	378	409,990
Pendal Group Ltd.(a)	108,906	364,014
Perpetual Ltd.	3,971	83,960
Pinnacle Investment Management Group Ltd.(a)	6,468	45,179
Platinum Asset Management Ltd.(a)	37,488	47,610
Quilter plc(b)	22,680	28,979
Rathbones Group plc	2,142	47,179
Ratos AB, Class B(a)	8,448	42,045
Rothschild & Co.	1,452	53,225
Sanne Group plc*	9,329	104,443
SBI Holdings, Inc.	4,800	96,467
Schroders plc	1,980	71,561

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Schroders plc (Non-Voting)	96	2,938
Singapore Exchange Ltd.	16,400	117,405
Sprott, Inc.(a)	1,056	39,937
St James’s Place plc	8,316	124,220
Swissquote Group Holding SA (Registered)	660	79,693
Tamburi Investment Partners SpA	10,560	87,217
Tikehau Capital SCA(a)	1,672	41,172
TMX Group Ltd.	836	85,724
Tokai Tokyo Financial Holdings, Inc.(a)	92,400	259,951
TP ICAP Group plc	261,282	378,365
UBS Group AG (Registered)	80,640	1,311,120
UOB-Kay Hian Holdings Ltd.	121,800	125,948
Van Lanschot Kempen NV, CVA	11,088	252,686
Vontobel Holding AG (Registered)	339	22,246
VZ Holding AG	285	23,221
WealthNavi, Inc.*(a)	2,400	37,603
XTB SA(b)	17,952	82,697

		15,410,844

Chemicals - 3.5%
ADEKA Corp.	2,300	41,181
Aica Kogyo Co. Ltd.	1,500	34,456
Air Liquide SA(a)	7,686	1,051,102
Air Water, Inc.	6,000	80,135
Akzo Nobel NV	2,310	154,938
Arkema SA	1,638	154,158
Asahi Kasei Corp.	33,600	267,870
BASF SE	20,412	903,601
Borregaard ASA	1,692	30,278
Calix Ltd.*	9,988	43,978
Chr Hansen Holding A/S	1,584	103,216
Ciech SA*	9,548	81,749
Clariant AG (Registered)*	2,836	52,974
Corbion NV	2,352	81,300
Covestro AG(b)	3,822	129,501
Croda International plc	2,436	221,794
Daicel Corp.	8,900	56,137
Denka Co. Ltd.	1,400	35,982
DIC Corp.	28,099	515,306
Elementis plc*	41,976	55,678
Elkem ASA(b)	7	29
EMS-Chemie Holding AG (Registered)	126	99,488
Essentra plc	16,940	51,123
Evonik Industries AG	4,160	88,143
FUCHS PETROLUB SE	55	1,399
FUCHS PETROLUB SE (Preference)	1,182	35,241
Fuso Chemical Co. Ltd.	1,100	27,942
Givaudan SA (Registered)	126	438,566
Grupa Azoty SA*	12,474	115,947
Hexpol AB	5,784	59,853
ICL Group Ltd.	9,848	87,458
Incitec Pivot Ltd.	36,784	92,404
Israel Corp. Ltd.*	104	45,082
JCU Corp.(a)	1,400	37,187
Johnson Matthey plc	5,040	131,066
JSR Corp.	3,100	85,009

Investments	Shares	Value ($)
K+S AG (Registered)	5,082	106,798
Kaneka Corp.	22,300	599,005
Kansai Paint Co. Ltd.	5,300	75,346
Kemira OYJ	2,992	37,830
KH Neochem Co. Ltd.	10,700	202,071
Koninklijke DSM NV	2,823	448,754
Kumiai Chemical Industry Co. Ltd.(a)	8,000	59,319
Kuraray Co. Ltd.	6,700	53,490
Kureha Corp.(a)	6,300	474,209
LANXESS AG	2,156	78,767
Lenzing AG	132	10,579
Lintec Corp.(a)	14,400	251,152
Methanex Corp.	1,290	47,962
Mitsubishi Chemical Group Corp.	34,300	191,120
Mitsubishi Gas Chemical Co., Inc.	6,200	89,254
Mitsui Chemicals, Inc.	5,500	114,733
Nihon Parkerizing Co. Ltd.	39,700	283,678
Nippon Kayaku Co. Ltd.	7,900	65,907
Nippon Paint Holdings Co. Ltd.	21,000	158,698
Nippon Sanso Holdings Corp.	2,800	46,824
Nippon Shokubai Co. Ltd.	10,900	423,277
Nippon Soda Co. Ltd.	10,139	318,242
Nissan Chemical Corp.	2,900	146,682
Nitto Denko Corp.	1,800	114,882
NOF Corp.	1,200	47,048
Novozymes A/S, Class B	3,654	232,346
Nufarm Ltd.	14,448	52,022
Nutrien Ltd.(a)	11,886	1,016,852
OCI NV	1,318	45,612
Okamoto Industries, Inc.(a)	6,000	176,880
Orica Ltd.(a)	4,722	55,290
Osaka Soda Co. Ltd.(a)	9,000	228,283
Recticel SA	2,200	33,559
Robertet SA(a)	44	41,051
Sanyo Chemical Industries Ltd.	3,800	136,334
Shikoku Chemicals Corp.(a)	15,800	148,483
Shin-Etsu Chemical Co. Ltd.	5,800	736,012
Shin-Etsu Polymer Co. Ltd.	13,400	137,559
Showa Denko KK	4,200	69,639
Sika AG (Registered)	2,310	567,313
SOL SpA	3,009	55,594
Solvay SA	1,512	131,816
Sumitomo Bakelite Co. Ltd.	12,600	403,502
Sumitomo Chemical Co. Ltd.	36,600	142,950
Symrise AG	2,184	252,978
Synthomer plc	113,568	322,561
T Hasegawa Co. Ltd.	900	20,471
Taiyo Holdings Co. Ltd.(a)	1,800	38,465
Teijin Ltd.	3,000	31,560
Tessenderlo Group SA*	4,242	132,356
Toagosei Co. Ltd.	38,900	299,499
Tokai Carbon Co. Ltd.	6,600	52,691
Tokuyama Corp.(a)	25,200	337,697
Tokyo Ohka Kogyo Co. Ltd.	700	35,930
Toray Industries, Inc.	37,800	207,200
Tosoh Corp.	7,800	100,848
Toyo Gosei Co. Ltd.	300	18,182
Toyo Ink SC Holdings Co. Ltd.	14,200	205,589
Toyobo Co. Ltd.	33,600	259,196

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Treatt plc	3,432	33,620
UBE Corp.(a)	33,300	517,253
Umicore SA	3,108	112,058
Victrex plc	3,192	74,890
Wacker Chemie AG	256	38,254
Yara International ASA	3,276	139,274
Zeon Corp.	3,600	36,175

		17,614,742

Commercial Services & Supplies - 1.2%
Befesa SA(b)	2,184	100,612
Biffa plc(b)	15,576	68,880
Big Technologies plc*	11,924	37,727
Boyd Group Services, Inc.	208	26,135
Brambles Ltd.	24,486	195,638
Bravida Holding AB(b)	4,312	43,352
Caverion OYJ	8,888	44,135
Cleanaway Waste Management Ltd.	35,024	66,720
Coor Service Management Holding AB(b)	6,692	55,104
Dai Nippon Printing Co. Ltd.	5,700	124,961
Daiseki Co. Ltd.(a)	1,499	44,134
Derichebourg SA	32,592	206,041
Downer EDI Ltd.(a)	9,548	36,777
Duskin Co. Ltd.	3,700	83,053
Elis SA	4,661	68,866
GFL Environmental, Inc.	1,760	48,679
HomeServe plc	3,784	54,198
Intrum AB	2,464	52,324
ISS A/S*	2,508	43,467
Kokuyo Co. Ltd.	33,600	444,732
Loomis AB	2,271	63,574
Marlowe plc*	4,092	39,737
Mitie Group plc	481,446	458,737
Mitsubishi Pencil Co. Ltd.	18,600	196,646
Nippon Kanzai Co. Ltd.	1,300	26,292
Okamura Corp.	31,200	308,615
Park24 Co. Ltd.*	2,200	30,683
Pilot Corp.	1,700	64,489
Prestige International, Inc.	4,000	20,651
Prosegur Cash SA(a)(b)	163,760	118,721
Prosegur Cia de Seguridad SA	79,086	140,314
Raksul, Inc.*(a)	1,600	26,146
Rentokil Initial plc	30,744	202,476
Restore plc	7,172	39,274
Ritchie Bros Auctioneers, Inc.	2,142	154,296
Sdiptech AB, Class B*	1,056	29,230
Secom Co. Ltd.	2,700	179,596
Securitas AB, Class B(a)	7,047	70,815
Serco Group plc	415,632	952,389
SG Fleet Group Ltd.(a)	60,588	110,769
Smart Metering Systems plc	5,165	59,082
Societe BIC SA	756	42,551
Sohgo Security Services Co. Ltd.	1,900	52,884
SPIE SA	2,992	71,389
TOMRA Systems ASA(a)	3,872	89,976
TOPPAN, Inc.	8,400	141,791
TRE Holdings Corp.	4,200	48,804

Investments	Shares	Value ($)
Waste Connections, Inc.	4,032	537,044

		6,122,506

Communications Equipment - 0.3%
AudioCodes Ltd.	1,936	46,504
Gilat Satellite Networks Ltd.*	7,568	50,385
Nokia OYJ	86,058	447,432
Spirent Communications plc	41,664	142,875
Telefonaktiebolaget LM Ericsson, Class A(a)	3,789	30,921
Telefonaktiebolaget LM Ericsson, Class B	57,540	433,844
VTech Holdings Ltd.	63,000	429,770

		1,581,731

Construction & Engineering - 2.1%
Ackermans & van Haaren NV	454	66,475
ACS Actividades de Construccion y Servicios SA(a)	7,082	169,047
AF Gruppen ASA	704	12,511
Arcadis NV	1,848	67,760
Ashtrom Group Ltd.	1,861	42,642
Badger Infrastructure Solutions Ltd.	2,812	67,439
Balfour Beatty plc	241,248	823,771
Boskalis Westminster	218	7,126
Bouygues SA	3,990	120,018
Chudenko Corp.	12,600	201,279
Cie d’Entreprises CFE*	352	3,417
COMSYS Holdings Corp.	4,200	83,843
Daiho Corp.(a)	4,200	134,186
Eiffage SA	1,680	156,672
Elco Ltd.	231	15,752
Elecnor SA	12,264	144,433
Electra Ltd.	15	8,865
EXEO Group, Inc.	3,900	64,898
Fasadgruppen Group AB	2,508	22,853
Ferrovial SA	7,096	188,700
Fomento de Construcciones y Contratas SA	3,980	39,243
Fugro NV*	7,040	83,197
Gold Finance Holdings Ltd.*‡(d)	89,827	—
Hazama Ando Corp.	57,000	381,706
HOCHTIEF AG	442	23,544
Instalco AB(a)(b)	7,260	35,627
JGC Holdings Corp.	5,400	65,980
Johns Lyng Group Ltd.(a)	7,568	39,818
Kajima Corp.	12,700	144,057
Kandenko Co. Ltd.	36,600	225,926
Keller Group plc	24,486	236,588
Kinden Corp.	2,300	26,984
Kumagai Gumi Co. Ltd.	13,400	283,541
Kyudenko Corp.	18,900	408,828
Maire Tecnimont SpA(a)	23,142	63,758
MIRAIT ONE Corp.	31,700	393,493
Monadelphous Group Ltd.(a)	7,216	52,116
Morgan Sindall Group plc	14,028	345,681
NCC AB, Class B	26,124	269,564
Nippon Densetsu Kogyo Co. Ltd.	18,500	250,127
Nippon Road Co. Ltd. (The)	700	35,511
Nishimatsu Construction Co. Ltd.(a)	13,900	413,932

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NRW Holdings Ltd.(a)	174,132	236,336
Obayashi Corp.	16,900	123,415
Okumura Corp.	10,800	238,707
Peab AB, Class B	3,999	27,104
Penta-Ocean Construction Co. Ltd.	89,700	489,273
Raito Kogyo Co. Ltd.	15,800	231,828
Sacyr SA(a)	36,710	83,472
Sanki Engineering Co. Ltd.(a)	18,400	228,124
Shapir Engineering and Industry Ltd.	2,525	22,194
Shikun & Binui Ltd.*	3,556	16,426
Shimizu Corp.(a)	17,800	100,287
SHO-BOND Holdings Co. Ltd.	1,200	52,795
Skanska AB, Class B	6,636	112,215
SNC-Lavalin Group, Inc.(a)	2,068	38,637
Sumitomo Densetsu Co. Ltd.	6,400	127,617
Sweco AB, Class B	4,708	52,182
Taikisha Ltd.(a)	13,000	319,529
Taisei Corp.	4,700	149,106
Takamatsu Construction Group Co. Ltd.	8,500	135,211
Toda Corp.	5,200	27,702
Totetsu Kogyo Co. Ltd.	10,200	181,486
Veidekke ASA	3,088	31,782
Vestum AB*	21,560	33,760
Vinci SA	8,022	763,814
Webuild SpA(a)	143,220	219,489
WSP Global, Inc.	1,156	139,386
Yokogawa Bridge Holdings Corp.	15,100	216,699

		10,619,484

Construction Materials - 0.6%
Adbri Ltd.(a)	22,176	39,150
Boral Ltd.(a)	3,476	7,034
Breedon Group plc	81,796	70,672
Brickworks Ltd.(a)	3,147	46,181
Buzzi Unicem SpA	3,148	57,119
Cementir Holding NV	18,522	119,737
CRH plc(a)	15,582	595,389
CSR Ltd.	15,532	49,314
HeidelbergCement AG	3,150	158,989
Holcim AG*	11,340	529,017
Ibstock plc(b)	27,720	69,151
Imerys SA	1,103	37,092
James Hardie Industries plc, CHDI	6,340	155,727
Maeda Kosen Co. Ltd.	1,200	27,834
Marshalls plc	13,860	83,488
Mitani Sekisan Co. Ltd.	1,200	35,376
RHI Magnesita NV(a)	10,794	295,805
Sumitomo Osaka Cement Co. Ltd.	1,700	44,583
Taiheiyo Cement Corp.	2,200	32,774
Titan Cement International SA*	12,810	146,030
Vicat SA(a)	6,258	162,396
Wienerberger AG	2,596	59,399

		2,822,257

Consumer Finance - 0.4%
AEON Financial Service Co. Ltd.	400	4,340
Aiful Corp.(a)	105,000	305,612
Cembra Money Bank AG	1,176	85,138
Credit Corp. Group Ltd.(a)	3,350	56,197

Investments	Shares	Value ($)
Credit Saison Co. Ltd.(a)	6,200	78,584
Direct Finance of Direct Group 2006 Ltd.	378	86,363
goeasy Ltd.(a)	528	46,135
Gruppo MutuiOnline SpA	1,056	28,189
Isracard Ltd.	57,960	178,490
Jaccs Co. Ltd.	8,100	230,000
KRUK SA	5,166	295,464
Latitude Group Holdings Ltd.(a)	88,452	100,607
Marui Group Co. Ltd.	3,200	57,894
Orient Corp.	168,000	169,697
Provident Financial plc	72,366	170,400
Resurs Holding AB(b)	37,356	86,839

		1,979,949

Containers & Packaging - 0.4%
BillerudKorsnas AB(a)	3,558	45,561
Cascades, Inc.(a)	26,502	202,692
CCL Industries, Inc., Class B	2,826	141,879
DS Smith plc	26,376	93,466
FP Corp.	1,200	26,882
Fuji Seal International, Inc.(a)	14,600	167,575
Huhtamaki OYJ(a)	2,051	79,490
Infinya Ltd.	504	44,789
Mayr Melnhof Karton AG(a)	275	43,687
Orora Ltd.(a)	19,096	47,304
Pact Group Holdings Ltd.(a)	74,172	104,550
Rengo Co. Ltd.	80,900	469,722
SIG Group AG*	6,300	163,652
Smurfit Kappa Group plc	4,116	148,066
Toyo Seikan Group Holdings Ltd.	5,600	63,940
Transcontinental, Inc., Class A(a)	21,714	275,206
Verallia SA(b)	1,364	34,715
Vidrala SA	924	61,240
Winpak Ltd.	1,716	62,126

		2,276,542

Distributors - 0.1%
Bapcor Ltd.(a)	6,776	31,443
D’ieteren Group	220	35,780
Inchcape plc	8,938	91,418
Inter Cars SA	484	42,796
PALTAC Corp.	800	24,901
Uni-Select, Inc.*	1,554	44,861

		271,199

Diversified Consumer Services - 0.1%
AcadeMedia AB(b)	27,342	134,361
Benesse Holdings, Inc.(a)	6,200	111,057
Cary Group AB*	4,488	27,887
G8 Education Ltd.(a)	51,492	38,267
IDP Education Ltd.(a)	2,501	49,808
InvoCare Ltd.(a)	4,432	34,081
LITALICO, Inc.	1,200	22,483
Park Lawn Corp.	1,496	40,221
Perfect Medical Health Management Ltd.	88,000	41,366

		499,531

Diversified Financial Services - 1.1%
AMP Ltd.*	65,142	49,320
Banca IFIS SpA	8,694	116,129

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Banca Mediolanum SpA	4,444	29,227
BFF Bank SpA(b)	10,956	76,579
Burford Capital Ltd.(a)	13,230	141,757
Challenger Ltd.(a)	9,812	47,791
Creades AB, Class A(a)	21,084	193,052
ECN Capital Corp.	16,720	78,032
eGuarantee, Inc.	2,800	48,730
Element Fleet Management Corp.	9,988	114,585
Eurazeo SE	1,144	81,245
EXOR NV	2,688	187,362
Fuyo General Lease Co. Ltd.	7,200	439,596
GRENKE AG	1,804	47,090
Groupe Bruxelles Lambert SA	1,344	118,239
HAL Trust	1,244	163,629
Hypoport SE*	88	18,143
Illimity Bank SpA*	3,080	31,500
Industrivarden AB, Class A	3,388	87,698
Industrivarden AB, Class C	3,828	97,998
Investment AB Oresund	9,198	100,324
Investor AB, Class A(a)	7,988	163,048
Investor AB, Class B	28,176	521,780
Japan Securities Finance Co. Ltd.	8,800	54,189
Kinnevik AB, Class B*	4,578	81,702
L E Lundbergforetagen AB, Class B	1,348	63,505
M&G plc	69,384	180,096
Mitsubishi HC Capital, Inc.	24,429	117,530
Mizuho Leasing Co. Ltd.	12,738	314,995
ORIX Corp.	26,700	471,570
PEUGEOT INVEST	308	31,123
Plus500 Ltd.	37,044	751,014
Ricoh Leasing Co. Ltd.	5,500	146,914
Sofina SA	316	73,593
SRH NV*‡(d)	2,857	—
Svolder AB, Class B	32,760	211,274
Tokyo Century Corp.	600	20,988
Wendel SE	497	45,432
Zenkoku Hosho Co. Ltd.(a)	600	20,269

		5,537,048

Diversified Telecommunication Services - 1.3%
Aussie Broadband Ltd.*	13,244	33,547
BCE, Inc.(a)	4,326	218,435
Bezeq The Israeli Telecommunication Corp. Ltd.	52,780	89,365
BT Group plc	187,992	370,146
Cellnex Telecom SA(b)	8,526	378,951
Chorus Ltd.	13,585	68,063
Deutsche Telekom AG (Registered)	73,878	1,394,051
Elisa OYJ	2,436	134,228
Gamma Communications plc	3,432	46,275
Helios Towers plc*	10,824	19,007
HKBN Ltd.	51,500	57,208
HKT Trust & HKT Ltd.	53,400	74,829
Infrastrutture Wireless Italiane SpA(b)	5,179	54,075
Internet Initiative Japan, Inc.	1,000	40,180
Koninklijke KPN NV	54,852	180,150
NetLink NBN Trust(b)	61,600	42,762
Nippon Telegraph & Telephone Corp.	26,200	746,303
NOS SGPS SA	20,496	77,200

Investments	Shares	Value ($)
Orange SA	43,008	438,400
PCCW Ltd.	36,035	19,280
Proximus SADP	2,464	34,031
RAI Way SpA(b)	8,120	40,239
Singapore Telecommunications Ltd.	126,000	237,805
Spark New Zealand Ltd.	20,724	66,274
Swisscom AG (Registered)	378	203,923
Telecom Italia SpA*	96,272	20,055
Telecom Italia SpA*(a)	112,508	24,802
Telefonica Deutschland Holding AG	24,508	64,873
Telefonica SA	117,231	520,812
Telekom Austria AG*	1,426	8,797
Telenor ASA	12,348	149,441
Telia Co. AB	31,626	116,234
Telstra Corp. Ltd.	65,478	177,736
TELUS Corp.	7,854	180,697
United Internet AG (Registered)	1,848	48,370
Uniti Group Ltd.(d)	6,635	23,103

		6,399,647

Electric Utilities - 1.4%
Acciona SA	528	107,998
BKW AG(a)	440	49,895
Chubu Electric Power Co., Inc.	16,800	178,496
Chugoku Electric Power Co., Inc. (The)	4,206	27,379
CK Infrastructure Holdings Ltd.	11,000	68,944
CLP Holdings Ltd.	26,000	220,258
Contact Energy Ltd.	11,528	55,299
EDP - Energias de Portugal SA	40,782	205,380
Electricite de France SA	12,593	152,288
Elia Group SA/NV(a)	474	71,676
Emera, Inc.(a)	3,738	177,105
Endesa SA(a)	6,132	111,982
Enea SA*	62,286	126,940
Enel SpA	160,230	802,025
EVN AG	748	17,542
Fortis, Inc.	6,804	321,203
Fortum OYJ	9,450	105,174
Genesis Energy Ltd.	14,837	26,794
HK Electric Investments & HK Electric Investments Ltd.(b)	44,500	40,249
Hokkaido Electric Power Co., Inc.	73,900	282,551
Hokuriku Electric Power Co.(a)	67,700	274,548
Hydro One Ltd.(b)	4,746	132,415
Iberdrola SA(a)	90,236	959,655
Iberdrola SA*(d)	2,506	26,651
Infratil Ltd.	8,272	43,467
Kansai Electric Power Co., Inc. (The)	21,000	212,121
Kyushu Electric Power Co., Inc.	13,200	85,926
Manawa Energy Ltd.(a)	5,123	19,403
Mercury NZ Ltd.	17,560	66,837
Okinawa Electric Power Co., Inc. (The)(a)	17,570	177,475
Origin Energy Ltd.	27,006	111,938
Orsted A/S(b)	2,940	340,470
PGE Polska Grupa Energetyczna SA*	10,843	24,180
Power Assets Holdings Ltd.	23,000	150,454
Red Electrica Corp. SA	4,830	94,706

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Romande Energie Holding SA (Registered)	21	25,026
Shikoku Electric Power Co., Inc.	75,600	444,606
SSE plc(a)	14,196	305,424
Terna - Rete Elettrica Nazionale	21,938	167,276
Tohoku Electric Power Co., Inc.(a)	10,900	60,107
Tokyo Electric Power Co. Holdings, Inc.*	22,400	87,656
Verbund AG	1,323	145,017

		7,104,536

Electrical Equipment - 1.5%
ABB Ltd. (Registered)	25,746	777,732
Alfen Beheer BV*(a)(b)	968	112,076
Ballard Power Systems, Inc.*(a)	18,900	151,631
Ceres Power Holdings plc*(a)	12,012	88,348
Daihen Corp.	8,400	262,402
DiscoverIE Group plc	4,796	44,180
Fagerhult AB	6,336	34,305
Fuji Electric Co. Ltd.	1,500	67,003
Fujikura Ltd.	88,200	527,946
Furukawa Electric Co. Ltd.(a)	25,200	437,064
GARO AB(b)	1,980	34,375
GS Yuasa Corp.(a)	27,900	504,350
Huber + Suhner AG (Registered)	867	77,651
Idec Corp.	2,200	48,593
ITM Power plc*(a)	10,192	26,418
Legrand SA	4,368	355,772
Mabuchi Motor Co. Ltd.	700	19,903
Mitsubishi Electric Corp.	48,100	505,293
NEL ASA*	12,688	21,695
Nexans SA	748	71,389
Nidec Corp.	8,510	585,671
Nissin Electric Co. Ltd.	18,000	204,983
NKT A/S*	2,772	140,995
Nordex SE*	7,130	68,586
PowerCell Sweden AB*	2,948	52,395
Prysmian SpA	4,032	127,243
Sanyo Denki Co. Ltd.(a)	4,200	172,840
Schneider Electric SE	8,358	1,146,581
Siemens Energy AG	6,384	105,355
Siemens Gamesa Renewable Energy SA*	4,136	75,616
Signify NV(b)	2,730	87,907
Somfy SA	275	34,602
TKH Group NV, CVA	2,194	89,574
Ushio, Inc.	4,200	57,446
Varta AG	352	28,426
Vestas Wind Systems A/S	16,002	415,377

		7,561,723

Electronic Equipment, Instruments & Components - 1.7%
Ai Holdings Corp.	3,800	47,681
Alps Alpine Co. Ltd.	5,348	55,101
ALSO Holding AG (Registered)*	52	9,588
Amano Corp.	4,900	93,490
Anritsu Corp.(a)	4,700	57,040
AT&S Austria Technologie & Systemtechnik AG	880	43,608
Azbil Corp.	2,100	62,615

Investments	Shares	Value ($)
Barco NV	3,034	79,011
Basler AG	792	30,041
Canon Marketing Japan, Inc.	1,500	34,961
Celestica, Inc.*	37,590	395,746
Citizen Watch Co. Ltd.(a)	22,400	97,377
Codan Ltd.(a)	7,304	44,189
Comet Holding AG (Registered)	462	84,600
Daiwabo Holdings Co. Ltd.	33,600	478,420
Dexerials Corp.(a)	3,500	93,360
FIH Mobile Ltd.*(a)	328,000	43,873
FIT Hon Teng Ltd.*(b)	264,000	42,375
Halma plc	6,678	186,827
Hamamatsu Photonics KK	2,700	121,414
Hexagon AB, Class B	28,266	329,788
Hioki EE Corp.	700	34,777
Hirose Electric Co. Ltd.	582	82,869
Horiba Ltd.	800	39,087
Hosiden Corp.(a)	21,000	232,391
Ibiden Co. Ltd.	2,800	81,601
Inficon Holding AG (Registered)	126	104,647
Iriso Electronics Co. Ltd.(a)	1,200	26,783
Japan Aviation Electronics Industry Ltd.(a)	21,044	356,166
Jenoptik AG	2,585	62,152
Kaga Electronics Co. Ltd.(a)	8,500	205,107
Keyence Corp.	3,000	1,176,880
Kyocera Corp.	5,800	319,749
Lagercrantz Group AB, Class B	2,640	28,614
Landis+Gyr Group AG*(a)	1,102	72,375
LEM Holding SA (Registered)	27	53,580
Macnica Holdings, Inc.(a)	16,900	341,288
Maruwa Co. Ltd.	600	76,274
Meiko Electronics Co. Ltd.	8,400	199,551
Murata Manufacturing Co. Ltd.	9,200	533,276
Mycronic AB	924	13,504
NCAB Group AB	5,280	32,109
Nichicon Corp.(a)	3,200	30,456
Nippon Electric Glass Co. Ltd.	2,200	43,457
Nissha Co. Ltd.(a)	16,800	195,843
Nohmi Bosai Ltd.(a)	10,900	150,308
Novonix Ltd.*(a)	6,864	13,555
Oki Electric Industry Co. Ltd.(a)	33,600	192,575
Omron Corp.	2,500	138,328
Oxford Instruments plc	3,036	84,419
Renishaw plc	880	46,454
Riken Keiki Co. Ltd.	1,200	37,082
Sensirion Holding AG*(b)	528	60,983
Sesa SpA	294	41,339
Shimadzu Corp.	5,000	176,394
Softwareone Holding AG*	3,256	43,999
Spectris plc	2,112	79,904
Taiyo Yuden Co. Ltd.(a)	2,500	87,729
TDK Corp.	8,400	261,459
Topcon Corp.	6,400	89,356
Vaisala OYJ, Class A	836	38,444
Venture Corp. Ltd.	4,500	57,206
VSTECS Holdings Ltd.	340,000	259,876

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Yokogawa Electric Corp.	4,900	86,048

		8,719,099

Energy Equipment & Services - 0.3%
Aker Solutions ASA(a)(b)	7,560	23,366
Borr Drilling Ltd.*	8,106	29,364
BW Offshore Ltd.	42,198	117,940
Drilling Co. of 1972 A/S (The)*	843	39,900
John Wood Group plc*	240,072	458,519
Lapidoth Capital Ltd.	2,352	40,685
Pason Systems, Inc.	2,898	34,785
Petrofac Ltd.*	20,076	28,144
Precision Drilling Corp.*	462	31,469
Saipem SpA*(a)	65,310	53,941
SBM Offshore NV	7,812	108,411
Secure Energy Services, Inc.	16,104	80,687
Subsea 7 SA	26	233
Technip Energies NV	29,442	346,137
Tenaris SA	7,656	106,207
TGS ASA	3,948	58,439
Vallourec SA*	9,020	82,831
Worley Ltd.(a)	7,728	77,168

		1,718,226

Entertainment - 0.6%
Bollore SE	12,858	64,504
Capcom Co. Ltd.	3,400	93,872
CD Projekt SA	1,193	23,364
CTS Eventim AG & Co. KGaA*	704	38,476
Daiichikosho Co. Ltd.	1,100	30,946
DeNA Co. Ltd.	1,100	16,148
Embracer Group AB*(a)	6,644	50,180
EVENT Hospitality and Entertainment Ltd.*	2,282	22,548
Kahoot! ASA*(a)	34,776	82,520
Kinepolis Group NV*	1,030	50,412
Koei Tecmo Holdings Co. Ltd.(a)	1,246	43,165
Konami Group Corp.	1,000	58,661
Modern Times Group MTG AB, Class B*	7,040	72,367
Nexon Co. Ltd.	8,400	189,495
Nintendo Co. Ltd.	1,900	848,851
Paradox Interactive AB	952	16,757
Shochiku Co. Ltd.*	800	76,438
Square Enix Holdings Co. Ltd.	1,800	82,963
Stillfront Group AB*(a)	135,450	351,009
Team17 Group plc*	5,676	30,391
Toei Animation Co. Ltd.	200	16,416
Toho Co. Ltd.(a)	1,200	47,318
Ubisoft Entertainment SA*	1,425	60,314
Universal Music Group NV	19,866	446,754

		2,813,869

Equity Real Estate Investment Trusts (REITs) - 2.5%
Activia Properties, Inc.	15	46,857
Advance Logistics Investment Corp.	44	50,535
Advance Residence Investment Corp.(a)	18	49,428
Aedifica SA	704	72,788
AEON REIT Investment Corp.(a)	29	33,871
Allied Properties REIT(a)	1,540	41,067

Investments	Shares	Value ($)
Altarea SCA	88	12,993
Arena REIT	14,450	48,500
ARGAN SA	991	100,643
Argosy Property Ltd.	68,432	55,998
Artis REIT(a)	21,798	198,357
Ascendas REIT	65,635	140,962
Ascott Residence Trust	30,164	25,520
Assura plc	57,957	48,453
Befimmo SA	1,091	52,730
Big Yellow Group plc(a)	4,224	73,248
Boardwalk REIT(a)	7,602	289,758
British Land Co. plc (The)	10,868	65,068
BWP Trust(a)	12,444	37,165
Canadian Apartment Properties REIT(a)	1,012	38,313
Capital & Counties Properties plc	43,340	78,425
CapitaLand China Trust	73,814	62,984
CapitaLand Integrated Commercial Trust	77,546	122,243
Carmila SA(a)	12,768	201,272
CDL Hospitality Trusts	38,294	36,552
Centuria Capital Group	23,730	34,442
Centuria Industrial REIT	20,824	45,918
Champion REIT	108,000	47,603
Charter Hall Group	8,140	72,364
Charter Hall Long Wale REIT(a)	7,926	25,165
Charter Hall Retail REIT	6,292	18,352
Charter Hall Social Infrastructure REIT(a)	16,370	43,179
Choice Properties REIT(a)	3,957	44,068
Cofinimmo SA	526	58,890
Comforia Residential REIT, Inc.(a)	19	47,838
Covivio	660	41,489
CRE Logistics REIT, Inc.	44	67,062
Crombie REIT(a)	3,256	42,156
Cromwell European REIT(b)	23,174	47,258
Cromwell Property Group(a)	408,156	239,241
CT REIT(a)	3,432	45,533
Daiwa House REIT Investment Corp.	42	100,718
Daiwa Securities Living Investments Corp.	26	24,473
Derwent London plc	1,508	52,630
Dexus	14,476	96,165
Dexus Industria REIT	18,568	39,000
Dream Office REIT(a)	1,452	23,151
Eurocommercial Properties NV	12,012	270,192
Far East Hospitality Trust	53,976	24,980
First Capital REIT	1,819	22,146
Fortune REIT	92,000	78,523
Frasers Centrepoint Trust	33,249	56,020
Frasers Hospitality Trust	39,200	19,701
Frasers Logistics & Commercial Trust(b)	43,839	45,649
Frontier Real Estate Investment Corp.	12	48,754
Fukuoka REIT Corp.(a)	26	33,616
Gecina SA	704	71,783
Global One Real Estate Investment Corp.	48	39,470
GLP J-REIT	74	96,950

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Goodman Group	26,334	380,380
Goodman Property Trust	19,085	26,089
GPT Group (The)	29,568	93,878
Granite REIT(a)	484	30,513
Great Portland Estates plc	14,238	107,336
Growthpoint Properties Australia Ltd.	4,004	10,505
H&R REIT(a)	5,632	59,293
Hamborner REIT AG	6,058	53,123
Hammerson plc	171,380	52,117
Hankyu Hanshin REIT, Inc.	26	29,862
Heiwa Real Estate REIT, Inc.	43	47,939
Home Consortium Ltd.	9,954	37,161
Hoshino Resorts REIT, Inc.(a)	16	78,055
Hulic Reit, Inc.	65	81,074
ICADE	836	41,650
Ichigo Office REIT Investment Corp.	128	81,981
Industrial & Infrastructure Fund Investment Corp.(a)	44	60,938
Ingenia Communities Group	28,760	93,119
Inmobiliaria Colonial Socimi SA	7,185	47,364
InterRent REIT	6,380	66,720
Invincible Investment Corp.	121	37,889
Japan Excellent, Inc.	42	39,784
Japan Hotel REIT Investment Corp.	77	39,753
Japan Logistics Fund, Inc.(a)	19	45,492
Japan Metropolitan Fund Invest	147	119,228
Japan Prime Realty Investment Corp.	13	39,540
Japan Real Estate Investment Corp.	24	115,466
Kenedix Office Investment Corp.	9	48,148
Kenedix Residential Next Investment Corp.(a)	42	70,299
Kenedix Retail REIT Corp.	31	66,198
Keppel DC REIT	21,100	31,584
Keppel Pacific Oak US REIT(b)	247,800	173,460
Keppel REIT	27,933	22,421
Killam Apartment REIT(a)	16,464	231,153
Kiwi Property Group Ltd.	57,540	36,802
Klepierre SA*	3,960	87,419
Land Securities Group plc	12,222	108,751
LaSalle Logiport REIT	44	57,811
Lendlease Global Commercial REIT	621,600	375,324
Link REIT	32,623	273,039
LondonMetric Property plc	19,734	60,132
LXI REIT plc(a)(b)	61,293	110,688
Manulife US REIT(b)	114,400	66,352
Mapletree Commercial Trust	34,368	47,219
Mapletree Industrial Trust	35,086	68,756
Mapletree Logistics Trust	45,115	57,417
Mapletree North Asia Commercial Trust‡(b)(d)	49,500	44,110
Menivim- The New REIT Ltd.	163,842	90,340
Mercialys SA	19,026	167,809
Merlin Properties Socimi SA	2,992	31,942
Mirai Corp.	88	33,317
Mirvac Group	63,924	95,903
Mitsubishi Estate Logistics REIT Investment Corp.	15	53,591
Mitsui Fudosan Logistics Park, Inc.(a)	9	35,219
Montea NV	405	40,842

Investments	Shares	Value ($)
Mori Hills REIT Investment Corp.(a)	16	18,316
Mori Trust Sogo Reit, Inc.	42	46,258
National Storage REIT	8,949	15,424
Nextensa SA	1,012	64,802
Nippon Accommodations Fund, Inc.	8	41,661
Nippon Building Fund, Inc.	24	126,779
Nippon Prologis REIT, Inc.	41	106,143
NIPPON REIT Investment Corp.	11	30,864
Nomura Real Estate Master Fund, Inc.	95	118,492
NorthWest Healthcare Properties REIT(a)	4,268	43,801
NTT UD REIT Investment Corp.	65	74,168
One REIT, Inc.	14	28,995
Orix JREIT, Inc.	49	70,063
OUE Commercial REIT	2,977	829
Parkway Life REIT	12,500	43,297
Precinct Properties New Zealand Ltd.	22,735	20,243
Primary Health Properties plc	28,776	51,686
Prime US REIT(b)	176,400	123,480
Property for Industry Ltd.(a)	26,697	43,023
Reit 1 Ltd.	55,356	316,589
RioCan REIT(a)	2,596	41,634
Rural Funds Group	20,724	39,768
Safestore Holdings plc	4,488	62,260
Samty Residential Investment Corp.(a)	44	41,811
Sasseur REIT(b)	149,600	85,461
Scentre Group	68,754	139,132
Segro plc	18,228	242,889
Sekisui House Reit, Inc.	55	34,321
Sella Capital Real Estate Ltd.	74,910	218,539
Shaftesbury plc(a)	8,712	53,220
Shopping Centres Australasia Property Group	32,912	67,979
SOSiLA Logistics REIT, Inc.(a)	212	243,963
Star Asia Investment Corp.	66	29,383
Starhill Global REIT	146,296	62,945
Stockland	55,272	148,490
Stride Property Group(a)	32,208	35,949
Summit Industrial Income REIT(a)	3,212	46,700
Sunlight REIT	55,000	26,274
Suntec REIT	43,500	50,644
Target Healthcare REIT plc	40,084	56,095
Tokyu REIT, Inc.(a)	63	91,731
Tritax Big Box REIT plc	33,836	81,197
UK Commercial Property REIT Ltd.	63,932	59,749
Unibail-Rodamco-Westfield*(a)	3,024	170,174
Unibail-Rodamco-Westfield, CHDI*	5	14
UNITE Group plc (The)	6,093	86,380
United Urban Investment Corp.	40	43,397
Urban Logistics REIT plc	16,506	35,653
Vicinity Centres(a)	65,692	94,889
Vital Healthcare Property Trust	28,495	50,655
Warehouse Reit plc(b)	20,284	37,272
Warehouses De Pauw CVA	2,992	101,164
Waypoint REIT Ltd.	43,262	79,093
Workspace Group plc	8,954	64,015
Xior Student Housing NV(b)	925	40,321

		12,698,578

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Food & Staples Retailing - 1.7%
Aeon Co. Ltd.	14,113	282,894
Ain Holdings, Inc.(a)	800	45,851
Alimentation Couche-Tard, Inc.	12,726	568,193
Arcs Co. Ltd.(a)	19,618	311,040
Axfood AB	1,496	47,308
Axial Retailing, Inc.(a)	8,400	214,321
Belc Co. Ltd.	5,000	205,761
Carrefour SA(a)	12,852	218,059
Casino Guichard Perrachon SA*(a)	10,920	128,270
Coles Group Ltd.	18,900	247,283
Cosmos Pharmaceutical Corp.	200	21,414
Create SD Holdings Co. Ltd.	500	11,504
DFI Retail Group Holdings Ltd.	7,600	21,280
Dino Polska SA*(b)	1,012	78,898
Empire Co. Ltd., Class A	3,212	97,411
Endeavour Group Ltd.(a)	24,192	133,699
Etablissements Franz Colruyt NV	1,044	28,774
George Weston Ltd.	1,176	140,274
GrainCorp Ltd., Class A(a)	72,198	429,236
Heiwado Co. Ltd.(a)	13,800	206,509
HelloFresh SE*	1,980	54,208
Inageya Co. Ltd.(a)	11,198	106,576
J Sainsbury plc	32,120	86,382
Jeronimo Martins SGPS SA	5,280	121,780
Kato Sangyo Co. Ltd.	11,500	283,090
Kesko OYJ, Class A	2,248	50,772
Kesko OYJ, Class B	4,830	118,789
Kobe Bussan Co. Ltd.(a)	1,900	53,808
Koninklijke Ahold Delhaize NV	23,520	644,761
Kusuri no Aoki Holdings Co. Ltd.	600	24,826
Lawson, Inc.	800	28,223
Life Corp.(a)	8,400	161,778
Loblaw Cos. Ltd.	2,520	229,255
Marks & Spencer Group plc*	48,796	83,993
MARR SpA	1,155	15,899
MatsukiyoCocokara & Co.	2,400	90,146
Maxvalu Tokai Co. Ltd.	500	10,138
Metcash Ltd.(a)	17,514	50,596
Metro, Inc.	3,696	204,537
Mitsubishi Shokuhin Co. Ltd.	1,400	36,191
North West Co., Inc. (The)(a)	1,428	38,426
Ocado Group plc*(a)	9,870	100,819
Oisix ra daichi, Inc.*	2,000	26,637
Seven & i Holdings Co. Ltd.	12,900	524,011
Sheng Siong Group Ltd.	17,900	20,710
Shop Apotheke Europe NV*(a)(b)	748	72,197
Shufersal Ltd.	3,578	23,087
Sligro Food Group NV*	2,552	50,482
Sonae SGPS SA	341,796	386,849
Sugi Holdings Co. Ltd.	800	35,915
Sundrug Co. Ltd.	1,600	37,351
Tesco plc	170,476	544,770
Tsuruha Holdings, Inc.	900	51,044
United Super Markets Holdings, Inc.	2,000	16,132
Valor Holdings Co. Ltd.	14,500	203,098
Welcia Holdings Co. Ltd.	2,300	51,128
Woolworths Group Ltd.	18,396	481,634

Investments	Shares		Value ($)
Zur Rose Group AG*(a)	260		18,536

			8,576,553

Food Products - 3.0%
a2 Milk Co. Ltd. (The)*(a)	12,579		39,359
AAK AB	2,860		49,709
Agrana Beteiligungs AG	6,028		99,573
Ajinomoto Co., Inc.	8,400		219,852
Ariake Japan Co. Ltd.	800		31,665
Aryzta AG*	62,524		71,098
Associated British Foods plc	7,518		152,966
Ausnutria Dairy Corp. Ltd.*(a)	98,000		78,900
Austevoll Seafood ASA	3,432		42,103
Bakkafrost P/F	1,281		88,978
Bakkavor Group plc(a)(b)	38,192		40,620
Barry Callebaut AG (Registered)	38		83,948
Bega Cheese Ltd.	22,616		54,919
Bell Food Group AG (Registered)	840		224,024
Bumitama Agri Ltd.	218,400		94,757
Calbee, Inc.	3,200		68,334
Chocoladefabriken Lindt & Spruengli AG	24		264,595
Chocoladefabriken Lindt & Spruengli AG (Registered)	3		345,233
Cloetta AB, Class B	16,456		32,766
Costa Group Holdings Ltd.(a)	16,050		28,783
Cranswick plc	2,058		83,646
Danone SA	10,458		573,803
DyDo Group Holdings, Inc.	500		19,005
Ebro Foods SA	1,618		26,826
Elders Ltd.	12,432		97,855
Emmi AG (Registered)	41		40,681
First Pacific Co. Ltd.	840,000		334,934
First Resources Ltd.	5,100		5,089
Fuji Oil Holdings, Inc.(a)	18,000		305,455
Glanbia plc	2,024		23,733
Golden Agri-Resources Ltd.	213,400		40,122
Greencore Group plc*(a)	151,704		185,716
Grieg Seafood ASA	3,299		50,334
Hilton Food Group plc	3,916		52,610
House Foods Group, Inc.	2,400		51,322
Inghams Group Ltd.(a)	107,814		221,936
Itoham Yonekyu Holdings, Inc.	56,700		282,545
Japfa Ltd.	201,820		85,375
JDE Peet’s NV(a)	1,804		52,130
Kagome Co. Ltd.	900		21,178
Kameda Seika Co. Ltd.	900		31,818
Kernel Holding SA	13,728		76,976
Kerry Group plc, Class A(a)	2,478		260,881
Kewpie Corp.	2,100		36,296
Kikkoman Corp.	3,500		206,098
KWS Saat SE & Co. KGaA	704		42,855
Leroy Seafood Group ASA	5,456		42,610
Maple Leaf Foods, Inc.	301		6,382
Maruha Nichiro Corp.(a)	16,800		311,488
Megmilk Snow Brand Co. Ltd.(a)	18,800		260,373
Mehadrin Ltd.*	—	(e)	16
MEIJI Holdings Co. Ltd.	2,800		145,604
Morinaga & Co. Ltd.	1,100		34,403

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Morinaga Milk Industry Co. Ltd.(a)	1,200	43,996
Mowi ASA	5,838	134,182
Nestle SA (Registered)	42,210	5,160,576
Neto Malinda Trading Ltd.*	1,596	59,635
NH Foods Ltd.	3,200	96,371
Nichirei Corp.	1,600	28,409
Nippn Corp.	26,700	320,440
Nippon Suisan Kaisha Ltd.	97,200	434,909
Nisshin Oillio Group Ltd. (The)	9,500	230,303
Nisshin Seifun Group, Inc.(a)	2,690	32,928
Nissin Foods Holdings Co. Ltd.	1,500	108,193
Norway Royal Salmon ASA*(a)	132	3,393
Orkla ASA	13,172	113,442
Premier Foods plc	211,386	299,422
Premium Brands Holdings Corp.(a)	660	52,997
Prima Meat Packers Ltd.	8,400	142,294
Riken Vitamin Co. Ltd.	10,200	131,803
S Foods, Inc.	7,200	164,310
Sakata Seed Corp.	2,800	101,190
Salmar ASA	748	53,348
Saputo, Inc.	4,455	109,971
Savencia SA	1,716	100,784
Schouw & Co. A/S(a)	420	31,118
Societe LDC SA	1,656	164,802
Strauss Group Ltd.	952	25,003
Suedzucker AG	1,979	27,786
Synlait Milk Ltd.*	1,760	3,532
Tate & Lyle plc	9,428	92,105
Toyo Suisan Kaisha Ltd.	1,800	76,094
UIE plc(a)	462	132,870
United Malt Grp Ltd.(a)	25,168	64,453
Vilmorin & Cie SA	1,612	66,487
Viscofan SA	1,554	90,160
Vitasoy International Holdings Ltd.(a)	72,000	108,414
WH Group Ltd.(b)	154,000	116,531
Wilmar International Ltd.	71,400	207,555
Yakult Honsha Co. Ltd.	2,500	151,515
Yamazaki Baking Co. Ltd.	2,900	34,891

		15,438,489

Gas Utilities - 0.5%
AltaGas Ltd.(a)	6,491	144,526
APA Group	16,324	132,704
Brookfield Infrastructure Corp., Class A(a)	1,055	48,273
Enagas SA(a)	2,268	44,586
Hong Kong & China Gas Co. Ltd.(a)	152,907	161,285
Italgas SpA	6,908	39,304
Keppel Infrastructure Trust	55,647	23,540
Naturgy Energy Group SA(a)	4,998	145,854
Nippon Gas Co. Ltd.	6,000	89,383
Osaka Gas Co. Ltd.	9,700	173,533
Rubis SCA	31,164	755,960
Saibu Gas Holdings Co. Ltd.	1,400	19,327
Shizuoka Gas Co. Ltd.	21,000	148,013
Snam SpA	30,156	150,606
Superior Plus Corp.(a)	10,208	92,174
Toho Gas Co. Ltd.	2,000	47,811

Investments	Shares	Value ($)
Tokyo Gas Co. Ltd.	8,400	164,103

		2,380,982

Health Care Equipment & Supplies - 1.3%
Advanced Medical Solutions Group plc	10,648	36,281
Alcon, Inc.	7,980	623,720
Ambu A/S, Class B(a)	3,172	35,830
Ansell Ltd.(a)	2,200	40,129
Arjo AB, Class B	4,131	22,569
Asahi Intecc Co. Ltd.(a)	3,200	58,637
BioMerieux	825	88,832
Carl Zeiss Meditec AG	715	103,598
Cellavision AB	1,320	47,258
Cochlear Ltd.	846	126,468
Coloplast A/S, Class B	1,680	195,429
ConvaTec Group plc(b)	26,224	72,823
Demant A/S*	1,980	75,058
DiaSorin SpA(a)	293	40,512
Eckert & Ziegler Strahlen- und Medizintechnik AG	264	11,602
Eiken Chemical Co. Ltd.	1,600	23,512
El.En. SpA	2,684	40,011
Elekta AB, Class B	6,069	43,503
Fisher & Paykel Healthcare Corp. Ltd.	10,355	137,654
Fukuda Denshi Co. Ltd.	4,200	232,862
Getinge AB, Class B	2,980	66,731
GN Store Nord A/S(a)	2,064	71,374
Hogy Medical Co. Ltd.	1,200	31,425
Hoya Corp.	5,200	516,304
Japan Lifeline Co. Ltd.	24,000	177,598
Jeol Ltd.	1,100	49,300
Koninklijke Philips NV	14,641	300,888
Mani, Inc.	4,200	49,275
Medacta Group SA(b)	336	33,198
Medistim ASA	1,188	36,251
Menicon Co. Ltd.	1,900	47,482
Nagaileben Co. Ltd.	1,500	22,694
Nakanishi, Inc.	4,200	78,532
Nanosonics Ltd.*(a)	16,777	55,140
Nihon Kohden Corp.	2,300	51,111
Nipro Corp.	47,200	411,433
Olympus Corp.	21,000	442,783
Paramount Bed Holdings Co. Ltd.	1,600	29,462
PHC Holdings Corp.	8,400	102,258
PolyNovo Ltd.*(a)	32,604	37,312
Revenio Group OYJ	924	47,249
Sartorius AG (Preference)	420	186,504
Siemens Healthineers AG(b)	4,830	246,344
Smith & Nephew plc	14,742	187,917
Sonova Holding AG (Registered)	804	287,867
STRATEC SE	308	28,233
Straumann Holding AG (Registered)	1,870	250,930
Surgical Science Sweden AB*(a)	1,584	24,455
Sysmex Corp.	2,700	188,000
Terumo Corp.	12,400	420,385
Xvivo Perfusion AB*	1,892	42,590
Ypsomed Holding AG (Registered)	81	11,465

		6,588,778

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Health Care Providers & Services - 0.6%
Alfresa Holdings Corp.	5,500	72,922
Amplifon SpA	2,112	69,364
Arvida Group Ltd.(a)	34,325	32,285
As One Corp.	800	37,651
BML, Inc.(a)	1,900	55,799
CareTech Holdings plc	9,492	86,516
Chartwell Retirement Residences(a)	5,472	48,598
China Evergrande New Energy Vehicle Group Ltd.*(d)	40,000	2,089
CVS Group plc	4,356	91,121
dentalcorp Holdings Ltd.*(a)	3,652	31,095
EBOS Group Ltd.	2,014	49,770
Fagron	2,504	38,043
Fresenius Medical Care AG & Co. KGaA	2,394	88,268
Fresenius SE & Co. KGaA	9,282	236,137
Galenica AG(b)	792	62,577
H.U. Group Holdings, Inc.	21,000	500,449
Healius Ltd.	14,608	39,449
Ilex Medical Ltd.	1,008	34,116
Integral Diagnostics Ltd.(a)	13,068	28,177
Korian SA	2,730	40,168
Mediclinic International plc*(a)	11,132	65,701
Medicover AB, Class B	1,320	19,784
Medipal Holdings Corp.	5,100	76,510
Mediterranean Towers Ltd.	15,498	47,727
NMC Health plc*(d)	2,074	2
Oceania Healthcare Ltd.	49,437	29,139
Orpea SA*(a)	17,010	421,118
Raffles Medical Group Ltd.	4,124	3,429
Ramsay Health Care Ltd.	3,024	148,132
Ryman Healthcare Ltd.	8,272	48,135
Ship Healthcare Holdings, Inc.	6,000	113,850
Solasto Corp.	4,400	28,016
Sonic Healthcare Ltd.	7,644	182,796
Spire Healthcare Group plc*(b)	14,036	40,566
Summerset Group Holdings Ltd.	6,644	44,577
Suzuken Co. Ltd.	1,880	51,624
Toho Holdings Co. Ltd.(a)	4,200	63,919
Uniphar plc	9,064	29,898

		3,059,517

Health Care Technology - 0.1%
CompuGroup Medical SE & Co. KGaA	624	26,876
Craneware plc	1,936	44,291
EMIS Group plc	2,728	60,751
M3, Inc.	6,600	227,901
Pro Medicus Ltd.(a)	1,100	38,026
Sectra AB, Class B*	2,948	53,754

		451,599

Hotels, Restaurants & Leisure - 1.2%
888 Holdings plc	102,606	183,671
Accor SA*	2,133	54,982
AmRest Holdings SE*	11,802	47,596
Arcland Service Holdings Co. Ltd.	1,400	22,260
Aristocrat Leisure Ltd.	10,626	261,743
Atom Corp.	5,800	35,455

Investments	Shares	Value ($)
Autogrill SpA*	902	5,846
Basic-Fit NV*(a)(b)	2,058	82,846
Betsson AB, Class B*	43,932	302,284
Cafe de Coral Holdings Ltd.	38,000	57,993
Carnival plc*	4,488	35,783
Collins Foods Ltd.	6,204	44,850
Colowide Co. Ltd.	3,500	50,988
Compass Group plc	25,284	589,055
Corporate Travel Management Ltd.*(a)	3,366	44,204
Create Restaurants Holdings, Inc.(a)	4,400	33,284
Dalata Hotel Group plc*	18,392	67,419
Domino’s Pizza Enterprises Ltd.(a)	1,398	70,667
Domino’s Pizza Group plc	24,948	86,706
Entain plc*	9,786	143,201
Evolution AB(a)(b)	2,898	278,113
Flight Centre Travel Group Ltd.*(a)	4,576	54,986
Flutter Entertainment plc*(a)	2,389	238,785
Food & Life Cos. Ltd.	2,000	38,593
Fuji Kyuko Co. Ltd.	1,000	30,415
Galaxy Entertainment Group Ltd.	36,000	214,168
Genting Singapore Ltd.	104,400	60,772
Greggs plc	2,464	61,168
Heiwa Corp.	2,450	38,038
HIS Co. Ltd.*(a)	4,400	66,008
Hongkong & Shanghai Hotels Ltd. (The)*(a)	66,000	57,677
Ichibanya Co. Ltd.	1,000	35,503
Imperial Hotel Ltd.	2,700	36,808
InterContinental Hotels Group plc	2,478	146,160
J D Wetherspoon plc*	3,795	25,700
Jumbo Interactive Ltd.	3,476	34,928
Kindred Group plc, SDR(a)	7,392	64,675
KOMEDA Holdings Co. Ltd.	1,200	20,453
Kura Sushi, Inc.	1,400	33,730
Kyoritsu Maintenance Co. Ltd.(a)	1,600	61,055
La Francaise des Jeux SAEM(b)	1,364	48,470
Mandarin Oriental International Ltd.*	8,000	15,880
McDonald’s Holdings Co. Japan Ltd.	1,100	41,152
Melco International Development Ltd.*	21,000	14,259
Melia Hotels International SA*	9,988	62,531
MGM China Holdings Ltd.*(a)	32,400	17,377
Mitchells & Butlers plc*	22,924	48,344
MOS Food Services, Inc.	2,100	53,737
MTY Food Group, Inc.	1,452	65,441
Ohsho Food Service Corp.	704	36,714
Oriental Land Co. Ltd.	3,300	497,531
Playtech plc*	13,608	81,308
Plenus Co. Ltd.	1,000	14,890
Resorttrust, Inc.	4,200	68,476
Restaurant Brands International, Inc.	4,578	245,272
Restaurant Brands New Zealand Ltd.(a)	1,154	6,961
Round One Corp.(a)	5,100	56,858
Royal Holdings Co. Ltd.*	1,600	25,763
Saizeriya Co. Ltd.	1,800	36,337
Sands China Ltd.*	40,400	94,697
Scandic Hotels Group AB*(b)	9,870	40,099
Shangri-La Asia Ltd.*	32,000	26,130

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SJM Holdings Ltd.*(a)	76,000	30,981
SkiStar AB	2,828	43,688
Skylark Holdings Co. Ltd.(a)	3,700	43,907
Sodexo SA	1,428	115,378
SSP Group plc*	20,152	62,362
Star Entertainment Grp Ltd. (The)*	11,421	24,467
Tabcorp Holdings Ltd.	42,592	29,424
Tokyotokeiba Co. Ltd.	1,200	36,902
Toridoll Holdings Corp.	1,100	21,185
Trainline plc*(b)	34,012	163,984
TUI AG*	28,116	45,249
Webjet Ltd.*(a)	12,894	46,337
Whitbread plc	2,508	79,291
Wynn Macau Ltd.*	12,800	8,414
Yoshinoya Holdings Co. Ltd.(a)	4,900	94,480
Zensho Holdings Co. Ltd.	1,800	47,340

		6,310,184

Household Durables - 1.2%
Ariston Holding NV	3,402	28,098
Azorim-Investment Development & Construction Co. Ltd.	4,285	15,961
Barratt Developments plc	23,226	141,601
Bellway plc	2,640	78,581
Berkeley Group Holdings plc*	2,069	106,683
Bonava AB, Class B	30,920	115,004
Breville Group Ltd.(a)	2,420	35,412
Cairn Homes plc	38,456	42,913
Casio Computer Co. Ltd.(a)	3,600	34,855
Countryside Partnerships plc*(c)	23,352	82,466
Crest Nicholson Holdings plc	90,804	304,536
Danya Cebus Ltd.	1,638	41,680
De’ Longhi SpA	1,012	19,090
Dom Development SA	2,244	40,942
Electra Consumer Products 1970 Ltd.	1,386	63,373
Electrolux AB, Class B(a)	6,909	98,859
Fiskars OYJ Abp	574	11,284
Focusrite plc(a)	2,156	28,926
Forbo Holding AG (Registered)	84	112,541
Fujitsu General Ltd.	2,100	44,357
Glenveagh Properties plc*(b)	34,100	37,691
Haseko Corp.	3,500	42,319
Iida Group Holdings Co. Ltd.(a)	5,400	87,838
JM AB	1,842	33,913
JS Global Lifestyle Co. Ltd.(a)(b)	22,000	26,428
Ki-Star Real Estate Co. Ltd.(a)	3,300	119,753
Man Wah Holdings Ltd.	19,200	15,042
Nagawa Co. Ltd.	500	30,677
Neinor Homes SA(a)(b)	15,540	166,693
Nikon Corp.	5,800	66,050
Nobia AB(a)	50,946	147,014
Open House Group Co. Ltd.(a)	1,800	77,980
Panasonic Holdings Corp.(a)	50,400	412,552
Persimmon plc	7,098	162,732
Pressance Corp.(a)	8,400	98,361
Redrow plc	10,340	72,602
Rinnai Corp.	600	45,253
Sangetsu Corp.	2,256	27,025
SEB SA	616	51,536

Investments	Shares	Value ($)
Sekisui Chemical Co. Ltd.	10,700	149,232
Sekisui House Ltd.(a)	12,100	213,300
Sharp Corp.(a)	6,200	49,452
Sony Group Corp.	18,700	1,636,337
Sumitomo Forestry Co. Ltd.	3,300	50,790
Tama Home Co. Ltd.	4,400	81,383
Taylor Wimpey plc	83,538	129,207
Token Corp.(a)	2,600	172,361
Victoria plc*(a)	5,192	23,504
Videndum plc	2,376	37,356
Vistry Group plc	7,172	80,425
YIT OYJ(a)	65,301	220,926
Zojirushi Corp.	1,300	14,318

		6,027,212

Household Products - 0.4%
Earth Corp.	600	23,928
Essity AB, Class A	616	15,649
Essity AB, Class B	9,156	231,703
Henkel AG & Co. KGaA	1,690	105,891
Henkel AG & Co. KGaA (Preference)	2,940	186,701
Lion Corp.	6,800	77,947
Pigeon Corp.	2,400	34,747
Reckitt Benckiser Group plc	11,508	930,712
Sano-Brunos Enterprises Ltd.	308	27,019
Unicharm Corp.	5,700	205,908

		1,840,205

Independent Power and Renewable Electricity Producers - 0.4%
Albioma SA	1,496	76,056
Boralex, Inc., Class A	2,081	75,454
Brookfield Renewable Corp.(a)	2,068	80,858
Capital Power Corp.	2,596	99,962
ContourGlobal plc(b)	17,776	55,593
Corp. ACCIONA Energias Renovables SA	1,276	55,608
Doral Group Renewable Energy Resources Ltd.*	2,244	7,694
Drax Group plc	13,020	124,297
EDP Renovaveis SA	4,998	128,934
Electric Power Development Co. Ltd.	3,100	52,003
Encavis AG	3,528	76,695
Enlight Renewable Energy Ltd.*	14,280	31,864
eRex Co. Ltd.	2,700	48,525
ERG SpA	704	22,856
Greenvolt-Energias Renovaveis SA*(a)	4,875	43,842
Innergex Renewable Energy, Inc.	559	8,394
Meridian Energy Ltd.	28,875	89,987
Neoen SA(a)(b)	1,147	50,138
Northland Power, Inc.(a)	3,652	119,648
Orron Energy ab(a)	3,982	4,882
RENOVA, Inc.*(a)	4,200	78,783
RWE AG	10,332	423,297
Scatec ASA(a)(b)	988	11,712
Solaria Energia y Medio Ambiente SA*	4,928	112,908
TransAlta Corp.	3,906	44,689
Uniper SE	2,028	13,451

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Voltalia SA (Registered)*	2,112	44,578

		1,982,708

Industrial Conglomerates - 1.0%
Aker ASA, Class A	264	20,399
Bonheur ASA	336	13,398
Brookfield Business Corp., Class A(a)	7,980	182,163
CK Hutchison Holdings Ltd.	62,356	413,461
DCC plc	2,184	142,188
Hitachi Ltd.	20,200	1,013,250
Investment AB Latour, Class B	2,024	49,969
Italmobiliare SpA	245	6,795
Jardine Cycle & Carriage Ltd.	3,600	72,890
Jardine Matheson Holdings Ltd.	5,900	311,461
Keihan Holdings Co. Ltd.	2,500	61,916
Keppel Corp. Ltd.	29,400	146,267
Lifco AB, Class B	4,576	88,197
Melrose Industries plc(a)	69,892	136,550
Nisshinbo Holdings, Inc.	53,800	425,489
Nolato AB, Class B	3,080	18,428
Noritsu Koki Co. Ltd.	5,000	88,814
NWS Holdings Ltd.	44,000	43,608
Siemens AG (Registered)	11,802	1,306,161
Smiths Group plc	5,500	103,239
Storskogen Group AB, Class B	7,392	9,788
TOKAI Holdings Corp.(a)	44,795	297,293
Toshiba Corp.	5,800	233,779

		5,185,503

Insurance - 3.8%
Admiral Group plc	4,494	104,891
Aegon NV(a)	25,350	110,733
Ageas SA/NV	4,452	193,155
AIA Group Ltd.	183,400	1,845,705
Allianz SE (Registered)	8,652	1,564,319
Alm Brand A/S	57,708	86,382
ASR Nederland NV	3,456	143,423
Assicurazioni Generali SpA	25,704	382,259
AUB Group Ltd.(a)	5,876	79,381
Aviva plc	62,117	299,337
AXA SA	41,286	945,084
Baloise Holding AG (Registered)	1,008	160,133
Beazley plc	13,904	91,705
Clal Insurance Enterprises Holdings Ltd.*	2,684	51,655
Coface SA	31,164	324,437
Conduit Holdings Ltd.	49,056	208,937
Dai-ichi Life Holdings, Inc.	21,100	363,586
Direct Line Insurance Group plc	22,704	56,915
Fairfax Financial Holdings Ltd.	546	293,933
Gjensidige Forsikring ASA	2,860	59,582
Great Eastern Holdings Ltd.	2,400	33,738
Great-West Lifeco, Inc.	6,056	147,081
Grupo Catalana Occidente SA	704	20,853
Hannover Rueck SE	1,176	165,837
Harel Insurance Investments & Financial Services Ltd.	3,957	39,876
Helvetia Holding AG (Registered)	880	100,344
Hiscox Ltd.	5,060	54,962
iA Financial Corp., Inc.	2,898	159,358

Investments	Shares	Value ($)
IDI Insurance Co. Ltd.	3,036	78,651
Insurance Australia Group Ltd.(a)	41,748	130,219
Intact Financial Corp.	2,688	399,838
Japan Post Holdings Co. Ltd.	23,900	171,011
Japan Post Insurance Co. Ltd.	4,400	70,650
Just Group plc	311,850	270,197
Lancashire Holdings Ltd.	80,892	438,244
Legal & General Group plc	131,124	416,464
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	40,084	44,264
Manulife Financial Corp.	41,832	765,241
Mapfre SA	22,440	36,038
Medibank Pvt Ltd.	50,091	119,191
Menora Mivtachim Holdings Ltd.*	1,761	34,914
Migdal Insurance & Financial Holdings Ltd.	26,952	41,500
MS&AD Insurance Group Holdings, Inc.	9,800	316,548
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	3,024	681,745
nib holdings Ltd.	11,260	56,886
NN Group NV	7,182	334,520
Phoenix Group Holdings plc	15,414	120,759
Phoenix Holdings Ltd. (The)	5,085	53,347
Poste Italiane SpA(b)	11,703	97,492
Power Corp. of Canada	12,357	335,602
Powszechny Zaklad Ubezpieczen SA	9,856	64,363
Protector Forsikring ASA	4,092	48,253
Prudential plc	41,622	509,537
PSC Insurance Group Ltd.	14,212	43,635
QBE Insurance Group Ltd.(a)	31,752	255,465
Sampo OYJ, Class A	6,594	283,331
SCOR SE	3,124	54,613
Sompo Holdings, Inc.	6,800	301,205
Steadfast Group Ltd.	17,908	66,480
Storebrand ASA	12,558	104,725
Sun Life Financial, Inc.	12,852	596,387
Suncorp Group Ltd.	24,696	192,836
Swiss Life Holding AG (Registered)	672	354,769
Swiss Re AG	6,426	481,073
T&D Holdings, Inc.	12,600	141,226
Talanx AG	968	35,118
Tokio Marine Holdings, Inc.	14,100	819,098
Topdanmark A/S	880	42,784
Trisura Group Ltd.*	2,200	61,346
Tryg A/S	5,124	116,313
Unipol Gruppo SpA	6,080	25,325
UnipolSai Assicurazioni SpA(a)	11,528	25,954
Wuestenrot & Wuerttembergische AG	7,392	126,475
Zurich Insurance Group AG	3,192	1,390,551

		19,241,784

Interactive Media & Services - 0.2%
Adevinta ASA*	6,732	50,625
Auto Trader Group plc(b)	15,204	116,487
Baltic Classifieds Group plc*	16,280	32,490
Better Collective A/S*(a)	2,464	38,814
carsales.com Ltd.(a)	6,387	92,034

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Kakaku.com, Inc.	1,600	31,018
Karnov Group AB*	5,418	34,755
Mixi, Inc.	4,200	73,347
Moneysupermarket.com Group plc	22,168	54,924
New Work SE	159	21,109
REA Group Ltd.(a)	1,056	92,154
Rightmove plc	13,244	103,082
Scout24 SE(b)	1,232	69,921
SEEK Ltd.(a)	5,397	86,393
Wirtualna Polska Holding SA(b)	1,936	41,293
Z Holdings Corp.	44,000	154,436

		1,092,882

Internet & Direct Marketing Retail - 0.4%
Allegro.eu SA*(b)	3,080	16,629
ASKUL Corp.(a)	1,000	13,116
ASOS plc*(a)	6,300	79,808
Auction Technology Group plc*	4,356	52,690
Belluna Co. Ltd.(a)	15,600	90,577
BHG Group AB*	7,216	24,475
boohoo Group plc*	15,511	12,662
Boozt AB*(b)	2,508	17,552
Delivery Hero SE*(b)	4,914	235,045
Demae-Can Co. Ltd.*(a)	8,800	41,942
Dustin Group AB(b)	3,680	24,942
Just Eat Takeaway.com NV*(a)(b)	1,936	35,286
Mercari, Inc.*	1,900	32,484
Prosus NV*(a)	13,104	849,925
Rakuten Group, Inc.(a)	15,800	77,434
Takkt AG	2,728	37,051
Temple & Webster Group Ltd.*(a)	7,304	26,962
THG plc*	50,904	42,408
Zalando SE*(b)(d)	938	26,158
Zalando SE*(b)	1,750	48,803
ZOZO, Inc.	2,800	59,981

		1,845,930

IT Services - 1.6%
Addnode Group AB	39,942	412,930
Adesso SE	220	37,911
Adyen NV*(b)	462	822,032
Alten SA	616	82,659
Amadeus IT Group SA*	6,174	356,819
Appen Ltd.(a)	2,420	9,794
Atea ASA*	2,420	29,488
Atos SE*	968	11,844
Bechtle AG	1,364	62,600
Bell System24 Holdings, Inc.	13,800	158,806
BIPROGY, Inc.	1,100	23,292
Bouvet ASA	5,764	38,218
CANCOM SE	1,981	67,223
Capgemini SE	2,436	460,385
CGI, Inc.*	3,318	284,322
Change, Inc.(a)	3,500	52,271
Computacenter plc	1,092	34,497
Computershare Ltd.	9,114	158,866
Comture Corp.	2,300	51,421
Converge Technology Solutions Corp.*	11,792	54,665
Data#3 Ltd.(a)	12,760	55,293

Investments	Shares	Value ($)
Digital Garage, Inc.	1,300	37,400
DTS Corp.	2,100	52,952
Econocom Group SA/NV	29,084	98,456
Edenred	4,158	212,409
FDM Group Holdings plc	3,850	43,196
Formula Systems 1985 Ltd.	389	39,817
Fujitsu Ltd.	2,600	360,187
Future Corp.	3,400	40,678
GFT Technologies SE	924	41,408
GMO internet, Inc.	1,200	23,336
GMO Payment Gateway, Inc.	1,000	82,155
Indra Sistemas SA	9,988	90,640
Infocom Corp.	1,600	25,475
Infomart Corp.	5,300	18,480
Itochu Techno-Solutions Corp.	2,400	63,749
Kainos Group plc	2,604	43,254
Keywords Studios plc	3,066	93,798
KNOW IT AB	1,144	33,573
Kontron AG(a)	3,168	46,839
Matrix IT Ltd.	924	23,122
Megaport Ltd.*(a)	3,960	26,776
NCC Group plc	23,672	64,094
NEC Corp.	3,300	120,864
NEC Networks & System Integration Corp.	2,400	32,844
NET One Systems Co. Ltd.	2,300	53,004
Network International Holdings plc*(b)	14,574	35,612
Nexi SpA*(b)	15,540	140,295
NEXTDC Ltd.*	10,736	88,251
Nomura Research Institute Ltd.	6,545	195,150
NS Solutions Corp.	800	23,374
NSD Co. Ltd.	4,200	78,281
NTT Data Corp.	10,000	149,794
Nuvei Corp.*(b)	836	29,203
Obic Co. Ltd.	1,300	205,821
One Software Technologies Ltd.	3,388	54,930
Otsuka Corp.	2,500	77,348
Pushpay Holdings Ltd.*(a)	37,926	30,678
Reply SpA	484	63,169
SCSK Corp.	2,700	47,111
SHIFT, Inc.*	300	46,420
Shopify, Inc., Class A*(a)	17,640	614,134
Softcat plc	2,288	38,841
Sopra Steria Group SACA	396	65,493
SUNeVision Holdings Ltd.	90,000	58,816
TechMatrix Corp.	3,300	45,481
TELUS International CDA, Inc.*	4,752	131,507
TietoEVRY OYJ	1,598	43,179
TIS, Inc.(a)	4,700	132,050
Transcosmos, Inc.	8,400	236,319
Tyro Payments Ltd.*(a)	8,888	5,117
Wise plc, Class A*	9,328	53,487
Worldline SA*(b)	4,452	195,198

		7,918,901

Leisure Products - 0.3%
Bandai Namco Holdings, Inc.	2,900	224,796
Beneteau SA	9,744	111,277

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
BRP, Inc.(a)	639	48,573
Games Workshop Group plc	684	64,466
Harvia OYJ(a)(b)	748	15,849
MIPS AB(b)	440	23,305
Sega Sammy Holdings, Inc.	2,600	44,335
Shimano, Inc.	1,100	183,292
Snow Peak, Inc.(a)	1,600	31,785
Spin Master Corp.*(b)	1,936	72,116
Technogym SpA(b)	4,905	34,284
Thule Group AB(b)	2,024	58,208
Tomy Co. Ltd.(a)	25,700	282,671
Universal Entertainment Corp.*	300	3,241
Yamaha Corp.	1,700	71,740
Yonex Co. Ltd.	5,600	49,778

		1,319,716

Life Sciences Tools & Services - 0.4%
AddLife AB, Class B	1,496	25,517
Bachem Holding AG (Registered), Class B(a)	440	29,498
Biotage AB	1,890	41,303
Chemometec A/S	572	67,878
Ergomed plc*	2,420	35,515
Eurofins Scientific SE	2,100	162,779
Evotec SE*	3,042	78,475
Gerresheimer AG	1,260	75,223
Lonza Group AG (Registered)	1,176	711,478
Oxford Nanopore Technologies plc*(a)	5,808	22,511
QIAGEN NV*	4,369	216,877
Sartorius Stedim Biotech	336	133,478
Siegfried Holding AG (Registered)*	88	64,864
Tecan Group AG (Registered)(a)	220	77,707
Wuxi Biologics Cayman, Inc.*(b)	42,000	398,871

		2,141,974

Machinery - 3.4%
Aalberts NV	1,454	61,823
Alfa Laval AB	5,040	149,295
Alstom SA(a)	4,634	109,385
Amada Co. Ltd.	7,200	57,481
ANDRITZ AG	2,081	96,631
Atlas Copco AB, Class A	52,248	604,828
Atlas Copco AB, Class B	30,282	311,221
ATS Automation Tooling Systems, Inc.*	1,980	62,660
Beijer Alma AB	2,304	45,989
Bobst Group SA (Registered)	528	43,242
Bodycote plc	11,283	82,313
Bucher Industries AG (Registered)	176	67,192
Burckhardt Compression Holding AG	132	59,389
Bystronic AG	55	40,597
Cargotec OYJ, Class B	684	24,006
CKD Corp.(a)	23,500	329,862
CNH Industrial NV	17,388	221,178
Concentric AB	2,420	51,509
Construcciones y Auxiliar de Ferrocarriles SA	5,292	155,944
Daetwyler Holding AG	176	42,688
Daifuku Co. Ltd.	2,300	145,245
Daimler Truck Holding AG*	9,450	256,213

Investments	Shares	Value ($)
Danieli & C Officine Meccaniche SpA(a)	2,310	47,226
Danieli & C Officine Meccaniche SpA	11,466	161,808
DMG Mori Co. Ltd.(a)	44,100	584,370
Duerr AG	15,204	375,477
Ebara Corp.	2,600	100,965
Electrolux Professional AB, Class B	4,532	27,605
Epiroc AB, Class A(a)	9,670	169,495
Epiroc AB, Class B	7,518	118,465
FANUC Corp.	3,100	529,424
Fincantieri SpA*(a)	203,410	106,296
FLSmidth & Co. A/S(a)	3,696	100,728
Fluidra SA	912	16,897
Fuji Corp.	34,600	531,491
Fujitec Co. Ltd.	2,400	51,196
Fukushima Galilei Co. Ltd.	4,200	114,703
GEA Group AG	3,108	115,259
Georg Fischer AG (Registered)	1,554	94,392
Giken Ltd.	1,200	29,585
Glory Ltd.	21,100	348,114
Harmonic Drive Systems, Inc.(a)	1,500	56,453
Hino Motors Ltd.	10,300	52,945
Hitachi Construction Machinery Co. Ltd.	2,800	61,091
Hitachi Zosen Corp.	12,400	77,007
Hoshizaki Corp.	2,400	71,291
Husqvarna AB, Class B	7,480	59,223
IHI Corp.	2,500	65,282
IMI plc	3,784	61,473
Indutrade AB	5,016	116,850
Interpump Group SpA	1,584	67,125
Interroll Holding AG (Registered)	19	49,974
Iveco Group NV*(a)	60,144	365,073
Japan Steel Works Ltd. (The)	900	20,640
Jungheinrich AG (Preference)	3,036	81,911
Kardex Holding AG (Registered)	264	52,667
Kawasaki Heavy Industries Ltd.	2,800	54,366
KION Group AG	1,419	64,169
Komatsu Ltd.	20,500	461,538
Komax Holding AG (Registered)(a)	176	47,493
Kone OYJ, Class B(a)	6,048	274,425
Konecranes OYJ	2,273	60,491
Krones AG	484	41,850
Kubota Corp.	18,800	308,551
Kurita Water Industries Ltd.	2,500	100,636
Makino Milling Machine Co. Ltd.(a)	8,400	282,828
Makita Corp.	4,600	111,343
Manitou BF SA	5,124	97,179
Max Co. Ltd.	2,800	35,574
Meidensha Corp.(a)	16,100	247,071
Metso Outotec OYJ	12,978	106,235
MINEBEA MITSUMI, Inc.	7,311	130,028
MISUMI Group, Inc.	3,900	96,150
Mitsubishi Heavy Industries Ltd.	6,500	239,330
Mitsubishi Logisnext Co. Ltd.	8,400	55,371
Miura Co. Ltd.	2,100	50,123
Morgan Advanced Materials plc	20,416	79,129
Nabtesco Corp.	2,900	68,784
Nachi-Fujikoshi Corp.	5,900	162,675

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NGK Insulators Ltd.	7,900	114,554
Nitta Corp.(a)	8,400	183,650
NSK Ltd.	9,600	53,297
NTN Corp.*	172,200	315,668
OC Oerlikon Corp. AG (Registered)	6,510	50,137
OKUMA Corp.	9,400	366,435
OSG Corp.	5,700	77,407
Palfinger AG	787	19,460
Pfeiffer Vacuum Technology AG	220	34,546
Rational AG	55	38,051
Rotork plc	13,640	43,156
Sandvik AB	17,220	314,415
Schindler Holding AG	674	130,922
Schindler Holding AG (Registered)	220	41,487
SFS Group AG	220	24,116
Shibaura Machine Co. Ltd.	2,349	50,003
Skellerup Holdings Ltd.	10,736	37,834
SKF AB, Class A	1,408	27,345
SKF AB, Class B(a)	7,812	130,415
SMC Corp.	900	440,471
Spirax-Sarco Engineering plc	1,176	170,799
Stabilus SE	1,188	66,503
Stadler Rail AG	1,056	34,084
Sulzer AG (Registered)	546	36,404
Sumitomo Heavy Industries Ltd.	3,300	74,691
Tadano Ltd.	8,900	64,061
Takeuchi Manufacturing Co. Ltd.(a)	11,000	210,288
Takuma Co. Ltd.	29,600	310,728
Techtronic Industries Co. Ltd.	23,500	260,599
THK Co. Ltd.(a)	1,700	35,615
Tocalo Co. Ltd.	3,800	36,166
Toyota Industries Corp.	3,800	228,881
Trelleborg AB, Class B	4,796	116,805
Troax Group AB	1,806	38,086
Tsubakimoto Chain Co.	10,600	249,832
Union Tool Co.	500	12,626
Valmet OYJ	3,228	89,132
VAT Group AG(b)	462	133,303
Vesuvius plc	65,730	287,793
Volvo AB, Class A	3,212	59,450
Volvo AB, Class B	32,088	571,438
Wacker Neuson SE	8,148	155,611
Wartsila OYJ Abp	5,720	49,855
Weir Group plc (The)	3,920	79,663
Yaskawa Electric Corp.	4,200	145,342

		17,087,655

Marine - 0.7%
AP Moller - Maersk A/S, Class A	65	172,785
AP Moller - Maersk A/S, Class B	126	341,494
Belships ASA	19,194	36,651
Clarkson plc	1,408	58,855
D/S Norden A/S	8,442	365,804
Dfds A/S	10,374	369,107
Golden Ocean Group Ltd.	4,796	52,338
Kawasaki Kisen Kaisha Ltd.(a)	2,000	146,203
Kuehne + Nagel International AG (Registered)	714	191,320
Mitsui OSK Lines Ltd.	9,500	258,380

Investments	Shares	Value ($)
MPC Container Ships ASA	18,920	45,815
Nippon Yusen KK(a)	3,800	295,698
NS United Kaiun Kaisha Ltd.(a)	4,200	125,073
Pacific Basin Shipping Ltd.	1,764,000	840,439
SITC International Holdings Co. Ltd.	24,000	81,479
Stolt-Nielsen Ltd.	6,720	143,193
Wallenius Wilhelmsen ASA	5,632	37,634
Wilh Wilhelmsen Holding ASA, Class A	4,368	107,986
Wilh Wilhelmsen Holding ASA, Class B	1,344	32,114

		3,702,368

Media - 1.0%
4imprint Group plc	836	32,453
Ascential plc*(b)	26,292	93,425
Cogeco Communications, Inc.(a)	6,384	412,978
Cogeco, Inc.	2,940	156,574
CyberAgent, Inc.	6,300	62,269
Cyfrowy Polsat SA	8,140	35,075
Dentsu Group, Inc.	3,800	131,642
Euromoney Institutional Investor plc	4,083	72,045
Eutelsat Communications SA	52,794	399,967
Future plc	2,332	51,875
Hakuhodo DY Holdings, Inc.	4,700	47,897
Informa plc*	27,678	200,135
IPSOS	13,734	700,194
ITV plc	82,500	73,830
JCDecaux SA*	968	15,526
Kadokawa Corp.	2,200	53,004
Lagardere SA(a)	2,552	47,645
Mediaset Espana Comunicacion SA*(a)	48,216	166,959
Metropole Television SA(a)	19,530	256,091
MFE-MediaForEurope NV, Class B*(a)	79,422	50,776
Next Fifteen Communications Group plc(a)	5,104	63,601
Nine Entertainment Co. Holdings Ltd.	10,556	15,174
Nippon Television Holdings, Inc.	2,400	22,195
oOh!media Ltd.(a)	47,520	41,449
Pearson plc	13,776	126,837
ProSiebenSat.1 Media SE	2,772	23,544
Publicis Groupe SA	4,998	264,493
Quebecor, Inc., Class B(a)	2,728	60,570
RTL Group SA	1,056	41,261
S4 Capital plc*	10,516	16,188
Schibsted ASA, Class A	1,144	21,407
Schibsted ASA, Class B	2,493	44,664
SES SA, ADR	5,964	44,794
Seven West Media Ltd.*(a)	400,932	132,891
Shaw Communications, Inc., Class B	6,580	177,884
SKY Perfect JSAT Holdings, Inc.	49,200	205,046
Stroeer SE & Co. KGaA	620	26,982
Telenet Group Holding NV	1,320	21,010
Television Francaise 1(a)	36,246	248,175
TV Asahi Holdings Corp.	8,400	93,648
TX Group AG	352	45,977
ValueCommerce Co. Ltd.	1,400	28,775

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Viaplay Group AB, Class B*	1,188	34,958
Vivendi SE	9,786	92,379
WPP plc	19,866	213,658
YouGov plc	7,040	93,808

		5,261,728

Metals & Mining - 4.8%
Acerinox SA	7,260	70,311
Agnico Eagle Mines Ltd.	7,140	306,808
Alamos Gold, Inc., Class A	3,983	31,457
Algoma Steel Group, Inc.(a)	24,570	226,266
Allkem Ltd.*(a)	8,316	65,457
Alumina Ltd.(a)	42,504	45,675
AMG Advanced Metallurgical Group NV	1,540	42,805
Anglo American plc	29,568	1,061,448
Antofagasta plc	6,802	95,893
Aperam SA	1,570	50,779
ArcelorMittal SA(a)	13,364	325,880
Asahi Holdings, Inc.(a)	28,700	435,278
Aurubis AG	1,050	75,180
AVZ Minerals Ltd.*‡(a)(d)	111,012	53,316
B2Gold Corp.(a)	28,350	99,121
Barrick Gold Corp.	5,256	82,777
Barrick Gold Corp.	22,380	364,830
Bekaert SA	1,540	54,237
Bellevue Gold Ltd.*(a)	49,941	29,622
BHP Group Ltd.	107,940	2,913,398
BlueScope Steel Ltd.	10,458	121,067
Boliden AB	5,292	174,901
Capricorn Metals Ltd.*(a)	19,272	52,447
Capstone Copper Corp.*	10,472	23,619
Centamin plc	393,036	397,455
Centerra Gold, Inc.	17,010	105,802
Chalice Mining Ltd.*(a)	10,120	34,179
Champion Iron Ltd.(a)	6,468	21,664
Daido Steel Co. Ltd.(a)	13,400	396,034
De Grey Mining Ltd.*(a)	86,240	54,160
Deterra Royalties Ltd.	15,180	45,760
Dowa Holdings Co. Ltd.(a)	1,100	39,465
Dundee Precious Metals, Inc.(a)	58,212	281,213
Eldorado Gold Corp.*	63,000	386,944
Endeavour Mining plc(a)	3,438	66,962
Equinox Gold Corp.*(a)	9,450	42,185
Eramet SA	504	52,881
ERO Copper Corp.*(a)	4,268	42,202
Evolution Mining Ltd.(a)	35,786	65,925
Falcon Metals Ltd.*	1	—	(f)
Ferrexpo plc	82,740	149,116
Filo Mining Corp.*	2,772	39,113
First Majestic Silver Corp.(a)	3,432	26,275
First Quantum Minerals Ltd.	9,366	171,042
Fortescue Metals Group Ltd.(a)	38,724	495,576
Fortuna Silver Mines, Inc.*(a)	100,926	289,069
Franco-Nevada Corp.(a)	2,814	360,098
Fresnillo plc	3,872	34,745
Glencore plc*	237,300	1,333,686
Gold Road Resources Ltd.(a)	80,872	78,723
Grange Resources Ltd.	140,658	109,929

Investments	Shares	Value ($)
Granges AB	37,548	345,827
Grupa Kety SA	308	36,533
Hill & Smith Holdings plc	5,236	83,851
Hitachi Metals Ltd.*	4,740	72,563
Hochschild Mining plc(a)	97,398	96,004
Hudbay Minerals, Inc.	65,436	251,765
IAMGOLD Corp.*(a)	17,424	28,692
IGO Ltd.	13,200	101,689
Iluka Resources Ltd.	6,916	46,233
Imdex Ltd.	22,176	28,009
ioneer Ltd.*(a)	110,528	43,191
Ivanhoe Mines Ltd., Class A*(a)	13,068	81,181
Jastrzebska Spolka Weglowa SA*	3,124	33,970
Jervois Global Ltd.*(a)	49,165	13,723
JFE Holdings, Inc.(a)	12,600	140,471
K92 Mining, Inc.*	16,544	103,162
KGHM Polska Miedz SA	2,288	56,968
Kinross Gold Corp.	22,985	78,748
Kobe Steel Ltd.	128,800	591,719
Labrador Iron Ore Royalty Corp.(a)	22,890	505,550
Lake Resources NL*(a)	76,296	43,124
Lithium Americas Corp.*(a)	2,508	63,671
Lundin Gold, Inc.*	6,342	42,318
Lundin Mining Corp.	12,726	71,707
Lynas Rare Earths Ltd.*	18,858	114,616
MAG Silver Corp.*	4,656	64,861
Maruichi Steel Tube Ltd.	1,900	41,782
Mineral Resources Ltd.	3,612	135,449
Mitsubishi Materials Corp.(a)	3,800	57,149
Mitsui Mining & Smelting Co. Ltd.	18,400	436,424
New Gold, Inc.*(a)	226,464	185,576
Newcrest Mining Ltd.(a)	14,700	197,973
Nickel Industries Ltd.(a)	46,684	35,345
Nippon Light Metal Holdings Co. Ltd.(a)	21,000	249,360
Nippon Steel Corp.	20,615	303,865
Norsk Hydro ASA	34,146	229,795
Northern Star Resources Ltd.	17,556	96,045
Novagold Resources, Inc.*(a)	16,044	78,132
OceanaGold Corp.*	1,000	1,818
OceanaGold Corp.*(a)	54,818	99,681
Orla Mining Ltd.*(a)	10,780	32,474
Osisko Gold Royalties Ltd.	9,030	94,504
Osisko Mining, Inc.*	27,456	60,854
Outokumpu OYJ	7,392	32,229
OZ Minerals Ltd.(a)	6,811	89,779
Pan American Silver Corp.	4,082	83,019
Perseus Mining Ltd.(a)	100,212	118,178
Pilbara Minerals Ltd.*	36,168	69,909
Regis Resources Ltd.(a)	251,244	309,436
Rio Tinto Ltd.	8,064	550,495
Rio Tinto plc	22,344	1,338,992
Salzgitter AG	13,692	345,955
Sandfire Resources Ltd.(a)	128,982	410,417
Sandstorm Gold Ltd.	13,772	81,900
Sanyo Special Steel Co. Ltd.(a)	8,800	132,938
Sayona Mining Ltd.*(a)	267,529	36,403
Seabridge Gold, Inc.*	5,588	76,623
Sierra Rutile Holdings Ltd.*	6,916	1,544

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Silver Lake Resources Ltd.*(a)	70,620	71,208
SilverCrest Metals, Inc.*(a)	9,416	64,226
Sims Ltd.(a)	3,192	32,720
Solaris Resources, Inc.*(a)	3,872	21,787
SolGold plc*	78,960	24,406
South32 Ltd.	104,748	278,485
SSAB AB, Class A	10,296	49,353
SSAB AB, Class B	9,504	43,199
SSR Mining, Inc.(a)	3,864	63,659
St Barbara Ltd.(a)	285,768	224,335
Stalprodukt SA	546	29,320
Stelco Holdings, Inc.(a)	596	16,810
Sumitomo Metal Mining Co. Ltd.	6,000	189,181
Teck Resources Ltd., Class B	10,164	298,650
thyssenkrupp AG*	8,316	50,927
Toho Titanium Co. Ltd.	200	3,322
Tokyo Steel Manufacturing Co. Ltd.(a)	29,400	299,390
Torex Gold Resources, Inc.*	25,242	192,071
Turquoise Hill Resources Ltd.*	2,730	71,353
UACJ Corp.	11,300	189,898
voestalpine AG	1,880	41,981
Vulcan Energy Resources Ltd.*(a)	6,732	36,641
Wesdome Gold Mines Ltd.*	8,888	71,445
West African Resources Ltd.*(a)	305,340	283,378
Westgold Resources Ltd.(a)	153,415	139,169
Wheaton Precious Metals Corp.	7,098	243,404
Yamana Gold, Inc.	17,010	81,243
Yamato Kogyo Co. Ltd.(a)	1,300	44,063
Yodogawa Steel Works Ltd.(a)	11,300	201,227

		24,433,815

Multiline Retail - 0.6%
B&M European Value Retail SA(a)	16,926	87,394
Canadian Tire Corp. Ltd., Class A(a)	1,192	153,039
Dollarama, Inc.(a)	4,242	256,933
Europris ASA(b)	48,846	287,998
H2O Retailing Corp.	5,615	41,845
Harvey Norman Holdings Ltd.	17,952	51,861
Isetan Mitsukoshi Holdings Ltd.	9,100	72,242
Izumi Co. Ltd.(a)	13,900	323,449
Next plc	2,310	191,319
Pan Pacific International Holdings Corp.	8,400	129,912
Ryohin Keikaku Co. Ltd.	6,000	59,574
Seria Co. Ltd.	1,000	19,843
Takashimaya Co. Ltd.(a)	54,800	583,877
Tokmanni Group Corp.	13,440	175,687
Warehouse Group Ltd. (The)	30,712	62,588
Wesfarmers Ltd.	16,002	520,680

		3,018,241

Multi-Utilities - 0.5%
A2A SpA	51,964	66,549
ACEA SpA	1,552	22,297
AGL Energy Ltd.	12,344	72,182
Algonquin Power & Utilities Corp.(a)	11,945	166,961
Atco Ltd., Class I	1,064	39,302
Canadian Utilities Ltd., Class A(a)	1,628	52,664
Centrica plc*	120,582	128,688
E.ON SE	44,814	400,742

Investments	Shares	Value ($)
Engie SA	37,548	461,727
Hera SpA(a)	19,272	55,061
Iren SpA	19,624	36,778
National Grid plc	55,944	770,305
REN - Redes Energeticas Nacionais SGPS SA	31,584	89,046
Sembcorp Industries Ltd.	4,000	8,417
Telecom Plus plc	4,843	132,602
Veolia Environnement SA(a)	11,088	275,524

		2,778,845

Oil, Gas & Consumable Fuels - 5.9%
Advantage Energy Ltd.*	10,340	88,846
Africa Oil Corp.(a)	135,900	251,362
Aker BP ASA(a)	2,688	92,839
Aker BP ASA, SDR*(a)(d)	3,782	121,950
Ampol Ltd.	2,420	56,571
ARC Resources Ltd.(a)	15,414	216,050
Athabasca Oil Corp.*	178,878	337,835
Baytex Energy Corp.*	17,514	94,039
Beach Energy Ltd.	39,336	49,819
Birchcliff Energy Ltd.	91,602	703,448
BP plc	420,042	2,044,596
BRIGHTOIL*‡(d)	50,147	—
BW Energy Ltd.*	13,609	38,598
BW LPG Ltd.(b)	30,492	250,749
Cameco Corp.(a)	6,930	178,368
Canadian Natural Resources Ltd.	25,410	1,402,225
Capricorn Energy plc*(a)	23,656	63,274
Cenovus Energy, Inc.	25,242	480,669
Crescent Point Energy Corp.	12,474	98,616
Denison Mines Corp.*	53,196	63,519
Diversified Energy Co. plc(b)	308,364	464,182
DNO ASA	22,968	32,762
Enbridge, Inc.	29,862	1,340,277
ENEOS Holdings, Inc.(a)	75,650	289,638
Energean plc*	39,144	546,842
Energy Fuels, Inc.*(a)	10,296	69,023
Enerplus Corp.(a)	7,224	100,748
Eni SpA	54,012	645,239
Equinor ASA(a)	23,562	899,341
Euronav NV	5,544	75,184
FLEX LNG Ltd.	1,932	60,953
Freehold Royalties Ltd.(a)	5,060	57,339
Frontera Energy Corp.*	16,716	163,722
Galp Energia SGPS SA(a)	12,012	125,910
Gaztransport Et Technigaz SA	660	90,514
Gibson Energy, Inc.	1,537	31,571
Hafnia Ltd.	46,860	166,500
Harbour Energy plc	13,992	62,352
Headwater Exploration, Inc.*	55,734	270,112
Idemitsu Kosan Co. Ltd.	5,982	153,522
Imperial Oil Ltd.	4,998	239,378
Inpex Corp.	23,000	259,514
International Petroleum Corp.*(a)	33,726	411,919
Itochu Enex Co. Ltd.	16,900	135,301
Iwatani Corp.	1,397	58,117
Japan Petroleum Exploration Co. Ltd.	11,500	299,869
Karoon Energy Ltd.*	45,716	59,335

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Keyera Corp.(a)	3,108	80,505
Koninklijke Vopak NV(a)	1,558	35,950
MEG Energy Corp.*	4,928	67,804
Neste OYJ(a)	6,510	332,427
New Hope Corp. Ltd.	23,730	72,693
NexGen Energy Ltd.*	16,236	70,704
Norwegian Energy Co. ASA*(a)	882	43,153
NuVista Energy Ltd.*(a)	59,388	527,904
Oil Refineries Ltd.	123,564	45,554
OMV AG	3,738	157,870
Pantheon Resources plc*	52,080	74,150
Paramount Resources Ltd., Class A(a)	2,772	68,816
Parex Resources, Inc.	40,782	758,764
Parkland Corp.(a)	2,207	61,886
Paz Oil Co. Ltd.*	421	51,518
Pembina Pipeline Corp.(a)	7,686	293,260
Peyto Exploration & Development Corp.(a)	59,556	669,299
Polski Koncern Naftowy ORLEN SA	5,060	82,412
Polskie Gornictwo Naftowe i Gazownictwo SA*	60,060	89,607
PrairieSky Royalty Ltd.	5,586	81,914
Repsol SA	28,098	347,383
Santos Ltd.	59,808	304,658
Serica Energy plc	53,004	244,135
Shell plc	163,464	4,334,452
Spartan Delta Corp.*	45,444	472,049
Suncor Energy, Inc.	31,290	1,061,274
Tamarack Valley Energy Ltd.(a)	121,086	420,520
TC Energy Corp.(a)	15,330	816,778
Topaz Energy Corp.	3,344	58,511
TotalEnergies SE(a)	52,206	2,648,817
Tourmaline Oil Corp.(a)	6,820	427,025
Tullow Oil plc*(a)	526,428	329,274
United Energy Group Ltd.(a)	358,000	41,045
Vermilion Energy, Inc.	5,124	132,404
Washington H Soul Pattinson & Co. Ltd.	2,856	51,198
Whitecap Resources, Inc.	12,558	95,948
Whitehaven Coal Ltd.	17,109	74,139
Woodside Energy Group Ltd.	39,145	873,544

		30,141,881

Paper & Forest Products - 0.6%
Altri SGPS SA(a)	21,630	127,037
Canfor Corp.*	18,606	395,687
Daio Paper Corp.	3,745	39,902
Hokuetsu Corp.(a)	63,100	330,962
Holmen AB, Class B	1,540	62,823
Interfor Corp.*(a)	16,884	416,648
Metsa Board OYJ, Class B	6,595	58,437
Mondi plc	10,248	193,235
Navigator Co. SA (The)	5,269	21,640
Nippon Paper Industries Co. Ltd.(a)	37,300	269,319
Norske Skog ASA*(c)	11,676	85,147
Oji Holdings Corp.	26,000	107,774
Semapa-Sociedade de Investimento e Gestao	3,520	51,253
Stella-Jones, Inc.(a)	3,652	108,333

Investments	Shares	Value ($)
Stora Enso OYJ, Class R	11,928	183,165
Svenska Cellulosa AB SCA, Class A	2,068	30,386
Svenska Cellulosa AB SCA, Class B	8,904	129,126
UPM-Kymmene OYJ	8,568	269,866
West Fraser Timber Co. Ltd.(a)	1,680	157,190

		3,037,930

Personal Products - 0.9%
Beiersdorf AG	1,680	172,415
Blackmores Ltd.	1,320	71,440
euglena Co. Ltd.*	4,400	30,683
Fancl Corp.	400	7,569
Interparfums SA	145	7,237
Jamieson Wellness, Inc.(b)	2,330	67,644
Kao Corp.	7,600	328,964
Kobayashi Pharmaceutical Co. Ltd.	900	59,596
Kose Corp.(a)	700	61,803
L’Occitane International SA	4,500	15,277
L’Oreal SA	3,654	1,371,468
Milbon Co. Ltd.	1,000	40,030
Noevir Holdings Co. Ltd.	1,000	44,145
Pola Orbis Holdings, Inc.	2,000	24,302
PZ Cussons plc	28,228	72,308
Rohto Pharmaceutical Co. Ltd.	2,000	59,559
Shiseido Co. Ltd.	6,500	265,058
Unilever plc	15,494	754,846
Unilever plc	23,440	1,138,505

		4,592,849

Pharmaceuticals - 4.6%
ALK-Abello A/S*	2,640	52,425
Almirall SA	4,471	42,922
Astellas Pharma, Inc.	29,400	459,203
AstraZeneca plc	23,142	3,053,833
Bausch Health Cos., Inc.*	7,014	32,296
Bayer AG (Registered)	21,252	1,235,167
Camurus AB*	2,860	64,633
Canopy Growth Corp.*	6,156	16,287
Chugai Pharmaceutical Co. Ltd.	8,400	234,685
COSMO Pharmaceuticals NV(a)	413	22,116
Daiichi Sankyo Co. Ltd.	26,300	693,265
Dechra Pharmaceuticals plc	2,142	96,027
Eisai Co. Ltd.	4,600	209,160
Faes Farma SA	17,235	73,282
Financiere de Tubize SA(a)	264	20,162
GSK plc	59,236	1,245,328
H Lundbeck A/S, Class A*(a)	484	2,302
Haw Par Corp. Ltd.	3,200	25,454
Hikma Pharmaceuticals plc	2,900	61,052
Hisamitsu Pharmaceutical Co., Inc.(a)	1,900	49,188
Hutchmed China Ltd.*(a)	7,150	18,163
Indivior plc*	20,622	80,605
Ipsen SA	770	77,571
JCR Pharmaceuticals Co. Ltd.	2,400	44,265
Kaken Pharmaceutical Co. Ltd.	1,500	43,547
Kissei Pharmaceutical Co. Ltd.	1,400	29,466
KYORIN Holdings, Inc.	4,400	59,457
Kyowa Kirin Co. Ltd.	4,400	103,045
Merck KGaA	2,142	405,586
Mochida Pharmaceutical Co. Ltd.	900	21,953

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Nippon Shinyaku Co. Ltd.	1,400	86,105
Novartis AG (Registered)	35,910	3,080,855
Novo Nordisk A/S, Class B	24,780	2,898,186
Ono Pharmaceutical Co. Ltd.	6,000	167,811
Orion OYJ, Class A	352	16,743
Orion OYJ, Class B	1,404	66,726
Otsuka Holdings Co. Ltd.	8,500	302,349
Recordati Industria Chimica e Farmaceutica SpA	1,628	71,761
Roche Holding AG	10,542	3,491,124
Roche Holding AG - BR	474	192,706
Sanofi(a)	17,052	1,690,197
Santen Pharmaceutical Co. Ltd.	4,500	36,263
Sawai Group Holdings Co. Ltd.	14,400	464,377
Shionogi & Co. Ltd.	4,500	229,091
Sosei Group Corp.*(a)	5,200	55,638
Sumitomo Pharma Co. Ltd.	3,600	27,987
Taisho Pharmaceutical Holdings Co. Ltd.	600	23,749
Takeda Pharmaceutical Co. Ltd.	32,817	963,761
Teva Pharmaceutical Industries Ltd.*	26,754	249,838
Torii Pharmaceutical Co. Ltd.	800	19,693
Towa Pharmaceutical Co. Ltd.(a)	9,600	181,441
Tsumura & Co.	900	20,976
UCB SA	2,226	173,181
Vetoquinol SA	308	38,503
Vifor Pharma AG(a)	837	146,150
Virbac SA	132	48,454
ZERIA Pharmaceutical Co. Ltd.(a)	1,800	29,455

		23,345,565

Professional Services - 1.4%
Adecco Group AG (Registered)	3,780	132,681
AFRY AB, Class B	2,640	40,033
ALS Ltd.	8,712	70,762
Amadeus Fire AG	352	39,122
Applus Services SA	48,552	351,740
BayCurrent Consulting, Inc.	300	92,705
Benefit One, Inc.	1,000	16,064
BeNext-Yumeshin Group Co.	4,400	52,379
BTS Group AB, Class B	1,100	38,842
Bureau Veritas SA(a)	4,102	112,638
Danel Adir Yeoshua Ltd.	220	27,423
dip Corp.	1,400	37,187
DKSH Holding AG	660	54,053
Experian plc	15,246	531,168
Funai Soken Holdings, Inc.	2,700	47,232
GlobalData plc	2,508	28,994
Hays plc	34,264	53,329
Insource Co. Ltd.(a)	1,900	39,777
Intertek Group plc	2,268	120,775
Intertrust NV*(b)	6,804	133,898
IPH Ltd.(a)	13,904	84,700
JAC Recruitment Co. Ltd.	1,300	19,036
LifeWorks, Inc.	5,588	137,721
Meitec Corp.	2,400	44,911
Nihon M&A Center Holdings, Inc.	4,800	63,389
Nomura Co. Ltd.	6,000	39,551
Outsourcing, Inc.	33,600	299,170

Investments	Shares	Value ($)
Pagegroup plc	103,782	578,166
Pasona Group, Inc.	6,000	91,313
Persol Holdings Co. Ltd.	4,200	86,011
Randstad NV	2,478	124,440
Recruit Holdings Co. Ltd.	24,600	911,663
RELX plc	31,080	917,544
RWS Holdings plc	15,666	73,091
SGS SA (Registered)	84	204,179
SmartGroup Corp. Ltd.(a)	7,766	37,284
SMS Co. Ltd.	2,000	47,512
S-Pool, Inc.	4,400	36,082
Stantec, Inc.	1,848	91,134
Synergie SE	1,512	45,172
TechnoPro Holdings, Inc.	1,100	25,309
Teleperformance	882	293,452
Thomson Reuters Corp.	2,394	268,649
Tinexta Spa	1,056	26,100
UT Group Co. Ltd.	2,000	38,534
Weathernews, Inc.	500	28,956
Wolters Kluwer NV	3,612	390,395

		7,024,266

Real Estate Management & Development - 2.2%
ADLER Group SA*(a)(b)	27,258	95,944
Aedas Homes SA(b)	6,594	112,553
Aeon Mall Co. Ltd.(a)	1,990	25,238
AFI Properties Ltd.	165	8,527
Africa Israel Residences Ltd.	1,386	78,292
Airport City Ltd.*	1,928	36,636
Allreal Holding AG (Registered)	366	60,334
Alony Hetz Properties & Investments Ltd.	2,596	37,239
Altus Group Ltd.	2,640	108,311
Amot Investments Ltd.	5,448	36,638
Aroundtown SA	20,160	64,238
Atrium Ljungberg AB, Class B	792	11,715
Aura Investments Ltd.	20,958	39,579
Azrieli Group Ltd.	532	41,894
Big Shopping Centers Ltd.	16	2,097
Blue Square Real Estate Ltd.	1,176	90,918
Bukit Sembawang Estates Ltd.	58,800	212,597
CA Immobilien Anlagen AG(a)	572	18,576
Capitaland Investment Ltd.	43,131	122,260
Castellum AB(a)	4,830	76,890
Catena AB	924	42,125
Cibus Nordic Real Estate AB	3,432	61,216
City Developments Ltd.	9,400	52,679
Citycon OYJ*	22,428	158,938
CK Asset Holdings Ltd.	42,000	296,679
CLS Holdings plc, REIT	14,403	35,492
Colliers International Group, Inc.	748	93,355
Corem Property Group AB, Class B	19,888	26,608
Daito Trust Construction Co. Ltd.	1,600	150,722
Daiwa House Industry Co. Ltd.	15,600	384,368
Deutsche Europshop Z.Verk.*(d)	17,472	400,488
Deutsche Wohnen SE	1,012	24,899
DIC Asset AG	3,740	42,330
Dios Fastigheter AB	7,480	58,695
DREAM Unlimited Corp., Class A(a)	1,584	40,794

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Entra ASA(b)	2,068	28,835
ESR Group Ltd.*(b)	50,400	130,656
Fabege AB	5,412	55,128
Fastighets AB Balder, Class B*	12,348	78,229
FastPartner AB, Class A	3,124	22,982
FirstService Corp.	676	90,378
Gav-Yam Lands Corp. Ltd.	593	5,625
Grainger plc	11,088	39,966
Grand City Properties SA	2,508	34,037
Great Eagle Holdings Ltd.(a)	85,451	185,709
GuocoLand Ltd.	102,400	118,476
Hang Lung Group Ltd.	285,000	514,096
Hang Lung Properties Ltd.	44,000	80,042
Heba Fastighets AB, Class B	5,280	25,351
Heiwa Real Estate Co. Ltd.	1,300	38,908
Henderson Land Development Co. Ltd.	33,239	115,597
Hiag Immobilien Holding AG	355	31,907
Ho Bee Land Ltd.	78,600	158,575
Hufvudstaden AB, Class A	2,610	35,815
Hulic Co. Ltd.	13,700	108,964
Hysan Development Co. Ltd.	19,000	58,211
Ichigo, Inc.	5,500	12,346
Immobel SA(a)	1,554	92,854
Intershop Holding AG	76	51,071
Israel Canada T.R Ltd.	7,168	27,120
Isras Investment Co. Ltd.	136	26,605
IWG plc*	18,668	43,753
Jeudan A/S	560	22,011
K Wah International Holdings Ltd.	559,089	207,969
Katitas Co. Ltd.(a)	1,100	27,407
Kerry Properties Ltd.	16,500	39,685
K-fast Holding AB*(b)	5,148	14,654
Kojamo OYJ(a)	1,980	35,210
Kowloon Development Co. Ltd.	126,000	153,449
LEG Immobilien SE	1,386	125,269
Lendlease Corp. Ltd.(a)	14,937	107,045
Lifestyle Communities Ltd.(a)	5,148	60,494
Mega Or Holdings Ltd., REIT	1,085	35,545
Melisron Ltd.*	460	34,281
Mitsubishi Estate Co. Ltd.	21,000	310,483
Mitsui Fudosan Co. Ltd.	21,000	466,117
Mivne Real Estate KD Ltd.	14,248	47,555
Mobimo Holding AG (Registered)	352	90,365
Morguard Corp.	1,386	119,590
New World Development Co. Ltd.	33,590	112,111
Nexity SA(a)	17,598	429,933
Nomura Real Estate Holdings, Inc.	1,400	33,730
Norstar Holdings, Inc.	8,106	74,460
NP3 Fastigheter AB	396	9,827
Nyfosa AB	2,684	24,852
OUE Ltd.	90,000	85,256
PATRIZIA AG	3,248	41,795
Platzer Fastigheter Holding AB, Class B(a)	3,080	26,223
Prashkovsky Investments and Construction Ltd.	1,672	53,157
Property & Building Corp. Ltd.*	128	12,084
PSP Swiss Property AG (Registered)	531	63,336
Relo Group, Inc.	2,270	37,332

Investments	Shares	Value ($)
S IMMO AG	2,564	59,608
Sagax AB, Class B	2,420	61,858
Samhallsbyggnadsbolaget i Norden AB(a)	22,748	41,870
SAMTY Co. Ltd.(a)	8,700	133,966
Savills plc	7,602	110,085
Singapore Land Group Ltd.	5,656	10,143
Sino Land Co. Ltd.	69,289	102,920
Sirius Real Estate Ltd.	65,648	76,292
Starts Corp., Inc.	12,600	271,421
StorageVault Canada, Inc.	7,644	38,776
Sumitomo Realty & Development Co. Ltd.(a)	11,400	312,103
Summit Real Estate Holdings Ltd.	2,418	43,217
Sun Hung Kai Properties Ltd.	35,000	417,999
Swire Pacific Ltd., Class A	3,500	19,908
Swire Properties Ltd.	24,800	59,015
Swiss Prime Site AG (Registered)	1,256	114,140
TAG Immobilien AG	5,115	56,327
Tokyo Tatemono Co. Ltd.	5,200	76,025
Tokyu Fudosan Holdings Corp.	11,200	60,169
Tricon Residential, Inc.	4,830	52,471
UOL Group Ltd.	6,799	36,677
VGP NV	176	30,759
VIB Vermoegen AG*	271	7,779
Vonovia SE	11,756	389,218
Wallenstam AB, Class B	8,888	45,159
Watkin Jones plc	13,596	36,399
Wharf Real Estate Investment Co. Ltd.	25,000	111,148
Wihlborgs Fastigheter AB	7,304	61,684
Wing Tai Holdings Ltd.	24,000	29,330
YH Dimri Construction & Development Ltd.	452	36,986
Zensun Enterprises Ltd.*(a)	144,000	44,026

		11,209,803

Road & Rail - 1.5%
Aurizon Holdings Ltd.	31,840	89,316
Canadian National Railway Co.	9,282	1,175,182
Canadian Pacific Railway Ltd.	14,280	1,125,260
Central Japan Railway Co.	2,900	338,062
ComfortDelGro Corp. Ltd.	18,400	18,894
East Japan Railway Co.	5,600	290,789
Firstgroup plc	31,646	51,411
Fukuyama Transporting Co. Ltd.	13,600	314,433
Hankyu Hanshin Holdings, Inc.	4,400	126,584
Hitachi Transport System Ltd.	1,300	84,138
Keikyu Corp.	5,700	62,907
Keio Corp.	1,800	68,418
Keisei Electric Railway Co. Ltd.	2,900	78,765
Kelsian Group Ltd.(a)	13,288	56,469
Kintetsu Group Holdings Co. Ltd.	3,900	128,103
Kyushu Railway Co.	2,100	43,713
MTR Corp. Ltd.	25,764	136,206
Mullen Group Ltd.(a)	31,458	358,440
Nagoya Railroad Co. Ltd.	4,400	70,321
Nankai Electric Railway Co. Ltd.	3,000	58,833
National Express Group plc*	17,136	38,327
Nikkon Holdings Co. Ltd.(a)	23,600	430,680

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
NIPPON EXPRESS HOLDINGS, Inc.	1,600	94,575
Nishi-Nippon Railroad Co. Ltd.	5,200	113,921
NTG Nordic Transport Group A/S*(a)	792	34,709
Odakyu Electric Railway Co. Ltd.	4,600	65,395
Redde Northgate plc	74,928	334,630
Sakai Moving Service Co. Ltd.	2,900	107,190
Sankyu, Inc.	1,333	43,885
Seibu Holdings, Inc.	2,600	26,088
Seino Holdings Co. Ltd.	53,500	440,329
Senko Group Holdings Co. Ltd.(a)	49,800	342,061
Sixt SE	308	37,341
Sixt SE (Preference)	298	20,875
Sotetsu Holdings, Inc.	4,200	73,755
Stef SA	1,260	119,868
TFI International, Inc.(a)	1,554	155,115
Tobu Railway Co. Ltd.	4,000	94,276
Tokyu Corp.	8,500	103,412
Trancom Co. Ltd.	1,600	88,111
West Japan Railway Co.	4,200	153,104

		7,593,891

Semiconductors & Semiconductor Equipment - 1.7%
Advantest Corp.	3,100	182,080
AEM Holdings Ltd.	13,200	41,617
AIXTRON SE	3,108	79,639
Alphawave IP Group plc*(a)	19,492	31,927
ams-OSRAM AG*	5,984	49,021
ASM International NV	672	204,260
ASML Holding NV	6,090	3,448,850
ASMPT Ltd.	5,000	39,809
BE Semiconductor Industries NV	1,470	78,182
Disco Corp.	400	96,670
Ferrotec Holdings Corp.(a)	14,600	269,387
Infineon Technologies AG	20,622	558,273
Japan Material Co. Ltd.	3,900	57,252
Lasertec Corp.	1,300	188,070
Megachips Corp.	1,000	24,804
Melexis NV	495	42,170
Meyer Burger Technology AG*(a)	160,380	94,723
Mimasu Semiconductor Industry Co. Ltd.(a)	4,600	72,932
Nordic Semiconductor ASA*	3,828	66,522
Nova Ltd.*	352	36,061
Optorun Co. Ltd.	2,900	40,815
REC Silicon ASA*(a)	22,352	41,964
Renesas Electronics Corp.*	23,400	222,357
Rohm Co. Ltd.	1,600	117,441
Sanken Electric Co. Ltd.	1,600	60,935
SCREEN Holdings Co. Ltd.	1,100	78,601
Shinko Electric Industries Co. Ltd.	1,400	35,563
Siltronic AG	405	32,665
SMA Solar Technology AG*	1,100	59,502
SOITEC*	528	83,744
STMicroelectronics NV	10,416	392,221
SUMCO Corp.	5,700	78,815
Tokyo Electron Ltd.	2,500	860,643
Tokyo Seimitsu Co. Ltd.	14,200	488,208
Tower Semiconductor Ltd.*	2,191	103,201
Tri Chemical Laboratories, Inc.	1,800	30,276

Investments	Shares	Value ($)
Ulvac, Inc.	1,000	37,411
X-Fab Silicon Foundries SE*(b)	4,400	29,140

		8,455,751

Software - 1.1%
Altium Ltd.	1,716	37,324
Asseco Poland SA	3,212	50,014
Atoss Software AG	176	27,565
Avast plc(b)	6,996	39,587
AVEVA Group plc	2,332	66,887
BlackBerry Ltd.*(a)	8,682	53,325
BrainChip Holdings Ltd.*(a)	89,100	67,459
Bytes Technology Group plc	10,736	58,948
Constellation Software, Inc.	294	499,815
Dassault Systemes SE	10,806	459,024
Descartes Systems Group, Inc. (The)*	1,408	97,203
Digital Arts, Inc.	1,000	48,859
Docebo, Inc.*	1,100	34,794
Dye & Durham Ltd.(a)	3,388	49,867
Enghouse Systems Ltd.	2,552	65,326
FD Technologies plc*	132	3,142
Freee KK*(a)	1,200	28,732
Fuji Soft, Inc.	700	42,267
GB Group plc	18,438	113,532
Hansen Technologies Ltd.(a)	15,092	60,133
Hilan Ltd.	865	49,597
IRESS Ltd.(a)	6,556	51,924
Kape Technologies plc*	8,536	31,059
Kinaxis, Inc.*(a)	520	62,123
Learning Technologies Group plc	20,240	32,758
Lectra	1,188	41,549
Lightspeed Commerce, Inc.*(a)	2,184	46,838
LINK Mobility Group Holding ASA*	24,552	31,898
Magic Software Enterprises Ltd.	2,288	45,114
Micro Focus International plc	114,702	397,945
Money Forward, Inc.*	1,100	28,025
Nemetschek SE	884	58,589
Netcompany Group A/S*(b)	440	24,465
Nice Ltd.*	1,009	208,630
Open Text Corp.	4,452	181,992
Oracle Corp. Japan	800	49,502
QT Group OYJ*	308	24,641
Rakus Co. Ltd.	1,600	22,231
Sage Group plc (The)	15,750	135,007
SAP SE	16,170	1,495,108
SimCorp A/S	660	48,900
Sinch AB*(a)(b)	7,462	18,613
Software AG	2,352	63,025
Systena Corp.(a)	7,600	25,817
TeamViewer AG*(c)	8,274	85,252
Technology One Ltd.	7,884	64,477
Temenos AG (Registered)	1,188	93,553
TomTom NV*(a)	6,776	60,766
Trend Micro, Inc.	2,500	144,220
Truecaller AB, Class B*	3,168	24,567
Vitec Software Group AB, Class B	2,332	106,728
Vobile Group Ltd.*(b)	46,000	23,498
WiseTech Global Ltd.	3,318	115,997

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
WithSecure OYJ*	8,140	14,741

		5,812,952

Specialty Retail - 1.5%
ABC-Mart, Inc.	700	29,435
Accent Group Ltd.(a)	99,246	90,723
Alpen Co. Ltd.	4,600	71,418
Aritzia, Inc.*	1,716	54,104
Auto Partner SA(b)	11,382	29,898
Autobacs Seven Co. Ltd.	27,300	286,379
Bic Camera, Inc.(a)	8,300	71,791
Bilia AB, Class A	22,974	322,014
CECONOMY AG	61,614	123,262
City Chic Collective Ltd.*(a)	15,004	24,290
Clas Ohlson AB, Class B	5,460	61,588
Currys plc(a)	343,560	278,440
DCM Holdings Co. Ltd.(a)	40,200	313,118
Delek Automotive Systems Ltd.	4,116	51,184
Dufry AG (Registered)*	1,188	44,556
Dunelm Group plc	2,604	26,951
Eagers Automotive Ltd.(a)	4,180	36,548
EDION Corp.(a)	29,400	275,852
Fast Retailing Co. Ltd.(a)	1,000	600,075
Fenix Outdoor International AG(a)	369	32,936
Fielmann AG	607	24,423
Fnac Darty SA	7,266	289,831
Fox Wizel Ltd.	123	15,404
Frasers Group plc*	4,620	50,402
H & M Hennes & Mauritz AB, Class B(a)	10,920	138,514
Hikari Tsushin, Inc.	400	43,786
Hornbach Holding AG & Co. KGaA	3,318	259,491
IDOM, Inc.(a)	20,000	120,614
Industria de Diseno Textil SA	17,640	426,103
JB Hi-Fi Ltd.(a)	1,722	50,576
JD Sports Fashion plc	44,135	69,579
JINS Holdings, Inc.(a)	900	25,589
Joyful Honda Co. Ltd.	23,000	270,183
Kid ASA(b)	11,718	115,756
Kingfisher plc	42,967	135,213
Kohnan Shoji Co. Ltd.	9,900	275,926
Komeri Co. Ltd.	12,600	252,094
K’s Holdings Corp.	6,100	61,251
Leon’s Furniture Ltd.	11,566	150,741
Luk Fook Holdings International Ltd.	99,672	243,279
Maisons du Monde SA(a)(b)	11,802	125,393
MEKO AB	15,330	179,085
Musti Group OYJ*(a)	2,068	42,637
Nextage Co. Ltd.	3,200	70,153
Nick Scali Ltd.(a)	6,996	47,061
Nishimatsuya Chain Co. Ltd.(a)	13,900	170,565
Nitori Holdings Co. Ltd.	1,600	168,320
Nojima Corp.	12,600	274,438
Pet Valu Holdings Ltd.	1,716	42,761
Pets at Home Group plc	19,950	79,629
Premier Investments Ltd.	3,036	44,574
Sanrio Co. Ltd.	2,200	50,288
Shimamura Co. Ltd.	500	47,737
Super Retail Group Ltd.(a)	5,324	36,705

Investments	Shares	Value ($)
T-Gaia Corp.	9,400	114,713
USS Co. Ltd.	1,500	29,237
Watches of Switzerland Group plc*(c)	3,344	36,095
WH Smith plc*	1,408	24,733
Yamada Holdings Co. Ltd.	17,300	62,132
Yellow Hat Ltd.	12,800	166,453

		7,656,026

Technology Hardware, Storage & Peripherals - 0.5%
Brother Industries Ltd.	3,800	70,456
Canon, Inc.(a)	21,000	493,535
Eizo Corp.	5,700	158,227
Elecom Co. Ltd.	1,600	20,328
FUJIFILM Holdings Corp.	6,500	367,677
Konica Minolta, Inc.(a)	161,500	567,939
Logitech International SA (Registered)(a)	2,969	165,596
MCJ Co. Ltd.(a)	25,200	177,616
Melco Holdings, Inc.	2,900	77,246
Ricoh Co. Ltd.	17,200	137,188
Riso Kagaku Corp.	1,700	30,934
Seiko Epson Corp.	8,300	123,398
Toshiba TEC Corp.	1,100	36,008
Wacom Co. Ltd.	8,800	57,152

		2,483,300

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	2,520	431,165
Asics Corp.	3,400	64,108
Brunello Cucinelli SpA	660	37,989
Burberry Group plc	7,350	160,638
Canada Goose Holdings, Inc.*	2,464	48,267
Chow Sang Sang Holdings International Ltd.	146,000	150,838
Cie Financiere Richemont SA (Registered)	8,190	979,893
Coats Group plc	98,856	88,900
Crystal International Group Ltd.(b)	127,500	40,281
Delta Galil Industries Ltd.	378	18,281
Descente Ltd.(a)	1,200	25,311
Dr. Martens plc	8,536	26,966
EssilorLuxottica SA	2,578	401,659
EssilorLuxottica SA	1,748	271,719
Gildan Activewear, Inc.	2,703	79,169
Goldwin, Inc.	1,200	74,343
Hermes International	546	742,676
HUGO BOSS AG	1,232	72,232
Japan Wool Textile Co. Ltd. (The)	23,400	181,387
Kering SA	1,176	667,784
LPP SA	24	51,164
LVMH Moet Hennessy Louis Vuitton SE	3,990	2,746,172
Marimekko OYJ	2,420	33,411
Moncler SpA	3,528	175,082
New Wave Group AB, Class B	2,552	38,849
Pandora A/S	1,764	129,875
Puma SE	1,680	112,408
Samsonite International SA*(a)(b)	37,800	79,164
Seiren Co. Ltd.	3,600	54,545
Stella International Holdings Ltd.	147,500	143,744

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Swatch Group AG (The)	462	122,534
Swatch Group AG (The) (Registered)	792	39,384
Tod’s SpA*	245	8,624
Wacoal Holdings Corp.	3,900	62,797
Yue Yuen Industrial Holdings Ltd.	252,000	335,148

		8,696,507

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	2,352	69,932
Deutsche Pfandbriefbank AG(b)	47,124	433,171
EQB, Inc.(a)	9,450	409,978
First National Financial Corp.(a)	1,452	42,472
Genworth Mortgage Insurance Australia Ltd.	131,964	258,757
Home Capital Group, Inc.	15,834	323,019
Liberty Financial Group Ltd.(a)(b)	27,280	77,096
Mortgage Advice Bureau Holdings Ltd.	2,596	29,285
OSB Group plc	13,068	83,726
Paragon Banking Group plc	82,110	534,570
Resimac Group Ltd.(a)	26,481	24,761

		2,286,767

Tobacco - 0.7%
British American Tobacco plc	48,384	1,896,182
Imperial Brands plc	20,958	458,813
Japan Tobacco, Inc.	25,200	450,168
Scandinavian Tobacco Group A/S(b)	18,018	343,489
Swedish Match AB	25,998	270,814

		3,419,466

Trading Companies & Distributors - 2.0%
AddTech AB, Class B	4,180	70,930
Alligo AB, Class B	3,780	38,708
Ashtead Group plc	6,762	377,779
BayWa AG	336	14,389
Beijer Ref AB	4,576	72,129
Bossard Holding AG (Registered), Class A	220	48,855
Brenntag SE	2,105	146,725
Bufab AB	968	28,959
Bunzl plc	5,712	213,463
Diploma plc	1,364	45,613
Ferguson plc	3,654	457,550
Finning International, Inc.	2,562	55,985
Grafton Group plc	5,016	51,591
Hanwa Co. Ltd.	15,400	333,695
Howden Joinery Group plc	11,508	94,724
IMCD NV	1,008	160,132
Inaba Denki Sangyo Co. Ltd.	20,300	420,581
Inabata & Co. Ltd.(a)	12,800	230,716
ITOCHU Corp.	30,900	893,823
Kanamoto Co. Ltd.	13,723	209,772
Kanematsu Corp.	29,400	304,229
Kloeckner & Co. SE	28,854	280,676
Marubeni Corp.	36,600	337,657
Mitsubishi Corp.	31,000	915,735
Mitsui & Co. Ltd.	36,300	794,580
MonotaRO Co. Ltd.	5,600	99,095
Nagase & Co. Ltd.(a)	40,000	596,483
Nippon Steel Trading Corp.	4,800	185,320

Investments	Shares	Value ($)
Nishio Rent All Co. Ltd.(a)	8,700	186,628
OEM International AB, Class B(a)	26,250	197,226
Reece Ltd.(a)	5,999	63,754
Rexel SA	4,641	81,962
Richelieu Hardware Ltd.	2,684	81,168
RS GROUP plc	5,808	73,010
Russel Metals, Inc.(a)	22,344	479,890
Scope Metals Group Ltd.	1,470	69,154
Seven Group Holdings Ltd.	3,036	37,180
Sojitz Corp.	2,699	40,732
Sumitomo Corp.	27,400	382,247
Theme International Holdings Ltd.*	1,680,000	220,436
Thermador Groupe	396	33,272
Toromont Industries Ltd.	1,638	137,869
Toyota Tsusho Corp.	5,100	172,290
Travis Perkins plc	5,412	69,349
Trusco Nakayama Corp.	1,800	25,428
Yamazen Corp.	31,600	237,148
Yellow Cake plc*(b)	7,602	34,561

		10,103,198

Transportation Infrastructure - 0.4%
Aena SME SA*(a)(b)	1,050	131,688
Aeroports de Paris*	555	76,171
Atlantia SpA	6,426	147,885
Atlas Arteria Ltd.	9,240	49,970
Auckland International Airport Ltd.*	22,876	107,009
Dalrymple Bay Infrastructure Ltd.	60,564	87,481
Enav SpA*(b)	12,657	55,004
Flughafen Zurich AG (Registered)*	320	52,986
Fraport AG Frankfurt Airport Services Worldwide*	890	40,374
Getlink SE	8,474	168,749
Hamburger Hafen und Logistik AG	1,220	16,918
Japan Airport Terminal Co. Ltd.*	1,200	46,779
Kamigumi Co. Ltd.	3,100	62,626
Mitsubishi Logistics Corp.	1,700	45,219
Port of Tauranga Ltd.	5,225	22,869
Qube Holdings Ltd.	36,652	70,589
SATS Ltd.*	19,000	54,545
Sumitomo Warehouse Co. Ltd. (The)(a)	25,200	394,640
Transurban Group	48,022	486,227
Westshore Terminals Investment Corp.(a)	1,647	43,612

		2,161,341

Water Utilities - 0.1%
Pennon Group plc	2,970	36,287
Severn Trent plc	3,948	141,727
United Utilities Group plc	10,710	142,060

		320,074

Wireless Telecommunication Services - 0.8%
Airtel Africa plc(b)	34,804	67,257
Freenet AG	2,198	51,525
KDDI Corp.	34,700	1,114,346
Millicom International Cellular SA, SDR*	3,036	47,423
Okinawa Cellular Telephone Co.	4,200	170,325
Orange Belgium SA*	1,188	22,773

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Partner Communications Co. Ltd.*	6,160	48,473
Rogers Communications, Inc., Class B	4,914	225,767
SoftBank Corp.	58,900	678,022
SoftBank Group Corp.	18,182	762,515
Tele2 AB, Class B	8,052	91,576
Vodafone Group plc	593,040	871,778

		4,151,780

TOTAL COMMON STOCKS (COST $470,816,177)		493,647,246

Investments	Shares	Value ($)
CLOSED END FUNDS - 0.0%(g)

Independent Power and Renewable Electricity Producers - 0.0%(g)
Renewables Infrastructure Group Ltd. (The) (Cost $50,126)	34,059	57,196

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(g)

Banks - 0.0%(g)
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022, price 18.90 AUD*	767	2,130

Road & Rail - 0.0%(g)
Europcar Mobility Group, expiring 12/31/2022*(d)	232,218	2,368

TOTAL RIGHTS (Cost $–)		4,498

Investments	Number of Warrants	Value ($)
WARRANTS - 0.0%

Construction & Engineering - 0.0%
Webuild SpA, expiring 8/2/2030*‡(a)(d) (Cost $–)	10,785	—

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(h) - 1.3%

REPURCHASE AGREEMENTS - 1.3%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $1,185,146, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $1,209,499	1,185,072	1,185,072

Investments	Principal Amount ($)	Value ($)
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $3,000,967, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $3,057,771	3,000,000	3,000,000
Societe Generale, New York Branch, 2.28%, dated 7/31/2022, due 8/5/2022, repurchase price $2,000,633, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 1.25%, maturing 11/30/2026 - 8/15/2030; total market value $2,038,208	2,000,000	2,000,000
TD Prime Services LLC, 2.40%, dated 7/31/2022, due 8/1/2022, repurchase price $379,419, collateralized by various Common Stocks; total market value $423,708	379,394	379,394

		6,564,466

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $6,564,466)		6,564,466

Total Investments - 98.6% (Cost $477,430,769)		500,273,406
Other assets less liabilities - 1.4%		7,078,964

Net Assets - 100.0%		507,352,370

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $67,098,158, collateralized in the form of cash with a value of $6,564,466 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $36,406,574 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 11, 2022 – May 15, 2052 and $28,194,058 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $71,165,098.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

(d)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $780,257, which represents approximately 0.15% of net assets of the Fund.

(e)	Amount represents less than one share.
(f)	Amount less than one dollar.
(g)	Represents less than 0.05% of net assets.
(h)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $6,564,466.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	105	09/16/2022	EUR	$3,963,482	$213,358
FTSE 100 Index	29	09/16/2022	GBP	2,603,527	74,063
Nikkei 225 Index	35	09/08/2022	JPY	3,634,867	21,526
S&P/TSX 60 Index	12	09/15/2022	CAD	2,223,280	(35,109)
SPI 200 Index	11	09/15/2022	AUD	1,316,400	11,792

					$285,630

Forward Foreign Currency Contracts

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	1,814,150	BNP Paribas SA	USD	1,413,248	09/21/2022	$2,323
CHF	189,212	BNP Paribas SA	USD	192,222	09/21/2022	7,234
JPY	132,940,000	Toronto-Dominion Bank (The)	USD	988,568	09/21/2022	10,071
NOK	1,450,557	JPMorgan Chase Bank NA	USD	147,259	09/21/2022	2,950
SEK	3,690,000	Toronto-Dominion Bank (The)	USD	362,623	09/21/2022	143
SGD	143,900	Citibank NA	USD	103,777	09/21/2022	288
USD	25,203	BNP Paribas SA	DKK	178,253	09/21/2022	701
USD	673,373	Citibank NA	EUR	640,000	09/21/2022	18,435
USD	446,821	BNP Paribas SA	NZD	711,055	09/21/2022	1,061

Total unrealized appreciation						$43,206

AUD	1,388,017	JPMorgan Chase Bank NA	USD	979,702	09/21/2022	$(10,349)
EUR	1,107,687	BNP Paribas SA	USD	1,166,163	09/21/2022	(32,623)
GBP	823,203	BNP Paribas SA	USD	1,005,283	09/21/2022	(2,344)
HKD	362,598	Citibank NA	USD	46,304	09/21/2022	(43)
ILS	366,970	Citibank NA	USD	108,665	09/21/2022	(698)
SEK	554,576	BNP Paribas SA	USD	54,857	09/21/2022	(337)
USD	619,737	Toronto-Dominion Bank (The)	CAD	810,000	09/21/2022	(12,301)
USD	538,047	Citibank NA	CHF	520,000	09/21/2022	(10,104)
USD	243,968	UBS AG	JPY	32,509,111	09/21/2022	(239)

Total unrealized depreciation						$(69,038)

Net unrealized depreciation						$(25,832)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	6.0%
Austria	0.2
Belgium	0.9
Canada	10.9
Denmark	1.9
Finland	0.8
France	7.1
Germany	5.2
Hong Kong	2.6
Ireland	0.2
Israel	1.0
Italy	2.0
Japan	27.8
Netherlands	2.8
New Zealand	0.3
Norway	1.2
Poland	0.4
Portugal	0.3
Singapore	1.4
Spain	2.0
Sweden	3.2
Switzerland	5.8
United Kingdom	13.3
United States	0.0 †
Other[1]	2.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.3%
Closed End Funds	0.0	†
Rights	0.0	†
Warrants	0.0	†
Securities Lending Reinvestments	1.3
Others(1)	1.4

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 0.2%
AECC Aero-Engine Control Co. Ltd., Class A	5,500	22,295
AECC Aviation Power Co. Ltd., Class A	4,700	34,720
Aselsan Elektronik Sanayi ve Ticaret A/S	6,972	8,639
AVIC Electromechanical Systems Co. Ltd., Class A	5,300	9,299
AviChina Industry & Technology Co. Ltd., Class H	81,000	43,235
Bharat Dynamics Ltd.(a)	1,587	16,253
Bharat Electronics Ltd.	24,970	86,697
Embraer SA*	16,500	37,298
Hanwha Aerospace Co. Ltd.	899	44,566
Hanwha Systems Co. Ltd.	689	7,717
Hindustan Aeronautics Ltd.(a)	1,742	44,505
Korea Aerospace Industries Ltd.	1,672	73,362
Kuang-Chi Technologies Co. Ltd., Class A*	5,600	14,928
LIG Nex1 Co. Ltd.	462	31,296
United Aircraft Corp. PJSC*‡(b)	25,155,036	—

		474,810

Air Freight & Logistics - 0.4%
Agility Public Warehousing Co. KSC	29,396	85,221
Aramex PJSC	32,940	33,899
Blue Dart Express Ltd.	265	28,711
Dimerco Express Corp.	50,000	124,411
Hanjin Transportation Co. Ltd.	3,120	64,365
Hyundai Glovis Co. Ltd.	728	101,991
JD Logistics, Inc.*(a)	16,500	33,547
Kerry Express Thailand PCL, NVDR	38,500	23,533
Kerry TJ Logistics Co. Ltd.	8,000	10,835
SF Holding Co. Ltd., Class A	7,100	52,524
Sindhu Trade Links Ltd.*	162,885	68,227
Sinotrans Ltd., Class A	23,500	13,150
Sinotrans Ltd., Class H	83,000	24,847
T3EX Global Holdings Corp.	49,000	140,416
YTO Express Group Co. Ltd., Class A	4,700	13,478
Yunda Holding Co. Ltd., Class A	5,800	15,565
ZTO Express Cayman, Inc.	9,100	233,473

		1,068,193

Airlines - 0.3%
Aeroflot PJSC*‡(b)	74,029	—
Air Arabia PJSC	106,808	63,973
Azul SA (Preference)*	11,700	26,402
China Airlines Ltd.	63,000	47,554
China Eastern Airlines Corp. Ltd., Class A*	14,300	10,400

Investments	Shares	Value ($)
China Eastern Airlines Corp. Ltd., Class H*	46,000	16,759
China Southern Airlines Co. Ltd., Class A*	14,100	13,394
China Southern Airlines Co. Ltd., Class H*	24,000	12,994
Controladora Vuela Cia de Aviacion SAB de CV, Class A*	36,400	35,702
Eva Airways Corp.*	55,798	63,176
Gol Linhas Aereas Inteligentes SA (Preference)*	10,600	17,048
Hanjin Kal Corp.*	273	12,609
InterGlobe Aviation Ltd.*(a)	1,989	46,875
Jazeera Airways Co. KSCP	2,338	14,639
Jeju Air Co. Ltd.*	1,962	22,654
Jin Air Co. Ltd.*	658	6,990
Korean Air Lines Co. Ltd.*	3,543	69,000
Pegasus Hava Tasimaciligi A/S*	15,313	143,502
Turk Hava Yollari AO*	20,835	58,610

		682,281

Auto Components - 1.0%
Apollo Tyres Ltd.	7,146	19,826
Asahi India Glass Ltd.	7,363	55,161
Balkrishna Industries Ltd.	1,820	53,071
Bharat Forge Ltd.	6,122	56,616
Bosch Ltd.	208	44,916
Cheng Shin Rubber Industry Co. Ltd.	23,000	27,232
DN Automotive Corp.	1,612	71,101
Endurance Technologies Ltd.(a)	1,456	26,723
Exide Industries Ltd.	26,785	53,562
Fuyao Glass Industry Group Co. Ltd., Class A	4,800	29,225
Fuyao Glass Industry Group Co. Ltd., Class H(a)	8,400	40,823
Hankook & Co. Co Ltd.	907	8,588
Hankook Tire & Technology Co. Ltd.	2,642	70,773
Hanon Systems	2,756	22,594
Hota Industrial Manufacturing Co. Ltd.	3,134	8,520
Huayu Automotive Systems Co. Ltd., Class A	9,400	30,598
Huizhou Desay Sv Automotive Co. Ltd., Class A	1,600	46,310
Hyundai Mobis Co. Ltd.	2,109	370,954
Hyundai Wia Corp.	583	30,561
Iljin Hysolus Co. Ltd.*	383	10,481
Kenda Rubber Industrial Co. Ltd.	37,000	47,577
Kordsa Teknik Tekstil A/S	29,110	78,443
Kumho Tire Co., Inc.*	1	3
Mando Corp.	1,155	50,855
Minda Industries Ltd.	3,740	24,008
Minth Group Ltd.	12,000	32,026
Motherson Sumi Wiring India Ltd.*	21,519	20,986
MRF Ltd.	38	40,185

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Myoung Shin Industrial Co. Ltd.*	220	3,099
Nan Kang Rubber Tire Co. Ltd.*	14,000	18,470
Nexen Tire Corp.	13,847	65,979
Nexteer Automotive Group Ltd.(c)	362,000	290,526
Ningbo Tuopu Group Co. Ltd., Class A	1,200	16,372
Samvardhana Motherson International Ltd.	28,296	45,446
Sebang Global Battery Co. Ltd.	81	3,361
Shandong Linglong Tyre Co. Ltd., Class A	5,500	23,446
SNT Motiv Co. Ltd.	3,224	109,071
Sundram Fasteners Ltd.	2,951	30,878
Tianneng Power International Ltd.(c)	312,000	366,058
Tong Yang Industry Co. Ltd.	27,000	45,269
Tube Investments of India Ltd.	1,200	31,521
Tung Thih Electronic Co. Ltd.	1,000	5,010
Weifu High-Technology Group Co. Ltd., Class A	4,700	13,611
ZF Commercial Vehicle Control Systems India Ltd.	343	36,936

		2,476,771

Automobiles - 2.4%
Astra International Tbk. PT	665,300	283,703
Bajaj Auto Ltd.	1,220	60,252
Brilliance China Automotive Holdings Ltd.*(b)	96,000	44,160
BYD Co. Ltd., Class A	2,600	123,632
BYD Co. Ltd., Class H	15,000	545,739
China Motor Corp.	5,400	9,126
Chongqing Changan Automobile Co. Ltd., Class A	17,108	46,571
Chongqing Changan Automobile Co. Ltd., Class B	6,890	4,380
Dongfeng Motor Group Co. Ltd., Class H	1,030,000	711,168
DRB-Hicom Bhd.	374,400	105,998
Eicher Motors Ltd.	2,620	102,255
Ford Otomotiv Sanayi A/S	1,736	29,339
Geely Automobile Holdings Ltd.(c)	99,000	195,480
Great Wall Motor Co. Ltd., Class A	4,700	24,047
Great Wall Motor Co. Ltd., Class H(c)	52,000	82,009
Guangzhou Automobile Group Co. Ltd., Class A	13,500	29,837
Guangzhou Automobile Group Co. Ltd., Class H	64,000	59,924
Hero MotoCorp Ltd.	2,860	101,684
Hyundai Motor Co.	4,558	687,682
Hyundai Motor Co. (Preference)	1,911	138,515
Hyundai Motor Co. (Preference)	54	3,733
Kia Corp.	8,377	523,603
Li Auto, Inc., Class A*	10,400	167,065
Mahindra & Mahindra Ltd.	18,428	270,731
Maruti Suzuki India Ltd.	2,340	259,018
NIO, Inc., Class A*	26,000	495,828
Oriental Holdings Bhd.	8,500	12,682

Investments	Shares	Value ($)
SAIC Motor Corp. Ltd., Class A	26,000	62,480
Sanyang Motor Co. Ltd.	248,000	316,823
Tata Motors Ltd.*	33,711	191,222
Tata Motors Ltd., Class A*	8,230	22,968
Tofas Turk Otomobil Fabrikasi A/S	3,233	13,317
TVS Motor Co. Ltd.	3,564	40,831
UMW Holdings Bhd.	181,000	118,348
XPeng, Inc., Class A*	13,400	157,047
Yadea Group Holdings Ltd.(a)	16,000	34,446
Yulon Motor Co. Ltd.	26,986	41,235

		6,116,878

Banks - 12.7%
Absa Group Ltd.	24,118	246,140
Abu Dhabi Commercial Bank PJSC	89,064	221,141
Abu Dhabi Islamic Bank PJSC	25,143	62,223
AFFIN Bank Bhd.	31,038	14,855
Agricultural Bank of China Ltd., Class A	417,100	176,443
Agricultural Bank of China Ltd., Class H	969,000	319,712
Ahli United Bank KSCP	8,800	7,949
Akbank TAS, ADR	60,113	60,420
Al Ahli Bank of Kuwait KSCP	28,759	33,200
Al Rajhi Bank*	36,192	863,366
Alinma Bank	19,760	200,178
Alliance Bank Malaysia Bhd.	40,100	31,356
Alpha Services and Holdings SA*	66,872	58,981
AMMB Holdings Bhd.	78,000	68,352
AU Small Finance Bank Ltd.(a)	7,455	55,686
Axis Bank Ltd.	43,576	398,451
Banco Bradesco SA*	48,300	134,454
Banco Bradesco SA (Preference)	171,842	576,217
Banco Davivienda SA (Preference)	45,654	324,948
Banco de Bogota SA	3,370	32,509
Banco de Chile	1,457,248	138,201
Banco de Credito e Inversiones SA	1,636	49,337
Banco del Bajio SA(a)	29,873	70,338
Banco do Brasil SA	46,800	323,851
Banco do Estado do Rio Grande do Sul SA (Preference), Class B	94,600	182,173
Banco Pan SA (Preference)	10,600	13,540
Banco Santander Chile	2,007,356	79,466
Bancolombia SA	9,360	78,305
Bancolombia SA (Preference)	14,587	107,215
Bandhan Bank Ltd.*(a)	13,137	45,778
Bangkok Bank PCL, NVDR	15,900	57,233
Bank Al Habib Ltd.	427,856	102,972
Bank AlBilad*	8,874	117,186
Bank Al-Jazira	6,066	42,313
Bank Central Asia Tbk. PT	1,054,900	522,738
Bank Ina Perdana PT*	70,500	18,680
Bank Jago Tbk. PT*	78,000	55,611
Bank Mandiri Persero Tbk. PT	598,000	333,622
Bank Negara Indonesia Persero Tbk. PT	244,400	129,347
Bank OCBC Nisp Tbk. PT	1,106,100	47,727
Bank of Ayudhya PCL, NVDR	74,200	63,496
Bank of Baroda	33,636	49,333

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bank of Beijing Co. Ltd., Class A	74,200	45,926
Bank of Changsha Co. Ltd., Class A*	9,400	10,325
Bank of Chengdu Co. Ltd., Class A	10,600	24,245
Bank of China Ltd., Class A	213,200	96,834
Bank of China Ltd., Class H	2,496,000	887,125
Bank of Chongqing Co. Ltd., Class H	175,000	92,071
Bank of Communications Co. Ltd., Class A	108,100	74,129
Bank of Communications Co. Ltd., Class H	677,000	402,755
Bank of Hangzhou Co. Ltd., Class A	18,800	39,904
Bank of India	5,936	3,572
Bank of Jiangsu Co. Ltd., Class A	43,380	46,360
Bank of Nanjing Co. Ltd., Class A	33,000	50,647
Bank of Ningbo Co. Ltd., Class A	17,250	79,885
Bank of Qingdao Co. Ltd., Class H(a)	282,500	123,438
Bank of Shanghai Co. Ltd., Class A	46,800	41,401
Bank of the Philippine Islands	24,190	40,807
Bank of Zhengzhou Co. Ltd., Class A*	17,490	6,724
Bank Pan Indonesia Tbk. PT	71,500	8,629
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	2,165,160	195,605
Bank Pembangunan Daerah Jawa Timur Tbk. PT	974,100	46,628
Bank Rakyat Indonesia Persero Tbk. PT	1,190,819	350,040
Bank Tabungan Negara Persero Tbk. PT	1,803,800	178,769
Banque Saudi Fransi	11,261	152,905
BDO Unibank, Inc.	55,120	119,478
BNK Financial Group, Inc.	11,493	60,070
BOC Hong Kong Holdings Ltd.	119,500	431,576
Boubyan Bank KSCP	21,140	57,081
Burgan Bank SAK	30,004	22,993
Canara Bank	15,092	42,328
Capitec Bank Holdings Ltd.	1,790	214,037
Chang Hwa Commercial Bank Ltd.	119,722	71,175
China Bohai Bank Co. Ltd., Class H(a)(c)	1,320,500	235,506
China CITIC Bank Corp. Ltd., Class H	260,000	108,638
China Construction Bank Corp., Class A	28,200	23,314
China Construction Bank Corp., Class H	3,328,000	2,124,012
China Everbright Bank Co. Ltd., Class A	124,800	53,720
China Everbright Bank Co. Ltd., Class H	53,000	16,069
China Merchants Bank Co. Ltd., Class A	52,000	270,682
China Merchants Bank Co. Ltd., Class H	119,500	645,460

Investments	Shares	Value ($)
China Minsheng Banking Corp. Ltd., Class A	88,400	47,761
China Minsheng Banking Corp. Ltd., Class H(c)	208,000	67,833
China Zheshang Bank Co. Ltd., Class A*	47,000	22,603
China Zheshang Bank Co. Ltd., Class H*(c)	53,000	24,981
Chongqing Rural Commercial Bank Co. Ltd., Class A	18,800	9,990
Chongqing Rural Commercial Bank Co. Ltd., Class H	94,000	32,691
CIMB Group Holdings Bhd.	215,901	252,746
City Union Bank Ltd.	9,675	19,634
Commercial Bank PSQC (The)	63,053	126,322
Commercial International Bank Egypt SAE	57,616	115,415
Credicorp Ltd.	2,132	275,881
Credit Agricole Egypt SAE	251,507	70,986
Credit Bank of Moscow PJSC*‡(b)	229,590	—
CTBC Financial Holding Co. Ltd.	624,000	478,301
DGB Financial Group, Inc.	7,488	44,498
Doha Bank QPSC	628,229	432,994
Dubai Islamic Bank PJSC	89,591	143,422
E.Sun Financial Holding Co. Ltd.	258,179	237,130
Emirates NBD Bank PJSC	76,960	289,146
Eurobank Ergasias Services and Holdings SA*	86,216	78,574
Faisal Islamic Bank of Egypt	49,544	49,049
Far Eastern International Bank	58,088	21,923
Federal Bank Ltd.	31,046	41,774
First Abu Dhabi Bank PJSC	81,747	432,209
First Financial Holding Co. Ltd.	195,267	176,087
Grupo Aval Acciones y Valores SA (Preference)	142,166	24,454
Grupo Bolivar SA	1,518	21,701
Grupo Elektra SAB de CV(c)	1,040	61,162
Grupo Financiero Banorte SAB de CV, Class O	78,000	444,352
Grupo Financiero Inbursa SAB de CV, Class O*(c)	29,446	54,292
Gulf Bank KSCP	47,580	55,703
Habib Bank Ltd.	323,621	116,788
Haci Omer Sabanci Holding A/S	32,096	35,596
Hana Financial Group, Inc.	9,932	284,405
Hong Leong Bank Bhd.	14,900	70,240
Hong Leong Financial Group Bhd.	10,000	43,770
Hua Nan Financial Holdings Co. Ltd.	164,473	126,894
Huaxia Bank Co. Ltd., Class A	47,000	35,718
ICICI Bank Ltd.*	96,200	993,541
IDFC First Bank Ltd.*	61,957	29,352
Indian Bank	7,425	16,534
IndusInd Bank Ltd.	10,105	133,036
Industrial & Commercial Bank of China Ltd., Class A	270,400	175,793
Industrial & Commercial Bank of China Ltd., Class H	2,132,000	1,127,123
Industrial Bank Co. Ltd., Class A	57,200	150,870

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Bank of Korea	10,348	74,796
Intercorp Financial Services, Inc.	1,040	24,752
Itau CorpBanca Chile SA	10,585,840	22,861
Itau Unibanco Holding SA (Preference)*	156,000	708,866
Itausa SA	28,014	49,797
Itausa SA (Preference)	153,000	254,016
JB Financial Group Co. Ltd.	3,370	19,352
Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	6,700	7,677
KakaoBank Corp.*	1,300	30,921
Kasikornbank PCL, NVDR	37,900	150,323
KB Financial Group, Inc.	12,376	461,564
Kiatnakin Phatra Bank PCL, NVDR	9,800	17,505
King’s Town Bank Co. Ltd.	24,000	27,935
Komercni Banka A/S	1,272	32,036
Kotak Mahindra Bank Ltd.	19,491	445,180
Krung Thai Bank PCL, NVDR	119,000	51,402
Kuwait Finance House KSCP	104,760	301,657
Kuwait International Bank KSCP	26,655	19,384
Kuwait Projects Co. Holding KSCP	22,000	10,905
Malayan Banking Bhd.	222,300	442,552
Malaysia Building Society Bhd.	119,217	15,537
Masraf Al Rayan QSC	115,068	139,026
MCB Bank Ltd.	263,975	134,340
Mega Financial Holding Co. Ltd.	191,000	225,824
Metropolitan Bank & Trust Co.	51,590	45,479
Moneta Money Bank A/S(a)	19,094	63,434
National Bank of Greece SA*	14,552	45,226
National Bank of Kuwait SAKP	142,726	496,155
Nedbank Group Ltd.	14,836	193,160
O-Bank Co. Ltd.	106,000	28,889
OTP Bank Nyrt.	7,124	146,144
Ping An Bank Co. Ltd., Class A	49,800	93,728
Piraeus Financial Holdings SA*	28,658	25,884
Postal Savings Bank of China Co. Ltd., Class A	103,699	72,189
Postal Savings Bank of China Co. Ltd., Class H(a)(c)	312,000	206,280
Public Bank Bhd.	272,200	283,790
Punjab National Bank	43,248	17,106
Qatar International Islamic Bank QSC	15,805	51,211
Qatar Islamic Bank SAQ	33,139	233,954
Qatar National Bank QPSC	82,709	456,725
Qingdao Rural Commercial Bank Corp., Class A	18,800	8,651
RBL Bank Ltd.*(a)	178,645	207,920
Regional SAB de CV	5,500	30,085
RHB Bank Bhd.	74,359	98,243
Riyad Bank	25,699	249,737
Rizal Commercial Banking Corp.	291,800	105,224
Saudi British Bank (The)	7,384	82,569
Saudi Investment Bank (The)	9,003	50,336
Saudi National Bank (The)	39,900	744,673
Sberbank of Russia PJSC*‡(b)	369,050	—
Sberbank of Russia PJSC (Preference)*‡(b)	39,708	—

Investments	Shares	Value ($)
SCB X PCL, NVDR	32,300	89,064
Security Bank Corp.	123,950	203,586
Shanghai Commercial & Savings Bank Ltd. (The)	132,000	220,874
Shanghai Pudong Development Bank Co. Ltd., Class A	78,000	84,053
Shinhan Financial Group Co. Ltd.	16,328	448,703
SinoPac Financial Holdings Co. Ltd.	364,000	205,457
Standard Bank Group Ltd.	43,248	415,336
State Bank of India	54,584	363,853
Taichung Commercial Bank Co. Ltd.	95,120	42,253
Taishin Financial Holding Co. Ltd.	358,566	188,019
Taiwan Business Bank	86,892	35,986
Taiwan Cooperative Financial Holding Co. Ltd.	198,200	181,379
Thanachart Capital PCL, NVDR	19,300	19,793
Tisco Financial Group PCL, NVDR	11,200	26,927
TMBThanachart Bank PCL, NVDR	1,367,200	44,571
Turkiye Garanti Bankasi A/S	13,849	11,224
Turkiye Halk Bankasi A/S*	206,807	55,983
Turkiye Is Bankasi A/S, Class C	120,184	35,016
Turkiye Vakiflar Bankasi TAO, Class D*	28	6
Union Bank of India Ltd.	10,017	4,828
Union Bank of Taiwan	86,345	38,499
Union Bank of the Philippines	7,980	11,681
United Bank Ltd.	205,785	94,997
VTB Bank PJSC*‡(b)	136,511,531	—
Warba Bank KSCP*	13,340	11,006
Woori Financial Group, Inc.	18,980	173,860
Yapi ve Kredi Bankasi A/S	44,710	11,853
Yes Bank Ltd.*	38,361	7,236

		32,234,223

Beverages - 1.3%
Ambev SA	82,200	236,097
Anadolu Efes Biracilik ve Malt Sanayii A/S	27	55
Anhui Gujing Distillery Co. Ltd., Class A	1,000	31,666
Anhui Gujing Distillery Co. Ltd., Class B	2,200	33,625
Arca Continental SAB de CV	15,600	108,194
Becle SAB de CV	10,700	24,248
Carabao Group PCL, NVDR	11,600	35,452
China Foods Ltd.	312,000	99,364
China Resources Beer Holdings Co. Ltd.	27,107	187,162
Chongqing Brewery Co. Ltd., Class A	600	10,945
Cia Cervecerias Unidas SA	4,510	26,013
Coca-Cola Femsa SAB de CV	10,400	63,042
Coca-Cola Icecek A/S	2,875	23,252
Distell Group Holdings Ltd.*	2,280	23,266
Embotelladora Andina SA (Preference), Class B	163,096	295,782
Emperador, Inc.	55,200	18,904

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Fomento Economico Mexicano SAB de CV	31,714	197,865
Fraser & Neave Holdings Bhd.	3,700	18,041
Hebei Hengshui Laobaigan Liquor Co. Ltd., Class A	2,300	8,862
Heineken Malaysia Bhd.	3,800	19,382
Hey Song Corp.	28,000	31,469
Hite Jinro Co. Ltd.	348	8,103
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	2,100	51,493
JiuGui Liquor Co. Ltd., Class A	500	10,944
Kweichow Moutai Co. Ltd., Class A	1,900	535,391
Lotte Chilsung Beverage Co. Ltd.	150	20,495
Luzhou Laojiao Co. Ltd., Class A	2,400	79,155
Nongfu Spring Co. Ltd., Class H(a)	34,400	205,964
Osotspa PCL, NVDR	31,700	26,912
Radico Khaitan Ltd.	4,628	54,930
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	1,960	79,762
Tsingtao Brewery Co. Ltd., Class A	1,100	16,084
Tsingtao Brewery Co. Ltd., Class H	8,000	78,116
United Breweries Ltd.*	1,379	28,228
United Spirits Ltd.*	5,923	58,213
Varun Beverages Ltd.	6,613	73,646
Vina Concha y Toro SA	190,410	255,999
Wuliangye Yibin Co. Ltd., Class A	6,300	166,823

		3,242,944

Biotechnology - 0.9%
3SBio, Inc.(a)	365,480	243,036
ABLBio, Inc.*	1,585	27,086
Adimmune Corp.	19,000	25,510
Akeso, Inc.*(a)(c)	22,000	58,854
Alphamab Oncology*(a)	24,000	20,026
Alteogen, Inc.*	780	39,147
Amicogen, Inc.*	514	9,496
BeiGene Ltd.*(c)	12,400	159,385
Beijing Tiantan Biological Products Corp. Ltd., Class A	6,360	18,871
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	1,015	20,390
Biocon Ltd.	6,644	25,751
Bioneer Corp.*	1,265	31,355
BNC Korea Co. Ltd.*	2,035	18,328
Celltrion, Inc.	1,805	263,990
Daan Gene Co. Ltd., Class A	8,000	22,336
Eubiologics Co. Ltd.*	935	11,300
GC Cell Corp.*	3,569	166,211
GeneOne Life Science, Inc.*	3,823	39,139
Genexine, Inc.*	1,440	35,526
Green Cross Corp.	163	21,707
Green Cross Holdings Corp.	16,013	253,920
Helixmith Co. Ltd.*	1,890	26,478
Hualan Biological Engineering, Inc., Class A	5,300	15,734
Hugel, Inc.*	126	13,006
I-Mab, ADR*(c)	742	7,776

Investments	Shares	Value ($)
InnoCare Pharma Ltd.*(a)	31,000	43,677
Innovent Biologics, Inc.*(a)	19,000	79,269
iNtRON Biotechnology, Inc.*	1,643	14,038
Kintor Pharmaceutical Ltd.*(a)(c)	7,000	13,465
L&C Bio Co. Ltd.	899	20,726
Medigen Vaccine Biologics Corp.*	3,078	21,177
MedPacto, Inc.*	235	4,893
Medytox, Inc.*	120	10,650
Naturecell Co. Ltd.*	2,743	50,464
NKMax Co. Ltd.*	1,797	22,063
OBI Pharma, Inc.*	10,354	28,599
PharmaResearch Co. Ltd.	349	19,504
Pharmicell Co. Ltd.*	2,919	25,840
Prestige Biopharm Ltd., Receipts*	9,307	85,254
Seegene, Inc.	1,378	42,111
Shanghai Junshi Biosciences Co. Ltd., Class A*	1,113	10,142
Shanghai Junshi Biosciences Co. Ltd., Class H*(a)(c)	2,200	9,206
Shanghai RAAS Blood Products Co. Ltd., Class A	9,400	8,051
SillaJen, Inc.*‡(b)	2,522	11,745
SK Bioscience Co. Ltd.*	468	43,950
Taigen Biopharmaceuticals Holdings Ltd.*	44,000	28,289
TaiMed Biologics, Inc.*	1,000	1,914
Tanvex BioPharma, Inc.*	6,000	12,825
Vaxcell-Bio Therapeutics Co. Ltd.*	371	17,963
Zai Lab Ltd.*	13,500	55,119
Zhejiang Orient Gene Biotech Co. Ltd., Class A	770	12,966

		2,268,258

Building Products - 0.3%
Astral Ltd.	1,766	40,451
Beijing New Building Materials plc, Class A	5,300	22,625
Blue Star Ltd.	2,703	33,599
China Lesso Group Holdings Ltd.	33,000	40,483
Kajaria Ceramics Ltd.	2,608	38,697
KCC Glass Corp.	4,680	172,379
Kyung Dong Navien Co. Ltd.	3,024	92,878
Luoyang Glass Co. Ltd., Class H*	18,000	30,956
LX Hausys Ltd.	88	2,947
National Central Cooling Co. PJSC	24,552	18,649
Saudi Ceramic Co.	935	9,086
Taiwan Glass Industry Corp.	48,000	28,456
Xinyi Glass Holdings Ltd.	83,000	163,465
Zhejiang Weixing New Building Materials Co. Ltd., Class A	5,300	15,466
Zhuzhou Kibing Group Co. Ltd., Class A	5,300	9,007

		719,144

Capital Markets - 1.8%
Aju IB Investment Co. Ltd.	828	2,011
Angel One Ltd.	599	10,329
B3 SA - Brasil Bolsa Balcao	114,400	244,072
Banco BTG Pactual SA*	20,800	90,154

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Bangkok Commercial Asset Management PCL, NVDR	26,500	12,167
Bolsa Mexicana de Valores SAB de CV	27,600	51,430
Boursa Kuwait Securities Co. KPSC	2,016	15,101
Bursa Malaysia Bhd.	8,000	11,738
Caitong Securities Co. Ltd., Class A	12,220	13,205
Capital Securities Corp.	79,000	30,079
Changjiang Securities Co. Ltd., Class A	14,100	11,364
China Bills Finance Corp.	53,000	28,411
China Cinda Asset Management Co. Ltd., Class H	3,675,000	505,612
China Everbright Ltd.	368,000	279,402
China Galaxy Securities Co. Ltd., Class A	5,200	6,707
China Galaxy Securities Co. Ltd., Class H	136,000	67,221
China International Capital Corp. Ltd., Class A*	1,600	10,072
China International Capital Corp. Ltd., Class H(a)	19,600	36,005
China Merchants Securities Co. Ltd., Class A*	22,020	45,431
China Merchants Securities Co. Ltd., Class H(a)(c)	16,600	15,374
CITIC Securities Co. Ltd., Class A	18,075	52,584
CITIC Securities Co. Ltd., Class H	30,573	62,783
Coronation Fund Managers Ltd.	7,009	14,305
CRISIL Ltd.	342	13,494
CSC Financial Co. Ltd., Class A	7,500	28,944
CSC Financial Co. Ltd., Class H(a)	372,000	347,836
Daishin Securities Co. Ltd.	212	2,521
Daishin Securities Co. Ltd. (Preference)	530	5,752
Daou Data Corp.	6,760	59,841
Daou Technology, Inc.	10,064	145,642
Dubai Financial Market PJSC	33,628	15,656
Egyptian Financial Group-Hermes Holding Co.*	381,088	230,828
Everbright Securities Co. Ltd., Class A*	9,400	21,152
Founder Securities Co. Ltd., Class A	14,100	13,750
GF Securities Co. Ltd., Class A	14,100	33,318
GF Securities Co. Ltd., Class H	45,600	60,297
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., Class A	11,664	11,080
Guosen Securities Co. Ltd., Class A	14,100	19,254
Guotai Junan International Holdings Ltd.(c)	1,174,000	118,149
Guotai Junan Securities Co. Ltd., Class A	20,800	44,612
Guotai Junan Securities Co. Ltd., Class H(a)(c)	21,200	25,197
Haitong Securities Co. Ltd., Class A	18,800	26,063

Investments	Shares	Value ($)
Haitong Securities Co. Ltd., Class H	104,000	69,555
Hanwha Investment & Securities Co. Ltd.	5,088	13,062
HDFC Asset Management Co. Ltd.(a)	782	19,212
Huatai Securities Co. Ltd., Class A	24,900	49,008
Huatai Securities Co. Ltd., Class H(a)	48,600	64,017
IBF Financial Holdings Co. Ltd.	49,893	23,496
ICICI Securities Ltd.(a)	1,880	11,398
IDFC Ltd.	72,956	50,303
IIFL Wealth Management Ltd.	2,051	43,264
Indian Energy Exchange Ltd.(a)	14,850	29,902
Industrial Securities Co. Ltd., Class A	26,500	25,410
Investec Ltd.	8,535	45,458
Is Yatirim Menkul Degerler A/S	60,216	70,579
JM Financial Ltd.	159,649	128,104
JSE Ltd.	1,224	8,032
KIWOOM Securities Co. Ltd.	640	41,629
Korea Investment Holdings Co. Ltd.	1,300	63,144
Meritz Securities Co. Ltd.	6,708	25,043
Mirae Asset Securities Co. Ltd.	7,325	37,158
Mirae Asset Securities Co. Ltd. (Preference)	6,840	20,692
Moscow Exchange MICEX-RTS PJSC*‡(b)	29,911	—
Multi Commodity Exchange of India Ltd.	583	10,275
Nanjing Securities Co. Ltd., Class A*	9,400	11,134
NH Investment & Securities Co. Ltd.	5,356	41,022
Ninety One Ltd.	6,828	16,640
Nippon Life India Asset Management Ltd.(a)	5,244	18,479
Orient Securities Co. Ltd., Class A	12,032	15,448
Orient Securities Co. Ltd., Class H(a)(c)	20,400	9,771
Pacific Strategic Financial Tbk. PT*	448,500	32,505
Pihsiang Machinery Manufacturing Co. Ltd.*‡(b)	5,000	—
President Securities Corp.	53,000	27,703
PSG Konsult Ltd.	3,256	2,324
Reinet Investments SCA	2,600	45,099
Samsung Securities Co. Ltd.	2,132	57,440
Saratoga Investama Sedaya Tbk. PT	27,500	4,728
Saudi Tadawul Group Holding Co.	827	48,660
Shenwan Hongyuan Group Co. Ltd., Class A*	47,900	29,363
Shenwan Hongyuan Group Co. Ltd., Class H(a)	75,200	14,082
Shinyoung Securities Co. Ltd.	1,716	73,839
Sinolink Securities Co. Ltd., Class A	9,400	11,846

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Sociedad de Inversiones Oro Blanco SA	20,711,523	178,043
SPIC Industry-Finance Holdings Co. Ltd., Class A	25,000	18,257
UTI Asset Management Co. Ltd.	1,378	12,061
Western Securities Co. Ltd., Class A	10,000	9,440
Woori Investment Bank Co. Ltd.	6,985	4,914
Woori Technology Investment Co. Ltd.*	23,857	112,389
Yuanta Securities Korea Co. Ltd.	41,946	93,152
Zheshang Securities Co. Ltd., Class A	4,700	7,465
Zhongtai Securities Co. Ltd., Class A*	15,900	17,205

		4,600,693

Chemicals - 4.4%
Aarti Industries Ltd.	4,472	44,014
Advanced Nano Products Co. Ltd.	355	22,763
Advanced Petrochemical Co.	2,025	26,391
AECI Ltd.	42,576	232,566
Aekyung Chemical Co. Ltd.	6,446	41,432
Alkyl Amines Chemicals	220	8,132
Alpek SAB de CV(c)	19,636	26,145
Alujain Corp.	14,758	244,002
Asia Polymer Corp.	156,000	134,685
Asian Paints Ltd.	7,876	331,267
Atul Ltd.	259	29,040
Avia Avian Tbk. PT	561,700	32,378
Balaji Amines Ltd.	742	31,838
Barito Pacific Tbk. PT	474,700	28,804
Batu Kawan Bhd.	6,300	32,841
Bayer CropScience Ltd.	141	9,401
Berger Paints India Ltd.	5,453	42,978
Boubyan Petrochemicals Co. KSCP	7,344	22,345
Braskem SA (Preference), Class A	5,500	38,821
Carborundum Universal Ltd.	5,408	54,680
Castrol India Ltd.	31,952	45,875
Chambal Fertilisers and Chemicals Ltd.	4,398	17,875
Chandra Asri Petrochemical Tbk. PT	41,200	26,388
Chemplast Sanmar Ltd.*	17,680	106,110
China General Plastics Corp.	21,000	17,640
China Lumena New Materials Corp.*‡(b)	22,200	—
China Man-Made Fiber Corp.	110,042	28,520
China Petrochemical Development Corp.	85,254	29,043
China Risun Group Ltd.(a)(c)	602,000	237,736
China Steel Chemical Corp.	9,000	35,019
China XLX Fertiliser Ltd.	167,000	107,647
Chunbo Co. Ltd.	141	25,626
CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	7,975	11,743
Coromandel International Ltd.	1,898	24,635
D&L Industries, Inc.	110,800	14,330
DCM Shriram Ltd.	1,375	17,349

Investments	Shares	Value ($)
Deepak Fertilisers & Petrochemicals Corp. Ltd.	2,538	22,759
Deepak Nitrite Ltd.	1,105	26,759
Dongjin Semichem Co. Ltd.	725	19,840
Dongyue Group Ltd.	42,000	45,639
Ecopro Co. Ltd.	631	43,375
Egypt Kuwait Holding Co. SAE	10,969	13,865
EID Parry India Ltd.	42,523	300,355
Engro Corp. Ltd.	140,382	137,809
Engro Fertilizers Ltd.	253,910	83,928
Engro Polymer & Chemicals Ltd.	112,242	31,155
Eternal Materials Co. Ltd.	29,000	31,091
Fauji Fertilizer Co. Ltd.	297,794	128,973
Fertiglobe plc	37,334	48,687
Fine Organic Industries Ltd.	504	34,251
Finolex Industries Ltd.	19,195	32,149
Foosung Co. Ltd.	1,768	25,177
Formosa Chemicals & Fibre Corp.	71,000	165,993
Formosa Plastics Corp.	79,000	242,744
Formosan Union Chemical	149,000	120,430
Fufeng Group Ltd.	480,000	278,220
Grand Pacific Petrochemical	314,000	207,648
Guangzhou Tinci Materials Technology Co. Ltd., Class A	7,200	55,978
Gujarat Fluorochemicals Ltd.	715	30,160
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	5,335	48,584
Hangzhou Oxygen Plant Group Co. Ltd.	2,400	13,768
Hansol Chemical Co. Ltd.	232	39,199
Hanwha Solutions Corp.*	3,810	128,457
Hektas Ticaret TAS*	8,504	15,625
Hengli Petrochemical Co. Ltd., Class A	15,600	46,727
Hengyi Petrochemical Co. Ltd., Class A	14,100	19,589
Hoshine Silicon Industry Co. Ltd., Class A	2,400	34,971
Huabao International Holdings Ltd.	17,000	9,161
Huafon Chemical Co. Ltd., Class A	5,300	5,979
Hubei Xingfa Chemicals Group Co. Ltd., Class A	5,400	29,833
Hyosung Advanced Materials Corp.	55	16,638
Hyosung Chemical Corp.*	833	118,304
Hyosung TNC Corp.	110	29,170
Indorama Ventures PCL, NVDR	70,600	83,911
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	23,500	15,871
International CSRC Investment Holdings Co.	53,000	36,111
Jiangsu Eastern Shenghong Co. Ltd., Class A	11,000	32,197
Jubilant Ingrevia Ltd.	2,701	18,056
Kansai Nerolac Paints Ltd.	2,196	11,082
KCC Corp.	106	23,785
KG Chemical Corp.	3,828	82,801
Kolon Industries, Inc.	674	28,380
Korea Petrochemical Ind Co. Ltd.	1,790	174,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KuibyshevAzot PJSC‡(b)	9,900	—
Kukdo Chemical Co. Ltd.	2,187	85,352
Kumho Petrochemical Co. Ltd.	468	46,652
LB Group Co. Ltd., Class A	4,700	14,190
LG Chem Ltd.	884	410,324
LG Chem Ltd. (Preference)	170	38,080
Linde India Ltd.	624	28,651
Lotte Chemical Corp.	520	70,649
LOTTE Fine Chemical Co. Ltd.	397	20,108
Luxi Chemical Group Co. Ltd., Class A	6,500	13,584
Mesaieed Petrochemical Holding Co.	72,566	54,199
Miwon Commercial Co. Ltd.	125	17,368
Miwon Specialty Chemical Co. Ltd.	120	17,966
Nan Ya Plastics Corp.	182,000	409,091
Nantex Industry Co. Ltd.	115,000	164,390
National Industrialization Co.*	5,584	24,352
Navin Fluorine International Ltd.	645	35,670
Ningxia Baofeng Energy Group Co. Ltd., Class A	10,600	21,177
Nizhnekamskneftekhim PJSC‡(b)	28,600	—
Nizhnekamskneftekhim PJSC (Preference)‡(b)	26,400	—
OCI Co. Ltd.	638	60,161
Omnia Holdings Ltd.	9,138	34,946
Orbia Advance Corp. SAB de CV	31,733	70,073
Organichesky Sintez PJSC‡(b)	11,550	—
Oriental Union Chemical Corp.	38,000	21,957
Petkim Petrokimya Holding A/S*	57,016	28,577
Petronas Chemicals Group Bhd.	46,300	92,382
PhosAgro PJSC‡(b)	1,540	—
PI Advanced Materials Co. Ltd.	520	14,890
PI Industries Ltd.	1,314	51,225
Pidilite Industries Ltd.	3,380	104,531
Polyplex Corp. Ltd.	740	21,776
PTT Global Chemical PCL, NVDR	66,900	80,422
Qinghai Salt Lake Industry Co. Ltd., Class A*	11,337	48,867
Rongsheng Petrochemical Co. Ltd., Class A	26,000	55,148
SABIC Agri-Nutrients Co.	3,900	138,099
Sahara International Petrochemical Co.	5,608	70,249
Sasa Polyester Sanayi A/S*	8,102	20,114
Sasol Ltd.*	18,502	388,323
Satellite Chemical Co. Ltd., Class A	3,330	11,205
Saudi Basic Industries Corp.	16,588	437,224
Saudi Industrial Investment Group	7,163	52,826
Saudi Kayan Petrochemical Co.*	16,952	67,700
Scientex Bhd.	26,100	20,115
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	6,110	25,883
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,800	29,441
Shin Foong Specialty & Applied Materials Co. Ltd.	17,000	47,410
Shinkong Synthetic Fibers Corp.	53,000	32,128

Investments	Shares	Value ($)
Shiny Chemical Industrial Co. Ltd.	3,750	18,787
Sichuan Yahua Industrial Group Co. Ltd., Class A	3,600	15,576
Sinofert Holdings Ltd.*(c)	742,000	102,085
Sinon Corp.	21,000	24,478
SK Chemicals Co. Ltd.	412	33,300
SK IE Technology Co. Ltd.*(a)	349	21,975
SKC Co. Ltd.	440	46,063
Sociedad Quimica y Minera de Chile SA (Preference), Class B	2,613	259,399
Solar Applied Materials Technology Corp.	26,000	32,217
Solar Industries India Ltd.	699	24,182
Soulbrain Co. Ltd.	141	25,300
Soulbrain Holdings Co. Ltd.	1,782	29,080
SRF Ltd.	2,744	84,067
Sumitomo Chemical India Ltd.	2,585	14,730
Supreme Industries Ltd.	1,204	28,817
Supreme Petrochem Ltd.	1,728	18,664
Surya Esa Perkasa Tbk. PT	280,400	19,566
Taekwang Industrial Co. Ltd.	104	71,970
Taiwan Fertilizer Co. Ltd.	13,000	27,788
Tata Chemicals Ltd.	3,975	45,632
TKG Huchems Co. Ltd.	1,338	20,702
Tongkun Group Co. Ltd., Class A	9,400	20,133
TSRC Corp.	279,000	240,879
Unid Co. Ltd.	2,625	194,183
Unipar Carbocloro SA	3,335	52,225
Unipar Carbocloro SA (Preference), Class B	21,249	340,520
UPC Technology Corp.	370,000	187,218
UPL Ltd.	9,984	93,351
USI Corp.	28,000	21,369
Wanhua Chemical Group Co. Ltd., Class A	5,200	64,603
Xinjiang Zhongtai Chemical Co. Ltd., Class A	10,600	11,643
Yanbu National Petrochemical Co.	5,772	76,069
Yunnan Energy New Material Co. Ltd.	1,200	38,113
Zhejiang Yongtai Technology Co. Ltd., Class A	2,800	12,763

		11,185,155

Commercial Services & Supplies - 0.2%
China Conch Environment Protection Holdings Ltd.*	87,500	69,221
China Everbright Environment Group Ltd.	104,000	55,379
Cleanaway Co. Ltd.	1,000	5,811
Dynagreen Environmental Protection Group Co. Ltd., Class H(a)(c)	174,000	67,828
Ecopro HN Co. Ltd.	687	23,876
Frontken Corp. Bhd.	44,000	28,473
GPS Participacoes e Empreendimentos SA(d)	14,100	33,663
Indian Railway Catering & Tourism Corp. Ltd.	5,720	45,977

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
KEPCO Plant Service & Engineering Co. Ltd.	954	28,089
PNB Holdings Corp.*(b)	46,815	35,450
S-1 Corp.	347	17,041
Saudi Airlines Catering Co.*	1,848	38,869
Sunny Friend Environmental Technology Co. Ltd.	5,000	30,811
Taiwan Secom Co. Ltd.	3,165	10,835
Taiwan Shin Kong Security Co. Ltd.	24,000	31,342

		522,665

Communications Equipment - 0.3%
Accton Technology Corp.	9,000	74,547
Advanced Ceramic X Corp.	2,000	12,458
Arcadyan Technology Corp.	78,000	323,035
BYD Electronic International Co. Ltd.(c)	24,500	62,889
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	5,713	29,884
Intellian Technologies, Inc.	218	11,478
KMW Co. Ltd.*	563	13,760
Seojin System Co. Ltd.	11,795	145,270
Sercomm Corp.	15,000	45,289
Sterlite Technologies Ltd.	11,660	20,867
Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	900	4,126
Wistron NeWeb Corp.	13,000	32,564
ZTE Corp., Class A	4,700	17,036
ZTE Corp., Class H	10,600	22,794

		815,997

Construction & Engineering - 1.3%
BES Engineering Corp.	560,000	165,151
CH Karnchang PCL, NVDR	44,000	25,580
China Communications Services Corp. Ltd., Class H	988,000	402,757
China Conch Venture Holdings Ltd.	52,000	100,954
China Energy Engineering Corp. Ltd.*	127,800	43,440
China Energy Engineering Corp. Ltd., Class H	100,000	13,249
China Railway Group Ltd., Class A	47,000	40,322
China Railway Group Ltd., Class H	125,000	74,523
Continental Holdings Corp.	208,000	202,505
CTCI Corp.	21,000	31,176
Daewoo Engineering & Construction Co. Ltd.*	3,901	15,765
Dayamitra Telekomunikasi Tbk. PT	565,500	27,832
DL Construction Co. Ltd.	4,056	66,190
DL E&C Co. Ltd.	1,352	42,201
DL Holdings Co. Ltd.	397	19,864
Gamuda Bhd.	48,221	40,631
Greentown Management Holdings Co. Ltd.(a)	35,000	29,026
GS Engineering & Construction Corp.	2,600	59,641

Investments	Shares	Value ($)
HDC Hyundai Development Co-Engineering & Construction, Class E	16,988	161,498
Hyundai Engineering & Construction Co. Ltd.	2,418	78,453
IJM Corp. Bhd.	78,400	31,180
IRB Infrastructure Developers Ltd.*	4,804	12,946
IS Dongseo Co. Ltd.	808	25,065
KEC International Ltd.	6,678	38,752
KEPCO Engineering & Construction Co., Inc.	382	19,290
KNR Constructions Ltd.	6,325	21,035
Larsen & Toubro Ltd.	13,328	304,029
Larsen & Toubro Ltd., GDR(a)	296	6,793
Metallurgical Corp. of China Ltd., Class A	65,800	31,839
Metallurgical Corp. of China Ltd., Class H	106,000	22,146
NBCC India Ltd.	41,870	17,406
Power Construction Corp. of China Ltd., Class A	37,600	40,462
Praj Industries Ltd.	6,061	30,190
Rail Vikas Nigam Ltd.(a)	204,100	79,697
Ruentex Engineering & Construction Co.	26,000	72,162
Run Long Construction Co. Ltd.	79,000	174,143
Samsung Engineering Co. Ltd.*	3,016	45,504
Shanghai Construction Group Co. Ltd., Class A*	23,500	10,220
Shanghai Tunnel Engineering Co. Ltd., Class A	14,100	11,427
Sichuan Road & Bridge Co. Ltd., Class A	14,600	21,909
Tekfen Holding A/S	99,528	141,766
TY Holdings Co. Ltd.*	9,284	131,853
United Integrated Services Co. Ltd.	3,000	15,330
Voltas Ltd.	4,212	53,393
Waskita Karya Persero Tbk. PT*	603,196	20,944
Xinte Energy Co. Ltd., Class H(c)	104,000	276,233
Yankey Engineering Co. Ltd.	12,000	65,729

		3,362,201

Construction Materials - 1.4%
ACC Ltd.	1,404	39,455
Ambuja Cements Ltd.	12,059	57,023
Anhui Conch Cement Co. Ltd., Class A	10,400	50,169
Anhui Conch Cement Co. Ltd., Class H	41,500	164,152
Arabian Cement Co.	2,310	23,371
Asia Cement China Holdings Corp.	189,500	93,665
Asia Cement Co. Ltd.	8,112	73,059
Asia Cement Corp.	82,000	113,520
BBMG Corp., Class A	42,300	16,513
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	6,000	36,024
Birla Corp. Ltd.	2,530	31,106

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Cementos Argos SA	22,735	20,611
Cemex SAB de CV*	454,100	183,554
Chia Hsin Cement Corp.	48,000	29,258
China Jushi Co. Ltd., Class A	5,143	11,412
China National Building Material Co. Ltd., Class H	140,050	140,587
China Resources Cement Holdings Ltd.(c)	68,000	41,753
China Tianrui Group Cement Co. Ltd.*	36,000	28,800
City Cement Co.	4,208	25,656
CSG Holding Co. Ltd., Class B	479,700	176,605
Dalmia Bharat Ltd.	1,710	34,511
Eastern Province Cement Co.	1,199	13,902
GCC SAB de CV(c)	7,800	48,266
Goldsun Building Materials Co. Ltd.	38,000	31,348
Grasim Industries Ltd.	6,344	125,901
Grupo Argos SA	151,196	425,261
Hanil Cement Co. Ltd.	1,031	11,309
Huaxin Cement Co. Ltd., Class A	3,700	9,863
Huaxin Cement Co. Ltd., Class H	10,400	13,328
Indocement Tunggal Prakarsa Tbk. PT	32,900	20,628
JK Cement Ltd.	530	16,745
Lucky Cement Ltd.*	58,110	100,156
Nuh Cimento Sanayi A/S	29,640	96,696
Oyak Cimento Fabrikalari A/S*	33,804	23,849
POSCO Chemical Co. Ltd.	529	53,547
Qassim Cement Co. (The)	1,998	41,811
Qatar National Cement Co. QSC	11,041	14,756
Ramco Cements Ltd. (The)*	2,289	21,193
Riyadh Cement Co.	1,967	17,230
Saudi Cement Co.	2,022	28,801
Semen Indonesia Persero Tbk. PT	57,600	25,339
Shree Cement Ltd.	208	53,791
Siam Cement PCL (The), NVDR	8,800	89,171
Southern Province Cement Co.	1,634	25,363
SSANGYONG C&E Co. Ltd.	290	1,489
Taiwan Cement Corp.	189,684	245,491
Tangshan Jidong Cement Co. Ltd., Class A	4,700	6,732
Tipco Asphalt PCL, NVDR	59,300	25,776
TPI Polene PCL, NVDR	2,069,700	88,838
UltraTech Cement Ltd.	2,238	184,797
Unacem Corp. SAA	394,368	171,377
Universal Cement Corp.	152,000	111,179
Yamama Cement Co.*	3,763	29,405
Yanbu Cement Co.	2,888	28,372

		3,592,514

Consumer Finance - 0.9%
360 DigiTech, Inc., ADR	43,875	637,065
AEON Credit Service M Bhd.	8,800	28,394
Bajaj Finance Ltd.	4,940	449,311
BFI Finance Indonesia Tbk. PT	335,500	26,691
Capri Global Capital Ltd.	1,948	16,895
Cholamandalam Investment and Finance Co. Ltd.	8,060	71,254

Investments	Shares	Value ($)
CreditAccess Grameen Ltd.*	1,166	15,541
Differ Group Holding Co. Ltd.*(c)	166,000	40,179
Gentera SAB de CV	26,941	21,925
JMT Network Services PCL, NVDR	16,500	33,507
Krungthai Card PCL, NVDR	21,200	32,972
Lufax Holding Ltd., ADR	17,734	81,222
Mahindra & Mahindra Financial Services Ltd.	14,859	35,000
Manappuram Finance Ltd.	227,487	282,273
Muangthai Capital PCL, NVDR	16,500	21,628
Muthoot Finance Ltd.	2,226	29,928
Ngern Tid Lor PCL, NVDR	23,692	18,343
Poonawalla Fincorp Ltd.	5,720	19,254
Ratchthani Leasing PCL, NVDR	203,500	22,556
Samsung Card Co. Ltd.	1,140	28,125
SBI Cards & Payment Services Ltd.	5,252	62,237
Shriram City Union Finance Ltd.	717	17,564
Shriram Transport Finance Co. Ltd.	2,966	51,631
Srisawad Corp. PCL, NVDR	26,403	35,685
Sundaram Finance Ltd.	1,445	37,324
Transaction Capital Ltd.	16,120	36,905
Yulon Finance Corp.	3,967	23,650

		2,177,059

Containers & Packaging - 0.3%
Cheng Loong Corp.	16,000	14,482
Klabin SA	26,052	99,887
Polyplex Thailand PCL, NVDR	204,800	126,853
SCG Packaging PCL, NVDR	34,600	47,938
Taiwan Hon Chuan Enterprise Co. Ltd.	117,000	289,559
Ton Yi Industrial Corp.	311,000	170,348

		749,067

Distributors - 0.1%
China Tobacco International HK Co. Ltd.(a)	7,000	10,112
Wuchan Zhongda Group Co. Ltd., Class A	13,800	9,832
Xinhua Winshare Publishing and Media Co. Ltd., Class H(c)	208,000	143,880

		163,824

Diversified Consumer Services - 1.3%
17 Education & Technology Group, Inc., ADR*	1	1
Advtech Ltd.	24,310	24,004
China Education Group Holdings Ltd.(a)	350,000	296,501
Cogna Educacao*	52,400	22,782
Fu Shou Yuan International Group Ltd.	55,000	37,485
Humansoft Holding Co. KSC	1,431	15,395
Lung Yen Life Service Corp.	2,000	2,692
MegaStudyEdu Co. Ltd.	385	26,198
New Oriental Education & Technology Group, Inc.*	645,900	1,785,504
Offcn Education Technology Co. Ltd., Class A*	4,700	3,537
TAL Education Group, ADR*(c)	213,668	1,051,247

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
YDUQS Participacoes SA	10,500	26,765

		3,292,111

Diversified Financial Services - 0.7%
AVIC Industry-Finance Holdings Co. Ltd., Class A	23,500	11,371
Bajaj Finserv Ltd.	668	126,819
Bajaj Holdings & Investment Ltd.	585	38,416
Chailease Holding Co. Ltd.	27,177	191,975
China Shandong Hi-Speed Financial Group Ltd.*	49,500	21,440
Corp. Financiera Colombiana SA*	3,252	14,816
Far East Horizon Ltd.(c)	55,000	45,332
FirstRand Ltd.	103,188	406,015
Genertec Universal Medical Group Co. Ltd.(a)	345,500	217,426
Grupo de Inversiones Suramericana SA	4,400	40,911
Grupo de Inversiones Suramericana SA (Preference)	3,587	12,840
L&T Finance Holdings Ltd.	26,381	25,013
Meritz Financial Group, Inc.	947	19,135
Metro Pacific Investments Corp.	381,000	25,501
National Investments Co. KSCP	27,240	28,870
NICE Holdings Co. Ltd.	6,825	73,814
Piramal Enterprises Ltd.	2,196	49,041
Power Finance Corp. Ltd.	38,002	55,593
REC Ltd.	22,048	36,440
Remgro Ltd.	7,925	65,005
Yuanta Financial Holding Co. Ltd.	386,000	257,840

		1,763,613

Diversified Telecommunication Services - 1.1%
AL Yah Satellite Communications Co. PJSC	43,340	30,915
China Tower Corp. Ltd., Class H(a)	832,000	107,048
Chunghwa Telecom Co. Ltd.	73,000	296,233
CITIC Telecom International Holdings Ltd.	710,000	236,971
Converge Information and Communications Technology Solutions, Inc.*	60,500	20,851
Emirates Telecommunications Group Co. PJSC	63,734	484,115
Hellenic Telecommunications Organization SA	5,047	86,559
HFCL Ltd.	22,055	18,518
Indus Towers Ltd.	26,999	75,808
KT Corp.	3,809	110,684
LG Uplus Corp.	7,921	76,216
Link Net Tbk. PT*	86,400	27,086
Magyar Telekom Telecommunications plc	187,032	147,661
Oi SA*	268,200	24,250
Ooredoo QPSC	18,483	47,195
Operadora De Sites Mexicanos SAB de CV, Series A-1(c)	22,200	26,016
Rostelecom PJSC‡(b)	33,770	—
Rostelecom PJSC (Preference)‡(b)	15,392	—
Sarana Menara Nusantara Tbk. PT	315,700	25,009

Investments	Shares	Value ($)
Saudi Telecom Co.	11,648	311,358
Tata Communications Ltd.	1,646	21,720
Tata Teleservices Maharashtra Ltd.*	6,148	8,354
Telefonica Brasil SA	12,277	105,338
Telekom Malaysia Bhd.	16,700	21,314
Telkom Indonesia Persero Tbk. PT	911,100	259,832
Telkom SA SOC Ltd.*	14,525	37,996
TIME dotCom Bhd.	9,000	9,282
Tower Bersama Infrastructure Tbk. PT	121,300	25,106
True Corp. PCL, NVDR	521,200	67,115
Turk Telekomunikasyon A/S	19,746	9,963

		2,718,513

Electric Utilities - 1.3%
Adani Transmission Ltd.*	5,358	210,207
Alupar Investimento SA	3,500	18,348
Celsia SA ESP	228,748	188,231
Centrais Eletricas Brasileiras SA	36,400	320,790
Centrais Eletricas Brasileiras SA (Preference), Class B	8,581	78,133
CESC Ltd.	267,320	258,513
CEZ A/S	3,302	149,503
Cia de Transmissao de Energia Eletrica Paulista (Preference)	5,200	22,799
Cia Energetica de Minas Gerais	9,356	30,616
Cia Energetica de Minas Gerais (Preference)	49,502	107,041
Cia Paranaense de Energia	5,500	36,472
CPFL Energia SA	4,700	29,694
EDP - Energias do Brasil SA	9,400	39,242
Enel Americas SA	469,138	47,458
Enel Chile SA	829,052	23,725
Energisa SA	4,800	40,668
Enerjisa Enerji A/S(a)	7,676	6,469
Equatorial Energia SA	26,000	124,097
Federal Grid Co. Unified Energy System PJSC*‡(b)	12,705,298	—
Holding Co. ADMIE IPTO SA	41,566	77,984
Inter RAO UES PJSC‡(b)	1,596,292	—
Interconexion Electrica SA ESP	13,728	65,736
Korea Electric Power Corp.*	8,060	138,666
Manila Electric Co.	5,840	36,017
Mosenergo PJSC‡(b)	4,455,000	—
Neoenergia SA	4,700	13,391
Power Grid Corp. of India Ltd.	112,580	303,887
Public Power Corp. SA*	2,126	12,497
ROSSETI PJSC*‡(b)	1,466,436	—
RusHydro PJSC‡(b)	2,361,000	—
Saudi Electricity Co.	25,064	164,424
SGC Energy Co. Ltd.	2,467	66,275
SJVN Ltd.	240,812	86,133
Synergy Grid & Development Phils, Inc.	506,300	112,776
Tata Power Co. Ltd. (The)	34,580	96,810
Tenaga Nasional Bhd.	95,500	177,245
Torrent Power Ltd.	4,645	30,752

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Transmissora Alianca de Energia Eletrica SA	5,800	45,145

		3,159,744

Electrical Equipment - 1.1%
ABB India Ltd.	1,110	38,318
AcBel Polytech, Inc.	152,000	161,945
Amara Raja Batteries Ltd.	1,222	7,585
Bharat Heavy Electricals Ltd.*	45,044	30,603
Bizlink Holding, Inc.	2,000	21,442
CG Power & Industrial Solutions Ltd.*	12,320	34,841
Chicony Power Technology Co. Ltd.	68,000	165,793
China High Speed Transmission Equipment Group Co. Ltd.*	208,000	134,606
Chung-Hsin Electric & Machinery Manufacturing Corp.	21,000	40,820
CS Wind Corp.	581	24,821
Dongfang Electric Corp. Ltd., Class A	9,400	24,152
Doosan Enerbility Co. Ltd.*	7,581	109,417
Doosan Fuel Cell Co. Ltd.*	690	17,474
Ecopro BM Co. Ltd.	876	80,513
ElSewedy Electric Co.*	207,801	72,489
Fangda Carbon New Material Co. Ltd., Class A*	5,300	5,562
Finolex Cables Ltd.	3,245	17,381
Gotion High-tech Co. Ltd., Class A	4,600	26,676
Graphite India Ltd.	5	27
Gulf Cable & Electrical Industries Co. KSCP	4,140	19,914
Hangzhou Steam Turbine Co. Ltd., Class B	12,800	21,116
Havells India Ltd.	4,720	74,399
Hitachi Energy India Ltd.	371	15,096
HUA ENG Wire & Cable Co. Ltd.	156,000	76,070
Hyosung Heavy Industries Corp.*	2,392	110,476
Hyundai Electric & Energy System Co. Ltd.*	1,285	27,152
Jiangsu Zhongtian Technology Co. Ltd., Class A*	10,400	35,504
KEI Industries Ltd.	1,595	24,913
Korea Electric Terminal Co. Ltd.	3,172	137,223
LG Energy Solution Ltd.*	639	207,573
LS Corp.	943	42,755
LS Electric Co. Ltd.	456	20,359
Ming Yang Smart Energy Group Ltd., Class A	4,500	19,971
NARI Technology Co. Ltd., Class A	13,680	59,250
Phihong Technology Co. Ltd.*	17,000	21,121
Polycab India Ltd.	990	28,946
Shanghai Electric Group Co. Ltd., Class A	24,000	15,852
Shanghai Electric Group Co. Ltd., Class H*	94,000	23,470
Shihlin Electric & Engineering Corp.	13,000	27,527

Investments	Shares	Value ($)
Suzlon Energy Ltd.*	266,458	22,188
Ta Ya Electric Wire & Cable	39,640	31,510
Taihan Electric Wire Co. Ltd.*	11,376	15,412
Tatung Co. Ltd.*	42,000	48,816
TBEA Co. Ltd., Class A	8,500	31,516
Teco Electric and Machinery Co. Ltd.	22,000	21,566
V-Guard Industries Ltd.	11,448	32,671
Voltronic Power Technology Corp.	1,458	71,096
Walsin Lihwa Corp.	81,000	91,710
WEG SA	26,000	140,253
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	10,600	23,474
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	15,000	26,752
Zhefu Holding Group Co. Ltd., Class A	21,200	14,821
Zhejiang Chint Electrics Co. Ltd., Class A	4,700	25,603
Zhuzhou CRRC Times Electric Co. Ltd., Class H	12,400	53,234

		2,673,774

Electronic Equipment, Instruments & Components - 3.9%
AAC Technologies Holdings, Inc.(c)	14,000	27,073
Apex International Co. Ltd.	65,000	132,427
Asia Optical Co., Inc.	3,000	6,262
AUO Corp.	312,000	139,114
Aurora Corp.	4,900	14,009
Avary Holding Shenzhen Co. Ltd., Class A	4,700	21,417
BH Co. Ltd.	9,902	224,855
BOE Technology Group Co. Ltd., Class A	83,700	48,328
Career Technology MFG. Co. Ltd.*	188,556	142,955
Chang Wah Electromaterials, Inc.	22,000	24,284
Cheng Uei Precision Industry Co. Ltd.	142,000	154,136
Chroma ATE, Inc.	8,000	45,957
Compeq Manufacturing Co. Ltd.	41,000	66,688
Coretronic Corp.	141,000	253,358
Co-Tech Development Corp.	98,000	138,616
Cowell e Holdings, Inc.*	36,000	63,196
Daeduck Electronics Co. Ltd.	1,304	28,557
Daejoo Electronic Materials Co. Ltd.	467	26,853
Delta Electronics Thailand PCL, NVDR	9,700	124,906
Delta Electronics, Inc.	34,000	292,976
Dreamtech Co. Ltd.	11,987	85,813
Dynapack International Technology Corp.	63,000	155,075
E Ink Holdings, Inc.	15,000	97,943
Elite Material Co. Ltd.	5,000	27,721
FLEXium Interconnect, Inc.*	10,000	30,259
Foxconn Industrial Internet Co. Ltd., Class A*	36,400	54,299
Foxconn Technology Co. Ltd.	32,000	52,637

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
General Interface Solution Holding Ltd.	5,000	13,042
Genius Electronic Optical Co. Ltd.	2,237	29,475
Global Brands Manufacture Ltd.	102,800	101,629
GoerTek, Inc., Class A	3,800	17,936
Gold Circuit Electronics Ltd.	10,000	27,153
Hana Microelectronics PCL, NVDR	24,900	30,947
Hannstar Board Corp.	131,000	141,321
HannStar Display Corp.	94,000	30,642
Hengdian Group DMEGC Magnetics Co. Ltd., Class A	5,100	18,690
Hollysys Automation Technologies Ltd.(c)	24,842	391,758
Holy Stone Enterprise Co. Ltd.	59,000	180,108
Hon Hai Precision Industry Co. Ltd.	399,000	1,452,557
Honeywell Automation India Ltd.	32	16,223
Huagong Tech Co. Ltd., Class A	4,700	15,396
Iljin Materials Co. Ltd.	477	26,988
Innolux Corp.	364,000	125,220
Jay Mart PCL, NVDR	16,500	21,404
KCE Electronics PCL, NVDR	19,100	32,560
Kingboard Holdings Ltd.	24,000	70,166
Kingboard Laminates Holdings Ltd.	27,500	25,188
Korea Circuit Co. Ltd.*	5,350	84,218
L&F Co. Ltd.*	452	79,572
Largan Precision Co. Ltd.	2,000	139,608
LG Display Co. Ltd.	6,747	79,462
LG Innotek Co. Ltd.	468	130,771
Lingyi iTech Guangdong Co., Class A*	15,900	12,131
Lotes Co. Ltd.	1,299	30,283
Luxshare Precision Industry Co. Ltd., Class A	10,000	50,392
Mcnex Co. Ltd.	657	16,816
MH Development Ltd.*‡(b)	22,000	—
Nan Ya Printed Circuit Board Corp.	4,000	32,130
OFILM Group Co. Ltd., Class A*	4,700	4,221
Pan-International Industrial Corp.	24,000	28,296
Park Systems Corp.	371	28,415
Partron Co. Ltd.	20,456	135,733
Primax Electronics Ltd.	181,000	421,957
Redington India Ltd.	204,817	322,105
Samsung Electro-Mechanics Co. Ltd.	1,768	193,934
Samsung SDI Co. Ltd.	1,040	455,515
Sang-A Frontec Co. Ltd.	275	6,710
Shengyi Technology Co. Ltd., Class A	4,700	11,085
Shenzhen Kaifa Technology Co. Ltd., Class A	4,700	8,197
Shenzhen Kinwong Electronic Co. Ltd., Class A	5,000	16,535
Simplo Technology Co. Ltd.	5,200	45,850
Sinbon Electronics Co. Ltd.	3,000	27,855
SOLUM Co. Ltd.*	1,802	29,684
Solus Advanced Materials Co. Ltd.	377	12,116

Investments	Shares	Value ($)
Sunny Optical Technology Group Co. Ltd.	12,800	173,006
Supreme Electronics Co. Ltd.	175,331	216,668
Synnex Technology International Corp.	48,000	88,654
Taiwan PCB Techvest Co. Ltd.	104,000	128,519
Taiwan Union Technology Corp.	103,000	179,573
Tianma Microelectronics Co. Ltd., Class A	9,400	13,562
Tong Hsing Electronic Industries Ltd.	3,022	19,682
Tripod Technology Corp.	14,000	47,928
Truly International Holdings Ltd.	832,000	186,540
TXC Corp.	14,000	40,867
Unimicron Technology Corp.	22,000	116,462
Universal Scientific Industrial Shanghai Co. Ltd., Class A	4,700	12,446
Vidente Co. Ltd.*	18,423	167,340
VS Industry Bhd.	186,100	42,234
Wah Lee Industrial Corp.	82,640	241,508
Walsin Technology Corp.*	9,378	31,791
Weikeng Industrial Co. Ltd.	144,000	126,729
Wingtech Technology Co. Ltd., Class A*	3,100	31,565
Wintek Corp.*‡(b)	64,000	—
WPG Holdings Ltd.	52,440	87,923
WT Microelectronics Co. Ltd.	14,000	32,357
Wuhan Guide Infrared Co. Ltd., Class A	9,212	16,996
WUS Printed Circuit Kunshan Co. Ltd., Class A	5,170	9,285
Yageo Corp.	13,000	148,492
Zhejiang Dahua Technology Co. Ltd., Class A	2,900	6,375
Zhen Ding Technology Holding Ltd.	23,150	87,370

		9,905,580

Energy Equipment & Services - 0.1%
ADNOC Drilling Co. PJSC	64,644	63,006
Bumi Armada Bhd.*	1,282,400	109,496
China Oilfield Services Ltd., Class A	9,400	18,445
China Oilfield Services Ltd., Class H	28,000	25,753
Dialog Group Bhd.	51,700	25,673
Gulf International Services QSC*	45,210	24,581

		266,954

Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd.	4,700	13,625
Alibaba Pictures Group Ltd.*	560,000	47,797
Bilibili, Inc., Class Z*(c)	4,160	100,053
CJ CGV Co. Ltd.*	1,732	27,731
CJ ENM Co. Ltd.	140	10,949
Com2uSCorp	133	7,852
Devsisters Co. Ltd.	2,389	90,293
Fire Rock Holdings Ltd.*‡(b)(c)	106,000	7,140

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Giantstep, Inc.*	935	18,425
HYBE Co. Ltd.*	364	49,174
International Games System Co. Ltd.	2,000	23,646
iQIYI, Inc., ADR*(c)	14,423	55,096
JYP Entertainment Corp.	489	20,891
Kakao Games Corp.*	994	38,793
Kingsoft Corp. Ltd.	16,000	53,504
NCSoft Corp.	296	84,874
Neowiz*	5,911	125,355
NetDragon Websoft Holdings Ltd.	100,000	199,748
NetEase, Inc.	37,400	689,408
Netmarble Corp.(a)	410	22,755
NHN Corp.*	630	13,239
Pearl Abyss Corp.*	936	38,403
Perfect World Co. Ltd., Class A	4,100	9,061
PVR Ltd.*	2,556	69,147
Saregama India Ltd.	2,498	13,161
SM Entertainment Co. Ltd.	475	25,266
SMI Holdings Group Ltd.*‡(b)	72,000	—
Studio Dragon Corp.*	385	22,642
Tencent Music Entertainment Group, ADR*	7,897	33,246
Webzen, Inc.*	440	6,605
Wemade Co. Ltd.	488	22,276
XD, Inc.*(a)	8,000	19,037
XPEC Entertainment, Inc.*‡(b)	14,800	—
YG Entertainment, Inc.	605	25,660
Zhejiang Century Huatong Group Co. Ltd., Class A*	11,280	7,501

		1,992,353

Equity Real Estate Investment Trusts (REITs) - 1.2%
AREIT, Inc.	46,800	30,645
Axis REIT	70,600	30,934
Concentradora Fibra Danhos SA de CV	348,109	398,366
CPN Retail Growth Leasehold REIT	44,100	22,643
Embassy Office Parks REIT	9,600	44,077
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	723,184	124,725
Equites Property Fund Ltd.	27,560	31,598
ESR Kendall Square REIT Co. Ltd.	3,896	15,565
Fibra Uno Administracion SA de CV	98,800	100,981
Fortress REIT Ltd., Class A	31,313	22,612
Growthpoint Properties Ltd.	112,941	91,861
Hyprop Investments Ltd.	147,245	326,673
IGB REIT	6,200	2,257
Industrials REIT Ltd.	16,319	33,305
Investec Property Fund Ltd.	30,397	19,888
Is Gayrimenkul Yatirim Ortakligi A/S*	20,286	22,521
JR Global Reit	7,119	25,756
KLCCP Stapled Group	6,900	10,899
Korea Asset In Trust Co. Ltd.	25,740	68,555
LOTTE Reit Co. Ltd.	1,828	7,148
Mindspace Business Parks REIT(a)	7,042	31,948

Investments	Shares	Value ($)
MREIT, Inc.	42,200	12,202
Pavilion REIT	15,000	4,584
PLA Administradora Industrial S de RL de CV	321,950	458,562
Prologis Property Mexico SA de CV(c)	22,200	61,877
Redefine Properties Ltd.	259,975	63,670
Resilient REIT Ltd.(c)	132,011	457,142
RL Commercial REIT, Inc.	273,500	31,701
Sinpas Gayrimenkul Yatirim Ortakligi A/S*	225,630	74,553
Sunway REIT	39,400	13,368
Vukile Property Fund Ltd.	398,528	339,694
Yuexiu REIT	72,610	28,212

		3,008,522

Food & Staples Retailing - 0.9%
Abdullah Al Othaim Markets Co.	363	11,211
Al Meera Consumer Goods Co. QSC	1,990	9,776
Atacadao SA	13,900	49,818
Avenue Supermarts Ltd.*(a)	2,843	152,221
Berli Jucker PCL	500	441
Berli Jucker PCL, NVDR	13,800	12,184
BGF retail Co. Ltd.	239	33,299
Bid Corp. Ltd.	6,015	110,484
BIM Birlesik Magazalar A/S	14,071	72,332
Cencosud SA	46,956	64,115
Cia Brasileira de Distribuicao*	69,913	219,367
CJ Freshway Corp.	2,250	63,910
Clicks Group Ltd.	4,420	74,238
CP ALL PCL, NVDR	88,900	147,925
DaShenLin Pharmaceutical Group Co. Ltd., Class A	3,600	17,217
Dis-Chem Pharmacies Ltd.(a)	6,949	13,773
Dongsuh Cos., Inc.	859	16,729
E-MART, Inc.	572	49,754
Great Tree Pharmacy Co. Ltd.	1,000	10,587
Grupo Comercial Chedraui SA de CV	10,556	32,134
GS Retail Co. Ltd.	1,333	25,185
Hyundai Greenfood Co. Ltd.	20,367	121,189
InRetail Peru Corp.(a)	406	11,936
Magnit PJSC‡(b)	2,296	—
Migros Ticaret A/S*	152	477
Pick n Pay Stores Ltd.	6,784	22,446
President Chain Store Corp.	11,000	103,971
Puregold Price Club, Inc.	26,060	14,276
Raia Drogasil SA	20,000	80,723
Sendas Distribuidora SA	15,296	46,641
Shoprite Holdings Ltd.	9,464	127,388
Siam Makro PCL, NVDR	11,400	10,530
Sok Marketler Ticaret A/S*	144,085	112,749
SPAR Group Ltd. (The)	5,170	41,666
Sumber Alfaria Trijaya Tbk. PT	351,600	44,446
Sun Art Retail Group Ltd.	24,000	7,063
Wal-Mart de Mexico SAB de CV	91,200	330,749

		2,262,950

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Food Products - 2.7%
Agthia Group PJSC	134,364	195,343
Alicorp SAA	188,091	253,337
Almarai Co. JSC	4,069	56,550
Anjoy Foods Group Co. Ltd., Class A	500	10,913
Astra Agro Lestari Tbk. PT	20,800	13,533
Avanti Feeds Ltd.	507	2,818
AVI Ltd.	15,637	65,019
Balrampur Chini Mills Ltd.	3,850	19,191
Beijing Dabeinong Technology Group Co. Ltd., Class A*	5,300	5,703
Bombay Burmah Trading Co.	1,061	12,725
BRF SA*	15,600	47,898
Britannia Industries Ltd.	2,066	101,667
Century Pacific Food, Inc.	17,700	7,545
Charoen Pokphand Enterprise	13,000	34,084
Charoen Pokphand Foods PCL, NVDR	115,100	78,953
Charoen Pokphand Indonesia Tbk. PT	127,100	47,987
Cherkizovo Group PJSC‡(b)	2,594	—
China Feihe Ltd.(a)	107,000	94,052
China Huiyuan Juice Group Ltd.*‡(b)	24,000	—
China Mengniu Dairy Co. Ltd.*	52,000	241,124
China Modern Dairy Holdings Ltd.(c)	1,106,000	145,120
China Youran Dairy Group Ltd.*(a)(c)	332,000	121,382
Chongqing Fuling Zhacai Group Co. Ltd., Class A	2,400	10,616
CJ CheilJedang Corp.	235	70,820
CJ CheilJedang Corp. (Preference)	104	13,529
COFCO Joycome Foods Ltd.*(a)	1,040,000	450,452
Daesang Corp.	8,349	140,103
Dali Foods Group Co. Ltd.(a)	45,500	21,678
Dongwon F&B Co. Ltd.	552	64,586
Dongwon Industries Co. Ltd.	520	89,862
Foshan Haitian Flavouring & Food Co. Ltd., Class A	5,755	70,618
Garudafood Putra Putri Jaya Tbk. PT	463,100	16,704
Genting Plantations Bhd.	10,400	15,096
Great Wall Enterprise Co. Ltd.	8,000	13,066
Gruma SAB de CV, Class B	4,940	61,503
Grupo Bimbo SAB de CV, Series A	31,200	110,393
Grupo Nutresa SA	2,911	26,999
Guangdong Haid Group Co. Ltd., Class A	3,400	33,141
Harim Holdings Co. Ltd.	3,492	22,660
Heilongjiang Agriculture Co. Ltd., Class A	5,200	10,829
Henan Shuanghui Investment & Development Co. Ltd., Class A	8,700	34,647
Huishan Dairy*‡(b)	158,000	—
Indofood CBP Sukses Makmur Tbk. PT	51,800	30,820
Indofood Sukses Makmur Tbk. PT	174,900	80,183

Investments	Shares	Value ($)
Industrias Bachoco SAB de CV, Series B	71,844	270,149
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	8,200	43,610
IOI Corp. Bhd.	62,400	56,504
Japfa Comfeed Indonesia Tbk. PT	2,370,600	230,947
JBS SA	20,900	128,422
Kuala Lumpur Kepong Bhd.	11,231	55,316
Lien Hwa Industrial Holdings Corp.	15,400	30,809
Lotte Confectionery Co. Ltd.	1,352	122,285
M Dias Branco SA*	5,300	31,761
Maeil Dairies Co. Ltd.	2,132	97,484
Marfrig Global Foods SA	10,600	26,918
Marico Ltd.	9,360	61,171
Mayora Indah Tbk. PT	83,900	9,956
Mezzan Holding Co. KSCC	76,483	109,742
Minerva SA	109,200	275,203
Monde Nissin Corp.*(a)	107,400	27,741
Muyuan Foods Co. Ltd., Class A	7,420	65,640
Namchow Holdings Co. Ltd.	71,000	107,184
National Agriculture Development Co. (The)*	3,878	31,078
Nestle India Ltd.	676	165,109
Nestle Malaysia Bhd.	900	27,240
New Hope Liuhe Co. Ltd., Class A*	9,000	21,240
NongShim Co. Ltd.	56	12,048
Orion Corp.	665	51,445
Orion Holdings Corp.	9,694	112,304
Ottogi Corp.	15	5,190
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,268,200	107,732
PPB Group Bhd.	14,080	51,505
QL Resources Bhd.	25,395	30,242
Qurain Petrochemical Industries Co.	15,408	15,325
Samyang Corp.	1,385	44,990
Samyang Foods Co. Ltd.	301	23,865
Samyang Holdings Corp.	2,661	153,626
San Miguel Food and Beverage, Inc.	7,670	6,122
Sao Martinho SA	3,500	23,587
Saudia Dairy & Foodstuff Co.	698	28,990
Savola Group (The)	5,876	51,861
Sawit Sumbermas Sarana Tbk. PT	1,508,000	153,011
Sichuan Teway Food Group Co. Ltd., Class A	5,300	19,557
Sime Darby Plantation Bhd.	57,703	56,530
SLC Agricola SA	3,294	27,946
Taiwan TEA Corp.*	8,000	5,103
Tata Consumer Products Ltd.	11,043	113,082
Thai Union Group PCL, NVDR	82,200	36,399
Thaifoods Group PCL, NVDR	1,188,300	184,007
Tiger Brands Ltd.	3,445	34,007
Tingyi Cayman Islands Holding Corp.	30,000	49,376
Toly Bread Co. Ltd., Class A	7,420	15,452
Tongwei Co. Ltd., Class A	5,500	43,929
Tres Tentos Agroindustrial SA	55,989	98,879

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Ulker Biskuvi Sanayi A/S*	61,412	50,490
Uni-President China Holdings Ltd.	3,000	2,740
Uni-President Enterprises Corp.	83,000	195,157
Universal Robina Corp.	13,530	27,242
Want Want China Holdings Ltd.	104,000	84,526
Yihai International Holding Ltd.*	7,000	20,554
Yuan Longping High-tech Agriculture Co. Ltd., Class A*	5,100	11,279
Zad Holding Co.	3,130	15,471
Zhou Hei Ya International Holdings Co. Ltd.*(a)	14,000	7,116

		6,909,443

Gas Utilities - 0.6%
Adani Total Gas Ltd.	5,097	201,099
Aygaz A/S	10,724	22,290
Beijing Enterprises Holdings Ltd.	16,000	51,262
China Gas Holdings Ltd.	75,800	116,647
China Resources Gas Group Ltd.	25,400	106,617
Daesung Holdings Co. Ltd.	489	30,866
ENN Energy Holdings Ltd.	13,900	226,475
ENN Natural Gas Co. Ltd., Class A	12,300	31,475
GAIL India Ltd.	63,648	117,722
Great Taipei Gas Co. Ltd.	29,000	32,060
Grupo Energia Bogota SA ESP	97,136	42,923
Gujarat Gas Ltd.	2,679	15,046
Gujarat State Petronet Ltd.	14,375	42,149
Indraprastha Gas Ltd.	4,564	19,943
Korea Gas Corp.	999	28,606
Kunlun Energy Co. Ltd.	124,000	91,303
Mahanagar Gas Ltd.(a)	1,456	13,845
National Gas & Industrialization Co.	1,155	13,346
Perusahaan Gas Negara Tbk. PT	311,200	35,248
Petronas Gas Bhd.	15,600	60,079
Towngas Smart Energy Co. Ltd.*	432,000	205,822
Zhongyu Energy Holdings Ltd.	34,000	29,106

		1,533,929

Health Care Equipment & Supplies - 0.2%
Dentium Co. Ltd.	257	16,895
DIO Corp.*	520	10,928
Eoflow Co. Ltd.*	1,734	26,562
Hartalega Holdings Bhd.	30,800	18,962
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	5,300	21,201
Kangji Medical Holdings Ltd.	25,000	20,956
Kossan Rubber Industries Bhd.	22,800	6,404
Lifetech Scientific Corp.*	110,000	37,414
Microport Cardioflow Medtech Corp.*(a)	39,000	12,023
Microport Scientific Corp.*(c)	11,498	27,156
Poly Medicure Ltd.	2,864	26,387
SD Biosensor, Inc.	990	30,711
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	36,000	44,943
Shanghai MicroPort MedBot Group Co. Ltd.*(c)	9,500	40,723
Sri Trang Gloves Thailand PCL, NVDR	62,800	27,809

Investments	Shares	Value ($)
St Shine Optical Co. Ltd.	2,000	17,501
Supermax Corp. Bhd.	723,261	132,448
TaiDoc Technology Corp.	3,000	19,538
Top Glove Corp. Bhd.	120,100	26,041

		564,602

Health Care Providers & Services - 0.6%
Al Hammadi Co. for Development and Investment	3,869	43,933
Apollo Hospitals Enterprise Ltd.	1,704	90,558
Aster DM Healthcare Ltd.*(a)	6,324	18,295
Bangkok Chain Hospital PCL, NVDR	20,800	11,471
Bangkok Dusit Medical Services PCL, NVDR	76,200	55,375
Bumrungrad Hospital PCL, NVDR	10,700	52,904
Celltrion Healthcare Co. Ltd.	1,395	77,745
Chabiotech Co. Ltd.*	841	10,552
Chularat Hospital PCL, NVDR	101,400	10,303
Cleopatra Hospital*	57,071	12,669
CM Hospitalar SA	11,000	37,287
Dallah Healthcare Co.	1,217	39,530
Diagnosticos da America SA*	990	3,653
Dr Lal PathLabs Ltd.(a)	430	12,497
Dr Sulaiman Al Habib Medical Services Group Co.	1,495	81,994
Fleury SA	3,600	11,199
Fortis Healthcare Ltd.*	11,829	41,556
Gushengtang Holdings Ltd.*	3,200	16,408
Hapvida Participacoes e Investimentos SA*(a)	70,178	83,165
HLB Life Science Co. Ltd.*	3,012	29,561
Hong Seng Consolidated Bhd.*	125,200	17,160
Huadong Medicine Co. Ltd., Class A	3,300	22,027
Hygeia Healthcare Holdings Co. Ltd.*(a)(c)	6,400	36,811
IHH Healthcare Bhd.	62,400	89,594
Jinxin Fertility Group Ltd.(a)(c)	67,500	52,453
KPJ Healthcare Bhd.	14,124	2,761
Life Healthcare Group Holdings Ltd.	29,257	34,509
Max Healthcare Institute Ltd.*	9,075	42,323
Medikaloka Hermina Tbk. PT(a)	179,700	17,385
Meinian Onehealth Healthcare Holdings Co. Ltd., Class A*	9,400	7,060
Metro Healthcare Indonesia Tbk. PT*	641,300	21,618
Metropolis Healthcare Ltd.(a)	1,540	30,665
Mitra Keluarga Karyasehat Tbk. PT(a)	100,200	16,821
Mouwasat Medical Services Co.	688	45,024
Narayana Hrudayalaya Ltd.*(a)	2,750	22,863
Netcare Ltd.	74,993	68,423
Odontoprev SA	5,390	10,276
Rede D’Or Sao Luiz SA(a)	14,700	91,598
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	4,700	11,985

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	23,500	35,385
Siloam International Hospitals Tbk. PT	326,300	22,109
Sinopharm Group Co. Ltd., Class H	41,600	95,390
Thonburi Healthcare Group PCL, NVDR	16,500	29,024
Topchoice Medical Corp., Class A*	500	10,880
Universal Vision Biotechnology Co. Ltd.	2,000	21,876

		1,596,675

Health Care Technology - 0.0%(e)
Yidu Tech, Inc.*(a)	20,300	21,205

Hotels, Restaurants & Leisure - 0.8%
Alsea SAB de CV*	26,000	50,645
Ananti, Inc.*	2,798	15,227
Asset World Corp. PCL, NVDR	171,900	23,350
Bloomberry Resorts Corp.*	236,200	25,921
Central Plaza Hotel PCL*	1,600	1,826
Central Plaza Hotel PCL, NVDR*	5,700	6,504
China Travel International Investment Hong Kong Ltd.*	122,000	23,002
DoubleUGames Co. Ltd.	3,895	126,675
Genting Bhd.	72,800	77,372
Genting Malaysia Bhd.	61,100	40,088
Grand Korea Leisure Co. Ltd.*	1,040	11,488
H World Group Ltd.(c)	31,200	124,007
Haichang Ocean Park Holdings Ltd.*(a)	27,000	27,551
Haidilao International Holding Ltd.*(a)(c)	13,164	26,261
Hana Tour Service, Inc.*	836	32,080
Helens International Holdings Co. Ltd.*(c)	6,500	12,338
Herfy Food Services Co.*	1,705	20,155
Indian Hotels Co. Ltd.	18,748	62,173
Jiumaojiu International Holdings Ltd.(a)(c)	6,000	13,055
Jollibee Foods Corp.	10,380	37,882
Jubilant Foodworks Ltd.	4,950	34,364
Kangwon Land, Inc.*	2,236	44,579
Leejam Sports Co. JSC	1,155	34,441
Lotte Tour Development Co. Ltd.*	1,961	17,661
Magnum Bhd.	19,594	7,308
Minor International PCL, NVDR*	50,300	45,777
MK Restaurants Group PCL, NVDR	4,800	6,650
Nayuki Holdings Ltd.*(a)	46,000	32,405
OPAP SA	4,177	57,668
Paradise Co. Ltd.*	421	4,391
Seera Group Holding*	6,600	28,783
Shenzhen Overseas Chinese Town Co. Ltd., Class A	22,200	18,420
Sports Toto Bhd.	386,813	161,661
Tongcheng Travel Holdings Ltd.*(a)	18,800	35,924

Investments	Shares	Value ($)
Travellers International Hotel Group, Inc.*‡(b)	209,900	—
Trip.com Group Ltd.*	9,100	229,647
Tsogo Sun Gaming Ltd.*	39,263	25,453
Westlife Development Ltd.*	5,524	40,722
Yum China Holdings, Inc.	7,419	361,379

		1,944,833

Household Durables - 1.2%
Amber Enterprises India Ltd.*	935	29,417
AmTRAN Technology Co. Ltd.	309,767	125,703
Arcelik A/S	4,982	18,047
Bajaj Electricals Ltd.	2,173	31,066
Coway Co. Ltd.	1,249	61,628
Crompton Greaves Consumer Electricals Ltd.	14,508	72,191
Cuckoo Holdings Co. Ltd.	2,953	39,211
Cyrela Brazil Realty SA Empreendimentos e Participacoes	113,031	274,638
Dixon Technologies India Ltd.(a)	705	32,909
Ecovacs Robotics Co. Ltd., Class A	1,500	20,597
Gree Electric Appliances, Inc. of Zhuhai, Class A	15,600	77,014
Haier Smart Home Co. Ltd., Class A	10,600	39,003
Haier Smart Home Co. Ltd., Class H	41,600	133,016
Hang Zhou Great Star Industrial Co. Ltd., Class A*	5,000	14,390
Hanssem Co. Ltd.	303	13,388
Kinpo Electronics*	50,000	21,459
Konka Group Co. Ltd., Class B	309,500	82,797
LG Electronics, Inc.	3,590	260,870
LG Electronics, Inc. (Preference)	584	20,814
Lock&Lock Co. Ltd.*	728	4,623
Merry Electronics Co. Ltd.	78,235	210,867
Midea Group Co. Ltd., Class A	10,400	84,871
MRV Engenharia e Participacoes SA	110,295	194,362
Nien Made Enterprise Co. Ltd.	2,000	19,138
Orient Electric Ltd.	6,985	22,904
PIK Group PJSC*‡(b)	4,646	—
Q Technology Group Co. Ltd.*(a)(c)	160,000	91,721
Sampo Corp.	156,000	136,508
Skyworth Group Ltd.	600,000	281,277
TCL Electronics Holdings Ltd.	364,000	172,960
TCL Technology Group Corp., Class A	55,700	36,708
TTK Prestige Ltd.	1,825	20,438
Vestel Beyaz Esya Sanayi ve Ticaret A/S	118,786	55,625
Vestel Elektronik Sanayi ve Ticaret A/S	28,974	39,071
Whirlpool of India Ltd.	674	15,080
Zinus, Inc.	4,578	167,037

		2,921,348

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Household Products - 0.1%
Blue Moon Group Holdings Ltd.(a)	26,500	21,133
Kimberly-Clark de Mexico SAB de CV, Class A(c)	64,700	95,395
Unilever Indonesia Tbk. PT	75,200	22,866
Vinda International Holdings Ltd.(c)	3,000	7,968

		147,362

Independent Power and Renewable Electricity Producers - 1.6%
Aboitiz Power Corp.	34,200	20,254
ACEN Corp.	208,910	31,717
Adani Green Energy Ltd.*	7,488	205,449
Adani Power Ltd.*	16,869	66,817
AES Brasil Energia SA	110,797	229,137
Aksa Enerji Uretim A/S	19,663	33,056
Auren Energia SA	1	2
Banpu Power PCL, NVDR	19,300	7,917
Canvest Environmental Protection Group Co. Ltd.(a)	235,000	121,244
CGN New Energy Holdings Co. Ltd.(c)	512,000	204,803
CGN Power Co. Ltd., Class A	44,000	18,025
CGN Power Co. Ltd., Class H(a)	364,000	83,930
China Datang Corp. Renewable Power Co. Ltd., Class H(c)	974,000	264,286
China Longyuan Power Group Corp. Ltd., Class H	61,000	97,601
China National Nuclear Power Co. Ltd., Class A	42,300	38,739
China Power International Development Ltd.	156,000	88,236
China Resources Power Holdings Co. Ltd.	54,000	101,535
China Three Gorges Renewables Group Co. Ltd., Class A	48,800	45,488
China Yangtze Power Co. Ltd., Class A	36,400	129,020
Colbun SA	3,008,864	255,447
Datang International Power Generation Co. Ltd., Class H*	128,000	23,644
Electricity Generating PCL, NVDR	8,900	44,730
Energy Absolute PCL, NVDR	32,700	72,178
Eneva SA*	20,800	60,863
Engie Brasil Energia SA	6,550	55,847
First Gen Corp.	29,500	9,214
GD Power Development Co. Ltd., Class A*	42,500	24,034
Global Power Synergy PCL, NVDR	13,700	25,215
Guangxi Guiguan Electric Power Co. Ltd., Class A	15,000	13,938
Gulf Energy Development PCL, NVDR	89,100	114,370
Huadian Power International Corp. Ltd., Class A	26,500	16,992
Huadian Power International Corp. Ltd., Class H	38,000	13,167
Huaneng Lancang River Hydropower, Inc., Class A	23,500	24,661

Investments	Shares	Value ($)
Huaneng Power International, Inc., Class A*	24,300	25,320
Huaneng Power International, Inc., Class H*	102,000	48,727
Hub Power Co. Ltd. (The)	476,996	128,569
Hubei Energy Group Co. Ltd., Class A	23,500	17,371
JSW Energy Ltd.	8,692	26,182
KG Eco Technology Service Co. Ltd.	7,268	85,598
Malakoff Corp. Bhd.	653,500	97,647
Mega First Corp. Bhd.	275,600	213,643
NHPC Ltd.	79,420	34,218
NLC India Ltd.	101,244	86,796
NTPC Ltd.	152,223	293,744
OGK-2 PJSC‡(b)	11,431,280	—
Omega Energia SA	11,994	28,404
Ratch Group PCL, NVDR	8,900	9,248
SDIC Power Holdings Co. Ltd., Class A	23,500	36,032
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	26,687	17,406
Shanghai Electric Power Co. Ltd., Class A*	14,100	20,238
Shenzhen Energy Group Co. Ltd., Class A	10,600	10,054
Sichuan Chuantou Energy Co. Ltd., Class A	9,400	17,399
Super Energy Corp. PCL, NVDR	5,056,100	97,523
Taiwan Cogeneration Corp.	23,000	28,615
Terna Energy SA	933	16,648
TPI Polene Power PCL, NVDR	1,126,800	113,262
Unipro PJSC‡(b)	5,337,000	—
Xinyi Energy Holdings Ltd.	70,000	35,402

		4,029,602

Industrial Conglomerates - 2.0%
3M India Ltd.*	69	19,799
Aamal Co.	21,949	7,003
Aboitiz Equity Ventures, Inc.	79,700	82,476
AG Anadolu Grubu Holding A/S	51,716	200,179
Alfa SAB de CV, Class A	83,200	57,250
Alliance Global Group, Inc.	157,700	28,290
Alpha Dhabi Holding PJSC*	39,348	264,602
AntarChile SA	3,206	27,065
Astra Industrial Group	1,827	21,208
Ayala Corp.	4,430	49,820
Bidvest Group Ltd. (The)	5,568	71,451
China Baoan Group Co. Ltd., Class A	5,500	11,617
CITIC Ltd.	208,000	224,431
CJ Corp.	564	34,645
DMCI Holdings, Inc.	121,000	20,851
Doosan Co. Ltd.	574	30,885
Dubai Investments PJSC	64,775	40,737
Enka Insaat ve Sanayi A/S	56,614	59,153
Far Eastern New Century Corp.	127,000	128,947
Fosun International Ltd.	63,500	50,073

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Godrej Industries Ltd.*	3,377	18,936
Grupo Carso SAB de CV, Series A1(c)	11,100	43,347
GS Holdings Corp.	2,726	87,397
GT Capital Holdings, Inc.	1,610	13,241
Hanwha Corp.	1,692	35,882
Hanwha Corp. (Preference)	1,425	16,454
HAP Seng Consolidated Bhd.	11,900	20,214
Hong Leong Industries Bhd.	32,400	66,249
Hosken Consolidated Investments Ltd.*	1,886	16,868
Hyosung Corp.	201	11,867
Industries Qatar QSC	33,785	157,711
International Holding Co. PJSC*	8,781	707,156
JG Summit Holdings, Inc.	62,511	58,395
KAP Industrial Holdings Ltd.	1,137,916	295,076
KOC Holding A/S	30,542	62,732
LG Corp.	3,613	225,552
Lotte Corp.	1,392	40,021
LT Group, Inc.	5,700	910
LX Holdings Corp.*	3,899	26,201
Mannai Corp. QSC	30,992	81,596
Multiply Group*	122,405	59,319
Mytilineos SA	2,791	42,830
National Industries Group Holding SAK	67,439	60,479
PSG Group Ltd.*	75,717	402,687
Quinenco SA	12,939	35,162
Reunert Ltd.	73,424	180,746
Samsung C&T Corp.	2,710	251,370
San Miguel Corp.	13,510	25,854
Shanghai Industrial Holdings Ltd.	161,000	227,659
Siemens Ltd.	1,416	48,132
Sime Darby Bhd.	54,600	28,708
SK, Inc.	1,231	208,467
SM Investments Corp.	8,040	113,097
Sunway Bhd.	50,749	19,043
Turkiye Sise ve Cam Fabrikalari A/S	51,380	62,574

		5,182,414

Insurance - 2.6%
Abu Dhabi National Insurance Co. PSC	121,058	203,024
Allianz Malaysia Bhd.	26,000	74,778
Bangkok Insurance PCL, NVDR	3,100	22,738
BB Seguridade Participacoes SA	18,558	103,500
Bupa Arabia for Cooperative Insurance Co.	262	11,231
Caixa Seguridade Participacoes S/A	27,500	39,414
Cathay Financial Holding Co. Ltd.	276,000	419,425
Central Reinsurance Co. Ltd.	65,000	45,481
China Development Financial Holding Corp.	582,000	250,753
China Life Insurance Co. Ltd., Class H	233,000	346,685
China Pacific Insurance Group Co. Ltd., Class A	20,100	60,236

Investments	Shares	Value ($)
China Pacific Insurance Group Co. Ltd., Class H	83,200	177,637
China Taiping Insurance Holdings Co. Ltd.	31,800	33,502
Co. for Cooperative Insurance (The)*	974	16,181
DB Insurance Co. Ltd.	1,906	88,910
Discovery Ltd.*	9,794	75,421
Fubon Financial Holding Co. Ltd.	250,453	469,270
General Insurance Corp. of India(a)	39	57
Hanwha General Insurance Co. Ltd.*	28,288	109,093
Hanwha Life Insurance Co. Ltd.*	12,318	21,856
HDFC Life Insurance Co. Ltd.(a)	17,286	121,148
Hyundai Marine & Fire Insurance Co. Ltd.	1,262	31,863
ICICI Lombard General Insurance Co. Ltd.(a)	3,830	58,947
ICICI Prudential Life Insurance Co. Ltd.(a)	6,030	42,117
Korean Reinsurance Co.	33,962	230,317
Max Financial Services Ltd.*	2,721	29,532
Mercuries & Associates Holding Ltd.	196,500	116,492
Mercuries Life Insurance Co. Ltd.*	126,094	26,279
Meritz Fire & Marine Insurance Co. Ltd.	1,556	41,322
Mirae Asset Life Insurance Co. Ltd.	28,942	68,061
Momentum Metropolitan Holdings	41,582	36,542
New China Life Insurance Co. Ltd., Class A	4,700	20,231
New China Life Insurance Co. Ltd., Class H	29,600	70,588
Old Mutual Ltd.	147,851	100,642
PB Fintech Ltd.*	3,620	21,386
People’s Insurance Co. Group of China Ltd. (The), Class H	237,000	70,950
PICC Property & Casualty Co. Ltd., Class H	208,000	213,567
Ping An Insurance Group Co. of China Ltd., Class A	26,100	163,173
Ping An Insurance Group Co. of China Ltd., Class H(c)	191,000	1,124,116
Porto Seguro SA	9,600	34,019
Qatar Insurance Co. SAQ	80,753	52,109
Qualitas Controladora SAB de CV(c)	5,584	23,592
Rand Merchant Investment Holdings Ltd.	21,250	35,384
Samsung Fire & Marine Insurance Co. Ltd.	1,055	160,390
Samsung Life Insurance Co. Ltd.	3,331	155,640
Sanlam Ltd.	59,709	195,369
Santam Ltd.	723	10,573
SBI Life Insurance Co. Ltd.(a)	7,828	127,838
Shin Kong Financial Holding Co. Ltd.	468,000	133,643
Shinkong Insurance Co. Ltd.	91,000	156,828
Sul America SA*	5,477	24,772
Syarikat Takaful Malaysia Keluarga Bhd.	197,560	150,484
Tongyang Life Insurance Co. Ltd.	13,924	57,878
ZhongAn Online P&C Insurance Co. Ltd., Class H*(a)(c)	11,000	27,970

		6,502,954

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Interactive Media & Services - 2.7%
AfreecaTV Co. Ltd.	275	18,438
Autohome, Inc., Class A(c)	5,500	46,243
Baidu, Inc., Class A*	41,600	702,175
Hello Group, Inc., ADR(c)	69,566	311,656
Info Edge India Ltd.	1,396	76,375
JOYY, Inc., ADR	825	21,359
Kakao Corp.	5,855	337,121
Kanzhun Ltd., ADR*	1,010	23,745
Kuaishou Technology*(a)	28,100	282,793
NAVER Corp.	2,704	539,093
Tencent Holdings Ltd.	111,700	4,365,605
Weibo Corp., Class A*	1,640	31,965

		6,756,568

Internet & Direct Marketing Retail - 3.1%
Alibaba Group Holding Ltd.*	271,600	3,221,182
Alibaba Health Information Technology Ltd.*(c)	84,000	50,508
Americanas SA*	8,118	21,864
Bukalapak.com PT Tbk.*	1,765,500	34,995
China Ruyi Holdings Ltd.*	142,799	41,294
Dada Nexus Ltd., ADR*	2,805	18,036
GoTo Gojek Tokopedia Tbk. PT*	8,330,700	166,249
Hyundai Home Shopping Network Corp.	2,161	86,999
JD Health International, Inc.*(a)(c)	20,650	156,521
JD.com, Inc., Class A	39,001	1,161,599
Maoyan Entertainment*(a)(c)	22,000	19,954
Meituan, Class B*(a)	75,400	1,693,400
momo.com, Inc.	1,560	42,568
Naspers Ltd., Class N	3,989	564,234
Pinduoduo, Inc., ADR*	7,748	379,730
Pinduoduo, Inc., ADR*	444	21,760
Ping An Healthcare and Technology Co. Ltd.*(a)(c)	11,000	28,797
Vipshop Holdings Ltd., ADR*	10,244	93,835
Zomato Ltd.*	26,592	15,701

		7,819,226

IT Services - 1.6%
Arabian Internet & Communications Services Co.	609	38,265
Chinasoft International Ltd.*	46,000	39,320
Chindata Group Holdings Ltd., ADR*(c)	3,602	25,718
Cielo SA*	481,835	410,640
Coforge Ltd.	858	42,805
Computer Age Management Services Ltd.	1,007	31,224
Dagang NeXchange Bhd.	134,400	24,310
Danal Co. Ltd.*	2,860	16,401
DHC Software Co. Ltd., Class A	9,400	8,623
eClerx Services Ltd.	453	12,426

Investments	Shares	Value ($)
Elm Co.	557	43,599
Fawry for Banking & Payment Technology Services SAE*	36,652	6,064
Firstsource Solutions Ltd.	22,385	31,504
GDS Holdings Ltd., Class A*(c)	15,600	51,868
Happiest Minds Technologies Ltd.	1,568	19,149
HCL Technologies Ltd.	20,800	248,882
Hyundai Autoever Corp.	212	20,480
Infosys Ltd.	67,288	1,315,601
Jasmine Technology Solution PCL, NVDR*	4,100	10,637
Kakaopay Corp.*	398	19,270
Kginicis Co. Ltd.	8,142	86,490
Larsen & Toubro Infotech Ltd.(a)	682	40,706
Locaweb Servicos de Internet SA*(a)	23,949	31,192
Lotte Data Communication Co.	2,496	52,548
Mastek Ltd.	660	17,494
Mindtree Ltd.	1,149	49,483
Mphasis Ltd.	1,820	52,808
My EG Services Bhd.	86,314	15,031
NIIT Ltd.	4,395	20,281
Persistent Systems Ltd.	884	40,517
Posco ICT Co. Ltd.	2,080	9,319
Samsung SDS Co. Ltd.	728	76,213
Sonata Software Ltd.	763	6,789
Systex Corp.	13,000	31,913
Tata Consultancy Services Ltd.	19,110	796,093
Tech Mahindra Ltd.	10,400	137,595
TravelSky Technology Ltd., Class H	26,000	43,124
Wipro Ltd.	27,081	144,765
Yeahka Ltd.*	13,200	29,057

		4,098,204

Leisure Products - 0.2%
Fusheng Precision Co. Ltd.	46,000	282,689
Giant Manufacturing Co. Ltd.	5,000	40,747
GOLFZON Co. Ltd.	271	30,665
HLB, Inc.*	1,760	56,833
Johnson Health Tech Co. Ltd.	2,000	3,734
Merida Industry Co. Ltd.	5,350	41,098
O-TA Precision Industry Co. Ltd.	26,000	99,863

		555,629

Life Sciences Tools & Services - 0.3%
Cellivery Therapeutics, Inc.*	376	4,718
Divi’s Laboratories Ltd.	2,481	119,937
EirGenix, Inc.*	9,000	26,933
Genscript Biotech Corp.*	20,000	72,358
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	6,200	64,252
LegoChem Biosciences, Inc.*	1,250	42,144
Pharmaron Beijing Co. Ltd., Class H(a)	7,900	64,358
Samsung Biologics Co. Ltd.*(a)	318	211,739
ST Pharm Co. Ltd.	344	23,911
WuXi AppTec Co. Ltd., Class A	4,060	56,285
WuXi AppTec Co. Ltd., Class H(a)	7,118	86,142

		772,777

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Machinery - 1.0%
AIA Engineering Ltd.	972	29,415
Airtac International Group*	2,913	79,487
Ashok Leyland Ltd.	32,368	60,847
China CSSC Holdings Ltd., Class A*	10,600	36,801
China International Marine Containers Group Co. Ltd., Class H(c)	23,850	23,091
CIMC Enric Holdings Ltd.(c)	38,000	35,290
CNPC Capital Co. Ltd., Class A	29,200	19,634
Creative & Innovative System*	2,703	30,378
Cummins India Ltd.	2,280	35,291
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	705	10,772
Dawonsys Co. Ltd.	1,869	33,809
Doosan Bobcat, Inc.	1,272	30,451
Elgi Equipments Ltd.*	9,404	44,018
Escorts Kubota Ltd.	1,049	22,936
Grindwell Norton Ltd.	1,275	28,262
Haitian International Holdings Ltd.	16,000	38,400
Hiwin Technologies Corp.	5,372	38,665
HJ Shipbuilding & Construction Co. Ltd.*	1,060	5,630
Hyundai Construction Equipment Co. Ltd.	5,644	164,658
Hyundai Doosan Infracore Co. Ltd.*	48,244	206,850
Hyundai Elevator Co. Ltd.	208	4,507
Hyundai Heavy Industries Co. Ltd.*	476	45,801
Hyundai Mipo Dockyard Co. Ltd.*	602	41,659
Hyundai Rotem Co. Ltd.*	1,766	36,092
Jiangsu Hengli Hydraulic Co. Ltd., Class A	3,800	29,414
Kinik Co.	6,000	31,462
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	605	39,445
Lakshmi Machine Works Ltd.	165	21,771
LK Technology Holdings Ltd.	22,000	38,339
Lonking Holdings Ltd.	832,000	165,342
Otokar Otomotiv ve Savunma Sanayi A/S	3,121	83,353
Pentamaster Corp. Bhd.	21,200	18,578
People & Technology, Inc.	1,155	40,764
Riyue Heavy Industry Co. Ltd., Class A	5,000	18,606
Sam Engineering & Equipment M Bhd.	68,300	58,164
SAM KANG M&T Co. Ltd.*	1,219	21,676
Samsung Heavy Industries Co. Ltd.*	15,055	65,129
Sany Heavy Equipment International Holdings Co. Ltd.	12,000	13,116
Sany Heavy Industry Co. Ltd., Class A	26,000	65,760
Schaeffler India Ltd.	1,100	38,588
SFA Engineering Corp.	704	22,896
Shin Zu Shing Co. Ltd.	65,000	175,412

Investments	Shares	Value ($)
Sinotruk Hong Kong Ltd.	30,500	35,940
SKF India Ltd.	624	33,372
Thermax Ltd.	944	24,511
Timken India Ltd.*	605	22,681
Turk Traktor ve Ziraat Makineleri A/S	5,772	76,417
UWC Bhd.	10,600	9,479
Weichai Power Co. Ltd., Class A	17,300	30,737
Weichai Power Co. Ltd., Class H	71,000	101,662
XCMG Construction Machinery Co. Ltd., Class A*	18,800	15,599
Yangzijiang Shipbuilding Holdings Ltd.	98,800	66,443
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class A	9,400	23,398
Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	10,000	14,370
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	17,700	16,131
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	29,200	15,177

		2,536,476

Marine - 0.8%
Cia Sud Americana de Vapores SA	601,757	65,078
COSCO SHIPPING Holdings Co. Ltd., Class A	39,800	81,051
COSCO SHIPPING Holdings Co. Ltd., Class H	110,450	165,185
Evergreen Marine Corp. Taiwan Ltd.	82,558	263,328
Far-Eastern Shipping Co. plc*‡(b)	302,500	—
HMM Co. Ltd.	11,700	223,805
Korea Line Corp.*	76,856	141,099
MISC Bhd.	22,400	36,289
Orient Overseas International Ltd.(c)	5,500	191,276
Pan Ocean Co. Ltd.	9,207	40,043
Precious Shipping PCL, NVDR	343,200	167,824
Qatar Navigation QSC	20,237	59,181
Regional Container Lines PCL, NVDR	15,000	15,281
Shih Wei Navigation Co. Ltd.	68,000	71,654
Taiwan Navigation Co. Ltd.	93,000	89,301
Temas Tbk. PT	434,300	72,615
Transcoal Pacific Tbk. PT*(b)	32,900	23,401
U-Ming Marine Transport Corp.	14,000	19,592
Wan Hai Lines Ltd.	45,885	163,979
Wisdom Marine Lines Co. Ltd.	11,898	27,260
Yang Ming Marine Transport Corp.	55,000	164,590

		2,081,832

Media - 0.3%
Affle India Ltd.*	2,120	28,389
Astro Malaysia Holdings Bhd.	139,200	27,993
Cheil Worldwide, Inc.	1,074	18,849
China Literature Ltd.*(a)	6,200	24,445
Echo Marketing, Inc.	863	12,090
Elang Mahkota Teknologi Tbk. PT*	355,900	44,990

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Focus Media Information Technology Co. Ltd., Class A	23,500	20,615
Grupo Televisa SAB, Series CPO(c)	41,000	64,721
Innocean Worldwide, Inc.	3,606	126,436
Media Nusantara Citra Tbk. PT	2,951,700	209,947
Mobvista, Inc.*(a)	20,000	12,306
MultiChoice Group	10,140	72,443
Plan B Media PCL, NVDR*	97,500	16,025
Saudi Research & Media Group*	605	31,184
Sun TV Network Ltd.	1,889	11,254
Surya Citra Media Tbk. PT	427,000	6,334
Zee Entertainment Enterprises Ltd.	18,512	57,689

		785,710

Metals & Mining - 4.5%
Adaro Minerals Indonesia Tbk. PT*	120,400	14,976
African Rainbow Minerals Ltd.	4,056	56,925
Alrosa PJSC‡(b)	85,800	—
Aluminum Corp. of China Ltd., Class A*	26,500	18,369
Aluminum Corp. of China Ltd., Class H	130,000	47,198
Aneka Tambang Tbk.	201,400	26,546
Angang Steel Co. Ltd., Class H	38,000	12,538
Anglo American Platinum Ltd.	1,976	150,772
AngloGold Ashanti Ltd.	13,312	196,683
APL Apollo Tubes Ltd.*	3,429	41,348
ArcelorMittal South Africa Ltd.*	112,824	44,291
Baoshan Iron & Steel Co. Ltd., Class A	62,400	52,516
Beijing Shougang Co. Ltd., Class A	10,600	6,640
Bradespar SA (Preference)	6,186	26,753
CAP SA	2,756	25,209
Century Iron & Steel Industrial Co. Ltd.	6,000	20,440
Chifeng Jilong Gold Mining Co. Ltd., Class A*	7,900	21,412
China Gold International Resources Corp. Ltd.	101,900	284,934
China Hongqiao Group Ltd.(c)	78,000	81,081
China Metal Products	109,000	107,030
China Metal Recycling Holdings Ltd.*‡(b)	51,000	—
China Nonferrous Mining Corp. Ltd.(c)	507,000	206,032
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	5,300	24,686
China Oriental Group Co. Ltd.	520,000	104,664
China Steel Corp.	416,000	384,864
China Zhongwang Holdings Ltd.*‡(b)	699,600	129,634
Chun Yuan Steel Industry Co. Ltd.	205,000	107,495
Chung Hung Steel Corp.	23,000	19,320
Cia Brasileira de Aluminio	11,000	23,807
Cia Siderurgica Nacional SA	20,800	58,862
Citic Pacific Special Steel Group Co. Ltd., Class A	10,600	31,498
CMOC Group Ltd., Class A	22,500	18,001

Investments	Shares	Value ($)
CMOC Group Ltd., Class H(c)	57,000	27,956
Dongkuk Steel Mill Co. Ltd.	2,067	21,082
DRDGOLD Ltd.(c)	198,007	122,422
Eregli Demir ve Celik Fabrikalari TAS	42,848	66,054
Ezz Steel Co. SAE	68,433	44,055
Feng Hsin Steel Co. Ltd.	11,000	24,248
Ganfeng Lithium Co. Ltd., Class A	3,080	40,738
Ganfeng Lithium Co. Ltd., Class H(a)(c)	7,280	65,799
GEM Co. Ltd., Class A	5,300	7,678
Gerdau SA (Preference)	33,900	159,520
Gold Fields Ltd.	15,932	147,285
Grupo Mexico SAB de CV, Series B	96,513	382,061
Harmony Gold Mining Co. Ltd.	17,631	55,996
Henan Shenhuo Coal & Power Co. Ltd., Class A	5,500	11,723
Hesteel Co. Ltd., Class A	37,600	15,571
Hindalco Industries Ltd.	48,568	254,325
Hindustan Copper Ltd.	16,483	21,430
Hsin Kuang Steel Co. Ltd.	104,000	122,267
Hunan Valin Steel Co. Ltd., Class A	23,500	15,836
Hyundai Steel Co.	2,238	58,745
Impala Platinum Holdings Ltd.	26,290	291,236
Industrias CH SAB de CV, Series B*	1,147	12,563
Industrias Penoles SAB de CV(c)	4,112	41,418
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	70,500	23,649
Inner Mongolia ERDOS Resources Co. Ltd., Class A	4,480	12,129
Inner Mongolia ERDOS Resources Co. Ltd., Class B	7,420	12,792
Jiangxi Copper Co. Ltd., Class A	9,400	23,524
Jiangxi Copper Co. Ltd., Class H	31,000	37,951
Jinchuan Group International Resources Co. Ltd.	144,000	15,409
Jindal Stainless Hisar Ltd.*	43,434	130,338
Jindal Stainless Ltd.*	70,252	105,341
Jindal Steel & Power Ltd.	13,696	67,226
JSW Steel Ltd.	30,212	239,985
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D	42,064	25,051
KG DONGBUSTEEL	1,060	9,995
KISWIRE Ltd.	3,737	60,409
Korea Zinc Co. Ltd.	416	152,906
Koza Altin Isletmeleri A/S	2,182	19,754
Koza Anadolu Metal Madencilik Isletmeleri A/S*	78,884	124,513
Kumba Iron Ore Ltd.	2,080	61,497
Maanshan Iron & Steel Co. Ltd., Class A	21,200	9,849
Maanshan Iron & Steel Co. Ltd., Class H(c)	22,000	5,885
Magnitogorsk Iron & Steel Works PJSC‡(b)	45,174	—
Merdeka Copper Gold Tbk. PT*	244,562	66,942

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Metalurgica Gerdau SA (Preference)	22,200	43,691
Minsur SA	129,982	125,523
MMC Norilsk Nickel PJSC‡(b)	2,090	—
MMG Ltd.*	116,000	34,283
National Aluminium Co. Ltd.	23,045	22,620
Nickel Asia Corp.	269,200	26,710
NMDC Ltd.	34,372	46,748
Northam Platinum Holdings Ltd.*	7,714	81,690
Novolipetsk Steel PJSC‡(b)	51,150	—
PMB Technology Bhd.	20,000	13,212
Polyus PJSC‡(b)	1,155	—
Poongsan Corp.	7,566	161,326
POSCO Holdings, Inc.	2,444	455,275
Press Metal Aluminium Holdings Bhd.	62,400	68,142
Qatar Aluminum Manufacturing Co.	42,858	19,912
Raspadskaya OJSC‡(b)	4,240	—
Ratnamani Metals & Tubes Ltd.	1,292	27,679
Royal Bafokeng Platinum Ltd.	4,862	43,777
Sansteel Minguang Co. Ltd. Fujian, Class A	14,100	11,594
Saudi Arabian Mining Co.*	14,180	212,171
Seah Besteel Holdings Corp.	6,136	73,447
SeAH Steel Holdings Corp.	733	87,175
Severstal PAO‡(b)	5,995	—
Shandong Gold Mining Co. Ltd., Class A	5,100	13,845
Shandong Gold Mining Co. Ltd., Class H(a)(c)	13,650	23,753
Shandong Nanshan Aluminum Co. Ltd., Class A	42,400	22,027
Shanxi Taigang Stainless Steel Co. Ltd., Class A	15,900	11,659
Shougang Fushan Resources Group Ltd.	1,342,000	476,972
Sibanye Stillwater Ltd.	84,188	204,767
Steel Authority of India Ltd.	48,998	47,693
TA Chen Stainless Pipe	67,460	78,633
Tata Steel Ltd.	254,800	345,900
Tharisa plc(c)	38,478	48,041
Tiangong International Co. Ltd.(c)	576,000	207,656
Tianshan Aluminum Group Co. Ltd., Class A	10,600	11,470
Tung Ho Steel Enterprise Corp.	17,050	29,441
United Co. RUSAL International PJSC*‡(b)	75,100	—
Usinas Siderurgicas de Minas Gerais SA Usiminas (Preference), Class A	196,186	324,961
Vale Indonesia Tbk. PT*	58,300	23,976
Vale SA	125,000	1,677,312
Vedanta Ltd.	40,976	131,466
Volcan Cia Minera SAA, Class B*	122,924	18,118
VSMPO-AVISMA Corp. PJSC‡(b)	53	—
Xiamen Tungsten Co. Ltd., Class A	3,900	15,572
YC INOX Co. Ltd.	156,000	158,652
Yieh Phui Enterprise Co. Ltd.*	50,000	27,220

Investments	Shares	Value ($)
Young Poong Corp.	330	139,458
Yunnan Aluminium Co. Ltd., Class A	6,300	9,388
Yunnan Copper Co. Ltd., Class A	9,400	16,031
Zhaojin Mining Industry Co. Ltd., Class H*(c)	31,000	29,618
Zhejiang Huayou Cobalt Co. Ltd., Class A	3,640	45,584
Zijin Mining Group Co. Ltd., Class A	34,100	45,199
Zijin Mining Group Co. Ltd., Class H	104,000	121,754

		11,420,818

Multiline Retail - 0.2%
Aeon Co. M Bhd.	57,700	18,540
Central Retail Corp. PCL, NVDR	56,475	55,999
El Puerto de Liverpool SAB de CV, Class C1	6,185	27,789
Falabella SA	24,077	53,679
Golden Eagle Retail Group Ltd.	161,000	113,214
Hyundai Department Store Co. Ltd.	224	11,484
Lojas Renner SA*	17,250	83,926
Lotte Shopping Co. Ltd.	448	32,899
Magazine Luiza SA*	62,400	30,972
MINISO Group Holding Ltd., ADR(c)	954	5,600
Mitra Adiperkasa Tbk. PT*	488,600	29,318
Shinsegae, Inc.	212	35,657
V-Mart Retail Ltd.*	484	16,925
Woolworths Holdings Ltd.	18,876	59,905

		575,907

Multi-Utilities - 0.0%(e)
Qatar Electricity & Water Co. QSC	9,684	49,221
YTL Corp. Bhd.	78,870	10,101
YTL Power International Bhd.	1,531	251

		59,573

Oil, Gas & Consumable Fuels - 4.8%
3R Petroleum Oleo E Gas SA*	67,689	443,008
Adaro Energy Indonesia Tbk. PT	405,200	88,785
Aegis Logistics Ltd.	7,388	24,128
AKR Corporindo Tbk. PT	344,300	29,016
Aldrees Petroleum and Transport Services Co.	1,760	33,785
Bangchak Corp. PCL, NVDR	27,400	21,959
Banpu PCL, NVDR	93,200	33,928
Bashneft PJSC‡(b)	1,305	—
Bashneft PJSC (Preference)‡(b)	1,163	—
Bayan Resources Tbk. PT	23,800	109,072
Bharat Petroleum Corp. Ltd.	30,147	125,629
Bukit Asam Tbk. PT	106,000	30,730
China Coal Energy Co. Ltd., Class A	16,100	20,886
China Coal Energy Co. Ltd., Class H	83,000	64,498
China Petroleum & Chemical Corp., Class A	111,200	67,837
China Petroleum & Chemical Corp., Class H	794,000	374,247

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
China Shenhua Energy Co. Ltd., Class A	20,800	86,754
China Shenhua Energy Co. Ltd., Class H	104,000	293,456
China Suntien Green Energy Corp. Ltd., Class H	50,000	24,523
Coal India Ltd.	69,056	184,051
Cosan SA	37,564	134,920
COSCO SHIPPING Energy Transportation Co. Ltd., Class A*	8,600	16,173
Dana Gas PJSC	1,434,588	390,571
Ecopetrol SA	155,428	82,375
Empresas Copec SA	11,076	90,667
Enauta Participacoes SA	32,001	114,077
Esso Thailand PCL, NVDR*	457,200	131,658
Exxaro Resources Ltd.	9,106	110,353
Formosa Petrochemical Corp.	29,000	81,844
Gazprom PJSC‡(b)	412,500	—
Guanghui Energy Co. Ltd., Class A	15,100	21,785
HD Hyundai Co. Ltd.	1,595	69,860
Hellenic Petroleum Holdings SA	3,199	20,517
Hibiscus Petroleum Bhd.	727,300	146,261
Hindustan Petroleum Corp. Ltd.*	25,012	76,098
Indian Oil Corp. Ltd.	114,348	105,243
Indika Energy Tbk. PT*	680,200	122,443
Indo Tambangraya Megah Tbk. PT	16,500	44,052
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	5,300	10,486
Inner Mongolia Yitai Coal Co. Ltd., Class B	445,000	700,875
Inner Mongolia Yitai Coal Co. Ltd., Class H	68,700	92,593
IRPC PCL, NVDR	242,000	21,432
LUKOIL PJSC‡(b)	12,265	—
Mangalore Refinery & Petrochemicals Ltd.*	80,544	73,978
Mari Petroleum Co. Ltd.	1,984	14,078
Medco Energi Internasional Tbk. PT*	2,883,240	118,576
MOL Hungarian Oil & Gas plc	19,292	141,636
Motor Oil Hellas Corinth Refineries SA	2,820	48,594
Novatek PJSC‡(b)	20,020	—
Oil & Natural Gas Corp. Ltd.	119,392	202,071
Oil India Ltd.	12,870	30,851
Pakistan Oilfields Ltd.	58,396	95,410
Pakistan Petroleum Ltd.	29,830	8,543
Pakistan State Oil Co. Ltd.	132,296	95,452
Petro Rio SA*	13,293	61,938
PetroChina Co. Ltd., Class H	690,000	320,832
Petroleo Brasileiro SA	119,600	850,399
Petroleo Brasileiro SA (Preference)	149,000	978,896
Petronas Dagangan Bhd.	6,600	33,219
Petronet LNG Ltd.	27,190	75,452
Petroreconcavo SA	46,800	220,763
PTT Exploration & Production PCL	469	2,070
PTT Exploration & Production PCL, NVDR	48,631	214,684
PTT PCL, NVDR	276,800	261,309

Investments	Shares	Value ($)
Qatar Fuel QSC	9,120	44,601
Qatar Gas Transport Co. Ltd.	57,526	64,449
Rabigh Refining & Petrochemical Co.*	5,254	25,599
Reliance Industries Ltd.*	63,597	2,013,512
Rosneft Oil Co. PJSC‡(b)	74,042	—
Saudi Arabian Oil Co.(a)	41,583	439,522
Semirara Mining & Power Corp.	42,200	31,767
Shaanxi Coal Industry Co. Ltd., Class A	26,000	73,749
Shanxi Coking Coal Energy Group Co. Ltd., Class A	16,900	29,399
Shanxi Lu’an Environmental Energy Development Co. Ltd., Class A	11,100	22,687
Siamgas & Petrochemicals PCL, NVDR	240,300	75,726
SK Discovery Co. Ltd.	261	7,233
SK Gas Ltd.	1,233	106,776
SK Innovation Co. Ltd.*	961	138,702
S-Oil Corp.	1,443	101,969
Star Petroleum Refining PCL, NVDR	33,500	10,648
Surgutneftegas PJSC‡(b)	319,000	—
Surgutneftegas PJSC (Preference)‡(b)	225,500	—
Tatneft PJSC‡(b)	26,900	—
Tatneft PJSC (Preference)‡(b)	3,870	—
Thai Oil PCL, NVDR	16,500	22,973
Thungela Resources Ltd.(c)	5,165	90,180
Transneft PJSC (Preference)‡(b)	55	—
Turkiye Petrol Rafinerileri A/S*	2,530	37,901
Ultrapar Participacoes SA	22,738	55,510
United Tractors Tbk. PT	41,600	90,590
Yankuang Energy Group Co. Ltd., Class A	5,300	28,824
Yankuang Energy Group Co. Ltd., Class H	48,000	149,811

		12,151,454

Paper & Forest Products - 0.5%
Century Plyboards India Ltd.	3,256	24,280
Century Textiles & Industries Ltd.	2,118	22,434
Empresas CMPC SA	26,895	45,673
Indah Kiat Pulp & Paper Tbk. PT	90,900	46,576
Lee & Man Paper Manufacturing Ltd.	913,000	346,596
Longchen Paper & Packaging Co. Ltd.	316,000	163,588
Nine Dragons Paper Holdings Ltd.	55,000	45,402
Pabrik Kertas Tjiwi Kimia Tbk. PT	53,800	23,123
Sappi Ltd.*	16,276	53,734
Shandong Chenming Paper Holdings Ltd., Class H*(c)	163,000	57,310
Shandong Sun Paper Industry JSC Ltd., Class A	9,400	16,380
Suzano SA	26,000	241,541
Ta Ann Holdings Bhd.	99,600	85,937
YFY, Inc.	47,000	37,831

		1,210,405

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Personal Products - 0.5%
Amorepacific Corp.	574	56,998
AMOREPACIFIC Group	611	17,355
Colgate-Palmolive India Ltd.	2,433	48,701
Cosmax, Inc.	107	5,691
Dabur India Ltd.	11,492	84,688
Emami Ltd.	4,717	26,772
Gillette India Ltd.	103	6,759
Godrej Consumer Products Ltd.*	8,547	92,063
Grape King Bio Ltd.	7,000	30,978
Hengan International Group Co. Ltd.	18,000	87,020
Hindustan Unilever Ltd.	16,172	538,120
Hyundai Bioscience Co. Ltd.*	2,045	45,021
Kolmar Korea Co. Ltd.	142	4,247
LG H&H Co. Ltd.	156	93,545
LG H&H Co. Ltd. (Preference)	43	12,528
Microbio Co. Ltd.	20,461	39,909
Natura & Co. Holding SA	10,958	32,844
Procter & Gamble Hygiene & Health Care Ltd.	267	48,807
TCI Co. Ltd.	1,000	4,809

		1,276,855

Pharmaceuticals - 1.3%
Adcock Ingram Holdings Ltd.	2,912	8,948
Ajanta Pharma Ltd.	576	9,292
Alembic Pharmaceuticals Ltd.*	3,400	30,113
Alkem Laboratories Ltd.	516	20,996
Apeloa Pharmaceutical Co. Ltd., Class A	4,700	13,464
Aspen Pharmacare Holdings Ltd.	7,332	63,904
AstraZeneca Pharma India Ltd.	235	9,087
Asymchem Laboratories Tianjin Co. Ltd., Class A	700	17,133
Aurobindo Pharma Ltd.	5,645	38,957
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	5,000	6,446
Binex Co. Ltd.*	1,942	21,452
Bukwang Pharmaceutical Co. Ltd.	1,431	10,332
CanSino Biologics, Inc., Class A*	318	7,647
CanSino Biologics, Inc., Class H(a)(c)	800	6,706
Celltrion Pharm, Inc.*	130	8,476
Center Laboratories, Inc.	9,088	17,787
Changchun High & New Technology Industry Group, Inc., Class A	600	17,262
China Medical System Holdings Ltd.	43,000	68,472
China Resources Pharmaceutical Group Ltd.(a)	26,500	15,866
China Traditional Chinese Medicine Holdings Co. Ltd.	88,000	37,330
Chong Kun Dang Pharmaceutical Corp.	102	7,074
Cipla Ltd.	8,562	105,581

Investments	Shares	Value ($)
CSPC Pharmaceutical Group Ltd.	172,080	188,304
Daewoong Co. Ltd.	339	7,372
Daewoong Pharmaceutical Co. Ltd.	49	6,921
Dong-A Socio Holdings Co. Ltd.	1,788	137,359
Dong-A ST Co. Ltd.	94	4,457
DongKook Pharmaceutical Co. Ltd.	2,089	30,955
Dr Reddy’s Laboratories Ltd.	2,270	117,145
Foresee Pharmaceuticals Co. Ltd.*	5,000	19,121
Genomma Lab Internacional SAB de CV, Class B	31,531	29,347
Gland Pharma Ltd.*(a)	971	27,693
GlaxoSmithKline Pharmaceuticals Ltd.	1,140	20,227
Glenmark Pharmaceuticals Ltd.	8,121	39,021
Grand Pharmaceutical Group Ltd.	530,500	293,299
Granules India Ltd.	9,381	35,465
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	7,100	30,372
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	12,000	31,720
Hanall Biopharma Co. Ltd.*	919	11,566
Hanmi Pharm Co. Ltd.	99	23,586
Hanmi Science Co. Ltd.	658	20,716
Hansoh Pharmaceutical Group Co. Ltd.(a)	16,000	31,185
HK inno N Corp.	644	21,688
Hua Han Health Industry Holdings Ltd.*‡(b)	3,780,000	—
Hypera SA*	7,400	60,632
Ilyang Pharmaceutical Co. Ltd.	795	14,534
Ipca Laboratories Ltd.	3,080	38,869
JB Chemicals & Pharmaceuticals Ltd.	1,609	35,933
Jiangsu Hengrui Medicine Co. Ltd., Class A	8,400	44,000
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	4,700	7,695
Jubilant Pharmova Ltd.	4,141	18,881
JW Pharmaceutical Corp.	243	4,461
Kalbe Farma Tbk. PT	373,200	40,761
Komipharm International Co. Ltd.*	1,425	7,931
Korea United Pharm, Inc.	636	12,558
Laurus Labs Ltd.(a)	8,627	56,892
Livzon Pharmaceutical Group, Inc., Class H	3,930	11,690
Lotus Pharmaceutical Co. Ltd.*	2,000	9,452
Lupin Ltd.	4,620	37,544
Luye Pharma Group Ltd.*(a)	29,000	8,682
Mega Lifesciences PCL, NVDR	16,800	22,249
Mezzion Pharma Co. Ltd.*	636	9,375
Natco Pharma Ltd.	4,680	40,278
Oneness Biotech Co. Ltd.*	3,000	18,887
Oscotec, Inc.*	1,510	32,952
Pfizer Ltd.	341	17,999
Pharmally International Holding Co. Ltd.*‡(b)	2,564	3,635
Procter & Gamble Health Ltd.	35	1,958

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Reyon Pharmaceutical Co. Ltd.	1,045	21,075
Richter Gedeon Nyrt.	2,074	42,311
Sam Chun Dang Pharm Co. Ltd.*	890	23,944
Sanofi India Ltd.	163	13,028
Shandong Buchang Pharmaceuticals Co. Ltd., Class A	4,700	13,206
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	3,800	24,761
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	8,000	28,943
Shin Poong Pharmaceutical Co. Ltd.*	432	9,411
Sihuan Pharmaceutical Holdings Group Ltd.	125,000	17,835
Sino Biopharmaceutical Ltd.	184,999	106,994
SK Biopharmaceuticals Co. Ltd.*	330	19,814
SSY Group Ltd.	44,000	24,943
Sun Pharmaceutical Industries Ltd.	19,161	228,014
Suven Pharmaceuticals Ltd.	3,735	22,541
Torrent Pharmaceuticals Ltd.	1,434	27,659
TTY Biopharm Co. Ltd.	15,000	35,470
United Laboratories International Holdings Ltd. (The)	416,000	219,396
Yuhan Corp.	1,085	48,274
Yungjin Pharmaceutical Co. Ltd.*	1,602	4,396
Yunnan Baiyao Group Co. Ltd., Class A	1,540	12,609
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	700	30,726
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	4,700	14,238
Zhejiang NHU Co. Ltd., Class A	6,768	20,714
Zydus Lifesciences Ltd.	4,844	21,194

		3,259,188

Professional Services - 0.1%
Boa Vista Servicos SA	12,500	12,938
CTOS Digital Bhd.	116,000	37,533
L&T Technology Services Ltd.(a)	689	30,521
NICE Information Service Co. Ltd.	2,317	28,180
Quess Corp. Ltd.(a)	3,339	24,863
Sporton International, Inc.	5,000	34,317
TeamLease Services Ltd.*	44	1,943

		170,295

Real Estate Management & Development - 3.6%
Agile Group Holdings Ltd.	620,000	202,984
Aldar Properties PJSC	71,467	95,340
Aliansce Sonae Shopping Centers sa	5,300	17,201
A-Living Smart City Services Co. Ltd.(a)(c)	13,250	16,187
AP Thailand PCL, NVDR	84,000	22,249
Arabian Centres Co. Ltd.	676	3,585
Arriyadh Development Co.	2,145	13,066
Ayala Land, Inc.	88,400	40,488
Barwa Real Estate Co.	69,230	68,436
BR Malls Participacoes SA	32,700	49,886
Brigade Enterprises Ltd.	4,730	29,453
Bumi Serpong Damai Tbk. PT*	168,600	10,458

Investments	Shares	Value ($)
C&D International Investment Group Ltd.	44,587	108,373
Cathay Real Estate Development Co. Ltd.	33,100	18,241
Cencosud Shopping SA	205,813	221,926
Central Pattana PCL, NVDR	28,000	48,302
China Aoyuan Group Ltd.*‡(b)(c)	713,000	60,210
China Dili Group*	100,000	17,580
China Evergrande Group*(b)(c)	66,000	9,530
China Jinmao Holdings Group Ltd.	208,000	48,225
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A*	18,800	38,230
China Overseas Grand Oceans Group Ltd.(c)	713,000	343,334
China Overseas Land & Investment Ltd.	117,000	322,686
China Overseas Property Holdings Ltd.	30,000	31,338
China Resources Land Ltd.	94,000	392,171
China Resources Mixc Lifestyle Services Ltd.(a)	10,600	44,966
China Vanke Co. Ltd., Class A	20,800	53,133
China Vanke Co. Ltd., Class H	55,100	104,867
Chong Hong Construction Co. Ltd.	88,000	213,380
CIFI Ever Sunshine Services Group Ltd.(a)(c)	10,000	7,210
CIFI Holdings Group Co. Ltd.(c)	149,553	40,580
Ciputra Development Tbk. PT	179,449	11,191
Commercial Real Estate Co. KSC	627,218	212,720
Corp. Inmobiliaria Vesta SAB de CV	23,200	45,749
Country Garden Holdings Co. Ltd.(c)	226,813	87,548
Country Garden Services Holdings Co. Ltd.	30,887	68,779
Da-Li Development Co. Ltd.	119,000	109,100
Dar Al Arkan Real Estate Development Co.*	12,677	42,459
DLF Ltd.	14,392	70,080
Dongwon Development Co. Ltd.	17,420	55,514
Eco World Development Group Bhd.	66,000	9,417
Emaar Development PJSC*	15,780	19,032
Emaar Economic City*	9,847	26,531
Emaar Properties PJSC	122,807	183,890
Evergrande Property Services Group Ltd.*(a)(b)	78,500	13,100
Gemdale Corp., Class A	14,100	24,549
Gemdale Properties & Investment Corp. Ltd.	2,704,000	223,901
Godrej Properties Ltd.*	2,674	50,861
Greentown China Holdings Ltd.	26,500	52,326
Greentown Service Group Co. Ltd.(a)	30,000	26,790
Guangzhou R&F Properties Co. Ltd., Class H(c)	646,800	152,433
Hanson International Tbk. PT*‡(b)	2,409,275	—
Highwealth Construction Corp.	32,500	49,226

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Hopson Development Holdings Ltd.(c)	28,686	37,932
Huaku Development Co. Ltd.	104,000	311,225
Huijing Holdings Co. Ltd.	102,000	3,235
IOI Properties Group Bhd.	52,800	11,805
JHSF Participacoes SA	135,176	148,229
Jinke Properties Group Co. Ltd., Class A*	14,100	5,483
Kaisa Group Holdings Ltd.*‡(b)	119,714	8,674
KE Holdings, Inc., ADR*	8,515	120,147
Kindom Development Co. Ltd.	156,400	156,708
King’s Town Construction Co. Ltd.*	2,000	2,448
Korea Real Estate Investment & Trust Co. Ltd.	48,963	63,131
KWG Group Holdings Ltd.*	514,000	104,111
LAMDA Development SA*	1,368	8,090
Logan Group Co. Ltd.‡(b)(c)	29,000	6,037
Longfor Group Holdings Ltd.(d)	52,000	173,556
LSR Group PJSC*‡(b)	21,295	—
Mabanee Co. KPSC	13,622	36,160
Macrotech Developers Ltd.*(a)	825	11,913
MAS P.L.C.	18,975	23,315
MBK PCL, NVDR*	30,344	12,942
Megaworld Corp.	444,200	18,210
Midea Real Estate Holding Ltd.(a)(c)	105,200	124,901
Multiplan Empreendimentos Imobiliarios SA*	8,204	37,563
National Real Estate Co. KPSC*	11,418	6,404
NEPI Rockcastle SA	10,614	58,373
Oberoi Realty Ltd.	2,915	33,473
Origin Property PCL, NVDR	438,300	118,476
OSK Holdings Bhd.	431,600	87,765
Pakuwon Jati Tbk. PT	534,400	16,429
Phoenix Mills Ltd. (The)	2,901	45,897
Poly Developments and Holdings Group Co. Ltd., Class A	36,400	90,065
Poly Property Group Co. Ltd.	832,000	178,061
Powerlong Real Estate Holdings Ltd.(c)	620,000	82,931
Prestige Estates Projects Ltd.	3,219	16,799
Prince Housing & Development Corp.	50,000	19,288
Pruksa Holding PCL, NVDR	275,100	92,672
Quality Houses PCL, NVDR	1,932,700	112,360
Radiance Holdings Group Co. Ltd.(a)(c)	288,000	155,926
Redco Properties Group Ltd.*(a)(c)	340,000	84,027
Redsun Properties Group Ltd.*(c)	412,000	75,578
RiseSun Real Estate Development Co. Ltd., Class A*	9,400	3,907
Robinsons Land Corp.	23,506	7,248
Ruentex Development Co. Ltd.*	21,600	39,534
Salhia Real Estate Co. KSCP	15,502	24,114
Saudi Real Estate Co.*	3,478	12,538
Seazen Group Ltd.*	83,808	28,719
Seazen Holdings Co. Ltd., Class A*	4,700	14,601
S-Enjoy Service Group Co. Ltd.*(c)	115,000	96,836

Investments	Shares	Value ($)
Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class B	130,000	127,530
Shanghai Lingang Holdings Corp. Ltd., Class A	5,640	10,205
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	8,000	11,744
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	30,940	27,196
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	4,700	8,113
Shenzhen Investment Ltd.	1,139,930	214,920
Shimao Group Holdings Ltd.‡(b)(c)	32,000	11,105
Shimao Services Holdings Ltd.*(a)	11,000	3,713
Shoucheng Holdings Ltd.	110,000	18,917
Shui On Land Ltd.	1,482,000	196,344
Sichuan Languang Justbon Services Group Co. Ltd., Class H*(b)	26,500	182,802
Sime Darby Property Bhd.	178,200	18,819
Sinic Holdings Group Co. Ltd., Class H*‡(a)(b)	318,000	16,662
Sino-Ocean Group Holding Ltd.(c)	1,244,000	201,261
Sinyi Realty, Inc.	131,000	133,446
SK D&D Co. Ltd.	3,615	71,654
SM Prime Holdings, Inc.	228,800	151,897
SOHO China Ltd.*	76,000	13,264
SP Setia Bhd. Group	75,694	12,841
Summarecon Agung Tbk. PT	227,900	9,296
Sunac China Holdings Ltd.‡(b)(c)	145,000	46,530
Sunac Services Holdings Ltd.(a)	373,000	160,131
Supalai PCL, NVDR	23,800	12,543
Talaat Moustafa Group	439,103	166,172
United Development Co. QSC	67,999	28,400
UOA Development Bhd.	21,800	8,180
WHA Corp. PCL, NVDR	117,490	9,575
Yuexiu Property Co. Ltd.	41,600	51,934
Yungshin Construction & Development Co. Ltd.	28,000	56,578
Zhejiang China Commodities City Group Co. Ltd., Class A	5,500	4,319
Zhongliang Holdings Group Co. Ltd.(a)(c)	245,500	28,772
Zhuguang Holdings Group Co. Ltd.*(c)	202,000	27,791

		9,199,301

Road & Rail - 0.3%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	62,600	43,206
BTS Group Holdings PCL, NVDR	119,640	27,952
CJ Logistics Corp.*	150	13,452
Container Corp. of India Ltd.	4,571	41,104
Daqin Railway Co. Ltd., Class A	54,300	48,761
Localiza Rent a Car SA	12,668	140,400
Movida Participacoes SA	58,696	143,408
Rumo SA	20,800	70,186
SIMPAR SA	123,697	245,821
United International Transportation Co.	996	12,702
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	5,500	14,390

		801,382

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 6.1%
ADATA Technology Co. Ltd.	110,000	214,555
Advanced Wireless Semiconductor Co.	10,000	24,081
Alchip Technologies Ltd.	1,000	23,580
Amazing Microelectronic Corp.	37,000	144,584
Andes Technology Corp.	2,379	21,016
Anpec Electronics Corp.	2,000	8,383
AP Memory Technology Corp.	2,000	13,426
Ardentec Corp.	187,000	257,007
ASE Technology Holding Co. Ltd.	111,000	320,310
ASMedia Technology, Inc.	1,000	32,497
ASPEED Technology, Inc.	1,100	70,722
Borosil Renewables Ltd.*	21,554	168,002
Chipbond Technology Corp.	21,000	38,365
ChipMOS Technologies, Inc.	24,000	28,296
D&O Green Technologies Bhd.	15,300	13,992
Daqo New Energy Corp., ADR*	1,912	123,706
DB HiTek Co. Ltd.	1,480	51,266
Doosan Tesna, Inc.	770	18,345
Elan Microelectronics Corp.	4,000	14,495
Elite Semiconductor Microelectronics Technology, Inc.	5,000	13,610
eMemory Technology, Inc.	1,000	39,578
ENNOSTAR, Inc.	7,000	11,561
Eo Technics Co. Ltd.	134	8,303
Episil Technologies, Inc.	6,292	21,540
Etron Technology, Inc.*	13,000	22,274
Eugene Technology Co. Ltd.	65	1,551
Everlight Electronics Co. Ltd.	184,000	255,342
Faraday Technology Corp.	4,000	20,841
Fine Technix Co. Ltd.	14,497	135,027
Fitipower Integrated Technology, Inc.*	3,000	14,178
Fittech Co. Ltd.	27,000	101,900
Flat Glass Group Co. Ltd., Class A*	3,600	21,956
Flat Glass Group Co. Ltd., Class H*(c)	7,000	25,414
FocalTech Systems Co. Ltd.	93,000	230,163
Formosa Advanced Technologies Co. Ltd.	67,000	82,461
Formosa Sumco Technology Corp.	1,000	5,745
Foxsemicon Integrated Technology, Inc.	1,000	6,563
GCL System Integration Technology Co. Ltd., Class A*	25,500	16,730
GemVax & Kael Co. Ltd.*	920	9,773
Genesys Logic, Inc.	3,000	12,074
Gigadevice Semiconductor Beijing, Inc., Class A	1,440	25,279

Investments	Shares	Value ($)
Global Mixed Mode Technology, Inc.	30,000	147,290
Global Unichip Corp.	2,000	33,733
Globalwafers Co. Ltd.	4,000	60,653
Greatek Electronics, Inc.	14,000	28,897
Gudeng Precision Industrial Co. Ltd.	4,000	32,597
HAESUNG DS Co. Ltd.	379	16,775
Hana Materials, Inc.	318	9,902
Hana Micron, Inc.*	871	9,085
Hangzhou First Applied Material Co. Ltd., Class A	2,660	27,531
Hangzhou Silan Microelectronics Co. Ltd., Class A	2,900	17,907
Holtek Semiconductor, Inc.	6,000	16,112
Hua Hong Semiconductor Ltd.*(a)(c)	11,000	32,930
Inari Amertron Bhd.	67,700	43,506
Innox Advanced Materials Co. Ltd.	843	24,042
ITE Technology, Inc.	62,000	141,017
JA Solar Technology Co. Ltd., Class A	3,780	43,583
JCET Group Co. Ltd., Class A	5,300	19,840
Jentech Precision Industrial Co. Ltd.	2,000	26,018
Jusung Engineering Co. Ltd.	15,506	202,314
King Yuan Electronics Co. Ltd.	35,000	45,882
Kinsus Interconnect Technology Corp.	4,000	18,169
Koh Young Technology, Inc.	1,007	10,930
LandMark Optoelectronics Corp.	5,000	25,884
LEENO Industrial, Inc.	180	18,234
LONGi Green Energy Technology Co. Ltd., Class A	10,248	93,548
LX Semicon Co. Ltd.	411	31,479
Macronix International Co. Ltd.	48,000	52,343
MediaTek, Inc.	29,000	661,534
Montage Technology Co. Ltd., Class A*	3,246	27,607
Nanya Technology Corp.	30,000	52,403
NAURA Technology Group Co. Ltd., Class A	900	33,875
NEPES Corp.*	1,325	20,654
NEXTIN, Inc.	265	12,953
Novatek Microelectronics Corp.	18,000	159,313
Nuvoton Technology Corp.	4,000	15,965
Pan Jit International, Inc.	8,000	17,368
Parade Technologies Ltd.	1,400	52,603
Phison Electronics Corp.	6,000	58,715
Pixart Imaging, Inc.	9,000	27,053
Powerchip Semiconductor Manufacturing Corp.	83,000	97,717
Powertech Technology, Inc.	20,000	57,046
Radiant Opto-Electronics Corp.	14,330	44,654
RDC Semiconductor Co. Ltd.*	3,000	35,069
Realtek Semiconductor Corp.	9,070	103,602
RFHIC Corp.	829	14,581
RichWave Technology Corp.	5,000	23,630
S&S Tech Corp.	423	6,822

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
SDI Corp.	8,000	32,197
Seoul Semiconductor Co. Ltd.	1,370	11,917
SFA Semicon Co. Ltd.*	3,233	13,613
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	4,000	14,242
Sigurd Microelectronics Corp.	186,000	309,990
Silergy Corp.	8,000	148,559
Silicon Integrated Systems Corp.	17,240	11,401
SIMMTECH Co. Ltd.	1,039	32,391
Sino-American Silicon Products, Inc.	18,000	85,668
Sitronix Technology Corp.	4,000	22,377
SK Hynix, Inc.	17,241	1,299,279
SK Square Co. Ltd.*	1,700	55,943
Sonix Technology Co. Ltd.	69,000	133,202
Sunplus Technology Co. Ltd.	29,000	28,040
Taiwan Mask Corp.*	7,000	17,605
Taiwan Semiconductor Co. Ltd.	14,000	37,641
Taiwan Semiconductor Manufacturing Co. Ltd.	349,000	5,933,035
Taiwan Surface Mounting Technology Corp.	5,000	14,395
Taiwan-Asia Semiconductor Corp.	13,000	17,867
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	4,700	35,488
TES Co. Ltd.	6,624	106,567
Tianshui Huatian Technology Co. Ltd., Class A	10,800	14,203
Tokai Carbon Korea Co. Ltd.	86	8,474
TongFu Microelectronics Co. Ltd., Class A*	4,700	11,504
Topco Scientific Co. Ltd.	72,000	370,328
Trina Solar Co. Ltd., Class A	4,932	60,753
TSE Co. Ltd.	165	8,383
TSEC Corp.*	25,241	28,705
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	1,200	37,577
United Microelectronics Corp.*	371,000	497,500
United Renewable Energy Co. Ltd.*	40,574	29,813
UniTest, Inc.*	636	9,351
Vanguard International Semiconductor Corp.	18,000	43,285
Via Technologies, Inc.	104,000	253,565
Visual Photonics Epitaxy Co. Ltd.	10,000	24,482
ViTrox Corp. Bhd.	9,600	16,588
Wafer Works Corp.	11,511	18,358
Will Semiconductor Co. Ltd. Shanghai, Class A	2,025	31,617
Win Semiconductors Corp.	6,961	36,966
Winbond Electronics Corp.	91,000	70,360
WONIK IPS Co. Ltd.	824	19,980
Wonik QnC Corp.	818	16,088
XinTec, Inc.	3,000	12,925
Xinyi Solar Holdings Ltd.	81,343	138,233

		15,542,311

Investments	Shares	Value ($)
Software - 0.3%
360 Security Technology, Inc., Class A	15,500	17,002
Ahnlab, Inc.	190	12,973
AsiaInfo Technologies Ltd.(a)	21,200	33,812
Beijing Kingsoft Office Software, Inc., Class A	872	22,663
Birlasoft Ltd.	9,308	39,458
Cyient Ltd.	4,680	48,783
Douzone Bizon Co. Ltd.	530	13,116
Hancom, Inc.*	294	3,915
Hundsun Technologies, Inc., Class A*	3,500	22,058
Iflytek Co. Ltd., Class A	4,700	29,328
Intellect Design Arena Ltd.	4,762	37,874
Kingdee International Software Group Co. Ltd.*	52,000	112,348
KPIT Technologies Ltd.	6,435	44,487
Linklogis, Inc., Class B*(a)(c)	55,000	40,778
Ming Yuan Cloud Group Holdings Ltd.(c)	11,000	10,103
NavInfo Co. Ltd., Class A	4,700	9,746
Oracle Financial Services Software Ltd.	632	25,070
Route Mobile Ltd.	954	16,858
Shanghai Baosight Software Co. Ltd., Class A	3,510	20,939
Shanghai Baosight Software Co. Ltd., Class B	11,609	38,902
Tanla Platforms Ltd.	1,963	17,200
Tata Elxsi Ltd.	671	73,567
TOTVS SA*	10,500	53,267
Weimob, Inc.*(a)(c)	87,000	45,440
Yonyou Network Technology Co. Ltd., Class A	4,700	14,545

		804,232

Specialty Retail - 1.6%
Abu Dhabi National Oil Co. for Distribution PJSC	51,376	59,866
Ace Hardware Indonesia Tbk. PT	206,000	9,861
Bermaz Auto Bhd.	80,200	31,896
China Meidong Auto Holdings Ltd.	8,000	19,384
China Tourism Group Duty Free Corp. Ltd., Class A	2,500	77,888
China Yongda Automobiles Services Holdings Ltd.	588,500	507,541
Chow Tai Fook Jewellery Group Ltd.	45,000	88,969
Com7 PCL, NVDR	22,000	18,229
Cuckoo Homesys Co. Ltd.	3,224	78,174
Detsky Mir PJSC‡(b)	258,500	—
Dogan Sirketler Grubu Holding A/S	402,522	86,946
Dogus Otomotiv Servis ve Ticaret A/S	13,325	62,957
EEKA Fashion Holdings Ltd.	104,000	166,932
Foschini Group Ltd. (The)	8,031	58,494
GOME Retail Holdings Ltd.*(b)	383,447	14,166
Grupo SBF SA	5,300	21,218

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Home Product Center PCL, NVDR	78,600	28,399
Hotai Motor Co. Ltd.	6,000	121,038
Hotel Shilla Co. Ltd.	470	25,976
Italtile Ltd.	10,931	9,186
Jarir Marketing Co.	839	36,410
JUMBO SA	3,719	57,450
K Car Co. Ltd.	176	2,588
LOTTE Himart Co. Ltd.	4,357	57,686
M.Video PJSC‡(b)	31,680	—
Motus Holdings Ltd.	69,211	464,885
MR DIY Group M Bhd.(a)	63,600	31,725
Mr Price Group Ltd.	5,512	59,599
Pan German Universal Motors Ltd.	9,000	59,968
Pepkor Holdings Ltd.(a)	25,185	30,538
Pet Center Comercio e Participacoes SA	11,807	21,987
Pop Mart International Group Ltd.(a)(c)	13,400	30,727
PTT Oil & Retail Business PCL, NVDR	57,500	39,442
Shanghai Yuyuan Tourist Mart Group Co. Ltd.	18,800	23,301
Shinsegae International, Inc.	6,131	144,886
Siam Global House PCL, NVDR	38,944	19,890
Super Group Ltd.	151,548	254,621
Topsports International Holdings Ltd.(a)	55,000	45,822
Truworths International Ltd.	177,756	546,198
United Electronics Co.	1,265	40,011
Via S/A*	643,430	297,079
Vibra Energia SA	41,600	133,250
Zhongsheng Group Holdings Ltd.	9,000	51,421

		3,936,604

Technology Hardware, Storage & Peripherals - 4.8%
Acer, Inc.	99,858	75,375
Advantech Co. Ltd.	7,941	90,838
Asia Vital Components Co. Ltd.	13,000	51,234
ASROCK, Inc.	21,000	70,138
Asustek Computer, Inc.	23,000	216,242
AURAS Technology Co. Ltd.	30,000	176,848
Catcher Technology Co. Ltd.	14,000	79,723
Chicony Electronics Co. Ltd.	15,992	42,302
China Greatwall Technology Group Co. Ltd., Class A	5,500	7,886
Clevo Co.	220,000	232,190
Compal Electronics, Inc.	140,000	106,610
CosmoAM&T Co. Ltd.*	739	30,491
Darfon Electronics Corp.	74,000	98,985
Ennoconn Corp.	2,000	14,362
Getac Holdings Corp.	175,000	275,291
Gigabyte Technology Co. Ltd.*	18,000	54,948
HTC Corp.*	18,000	39,137
Innodisk Corp.	4,872	27,418
Inventec Corp.	72,000	56,992
Legend Holdings Corp., Class H(a)	248,600	285,023
Lenovo Group Ltd.(c)	208,000	201,113
Lite-On Technology Corp.	75,000	163,572
Micro-Star International Co. Ltd.	21,000	82,763

Investments	Shares	Value ($)
Mitac Holdings Corp.	33,600	31,590
Multilaser Industrial SA	55,758	47,197
Ninestar Corp., Class A	2,900	21,587
Pegatron Corp.	64,000	132,955
Qisda Corp.	59,000	56,357
Quanta Computer, Inc.*	85,000	240,172
Samsung Electronics Co. Ltd.	164,473	7,773,568
Samsung Electronics Co. Ltd. (Preference)	26,208	1,149,916
Shenzhen Transsion Holdings Co. Ltd., Class A	2,200	23,139
Transcend Information, Inc.	15,000	31,963
Wistron Corp.	104,000	92,048
Wiwynn Corp.	3,000	73,745

		12,153,718

Textiles, Apparel & Luxury Goods - 1.4%
361 Degrees International Ltd.*	387,000	192,763
Aditya Birla Fashion and Retail Ltd.*	6,536	22,153
Aksa Akrilik Kimya Sanayii A/S	61,202	200,858
Alok Industries Ltd.*	23,980	6,051
Alpargatas SA (Preference)	5,500	23,267
ANTA Sports Products Ltd.	20,800	228,803
Arezzo Industria e Comercio SA	1,748	26,617
Bata India Ltd.	848	20,987
Bosideng International Holdings Ltd.(c)	54,000	31,506
COWELL FASHION Co. Ltd.	10,587	54,928
DI Dong Il Corp.	5,510	77,193
Eclat Textile Co. Ltd.	4,698	64,019
F&F Co. Ltd.	275	31,647
Feng TAY Enterprise Co. Ltd.	10,600	59,123
FF Group*‡(b)	3,536	—
Fila Holdings Corp.	1,167	27,309
Fuguiniao Group Ltd.*‡(b)	334,800	—
Fulgent Sun International Holding Co. Ltd.	4,000	22,711
Golden Solar New Energy Technology Holdings Ltd.*	42,000	67,843
Grendene SA	8,264	11,336
Grupo de Moda Soma SA	15,900	31,108
Guararapes Confeccoes SA*	13,200	18,944
Handsome Co. Ltd.	5,148	123,241
Hansae Co. Ltd.	1,281	16,517
Hwaseung Enterprise Co. Ltd.	331	3,070
KPR Mill Ltd.	1,754	13,020
Lao Feng Xiang Co. Ltd., Class B*	2,500	8,175
LF Corp.	8,892	119,441
Li Ning Co. Ltd.	41,000	332,183
Makalot Industrial Co. Ltd.	4,334	20,482
Nature Holdings Co. Ltd. (The)	3,406	79,048
Page Industries Ltd.	124	76,459
Paiho Shih Holdings Corp.*	52,000	54,881
Pou Chen Corp.	66,000	59,076
Rajesh Exports Ltd.	6,690	50,077
Relaxo Footwears Ltd.	2,248	27,871
Ruentex Industries Ltd.	20,540	42,259

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Shenzhou International Group Holdings Ltd.	15,600	164,051
Shinsung Tongsang Co. Ltd.*	33,280	79,031
Tainan Spinning Co. Ltd.	48,555	29,109
Taiwan Paiho Ltd.	106,000	215,958
Texhong Textile Group Ltd.	104,000	96,715
Titan Co. Ltd.	7,748	229,919
Trident Ltd.	22,165	11,102
Vaibhav Global Ltd.	41	154
Vardhman Textiles Ltd.	46,538	177,700
VIP Industries Ltd.	3,025	23,038
Viva China Holdings Ltd.*(c)	1,272,000	183,106
Vivara Participacoes SA	5,300	22,625
Welspun India Ltd.	7,370	6,490
Xtep International Holdings Ltd.(c)	27,500	44,701
Youngone Corp.	890	27,643
Youngone Holdings Co. Ltd.	2,561	94,626

		3,650,934

Thrifts & Mortgage Finance - 0.6%
Aavas Financiers Ltd.*	611	18,389
Can Fin Homes Ltd.	4,876	36,671
Housing Development Finance Corp. Ltd.	33,431	1,002,914
IIFL Finance Ltd.	4,595	20,062
Indiabulls Housing Finance Ltd.*	156,936	217,897
LIC Housing Finance Ltd.	10,712	52,187
PNB Housing Finance Ltd.*(a)	11,252	49,942
Sangsangin Co. Ltd.	14,404	100,676

		1,498,738

Tobacco - 0.2%
British American Tobacco Malaysia Bhd.	400	981
Eastern Co. SAE	27,721	14,432
Gudang Garam Tbk. PT	14,900	27,977
ITC Ltd.	54,236	207,368
KT&G Corp.	3,452	217,627
RLX Technology, Inc., ADR*	31,017	50,247
Smoore International Holdings Ltd.(a)(c)	33,000	76,510

		595,142

Trading Companies & Distributors - 0.3%
Adani Enterprises Ltd.	4,904	158,960
ALAFCO Aviation Lease & Finance Co. KSCP*	3,260	2,126
Armac Locacao Logistica E Servicos SA	11,000	25,140
Barloworld Ltd.	84,631	465,182
BOC Aviation Ltd.(a)(c)	5,100	43,334
COSCO SHIPPING Development Co. Ltd., Class A	37,600	15,682
COSCO SHIPPING Development Co. Ltd., Class H	62,000	10,031
IndiaMart InterMesh Ltd.(a)	192	10,305
LX International Corp.	1,316	33,227
Posco International Corp.	1,484	23,475
Realord Group Holdings Ltd.*(c)	12,000	15,058
SK Networks Co. Ltd.	2,415	8,077
Xiamen C & D, Inc., Class A	9,400	15,669

		826,266

Investments	Shares	Value ($)
Transportation Infrastructure - 1.0%
Adani Ports & Special Economic Zone Ltd.	14,823	142,823
Airports of Thailand PCL*	54,000	103,056
Airports of Thailand PCL, NVDR*	33,700	64,315
Anhui Expressway Co. Ltd., Class H	142,000	108,175
Bangkok Expressway & Metro PCL, NVDR	142,000	33,562
Beijing Capital International Airport Co. Ltd., Class H*	40,000	23,542
CCR SA	19,982	49,935
China Merchants Port Holdings Co. Ltd.	38,410	61,946
COSCO SHIPPING Ports Ltd.	59,348	44,304
EcoRodovias Infraestrutura e Logistica SA*	4,700	5,145
Evergreen International Storage & Transport Corp.	16,000	15,631
GMR Infrastructure Ltd.*	48,418	22,907
Grupo Aeroportuario del Centro Norte SAB de CV	12,581	76,726
Grupo Aeroportuario del Pacifico SAB de CV, Class B	6,081	82,551
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,605	67,990
Guangdong Provincial Expressway Development Co. Ltd., Class B	130,000	93,899
International Container Terminal Services, Inc.	17,160	60,448
Jasa Marga Persero Tbk. PT*	39,723	9,534
Jiangsu Expressway Co. Ltd., Class H	32,000	27,924
Lingkaran Trans Kota Holdings Bhd.	113,400	123,070
Malaysia Airports Holdings Bhd.*	27,900	39,181
Ningbo Zhoushan Port Co. Ltd., Class A	23,500	13,638
Novorossiysk Commercial Sea Port PJSC‡(b)	189,696	—
Promotora y Operadora de Infraestructura SAB de CV	2,160	15,599
Qingdao Port International Co. Ltd., Class H(a)	47,000	22,273
Saudi Ground Services Co.*	4,431	32,796
Shanghai International Airport Co. Ltd., Class A*	3,600	27,562
Shanghai International Port Group Co. Ltd., Class A*	60,000	48,804
Shenzhen International Holdings Ltd.	33,343	30,710
Sichuan Expressway Co. Ltd., Class H(c)	312,000	78,299
Taiwan High Speed Rail Corp.	53,000	51,777
TAV Havalimanlari Holding A/S*	10,176	32,090
Westports Holdings Bhd.	17,500	13,762
Wilson Sons Holdings Brasil SA	84,360	134,864
Yuexiu Transport Infrastructure Ltd.	416,000	232,645
Zhejiang Expressway Co. Ltd., Class H	630,000	507,217

		2,498,700

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Investments	Shares	Value ($)
Water Utilities - 0.5%
Aguas Andinas SA, Class A	1,229,937	247,952
Athens Water Supply & Sewage Co. SA	11,239	91,679
Beijing Enterprises Water Group Ltd.	132,000	40,021
China Water Affairs Group Ltd.(c)	364,000	326,909
Cia de Saneamento Basico do Estado de Sao Paulo*	8,189	70,373
Cia de Saneamento de Minas Gerais-COPASA	74,839	172,770
Cia de Saneamento do Parana	99,212	352,716
Guangdong Investment Ltd.	40,000	38,981
Luenmei Quantum Co. Ltd., Class A	9,400	10,381
Manila Water Co., Inc.	37,900	10,532

		1,362,314

Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL, NVDR	21,500	117,400
America Movil SAB de CV, Series L	715,000	681,270
Axiata Group Bhd.	81,804	52,753
Bharti Airtel Ltd.*	46,013	393,566
DiGi.Com Bhd.	67,600	55,137
Empresa Nacional de Telecomunicaciones SA	61,605	203,624
Etihad Etisalat Co.	8,097	81,487
Far EasTone Telecommunications Co. Ltd.	30,000	75,649
Globe Telecom, Inc.	825	30,857
Indosat Tbk. PT	31,800	14,311
Intouch Holdings PCL, NVDR	23,700	45,069
Kuwait Telecommunications Co.	10,890	23,510
Maxis Bhd.	32,900	27,130
Mobile Telecommunications Co. KSCP	32,725	64,564
Mobile Telecommunications Co. Saudi Arabia*	8,508	26,548
Mobile TeleSystems PJSC‡(b)	31,356	—
MTN Group Ltd.	32,264	269,373
PLDT, Inc.	2,900	87,111
Sistema PJSFC*‡(b)	122,643	—
SK Telecom Co. Ltd.	3,316	136,816
Smartfren Telecom Tbk. PT*	2,936,200	19,400
Taiwan Mobile Co. Ltd.	30,000	101,700
TIM SA*	8,600	20,830
Turkcell Iletisim Hizmetleri A/S	38,636	36,487
Vodacom Group Ltd.(c)	11,371	94,145
Vodafone Idea Ltd.*	97,468	10,760
Vodafone Qatar QSC	111,488	51,033

		2,720,530

TOTAL COMMON STOCKS (Cost $244,304,020)		249,972,247

Investments	Principal Amount ($)		Value ($)
CORPORATE BONDS - 0.0%(e)

Independent Power and Renewable Electricity Producers - 0.0%(e)
NTPC Ltd. Series 54, 8.49%, 3/25/2025 (Cost $–)	INR	49,126	8,200

Investments	Number of Rights		Value ($)
RIGHTS - 0.0%(e)

Consumer Finance - 0.0%(e)
Yulon Finance Corp., expiring 8/22/2022, price 150.00 TWD*(b)		281	267

Electrical Equipment - 0.0%(e)
Walsin Lihwa Corp., expiring 8/3/2022, price 30.00 TWD*(b)		5,665	738

Machinery - 0.0%(e)
Hiwin Technologies Corp., expiring 8/22/2022, price 160.00 TWD*(b)		163	302

Semiconductors & Semiconductor Equipment - 0.0%(e)
RichWave Technology Corp., expiring 9/5/2022, price 105.00 TWD*(b)		72	88

TOTAL RIGHTS (Cost $–)			1,395

Investments	Principal Amount ($)		Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.6%

REPURCHASE AGREEMENTS - 0.6%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $1,595,921, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $1,628,714 (Cost $1,595,821)		1,595,821	1,595,821

Total Investments - 99.3% (Cost $245,899,841)			251,577,663
Other assets less liabilities - 0.7%			1,883,986

Net Assets - 100.0%			253,461,649

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $625,376, which represents approximately 0.25% of net assets of the Fund.

(c)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $6,573,102, collateralized in the form of cash with a value of $1,595,821 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $3,873,311 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 11, 2022 – May 15, 2052 and $1,808,225 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $7,277,357.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $1,595,821.

Percentages shown are based on Net Assets.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	83	09/16/2022	USD	$4,143,775	$16,886

Forward Foreign Currency Contracts

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	255,378	Goldman Sachs & Co.	BRL*	1,289,553	09/21/2022	$10,847
USD	958,543	Citibank NA	HKD	7,506,137	09/21/2022	896
USD	99,425	Citibank NA	INR*	7,818,500	09/21/2022	1,238
USD	206,225	Citibank NA	KRW*	261,816,590	09/21/2022	4,527
USD	890,834	Goldman Sachs & Co.	TWD*	26,366,120	09/21/2022	8,453
USD	111,756	Toronto-Dominion Bank (The)	ZAR	1,800,000	09/21/2022	4,328

Total unrealized appreciation						$30,289

ZAR	1,330,000	Citibank NA	USD	83,153	09/21/2022	$(3,776)

Total unrealized depreciation						$(3,776)

Net unrealized appreciation						$26,513

*	Non-deliverable forward.

Abbreviations:

BRL — Brazilian Real

HKD — Hong Kong Dollar

INR — Indian Rupee

KRW — Korean Won

TWD — Taiwan Dollar

USD — US Dollar

ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund (cont.)

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Brazil	6.2%
Chile	1.1
China	28.2
Colombia	0.6
Czech Republic	0.1
Egypt	0.3
Greece	0.3
Hungary	0.2
India	11.3
Indonesia	2.1
Kuwait	0.7
Malaysia	2.0
Mexico	2.0
Pakistan	0.5
Peru	0.4
Philippines	0.8
Qatar	0.9
Saudi Arabia	2.4
South Africa	4.2
South Korea	14.4
Taiwan	15.4
Thailand	1.9
Turkey	1.1
United Arab Emirates	1.6
United Kingdom	0.0	†
United States	0.0	†
Other[1]	1.3

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.7%
Corporate Bonds	0.0	†
Rights	0.0	†
Securities Lending Reinvestments	0.6
Others(1)	0.7

	100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® US Quality Large Cap Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 0.8%
General Dynamics Corp.	1,729	391,912
Lockheed Martin Corp.	1,862	770,514
Textron, Inc.	798	52,381

		1,214,807

Air Freight & Logistics - 1.6%
Expeditors International of Washington, Inc.	7,049	748,956
United Parcel Service, Inc., Class B(a)	8,778	1,710,745

		2,459,701

Automobiles - 1.8%
Ford Motor Co.	22,743	334,095
Tesla, Inc.*	2,660	2,371,257

		2,705,352

Banks - 4.0%
Bank of America Corp.	29,659	1,002,771
Citigroup, Inc.	33,383	1,732,578
Citizens Financial Group, Inc.	8,379	318,151
Fifth Third Bancorp	16,226	553,631
JPMorgan Chase & Co.	931	107,400
Wells Fargo & Co.	52,003	2,281,371

		5,995,902

Biotechnology - 2.3%
AbbVie, Inc.	2,394	343,620
Amgen, Inc.	8,645	2,139,378
Gilead Sciences, Inc.	3,724	222,509
Moderna, Inc.*	2,394	392,832
Regeneron Pharmaceuticals, Inc.*	193	112,266
Vertex Pharmaceuticals, Inc.*(a)	1,064	298,356

		3,508,961

Building Products - 0.7%
Masco Corp.	11,704	648,168
Trane Technologies plc	3,059	449,642

		1,097,810

Capital Markets - 1.4%
Ameriprise Financial, Inc.	532	143,598
Bank of New York Mellon Corp. (The)	16,492	716,742
Goldman Sachs Group, Inc. (The)	931	310,386
Morgan Stanley	10,906	919,376

		2,090,102

Chemicals - 0.8%
Celanese Corp.	1,596	187,546
Dow, Inc.	15,029	799,693
LyondellBasell Industries NV, Class A	2,926	260,765

		1,248,004

Communications Equipment - 1.4%
Cisco Systems, Inc.	47,215	2,142,145

Investments	Shares	Value ($)
Consumer Finance - 2.0%
Ally Financial, Inc.	4,921	162,738
American Express Co.	3,192	491,632
Capital One Financial Corp.	8,911	978,695
Discover Financial Services	7,581	765,681
Synchrony Financial	18,886	632,303

		3,031,049

Distributors - 0.1%
Genuine Parts Co.	665	101,659
LKQ Corp.	1,330	72,937

		174,596

Diversified Financial Services - 2.4%
Berkshire Hathaway, Inc., Class B*	10,906	3,278,343
Equitable Holdings, Inc.	15,162	431,056

		3,709,399

Diversified Telecommunication Services - 1.0%
AT&T, Inc.	41,629	781,793
Lumen Technologies, Inc.(a)	25,669	279,535
Verizon Communications, Inc.	11,172	516,035

		1,577,363

Electric Utilities - 1.8%
Evergy, Inc.	1,064	72,629
Exelon Corp.	20,482	952,208
PG&E Corp.*(a)	12,369	134,327
Southern Co. (The)(a)	20,615	1,585,088

		2,744,252

Electrical Equipment - 0.1%
Emerson Electric Co.(a)	1,330	119,793

Entertainment - 1.1%
Activision Blizzard, Inc.	11,305	903,835
Electronic Arts, Inc.	3,857	506,154
Liberty Media Corp-Liberty Formula One, Class C*	931	63,094
Netflix, Inc.*	399	89,735
Warner Bros Discovery, Inc.*	9,044	135,660

		1,698,478

Equity Real Estate Investment Trusts (REITs) - 1.7%
Iron Mountain, Inc.(a)	15,428	748,104
Mid-America Apartment Communities, Inc.(a)	266	49,404
Public Storage	3,059	998,488
Regency Centers Corp.	399	25,708
Weyerhaeuser Co.	21,945	797,042

		2,618,746

Food & Staples Retailing - 0.3%
Kroger Co. (The)	10,374	481,769

Food Products - 1.1%
Campbell Soup Co.	1,995	98,453
General Mills, Inc.	3,591	268,571
Hershey Co. (The)	1,729	394,143
Kraft Heinz Co. (The)	2,527	93,069

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Tyson Foods, Inc., Class A	9,310	819,373

		1,673,609

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	2,527	275,039
Hologic, Inc.*	5,586	398,729
IDEXX Laboratories, Inc.*	1,197	477,818

		1,151,586

Health Care Providers & Services - 4.7%
Cardinal Health, Inc.(a)	4,921	293,095
Cigna Corp.(a)	2,660	732,458
CVS Health Corp.	9,709	928,957
Elevance Health, Inc.	665	317,271
HCA Healthcare, Inc.	4,123	875,808
Laboratory Corp. of America Holdings	3,059	802,039
McKesson Corp.	3,192	1,090,323
Quest Diagnostics, Inc.	2,660	363,276
UnitedHealth Group, Inc.	3,059	1,659,018

		7,062,245

Health Care Technology - 0.3%
Teladoc Health, Inc.*(a)	13,965	514,610

Hotels, Restaurants & Leisure - 0.6%
Airbnb, Inc., Class A*	665	73,802
Booking Holdings, Inc.*	133	257,447
DraftKings, Inc., Class A*(a)	3,059	42,000
Expedia Group, Inc.*	798	84,628
Yum! Brands, Inc.	3,325	407,445

		865,322

Household Durables - 0.7%
Lennar Corp., Class A(a)	6,517	553,945
NVR, Inc.*	33	144,972
PulteGroup, Inc.(a)	2,793	121,831
Whirlpool Corp.(a)	1,197	206,925

		1,027,673

Household Products - 2.0%
Colgate-Palmolive Co.	7,581	596,928
Procter & Gamble Co. (The)	17,157	2,383,279

		2,980,207

Independent Power and Renewable Electricity Producers - 0.5%
AES Corp. (The)	35,378	786,099

Industrial Conglomerates - 0.2%
3M Co.	2,128	304,815

Insurance - 2.3%
Aflac, Inc.	5,985	342,941
Allstate Corp. (The)	6,384	746,737
American International Group, Inc.	16,226	840,020
Arch Capital Group Ltd.*	1,995	88,578
MetLife, Inc.	15,561	984,233
Prudential Financial, Inc.	4,655	465,453

		3,467,962

Interactive Media & Services - 6.8%
Alphabet, Inc., Class A*	38,640	4,494,605
Alphabet, Inc., Class C*	37,240	4,343,674
Meta Platforms, Inc., Class A*	8,911	1,417,740

Investments	Shares	Value ($)
Pinterest, Inc., Class A*	2,261	44,044

		10,300,063

Internet & Direct Marketing Retail - 2.4%
Amazon.com, Inc.*	22,344	3,015,323
eBay, Inc.	12,768	620,908
Etsy, Inc.*(a)	266	27,589

		3,663,820

IT Services - 4.4%
Accenture plc, Class A	4,522	1,384,908
Cognizant Technology Solutions Corp., Class A	9,842	668,862
Gartner, Inc.*	2,394	635,559
Jack Henry & Associates, Inc.(a)	3,192	663,202
Mastercard, Inc., Class A	1,862	658,757
Paychex, Inc.	2,261	290,041
StoneCo Ltd., Class A*	5,054	48,417
Visa, Inc., Class A(a)	11,172	2,369,693

		6,719,439

Life Sciences Tools & Services - 1.5%
Danaher Corp.	532	155,062
IQVIA Holdings, Inc.*	399	95,868
Mettler-Toledo International, Inc.*	609	821,985
Thermo Fisher Scientific, Inc.	665	397,943
Waters Corp.*	2,261	823,072

		2,293,930

Machinery - 1.5%
CNH Industrial NV	3,458	44,677
Dover Corp.	532	71,118
Illinois Tool Works, Inc.(a)	6,118	1,271,076
Parker-Hannifin Corp.	2,926	845,877

		2,232,748

Media - 1.4%
Comcast Corp., Class A	21,014	788,445
DISH Network Corp., Class A*(a)	2,926	50,825
Fox Corp., Class A	931	30,825
Interpublic Group of Cos., Inc. (The)	23,408	699,197
Omnicom Group, Inc.	8,911	622,344

		2,191,636

Metals & Mining - 0.9%
Freeport-McMoRan, Inc.	12,369	390,242
Newmont Corp.	6,251	283,045
Nucor Corp.	4,123	559,903
Steel Dynamics, Inc.	2,527	196,803

		1,429,993

Multiline Retail - 0.9%
Target Corp.	8,379	1,368,961

Multi-Utilities - 1.1%
DTE Energy Co.(a)	6,384	831,835
Public Service Enterprise Group, Inc.	12,768	838,475

		1,670,310

Oil, Gas & Consumable Fuels - 3.6%
Continental Resources, Inc.(a)	12,635	870,425
EOG Resources, Inc.	11,704	1,301,719
Exxon Mobil Corp.	7,714	747,718

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Investments	Shares	Value ($)
Marathon Petroleum Corp.	13,566	1,243,460
Occidental Petroleum Corp.(a)	19,418	1,276,733

		5,440,055

Pharmaceuticals - 5.7%
Bristol-Myers Squibb Co.	9,842	726,143
Eli Lilly & Co.	6,251	2,060,892
Johnson & Johnson	20,881	3,644,152
Pfizer, Inc.	43,757	2,210,166

		8,641,353

Real Estate Management & Development - 0.5%
CBRE Group, Inc., Class A*(a)	9,177	785,735

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.(a)	2,394	726,603

Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc.*	5,054	477,452
Applied Materials, Inc.	7,182	761,148
Broadcom, Inc.	1,908	1,021,696
Intel Corp.	25,935	941,700
KLA Corp.	2,128	816,173
Lam Research Corp.	2,261	1,131,653
Microchip Technology, Inc.	3,458	238,118
Micron Technology, Inc.	2,926	181,002
NVIDIA Corp.	7,182	1,304,467
QUALCOMM, Inc.	4,256	617,375
Texas Instruments, Inc.	13,699	2,450,614

		9,941,398

Software - 9.1%
Adobe, Inc.*	3,458	1,418,195
Autodesk, Inc.*	133	28,771
Check Point Software Technologies Ltd.*	5,852	729,159
Fair Isaac Corp.*(a)	798	368,700
Fortinet, Inc.*	11,305	674,343
Intuit, Inc.	3,458	1,577,436
Microsoft Corp.	24,472	6,870,269
Oracle Corp.	25,137	1,956,664
Roper Technologies, Inc.	133	58,077
Zoom Video Communications, Inc., Class A*	1,463	151,947

		13,833,561

Specialty Retail - 2.8%
AutoZone, Inc.*	473	1,010,985
Bath & Body Works, Inc.	7,182	255,248
Best Buy Co., Inc.(a)	4,522	348,149
Home Depot, Inc. (The)	4,123	1,240,776
Lowe’s Cos., Inc.	4,788	917,046
O’Reilly Automotive, Inc.*	399	280,732
Ulta Beauty, Inc.*	399	155,175

		4,208,111

Technology Hardware, Storage & Peripherals - 9.0%
Apple, Inc.	79,135	12,860,229
HP, Inc.(a)	16,891	563,990
NetApp, Inc.	1,330	94,869

Investments	Shares	Value ($)
Seagate Technology Holdings plc(a)	1,064	85,099

		13,604,187

Tobacco - 0.8%
Altria Group, Inc.	5,586	245,002
Philip Morris International, Inc.	9,975	969,071

		1,214,073

Trading Companies & Distributors - 0.6%
United Rentals, Inc.*(a)	1,330	429,151
WW Grainger, Inc.	931	506,027

		935,178

TOTAL COMMON STOCKS (COST $135,869,956)		149,653,511

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 1.1%
REPURCHASE AGREEMENTS - 1.1%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $1,699,941, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $1,734,872 (Cost $1,699,835)	1,699,835	1,699,835

Total Investments - 99.6% (Cost $137,569,791)		151,353,346
Other assets less liabilities - 0.4%		598,755

Net Assets - 100.0%		151,952,101

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $14,817,886, collateralized in the form of cash with a value of $1,699,835 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $13,217,327 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from August 31, 2022 – February 15, 2052; a total value of $14,917,162.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $1,699,835.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® US Quality Large Cap Index Fund (cont.)

Futures Contracts

FlexShares® US Quality Large Cap Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	11	09/16/2022	USD	$2,273,425	$137,762

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.5%
Securities Lending Reinvestments	1.1
Others(1)	0.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® US ESG Select Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.	4,575	169,870

Air Freight & Logistics - 0.3%
FedEx Corp.	2,100	489,489

Airlines - 0.1%
American Airlines Group, Inc.*(a)	2,850	39,073
Delta Air Lines, Inc.*	2,100	66,780
Southwest Airlines Co.*	3,900	148,668

		254,521

Auto Components - 0.1%
Aptiv plc*	900	94,401

Automobiles - 4.8%
Ford Motor Co.	13,050	191,705
General Motors Co.*	15,000	543,900
Lucid Group, Inc.*(a)	2,550	46,537
Tesla, Inc.*	9,075	8,089,909

		8,872,051

Banks - 4.3%
Bank of America Corp.	73,950	2,500,250
Citigroup, Inc.	20,100	1,043,190
Fifth Third Bancorp	6,150	209,838
Huntington Bancshares, Inc.(a)	14,325	190,379
JPMorgan Chase & Co.	30,600	3,530,016
KeyCorp	7,950	145,485
Regions Financial Corp.	6,900	146,142
US Bancorp	4,875	230,100

		7,995,400

Beverages - 0.7%
Coca-Cola Co. (The)	20,550	1,318,694

Biotechnology - 2.0%
AbbVie, Inc.	9,150	1,313,116
Amgen, Inc.	2,775	686,729
Biogen, Inc.*	525	112,907
Gilead Sciences, Inc.	8,625	515,344
Regeneron Pharmaceuticals, Inc.*	600	349,014
Vertex Pharmaceuticals, Inc.*	2,625	736,076

		3,713,186

Building Products - 0.4%
Allegion plc	525	55,492
Carlisle Cos., Inc.	150	44,415
Johnson Controls International plc	3,750	202,163
Trane Technologies plc	2,400	352,776

		654,846

Capital Markets - 3.5%
Bank of New York Mellon Corp. (The)	5,325	231,425
BlackRock, Inc.	1,575	1,053,959

Investments	Shares	Value ($)
Blackstone, Inc., Class A	3,600	367,452
Goldman Sachs Group, Inc. (The)	3,600	1,200,204
Intercontinental Exchange, Inc.	1,875	191,231
Moody’s Corp.	1,425	442,106
Morgan Stanley	12,075	1,017,923
MSCI, Inc.	750	361,005
Northern Trust Corp.(b)	1,050	104,769
S&P Global, Inc.	2,925	1,102,520
State Street Corp.	3,300	234,432
T. Rowe Price Group, Inc.	750	92,602

		6,399,628

Chemicals - 0.7%
Air Products and Chemicals, Inc.	750	186,172
Eastman Chemical Co.	375	35,974
Ecolab, Inc.	1,500	247,755
International Flavors & Fragrances, Inc.	900	111,645
LyondellBasell Industries NV, Class A	975	86,892
PPG Industries, Inc.	1,575	203,632
Sherwin-Williams Co. (The)	2,100	508,074

		1,380,144

Commercial Services & Supplies - 0.3%
Cintas Corp.	900	382,941
Republic Services, Inc.	1,125	155,993

		538,934

Communications Equipment - 0.7%
Cisco Systems, Inc.	28,950	1,313,462

Consumer Finance - 0.2%
Capital One Financial Corp.	3,375	370,676

Containers & Packaging - 0.3%
Amcor plc	16,275	210,761
Ball Corp.(a)	3,225	236,780
Packaging Corp. of America	375	52,729
Westrock Co.	2,025	85,779

		586,049

Diversified Financial Services - 2.3%
Apollo Global Management, Inc.(a)	4,425	252,667
Berkshire Hathaway, Inc., Class B*	13,425	4,035,555

		4,288,222

Diversified Telecommunication Services - 0.7%
Lumen Technologies, Inc.(a)	4,125	44,921
Verizon Communications, Inc.	29,100	1,344,129

		1,389,050

Electric Utilities - 0.3%
Duke Energy Corp.	2,700	296,811
Entergy Corp.	1,125	129,521
FirstEnergy Corp.	2,025	83,228

		509,560

Electrical Equipment - 0.6%
Eaton Corp. plc	3,450	511,946
Emerson Electric Co.	4,050	364,783

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Rockwell Automation, Inc.(a)	1,050	268,044

		1,144,773

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	5,100	393,363
CDW Corp.	450	81,689
Corning, Inc.	5,550	204,018
TE Connectivity Ltd.	1,650	220,654
Teledyne Technologies, Inc.*	150	58,710

		958,434

Energy Equipment & Services - 0.4%
Baker Hughes Co.(a)	6,600	169,554
Halliburton Co.	3,300	96,690
Schlumberger NV	14,850	549,896

		816,140

Entertainment - 0.9%
Walt Disney Co. (The)*	15,750	1,671,075

Equity Real Estate Investment Trusts (REITs) - 1.9%
Alexandria Real Estate Equities, Inc.	525	87,035
AvalonBay Communities, Inc.	1,500	320,910
Camden Property Trust	525	74,077
Crown Castle International Corp.	1,500	270,990
Equity Residential	1,725	135,223
Essex Property Trust, Inc.	450	128,939
Healthpeak Properties, Inc.(a)	5,325	147,130
Host Hotels & Resorts, Inc.	4,200	74,802
Iron Mountain, Inc.	2,100	101,829
Kimco Realty Corp.	4,950	109,444
Mid-America Apartment Communities, Inc.(a)	375	69,649
Prologis, Inc.	3,900	516,984
Realty Income Corp.(a)	6,300	466,137
Simon Property Group, Inc.	1,200	130,368
Ventas, Inc.	3,375	181,507
VICI Properties, Inc.(a)	3,375	115,391
Welltower, Inc.	4,800	414,432
Weyerhaeuser Co.	6,675	242,436

		3,587,283

Food & Staples Retailing - 1.3%
Kroger Co. (The)	4,500	208,980
Walgreens Boots Alliance, Inc.	2,700	106,974
Walmart, Inc.	15,150	2,000,558

		2,316,512

Food Products - 0.4%
Bunge Ltd.	675	62,322
Darling Ingredients, Inc.*	825	57,156
General Mills, Inc.(a)	3,225	241,198
Hershey Co. (The)	525	119,679
Kellogg Co.	1,725	127,512
McCormick & Co., Inc. (Non-Voting)(a)	825	72,064

		679,931

Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	15,150	1,648,926
Baxter International, Inc.	2,550	149,583
Becton Dickinson and Co.	1,950	476,405
Boston Scientific Corp.*	9,975	409,474

Investments	Shares	Value ($)
Dentsply Sirona, Inc.	900	32,544
Dexcom, Inc.*	2,775	227,772
Edwards Lifesciences Corp.*	5,475	550,456
Hologic, Inc.*	2,700	192,726
Intuitive Surgical, Inc.*	3,150	725,035
Medtronic plc	6,975	645,327
Stryker Corp.	3,525	756,994

		5,815,242

Health Care Providers & Services - 3.3%
Cigna Corp.	1,650	454,344
CVS Health Corp.	4,575	437,736
Elevance Health, Inc.	2,550	1,216,605
Humana, Inc.	675	325,350
Quest Diagnostics, Inc.	375	51,214
UnitedHealth Group, Inc.	6,525	3,538,768

		6,024,017

Hotels, Restaurants & Leisure - 1.8%
Caesars Entertainment, Inc.*(a)	1,275	58,255
Carnival Corp.*	3,675	33,296
Domino’s Pizza, Inc.	225	88,225
Hilton Worldwide Holdings, Inc.	2,475	316,973
Las Vegas Sands Corp.*(a)	1,950	73,495
Marriott International, Inc., Class A	2,550	404,991
McDonald’s Corp.	3,825	1,007,390
MGM Resorts International	2,250	73,642
Royal Caribbean Cruises Ltd.*(a)	1,050	40,645
Starbucks Corp.	9,900	839,322
Yum China Holdings, Inc.	1,650	80,372
Yum! Brands, Inc.	2,550	312,477

		3,329,083

Household Durables - 0.0%(c)
Whirlpool Corp.	375	64,826

Household Products - 0.8%
Clorox Co. (The)	675	95,742
Colgate-Palmolive Co.	2,850	224,409
Procter & Gamble Co. (The)	8,325	1,156,426

		1,476,577

Independent Power and Renewable Electricity Producers - 0.0%(c)
AES Corp. (The)	2,475	54,994
Vistra Corp.(a)	1,275	32,959

		87,953

Industrial Conglomerates - 0.9%
3M Co.	5,925	848,697
General Electric Co.	11,400	842,574

		1,691,271

Insurance - 1.7%
Aflac, Inc.	6,075	348,098
Allstate Corp. (The)	1,950	228,092
Aon plc, Class A(a)	1,350	392,904
Chubb Ltd.	2,175	410,292
Hartford Financial Services Group, Inc. (The)	2,400	154,728
Marsh & McLennan Cos., Inc.	3,525	577,959
MetLife, Inc.	5,925	374,756
Principal Financial Group, Inc.(a)	2,700	180,738

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Progressive Corp. (The)	4,125	474,622

		3,142,189

Interactive Media & Services - 4.9%
Alphabet, Inc., Class C*	43,500	5,073,840
Meta Platforms, Inc., Class A*	23,925	3,806,468
Pinterest, Inc., Class A*	3,450	67,206
Snap, Inc., Class A*	14,250	140,790

		9,088,304

Internet & Direct Marketing Retail - 5.8%
Amazon.com, Inc.*	77,250	10,424,887
eBay, Inc.	4,725	229,777
Etsy, Inc.*(a)	1,275	132,243

		10,786,907

IT Services - 4.8%
Accenture plc, Class A	6,900	2,113,194
Automatic Data Processing, Inc.	2,925	705,276
Block, Inc., Class A*	2,625	199,658
Broadridge Financial Solutions, Inc.	450	72,247
Cognizant Technology Solutions Corp., Class A	4,425	300,723
Fidelity National Information Services, Inc.	4,200	429,072
International Business Machines Corp.	9,375	1,226,156
Mastercard, Inc., Class A	7,425	2,626,891
Paychex, Inc.	1,125	144,315
PayPal Holdings, Inc.*	12,000	1,038,360
Twilio, Inc., Class A*(a)	675	57,240

		8,913,132

Leisure Products - 0.0%(c)
Hasbro, Inc.	1,125	88,560

Life Sciences Tools & Services - 2.1%
Agilent Technologies, Inc.	2,100	281,610
Charles River Laboratories International, Inc.*	375	93,952
Danaher Corp.	5,925	1,726,960
Illumina, Inc.*	1,350	292,518
PerkinElmer, Inc.(a)	600	91,902
Thermo Fisher Scientific, Inc.	2,025	1,211,780
Waters Corp.*	225	81,907
West Pharmaceutical Services, Inc.	525	180,369

		3,960,998

Machinery - 1.7%
Caterpillar, Inc.	3,675	728,569
Cummins, Inc.	1,200	265,572
Deere & Co.	2,175	746,417
Dover Corp.	750	100,260
Fortive Corp.	3,000	193,350
Illinois Tool Works, Inc.	1,125	233,730
Ingersoll Rand, Inc.	1,575	78,435
Otis Worldwide Corp.	3,675	287,275
Parker-Hannifin Corp.	900	260,181
Stanley Black & Decker, Inc.	450	43,798
Westinghouse Air Brake Technologies Corp.	675	63,092

Investments	Shares		Value ($)
Xylem, Inc.	975		89,729

			3,090,408

Media - 0.5%
Comcast Corp., Class A	15,600		585,312
Interpublic Group of Cos., Inc. (The)	4,050		120,974
Omnicom Group, Inc.	1,875		130,950
Paramount Global, Class B(a)	1,725		40,796

			878,032

Metals & Mining - 0.3%
Alcoa Corp.	975		49,618
Freeport-McMoRan, Inc.	5,175		163,271
Newmont Corp.	6,900		312,432

			525,321

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Annaly Capital Management, Inc.	14,175		97,524

Multiline Retail - 0.5%
Dollar Tree, Inc.*	1,200		198,432
Target Corp.	3,975		649,435

			847,867

Multi-Utilities - 0.3%
CMS Energy Corp.	1,575		108,250
Public Service Enterprise Group, Inc.	1,650		108,355
Sempra Energy	2,175		360,615

			577,220

Oil, Gas & Consumable Fuels - 5.7%
APA Corp.	2,475		91,996
Chevron Corp.(a)	20,475		3,353,396
ConocoPhillips	9,000		876,870
Devon Energy Corp.	3,375		212,119
Diamondback Energy, Inc.	900		115,218
EOG Resources, Inc.	3,075		342,001
EQT Corp.	1,125		49,534
Exxon Mobil Corp.	43,950		4,260,073
Hess Corp.	975		109,658
Occidental Petroleum Corp.(a)	2,850		187,387
ONEOK, Inc.	1,650		98,571
Ovintiv, Inc.	1,425		72,803
Phillips 66	4,950		440,550
Valero Energy Corp.	2,850		315,695

			10,525,871

Paper & Forest Products - 0.0%(c)
Sylvamo Corp.	—	(d)	14

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	2,025		553,028

Pharmaceuticals - 7.6%
Bristol-Myers Squibb Co.	18,600		1,372,308
Catalent, Inc.*	600		67,860
Eli Lilly & Co.	7,350		2,423,222
Johnson & Johnson	27,450		4,790,574
Merck & Co., Inc.	26,325		2,351,875

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Pfizer, Inc.	58,875	2,973,776

		13,979,615

Professional Services - 0.1%
Booz Allen Hamilton Holding Corp.	1,425	136,772

Real Estate Management & Development - 0.2%
CBRE Group, Inc., Class A*	3,375	288,968

Road & Rail - 0.2%
Uber Technologies, Inc.*	13,350	313,058

Semiconductors & Semiconductor Equipment - 5.9%
Advanced Micro Devices, Inc.*	11,325	1,069,873
Analog Devices, Inc.	3,675	631,953
Applied Materials, Inc.	6,075	643,829
Intel Corp.	35,325	1,282,651
Lam Research Corp.	975	487,997
Microchip Technology, Inc.	4,950	340,857
Micron Technology, Inc.	9,600	593,856
NVIDIA Corp.	17,400	3,160,362
QUALCOMM, Inc.	7,800	1,131,468
Teradyne, Inc.(a)	750	75,667
Texas Instruments, Inc.	8,025	1,435,592
Wolfspeed, Inc.*(a)	525	43,732

		10,897,837

Software - 9.3%
Adobe, Inc.*	4,125	1,691,745
Autodesk, Inc.*	2,250	486,720
Cadence Design Systems, Inc.*	1,425	265,164
Intuit, Inc.	2,475	1,129,021
Microsoft Corp.	33,825	9,496,031
NortonLifeLock, Inc.	2,700	66,231
Oracle Corp.	10,725	834,834
Palo Alto Networks, Inc.*(a)	900	449,190
Salesforce, Inc.*	6,900	1,269,738
ServiceNow, Inc.*	1,725	770,488
Splunk, Inc.*	975	101,312
Synopsys, Inc.*	1,050	385,875
VMware, Inc., Class A	825	95,865
Workday, Inc., Class A*	675	104,692

		17,146,906

Specialty Retail - 2.4%
AutoZone, Inc.*	150	320,608
Best Buy Co., Inc.(a)	1,650	127,034
Home Depot, Inc. (The)	5,400	1,625,076
Lowe’s Cos., Inc.	5,700	1,091,721
Ross Stores, Inc.	2,400	195,024
TJX Cos., Inc. (The)	12,300	752,268
Tractor Supply Co.	975	186,693
Ulta Beauty, Inc.*	300	116,673
Williams-Sonoma, Inc.(a)	675	97,483

		4,512,580

Technology Hardware, Storage & Peripherals - 6.1%
Apple, Inc.	62,850	10,213,754
Dell Technologies, Inc., Class C	1,350	60,831
Hewlett Packard Enterprise Co.	12,975	184,764
HP, Inc.(a)	11,175	373,133

Investments	Shares	Value ($)
NetApp, Inc.	2,025	144,443
Seagate Technology Holdings plc(a)	1,050	83,979
Western Digital Corp.*	3,375	165,712

		11,226,616

Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc.*	1,275	395,900
NIKE, Inc., Class B	8,850	1,017,042
VF Corp.	2,475	110,583

		1,523,525

Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	525	169,402
WW Grainger, Inc.	225	122,294

		291,696

Water Utilities - 0.1%
American Water Works Co., Inc.	1,575	244,818

TOTAL COMMON STOCKS (COST $172,942,511)		183,639,066

Investments	Principal Amount ($)	Value ($)

SECURITIES LENDING REINVESTMENTS(e) - 0.0%(c)

REPURCHASE AGREEMENTS - 0.0%(c)
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $91,398, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $93,276 (Cost $91,392)	91,392	91,392

Total Investments - 99.3% (Cost $173,033,903)		183,730,458
Other assets less liabilities - 0.7%		1,293,092

Net Assets - 100.0%		185,023,550

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $5,370,654, collateralized in the form of cash with a value of $91,392 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $5,255,462 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from August 31, 2022 – February 15, 2052; a total value of $5,346,854.

(b)	Investment in affiliated company. Northern Trust Investments, Inc., the Investment Adviser of the Fund, is a subsidiary of Northern Trust Corporation.
(c)	Represents less than 0.05% of net assets.
(d)	Amount represents less than one share.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® US ESG Select Index Fund (cont.)

(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $91,392.

Percentages shown are based on Net Assets.

Investment in a company which was affiliated for the period ended July 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares July 31, 2022	Value July 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized (Loss)
Northern Trust Corp	$—	$129,215	$6,876	1,050	$104,769	$(15,805)	$788	$(1,765)

Futures Contracts

FlexShares® STOXX® US ESG Select Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	6	09/16/2022	USD	$1,240,050	$86,436

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.3%
Securities Lending Reinvestments	0.0 †
Others(1)	0.7

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global ESG Select Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.8%

Aerospace & Defense - 0.1%
Howmet Aerospace, Inc.(a)	1,850	68,690
Kongsberg Gruppen ASA	525	19,279
Meggitt plc*	2,700	25,956
MTU Aero Engines AG	125	23,975
Rheinmetall AG	200	36,473
Saab AB, Class B	375	13,484
Singapore Technologies Engineering Ltd.	5,000	14,535

		202,392

Air Freight & Logistics - 0.4%
Deutsche Post AG (Registered)	3,700	146,758
DSV A/S	1,350	225,559
FedEx Corp.	675	157,336
Royal Mail plc	4,925	16,949
Yamato Holdings Co. Ltd.	2,500	43,416

		590,018

Airlines - 0.1%
ANA Holdings, Inc.*(a)	2,500	46,259
easyJet plc*	475	2,308
International Consolidated Airlines Group SA*(a)	11,725	16,942
Qantas Airways Ltd.*	12,575	40,013
Singapore Airlines Ltd.*	7,800	30,740
Southwest Airlines Co.*	1,800	68,616

		204,878

Auto Components - 0.3%
Aisin Corp.	2,500	73,606
Bridgestone Corp.	2,500	97,232
Cie Generale des Etablissements Michelin SCA	3,800	105,255
Continental AG	650	45,877
Denso Corp.	2,500	135,316
Dometic Group AB(b)	375	2,520
Faurecia SE*	1,097	19,625
Sumitomo Electric Industries Ltd.	2,500	27,563
Valeo	675	14,378

		521,372

Automobiles - 1.5%
Bayerische Motoren Werke AG	2,050	166,136
General Motors Co.*	10,300	373,478
Honda Motor Co. Ltd.	7,500	190,123
Isuzu Motors Ltd.	2,500	27,198
Lucid Group, Inc.*(a)	1,800	32,850
Mazda Motor Corp.	2,500	20,875
Mercedes-Benz Group AG	4,300	250,881
Mitsubishi Motors Corp.*(a)	5,000	17,209
Nissan Motor Co. Ltd.(a)	15,000	56,386
Renault SA*	1,150	33,706
Subaru Corp.	2,500	43,341
Suzuki Motor Corp.	2,500	80,864
Toyota Motor Corp.	60,000	959,372

Investments	Shares	Value ($)
Volkswagen AG (Preference)	925	129,498
Yamaha Motor Co. Ltd.	2,500	47,849

		2,429,766

Banks - 7.8%
Australia & New Zealand Banking Group Ltd.*(c)	219	3,499
Australia & New Zealand Banking Group Ltd.(a)	21,850	349,155
Banco Bilbao Vizcaya Argentaria SA	31,950	143,896
Banco BPM SpA	1,375	3,530
Banco de Sabadell SA	23,675	15,078
Banco Santander SA	113,725	282,942
Bank of America Corp.	29,475	996,550
Bank of Ireland Group plc	3,125	17,787
Bank of Montreal	2,675	266,508
Bank of Nova Scotia (The)	3,975	242,002
Bankinter SA(a)	2,975	14,573
Barclays plc	64,700	123,753
BAWAG Group AG*(d)	375	17,184
BNP Paribas SA	6,975	327,155
CaixaBank SA	28,350	84,669
Canadian Imperial Bank of Commerce	4,150	209,808
Citigroup, Inc.	13,575	704,542
Close Brothers Group plc	775	10,468
Commerzbank AG*	3,575	24,343
Commonwealth Bank of Australia	13,025	915,883
Credit Agricole SA	5,725	52,415
Danske Bank A/S	3,150	43,830
DBS Group Holdings Ltd.	8,594	195,570
DNB Bank ASA	2,500	49,030
Erste Group Bank AG	1,225	30,852
Fifth Third Bancorp	1,500	51,180
Hang Seng Bank Ltd.	5,000	80,574
HSBC Holdings plc	103,550	647,313
Huntington Bancshares, Inc.(a)	4,075	54,157
ING Groep NV	9,650	93,388
Intesa Sanpaolo SpA	122,125	215,253
Japan Post Bank Co. Ltd.	2,500	19,884
JPMorgan Chase & Co.	24,475	2,823,436
KBC Group NV	1,475	76,884
KeyCorp	3,075	56,272
Lloyds Banking Group plc	355,350	195,651
Mediobanca Banca di Credito Finanziario SpA	3,200	27,278
Mitsubishi UFJ Financial Group, Inc.	82,500	460,123
National Australia Bank Ltd.	7,150	152,672
National Bank of Canada	1,475	103,429
NatWest Group plc	24,500	74,118
Nordea Bank Abp	26,050	255,366
Raiffeisen Bank International AG	950	11,401
Royal Bank of Canada	6,125	596,845
Skandinaviska Enskilda Banken AB, Class A	11,875	127,717

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Societe Generale SA	5,100	113,547
Standard Chartered plc	11,400	78,270
Svenska Handelsbanken AB, Class A	9,450	84,460
Swedbank AB, Class A	6,400	88,010
Toronto-Dominion Bank (The)	6,125	397,610
UniCredit SpA	4,775	46,643
Westpac Banking Corp.	22,525	338,093

		12,394,596

Beverages - 1.5%
Anheuser-Busch InBev SA/NV	3,750	199,864
Asahi Group Holdings Ltd.	2,500	86,420
Budweiser Brewing Co. APAC Ltd.(d)	7,500	20,781
Carlsberg A/S, Class B	275	35,402
Coca-Cola Co. (The)	16,550	1,062,013
Coca-Cola HBC AG	675	16,527
Davide Campari-Milano NV	3,150	34,753
Diageo plc	9,025	426,341
Heineken Holding NV	550	43,182
Heineken NV	1,425	139,633
Kirin Holdings Co. Ltd.	5,000	81,762
Pernod Ricard SA	1,175	229,434
Remy Cointreau SA	150	29,458
Royal Unibrew A/S	125	10,600

		2,416,170

Biotechnology - 1.1%
AbbVie, Inc.	4,901	703,324
Amgen, Inc.	1,475	365,018
Gilead Sciences, Inc.	3,050	182,237
Grifols SA*(a)	625	9,062
Swedish Orphan Biovitrum AB*	1,350	29,489
Vertex Pharmaceuticals, Inc.*	1,400	392,574
Vitrolife AB	200	6,474

		1,688,178

Building Products - 0.5%
AGC, Inc.(a)	1,900	68,664
Assa Abloy AB, Class B	5,725	134,152
Cie de Saint-Gobain	2,175	100,519
Daikin Industries Ltd.	1,100	191,358
Fletcher Building Ltd.	7,350	23,782
Lixil Corp.	2,500	51,216
Nibe Industrier AB, Class B(a)	1,600	15,976
Reliance Worldwide Corp. Ltd.	5,025	15,428
ROCKWOOL A/S, Class B	25	6,153
Trane Technologies plc	1,075	158,014

		765,262

Capital Markets - 2.4%
3i Group plc	3,350	51,753
abrdn plc	14,250	28,734
BlackRock, Inc.	1,075	719,368
Bridgepoint Group plc(d)	1,475	4,577
Credit Suisse Group AG (Registered)	9,225	53,661
Daiwa Securities Group, Inc.	7,500	34,383
Deutsche Boerse AG	450	78,233
EQT AB	3,175	85,205
Euronext NV(d)	450	36,469

Investments	Shares	Value ($)
Goldman Sachs Group, Inc. (The)	1,525	508,420
Hong Kong Exchanges & Clearing Ltd.	7,500	342,998
IG Group Holdings plc	2,625	25,427
Intermediate Capital Group plc	825	15,275
Julius Baer Group Ltd.	1,575	81,032
London Stock Exchange Group plc	1,675	163,024
Macquarie Group Ltd.	2,775	350,739
Man Group plc	2,625	8,695
Moody’s Corp.	500	155,125
Morgan Stanley	3,875	326,662
MSCI, Inc.	250	120,335
S&P Global, Inc.	850	320,390
Schroders plc	900	32,528
State Street Corp.	1,600	113,664
UBS Group AG (Registered)	10,875	176,816

		3,833,513

Chemicals - 0.9%
Air Liquide SA	1,000	136,755
Akzo Nobel NV	1,100	73,780
Arkema SA	75	7,058
Chr Hansen Holding A/S	750	48,871
Covestro AG(d)	675	22,871
Croda International plc	700	63,734
Ecolab, Inc.	750	123,877
Givaudan SA (Registered)	25	87,017
Hexpol AB	1,450	15,005
Incitec Pivot Ltd.	15,075	37,870
Kansai Paint Co. Ltd.	2,500	35,541
Koninklijke DSM NV	1,150	182,808
Mitsubishi Chemical Group Corp.	5,000	27,860
Novozymes A/S, Class B	1,225	77,894
OCI NV	325	11,247
Orica Ltd.(a)	1,950	22,833
PPG Industries, Inc.	700	90,503
Sherwin-Williams Co. (The)	675	163,309
Solvay SA	525	45,770
Symrise AG	350	40,541
Wacker Chemie AG	75	11,207
Yara International ASA	800	34,011

		1,360,362

Commercial Services & Supplies - 0.3%
Cintas Corp.	600	255,294
Elis SA	1,475	21,898
ISS A/S*	1,050	18,198
Rentokil Initial plc	8,750	57,626
Republic Services, Inc.	675	93,596
SPIE SA	825	19,684
TOPPAN, Inc.	2,500	42,200

		508,496

Communications Equipment - 0.1%
Nokia OYJ	17,100	88,906

Construction & Engineering - 0.4%
Bouygues SA	1,000	30,080
Eiffage SA	625	58,286
Ferrovial SA	3,325	88,420
Kajima Corp.	2,500	28,358

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Obayashi Corp.	2,500	18,257
Shimizu Corp.	5,000	28,170
Skanska AB, Class B	1,250	21,137
Sweco AB, Class B	2,000	22,167
Vinci SA	3,325	316,590
WSP Global, Inc.	375	45,216

		656,681

Construction Materials - 0.2%
CRH plc(a)	2,350	89,677
Holcim AG*	3,000	139,952
Wienerberger AG	450	10,296

		239,925

Consumer Finance - 0.1%
Capital One Financial Corp.	900	98,847
Marui Group Co. Ltd.	2,500	45,230

		144,077

Containers & Packaging - 0.2%
Amcor plc	10,250	132,737
Ball Corp.(a)	1,400	102,788
BillerudKorsnas AB	360	4,610
DS Smith plc	9,875	34,993
Huhtamaki OYJ(a)	675	26,161
Orora Ltd.	4,700	11,643
SIG Group AG*	850	22,080
Smurfit Kappa Group plc	725	26,081
Westrock Co.	625	26,475

		387,568

Distributors - 0.0%(e)
D’ieteren Group	125	20,329
Inchcape plc	1,875	19,178

		39,507

Diversified Financial Services - 1.5%
AMP Ltd.*	9,125	6,909
Apollo Global Management, Inc.(a)	1,800	102,780
Berkshire Hathaway, Inc., Class B*	7,100	2,134,260
Eurazeo SE	25	1,775
EXOR NV	800	55,763
Kinnevik AB, Class B*	100	1,785
M&G plc	14,125	36,663
ORIX Corp.	5,000	88,309
Wendel SE	175	15,997

		2,444,241

Diversified Telecommunication Services - 0.8%
BT Group plc	26,775	52,718
Cellnex Telecom SA(d)	2,450	108,894
Deutsche Telekom AG (Registered)	19,275	363,712
Elisa OYJ	925	50,969
Infrastrutture Wireless Italiane SpA(d)	350	3,654
Koninklijke KPN NV(a)	20,800	68,313
Proximus SADP	1,125	15,538
Singapore Telecommunications Ltd.	40,000	75,494
Spark New Zealand Ltd.	9,750	31,180
Swisscom AG (Registered)	150	80,922
Telecom Italia SpA*(a)	13,200	2,910
Telefonica SA	25,911	115,113
Telenor ASA	4,050	49,015

Investments	Shares	Value ($)
Telia Co. AB	11,925	43,828
Telstra Corp. Ltd.	73,375	199,172
TELUS Corp.	3,275	75,348

		1,336,780

Electric Utilities - 0.8%
Acciona SA(a)	150	30,681
CLP Holdings Ltd.	12,500	105,893
Contact Energy Ltd.	1,250	5,996
EDP - Energias de Portugal SA	8,625	43,436
Electricite de France SA	2,925	35,372
Elia Group SA/NV(a)	184	27,823
Endesa SA(a)	1,900	34,698
Enel SpA	20,475	102,487
Entergy Corp.	600	69,078
Fortum OYJ	2,475	27,546
Iberdrola SA	39,500	420,080
Iberdrola SA*(c)	1,097	11,667
Kansai Electric Power Co., Inc. (The)	5,000	50,505
Origin Energy Ltd.	11,525	47,770
Orsted A/S(d)	450	52,113
Red Electrica Corp. SA	2,950	57,843
SSE plc(a)	4,875	104,885
Terna - Rete Elettrica Nazionale	5,325	40,603
Verbund AG	400	43,845

		1,312,321

Electrical Equipment - 0.9%
Eaton Corp. plc	1,200	178,068
Emerson Electric Co.	1,600	144,112
Legrand SA	1,450	118,102
Mitsubishi Electric Corp.	5,000	52,525
Nexans SA	200	19,088
Nidec Corp.	5,000	344,108
Prysmian SpA	2,000	63,116
Rockwell Automation, Inc.(a)	375	95,730
Schneider Electric SE	2,075	284,656
Siemens Energy AG	2,825	46,621
Signify NV(d)	500	16,100
Vestas Wind Systems A/S	5,625	146,013

		1,508,239

Electronic Equipment, Instruments & Components - 0.8%
Alps Alpine Co. Ltd.	2,500	25,758
Amphenol Corp., Class A	2,825	217,892
Corning, Inc.	3,275	120,389
Halma plc	1,625	45,462
Hexagon AB, Class B	7,525	87,796
Ibiden Co. Ltd.	1,700	49,544
Kyocera Corp.	2,500	137,823
Murata Manufacturing Co. Ltd.	4,600	266,638
Omron Corp.	1,200	66,397
Shimadzu Corp.	1,100	38,807
Spectris plc	250	9,458
Taiyo Yuden Co. Ltd.(a)	700	24,564
TDK Corp.	2,500	77,815
TE Connectivity Ltd.	975	130,387

		1,298,730

Energy Equipment & Services - 0.3%
Baker Hughes Co.	4,025	103,402

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Schlumberger NV	9,875	365,672
Worley Ltd.(a)	2,200	21,968

		491,042

Entertainment - 0.5%
Bollore SE	6,150	30,853
Walt Disney Co. (The)*	7,250	769,225

		800,078

Equity Real Estate Investment Trusts (REITs) - 1.5%
Ascendas REIT	17,500	37,584
AvalonBay Communities, Inc.	1,075	229,986
Big Yellow Group plc(a)	25	434
British Land Co. plc (The)	3,475	20,805
Camden Property Trust	75	10,583
CapitaLand Integrated Commercial Trust	37,524	59,153
Charter Hall Group	1,950	17,335
Charter Hall Long Wale REIT	8,375	26,591
Covivio	550	34,574
Derwent London plc	850	29,666
Dexus	7,225	47,996
Equity Residential	575	45,074
Essex Property Trust, Inc.	375	107,449
Gecina SA	475	48,433
Goodman Group	6,950	100,389
Healthpeak Properties, Inc.(a)	2,550	70,456
Host Hotels & Resorts, Inc.	1,800	32,058
Iron Mountain, Inc.	1,300	63,037
Kimco Realty Corp.(a)	1,750	38,693
Klepierre SA*	1,550	34,217
Land Securities Group plc	3,300	29,363
Link REIT	13,146	110,026
Mirvac Group	39,525	59,298
Prologis, Inc.	1,900	251,864
Realty Income Corp.(a)	3,550	262,664
Segro plc	2,400	31,980
Shopping Centres Australasia Property Group	9,550	19,725
Stockland	21,400	57,492
Unibail-Rodamco-Westfield*	200	11,255
Ventas, Inc.	1,575	84,703
Vicinity Centres(a)	32,050	46,294
Warehouses De Pauw CVA	1,175	39,729
Welltower, Inc.(a)	3,300	284,922
Weyerhaeuser Co.	3,325	120,764

		2,464,592

Food & Staples Retailing - 1.6%
Aeon Co. Ltd.(a)	5,000	100,224
Axfood AB	550	17,393
Carrefour SA(a)	3,075	52,173
Coles Group Ltd.	3,575	46,774
Endeavour Group Ltd.(a)	3,600	19,896
HelloFresh SE*	900	24,640
J Sainsbury plc	8,725	23,465
Jeronimo Martins SGPS SA	1,450	33,443
Kesko OYJ, Class B	1,375	33,817
Koninklijke Ahold Delhaize NV	6,925	189,837
Kroger Co. (The)	2,700	125,388
Loblaw Cos. Ltd.	525	47,762

Investments	Shares	Value ($)
Marks & Spencer Group plc*	9,225	15,879
Ocado Group plc*(a)	2,425	24,771
Seven & i Holdings Co. Ltd.(a)	3,700	150,298
Walgreens Boots Alliance, Inc.	3,075	121,831
Walmart, Inc.	10,150	1,340,307
Woolworths Group Ltd.	9,500	248,724

		2,616,622

Food Products - 1.1%
AAK AB	1,950	33,893
Ajinomoto Co., Inc.	2,500	65,432
Associated British Foods plc	1,825	37,132
Bunge Ltd.	375	34,624
Danone SA	1,000	54,867
Darling Ingredients, Inc.*	425	29,444
General Mills, Inc.	2,625	196,324
Hershey Co. (The)	475	108,281
Kellogg Co.(a)	1,400	103,488
Kerry Group plc, Class A(a)	1,000	105,279
McCormick & Co., Inc. (Non-Voting)(a)	800	69,880
Mowi ASA	2,425	55,737
Nestle SA (Registered)	6,100	745,783
Orkla ASA	5,650	48,660
Salmar ASA	225	16,047

		1,704,871

Gas Utilities - 0.1%
Enagas SA(a)	1,200	23,591
Italgas SpA	350	1,992
Naturgy Energy Group SA(a)	775	22,616
Rubis SCA	650	15,767
Snam SpA	11,350	56,685
Tokyo Gas Co. Ltd.	2,500	48,840

		169,491

Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	6,975	759,159
Ansell Ltd.(a)	700	12,768
Baxter International, Inc.	1,150	67,459
Becton Dickinson and Co.	1,200	293,172
Boston Scientific Corp.*	6,150	252,458
Carl Zeiss Meditec AG	150	21,734
Coloplast A/S, Class B	275	31,990
ConvaTec Group plc(d)	7,800	21,660
Demant A/S*	625	23,693
Dentsply Sirona, Inc.	350	12,656
Dexcom, Inc.*	1,125	92,340
DiaSorin SpA	75	10,370
Edwards Lifesciences Corp.*	2,650	266,431
Elekta AB, Class B(a)	2,225	15,949
Fisher & Paykel Healthcare Corp. Ltd.	4,100	54,503
Getinge AB, Class B	1,650	36,948
GN Store Nord A/S(a)	425	14,697
Hologic, Inc.*	1,400	99,932
Hoya Corp.	2,500	248,223
Intuitive Surgical, Inc.*	2,025	466,094
Koninklijke Philips NV	6,125	125,875
Medtronic plc	3,800	351,576
Sartorius AG (Preference)	125	55,507

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Siemens Healthineers AG(d)	375	19,126
Smith & Nephew plc	1,225	15,615
Sonova Holding AG (Registered)	300	107,413
Straumann Holding AG (Registered)	625	83,867
Stryker Corp.	1,850	397,288
Terumo Corp.	5,000	169,510

		4,128,013

Health Care Providers & Services - 1.7%
CVS Health Corp.	3,700	354,016
Elevance Health, Inc.	1,350	644,085
Fresenius Medical Care AG & Co. KGaA	1,350	49,775
Fresenius SE & Co. KGaA	1,075	27,348
Galenica AG(d)	100	7,901
Humana, Inc.	350	168,700
Ramsay Health Care Ltd.	1,425	69,805
Sonic Healthcare Ltd.	1,550	37,066
UnitedHealth Group, Inc.	2,575	1,396,526

		2,755,222

Hotels, Restaurants & Leisure - 1.5%
Accor SA*	1,400	36,087
Aristocrat Leisure Ltd.	2,000	49,265
Caesars Entertainment, Inc.*(a)	750	34,267
Compass Group plc	7,275	169,490
Domino’s Pizza Enterprises Ltd.(a)	575	29,065
Domino’s Pizza, Inc.	175	68,619
Entain plc*	950	13,902
Greggs plc	700	17,377
Hilton Worldwide Holdings, Inc.	975	124,868
InterContinental Hotels Group plc	925	54,559
La Francaise des Jeux SAEM(d)	875	31,093
Marriott International, Inc., Class A	1,250	198,525
McDonald’s Corp.	2,150	566,246
MGM Resorts International	375	12,274
Oriental Land Co. Ltd.(a)	1,400	211,074
Royal Caribbean Cruises Ltd.*	225	8,710
Sodexo SA	425	34,339
Star Entertainment Grp Ltd. (The)*	1,525	3,267
Starbucks Corp.	4,975	421,780
TUI AG, DI*	8,475	13,639
Whitbread plc	750	23,711
Yum! Brands, Inc.	1,675	205,255

		2,327,412

Household Durables - 0.8%
Barratt Developments plc	4,400	26,825
Berkeley Group Holdings plc*	550	28,366
Electrolux AB, Class B(a)	1,400	20,032
Nikon Corp.	2,600	29,609
Panasonic Holdings Corp.	15,000	122,783
Persimmon plc	1,025	23,500
SEB SA	175	14,641
Sekisui Chemical Co. Ltd.	2,500	34,867
Sekisui House Ltd.(a)	2,500	44,070
Sony Group Corp.	10,000	875,047
Taylor Wimpey plc	21,475	33,215
Vistry Group plc	1,050	11,775

Investments	Shares	Value ($)
Whirlpool Corp.(a)	100	17,287

		1,282,017

Household Products - 1.1%
Clorox Co. (The)(a)	550	78,012
Colgate-Palmolive Co.	2,200	173,228
Essity AB, Class B	2,925	74,021
Henkel AG & Co. KGaA (Preference)	850	53,978
Kimberly-Clark Corp.	975	128,495
Procter & Gamble Co. (The)	6,800	944,588
Reckitt Benckiser Group plc	3,575	289,129
Unicharm Corp.	1,200	43,349

		1,784,800

Independent Power and Renewable Electricity Producers - 0.0%(e)
Drax Group plc	2,375	22,673
Meridian Energy Ltd.	8,400	26,178
Uniper SE	150	995

		49,846

Industrial Conglomerates - 1.1%
3M Co.	2,175	311,547
CK Hutchison Holdings Ltd.	12,500	82,883
General Electric Co.	8,700	643,017
Hitachi Ltd.	5,600	280,901
Investment AB Latour, Class B	750	18,516
Keppel Corp. Ltd.	5,000	24,875
Siemens AG (Registered)	2,575	284,982
Smiths Group plc	2,300	43,173
Storskogen Group AB, Class B	5,450	7,217

		1,697,111

Insurance - 1.5%
Admiral Group plc	875	20,423
Aegon NV(a)	8,480	37,042
Aflac, Inc.	2,625	150,413
Allianz SE (Registered)	750	135,603
ASR Nederland NV	850	35,275
Assicurazioni Generali SpA	6,175	91,832
Aviva plc	5,775	27,829
AXA SA	10,725	245,508
Direct Line Insurance Group plc	6,900	17,297
Gjensidige Forsikring ASA	675	14,062
Hannover Rueck SE	375	52,882
Insurance Australia Group Ltd.(a)	19,975	62,305
Japan Post Holdings Co. Ltd.	5,000	35,776
Medibank Pvt Ltd.	19,000	45,211
MetLife, Inc.	2,125	134,406
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	925	208,536
nib holdings Ltd.	2,300	11,620
Phoenix Group Holdings plc	4,225	33,100
Poste Italiane SpA(d)	3,900	32,489
Power Corp. of Canada	2,500	67,897
Principal Financial Group, Inc.(a)	1,175	78,655
Prudential plc	7,625	93,345
QBE Insurance Group Ltd.	9,425	75,830
Storebrand ASA	700	5,838
Sun Life Financial, Inc.	2,975	138,052
Suncorp Group Ltd.	7,925	61,881

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Swiss Life Holding AG (Registered)	150	79,189
Swiss Re AG	1,350	101,066
Tryg A/S	2,250	51,074
Zurich Insurance Group AG	650	283,164

		2,427,600

Interactive Media & Services - 3.6%
Alphabet, Inc., Class C*	26,000	3,032,640
carsales.com Ltd.	1,086	15,649
Meta Platforms, Inc., Class A*	15,725	2,501,847
Pinterest, Inc., Class A*	2,550	49,674
REA Group Ltd.(a)	175	15,272
Rightmove plc	1,100	8,562
Snap, Inc., Class A*(a)	5,400	53,352
Z Holdings Corp.	20,000	70,198

		5,747,194

Internet & Direct Marketing Retail - 4.6%
Amazon.com, Inc.*	50,625	6,831,844
Delivery Hero SE*(d)	575	27,503
eBay, Inc.	1,825	88,750
Etsy, Inc.*	450	46,674
Just Eat Takeaway.com NV*(a)(d)	1,450	26,317
Prosus NV*	3,000	194,580
Rakuten Group, Inc.(a)	7,500	36,756
Zalando SE*(d)	1,342	37,425
Zalando SE*(c)(d)	233	6,498

		7,296,347

IT Services - 3.3%
Accenture plc, Class A	5,575	1,707,400
Alten SA	75	10,064
Atos SE*(a)	900	11,012
Automatic Data Processing, Inc.	1,225	295,372
Bechtle AG	375	17,210
Capgemini SE	900	170,093
CGI, Inc.*	1,375	117,825
Cognizant Technology Solutions Corp., Class A	2,850	193,686
Edenred	1,625	83,012
Fujitsu Ltd.	1,600	221,654
International Business Machines Corp.	6,225	814,168
Mastercard, Inc., Class A	2,400	849,096
NEC Corp.	2,500	91,564
Nomura Research Institute Ltd.	1,100	32,798
NTT Data Corp.	5,000	74,897
PayPal Holdings, Inc.*	4,850	419,671
Softcat plc	850	14,429
Sopra Steria Group SACA	125	20,673
Worldline SA*(d)	1,575	69,056

		5,213,680

Leisure Products - 0.1%
Bandai Namco Holdings, Inc.	1,000	77,516
Hasbro, Inc.	750	59,040
Thule Group AB(d)	850	24,445
Yamaha Corp.	900	37,980

		198,981

Life Sciences Tools & Services - 1.0%
AddLife AB, Class B	825	14,072

Investments	Shares	Value ($)
Agilent Technologies, Inc.	825	110,633
Charles River Laboratories International, Inc.*(a)	175	43,845
Danaher Corp.	2,800	816,116
Eurofins Scientific SE(a)	825	63,949
Illumina, Inc.*	675	146,259
Lonza Group AG (Registered)	325	196,624
PerkinElmer, Inc.(a)	350	53,609
QIAGEN NV*	400	19,928
Siegfried Holding AG (Registered)*	25	18,427
Tecan Group AG (Registered)(a)	75	26,491
West Pharmaceutical Services, Inc.	225	77,301

		1,587,254

Machinery - 1.5%
Aalberts NV	550	23,386
Alfa Laval AB	1,925	57,022
Alstom SA(a)	1,975	46,620
Atlas Copco AB, Class A	13,150	152,226
Caterpillar, Inc.(a)	1,525	302,331
CNH Industrial NV	4,825	61,375
Cummins, Inc.	450	99,589
Daifuku Co. Ltd.	800	50,520
Deere & Co.	850	291,703
Ebara Corp.	300	11,650
Epiroc AB, Class A(a)	3,375	59,157
FANUC Corp.	500	85,391
Fortive Corp.	725	46,726
GEA Group AG	925	34,303
Georg Fischer AG (Registered)	425	25,815
Husqvarna AB, Class B	1,025	8,115
IMI plc	1,200	19,495
Indutrade AB	525	12,230
KION Group AG	475	21,480
Knorr-Bremse AG	250	14,800
Kone OYJ, Class B(a)	2,050	93,018
Metso Outotec OYJ	3,900	31,924
MINEBEA MITSUMI, Inc.	2,500	44,463
Mitsubishi Heavy Industries Ltd.	1,800	66,276
NGK Insulators Ltd.	2,500	36,251
NSK Ltd.	2,500	13,880
Otis Worldwide Corp.	900	70,353
Sandvik AB	5,150	94,032
Schindler Holding AG	300	58,274
SKF AB, Class B(a)	1,375	22,955
Spirax-Sarco Engineering plc	475	68,988
Toyota Industries Corp.	200	12,046
Trelleborg AB, Class B	2,150	52,363
Valmet OYJ	775	21,399
Volvo AB, Class B	11,100	197,674
Wartsila OYJ Abp	3,725	32,467
Weir Group plc (The)	1,275	25,911

		2,366,208

Marine - 0.2%
AP Moller - Maersk A/S, Class B	25	67,757
Kuehne + Nagel International AG (Registered)	100	26,795
Mitsui OSK Lines Ltd.	2,500	67,995

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Nippon Yusen KK(a)	900	70,034
Pacific Basin Shipping Ltd.	25,000	11,911

		244,492

Media - 0.2%
Dentsu Group, Inc.	1,200	41,571
Informa plc*	6,150	44,470
Interpublic Group of Cos., Inc. (The)	1,350	40,324
ITV plc	23,700	21,209
Pearson plc	3,775	34,757
Publicis Groupe SA	1,225	64,827
Viaplay Group AB, Class B*	750	22,069
Vivendi SE	4,700	44,368
WPP plc	4,775	51,355

		364,950

Metals & Mining - 1.6%
Anglo American plc	5,250	188,467
Antofagasta plc	875	12,336
ArcelorMittal SA	2,425	59,134
BHP Group Ltd.	32,100	866,408
BlueScope Steel Ltd.	2,675	30,967
Boliden AB	900	29,745
Fortescue Metals Group Ltd.	10,650	136,295
Glencore plc*	31,000	174,228
KGHM Polska Miedz SA	350	8,714
Lynas Rare Earths Ltd.*	6,875	41,785
Mineral Resources Ltd.	1,050	39,375
Newcrest Mining Ltd.(a)	4,650	62,624
Newmont Corp.	3,375	152,797
Nippon Steel Corp.	2,500	36,850
Norsk Hydro ASA	6,125	41,220
Northern Star Resources Ltd.	7,925	43,356
Rio Tinto Ltd.	2,325	158,718
Rio Tinto plc	4,650	278,657
Sims Ltd.(a)	500	5,125
South32 Ltd.	22,550	59,952
SSAB AB, Class B	2,975	13,522
Sumitomo Metal Mining Co. Ltd.	600	18,918
thyssenkrupp AG*	1,525	9,339
voestalpine AG	725	16,190

		2,484,722

Mortgage Real Estate Investment Trusts (REITs) - 0.0%(e)
Annaly Capital Management, Inc.	1,200	8,256

Multiline Retail - 0.4%
Isetan Mitsukoshi Holdings Ltd.	2,600	20,640
J Front Retailing Co. Ltd.(a)	2,500	20,857
Next plc	775	64,187
Target Corp.	1,875	306,338
Wesfarmers Ltd.	8,900	289,592

		701,614

Multi-Utilities - 0.4%
A2A SpA	1,650	2,113
AGL Energy Ltd.	5,200	30,407
Centrica plc*	8,475	9,045
CMS Energy Corp.	775	53,266
Engie SA	9,425	115,899
National Grid plc	15,950	219,619

Investments	Shares	Value ($)
Sempra Energy	1,350	223,830
Veolia Environnement SA(a)	1,500	37,273

		691,452

Oil, Gas & Consumable Fuels - 6.0%
Aker BP ASA(a)	875	30,221
Ampol Ltd.	1,675	39,155
APA Corp.	900	33,453
BP plc	81,775	398,048
Chevron Corp.	16,275	2,665,520
ConocoPhillips	3,500	341,005
Enbridge, Inc.	6,375	286,125
Eni SpA	16,475	196,814
Equinor ASA	7,125	271,955
Exxon Mobil Corp.	29,075	2,818,240
Galp Energia SGPS SA(a)	2,225	23,323
Gaztransport Et Technigaz SA	150	20,571
OMV AG	950	40,122
Phillips 66	3,300	293,700
Repsol SA	4,000	49,453
Shell plc	37,925	1,003,879
Suncor Energy, Inc.	4,700	159,412
TotalEnergies SE	10,750	545,431
Tourmaline Oil Corp.	650	40,699
Valero Energy Corp.	1,100	121,847
Woodside Energy Group Ltd.	7,150	159,566

		9,538,539

Paper & Forest Products - 0.1%
Mondi plc	2,650	49,968
Stora Enso OYJ, Class R	3,550	54,514
Svenska Cellulosa AB SCA, Class B	2,525	36,617

		141,099

Personal Products - 1.1%
Beiersdorf AG	350	35,920
Estee Lauder Cos., Inc. (The), Class A	1,300	355,030
Kao Corp.	1,200	51,942
L’Oreal SA(a)	1,425	534,850
Shiseido Co. Ltd.	3,600	146,801
Unilever plc	7,076	344,733
Unilever plc	5,649	274,377

		1,743,653

Pharmaceuticals - 10.0%
ALK-Abello A/S*	900	17,872
Astellas Pharma, Inc.	12,500	195,239
AstraZeneca plc	7,875	1,039,190
Bayer AG (Registered)	3,275	190,343
Bristol-Myers Squibb Co.	11,850	874,293
Daiichi Sankyo Co. Ltd.	10,000	263,599
Dechra Pharmaceuticals plc	550	24,657
Eisai Co. Ltd.	1,300	59,110
Eli Lilly & Co.	3,500	1,153,915
GSK plc	20,400	428,873
Ipsen SA	125	12,593
Johnson & Johnson	21,900	3,821,988
Kyowa Kirin Co. Ltd.	2,500	58,548
Merck & Co., Inc.	17,475	1,561,217
Merck KGaA	875	165,680

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Novartis AG (Registered)	15,725	1,349,107
Novo Nordisk A/S, Class B	5,450	637,414
Ono Pharmaceutical Co. Ltd.	2,500	69,921
Orion OYJ, Class B	725	34,456
Otsuka Holdings Co. Ltd.	1,300	46,242
Pfizer, Inc.	31,200	1,575,912
Roche Holding AG	3,800	1,258,421
Sanofi	6,975	691,363
Santen Pharmaceutical Co. Ltd.	2,500	20,146
Shionogi & Co. Ltd.	2,500	127,273
Sumitomo Pharma Co. Ltd.	2,500	19,435
Takeda Pharmaceutical Co. Ltd.	5,000	146,839
UCB SA	250	19,450
Vifor Pharma AG(a)	250	43,653

		15,906,749

Professional Services - 0.4%
Adecco Group AG (Registered)	1,275	44,754
ALS Ltd.	2,600	21,118
Booz Allen Hamilton Holding Corp.(a)	725	69,585
Bureau Veritas SA(a)	1,775	48,740
DKSH Holding AG	250	20,475
Experian plc	1,300	45,292
Intertek Group plc	125	6,656
Randstad NV	675	33,897
RELX plc	10,575	312,195
SGS SA (Registered)	25	60,768

		663,480

Real Estate Management & Development - 0.6%
Aroundtown SA	7,250	23,101
Capitaland Investment Ltd.	12,500	35,433
Castellum AB(a)	2,550	40,594
CBRE Group, Inc., Class A*(a)	2,400	205,488
City Developments Ltd.	2,500	14,010
Daiwa House Industry Co. Ltd.	2,500	61,597
Fabege AB	2,600	26,484
Hongkong Land Holdings Ltd.	2,500	12,975
Lendlease Corp. Ltd.(a)	6,225	44,611
Mitsubishi Estate Co. Ltd.	2,500	36,962
Mitsui Fudosan Co. Ltd.	5,000	110,980
Sagax AB, Class B	575	14,698
Samhallsbyggnadsbolaget i Norden AB(a)	7,725	14,219
Sun Hung Kai Properties Ltd.	6,000	71,657
Swiss Prime Site AG (Registered)	325	29,535
Tokyu Fudosan Holdings Corp.	2,500	13,431
Vonovia SE	3,875	128,294
Wihlborgs Fastigheter AB	3,075	25,969

		910,038

Road & Rail - 0.7%
Canadian National Railway Co.	3,125	395,652
Canadian Pacific Railway Ltd.	4,000	315,199
ComfortDelGro Corp. Ltd.	17,500	17,969
Hankyu Hanshin Holdings, Inc.	1,100	31,646
MTR Corp. Ltd.	12,500	66,084
Uber Technologies, Inc.*	8,325	195,221
West Japan Railway Co.	900	32,808

		1,054,579

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 4.9%
Advanced Micro Devices, Inc.*	6,750	637,673
Advantest Corp.	1,100	64,609
Analog Devices, Inc.	2,250	386,910
Applied Materials, Inc.	3,375	357,682
ASM International NV	250	75,989
ASML Holding NV	1,750	991,049
BE Semiconductor Industries NV	550	29,252
Infineon Technologies AG	8,175	221,311
Intel Corp.	16,825	610,916
Lam Research Corp.	525	262,768
Microchip Technology, Inc.(a)	2,725	187,644
Micron Technology, Inc.	6,250	386,625
Nordic Semiconductor ASA*	1,150	19,984
NVIDIA Corp.	6,775	1,230,543
QUALCOMM, Inc.	4,675	678,156
Renesas Electronics Corp.*	10,000	95,024
Rohm Co. Ltd.	400	29,360
SOITEC*	100	15,861
STMicroelectronics NV	4,200	158,175
SUMCO Corp.	2,500	34,568
Teradyne, Inc.(a)	500	50,445
Texas Instruments, Inc.	5,100	912,339
Tokyo Electron Ltd.	800	275,406
Wolfspeed, Inc.*(a)	250	20,825

		7,733,114

Software - 8.6%
Adobe, Inc.*	2,575	1,056,059
Autodesk, Inc.*	1,825	394,784
Cadence Design Systems, Inc.*	775	144,212
Dassault Systemes SE	3,875	164,605
Intuit, Inc.	1,550	707,063
Microsoft Corp.	29,625	8,316,922
Netcompany Group A/S*(d)	275	15,291
Oracle Corp.	6,600	513,744
Palo Alto Networks, Inc.*(a)	550	274,505
Sage Group plc (The)	4,350	37,287
Salesforce, Inc.*	4,150	763,683
SAP SE	5,700	527,033
ServiceNow, Inc.*	1,100	491,326
SimCorp A/S	250	18,523
Splunk, Inc.*	500	51,955
Synopsys, Inc.*	600	220,500
WiseTech Global Ltd.	1,375	48,070

		13,745,562

Specialty Retail - 1.6%
AutoZone, Inc.*	50	106,870
Best Buy Co., Inc.(a)	1,075	82,764
H & M Hennes & Mauritz AB, Class B(a)	5,175	65,642
Home Depot, Inc. (The)	2,950	887,773
Industria de Diseno Textil SA	1,500	36,233
JB Hi-Fi Ltd.	775	22,762
Kingfisher plc	11,100	34,931
Lowe’s Cos., Inc.	2,700	517,131
Ross Stores, Inc.	1,375	111,732
TJX Cos., Inc. (The)	6,575	402,127
Tractor Supply Co.	725	138,823

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Shares	Value ($)
Watches of Switzerland Group plc*(b)	950	10,254
Williams-Sonoma, Inc.(a)	325	46,937
Yamada Holdings Co. Ltd.	5,000	17,957

		2,481,936

Technology Hardware, Storage & Peripherals - 6.3%
Apple, Inc.	55,300	8,986,803
Brother Industries Ltd.	2,500	46,352
Canon, Inc.(a)	2,500	58,754
Dell Technologies, Inc., Class C	1,150	51,819
FUJIFILM Holdings Corp.	2,500	141,414
Hewlett Packard Enterprise Co.	6,450	91,848
HP, Inc.(a)	7,700	257,103
Konica Minolta, Inc.	2,500	8,792
Logitech International SA (Registered)(a)	875	48,803
NetApp, Inc.	1,325	94,512
Ricoh Co. Ltd.	5,000	39,880
Seagate Technology Holdings plc(a)	625	49,988
Seiko Epson Corp.	2,500	37,168
Western Digital Corp.*	2,175	106,793

		10,020,029

Textiles, Apparel & Luxury Goods - 1.7%
adidas AG	700	119,768
Asics Corp.	2,500	47,138
Burberry Group plc	2,300	50,268
Christian Dior SE	75	50,587
Hermes International	125	170,027
HUGO BOSS AG	425	24,918
Kering SA	475	269,725
Lululemon Athletica, Inc.*(a)	825	256,171
LVMH Moet Hennessy Louis Vuitton SE	1,550	1,066,809
Moncler SpA	1,350	66,996
NIKE, Inc., Class B	3,600	413,712
Pandora A/S	625	46,016
Puma SE	325	21,745
Swatch Group AG (The)	250	66,306
VF Corp.	1,250	55,850

		2,726,036

Thrifts & Mortgage Finance - 0.0%(e)
OSB Group plc	175	1,121

Tobacco - 0.3%
British American Tobacco plc	8,775	343,895
Japan Tobacco, Inc.	5,000	89,319

		433,214

Trading Companies & Distributors - 0.8%
AddTech AB, Class B	375	6,363
Ashtead Group plc	1,325	74,025
Bunzl plc	1,075	40,174
Ferguson plc	925	115,828
Grafton Group plc	1,625	16,713
IMCD NV	325	51,630
ITOCHU Corp.	10,000	289,263
Marubeni Corp.	5,000	46,128
Mitsubishi Corp.	5,000	147,699

Investments	Shares	Value ($)
Mitsui & Co. Ltd.	10,000	218,893
Rexel SA	1,250	22,075
RS GROUP plc	1,925	24,198
Sojitz Corp.	1,599	24,132
Sumitomo Corp.	5,000	69,753
Toyota Tsusho Corp.	2,500	84,456

		1,231,330

Transportation Infrastructure - 0.3%
Aena SME SA*(a)(d)	300	37,625
Aeroports de Paris*	225	30,880
Atlantia SpA	2,100	48,329
Auckland International Airport Ltd.*	6,325	29,587
Getlink SE	3,200	63,724
Qube Holdings Ltd.	11,325	21,811
SATS Ltd.*	5,000	14,354
Transurban Group	15,200	153,901

		400,211

Water Utilities - 0.2%
American Water Works Co., Inc.	750	116,580
Pennon Group plc	1,875	22,908
Severn Trent plc	1,675	60,130
United Utilities Group plc	3,475	46,093

		245,711

Wireless Telecommunication Services - 0.2%
Freenet AG	125	2,930
Millicom International Cellular SA, SDR*	700	10,934
Tele2 AB, Class B	4,200	47,767
Vodafone Group plc	145,600	214,034

		275,665

TOTAL COMMON STOCKS (COST $136,955,608)		157,227,911

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(e)

Banks - 0.0%(e)
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022, price 18.90 AUD* (Cost $–)	1,237	3,435

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(f) - 0.1%

REPURCHASE AGREEMENTS - 0.1%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $142,507, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $145,435 (Cost $142,498)	142,498	142,498

Total Investments - 98.9% (Cost $137,098,106)		157,373,844
Other assets less liabilities - 1.1%		1,785,941

Net Assets - 100.0%		159,159,785

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $5,475,737, collateralized in the form of cash with a value of $142,498 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $4,294,829 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $1,183,684 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 15, 2022 – June 30, 2120; a total value of $5,621,011.

(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $21,664, which represents approximately 0.01% of net assets of the Fund.

(d)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Represents less than 0.05% of net assets.
(f)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $142,498.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
DI	Depositary Interest
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

Futures Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	7	09/16/2022	USD	$683,235	$31,132
S&P 500 E-Mini Index	6	09/16/2022	USD	1,240,050	75,040

					$106,172

Forward Foreign Currency Contracts

FlexShares® STOXX® Global ESG Select Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	257,627	JPMorgan Chase Bank NA	AUD	365,000	09/21/2022	$2,721
USD	66,454	BNP Paribas SA	DKK	470,000	09/21/2022	1,848
USD	54,745	BNP Paribas SA	EUR	52,000	09/21/2022	1,531
USD	155,090	BNP Paribas SA	GBP	127,000	09/21/2022	362

Total unrealized appreciation						$6,462

SEK	318,000	BNP Paribas SA	USD	31,456	09/21/2022	$(193)
USD	180,831	BNP Paribas SA	CHF	178,000	09/21/2022	(6,805)
USD	124,126	UBS AG	JPY	16,540,000	09/21/2022	(122)
USD	45,684	JPMorgan Chase Bank NA	NOK	450,000	09/21/2022	(915)
USD	50,482	Citibank NA	SGD	70,000	09/21/2022	(140)

Total unrealized depreciation						$(8,175)

Net unrealized depreciation						$(1,713)

Abbreviations:

AUD	—	Australian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global ESG Select Index Fund (cont.)

FlexShares® STOXX® Global ESG Select Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	3.8%
Austria	0.1
Belgium	0.3
Canada	2.2
Denmark	1.0
Finland	0.5
France	4.5
Germany	2.5
Hong Kong	0.6
Ireland	0.2
Italy	0.8
Japan	7.1
Luxembourg	0.0	†
Netherlands	2.3
New Zealand	0.1
Norway	0.4
Poland	0.0	†
Portugal	0.1
Singapore	0.3
Spain	1.0
Sweden	1.3
Switzerland	3.4
United Kingdom	5.4
United States	60.9
Other[1]	1.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.8%
Rights	0.0 †
Securities Lending Reinvestments	0.1
Others(1)	1.1

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate US Large Cap Core Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.9%

Air Freight & Logistics - 0.2%
United Parcel Service, Inc., Class B	154	30,013

Automobiles - 2.5%
Tesla, Inc.*	462	411,850

Banks - 3.7%
Bank of America Corp.	6,636	224,363
Citigroup, Inc.	2,702	140,234
Fifth Third Bancorp	448	15,286
JPMorgan Chase & Co.	1,680	193,805
KeyCorp	658	12,041
PNC Financial Services Group, Inc. (The)	98	16,262

		601,991

Beverages - 1.6%
Coca-Cola Co. (The)	518	33,240
PepsiCo, Inc.	1,302	227,798

		261,038

Biotechnology - 2.8%
AbbVie, Inc.	1,148	164,750
Amgen, Inc.	742	183,623
Biogen, Inc.*	336	72,260
Regeneron Pharmaceuticals, Inc.*	28	16,287
Vertex Pharmaceuticals, Inc.*	84	23,554

		460,474

Building Products - 1.1%
Carrier Global Corp.	532	21,562
Johnson Controls International plc	1,568	84,531
Trane Technologies plc	546	80,256

		186,349

Capital Markets - 3.9%
Bank of New York Mellon Corp. (The)	112	4,868
Goldman Sachs Group, Inc. (The)	280	93,349
Moody’s Corp.	378	117,274
Morgan Stanley	1,610	135,723
MSCI, Inc.	70	33,694
S&P Global, Inc.	518	195,250
State Street Corp.	784	55,695

		635,853

Chemicals - 1.4%
Ecolab, Inc.	574	94,808
International Flavors & Fragrances, Inc.	560	69,468
PPG Industries, Inc.	518	66,972

		231,248

Commercial Services & Supplies - 0.9%
Waste Management, Inc.	924	152,053

Investments	Shares	Value ($)
Communications Equipment - 1.0%
Arista Networks, Inc.*	308	35,922
Cisco Systems, Inc.	2,940	133,388

		169,310

Consumer Finance - 0.1%
American Express Co.	126	19,407

Containers & Packaging - 0.2%
Amcor plc	1,036	13,416
Packaging Corp. of America	112	15,749

		29,165

Diversified Financial Services - 1.0%
Apollo Global Management, Inc.	546	31,176
Berkshire Hathaway, Inc., Class B*	336	101,002
Equitable Holdings, Inc.	896	25,473

		157,651

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	9,030	169,583
Verizon Communications, Inc.	1,666	76,953

		246,536

Electric Utilities - 1.0%
Eversource Energy	756	66,695
Exelon Corp.	2,170	100,883

		167,578

Electrical Equipment - 0.3%
Plug Power, Inc.*	1,162	24,797
Rockwell Automation, Inc.	112	28,591

		53,388

Energy Equipment & Services - 0.6%
Baker Hughes Co.	840	21,580
Halliburton Co.	1,274	37,328
Schlumberger NV	926	34,289
Schlumberger NV	26	963

		94,160

Entertainment - 1.0%
Spotify Technology SA*	152	17,179
Spotify Technology SA*	16	1,808
Walt Disney Co. (The)*	1,386	147,055

		166,042

Equity Real Estate Investment Trusts (REITs) - 2.7%
Equinix, Inc.	196	137,933
Healthpeak Properties, Inc.	1,232	34,040
Prologis, Inc.	1,288	170,737
Ventas, Inc.	812	43,670
Weyerhaeuser Co.	1,694	61,526

		447,906

Food & Staples Retailing - 1.1%
Kroger Co. (The)	1,610	74,768
Walgreens Boots Alliance, Inc.	1,624	64,343
Walmart, Inc.	322	42,520

		181,631

Food Products - 0.7%
General Mills, Inc.	378	28,271
Kellogg Co.	546	40,360

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Mondelez International, Inc., Class A	756	48,414

		117,045

Health Care Equipment & Supplies - 1.9%
Abbott Laboratories	1,106	120,377
Boston Scientific Corp.*	1,134	46,551
Edwards Lifesciences Corp.*	196	19,706
Medtronic plc	1,316	121,756

		308,390

Health Care Providers & Services - 3.6%
Cigna Corp.	602	165,767
CVS Health Corp.	1,162	111,180
Elevance Health, Inc.	350	166,985
Humana, Inc.	196	94,472
UnitedHealth Group, Inc.	98	53,149

		591,553

Hotels, Restaurants & Leisure - 1.1%
Caesars Entertainment, Inc.*	490	22,388
Las Vegas Sands Corp.*	784	29,549
McDonald’s Corp.	238	62,682
MGM Resorts International	910	29,784
Starbucks Corp.	448	37,982

		182,385

Household Products - 2.0%
Church & Dwight Co., Inc.	154	13,547
Clorox Co. (The)	140	19,858
Colgate-Palmolive Co.	1,218	95,905
Kimberly-Clark Corp.	364	47,972
Procter & Gamble Co. (The)	1,050	145,855

		323,137

Industrial Conglomerates - 0.3%
3M Co.	308	44,118

Insurance - 2.6%
American International Group, Inc.	518	26,817
Chubb Ltd.	462	87,152
Hartford Financial Services Group, Inc. (The)	770	49,642
Marsh & McLennan Cos., Inc.	462	75,749
MetLife, Inc.	1,652	104,489
Prudential Financial, Inc.	602	60,194
Travelers Cos., Inc. (The)	112	17,774

		421,817

Interactive Media & Services - 5.7%
Alphabet, Inc., Class A*	3,360	390,835
Alphabet, Inc., Class C*	3,360	391,910
Meta Platforms, Inc., Class A*	1,008	160,373

		943,118

Internet & Direct Marketing Retail - 3.9%
Amazon.com, Inc.*	4,060	547,897
eBay, Inc.	1,498	72,848
Etsy, Inc.*	266	27,589

		648,334

IT Services - 4.5%
Accenture plc, Class A	98	30,013
Akamai Technologies, Inc.*	378	36,371
Automatic Data Processing, Inc.	714	172,160

Investments	Shares	Value ($)
International Business Machines Corp.	1,288	168,458
Mastercard, Inc., Class A	742	262,512
Okta, Inc.*	28	2,757
Visa, Inc., Class A	322	68,299

		740,570

Leisure Products - 0.1%
Hasbro, Inc.	294	23,144

Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	196	26,284
Illumina, Inc.*	266	57,637
Mettler-Toledo International, Inc.*	28	37,792
Repligen Corp.*	112	23,896
Thermo Fisher Scientific, Inc.	28	16,755
West Pharmaceutical Services, Inc.	126	43,289

		205,653

Machinery - 2.1%
Caterpillar, Inc.	294	58,286
Cummins, Inc.	322	71,262
Deere & Co.	252	86,481
Illinois Tool Works, Inc.	112	23,269
Stanley Black & Decker, Inc.	364	35,428
Westinghouse Air Brake Technologies Corp.	420	39,258
Xylem, Inc.	406	37,364

		351,348

Media - 0.5%
Comcast Corp., Class A	1,246	46,750
Interpublic Group of Cos., Inc. (The)	294	8,782
Omnicom Group, Inc.	280	19,555

		75,087

Metals & Mining - 0.5%
Newmont Corp.	1,806	81,776

Multiline Retail - 0.5%
Target Corp.	504	82,344

Multi-Utilities - 1.2%
Consolidated Edison, Inc.	798	79,218
Sempra Energy	714	118,381

		197,599

Oil, Gas & Consumable Fuels - 3.2%
Cheniere Energy, Inc.	448	67,012
ConocoPhillips	882	85,933
Devon Energy Corp.	308	19,358
Exxon Mobil Corp.	322	31,211
Hess Corp.	574	64,558
Marathon Petroleum Corp.	980	89,827
Occidental Petroleum Corp.	196	12,887
Pioneer Natural Resources Co.	224	53,077
Valero Energy Corp.	756	83,742
Williams Cos., Inc. (The)	434	14,795

		522,400

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Investments	Shares	Value ($)
Personal Products - 0.9%
Estee Lauder Cos., Inc. (The), Class A	518	141,466

Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	1,344	99,160
Eli Lilly & Co.	84	27,694
Johnson & Johnson	1,848	322,513
Merck & Co., Inc.	1,526	136,333
Pfizer, Inc.	3,962	200,121

		785,821

Professional Services - 0.6%
Clarivate plc*	630	9,129
Equifax, Inc.	252	52,645
Verisk Analytics, Inc.	168	31,962

		93,736

Road & Rail - 1.7%
CSX Corp.	4,634	149,817
Norfolk Southern Corp.	476	119,557
Union Pacific Corp.	14	3,182

		272,556

Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc.*	434	41,000
Applied Materials, Inc.	518	54,898
Enphase Energy, Inc.*	294	83,549
Intel Corp.	4,620	167,752
Micron Technology, Inc.	742	45,900
NVIDIA Corp.	1,484	269,539
QUALCOMM, Inc.	280	40,617
SolarEdge Technologies, Inc.*	112	40,334
Texas Instruments, Inc.	238	42,576

		786,165

Software - 10.0%
Adobe, Inc.*	504	206,701
Autodesk, Inc.*	252	54,513
Intuit, Inc.	14	6,386
Microsoft Corp.	3,500	982,590
Oracle Corp.	910	70,834
Salesforce, Inc.*	1,162	213,831
VMware, Inc., Class A	434	50,431
Workday, Inc., Class A*	420	65,142

		1,650,428

Specialty Retail - 2.4%
Best Buy Co., Inc.	112	8,623
Home Depot, Inc. (The)	406	122,181
Lowe’s Cos., Inc.	308	58,991
TJX Cos., Inc. (The)	2,618	160,117

Investments	Shares	Value ($)
Tractor Supply Co.	266	50,934

		400,846

Technology Hardware, Storage & Peripherals - 8.2%
Apple, Inc.	7,280	1,183,073
Dell Technologies, Inc., Class C	644	29,019
Hewlett Packard Enterprise Co.	3,024	43,062
HP, Inc.	2,660	88,817
NetApp, Inc.	182	12,982

		1,356,953

Textiles, Apparel & Luxury Goods - 0.8%
Lululemon Athletica, Inc.*	42	13,041
NIKE, Inc., Class B	924	106,186
VF Corp.	476	21,268

		140,495

Trading Companies & Distributors - 0.3%
WW Grainger, Inc.	98	53,266

Water Utilities - 0.2%
American Water Works Co., Inc.	252	39,171

TOTAL COMMON STOCKS (COST $17,163,611)		16,284,364

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 0.1%

U.S. TREASURY OBLIGATIONS - 0.1%
U.S. Treasury Bills 1.77%, 11/25/2022(a) (Cost $14,917)	15,000	14,880

Total Investments - 99.0% (Cost $17,178,528)		16,299,244
Other assets less liabilities - 1.0%		160,445

Net Assets - 100.0%		16,459,689

*	Non-income producing security.
(a)	The rate shown was the current yield as of July 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate US Large Cap Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate US Large Cap Core Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	8	09/16/2022	USD	$165,340	$8,966

Abbreviations:
USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.9%
Short-Term Investments	0.1
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.3%

Air Freight & Logistics - 0.7%
Deutsche Post AG (Registered)	3,159	125,300

Auto Components - 0.9%
Bridgestone Corp.	1,800	70,006
Cie Generale des Etablissements Michelin SCA	2,052	56,838
Sumitomo Electric Industries Ltd.	4,500	49,613

		176,457

Automobiles - 2.1%
Bayerische Motoren Werke AG	351	28,445
Honda Motor Co. Ltd.	900	22,815
Mercedes-Benz Group AG	1,071	62,487
Porsche Automobil Holding SE (Preference)	684	49,100
Toyota Motor Corp.	14,400	230,249

		393,096

Banks - 10.9%
ABN AMRO Bank NV, CVA(a)	3,843	39,107
Australia & New Zealand Banking Group Ltd.*(b)	349	5,577
Australia & New Zealand Banking Group Ltd.	5,238	83,701
Banco Bilbao Vizcaya Argentaria SA	4,716	21,240
Banco Santander SA	20,250	50,381
Bank of Montreal	882	87,873
Bank of Nova Scotia (The)	2,682	163,283
Barclays plc	15,057	28,800
BNP Paribas SA	2,493	116,931
Canadian Imperial Bank of Commerce	297	15,015
Commonwealth Bank of Australia	2,781	195,552
Credit Agricole SA	1,611	14,749
DBS Group Holdings Ltd.	900	20,481
HSBC Holdings plc	27,324	170,808
ING Groep NV	6,534	63,233
KBC Group NV	261	13,605
Mitsubishi UFJ Financial Group, Inc.	19,800	110,430
Mizuho Financial Group, Inc.	1,800	21,327
National Australia Bank Ltd.	5,589	119,340
NatWest Group plc	10,404	31,474
Nordea Bank Abp	1,917	18,786
Resona Holdings, Inc.	5,400	20,820
Royal Bank of Canada	2,781	270,992
Skandinaviska Enskilda Banken AB, Class A	5,544	59,626
Societe Generale SA	1,593	35,467
Toronto-Dominion Bank (The)	3,105	201,564
UniCredit SpA	2,250	21,979
Westpac Banking Corp.	6,723	100,910

		2,103,051

Investments	Shares	Value ($)
Beverages - 2.7%
Anheuser-Busch InBev SA/NV	1,350	71,951
Asahi Group Holdings Ltd.	900	31,111
Budweiser Brewing Co. APAC Ltd.(a)	900	2,494
Carlsberg A/S, Class B	315	40,551
Coca-Cola HBC AG	1,431	35,037
Diageo plc	3,870	182,819
Kirin Holdings Co. Ltd.	2,700	44,151
Pernod Ricard SA	333	65,023
Suntory Beverage & Food Ltd.	900	35,354

		508,491

Biotechnology - 0.9%
CSL Ltd.	702	141,980
Grifols SA*	2,457	35,625

		177,605

Building Products - 1.1%
Cie de Saint-Gobain	1,152	53,240
Daikin Industries Ltd.	200	34,792
Geberit AG (Registered)	135	70,718
Kingspan Group plc	792	50,893

		209,643

Capital Markets - 2.3%
abrdn plc	3,492	7,041
Credit Suisse Group AG (Registered)	2,511	14,606
Daiwa Securities Group, Inc.	6,300	28,882
Deutsche Bank AG (Registered)	1,737	15,101
Deutsche Boerse AG	162	28,164
EQT AB	243	6,521
Hong Kong Exchanges & Clearing Ltd.	1,000	45,733
IGM Financial, Inc.	603	17,497
London Stock Exchange Group plc	378	36,790
Macquarie Group Ltd.	594	75,077
Nomura Holdings, Inc.	9,900	37,600
St James’s Place plc	1,260	18,821
UBS Group AG (Registered)	7,137	116,040

		447,873

Chemicals - 3.9%
Akzo Nobel NV	810	54,329
Arkema SA	243	22,869
Chr Hansen Holding A/S	828	53,954
Clariant AG (Registered)*	1,755	32,782
Covestro AG(a)	162	5,489
Croda International plc	810	73,749
Givaudan SA (Registered)	27	93,978
Johnson Matthey plc	540	14,043
Koninklijke DSM NV	711	113,023
Mitsui Chemicals, Inc.	900	18,774
Nissan Chemical Corp.	700	35,406
Novozymes A/S, Class B	603	38,343
Nutrien Ltd.	756	64,676
Shin-Etsu Chemical Co. Ltd.	200	25,380
Sika AG (Registered)	207	50,837
Sumitomo Chemical Co. Ltd.	7,200	28,121

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Umicore SA	162	5,841
Wacker Chemie AG	90	13,449

		745,043

Commercial Services & Supplies - 0.3%
Brambles Ltd.	4,617	36,889
Dai Nippon Printing Co. Ltd.	1,000	21,923

		58,812

Communications Equipment - 0.2%
Nokia OYJ	8,730	45,389

Construction & Engineering - 0.4%
Taisei Corp.	900	28,552
WSP Global, Inc.	450	54,259

		82,811

Containers & Packaging - 0.3%
SIG Group AG*	2,061	53,538

Diversified Financial Services - 0.2%
M&G plc	11,691	30,346
ORIX Corp.	900	15,895

		46,241

Diversified Telecommunication Services - 2.6%
BCE, Inc.	1,152	58,211
Deutsche Telekom AG (Registered)	7,479	141,126
Koninklijke KPN NV	7,587	24,918
Nippon Telegraph & Telephone Corp.	1,900	54,121
Singapore Telecommunications Ltd.	16,200	30,575
Swisscom AG (Registered)	153	82,540
Telecom Italia SpA*	30,537	6,732
Telefonica Deutschland Holding AG	4,761	12,603
Telefonica SA	6,017	26,731
Telia Co. AB	2,682	9,857
TELUS Corp.	2,610	60,048

		507,462

Electric Utilities - 2.3%
Acciona SA	54	11,045
Electricite de France SA	790	9,554
Hydro One Ltd.(a)	378	10,546
Iberdrola SA	11,700	124,429
Iberdrola SA*(b)	325	3,456
Orsted A/S(a)	1,170	135,493
Red Electrica Corp. SA	2,511	49,236
Terna - Rete Elettrica Nazionale	8,397	64,027
Verbund AG	387	42,420

		450,206

Electrical Equipment - 2.3%
ABB Ltd. (Registered)	675	20,390
Mitsubishi Electric Corp.	4,500	47,273
Schneider Electric SE	1,404	192,606
Siemens Gamesa Renewable Energy SA*	684	12,505
Signify NV(a)	558	17,968
Vestas Wind Systems A/S	5,436	141,107

		431,849

Electronic Equipment, Instruments & Components - 0.6%
Halma plc	477	13,345

Investments	Shares	Value ($)
Murata Manufacturing Co. Ltd.	900	52,168
Omron Corp.	900	49,798

		115,311

Energy Equipment & Services - 0.0%(c)
Tenaris SA	585	8,115

Entertainment - 0.2%
Nintendo Co. Ltd.	100	44,676

Equity Real Estate Investment Trusts (REITs) - 1.4%
British Land Co. plc (The)	3,978	23,817
Gecina SA	270	27,530
GPT Group (The)	3,429	10,887
Japan Real Estate Investment Corp.	9	43,300
Land Securities Group plc	1,062	9,449
Mirvac Group	15,228	22,846
Nippon Prologis REIT, Inc.	9	23,300
Segro plc	2,664	35,498
Stockland	792	2,128
Unibail-Rodamco-Westfield*	612	34,440
Vicinity Centres	21,348	30,836

		264,031

Food & Staples Retailing - 2.1%
Aeon Co. Ltd.	1,800	36,081
Carrefour SA	909	15,423
Jeronimo Martins SGPS SA	1,071	24,702
Loblaw Cos. Ltd.	333	30,295
Tesco plc	50,139	160,223
Woolworths Group Ltd.	5,463	143,029

		409,753

Food Products - 2.5%
Nestle SA (Registered)	3,708	453,339
Orkla ASA	3,348	28,834

		482,173

Gas Utilities - 0.4%
Hong Kong & China Gas Co. Ltd.	72,000	75,945

Health Care Equipment & Supplies - 2.1%
Coloplast A/S, Class B	90	10,469
Fisher & Paykel Healthcare Corp. Ltd.	3,132	41,635
Koninklijke Philips NV	4,811	98,871
Olympus Corp.	2,700	56,929
Sonova Holding AG (Registered)	270	96,672
Sysmex Corp.	900	62,667
Terumo Corp.	900	30,512

		397,755

Hotels, Restaurants & Leisure - 0.7%
Genting Singapore Ltd.	39,600	23,052
La Francaise des Jeux SAEM(a)	576	20,468
Oriental Land Co. Ltd.	100	15,077
Sands China Ltd.*	14,400	33,753
Whitbread plc	1,548	48,940

		141,290

Household Durables - 1.3%
Barratt Developments plc	2,376	14,486
Berkeley Group Holdings plc*	648	33,419
Sekisui House Ltd.	1,900	33,493

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Sony Group Corp.	2,000	175,009

		256,407

Household Products - 0.6%
Henkel AG & Co. KGaA (Preference)	1,017	64,584
Reckitt Benckiser Group plc	711	57,502

		122,086

Independent Power and Renewable Electricity Producers - 0.2%
EDP Renovaveis SA	1,656	42,720

Industrial Conglomerates - 1.7%
Hitachi Ltd.	3,700	185,595
Siemens AG (Registered)	1,278	141,440

		327,035

Insurance - 6.0%
AIA Group Ltd.	16,200	163,034
Allianz SE (Registered)	819	148,079
ASR Nederland NV	495	20,542
Aviva plc	11,448	55,167
AXA SA	6,543	149,777
Dai-ichi Life Holdings, Inc.	100	1,723
Insurance Australia Group Ltd.	5,859	18,275
Japan Post Insurance Co. Ltd.	900	14,451
Legal & General Group plc	35,892	113,997
MS&AD Insurance Group Holdings, Inc.	2,700	87,212
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	144	32,464
NN Group NV	1,521	70,845
QBE Insurance Group Ltd.	2,619	21,071
Sun Life Financial, Inc.	2,142	99,398
Swiss Life Holding AG (Registered)	18	9,503
Swiss Re AG	333	24,929
Zurich Insurance Group AG	297	129,384

		1,159,851

Interactive Media & Services - 0.2%
Z Holdings Corp.	11,700	41,066

Internet & Direct Marketing Retail - 0.4%
Rakuten Group, Inc.	6,300	30,875
Zalando SE*(a)	1,701	47,437

		78,312

IT Services - 2.4%
Capgemini SE	918	173,495
CGI, Inc.*	189	16,196
Fujitsu Ltd.	1,200	166,240
Nomura Research Institute Ltd.	1,800	53,670
Worldline SA*(a)	1,125	49,325

		458,926

Leisure Products - 0.2%
Yamaha Corp.	900	37,980

Machinery - 1.8%
Alstom SA	1,602	37,815
Atlas Copco AB, Class A	5,256	60,844
Epiroc AB, Class A	1,449	25,398
GEA Group AG	1,089	40,385

Investments	Shares	Value ($)
Hitachi Construction Machinery Co. Ltd.	900	19,637
Husqvarna AB, Class B	2,385	18,883
KION Group AG	90	4,070
Knorr-Bremse AG	54	3,197
Komatsu Ltd.	2,700	60,788
Kone OYJ, Class B	99	4,492
Kubota Corp.	900	14,771
SKF AB, Class B	1,530	25,542
Volvo AB, Class B	1,305	23,240

		339,062

Media - 1.0%
Dentsu Group, Inc.	1,000	34,642
Informa plc*	3,114	22,517
Pearson plc	2,574	23,699
Publicis Groupe SA	1,260	66,679
WPP plc	4,608	49,559

		197,096

Metals & Mining - 2.9%
BlueScope Steel Ltd.	2,034	23,547
Evolution Mining Ltd.	15,030	27,688
Fortescue Metals Group Ltd.	7,542	96,520
Fresnillo plc	1,890	16,960
Glencore plc*	1,467	8,245
Hitachi Metals Ltd.*	1,000	15,309
Kinross Gold Corp.	5,202	17,822
Newcrest Mining Ltd.	3,447	46,423
Norsk Hydro ASA	4,248	28,588
Rio Tinto Ltd.	882	60,210
Rio Tinto plc	1,431	85,754
Sumitomo Metal Mining Co. Ltd.	200	6,306
Teck Resources Ltd., Class B	2,718	79,863
Wheaton Precious Metals Corp.	1,296	44,442

		557,677

Multiline Retail - 0.6%
Canadian Tire Corp. Ltd., Class A	333	42,753
Next plc	972	80,503

		123,256

Multi-Utilities - 0.2%
National Grid plc	2,988	41,142

Oil, Gas & Consumable Fuels - 6.0%
Ampol Ltd.	1,152	26,930
Enbridge, Inc.	5,319	238,729
ENEOS Holdings, Inc.	16,200	62,024
Eni SpA	4,932	58,919
Neste OYJ	2,583	131,898
Pembina Pipeline Corp.	3,267	124,653
Repsol SA	4,113	50,850
Shell plc	11,070	293,535
TC Energy Corp.	567	30,210
TotalEnergies SE	2,619	132,882
Woodside Energy Group Ltd.	1	21

		1,150,651

Paper & Forest Products - 0.6%
Mondi plc	2,088	39,371
Stora Enso OYJ, Class R	1,701	26,121
UPM-Kymmene OYJ	1,242	39,119

		104,611

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Investments	Shares	Value ($)
Personal Products - 2.5%
Haleon plc*	9,063	32,182
Kao Corp.	2,700	116,869
L’Oreal SA	522	195,924
Shiseido Co. Ltd.	100	4,078
Unilever plc	2,781	135,486

		484,539

Pharmaceuticals - 9.0%
AstraZeneca plc	2,043	269,596
Daiichi Sankyo Co. Ltd.	3,600	94,896
Eisai Co. Ltd.	100	4,547
GSK plc	7,250	152,418
Kyowa Kirin Co. Ltd.	900	21,077
Merck KGaA	171	32,379
Novartis AG (Registered)	2,025	173,732
Novo Nordisk A/S, Class B	2,583	302,099
Ono Pharmaceutical Co. Ltd.	1,900	53,140
Roche Holding AG	972	321,891
Sanofi	1,818	180,200
Takeda Pharmaceutical Co. Ltd.	3,700	108,661
UCB SA	81	6,302

		1,720,938

Professional Services - 2.3%
Adecco Group AG (Registered)	882	30,959
Experian plc	1,008	35,119
Randstad NV	801	40,224
Recruit Holdings Co. Ltd.	1,900	70,413
RELX plc	7,515	221,858
Wolters Kluwer NV	342	36,964

		435,537

Real Estate Management & Development - 1.0%
City Developments Ltd.	2,700	15,131
Daiwa House Industry Co. Ltd.	3,600	88,700
ESR Group Ltd.*(a)	21,600	55,996
New World Development Co. Ltd.	9,000	30,039

		189,866

Road & Rail - 2.3%
Canadian National Railway Co.	1,206	152,690
Canadian Pacific Railway Ltd.	1,341	105,670
Central Japan Railway Co.	200	23,315
East Japan Railway Co.	1,800	93,468
MTR Corp. Ltd.	9,000	47,580
West Japan Railway Co.	300	10,936

		433,659

Semiconductors & Semiconductor Equipment - 2.1%
Advantest Corp.	900	52,862
ASML Holding NV	558	316,003
STMicroelectronics NV	774	29,145

		398,010

Software - 1.7%
Open Text Corp.	1,296	52,979
SAP SE	2,511	232,171
WiseTech Global Ltd.	198	6,922
Xero Ltd.*	549	35,624

		327,696

Specialty Retail - 1.4%
Chow Tai Fook Jewellery Group Ltd.	3,600	7,118
Fast Retailing Co. Ltd.	100	60,007

Investments	Shares	Value ($)
H & M Hennes & Mauritz AB, Class B	666	8,448
Industria de Diseno Textil SA	6,786	163,919
Kingfisher plc	7,677	24,159

		263,651

Technology Hardware, Storage & Peripherals - 1.0%
Canon, Inc.	5,500	129,259
Ricoh Co. Ltd.	3,600	28,714
Seiko Epson Corp.	1,800	26,761

		184,734

Textiles, Apparel & Luxury Goods - 2.7%
adidas AG	315	53,896
Burberry Group plc	2,232	48,782
Cie Financiere Richemont SA (Registered)	549	65,685
Kering SA	279	158,428
LVMH Moet Hennessy Louis Vuitton SE	288	198,220

		525,011

Trading Companies & Distributors - 0.9%
Ferguson plc	243	30,428
ITOCHU Corp.	4,500	130,168
Rexel SA	405	7,153

		167,749

Transportation Infrastructure - 1.0%
Atlantia SpA	1,674	38,524
Getlink SE	2,574	51,258
Transurban Group	10,359	104,886

		194,668

Water Utilities - 0.3%
Severn Trent plc	1,053	37,801
United Utilities Group plc	990	13,132

		50,933

Wireless Telecommunication Services - 0.9%
Rogers Communications, Inc., Class B	216	9,924
SoftBank Corp.	9,000	103,603
Vodafone Group plc	38,880	57,154

		170,681

TOTAL COMMON STOCKS (Cost $20,970,918)		19,087,466

Total Investments - 99.3% (Cost $20,970,918)		19,087,466
Other assets less liabilities - 0.7%		128,390

Net Assets - 100.0%		19,215,856

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $9,033, which represents approximately 0.05% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

Futures Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following open futures contract as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	1	09/16/2022	USD	$97,605	$5,694

Forward Foreign Currency Contracts

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	17,811	Toronto-Dominion Bank (The)	USD	12,299	09/21/2022	$139
CAD	35,710	BNP Paribas SA	USD	27,819	09/21/2022	46
JPY	1,390,137	UBS Securities LLC	USD	10,432	09/21/2022	10
NOK	23,302	JPMorgan Chase Bank NA	USD	2,366	09/21/2022	48
USD	35,027	BNP Paribas SA	EUR	33,271	09/21/2022	980
USD	58,125	BNP Paribas SA	GBP	47,597	09/21/2022	136
USD	19,798	Citibank NA	HKD	155,035	09/21/2022	18
USD	2,544	Citibank NA	ILS	8,590	09/21/2022	16
USD	17,809	BNP Paribas SA	NZD	28,341	09/21/2022	42

Total unrealized appreciation						$1,435

AUD	11,832	JPMorgan Chase Bank NA	USD	8,351	09/21/2022	$(88)
DKK	21,527	BNP Paribas SA	USD	3,044	09/21/2022	(85)
GBP	16,335	Citibank NA	USD	19,925	09/21/2022	(24)
HKD	99,958	JPMorgan Chase Bank NA	USD	12,765	09/21/2022	(12)
SEK	31,831	BNP Paribas SA	USD	3,149	09/21/2022	(19)
USD	19,306	Toronto-Dominion Bank (The)	CAD	25,233	09/21/2022	(383)
USD	9,994	BNP Paribas SA	CHF	9,837	09/21/2022	(376)
USD	7,626	Citibank NA	SGD	10,575	09/21/2022	(21)

Total unrealized depreciation						$(1,008)

Net unrealized appreciation						$427

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	7.3%
Austria	0.2
Belgium	0.5
Canada	10.7
Denmark	3.7
Finland	1.3
France	10.7
Germany	6.7
Hong Kong	2.4
Ireland	0.3
Italy	1.0
Japan	19.2
Netherlands	4.8
New Zealand	0.4
Norway	0.3
Portugal	0.3
Singapore	0.5
Spain	2.9
Sweden	1.3
Switzerland	9.6
United Kingdom	15.2
Other[1]	0.7

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.3%
Others(1)	0.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Emerging Markets Core Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.6%

Air Freight & Logistics - 0.6%
Hyundai Glovis Co. Ltd.	72	10,087
ZTO Express Cayman, Inc., ADR	602	15,405

		25,492

Airlines - 0.0%(a)
Korean Air Lines Co. Ltd.*	90	1,753

Auto Components - 0.3%
Hankook Tire & Technology Co. Ltd.	276	7,393
Hanon Systems	558	4,575

		11,968

Automobiles - 2.3%
Hero MotoCorp Ltd.	444	15,786
Li Auto, Inc., ADR*	660	21,674
Mahindra & Mahindra Ltd.	432	6,346
NIO, Inc., ADR*	2,142	42,262
XPeng, Inc., Class A*	1,600	18,752

		104,820

Banks - 15.7%
Agricultural Bank of China Ltd., Class H	49,000	16,167
Akbank TAS	8,952	4,312
Al Rajhi Bank*	270	6,441
Alinma Bank	2,190	22,186
Axis Bank Ltd.	1,404	12,838
Banco Bradesco SA*	6,000	16,702
Banco Bradesco SA (Preference)	10,800	36,214
Banco do Brasil SA	1,800	12,456
Bancolombia SA	1,038	8,684
Bancolombia SA (Preference)	1,526	11,216
Bank AlBilad*	1,834	24,219
Bank of the Philippine Islands	3,400	5,736
Bank Polska Kasa Opieki SA	38	600
Bank Rakyat Indonesia Persero Tbk. PT	85,800	25,221
China Construction Bank Corp., Class H	86,000	54,887
Commercial International Bank Egypt SAE	6,412	12,844
CTBC Financial Holding Co. Ltd.	53,000	40,625
E.Sun Financial Holding Co. Ltd.	45,897	42,155
First Abu Dhabi Bank PJSC	9,432	49,868
First Financial Holding Co. Ltd.	38,000	34,267
Grupo Financiero Banorte SAB de CV, Class O	600	3,418
Industrial & Commercial Bank of China Ltd., Class H	72,000	38,064
Itau Unibanco Holding SA (Preference)*	2,400	10,906
KB Financial Group, Inc.	1,014	37,817
mBank SA*	66	3,143

Investments	Shares	Value ($)
Mega Financial Holding Co. Ltd.	36,000	42,564
Nedbank Group Ltd.	1,654	21,535
OTP Bank Nyrt.	836	17,150
Santander Bank Polska SA	118	5,975
Shinhan Financial Group Co. Ltd.	1,134	31,163
SinoPac Financial Holdings Co. Ltd.	4,000	2,258
Standard Bank Group Ltd.	3,768	36,186
State Bank of India	1,460	9,732
Turkiye Garanti Bankasi A/S	9,042	7,328
Turkiye Is Bankasi A/S, Class C	9,319	2,715
Yapi ve Kredi Bankasi A/S	9,676	2,565
Yes Bank Ltd.*	39,544	7,459

		717,616

Beverages - 0.5%
Cia Cervecerias Unidas SA	394	2,273
Coca-Cola Femsa SAB de CV	2,000	12,123
United Spirits Ltd.*	952	9,356

		23,752

Biotechnology - 0.4%
BeiGene Ltd.*	1,300	16,710

Capital Markets - 0.3%
B3 SA - Brasil Bolsa Balcao	4,000	8,534
Mirae Asset Securities Co. Ltd.	1,014	5,144

		13,678

Chemicals - 3.7%
Asian Paints Ltd.	1,166	49,042
Indorama Ventures PCL, NVDR	6,600	7,844
LG Chem Ltd.	56	25,994
Orbia Advance Corp. SAB de CV	3,800	8,391
PTT Global Chemical PCL, NVDR	8,600	10,338
SABIC Agri-Nutrients Co.	68	2,408
Sahara International Petrochemical Co.	1,284	16,084
Sociedad Quimica y Minera de Chile SA (Preference), Class B	360	35,738
Yanbu National Petrochemical Co.	916	12,072

		167,911

Commercial Services & Supplies - 0.0%(a)
China Everbright Environment Group Ltd.	4,000	2,130

Construction & Engineering - 0.3%
GS Engineering & Construction Corp.	260	5,964
Hyundai Engineering & Construction Co. Ltd.	306	9,928

		15,892

Construction Materials - 0.6%
Siam Cement PCL (The), NVDR	2,800	28,373

Containers & Packaging - 0.4%
Klabin SA	3,400	13,036

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
SCG Packaging PCL, NVDR	4,800	6,650

		19,686

Diversified Financial Services - 1.5%
FirstRand Ltd.	10,442	41,087
Yuanta Financial Holding Co. Ltd.	38,000	25,383

		66,470

Diversified Telecommunication Services - 1.4%
Chunghwa Telecom Co. Ltd.	5,000	20,290
Hellenic Telecommunications Organization SA	772	13,240
LG Uplus Corp.	682	6,562
Orange Polska SA	1,758	2,278
Saudi Telecom Co.	184	4,919
Telefonica Brasil SA	1,800	15,444

		62,733

Electric Utilities - 1.0%
Centrais Eletricas Brasileiras SA	1,200	10,576
Centrais Eletricas Brasileiras SA (Preference), Class B	1,000	9,105
Cia Energetica de Minas Gerais	1,000	3,272
Cia Energetica de Minas Gerais (Preference)	5,319	11,502
Cia Paranaense de Energia (Preference)	6,600	8,875
Enel Americas SA	22,446	2,271
Power Grid Corp. of India Ltd.	714	1,927

		47,528

Electrical Equipment - 0.6%
Doosan Enerbility Co. Ltd.*	120	1,732
Havells India Ltd.	844	13,303
Xinjiang Goldwind Science & Technology Co. Ltd., Class H	2,800	4,994
Zhuzhou CRRC Times Electric Co. Ltd., Class H	2,000	8,586

		28,615

Electronic Equipment, Instruments & Components - 2.0%
AUO Corp.	24,000	10,701
Delta Electronics Thailand PCL, NVDR	1,200	15,452
Delta Electronics, Inc.	5,000	43,085
Hon Hai Precision Industry Co. Ltd.	3,000	10,921
Samsung SDI Co. Ltd.	28	12,264

		92,423

Energy Equipment & Services - 0.0%(a)
Dialog Group Bhd.	1,000	497

Entertainment - 0.8%
Kingsoft Corp. Ltd.	3,600	12,039
NCSoft Corp.	14	4,014
NetEase, Inc., ADR	206	19,154

		35,207

Food & Staples Retailing - 1.9%
CP ALL PCL, NVDR	6,200	10,316
President Chain Store Corp.	2,000	18,904
Shoprite Holdings Ltd.	848	11,414
Sun Art Retail Group Ltd.	7,000	2,060

Investments	Shares	Value ($)
Wal-Mart de Mexico SAB de CV	12,600	45,696

		88,390

Food Products - 1.2%
Almarai Co. JSC	58	806
BRF SA*	1,400	4,299
Charoen Pokphand Foods PCL, NVDR	7,800	5,351
CJ CheilJedang Corp.	28	8,438
Grupo Bimbo SAB de CV, Series A	2,000	7,076
Marico Ltd.	1,990	13,005
Nestle India Ltd.	24	5,862
Nestle Malaysia Bhd.	300	9,080

		53,917

Gas Utilities - 0.3%
ENN Energy Holdings Ltd.	800	13,035
GAIL India Ltd.	1,348	2,493

		15,528

Health Care Equipment & Supplies - 0.0%(a)
Microport Scientific Corp.*	600	1,417

Health Care Providers & Services - 0.4%
Apollo Hospitals Enterprise Ltd.	104	5,527
Dr Sulaiman Al Habib Medical Services Group Co.	20	1,097
Sinopharm Group Co. Ltd., Class H	4,800	11,006

		17,630

Hotels, Restaurants & Leisure - 1.7%
Genting Bhd.	8,400	8,928
Jubilant Foodworks Ltd.	760	5,276
Kangwon Land, Inc.*	388	7,735
OPAP SA	184	2,540
Trip.com Group Ltd.*	100	2,524
Yum China Holdings, Inc.	1,082	52,704

		79,707

Household Durables - 0.9%
Arcelik A/S	946	3,427
Coway Co. Ltd.	202	9,967
LG Electronics, Inc.	392	28,485

		41,879

Household Products - 0.2%
Unilever Indonesia Tbk. PT	30,000	9,122

Independent Power and Renewable Electricity Producers - 1.3%
Adani Green Energy Ltd.*	1,372	37,644
China Longyuan Power Group Corp. Ltd., Class H	6,000	9,600
Energy Absolute PCL, NVDR	5,000	11,036

		58,280

Industrial Conglomerates - 1.6%
Far Eastern New Century Corp.	10,000	10,153
GT Capital Holdings, Inc.	380	3,125
International Holding Co. PJSC*	276	22,227
Samsung C&T Corp.	232	21,520
Siemens Ltd.	250	8,498
Turkiye Sise ve Cam Fabrikalari A/S	5,296	6,450

		71,973

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Insurance - 3.2%
Cathay Financial Holding Co. Ltd.	24,000	36,472
Fubon Financial Holding Co. Ltd.	21,000	39,347
Ping An Insurance Group Co. of China Ltd., Class H	10,500	61,797
Powszechny Zaklad Ubezpieczen SA	610	3,983
Sanlam Ltd.	1,444	4,725

		146,324

Interactive Media & Services - 5.7%
Baidu, Inc., ADR*	318	43,429
NAVER Corp.	140	27,912
Tencent Holdings Ltd.	4,800	187,600

		258,941

Internet & Direct Marketing Retail - 8.6%
Alibaba Group Holding Ltd., ADR*	1,910	170,697
Alibaba Health Information Technology Ltd.*	16,000	9,620
JD.com, Inc., ADR	486	28,917
Meituan, Class B*(b)	3,200	71,868
Naspers Ltd., Class N	330	46,678
Pinduoduo, Inc., ADR*	484	23,721
Prosus NV*	448	29,057
Vipshop Holdings Ltd., ADR*	1,610	14,748

		395,306

IT Services - 3.0%
HCL Technologies Ltd.	388	4,642
Infosys Ltd.	4,146	81,062
Tech Mahindra Ltd.	2,018	26,699
Wipro Ltd.	5,074	27,124

		139,527

Life Sciences Tools & Services - 1.3%
Divi’s Laboratories Ltd.	458	22,140
Wuxi Biologics Cayman, Inc.*(b)	4,000	37,988

		60,128

Machinery - 0.1%
Weichai Power Co. Ltd., Class H	2,000	2,864

Marine - 0.2%
COSCO SHIPPING Holdings Co. Ltd., Class H	1,000	1,496
MISC Bhd.	4,400	7,128

		8,624

Media - 0.6%
China Literature Ltd.*(b)	1,600	6,308
Grupo Televisa SAB, Series CPO	7,400	11,681
Zee Entertainment Enterprises Ltd.	2,646	8,246

		26,235

Metals & Mining - 3.1%
Anglo American Platinum Ltd.	198	15,108
AngloGold Ashanti Ltd.	204	3,014
Gold Fields Ltd.	3,110	28,751
Grupo Mexico SAB de CV, Series B	4,200	16,626
Hindalco Industries Ltd.	5,466	28,623
Hyundai Steel Co.	284	7,455
JSW Steel Ltd.	720	5,719

Investments	Shares	Value ($)
Kumba Iron Ore Ltd.	204	6,031
POSCO Holdings, Inc.	104	19,373
Press Metal Aluminium Holdings Bhd.	11,000	12,012

		142,712

Multiline Retail - 0.6%
Lojas Renner SA*	3,600	17,515
Woolworths Holdings Ltd.	3,032	9,622

		27,137

Oil, Gas & Consumable Fuels - 4.2%
Bharat Petroleum Corp. Ltd.	1,832	7,634
Cosan SA	200	718
Empresas Copec SA	1,518	12,426
Hindustan Petroleum Corp. Ltd.*	538	1,637
Indian Oil Corp. Ltd.	1,275	1,174
MOL Hungarian Oil & Gas plc	1,586	11,644
Petroleo Brasileiro SA	1,000	7,110
Petroleo Brasileiro SA (Preference)	1,600	10,512
Petronas Dagangan Bhd.	1,000	5,033
Polski Koncern Naftowy ORLEN SA	932	15,179
PTT Exploration & Production PCL, NVDR	5,000	22,073
PTT PCL, NVDR	25,200	23,790
Reliance Industries Ltd.*	1,022	32,357
SK Innovation Co. Ltd.*	186	26,846
Thai Oil PCL, NVDR	4,400	6,126
Ultrapar Participacoes SA	2,600	6,347

		190,606

Paper & Forest Products - 0.2%
Empresas CMPC SA	4,546	7,720
Suzano SA	200	1,858

		9,578

Personal Products - 1.7%
AMOREPACIFIC Group	52	1,477
Colgate-Palmolive India Ltd.	90	1,802
Godrej Consumer Products Ltd.*	496	5,343
Hindustan Unilever Ltd.	1,814	60,360
LG H&H Co. Ltd.	14	8,395

		77,377

Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd.	1,302	11,348
China Medical System Holdings Ltd.	6,000	9,554
CSPC Pharmaceutical Group Ltd.	32,000	35,017
Dr Reddy’s Laboratories Ltd.	420	21,674
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	2,000	7,236

		84,829

Real Estate Management & Development - 1.6%
Aldar Properties PJSC	5,588	7,454
China Overseas Land & Investment Ltd.	13,000	35,854
DLF Ltd.	2,442	11,891
Logan Group Co. Ltd.‡(c)	4,000	833
Longfor Group Holdings Ltd.(d)	3,500	11,682
NEPI Rockcastle SA	1,380	7,589

		75,303

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Investments	Shares	Value ($)
Road & Rail - 0.5%
BTS Group Holdings PCL, NVDR	24,800	5,794
Rumo SA	4,400	14,847

		20,641

Semiconductors & Semiconductor Equipment - 10.0%
Flat Glass Group Co. Ltd., Class H*	2,000	7,261
GCL Technology Holdings Ltd.*	60,000	26,217
SK Hynix, Inc.	398	29,993
Taiwan Semiconductor Manufacturing Co. Ltd.	20,000	340,002
United Microelectronics Corp.*	17,000	22,797
Xinyi Solar Holdings Ltd.	18,000	30,589

		456,859

Specialty Retail - 0.1%
GOME Retail Holdings Ltd.*(c)	62,000	2,291
Home Product Center PCL, NVDR	4,600	1,662
Topsports International Holdings Ltd.(b)	2,000	1,666

		5,619

Technology Hardware, Storage & Peripherals - 5.2%
Asustek Computer, Inc.	1,000	9,402
Lenovo Group Ltd.	28,000	27,073
Samsung Electronics Co. Ltd.	3,638	171,945
Samsung Electronics Co. Ltd. (Preference)	654	28,695

		237,115

Textiles, Apparel & Luxury Goods - 1.0%
Feng TAY Enterprise Co. Ltd.	2,000	11,155
Li Ning Co. Ltd.	3,500	28,357
LPP SA	4	8,528

		48,040

Thrifts & Mortgage Finance - 0.4%
Housing Development Finance Corp. Ltd.	536	16,080

Transportation Infrastructure - 1.4%
Airports of Thailand PCL, NVDR*	12,400	23,665
CCR SA	4,400	10,996
Grupo Aeroportuario del Pacifico SAB de CV, Class B	670	9,095
Grupo Aeroportuario del Sureste SAB de CV, Class B	210	3,961
Malaysia Airports Holdings Bhd.*	3,400	4,775
Taiwan High Speed Rail Corp.	8,000	7,815
Westports Holdings Bhd.	2,800	2,202

		62,509

Wireless Telecommunication Services - 2.1%
Advanced Info Service PCL, NVDR	1,400	7,645
Bharti Airtel Ltd.*	2,460	21,041
Etihad Etisalat Co.	1,382	13,908
Mobile Telecommunications Co. KSCP	8,032	15,847
Taiwan Mobile Co. Ltd.	6,000	20,340

Investments	Shares	Value ($)
Vodacom Group Ltd.	2,254	18,662

		97,443

TOTAL COMMON STOCKS (COST $4,979,686)		4,510,894

Total Investments - 98.6% (Cost $4,979,686)		4,510,894
Other assets less liabilities - 1.4%		62,769

Net Assets - 100.0%		4,573,663

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $3,124, which represents approximately 0.07% of net assets of the Fund.

(d)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Emerging Markets Core Index Fund (cont.)

Futures Contracts

FlexShares® ESG & Climate Emerging Markets Core Index Fund had the following open futures contract as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	1	09/16/2022	USD	$49,925	$298

Abbreviations:

USD — US Dollar

FlexShares® ESG & Climate Emerging Markets Core Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Brazil	5.0%
Chile	1.3
China	27.3
Colombia	0.4
Egypt	0.3
Greece	0.3
Hungary	0.6
India	12.9
Indonesia	0.8
Kuwait	0.3
Malaysia	1.1
Mexico	2.6
Philippines	0.2
Poland	0.9
Saudi Arabia	2.3
South Africa	6.4
South Korea	12.3
Taiwan	17.2
Thailand	4.1
Turkey	0.6
United Arab Emirates	1.7
Other[1]	1.4

100.0%

[1]	Includes any non-equity securities and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	98.6%
Others(1)	1.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.7%

Building Products - 0.3%
Steico SE	21,414	1,742,416
UFP Industries, Inc.(a)	192,726	17,771,264

		19,513,680

Chemicals - 17.2%
CF Industries Holdings, Inc.	1,320,530	126,097,410
Corteva, Inc.	4,111,488	236,616,134
Fertiglobe plc	8,647,687	11,277,391
FMC Corp.	738,783	82,078,791
ICL Group Ltd.	5,382,052	47,796,966
K+S AG (Registered)	1,516,825	31,876,057
Mosaic Co. (The)	2,287,729	120,471,809
Nutrien Ltd.(a)	4,632,562	396,317,514
PhosAgro PJSC‡(b)	308,581	—
PI Industries Ltd.	649,558	25,322,201
Qinghai Salt Lake Industry Co. Ltd., Class A*	3,212,100	13,845,423
SABIC Agri-Nutrients Co.	1,470,428	52,067,871
Scotts Miracle-Gro Co. (The)(a)	228,416	20,317,603
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	1,427,600	6,047,572
UPL Ltd.	4,443,405	41,546,247
Yara International ASA	1,192,046	50,678,139

		1,262,357,128

Equity Real Estate Investment Trusts (REITs) - 1.2%
Weyerhaeuser Co.	2,350,830	85,382,146
Weyerhaeuser Co.(a)	111,780	4,059,849

		89,441,995

Food Products - 11.5%
Archer-Daniels-Midland Co.	3,212,100	265,865,517
Bakkafrost P/F	403,297	28,012,820
Bunge Ltd.	828,008	76,449,979
Charoen Pokphand Indonesia Tbk. PT	57,460,900	21,694,322
IOI Corp. Bhd.	25,339,900	22,945,691
Kuala Lumpur Kepong Bhd.	4,282,800	21,094,029
Mowi ASA	3,640,380	83,671,315
Muyuan Foods Co. Ltd., Class A	3,212,100	28,415,537
New Hope Liuhe Co. Ltd., Class A*	2,855,200	6,738,360
PPB Group Bhd.	5,710,400	20,888,734
Salmar ASA	438,987	31,309,184
Tongwei Co. Ltd., Class A	2,498,300	19,953,916
Tyson Foods, Inc., Class A	1,680,999	147,944,722
Wilmar International Ltd.	23,912,300	69,511,495

		844,495,621

Industrial Conglomerates - 4.0%
International Holding Co. PJSC*	3,601,121	290,007,376

Metals & Mining - 26.3%
Agnico Eagle Mines Ltd.(a)	1,316,961	56,590,215
Alcoa Corp.(a)	442,556	22,521,675

Investments	Shares	Value ($)
Anglo American plc	3,818,830	137,090,460
AngloGold Ashanti Ltd.	1,245,581	18,403,262
Barrick Gold Corp.(a)	5,092,963	80,209,149
BHP Group Ltd.	12,195,273	329,161,443
Boliden AB	785,180	25,950,222
First Quantum Minerals Ltd.	1,609,619	29,394,845
Fortescue Metals Group Ltd.(a)	4,554,044	58,281,070
Franco-Nevada Corp.(a)	546,057	69,877,056
Freeport-McMoRan, Inc.	3,308,463	104,382,008
Glencore plc*	31,032,455	174,410,238
Gold Fields Ltd.	2,633,922	24,349,636
Grupo Mexico SAB de CV, Series B	8,922,500	35,321,014
Hindalco Industries Ltd.	4,443,405	23,267,804
Impala Platinum Holdings Ltd.	2,723,147	30,166,559
MMC Norilsk Nickel PJSC‡(b)	1,277,631	—
Newcrest Mining Ltd.(a)	2,666,043	35,905,041
Newmont Corp.(a)	330,240	14,953,267
Newmont Corp.	1,629,141	73,767,504
Norsk Hydro ASA	4,107,919	27,645,328
Rio Tinto plc	2,940,856	176,234,444
Royal Gold, Inc.(a)	157,036	16,452,662
Saudi Arabian Mining Co.*	2,512,576	37,594,987
Sibanye Stillwater Ltd.	8,394,288	20,417,095
South32 Ltd.	12,994,729	34,548,020
Sumitomo Metal Mining Co. Ltd.	816,100	25,731,728
Teck Resources Ltd., Class B(a)	1,259,857	37,018,470
Vale SA	11,777,700	158,038,991
Wheaton Precious Metals Corp.(a)	1,291,978	44,304,455
Zijin Mining Group Co. Ltd., Class A	4,639,700	6,149,813

		1,928,138,461

Multi-Utilities - 1.1%
Veolia Environnement SA(a)	3,144,289	78,132,030

Oil, Gas & Consumable Fuels - 30.1%
APA Corp.	328,348	12,204,695
BP plc	26,456,997	128,782,079
Cameco Corp.(a)	1,035,010	26,639,583
Canadian Natural Resources Ltd.	1,559,653	86,067,869
Cenovus Energy, Inc.(a)	1,648,878	31,398,621
Chevron Corp.	1,816,621	297,526,187
China Petroleum & Chemical Corp., Class H	35,690,000	16,822,252
ConocoPhillips	1,174,201	114,402,403
Coterra Energy, Inc.(a)	767,335	23,472,778
Devon Energy Corp.(a)	592,454	37,235,734
Diamondback Energy, Inc.	157,036	20,103,749
Eni SpA	3,433,378	41,015,887
Enviva, Inc.(a)	96,363	6,709,756
EOG Resources, Inc.	538,919	59,938,571
EQT Corp.	285,520	12,571,446
Equinor ASA(a)	1,516,825	57,895,880
Exxon Mobil Corp.	3,800,985	368,429,476
Gazprom PJSC‡(b)	15,937,700	—

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Shares	Value ($)
Hess Corp.(a)	256,968	28,901,191
Inpex Corp.	1,427,600	16,107,900
LUKOIL PJSC‡(b)	214,305	—
LUKOIL PJSC, ADR‡(b)	269,035	—
Marathon Oil Corp.	753,059	18,675,863
Novatek PJSC‡(b)	1,237,715	—
Occidental Petroleum Corp.(a)	870,836	57,257,467
Ovintiv, Inc.	231,985	11,852,114
Petroleo Brasileiro SA (Preference)	6,424,200	42,205,525
Pioneer Natural Resources Co.	217,709	51,586,147
Repsol SA(a)	1,809,483	22,371,102
Rosneft Oil Co. PJSC‡(b)	2,926,433	—
Santos Ltd.	3,940,176	20,071,020
Saudi Arabian Oil Co.(c)	3,140,720	33,196,641
Shell plc	10,350,100	274,445,850
Suncor Energy, Inc.	1,888,001	64,035,996
Tatneft PJSC‡(b)	2,021,036	—
TotalEnergies SE(a)	3,333,446	169,131,663
Tourmaline Oil Corp.(a)	421,142	26,369,238
Woodside Energy Group Ltd.(a)	1,145,650	25,565,910

		2,202,990,593

Paper & Forest Products - 3.6%
Canfor Corp.*(a)	246,261	5,237,142
Chengxin Lithium Group Co. Ltd., Class A	356,900	3,003,656
Dongwha Enterprise Co. Ltd.*	24,983	1,267,323
Interfor Corp.*(a)	246,261	6,077,007
Mondi plc	1,941,536	36,609,342
Stella-Jones, Inc.(a)	249,830	7,410,964
Stora Enso OYJ, Class R	2,455,472	37,706,054
Suzano SA	3,212,100	29,840,480
Svenska Cellulosa AB SCA, Class B	2,369,816	34,367,056
UPM-Kymmene OYJ	2,095,003	65,986,286
West Fraser Timber Co. Ltd.(a)	389,021	36,398,898

		263,904,208

Water Utilities - 4.4%
American States Water Co.(a)	135,622	11,822,170
American Water Works Co., Inc.	667,403	103,741,122
Beijing Enterprises Water Group Ltd.	21,414,000	6,492,480
California Water Service Group	192,570	11,569,606
California Water Service Group(a)	156	9,372
China Water Affairs Group Ltd.(a)	4,324,000	3,883,387
Cia de Saneamento Basico do Estado de Sao Paulo*	1,784,500	15,335,292
Cia de Saneamento de Minas Gerais-COPASA	1,070,700	2,471,773
Cia de Saneamento do Parana	1,427,600	5,075,374
Essential Utilities, Inc.(a)	849,422	44,118,979
Guangdong Investment Ltd.	14,276,000	13,912,457
Pennon Group plc(a)	1,291,978	15,784,969
Severn Trent plc	1,256,288	45,098,918
TTW PCL, NVDR	7,494,900	2,117,549
United Utilities Group plc	3,386,981	44,925,627

		326,359,075

TOTAL COMMON STOCKS (COST $6,316,736,156)		7,305,340,167

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 1.6%

CERTIFICATES OF DEPOSIT - 0.3%
Commonwealth Bank of Australia, New York (SOFR + 0.47%), 2.75%, 9/9/2022(e)	5,000,000	5,000,000
Mizuho Bank Ltd., New York (SOFR + 0.31%), 1.84%, 9/21/2022(e)	3,000,000	3,000,000
Royal Bank of Canada (US Federal Funds Effective Rate (continuous series) + 0.37%), 2.70%, 12/2/2022(e)	4,000,000	3,998,636
Skandinaviska Enskilda Banken AB, New York (SOFR + 0.36%), 1.89%, 10/26/2022(e)	2,000,000	1,999,802
Westpac Banking Corp., New York (SOFR + 0.44%), 2.72%, 9/19/2022(e)	3,000,000	3,000,000

TOTAL CERTIFICATES OF DEPOSIT (Cost $17,000,000)		16,998,438

REPURCHASE AGREEMENTS - 1.3%
BofA Securities, Inc., 2.77%, dated 7/31/2022, due 10/31/2022, repurchase price $8,056,631, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 11/15/2022 - 2/15/2041; total market value $8,146,695	8,000,000	8,000,000
CF Secured LLC, 2.24%, dated 7/31/2022, due 8/1/2022, repurchase price $40,002,489, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.50%, maturing 9/30/2022 - 5/15/2052; total market value $40,605,589	40,000,000	40,000,000
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $46,082,518, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $47,029,429	46,079,638	46,079,638

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TD Prime Services LLC, 2.40%, dated 7/31/2022, due 8/1/2022, repurchase price $2,000,133, collateralized by various Common Stocks; total market value $2,233,605	2,000,000	2,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $96,079,638)		96,079,638

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $113,079,638)		113,078,076

Total Investments - 101.3% (Cost $6,429,815,794)		7,418,418,243
Liabilities in excess of other assets - (1.3%)		(92,276,805)

Net Assets - 100.0%		7,326,141,438

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $386,271,798, collateralized in the form of cash with a value of $113,079,638 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $223,880,168 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $58,053,327 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $395,013,133.

(b)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $0, which represents approximately 0.00% of net assets of the Fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $113,078,076.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.
‡	Value determined using significant unobservable inputs.

Percentages shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company

PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Futures Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
FTSE 100 Index	32	09/16/2022	GBP	$2,872,857	$94,733
FTSE/JSE Top 40 Index	4	09/15/2022	ZAR	149,763	6,860
MSCI EAFE E-Mini Index	49	09/16/2022	USD	2,446,325	11,054
Russell 2000 E-Mini Index	12	09/16/2022	USD	1,131,180	101,838
S&P Midcap 400 E-Mini Index	13	09/16/2022	USD	3,268,720	302,815
S&P/TSX 60 Index	64	09/15/2022	CAD	11,857,494	247,440

					$764,740

Forward Foreign Currency Contracts

FlexShares® Morningstar Global Upstream Natural Resources Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For			Maturity Date	Unrealized Appreciation/ (Depreciation)
AUD	3,250,000	BNP Paribas SA	USD		2,252,312	09/21/2022	$17,400
CAD	7,734,539	BNP Paribas SA	USD		6,025,311	09/21/2022	9,905
CAD	3,310,000	JPMorgan Chase Bank NA	USD		2,550,297	09/21/2022	32,477
EUR	1,710,000	JPMorgan Chase Bank NA	USD		1,747,854	09/21/2022	2,058
GBP	1,640,000	JPMorgan Chase Bank NA	USD		1,970,450	09/21/2022	27,623
JPY	469,390,000	Toronto-Dominion Bank (The)	USD		3,472,899	09/21/2022	53,135
NOK	4,930,000	Bank of Montreal	USD		504,232	09/21/2022	6,282
NOK	27,730,000	Toronto-Dominion Bank (The)	USD		2,764,518	09/21/2022	106,991
SEK	9,750,000	Toronto-Dominion Bank (The)	USD		958,149	09/21/2022	379
SGD	3,310,000	Citibank NA	USD		2,382,493	09/21/2022	11,226
USD	3,723,225	Goldman Sachs & Co.	BRL	*	18,800,760	09/21/2022	158,140
USD	2,400,334	Bank of Montreal	EUR		2,260,000	09/21/2022	87,584
USD	3,998,151	Citibank NA	EUR		3,800,000	09/21/2022	109,458
USD	1,118,527	Bank of Montreal	GBP		910,000	09/21/2022	9,839
USD	8,379,944	Citibank NA	GBP		6,870,000	09/21/2022	9,966
USD	1,501,045	Citibank NA	HKD		11,754,345	09/21/2022	1,404
USD	275,725	Citibank NA	KRW	*	350,052,156	09/21/2022	6,053
USD	95,264	Goldman Sachs & Co.	MYR	*	420,000	09/21/2022	828
USD	657,883	BNP Paribas SA	SEK		6,650,827	09/21/2022	4,037

Total unrealized appreciation							$654,785

AUD	3,013,480	JPMorgan Chase Bank NA	USD		2,127,001	09/21/2022	$(22,468)
EUR	3,278,602	BNP Paribas SA	USD		3,451,686	09/21/2022	(96,560)
GBP	8,124,860	BNP Paribas SA	USD		9,921,956	09/21/2022	(23,135)
HKD	15,410,000	Toronto-Dominion Bank (The)	USD		1,967,521	09/21/2022	(1,485)
INR*	6,925,711	Citibank NA	USD		88,071	09/21/2022	(1,096)
MXN	2,080,000	Citibank NA	USD		102,547	09/21/2022	(1,359)
NZD	126,346	BNP Paribas SA	USD		79,395	09/21/2022	(189)
USD	696,371	JPMorgan Chase Bank NA	AUD		1,000,000	09/21/2022	(2,002)
USD	3,093,686	Toronto-Dominion Bank (The)	AUD		4,480,000	09/21/2022	(35,025)
USD	618,329	Bank of Montreal	CAD		800,000	09/21/2022	(5,906)
USD	6,223,402	Toronto-Dominion Bank (The)	CAD		8,100,000	09/21/2022	(96,981)
USD	164,104	BNP Paribas SA	CHF		161,534	09/21/2022	(6,175)
USD	1,813,830	Morgan Stanley	GBP		1,500,000	09/21/2022	(13,676)
USD	1,134,769	JPMorgan Chase Bank NA	JPY		153,520,000	09/21/2022	(18,465)
USD	2,763,562	UBS AG	JPY		368,249,584	09/21/2022	(2,711)
USD	2,955,114	JPMorgan Chase Bank NA	NOK		29,108,952	09/21/2022	(59,190)

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
USD	1,709,250	Citibank NA	SGD	2,370,085	09/21/2022	$(4,744)
ZAR	5,390,000	Citibank NA	USD	336,988	09/21/2022	(15,301)

Total unrealized depreciation						$(406,468)

Net unrealized appreciation						$248,317

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® Morningstar Global Upstream Natural Resources Index Fund (cont.)

FlexShares® Morningstar Global Upstream Natural Resources Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	6.9%
Brazil	3.5
Canada	13.7
China	1.7
Finland	1.4
France	3.4
Germany	0.5
India	1.2
Indonesia	0.3
Israel	0.6
Italy	0.6
Japan	0.6
Malaysia	0.9
Mexico	0.5
Norway	3.8
Saudi Arabia	1.7
Singapore	0.9
South Africa	1.3
South Korea	0.0	†
Spain	0.3
Sweden	0.8
Thailand	0.0	†
United Arab Emirates	4.1
United Kingdom	14.1
United States	37.0
Other[1]	0.2

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	99.7%
Securities Lending Reinvestments	1.6
Others(1)	(1.3)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® STOXX® Global Broad Infrastructure Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.0%

Air Freight & Logistics - 2.6%
bpost SA(a)	110,770	690,104
CTT-Correios de Portugal SA(a)	226,575	770,475
Deutsche Post AG (Registered)	1,543,731	61,231,141
Oesterreichische Post AG(a)	41,287	1,185,067
PostNL NV(a)	464,227	1,214,140
Royal Mail plc	1,104,679	3,801,635

		68,892,562

Commercial Services & Supplies - 4.6%
Ambipar Participacoes e Empreendimentos S/A	96,400	514,635
Befesa SA(b)	57,399	2,644,245
Biffa plc(b)	487,388	2,155,334
Casella Waste Systems, Inc., Class A*	23,161	1,874,883
China Everbright Environment Group Ltd.	5,035,000	2,681,092
Clean Harbors, Inc.*	22,220	2,168,450
Clean Harbors, Inc.*	1,948	190,105
Cleanaway Co. Ltd.	112,000	650,880
Cleanaway Waste Management Ltd.	3,297,925	6,282,527
CoreCivic, Inc., REIT*	57,399	618,187
Daiseki Co. Ltd.(a)	75,160	2,212,904
GEO Group, Inc. (The)*(a)	42,416	278,249
Insun ENT Co. Ltd.*	47,236	324,336
Koentec Co. Ltd.	44,344	287,070
Midac Holdings Co. Ltd.(a)	21,400	469,311
Renewi plc*	128,896	1,190,518
Republic Services, Inc.	91,723	12,718,311
Republic Services, Inc.	1,928	267,337
Shanghai Youngsun Investment Co. Ltd., Class B*‡(c)	57,800	—
Stericycle, Inc.*(a)	36,252	1,699,131
TRE Holdings Corp.	100,700	1,170,124
Waste Connections, Inc.	401,793	53,517,003
Waste Management, Inc.	184,410	30,346,510
Waste Management, Inc.	2,892	475,908

		124,737,050

Diversified Financial Services - 0.0%(d)
Metro Pacific Investments Corp.	14,098,000	943,617

Diversified Telecommunication Services - 12.9%
AT&T, Inc.(a)	358,050	6,724,179
AT&T, Inc.	2,865,357	53,811,405
BCE, Inc.(a)	656,564	33,152,293
BT Group plc(a)	5,031,979	9,907,686
Cellnex Telecom SA(b)	385,681	17,142,187
China Tower Corp. Ltd., Class H(b)	30,210,000	3,886,941
Deutsche Telekom AG (Registered)	2,516,493	47,485,324
Frontier Communications Parent, Inc.*	112,784	2,922,233
HKT Trust & HKT Ltd.(a)	2,641,000	3,700,812

Investments	Shares	Value ($)
Infrastrutture Wireless Italiane SpA(b)	275,918	2,880,919
Koninklijke KPN NV(a)	2,450,031	8,046,619
Liberty Global plc, Class C*(a)	136,952	3,134,831
Lumen Technologies, Inc.(a)	438,045	4,770,310
Nippon Telegraph & Telephone Corp.	1,711,900	48,763,212
Spark New Zealand Ltd.	1,306,079	4,176,782
Swisscom AG (Registered)	18,126	9,778,600
Vantage Towers AG	58,406	1,725,866
Verizon Communications, Inc.	58,804	2,716,157
Verizon Communications, Inc.	1,831,335	84,589,364

		349,315,720

Electric Utilities - 13.1%
American Electric Power Co., Inc.	213,504	21,042,954
American Electric Power Co., Inc.	18,106	1,784,527
Duke Energy Corp.	340,667	37,449,523
Duke Energy Corp.	6,748	741,808
Enel SpA	6,812,355	34,098,983
Eversource Energy	156,085	13,769,819
Exelon Corp.	8,676	403,347
Exelon Corp.	432,390	20,101,811
Iberdrola SA(a)	5,050,893	53,715,992
Iberdrola SA*(c)	138,182	1,469,559
NextEra Energy, Inc.	16,388	1,384,622
NextEra Energy, Inc.	867,758	73,316,874
Orsted A/S(b)	164,141	19,008,557
Southern Co. (The)	478,325	36,778,409
SSE plc(a)	945,573	20,343,807
Xcel Energy, Inc.	7,712	564,364
Xcel Energy, Inc.	237,996	17,416,547

		353,391,503

Energy Equipment & Services - 0.1%
Secure Energy Services, Inc.(a)	286,995	1,437,943

Equity Real Estate Investment Trusts (REITs) - 5.7%
American Tower Corp.	200,608	54,330,665
American Tower Corp.	4,820	1,305,401
Crown Castle International Corp.	190,538	34,422,595
Crown Castle International Corp.	4,820	870,781
Digital Realty Trust, Inc.(a)	128,896	17,072,275
Equinix, Inc.	40,550	28,536,657
Keppel DC REIT	805,600	1,205,866
SBA Communications Corp.	48,336	16,230,745

		153,974,985

Gas Utilities - 1.0%
APA Group(a)	888,174	7,220,295
Beijing Enterprises Holdings Ltd.	503,500	1,613,145
Enagas SA(a)	202,407	3,979,089
Keppel Infrastructure Trust	5,739,900	2,428,116
Petronas Gas Bhd.	402,800	1,551,284
Snam SpA	1,807,565	9,027,424

		25,819,353

Health Care Providers & Services - 3.4%
Acadia Healthcare Co., Inc.*	40,323	3,343,180
Acadia Healthcare Co., Inc.*(a)	964	79,925

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Apollo Hospitals Enterprise Ltd.	181,260	9,632,973
Bangkok Dusit Medical Services PCL, NVDR	17,723,200	12,879,533
Bumrungrad Hospital PCL, NVDR	805,600	3,983,135
Encompass Health Corp.	41,287	2,089,948
HCA Healthcare, Inc.	101,707	21,604,601
IHH Healthcare Bhd.	3,725,900	5,349,624
Life Healthcare Group Holdings Ltd.	2,098,588	2,475,315
Mediclinic International plc*(a)	521,626	3,078,618
Ramsay Health Care Ltd.	291,023	14,255,925
Rede D’Or Sao Luiz SA(b)	906,300	5,647,321
Select Medical Holdings Corp.(a)	55,385	1,640,504
Tenet Healthcare Corp.*	47,415	3,135,080
Tenet Healthcare Corp.*	1,928	127,479
Universal Health Services, Inc., Class B	25,175	2,831,432

		92,154,593

Independent Power and Renewable Electricity Producers - 0.9%
RWE AG	602,186	24,671,282

IT Services - 0.2%
Fastly, Inc., Class A*	28,196	320,588
NEXTDC Ltd.*(a)	295,051	2,425,344
Switch, Inc., Class A	68,476	2,315,174

		5,061,106

Media - 4.6%
Cable One, Inc.(a)	2,353	3,239,328
Charter Communications, Inc., Class A*	55,385	23,931,858
Comcast Corp., Class A	1,915,612	71,873,762
Comcast Corp., Class A	98,388	3,691,518
DISH Network Corp., Class A*(a)	104,728	1,819,125
Liberty Broadband Corp., Class C*	60,420	6,581,551
Shaw Communications, Inc., Class B	343,387	9,283,120
Sirius XM Holdings, Inc.(a)	471,276	3,148,124

		123,568,386

Multi-Utilities - 7.6%
Consolidated Edison, Inc.	160,113	15,894,418
Dominion Energy, Inc.	357,872	29,338,347
Dominion Energy, Inc.	8,676	711,258
E.ON SE	1,850,866	16,551,056
Engie SA	1,636,375	20,122,469
National Grid plc	3,215,351	44,272,887
Public Service Enterprise Group, Inc.	223,726	14,692,086
Public Service Enterprise Group, Inc.	3,856	253,224
Sempra Energy	139,973	23,207,523
Veolia Environnement SA(a)	1,035,196	25,723,451
WEC Energy Group, Inc.	138,966	14,426,060

		205,192,779

Oil, Gas & Consumable Fuels - 7.9%
Antero Midstream Corp.(a)	163,134	1,641,128
DT Midstream, Inc.	40,280	2,216,608
Enbridge, Inc.	1,793,467	80,495,015
Equitrans Midstream Corp.	176,225	1,383,366
Keyera Corp.(a)	194,351	5,034,151

Investments	Shares	Value ($)
Kinder Morgan, Inc.	889,206	15,996,816
Kinder Morgan, Inc.(a)	23,136	416,217
Koninklijke Vopak NV(a)	47,329	1,092,102
ONEOK, Inc.	198,551	11,861,437
ONEOK, Inc.	3,856	230,358
Pembina Pipeline Corp.(a)	491,416	18,750,012
Plains GP Holdings LP, Class A*(a)	101,707	1,138,101
Targa Resources Corp.	100,700	6,959,377
TC Energy Corp.(a)	865,013	46,087,671
Transneft PJSC (Preference)‡(c)	1,473	—
Williams Cos., Inc. (The)	536,240	18,280,422
Williams Cos., Inc. (The)	11,568	394,353

		211,977,134

Road & Rail - 18.9%
Aurizon Holdings Ltd.	2,906,202	8,152,350
Canadian National Railway Co.	1,078,497	136,547,055
Canadian Pacific Railway Ltd.(a)	1,348,055	106,226,334
Canadian Pacific Railway Ltd.	104,040	8,205,599
Central Japan Railway Co.	320,900	37,408,320
CSX Corp.	968,734	31,319,170
East Japan Railway Co.(a)	587,400	30,501,728
Keisei Electric Railway Co. Ltd.	268,300	7,287,161
Kyushu Railway Co.	231,300	4,814,640
MTR Corp. Ltd.	2,453,000	12,968,254
Norfolk Southern Corp.	106,742	26,810,388
Odakyu Electric Railway Co. Ltd.(a)	580,400	8,251,104
Rumo SA	1,913,300	6,456,129
Tobu Railway Co. Ltd.	326,700	7,700,000
Union Pacific Corp.	280,953	63,860,617
West Japan Railway Co.	379,900	13,848,656

		510,357,505

Transportation Infrastructure - 7.6%
Adani Ports & Special Economic Zone Ltd.	1,332,261	12,836,635
Aena SME SA*(a)(b)	115,805	14,523,910
Aeroports de Paris*(a)	45,315	6,219,252
Airports of Thailand PCL, NVDR*	6,746,900	12,876,113
Atlantia SpA	794,523	18,284,755
Atlas Arteria Ltd.	1,505,465	8,141,479
Auckland International Airport Ltd.*	1,929,412	9,025,390
Bangkok Expressway & Metro PCL, NVDR	13,695,200	3,236,844
CCR SA	1,711,900	4,278,062
China Merchants Port Holdings Co. Ltd.	2,118,281	3,416,278
COSCO SHIPPING Ports Ltd.	2,367,457	1,767,322
Flughafen Zurich AG (Registered)*	30,210	5,002,223
Getlink SE	625,347	12,453,013
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	558,885	7,587,034
Grupo Aeroportuario del Sureste SAB de CV, Class B	292,030	5,507,700
International Container Terminal Services, Inc.	2,759,180	9,719,441
Japan Airport Terminal Co. Ltd.*	144,700	5,640,756

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Investments	Shares	Value ($)
Jiangsu Expressway Co. Ltd., Class H	2,014,000	1,757,462
Promotora y Operadora de Infraestructura SAB de CV	397,765	2,872,590
Qube Holdings Ltd.	2,678,620	5,158,829
Santos Brasil Participacoes SA	906,300	1,136,787
Shenzhen International Holdings Ltd.	2,014,679	1,855,581
Transurban Group	4,806,411	48,665,286
Westports Holdings Bhd.	1,208,400	950,320
Westshore Terminals Investment Corp.(a)	60,420	1,599,915

		204,512,977

Water Utilities - 2.6%
Aguas Andinas SA, Class A	3,267,715	658,762
American States Water Co.	14,098	1,228,923
American Water Works Co., Inc.	82,574	12,835,303
Beijing Enterprises Water Group Ltd.	8,056,000	2,442,487
California Water Service Group	21,147	1,270,512
Cia de Saneamento Basico do Estado de Sao Paulo*	503,500	4,326,881
Cia de Saneamento de Minas Gerais-COPASA	201,400	464,944
Cia de Saneamento do Parana (Preference)	1,711,900	1,235,006
Essential Utilities, Inc.	107,749	5,596,483
Guangdong Investment Ltd.	4,544,000	4,428,286
Middlesex Water Co.	8,056	766,206
Pennon Group plc	428,982	5,241,163
Severn Trent plc	399,779	14,351,486
SJW Group	11,077	727,316
TTW PCL, NVDR	1,510,500	426,765
United Utilities Group plc	1,074,469	14,251,982

		70,252,505

Wireless Telecommunication Services - 5.3%
KDDI Corp.	1,208,400	38,806,231
SoftBank Group Corp.	854,800	35,848,515
T-Mobile US, Inc.*	270,883	38,752,522
Vodafone Group plc	21,083,559	30,993,152

		144,400,420

TOTAL COMMON STOCKS (Cost $2,496,387,541)		2,670,661,420

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 2.2%

REPURCHASE AGREEMENTS - 2.2%
BofA Securities, Inc., 2.77%, dated 7/31/2022, due 10/31/2022, repurchase price $2,014,158, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 11/15/2022 - 2/15/2041; total market value $2,036,674	2,000,000	2,000,000

Investments	Principal Amount ($)	Value ($)
CF Secured LLC, 2.24%, dated 7/31/2022, due 8/1/2022, repurchase price $200,012, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.50%, maturing 9/30/2022 - 5/15/2052; total market value $203,028	200,000	200,000
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $48,085,780, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $49,073,854	48,082,775	48,082,775
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $10,003,222, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $10,192,569	10,000,000	10,000,000

		60,282,775

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $60,282,775)		60,282,775

Total Investments - 101.2% (Cost $2,556,670,316)		2,730,944,195
Liabilities in excess of other assets - (1.2%)		(31,402,347)

Net Assets - 100.0%		2,699,541,848

*	Non-income producing security.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $214,614,224, collateralized in the form of cash with a value of $60,282,775 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $87,315,619 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 11, 2022 – May 15, 2052 and $77,517,152 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $225,115,546.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $1,469,559, which represents approximately 0.05% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $60,282,775.

Percentages shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	6	09/16/2022	EUR	$226,484	$11,267
FTSE 100 Index	61	09/16/2022	GBP	5,476,385	157,967
S&P 500 E-Mini Index	36	09/16/2022	USD	7,440,300	556,526
S&P/TSX 60 Index	55	09/15/2022	CAD	10,190,034	191,529
SPI 200 Index	24	09/15/2022	AUD	2,872,145	31,208
TOPIX Index	20	09/08/2022	JPY	2,899,364	41,668

					$990,165

Forward Foreign Currency Contracts

FlexShares® STOXX® Global Broad Infrastructure Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	3,445,816	BNP Paribas SA	USD	2,684,337	09/21/2022	$4,413
USD	256,102	JPMorgan Chase Bank NA	AUD	362,839	09/21/2022	2,705
USD	1,063,961	BNP Paribas SA	GBP	871,253	09/21/2022	2,481
USD	841,654	Citibank NA	GBP	690,000	09/21/2022	1,001
USD	1,169,794	Citibank NA	HKD	9,160,399	09/21/2022	1,094

Total unrealized appreciation						$11,694

EUR	850,130	BNP Paribas SA	USD	895,010	09/21/2022	$(25,038)
USD	994,640	Toronto-Dominion Bank (The)	CAD	1,300,000	09/21/2022	(19,742)
USD	135,116	BNP Paribas SA	CHF	133,000	09/21/2022	(5,085)
USD	507,712	UBS AG	JPY	67,653,561	09/21/2022	(498)

Total unrealized depreciation						$(50,363)

Net unrealized depreciation						$(38,669)

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
USD — US Dollar

FlexShares® STOXX® Global Broad Infrastructure Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	3.7%
Austria	0.1
Belgium	0.0	†
Brazil	0.9
Canada	18.2
Chile	0.0	†
China	0.8
Denmark	0.7
France	2.4
Germany	5.7
Hong Kong	0.7
India	0.8
Italy	2.4
Japan	9.0
Malaysia	0.3
Mexico	0.6
Netherlands	0.4
New Zealand	0.5
Philippines	0.4
Portugal	0.0	†
Singapore	0.1
South Africa	0.1
South Korea	0.0	†
Spain	3.4
Switzerland	0.6
Taiwan	0.0	†
Thailand	1.2
United Kingdom	5.6
United States	40.4
Other[1]	1.0

	100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® STOXX® Global Broad Infrastructure Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	99%
Securities Lending Reinvestments	2.2
Others(1)	(1.2)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Global Quality Real Estate Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.5%

Commercial Services & Supplies - 0.1%
GEO Group, Inc. (The)*(a)	89,174	584,982

Equity Real Estate Investment Trusts (REITs) - 80.0%
Abacus Property Group(a)	460,248	941,002
Acadia Realty Trust	52,324	896,310
AEON REIT Investment Corp.(a)	931	1,087,386
Alexander & Baldwin, Inc.	45,720	910,285
American Campus Communities, Inc.	57,023	3,724,742
American Tower Corp.	46,609	12,623,115
Apartment Income REIT Corp.	82,550	3,742,817
Apple Hospitality REIT, Inc.	116,967	1,951,010
ARGAN SA	1,953	198,341
Argosy Property Ltd.	141,478	115,771
AvalonBay Communities, Inc.	72,771	15,568,628
Befimmo SA	20,363	984,172
Big Yellow Group plc(a)	88,265	1,530,588
Brixmor Property Group, Inc.	152,654	3,538,520
BWP Trust(a)	353,635	1,056,161
Canadian Apartment Properties REIT(a)	43,053	1,629,922
Centuria Industrial REIT	380,238	838,443
Charter Hall Group	131,572	1,169,671
Charter Hall Long Wale REIT	306,197	972,172
Cousins Properties, Inc.	76,581	2,362,524
Covivio	27,940	1,756,348
Crown Castle International Corp.	32,385	5,850,674
CT REIT(a)	66,294	879,540
Dexus	437,896	2,908,968
Diversified Healthcare Trust	378,968	655,615
Dream Industrial REIT(a)	83,820	825,542
Dream Office REIT(a)	42,291	674,293
Duke Realty Corp.	198,882	12,442,058
Empire State Realty Trust, Inc., Class A(a)	117,124	999,068
EPR Properties(a)	39,116	2,104,832
Equinix, Inc.	3,937	2,770,624
Equity Residential	186,563	14,624,674
Essex Property Trust, Inc.	34,163	9,788,724
Extra Space Storage, Inc.	39,370	7,461,402
First Capital REIT(a)	76,662	933,334
First Industrial Realty Trust, Inc.	66,929	3,476,962
Frasers Logistics & Commercial Trust(b)	1,382,300	1,439,375
Frontier Real Estate Investment Corp.	254	1,031,964
Fukuoka REIT Corp.(a)	762	985,212
Goodman Group	297,434	4,296,274
Goodman Property Trust	764,667	1,045,276
GPT Group (The)	982,218	3,118,532
Granite REIT(a)	16,764	1,056,851

Investments	Shares	Value ($)
Growthpoint Properties Australia Ltd.	309,499	812,041
H&R REIT(a)	86,741	913,206
Healthcare Realty Trust, Inc.	192,405	5,050,631
Healthpeak Properties, Inc.	281,305	7,772,457
Highwoods Properties, Inc.	53,340	1,897,304
Host Hotels & Resorts, Inc.	371,983	6,625,017
Ichigo Office REIT Investment Corp.	665	425,918
Independence Realty Trust, Inc.	55,880	1,240,536
InterRent REIT	44,831	468,830
InvenTrust Properties Corp.(a)	39,243	1,125,097
Japan Excellent, Inc.	508	481,203
Japan Logistics Fund, Inc.(a)	440	1,053,498
Kenedix Office Investment Corp.	230	1,230,453
Killam Apartment REIT(a)	55,880	784,548
Kimco Realty Corp.	306,578	6,778,440
Lamar Advertising Co., Class A	41,275	4,171,251
LondonMetric Property plc	485,938	1,480,710
LXP Industrial Trust(a)	150,930	1,655,702
Merlin Properties Socimi SA	188,214	2,009,323
Mid-America Apartment Communities, Inc.(a)	60,452	11,227,750
Montea NV	9,227	930,482
Mori Trust Sogo Reit, Inc.(a)	889	979,131
National Storage REIT	614,553	1,059,223
NIPPON REIT Investment Corp.	332	931,538
NorthWest Healthcare Properties REIT(a)	95,695	982,081
NSI NV	4,953	160,095
NTT UD REIT Investment Corp.	889	1,014,385
Paramount Group, Inc.	114,196	896,439
Parkway Life REIT	294,600	1,020,417
Phillips Edison & Co., Inc.(a)	60,579	2,062,109
Piedmont Office Realty Trust, Inc., Class A	73,202	1,007,260
PotlatchDeltic Corp.	34,036	1,668,785
Precinct Properties New Zealand Ltd.	1,101,979	981,214
Prologis, Inc.	223,266	29,596,141
Public Storage	64,389	21,017,213
Rayonier, Inc.	75,946	2,866,961
Regency Centers Corp.	80,137	5,163,227
Retail Opportunity Investments Corp.	60,071	1,048,840
RioCan REIT(a)	80,264	1,287,256
RPT Realty	72,136	784,118
Safestore Holdings plc	106,807	1,481,697
Saul Centers, Inc.(a)	19,558	1,022,492
Segro plc	297,688	3,966,709
Shopping Centres Australasia Property Group	610,616	1,261,220
SITE Centers Corp.	90,238	1,318,377
SL Green Realty Corp.(a)	34,799	1,727,769
Starhill Global REIT	2,142,700	921,908
Summit Industrial Income REIT(a)	66,421	965,718

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Investments	Shares	Value ($)
Sunstone Hotel Investors, Inc.*	112,903	1,279,191
Tritax Big Box REIT plc	951,611	2,283,606
UK Commercial Property REIT Ltd.	879,221	821,702
Urban Edge Properties	62,357	1,024,526
Washington REIT	49,149	1,089,633
Waypoint REIT Ltd.	559,562	1,023,011
Weyerhaeuser Co.	389,255	14,137,742
WP Carey, Inc.	97,155	8,675,942

		312,629,795

Household Durables - 0.4%
Bonava AB, Class B	98,171	365,139
Iida Group Holdings Co. Ltd.(a)	79,800	1,298,056

		1,663,195

Real Estate Management & Development - 17.0%
Airport City Ltd.*	54,991	1,044,952
Alony Hetz Properties & Investments Ltd.	81,407	1,167,766
Anywhere Real Estate, Inc.*(a)	70,866	703,699
Bukit Sembawang Estates Ltd.	39,900	144,262
CA Immobilien Anlagen AG(a)	27,950	907,700
CK Asset Holdings Ltd.	1,055,500	7,455,824
Daito Trust Construction Co. Ltd.	34,900	3,287,624
Dios Fastigheter AB	92,900	728,974
DREAM Unlimited Corp., Class A(a)	28,067	722,840
Entra ASA(b)	50,419	703,024
Fabege AB	134,493	1,369,975
Gav-Yam Lands Corp. Ltd.	17,780	168,643
Grand City Properties SA(a)	60,452	820,427
Heiwa Real Estate Co. Ltd.(a)	31,100	930,789
Henderson Land Development Co. Ltd.	770,000	2,677,868
Intershop Holding AG(a)	1,397	938,765
Kennedy-Wilson Holdings, Inc.	66,675	1,377,505
Kerry Properties Ltd.	379,000	911,543
Kojamo OYJ(a)	62,103	1,104,359
Kowloon Development Co. Ltd.	68,000	82,814
LEG Immobilien SE	37,846	3,420,589
Mitsubishi Estate Co. Ltd.	190,500	2,816,521
Nomura Real Estate Holdings, Inc.	62,500	1,505,799
PSP Swiss Property AG (Registered)	23,495	2,802,428
Shurgard Self Storage SA	20,193	1,035,667
Sino Land Co. Ltd.	1,814,000	2,694,460
Sirius Real Estate Ltd.	682,516	793,179
Sumitomo Realty & Development Co. Ltd.	160,400	4,391,348
Sun Hung Kai Properties Ltd.	679,500	8,115,151
Swiss Prime Site AG (Registered)	40,513	3,681,646
TAG Immobilien AG	89,159	981,838
Tokyo Tatemono Co. Ltd.	100,500	1,469,338
Tricon Residential, Inc.	113,411	1,232,045
UOL Group Ltd.	241,300	1,301,683
VGP NV	4,699	821,235
Wihlborgs Fastigheter AB(a)	140,716	1,188,374
Wing Tai Holdings Ltd.	76,200	93,122

Investments	Shares	Value ($)
Yanlord Land Group Ltd.	1,024,700	763,208

		66,356,984

TOTAL COMMON STOCKS (COST $373,829,993)		381,234,956

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 2.3%
REPURCHASE AGREEMENTS - 2.3%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $7,943,622, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $8,106,849	7,943,126	7,943,126
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $1,000,322, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $1,019,257	1,000,000	1,000,000

		8,943,126

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $8,943,126)		8,943,126

Total Investments - 99.8% (Cost $382,773,119)		390,178,082
Other assets less liabilities - 0.2%		651,430

Net Assets - 100.0%		390,829,512

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $38,522,394, collateralized in the form of cash with a value of $8,943,126 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $26,164,328 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 11, 2022 – May 15, 2052 and $4,451,685 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $39,559,139.

(b)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $8,943,126.

Percentages shown are based on Net Assets.

Abbreviations

OYJ	Public Limited Company

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

Futures Contracts

FlexShares® Global Quality Real Estate Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
EURO STOXX 50 Index	8	09/16/2022	EUR	$301,980	$12,268
S&P Midcap 400 E-Mini Index	25	09/16/2022	USD	6,286,000	380,959
SPI 200 Index	22	09/15/2022	AUD	2,632,799	69,403

					$462,630

Forward Foreign Currency Contracts

FlexShares® Global Quality Real Estate Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	466,702	BNP Paribas SA	USD	363,567	09/21/2022	$598
CHF	10,699	BNP Paribas SA	USD	10,869	09/21/2022	409
JPY	50,400,000	Toronto-Dominion Bank (The)	USD	366,583	09/21/2022	12,019
USD	419,983	BNP Paribas SA	EUR	398,923	09/21/2022	11,749
USD	75,871	Citibank NA	HKD	594,132	09/21/2022	71
USD	317,984	JPMorgan Chase Bank NA	HKD	2,490,000	09/21/2022	305
USD	33,119	Citibank NA	ILS	111,846	09/21/2022	212

Total unrealized appreciation						$25,363

AUD	345,641	JPMorgan Chase Bank NA	USD	243,963	09/21/2022	$(2,577)
GBP	96,255	BNP Paribas SA	USD	117,545	09/21/2022	(274)
HKD	4,350,000	Toronto-Dominion Bank (The)	USD	555,129	09/21/2022	(148)
NZD	63,030	BNP Paribas SA	USD	39,608	09/21/2022	(94)
SEK	795,966	BNP Paribas SA	USD	78,735	09/21/2022	(483)
USD	262,534	Toronto-Dominion Bank (The)	AUD	380,000	09/21/2022	(2,847)
USD	145,371	Toronto-Dominion Bank (The)	CAD	190,000	09/21/2022	(2,886)
USD	174,602	Toronto-Dominion Bank (The)	JPY	23,480,000	09/21/2022	(1,779)
USD	359,440	UBS AG	JPY	47,896,084	09/21/2022	(352)
USD	31,955	JPMorgan Chase Bank NA	NOK	314,773	09/21/2022	(640)
USD	45,358	Citibank NA	SGD	62,894	09/21/2022	(126)

Total unrealized depreciation						$(12,206)

Net unrealized appreciation						$13,157

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
ILS — Israeli Shekel
JPY — Japanese Yen
NOK — Norwegian Krone
NZD — New Zealand Dollar
SEK — Swedish Krona
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® Global Quality Real Estate Index Fund (cont.)

FlexShares® Global Quality Real Estate Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	5.0%
Austria	0.2
Belgium	1.0
Canada	3.4
Finland	0.3
France	0.5
Germany	1.3
Hong Kong	5.6
Israel	0.6
Japan	6.4
Netherlands	0.0 †
New Zealand	0.5
Norway	0.2
Singapore	1.5
Spain	0.5
Sweden	0.9
Switzerland	1.9
United Kingdom	3.2
United States	64.5
Other[1]	2.5

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.5%
Securities Lending Reinvestments	2.3
Others(1)	0.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Real Assets Allocation Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 100.0%

FlexShares® Global Quality Real Estate Index Fund(a)	133,209	8,210,350
FlexShares® Global Upstream Natural Resources Index Fund(a)	178,883	7,368,191
FlexShares® STOXX® Global Broad Infrastructure Index Fund(a)	315,290	16,965,755

TOTAL EXCHANGE TRADED FUNDS (COST $34,820,787)		32,544,296

Total Investments - 100.0% (Cost $34,820,787)		32,544,296
Other assets less liabilities - 0.0%(b)		8,357

Net Assets - 100.0%		32,552,653

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)	Represents less than 0.05% of Net Assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Real Assets Allocation Index Fund (cont.)

The underlying index of the FlexShares® Real Assets Allocation Index Fund is comprised of securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares July 31, 2022	Value July 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized Gain/(Loss)
FlexShares® Global Quality Real Estate Index Fund	$8,892,328	$6,984,266	$5,749,042	133,209	$8,210,350	$(1,362,801)	$187,872	$(554,401)
FlexShares® Global Upstream Natural Resources Index Fund	6,247,673	5,686,155	4,806,034	178,883	7,368,191	(627,550)	270,552	867,947
FlexShares® STOXX® Global Broad Infrastructure Index Fund	15,150,662	13,264,982	9,750,880	315,290	16,965,755	(1,447,469)	371,499	(251,540)

	$30,290,663	$25,935,403	$20,305,956	627,382	$32,544,296	$(3,437,820)	$829,923	$62,006

Security Type	% of Net Assets
Exchange Traded Funds	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 99.1%

Aerospace & Defense - 0.6%
Lockheed Martin Corp.	24,254	10,036,548

Air Freight & Logistics - 1.9%
United Parcel Service, Inc., Class B	152,018	29,626,788

Banks - 6.2%
Bank of America Corp.	431,206	14,579,075
Comerica, Inc.(a)	111,202	8,648,180
Cullen/Frost Bankers, Inc.	68,025	8,870,460
JPMorgan Chase & Co.	382,703	44,148,618
Prosperity Bancshares, Inc.(a)	117,117	8,677,198
US Bancorp	296,344	13,987,437

		98,910,968

Beverages - 0.3%
Coca-Cola Co. (The)	43,182	2,770,989
PepsiCo, Inc.	9,464	1,655,821

		4,426,810

Biotechnology - 3.4%
AbbVie, Inc.	72,757	10,441,357
Amgen, Inc.	115,345	28,544,427
Gilead Sciences, Inc.	263,809	15,762,588

		54,748,372

Building Products - 0.4%
A O Smith Corp.	111,202	7,035,750

Capital Markets - 0.5%
Janus Henderson Group plc(a)	297,527	7,667,271

Chemicals - 1.8%
Dow, Inc.	156,750	8,340,668
Eastman Chemical Co.(a)	70,980	6,809,111
LyondellBasell Industries NV, Class A	83,404	7,432,964
Olin Corp.	131,907	6,894,779

		29,477,522

Commercial Services & Supplies - 0.7%
Cintas Corp.	6,509	2,769,514
Rollins, Inc.(a)	218,266	8,418,520

		11,188,034

Communications Equipment - 2.5%
Cisco Systems, Inc.	886,067	40,200,860

Consumer Finance - 1.9%
Ally Financial, Inc.(a)	218,855	7,237,535
Discover Financial Services	79,261	8,005,361
OneMain Holdings, Inc.(a)	158,522	5,897,019
Synchrony Financial	263,809	8,832,325

		29,972,240

Investments	Shares	Value ($)
Containers & Packaging - 0.4%
International Paper Co.(a)	146,692	6,274,017

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	457,821	8,597,878
Lumen Technologies, Inc.(a)	736,420	8,019,614
Verizon Communications, Inc.	11,830	546,428

		17,163,920

Electric Utilities - 1.5%
Evergy, Inc.(a)	128,358	8,761,717
Southern Co. (The)	201,704	15,509,021

		24,270,738

Entertainment - 0.3%
Activision Blizzard, Inc.	68,614	5,485,689

Equity Real Estate Investment Trusts (REITs) - 5.5%
Apartment Income REIT Corp.	188,097	8,528,318
AvalonBay Communities, Inc.(a)	45,548	9,744,539
Equity Residential	115,345	9,041,895
Healthpeak Properties, Inc.(a)	286,880	7,926,494
Highwoods Properties, Inc.(a)	202,887	7,216,691
Lamar Advertising Co., Class A(a)	60,927	6,157,283
Prologis, Inc.	57,967	7,684,105
Public Storage	31,941	10,425,862
Regency Centers Corp.	125,992	8,117,665
SL Green Realty Corp.(a)	110,019	5,462,443
Weyerhaeuser Co.	238,966	8,679,245

		88,984,540

Food & Staples Retailing - 0.0%(b)
Costco Wholesale Corp.(a)	594	321,532

Health Care Equipment & Supplies - 1.4%
Abbott Laboratories	212,940	23,176,390

Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	154,973	9,230,192
McKesson Corp.	32,535	11,113,305
UnitedHealth Group, Inc.	23,071	12,512,326

		32,855,823

Hotels, Restaurants & Leisure - 0.3%
Domino’s Pizza, Inc.	4,143	1,624,512
International Game Technology plc(a)	134,273	2,544,473

		4,168,985

Household Products - 3.4%
Colgate-Palmolive Co.	35,490	2,794,483
Procter & Gamble Co. (The)	376,194	52,257,108

		55,051,591

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)(a)	193,423	4,297,859

Industrial Conglomerates - 1.1%
3M Co.	121,849	17,453,651

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Insurance - 3.4%
Aflac, Inc.	167,986	9,625,598
Allstate Corp. (The)	74,529	8,717,657
Lincoln National Corp.	155,567	7,986,810
MetLife, Inc.	156,750	9,914,438
Principal Financial Group, Inc.(a)	122,443	8,196,334
Prudential Financial, Inc.(a)	89,908	8,989,901
Travelers Cos., Inc. (The)	8,875	1,408,462

		54,839,200

Internet & Direct Marketing Retail - 0.2%
eBay, Inc.	57,378	2,790,292

IT Services - 4.5%
Accenture plc, Class A	63,882	19,564,501
International Business Machines Corp.(a)	170,352	22,280,338
Mastercard, Inc., Class A	14,196	5,022,403
Paychex, Inc.(a)	81,038	10,395,555
Visa, Inc., Class A(a)	32,535	6,900,999
Western Union Co. (The)(a)	480,298	8,174,672

		72,338,468

Machinery - 1.3%
Illinois Tool Works, Inc.	60,333	12,534,784
Snap-on, Inc.(a)	39,039	8,746,688

		21,281,472

Media - 3.9%
Comcast Corp., Class A(a)	645,918	24,234,843
Interpublic Group of Cos., Inc. (The)(a)	270,318	8,074,399
New York Times Co. (The), Class A(a)	53,829	1,719,837
Nexstar Media Group, Inc., Class A(a)	47,914	9,025,560
Omnicom Group, Inc.	28,986	2,024,382
Sirius XM Holdings, Inc.(a)	1,357,495	9,068,067
TEGNA, Inc.	386,841	8,100,450

		62,247,538

Metals & Mining - 1.2%
Freeport-McMoRan, Inc.	282,737	8,920,352
Nucor Corp.(a)	69,797	9,478,433

		18,398,785

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.(a)	690,283	8,704,469
Annaly Capital Management, Inc.	308,174	2,120,237

		10,824,706

Multiline Retail - 1.0%
Kohl’s Corp.(a)	82,221	2,395,920
Macy’s, Inc.	430,612	7,600,302
Target Corp.	39,633	6,475,239

		16,471,461

Multi-Utilities - 1.1%
Public Service Enterprise Group, Inc.	138,411	9,089,450
WEC Energy Group, Inc.	84,587	8,780,977

		17,870,427

Oil, Gas & Consumable Fuels - 3.2%
Chevron Corp.	33,718	5,522,334

Investments	Shares	Value ($)
Devon Energy Corp.	140,777	8,847,834
Exxon Mobil Corp.	90,502	8,772,359
Marathon Oil Corp.(a)	330,057	8,185,414
PDC Energy, Inc.(a)	127,764	8,392,817
Pioneer Natural Resources Co.(a)	11,830	2,803,118
Targa Resources Corp.(a)	122,443	8,462,036

		50,985,912

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.(a)	123,032	7,828,526
Sylvamo Corp.	1	25

		7,828,551

Pharmaceuticals - 7.2%
Eli Lilly & Co.	115,345	38,028,093
Johnson & Johnson	315,861	55,124,061
Merck & Co., Inc.	20,111	1,796,717
Pfizer, Inc.	412,278	20,824,162

		115,773,033

Professional Services - 0.4%
Robert Half International, Inc.	74,529	5,898,225

Road & Rail - 2.1%
Old Dominion Freight Line, Inc.(a)	28,392	8,617,256
Union Pacific Corp.	112,979	25,680,127

		34,297,383

Semiconductors & Semiconductor Equipment - 5.2%
Broadcom, Inc.	78,078	41,809,208
NVIDIA Corp.	57,967	10,528,546
Texas Instruments, Inc.	175,678	31,427,037

		83,764,791

Software - 5.6%
Microsoft Corp.	269,135	75,556,960
NortonLifeLock, Inc.(a)	325,919	7,994,793
Oracle Corp.	72,163	5,617,168

		89,168,921

Specialty Retail - 4.7%
Bath & Body Works, Inc.(a)	76,306	2,711,915
Best Buy Co., Inc.(a)	114,751	8,834,679
Dick’s Sporting Goods, Inc.(a)	68,025	6,366,460
Home Depot, Inc. (The)	92,274	27,768,938
Lowe’s Cos., Inc.	99,966	19,146,488
Williams-Sonoma, Inc.(a)	75,123	10,849,264

		75,677,744

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	916,236	148,897,512
Seagate Technology Holdings plc	86,359	6,906,993

		155,804,505

Textiles, Apparel & Luxury Goods - 1.6%
NIKE, Inc., Class B	86,359	9,924,376
Ralph Lauren Corp.(a)	69,208	6,825,985
Tapestry, Inc.	260,854	8,772,520

		25,522,881

Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	384,475	8,600,706

Tobacco - 3.0%
Altria Group, Inc.	387,435	16,992,899

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Philip Morris International, Inc.	327,691	31,835,181

		48,828,080

Trading Companies & Distributors - 0.5%
Fastenal Co.	165,620	8,506,243

TOTAL COMMON STOCKS (COST $1,376,435,333)		1,590,515,222

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 8.9%

CERTIFICATES OF DEPOSIT - 0.6%
Commonwealth Bank of Australia, New York (SOFR + 0.47%), 2.75%, 9/9/2022(d) 2,000,000		2,000,000
Mitsubishi UFJ Trust & Banking Corp., New York (SOFR + 0.35%), 2.63%, 8/4/2022(d) 2,000,000		2,000,000
Mizuho Bank Ltd., New York (SOFR + 0.31%), 1.84%, 9/21/2022(d) 1,000,000		1,000,000
Royal Bank of Canada (US Federal Funds Effective Rate (continuous series) + 0.37%), 2.70%, 12/2/2022(d) 4,000,000		3,998,636
Skandinaviska Enskilda Banken AB, New York (SOFR + 0.36%), 1.89%, 10/26/2022(d) 1,000,000		999,901

TOTAL CERTIFICATES OF DEPOSIT (Cost $10,000,000)		9,998,537

REPURCHASE AGREEMENTS - 8.3%
BofA Securities, Inc., 2.77%, dated 7/31/2022, due 10/31/2022, repurchase price $8,056,631, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 11/15/2022 - 2/15/2041; total market value $8,146,695	8,000,000	8,000,000
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $100,093,802, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $102,150,545	100,087,547	100,087,547
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $15,004,833, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $15,288,853	15,000,000	15,000,000

Investments	Principal Amount ($)	Value ($)
Societe Generale, New York Branch, 2.28%, dated 7/31/2022, due 8/5/2022, repurchase price $10,003,167, collateralized by various U.S. Treasury Securities, ranging from 0.63% - 1.25%, maturing 11/30/2026 - 8/15/2030; total market value $10,191,038	10,000,000	10,000,000

TOTAL REPURCHASE AGREEMENTS (Cost $133,087,547)		133,087,547

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $143,087,547)		143,086,084

Total Investments - 108.0% (Cost $1,519,522,880)		1,733,601,306
Liabilities in excess of other assets - (8.0%)		(127,724,741)

Net Assets - 100.0%		1,605,876,565

(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $193,668,524, collateralized in the form of cash with a value of $143,087,547 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $53,387,532 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – February 15, 2052 and $371,938 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.50% – 5.50%, and maturity dates ranging from May 25, 2024 – March 22, 2050; a total value of $196,847,017.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $143,086,084.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.

Percentages shown are based on Net Assets.

Abbreviations

SOFR	Secured Overnight Financing Rate

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	72	09/16/2022	USD	$14,880,600	$1,200,523

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	99.1%
Securities Lending Reinvestments	8.9
Others(1)	(8.0)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Defensive Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.7%

Aerospace & Defense - 1.4%
Lockheed Martin Corp.	12,298	5,089,035

Air Freight & Logistics - 1.8%
United Parcel Service, Inc., Class B	35,464	6,911,579

Banks - 4.5%
Bank of America Corp.	44,902	1,518,137
JPMorgan Chase & Co.	89,804	10,359,789
Prosperity Bancshares, Inc.	27,170	2,013,025
US Bancorp	68,354	3,226,309

		17,117,260

Beverages - 1.0%
Coca-Cola Co. (The)	52,052	3,340,177
PepsiCo, Inc.	2,288	400,308

		3,740,485

Biotechnology - 5.0%
AbbVie, Inc.	61,490	8,824,430
Amgen, Inc.(a)	26,312	6,511,431
Gilead Sciences, Inc.	61,204	3,656,939

		18,992,800

Building Products - 0.4%
A O Smith Corp.	26,026	1,646,665

Capital Markets - 0.6%
Janus Henderson Group plc(a)	69,212	1,783,593
Virtu Financial, Inc., Class A	15,621	364,438

		2,148,031

Chemicals - 1.9%
CF Industries Holdings, Inc.	20,020	1,911,710
Dow, Inc.	36,036	1,917,476
LyondellBasell Industries NV, Class A	19,448	1,733,206
Olin Corp.	30,602	1,599,566

		7,161,958

Commercial Services & Supplies - 0.6%
Rollins, Inc.(a)	56,628	2,184,142

Communications Equipment - 2.5%
Cisco Systems, Inc.	205,920	9,342,590

Consumer Finance - 0.6%
OneMain Holdings, Inc.(a)	40,326	1,500,127
SLM Corp.	54,054	843,243

		2,343,370

Containers & Packaging - 0.1%
International Paper Co.	10,296	440,360

Diversified Telecommunication Services - 2.0%
AT&T, Inc.	134,992	2,535,150
Lumen Technologies, Inc.(a)	171,600	1,868,724

Investments	Shares	Value ($)
Verizon Communications, Inc.	63,778	2,945,906

		7,349,780

Electric Utilities - 1.7%
Evergy, Inc.	29,458	2,010,803
Exelon Corp.	49,192	2,286,936
PPL Corp.(a)	21,450	623,766
Southern Co. (The)(a)	21,450	1,649,291

		6,570,796

Entertainment - 0.3%
Activision Blizzard, Inc.	16,016	1,280,479

Equity Real Estate Investment Trusts (REITs) - 6.0%
American Tower Corp.	18,018	4,879,815
Apartment Income REIT Corp.	33,176	1,504,200
Duke Realty Corp.	38,896	2,433,334
Equity Residential	26,598	2,085,017
Healthpeak Properties, Inc.	65,780	1,817,501
Highwoods Properties, Inc.	9,438	335,709
Mid-America Apartment Communities, Inc.(a)	10,582	1,965,395
Omega Healthcare Investors, Inc.	15,158	469,898
Prologis, Inc.	19,448	2,578,027
Public Storage	7,722	2,520,538
WP Carey, Inc.	24,596	2,196,423

		22,785,857

Food & Staples Retailing - 0.0%(b)
Costco Wholesale Corp.	286	154,812

Gas Utilities - 0.1%
ONE Gas, Inc.	3,718	315,807

Health Care Equipment & Supplies - 2.5%
Abbott Laboratories	86,944	9,462,985

Health Care Providers & Services - 0.8%
UnitedHealth Group, Inc.	5,434	2,947,076

Hotels, Restaurants & Leisure - 3.3%
Domino’s Pizza, Inc.	4,290	1,682,152
McDonald’s Corp.	36,608	9,641,449
Starbucks Corp.	15,444	1,309,342

		12,632,943

Household Products - 4.1%
Clorox Co. (The)	11,154	1,582,083
Kimberly-Clark Corp.	13,728	1,809,213
Procter & Gamble Co. (The)	86,372	11,997,935

		15,389,231

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp. (The)	69,212	1,537,891

Industrial Conglomerates - 1.1%
3M Co.	28,314	4,055,697

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Insurance - 3.6%
Aflac, Inc.	38,896	2,228,741
Allstate Corp. (The)	17,446	2,040,659
American Financial Group, Inc.	13,156	1,758,694
Assurant, Inc.	10,582	1,860,104
MetLife, Inc.	36,322	2,297,366
Travelers Cos., Inc. (The)	13,156	2,087,857
Willis Towers Watson plc	6,006	1,242,882

		13,516,303

IT Services - 4.0%
International Business Machines Corp.	44,044	5,760,515
Jack Henry & Associates, Inc.(a)	11,154	2,317,467
Mastercard, Inc., Class A	3,432	1,214,207
Paychex, Inc.	18,876	2,421,413
Visa, Inc., Class A(a)	7,722	1,637,913
Western Union Co. (The)	113,256	1,927,617

		15,279,132

Machinery - 1.3%
Illinois Tool Works, Inc.	14,014	2,911,549
Snap-on, Inc.(a)	9,152	2,050,505

		4,962,054

Media - 3.0%
Comcast Corp., Class A	75,504	2,832,910
Interpublic Group of Cos., Inc. (The)(a)	62,348	1,862,335
Nexstar Media Group, Inc., Class A(a)	11,154	2,101,079
Omnicom Group, Inc.	6,578	459,407
Sirius XM Holdings, Inc.(a)	311,454	2,080,513
TEGNA, Inc.	88,660	1,856,540

		11,192,784

Metals & Mining - 0.2%
Newmont Corp.	16,588	751,105

Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.(a)	160,160	2,019,617
Annaly Capital Management, Inc.	76,076	523,403

		2,543,020

Multiline Retail - 1.0%
Target Corp.	22,022	3,597,954

Multi-Utilities - 3.1%
CMS Energy Corp.(a)	29,744	2,044,305
Dominion Energy, Inc.	39,182	3,212,140
DTE Energy Co.	16,302	2,124,151
Public Service Enterprise Group, Inc.	32,318	2,122,323
WEC Energy Group, Inc.	21,450	2,226,725

		11,729,644

Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	7,722	1,264,709
Coterra Energy, Inc.(a)	20,020	612,412
Exxon Mobil Corp.	27,170	2,633,588
Pioneer Natural Resources Co.(a)	4,862	1,152,051

		5,662,760

Investments	Shares	Value ($)
Paper & Forest Products - 0.0%(b)
Sylvamo Corp.	1	32

Pharmaceuticals - 7.2%
Eli Lilly & Co.	36,322	11,975,000
Johnson & Johnson	68,640	11,979,053
Merck & Co., Inc.	4,862	434,371
Pfizer, Inc.	56,914	2,874,726

		27,263,150

Professional Services - 0.6%
Exponent, Inc.(a)	22,022	2,212,991

Road & Rail - 0.5%
Old Dominion Freight Line, Inc.	6,578	1,996,489

Semiconductors & Semiconductor Equipment - 5.3%
Broadcom, Inc.	19,162	10,260,868
NVIDIA Corp.	13,442	2,441,470
Texas Instruments, Inc.	41,184	7,367,406

		20,069,744

Software - 5.9%
Microsoft Corp.	62,634	17,583,869
NortonLifeLock, Inc.	82,940	2,034,518
Oracle Corp.	35,178	2,738,256

		22,356,643

Specialty Retail - 4.3%
Best Buy Co., Inc.(a)	26,598	2,047,780
Home Depot, Inc. (The)	35,750	10,758,605
Lowe’s Cos., Inc.(a)	9,152	1,752,883
Williams-Sonoma, Inc.(a)	10,582	1,528,252

		16,087,520

Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	207,922	33,789,404
HP, Inc.(a)	40,612	1,356,035
Seagate Technology Holdings plc	19,734	1,578,325

		36,723,764

Thrifts & Mortgage Finance - 0.5%
Radian Group, Inc.	90,090	2,015,313

Tobacco - 3.0%
Altria Group, Inc.	90,662	3,976,436
Philip Morris International, Inc.	76,362	7,418,568

		11,395,004

Water Utilities - 0.6%
American Water Works Co., Inc.	14,586	2,267,248

TOTAL COMMON STOCKS (COST $332,161,380)		373,224,283

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 3.4%

REPURCHASE AGREEMENTS - 3.4%
BofA Securities, Inc., 2.77%, dated 7/31/2022, due 10/31/2022, repurchase price $1,007,079, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 2.63%, maturing 11/15/2022 - 2/15/2041; total market value $1,018,337	1,000,000	1,000,000
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $6,808,076, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $6,947,969	6,807,650	6,807,650
National Bank of Canada, 2.32%, dated 7/31/2022, due 8/5/2022, repurchase price $5,001,611, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.75%, maturing 9/8/2022 - 8/15/2051; total market value $5,096,284	5,000,000	5,000,000

		12,807,650

TOTAL SECURITIES LENDING REINVESTMENTS (Cost $12,807,650)		12,807,650

Total Investments - 102.1% (Cost $344,969,030)		386,031,933
Liabilities in excess of other assets - (2.1%)		(8,026,531)

Net Assets - 100.0%		378,005,402

(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $20,308,503, collateralized in the form of cash with a value of $12,807,650 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments and $7,843,607 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.00%, and maturity dates ranging from September 6, 2022 – February 15, 2052; a total value of $20,651,257.

(b)	Represents less than 0.05% of net assets.
(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $12,807,650.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 E-Mini Index	23	09/16/2022	USD	$4,753,525	$368,134

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.7%
Securities Lending Reinvestments	3.4
Others(1)	(2.1)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Quality Dividend Dynamic Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 98.2%

Air Freight & Logistics - 1.9%
United Parcel Service, Inc., Class B	1,807	352,166

Banks - 6.3%
Bank of America Corp.	6,572	222,199
Citigroup, Inc.	4,999	259,448
Comerica, Inc.	1,333	103,668
Cullen/Frost Bankers, Inc.	637	83,065
JPMorgan Chase & Co.	4,290	494,894
US Bancorp	390	18,408

		1,181,682

Beverages - 0.3%
Coca-Cola Co. (The)	540	34,652
PepsiCo, Inc.	156	27,294

		61,946

Biotechnology - 2.5%
AbbVie, Inc.	995	142,792
Amgen, Inc.	1,300	321,711

		464,503

Building Products - 1.4%
A O Smith Corp.	1,274	80,606
Masco Corp.	1,528	84,621
Owens Corning	1,118	103,683

		268,910

Capital Markets - 1.1%
Ameriprise Financial, Inc.	436	117,685
Janus Henderson Group plc	3,803	98,003

		215,688

Chemicals - 2.2%
Chemours Co. (The)	2,555	90,933
Dow, Inc.	1,911	101,684
Eastman Chemical Co.	735	70,509
LyondellBasell Industries NV, Class A	1,053	93,843
Olin Corp.	956	49,970

		406,939

Commercial Services & Supplies - 0.6%
Cintas Corp.	273	116,159

Communications Equipment - 2.5%
Cisco Systems, Inc.	10,433	473,345

Consumer Finance - 1.7%
Ally Financial, Inc.	540	17,858
Capital One Financial Corp.	910	99,945
Discover Financial Services	910	91,910
OneMain Holdings, Inc.	1,248	46,426
Synchrony Financial(a)	2,035	68,132

		324,271

Investments	Shares	Value ($)
Containers & Packaging - 0.2%
International Paper Co.	819	35,029

Diversified Financial Services - 0.8%
Equitable Holdings, Inc.	2,184	62,091
Voya Financial, Inc.	1,372	82,540

		144,631

Diversified Telecommunication Services - 1.2%
AT&T, Inc.	6,871	129,037
Lumen Technologies, Inc.(a)	7,605	82,818
Verizon Communications, Inc.	371	17,137

		228,992

Electric Utilities - 0.3%
PPL Corp.	2,191	63,714

Electrical Equipment - 0.6%
Emerson Electric Co.	1,196	107,724

Entertainment - 0.2%
Activision Blizzard, Inc.	371	29,661

Equity Real Estate Investment Trusts (REITs) - 4.7%
AvalonBay Communities, Inc.(a)	572	122,374
Brixmor Property Group, Inc.	3,569	82,729
Cousins Properties, Inc.	85	2,622
Equity Residential	1,196	93,755
Highwoods Properties, Inc.	2,067	73,523
Lamar Advertising Co., Class A	865	87,417
Regency Centers Corp.	1,612	103,861
Simon Property Group, Inc.	1,066	115,810
SL Green Realty Corp.(a)	1,658	82,320
Weyerhaeuser Co.	3,055	110,958

		875,369

Food & Staples Retailing - 0.1%
Costco Wholesale Corp.	33	17,863

Health Care Equipment & Supplies - 0.5%
Abbott Laboratories	839	91,317

Health Care Providers & Services - 1.3%
Cardinal Health, Inc.	1,443	85,945
UnitedHealth Group, Inc.	280	151,855

		237,800

Hotels, Restaurants & Leisure - 1.0%
International Game Technology plc(a)	4,596	87,094
Red Rock Resorts, Inc., Class A(a)	2,743	107,882

		194,976

Household Products - 0.6%
Procter & Gamble Co. (The)	806	111,961

Independent Power and Renewable Electricity Producers - 0.3%
AES Corp. (The)	2,880	63,994

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Industrial Conglomerates - 1.1%
3M Co.	1,469	210,420

Insurance - 3.3%
Aflac, Inc.	2,054	117,694
Lincoln National Corp.	1,866	95,800
MetLife, Inc.	1,879	118,847
Principal Financial Group, Inc.	1,372	91,842
Prudential Financial, Inc.	975	97,490
Unum Group	3,010	96,892

		618,565

IT Services - 5.0%
Accenture plc, Class A	1,105	338,417
Genpact Ltd.	72	3,462
International Business Machines Corp.	1,989	260,141
Mastercard, Inc., Class A	143	50,592
Paychex, Inc.(a)	852	109,295
Visa, Inc., Class A(a)	423	89,722
Western Union Co. (The)(a)	4,999	85,083

		936,712

Machinery - 1.8%
Crane Holdings Co.	871	86,168
Illinois Tool Works, Inc.	683	141,900
Snap-on, Inc.	494	110,681

		338,749

Media - 3.9%
Comcast Corp., Class A	8,041	301,698
Interpublic Group of Cos., Inc. (The)	2,750	82,143
Nexstar Media Group, Inc., Class A	611	115,094
Omnicom Group, Inc.	429	29,961
Sirius XM Holdings, Inc.(a)	15,997	106,860
TEGNA, Inc.	4,648	97,329

		733,085

Metals & Mining - 1.3%
Freeport-McMoRan, Inc.	3,283	103,579
Nucor Corp.	904	122,763
United States Steel Corp.(a)	865	20,457

		246,799

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
AGNC Investment Corp.(a)	7,391	93,200
Annaly Capital Management, Inc.	2,795	19,230

		112,430

Multiline Retail - 1.7%
Kohl’s Corp.	2,249	65,536
Macy’s, Inc.(a)	5,012	88,462
Target Corp.	1,027	167,791

		321,789

Oil, Gas & Consumable Fuels - 5.7%
Antero Midstream Corp.(a)	2,977	29,949
APA Corp.	2,678	99,541
Chevron Corp.	332	54,375
Devon Energy Corp.	1,593	100,120
Diamondback Energy, Inc.	722	92,430
Exxon Mobil Corp.	1,268	122,907
Marathon Oil Corp.	4,167	103,342

Investments	Shares	Value ($)
Occidental Petroleum Corp.(a)	2,418	158,983
ONEOK, Inc.	332	19,834
PDC Energy, Inc.	1,619	106,352
Pioneer Natural Resources Co.	202	47,864
Plains GP Holdings LP, Class A*	2,607	29,172
Targa Resources Corp.(a)	1,560	107,812

		1,072,681

Paper & Forest Products - 0.5%
Louisiana-Pacific Corp.	1,495	95,127

Pharmaceuticals - 6.9%
Eli Lilly & Co.	72	23,738
Johnson & Johnson	3,868	675,043
Merck & Co., Inc.	182	16,260
Pfizer, Inc.	11,460	578,845

		1,293,886

Professional Services - 0.5%
Robert Half International, Inc.	1,183	93,623

Road & Rail - 1.9%
Union Pacific Corp.	1,528	347,314

Semiconductors & Semiconductor Equipment - 7.2%
Applied Materials, Inc.	1,716	181,862
Broadcom, Inc.	871	466,403
Lam Research Corp.	312	156,159
Microchip Technology, Inc.(a)	1,307	90,000
NVIDIA Corp.	605	109,886
Texas Instruments, Inc.	1,983	354,739

		1,359,049

Software - 6.0%
Microsoft Corp.	3,127	877,874
NortonLifeLock, Inc.	3,328	81,636
Oracle Corp.	715	55,655
Roper Technologies, Inc.	273	119,211

		1,134,376

Specialty Retail - 4.0%
Bath & Body Works, Inc.	923	32,803
Best Buy Co., Inc.	1,372	105,630
Dick’s Sporting Goods, Inc.(a)	1,209	113,150
Home Depot, Inc. (The)	241	72,527
Lowe’s Cos., Inc.	1,515	290,168
Williams-Sonoma, Inc.(a)	897	129,545

		743,823

Technology Hardware, Storage & Peripherals - 9.6%
Apple, Inc.	10,550	1,714,481
Seagate Technology Holdings plc	995	79,580

		1,794,061

Textiles, Apparel & Luxury Goods - 0.9%
Ralph Lauren Corp.	683	67,365
Tapestry, Inc.	3,159	106,237

		173,602

Tobacco - 2.8%
Altria Group, Inc.	4,381	192,150
Philip Morris International, Inc.	3,445	334,682

		526,832

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Trading Companies & Distributors - 1.2%
Fastenal Co.	2,139	109,859
WW Grainger, Inc.	195	105,988

		215,847

TOTAL COMMON STOCKS (COST $16,350,570)		18,437,410

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(b) - 3.7%
REPURCHASE AGREEMENTS - 3.7%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $695,753, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $710,049 (Cost $695,709)	695,709	695,709

Total Investments - 101.9% (Cost $17,046,279)		19,133,119
Liabilities in excess of other assets - (1.9%)		(360,346)

Net Assets - 100.0%		18,772,773

*	Non-income producing security.
(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $1,475,392, collateralized in the form of cash with a value of $695,709 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $716,900 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 6.13%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $79,794 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.25%, and maturity dates ranging from August 24, 2022 – June 30, 2120; a total value of $1,492,403.

(b)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $695,709.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
S&P 500 Micro E-Mini Index	16	09/16/2022	USD	$330,680	$18,706

Abbreviations:

USD — US Dollar

Security Type	% of Net Assets
Common Stocks	98.2%
Securities Lending Reinvestments	3.7
Others(1)	(1.9)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.3%

Auto Components - 1.1%
Bridgestone Corp.	114,400	4,449,317
Fuyao Glass Industry Group Co. Ltd., Class H(a)	244,400	1,187,768

		5,637,085

Automobiles - 2.5%
Bajaj Auto Ltd.	65,582	3,238,877
Ford Otomotiv Sanayi A/S	214,412	3,623,696
Mercedes-Benz Group AG	97,284	5,675,974

		12,538,547

Banks - 11.8%
Agricultural Bank of China Ltd., Class H	11,374,000	3,752,743
Al Rajhi Bank*	15,246	363,696
Banco Bilbao Vizcaya Argentaria SA	246,356	1,109,537
BNP Paribas SA	13,794	646,992
BOC Hong Kong Holdings Ltd.	926,500	3,346,065
China Merchants Bank Co. Ltd., Class H	121,000	653,562
Commonwealth Bank of Australia	4,840	340,336
FinecoBank Banca Fineco SpA	253,132	3,120,502
First Abu Dhabi Bank PJSC	545,952	2,886,535
Hana Financial Group, Inc.	10,406	297,978
Hang Seng Bank Ltd.	33,100	533,402
HSBC Holdings plc	957,836	5,987,639
Industrial & Commercial Bank of China Ltd., Class H	3,146,000	1,663,193
Mitsubishi UFJ Financial Group, Inc.	1,355,200	7,558,295
Nordea Bank Abp	135,762	1,330,435
Royal Bank of Canada	160,930	15,681,679
Saudi National Bank (The)	13,552	252,927
Sberbank of Russia PJSC*‡(b)	1,227,390	—
Skandinaviska Enskilda Banken AB, Class A	379,456	4,081,093
Sumitomo Mitsui Trust Holdings, Inc.(c)	72,600	2,369,482
Swedbank AB, Class A	272,734	3,750,539
Toronto-Dominion Bank (The)	4,114	267,064

		59,993,694

Beverages - 0.2%
Thai Beverage PCL	2,081,200	970,695

Building Products - 1.3%
Geberit AG (Registered)	4,356	2,281,823
Lixil Corp.(c)	205,300	4,205,847

		6,487,670

Capital Markets - 5.2%
3i Group plc	151,008	2,332,854
abrdn plc	1,285,504	2,592,094
IGM Financial, Inc.(c)	141,812	4,114,856

Investments	Shares	Value ($)
Julius Baer Group Ltd.	38,236	1,967,203
Korea Investment Holdings Co. Ltd.	47,674	2,315,626
Macquarie Korea Infrastructure Fund	33,880	339,035
Moscow Exchange MICEX-RTS PJSC*‡(b)	775,590	—
NH Investment & Securities Co. Ltd.	507,474	3,886,819
Partners Group Holding AG	2,178	2,362,320
Samsung Securities Co. Ltd.	127,050	3,422,947
SBI Holdings, Inc.	151,800	3,050,765

		26,384,519

Chemicals - 1.8%
Kumho Petrochemical Co. Ltd.	11,132	1,109,687
Nissan Chemical Corp.	8,500	429,929
Nitto Denko Corp.	17,300	1,104,145
Wacker Chemie AG	18,392	2,748,311
Yara International ASA	86,878	3,693,494

		9,085,566

Construction Materials - 1.4%
Ambuja Cements Ltd.	873,620	4,131,057
Anhui Conch Cement Co. Ltd., Class H	490,000	1,938,178
China Resources Cement Holdings Ltd.(c)	1,452,000	891,558

		6,960,793

Diversified Financial Services - 0.4%
Investor AB, Class B	60,258	1,115,894
Power Finance Corp. Ltd.	754,314	1,103,474

		2,219,368

Diversified Telecommunication Services - 2.1%
Elisa OYJ	9,196	506,717
Koninklijke KPN NV(c)	724,306	2,378,833
Spark New Zealand Ltd.	45,254	144,720
Swisscom AG (Registered)	3,872	2,088,863
Telefonica SA	39,005	173,284
Telenor ASA	77,924	943,068
Telstra Corp. Ltd.	343,882	933,448
Turk Telekomunikasyon A/S	7,140,210	3,602,685

		10,771,618

Electric Utilities - 2.4%
Endesa SA(c)	57,354	1,047,395
Enel SpA	907,258	4,541,245
Fortum OYJ	238,612	2,655,627
Iberdrola SA(c)	258,456	2,748,667
Iberdrola SA*(b)	7,209	76,667
Power Assets Holdings Ltd.	184,500	1,206,904

		12,276,505

Electrical Equipment - 0.8%
Mitsubishi Electric Corp.	286,400	3,008,647
WEG SA	217,800	1,174,885

		4,183,532

Electronic Equipment, Instruments & Components - 0.7%
AUO Corp.	3,146,000	1,402,729

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Hexagon AB, Class B	126,324	1,473,862
Kingboard Laminates Holdings Ltd.	363,000	332,484
Largan Precision Co. Ltd.	2,000	139,608
Shimadzu Corp.	10,200	359,843

		3,708,526

Entertainment - 1.1%
Nintendo Co. Ltd.	12,600	5,629,226

Equity Real Estate Investment Trusts (REITs) - 0.2%
Stockland	377,036	1,012,919

Food & Staples Retailing - 0.8%
Cencosud SA	2,671,680	3,647,982
Kesko OYJ, Class B	9,922	244,021

		3,892,003

Food Products - 3.3%
China Feihe Ltd.(a)	129,000	113,390
Nestle SA (Registered)	85,910	10,503,318
Uni-President China Holdings Ltd.	4,840,000	4,420,795
Want Want China Holdings Ltd.	1,936,000	1,573,483

		16,610,986

Gas Utilities - 0.8%
Naturgy Energy Group SA(c)	143,264	4,180,785

Health Care Equipment & Supplies - 1.1%
Hartalega Holdings Bhd.	4,186,600	2,577,527
Hoya Corp.	5,800	575,877
Top Glove Corp. Bhd.	11,761,200	2,550,176

		5,703,580

Hotels, Restaurants & Leisure - 0.9%
La Francaise des Jeux SAEM(a)	22,264	791,147
OPAP SA	281,446	3,885,660

		4,676,807

Household Durables - 1.8%
Barratt Developments plc	172,304	1,050,480
Electrolux AB, Class B(c)	77,682	1,111,533
Iida Group Holdings Co. Ltd.(c)	35,000	569,323
Nien Made Enterprise Co. Ltd.	316,000	3,023,747
Persimmon plc	138,666	3,179,112
Sony Group Corp.	4,200	367,520

		9,301,715

Household Products - 0.6%
Unilever Indonesia Tbk. PT	9,728,400	2,958,037

Independent Power and Renewable Electricity Producers - 0.0%(d)
Orron Energy ab	25,894	31,748
Unipro PJSC‡(b)	125,500,000	—

		31,748

Industrial Conglomerates - 0.4%
Industries Qatar QSC	419,628	1,958,859

Insurance - 2.5%
Allianz SE (Registered)	23,474	4,244,201
BB Seguridade Participacoes SA	750,200	4,183,934
Caixa Seguridade Participacoes S/A	169,400	242,789
Zurich Insurance Group AG	8,712	3,795,263

		12,466,187

Investments	Shares	Value ($)
Interactive Media & Services - 0.7%
Rightmove plc	46,464	361,643
Tencent Holdings Ltd.	82,900	3,240,005

		3,601,648

Internet & Direct Marketing Retail - 1.0%
momo.com, Inc.	91,920	2,508,221
ZOZO, Inc.	126,200	2,703,409

		5,211,630

IT Services - 1.6%
Infosys Ltd.	53,724	1,050,401
Itochu Techno-Solutions Corp.	96,800	2,571,193
Nomura Research Institute Ltd.	72,600	2,164,691
Obic Co. Ltd.	4,800	759,955
Otsuka Corp.	48,400	1,497,449

		8,043,689

Machinery - 3.1%
Atlas Copco AB, Class A	165,044	1,910,565
Atlas Copco AB, Class B	51,546	529,761
China International Marine Containers Group Co. Ltd., Class H(c)	1,415,700	1,370,631
Daifuku Co. Ltd.	6,200	391,530
Epiroc AB, Class A(c)	110,836	1,942,727
Epiroc AB, Class B	17,666	278,372
FANUC Corp.	9,000	1,537,037
Kone OYJ, Class B	58,322	2,646,327
Schindler Holding AG	1,936	376,061
Sinotruk Hong Kong Ltd.	2,904,000	3,421,954
Yaskawa Electric Corp.	33,100	1,145,436

		15,550,401

Marine - 3.5%
AP Moller - Maersk A/S, Class A	1,452	3,859,751
AP Moller - Maersk A/S, Class B	1,452	3,935,315
Nippon Yusen KK(c)	53,100	4,131,986
Orient Overseas International Ltd.(c)	121,000	4,208,079
SITC International Holdings Co. Ltd.	484,000	1,643,155
Yang Ming Marine Transport Corp.	54,000	161,598

		17,939,884

Media - 0.2%
Publicis Groupe SA	20,570	1,088,561

Metals & Mining - 6.2%
BHP Group Ltd.	128,502	3,468,385
China Hongqiao Group Ltd.	3,388,000	3,521,838
Cia Siderurgica Nacional SA	48,400	136,968
Fortescue Metals Group Ltd.(c)	329,604	4,218,157
Gerdau SA (Preference)	217,800	1,024,882
Grupo Mexico SAB de CV, Series B	919,600	3,640,370
Impala Platinum Holdings Ltd.	45,012	498,635
Kumba Iron Ore Ltd.	130,922	3,870,826
MMC Norilsk Nickel PJSC‡(b)	16,315	—
Rio Tinto plc	129,712	7,773,153
Severstal PAO‡(b)	58,985	—
Vedanta Ltd.	982,036	3,150,742

		31,303,956

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Multi-Utilities - 0.7%
Canadian Utilities Ltd., Class A(c)	71,632	2,317,202
Engie SA	110,836	1,362,948

		3,680,150

Oil, Gas & Consumable Fuels - 5.4%
Adaro Energy Indonesia Tbk. PT	18,948,600	4,151,893
Canadian Natural Resources Ltd.	136,004	7,505,243
China Shenhua Energy Co. Ltd., Class H	1,331,000	3,755,672
Exxaro Resources Ltd.	304,436	3,689,364
Ovintiv, Inc.	1,936	98,910
Petroleo Brasileiro SA	145,200	1,032,424
Petroleo Brasileiro SA (Preference)	677,600	4,451,677
Shell plc	87,120	2,310,096
TotalEnergies SE	8,712	442,027
Woodside Energy Group Ltd.	1	16

		27,437,322

Personal Products - 2.4%
Haleon plc*	295,724	1,050,090
Hengan International Group Co. Ltd.	121,000	584,969
L’Oreal SA(c)	28,072	10,536,353
Unilever plc	5,566	271,168

		12,442,580

Pharmaceuticals - 8.5%
Astellas Pharma, Inc.	24,200	377,984
China Medical System Holdings Ltd.	484,000	770,710
Chugai Pharmaceutical Co. Ltd.	114,000	3,185,006
GSK plc	236,579	4,973,639
Novartis AG (Registered)	103,818	8,906,939
Novo Nordisk A/S, Class B	76,230	8,915,606
Orion OYJ, Class B	87,120	4,140,455
Roche Holding AG	33,638	11,139,674
Roche Holding AG - BR	968	393,542
Sanofi	2,662	263,858

		43,067,413

Professional Services - 1.8%
Bureau Veritas SA(c)	28,798	790,769
Nihon M&A Center Holdings, Inc.	107,900	1,424,942
Randstad NV	17,666	887,147
Recruit Holdings Co. Ltd.	42,800	1,586,146
RELX plc	63,162	1,864,668
SGS SA (Registered)	1,077	2,617,866

		9,171,538

Real Estate Management & Development - 2.4%
China Overseas Land & Investment Ltd.	34,000	93,772
China Resources Land Ltd.	44,000	183,569
CK Asset Holdings Ltd.	121,000	854,718
Daito Trust Construction Co. Ltd.	41,200	3,881,092
Hopson Development Holdings Ltd.(c)	612,290	809,637
Land & Houses PCL, NVDR	6,025,800	1,391,451
Logan Group Co. Ltd.‡(b)(c)	2,750,000	572,466
Sun Hung Kai Properties Ltd.	363,000	4,335,246
Sunac Services Holdings Ltd.(a)	242,000	103,892

		12,225,843

Investments	Shares	Value ($)
Road & Rail - 0.8%
Aurizon Holdings Ltd.	1,349,392	3,785,255
Canadian National Railway Co.	726	91,918

		3,877,173

Semiconductors & Semiconductor Equipment - 3.6%
Advantest Corp.	24,200	1,421,399
ASML Holding NV	6,050	3,426,197
Novatek Microelectronics Corp.	307,000	2,717,177
Parade Technologies Ltd.	7,000	263,017
Realtek Semiconductor Corp.	80,000	913,797
Silergy Corp.	24,000	445,677
Taiwan Semiconductor Manufacturing Co. Ltd.	496,222	8,435,824
Vanguard International Semiconductor Corp.	303,000	728,633

		18,351,721

Software - 1.3%
SAP SE	58,080	5,370,185
Temenos AG (Registered)	18,392	1,448,341

		6,818,526

Specialty Retail - 1.9%
Chow Tai Fook Jewellery Group Ltd.	919,600	1,818,137
Industria de Diseno Textil SA	144,958	3,501,534
Topsports International Holdings Ltd.(a)	726,000	604,853
USS Co. Ltd.	193,600	3,773,498

		9,698,022

Technology Hardware, Storage & Peripherals - 1.7%
Brother Industries Ltd.	169,400	3,140,839
Catcher Technology Co. Ltd.	214,000	1,218,630
Quanta Computer, Inc.*	484,000	1,367,570
Samsung Electronics Co. Ltd.	58,080	2,745,064

		8,472,103

Textiles, Apparel & Luxury Goods - 2.1%
Bosideng International Holdings Ltd.(c)	972,000	567,110
Eclat Textile Co. Ltd.	74,000	1,008,383
Kering SA	9,922	5,634,139
Li Ning Co. Ltd.	189,500	1,535,332
LVMH Moet Hennessy Louis Vuitton SE	2,662	1,832,158
Pandora A/S	1,452	106,904

		10,684,026

Tobacco - 2.0%
Gudang Garam Tbk. PT	459,800	863,336
Imperial Brands plc	184,404	4,036,978
Japan Tobacco, Inc.	242,000	4,323,045
Swedish Match AB	85,910	894,900

		10,118,259

Trading Companies & Distributors - 0.6%
Ashtead Group plc	59,048	3,298,887

Wireless Telecommunication Services - 0.6%
Tele2 AB, Class B	53,966	613,758
Total Access Communication PCL, NVDR	919,600	1,136,697

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Investments	Shares	Value ($)
Turkcell Iletisim Hizmetleri A/S	1,312,124	1,239,145

		2,989,600

TOTAL COMMON STOCKS (COST $544,135,177)		494,713,902

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 0.3%
REPURCHASE AGREEMENTS - 0.3%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $1,355,148, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $1,382,994 (Cost $1,355,063)	1,355,063	1,355,063

Total Investments - 97.6% (Cost $545,490,240)		496,068,965
Other assets less liabilities - 2.4%		12,072,343

Net Assets - 100.0%		508,141,308

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $649,133, which represents approximately 0.13% of net assets of the Fund.

(c)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $31,369,086, collateralized in the form of cash with a value of $1,355,063 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $15,195,592 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $17,672,853 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $34,223,508.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $1,355,063.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Percentages	shown are based on Net Assets.

Abbreviations

NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
Long Contracts
EURO STOXX 50 Index	75	09/16/2022	EUR	$2,831,058	$153,217
FTSE 100 Index	28	09/16/2022	GBP	2,513,750	70,015
Hang Seng Index	1	08/30/2022	HKD	127,989	(2,443)
MSCI EAFE E-Mini Index	77	09/16/2022	USD	3,844,225	12,069
S&P/TSX 60 Index	7	09/15/2022	CAD	1,296,913	16,984
SPI 200 Index	8	09/15/2022	AUD	957,382	12,549
TOPIX Index	12	09/08/2022	JPY	1,739,619	18,311

					$280,702

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	1,144,175	BNP Paribas SA	USD	891,328	09/21/2022	$1,465
CHF	310,079	Bank of Montreal	USD	321,675	09/21/2022	5,190
CHF	735,668	BNP Paribas SA	USD	747,370	09/21/2022	28,125
JPY	157,203,583	JPMorgan Chase Bank NA	USD	1,158,585	09/21/2022	22,321
JPY	157,937,727	UBS AG	USD	1,185,258	09/21/2022	1,162
KRW*	1,263,924,298	Goldman Sachs & Co.	USD	971,761	09/21/2022	1,935
NOK	1,189,025	JPMorgan Chase Bank NA	USD	120,709	09/21/2022	2,418
TRY	6,971,254	UBS AG	USD	352,904	09/21/2022	11,216
USD	456,375	Goldman Sachs & Co.	BRL*	2,304,504	09/21/2022	19,384
USD	54,454	Goldman Sachs & Co.	CZK	1,289,588	09/21/2022	1,392
USD	358,039	JPMorgan Chase Bank NA	DKK	2,530,501	09/21/2022	10,198
USD	1,885,093	Citibank NA	EUR	1,791,666	09/21/2022	51,608
USD	1,171,406	Citibank NA	GBP	960,336	09/21/2022	1,393
USD	893,879	JPMorgan Chase Bank NA	HKD	7,000,386	09/21/2022	757
USD	173,070	Citibank NA	INR*	13,609,791	09/21/2022	2,154
USD	820,086	Citibank NA	KRW*	1,041,156,062	09/21/2022	18,004
USD	221,554	Citibank NA	MXN	4,493,878	09/21/2022	2,935
USD	109,374	BNP Paribas SA	NZD	174,054	09/21/2022	260
USD	118,558	Toronto-Dominion Bank (The)	PLN	522,804	09/21/2022	6,851
USD	1,589,305	JPMorgan Chase Bank NA	TWD*	47,332,668	09/21/2022	5,247
USD	104,093	JPMorgan Chase Bank NA	ZAR	1,684,078	09/21/2022	3,584

Total unrealized appreciation						$197,599

AUD	438,090	JPMorgan Chase Bank NA	USD	309,217	09/21/2022	$(3,266)
DKK	1,275,143	BNP Paribas SA	USD	180,293	09/21/2022	(5,013)
EUR	424,910	Bank of New York Mellon (The)	USD	438,029	09/21/2022	(3,201)
EUR	1,681,109	BNP Paribas SA	USD	1,769,858	09/21/2022	(49,511)
GBP	1,201,782	BNP Paribas SA	USD	1,467,597	09/21/2022	(3,422)
HKD	2,285,982	Citibank NA	USD	291,923	09/21/2022	(273)
SEK	6,417,522	BNP Paribas SA	USD	634,805	09/21/2022	(3,895)
TWD*	18,928,785	Goldman Sachs & Co.	USD	645,571	09/21/2022	(12,091)
USD	762,003	Toronto-Dominion Bank (The)	CAD	995,942	09/21/2022	(15,125)
USD	1,106,626	Citibank NA	CHF	1,069,508	09/21/2022	(20,781)
USD	944,347	Toronto-Dominion Bank (The)	JPY	126,993,244	09/21/2022	(9,620)
USD	462,625	Toronto-Dominion Bank (The)	SEK	4,707,614	09/21/2022	(183)
USD	11,316	Citibank NA	SGD	15,691	09/21/2022	(31)
USD	124,575	JPMorgan Chase Bank NA	TRY	2,428,335	09/21/2022	(2,261)
ZAR	3,773,207	Citibank NA	USD	235,905	09/21/2022	(10,712)

Total unrealized depreciation						$(139,385)

Net unrealized appreciation						$58,214

*	Non-deliverable forward.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CZK — Czech Koruna
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
INR — Indian Rupee
JPY — Japanese Yen
KRW — Korean Won
MXN — Mexican Peso
NOK — Norwegian Krone
NZD — New Zealand Dollar
PLN — Polish Zloty
SEK — Swedish Krona
SGD — Singapore Dollar
TRY — Turkish Lira
TWD — Taiwan Dollar
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Index Fund (cont.)

FlexShares® International Quality Dividend Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	2.7%
Brazil	2.4
Canada	5.9
Chile	0.7
China	8.2
Denmark	3.3
Finland	2.0
France	4.6
Germany	3.5
Greece	0.8
Hong Kong	2.7
India	2.5
Indonesia	1.6
Italy	1.5
Japan	14.5
Malaysia	1.0
Mexico	0.7
Netherlands	1.3
New Zealand	0.0 †
Norway	0.9
Qatar	0.4
Saudi Arabia	0.1
Singapore	0.2
South Africa	1.6
South Korea	2.8
Spain	2.5
Sweden	3.8
Switzerland	9.4
Taiwan	4.8
Thailand	0.5
Turkey	1.7
United Arab Emirates	0.6
United Kingdom	8.1
Other[1]	2.7

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

Security Type	% of Net Assets
Common Stocks	97.3%
Securities Lending Reinvestments	0.3
Others(1)	2.4

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Defensive Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.8%

Air Freight & Logistics - 0.3%
Deutsche Post AG (Registered)	957	37,959
SG Holdings Co. Ltd.	5,800	109,707

		147,666

Auto Components - 1.1%
Bridgestone Corp.	12,400	482,269
Magna International, Inc.	2,726	173,961

		656,230

Automobiles - 3.4%
Bajaj Auto Ltd.	9,222	455,444
Ford Otomotiv Sanayi A/S	24,621	416,110
Hero MotoCorp Ltd.	11,716	416,550
Mercedes-Benz Group AG	11,194	653,107

		1,941,211

Banks - 9.4%
ABN AMRO Bank NV, CVA(a)	12,064	122,765
Banco Bilbao Vizcaya Argentaria SA	44,660	201,139
Banco de Chile	1,485,960	140,924
Banco Santander Chile	2,503,802	99,119
Bank of China Ltd., Class H	522,000	185,528
Bank of Communications Co. Ltd., Class H	174,000	103,515
Bankinter SA(b)	76,618	375,305
BOC Hong Kong Holdings Ltd.	130,500	471,302
China CITIC Bank Corp. Ltd., Class H	58,000	24,235
China Everbright Bank Co. Ltd., Class H	377,000	114,302
Commonwealth Bank of Australia	10,933	768,779
Credit Agricole SA	14,616	133,816
Hang Seng Bank Ltd.(b)	8,700	140,199
HSBC Holdings plc	5,075	31,725
ING Groep NV	25,520	246,970
KBC Group NV	3,770	196,509
Malayan Banking Bhd.	44,291	88,174
National Bank of Canada	2,639	185,050
Nordea Bank Abp	19,720	193,251
Royal Bank of Canada	10,527	1,025,794
Sberbank of Russia PJSC*‡(c)	79,800	—
Societe Generale SA	6,525	145,273
Swedbank AB, Class A	26,390	362,906
Toronto-Dominion Bank (The)	493	32,004

		5,388,584

Beverages - 0.2%
Carabao Group PCL, NVDR	40,600	124,083

Capital Markets - 5.2%
abrdn plc	199,027	401,319
Amundi SA(a)	2,291	123,575
EQT AB	2,436	65,373

Investments	Shares	Value ($)
IGM Financial, Inc.	15,399	446,821
Korea Investment Holdings Co. Ltd.	8,236	400,040
Macquarie Korea Infrastructure Fund	41,876	419,050
Moscow Exchange MICEX-RTS PJSC*‡(c)	227,100	—
NH Investment & Securities Co. Ltd.	53,737	411,580
Samsung Securities Co. Ltd.	14,848	400,031
Singapore Exchange Ltd.	40,600	290,650

		2,958,439

Chemicals - 1.5%
Evonik Industries AG	4,669	98,929
Nissan Chemical Corp.	6,400	323,711
Yara International ASA	9,744	414,252

		836,892

Construction & Engineering - 0.7%
Bouygues SA	3,944	118,634
Taisei Corp.	4,300	136,416
WSP Global, Inc.	1,363	164,345

		419,395

Construction Materials - 0.3%
China Resources Cement Holdings Ltd.(b)	152,000	93,331
LafargeHolcim Maroc SA	580	95,011

		188,342

Diversified Financial Services - 0.3%
Power Finance Corp. Ltd.	98,368	143,901

Diversified Telecommunication Services - 2.9%
Emirates Telecommunications Group Co. PJSC	11,571	87,892
Hellenic Telecommunications Organization SA	7,685	131,801
Koninklijke KPN NV(b)	30,363	99,721
Nippon Telegraph & Telephone Corp.	7,800	222,182
Proximus SADP	7,308	100,932
Spark New Zealand Ltd.	4,350	13,911
Telefonica Deutschland Holding AG	40,223	106,471
Telefonica SA	51,813	230,185
Telenor ASA	24,447	295,867
Turk Telekomunikasyon A/S	787,727	397,458

		1,686,420

Electric Utilities - 2.9%
EDP - Energias de Portugal SA	31,842	160,358
Endesa SA(b)	7,656	139,813
Enel SpA	52,867	264,624
Energisa SA	14,500	122,850
Fortum OYJ	10,614	118,128
Iberdrola SA(b)	8,962	95,310
Iberdrola SA*(c)	248	2,638

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Power Grid Corp. of India Ltd.	109,504	295,584
Red Electrica Corp. SA	8,178	160,353
SSE plc(b)	8,062	173,452
Transmissora Alianca de Energia Eletrica SA	14,500	112,864

		1,645,974

Electrical Equipment - 0.1%
Mitsubishi Electric Corp.	3,800	39,919

Electronic Equipment, Instruments & Components - 0.3%
Innolux Corp.	261,000	89,787
Kingboard Laminates Holdings Ltd.	74,500	68,237

		158,024

Equity Real Estate Investment Trusts (REITs) - 0.5%
Covivio	1,624	102,087
Gecina SA	464	47,312
Growthpoint Properties Ltd.	155,063	126,121

		275,520

Food & Staples Retailing - 1.0%
BIM Birlesik Magazalar A/S	86,536	444,840
Etablissements Franz Colruyt NV	2,581	71,135
Welcia Holdings Co. Ltd.	3,800	84,473

		600,448

Food Products - 3.7%
Nestle SA (Registered)	17,023	2,081,225
Sime Darby Plantation Bhd.	34,800	34,092

		2,115,317

Gas Utilities - 1.9%
Naturgy Energy Group SA(b)	16,037	467,998
Petronas Gas Bhd.	116,000	446,745
Snam SpA	30,740	153,523

		1,068,266

Health Care Equipment & Supplies - 1.5%
Fisher & Paykel Healthcare Corp. Ltd.	24,070	319,974
Hartalega Holdings Bhd.	461,100	283,881
Top Glove Corp. Bhd.	1,287,600	279,190

		883,045

Health Care Providers & Services - 0.7%
Mitra Keluarga Karyasehat Tbk. PT(a)	2,444,700	410,403

Hotels, Restaurants & Leisure - 1.0%
McDonald’s Holdings Co. Japan Ltd.	3,100	115,975
OPAP SA	31,668	437,210

		553,185

Household Durables - 1.2%
Electrolux AB, Class B(b)	7,888	112,868
Persimmon plc	18,038	413,546
Sekisui House Ltd.(b)	8,700	153,365

		679,779

Industrial Conglomerates - 1.5%
Alfa SAB de CV, Class A	87,000	59,864
Jardine Matheson Holdings Ltd.	700	36,953

Investments	Shares	Value ($)
Quinenco SA	49,590	134,763
Siemens AG (Registered)	4,814	532,779
Toshiba Corp.	2,900	116,890

		881,249

Insurance - 3.4%
AIA Group Ltd.	5,800	58,370
Allianz SE (Registered)	1,885	340,816
BB Seguridade Participacoes SA	89,900	501,381
Direct Line Insurance Group plc	37,410	93,780
Medibank Pvt Ltd.	64,380	153,192
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	899	202,675
Sampo OYJ, Class A	4,031	173,204
Zurich Insurance Group AG	986	429,537

		1,952,955

Interactive Media & Services - 0.6%
Tencent Holdings Ltd.	9,200	359,566

Internet & Direct Marketing Retail - 0.5%
ZOZO, Inc.	13,700	293,476

IT Services - 1.5%
Itochu Techno-Solutions Corp.	12,300	326,712
Tata Consultancy Services Ltd.	12,644	526,729

		853,441

Leisure Products - 0.6%
Shimano, Inc.	2,100	349,921

Life Sciences Tools & Services - 0.1%
Sartorius Stedim Biotech	174	69,122

Machinery - 1.0%
Atlas Copco AB, Class B	3,480	35,766
Knorr-Bremse AG	1,421	84,124
Kone OYJ, Class B	6,844	310,543
Sinotruk Hong Kong Ltd.	145,000	170,862

		601,295

Marine - 3.4%
AP Moller - Maersk A/S, Class A	87	231,266
AP Moller - Maersk A/S, Class B	174	471,588
Mitsui OSK Lines Ltd.(b)	5,600	152,308
Nippon Yusen KK(b)	6,000	466,891
SITC International Holdings Co. Ltd.	128,000	434,553
Yang Ming Marine Transport Corp.	66,000	197,509

		1,954,115

Media - 0.5%
Publicis Groupe SA	2,697	142,725
Quebecor, Inc., Class B(b)	6,003	133,285

		276,010

Metals & Mining - 6.1%
African Rainbow Minerals Ltd.	7,685	107,857
BHP Group Ltd.	4,582	123,672
China Hongqiao Group Ltd.	377,000	391,893
Cia Siderurgica Nacional SA	101,500	287,236

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
First Quantum Minerals Ltd.(b)	12,673	231,434
Fortescue Metals Group Ltd.(b)	36,453	466,513
Fresnillo plc	12,586	112,939
Gerdau SA (Preference)	29,000	136,463
Grupo Mexico SAB de CV, Series B(b)	58,000	229,601
Kumba Iron Ore Ltd.	14,877	439,852
Magnitogorsk Iron & Steel Works PJSC‡(c)	172,884	—
Novolipetsk Steel PJSC‡(c)	47,108	—
Rio Tinto Ltd.	232	15,838
Rio Tinto plc	14,152	848,076
Severstal PAO‡(c)	6,900	—
Sibanye Stillwater Ltd.	53,708	130,632

		3,522,006

Multiline Retail - 1.5%
B&M European Value Retail SA(b)	63,191	326,275
Canadian Tire Corp. Ltd., Class A(b)	870	111,698
Dollarama, Inc.	2,987	180,919
Wesfarmers Ltd.	7,627	248,170

		867,062

Multi-Utilities - 0.1%
Engie SA	3,451	42,437

Oil, Gas & Consumable Fuels - 6.3%
Adaro Energy Indonesia Tbk. PT	2,119,900	464,499
BP plc	123,569	601,484
China Petroleum & Chemical Corp., Class H	290,000	136,690
Exxaro Resources Ltd.	35,351	428,408
LUKOIL PJSC‡(c)	240	—
Neste OYJ	4,031	205,839
Ovintiv, Inc.	3,016	154,087
Pembina Pipeline Corp.(b)	4,611	175,933
Petroleo Brasileiro SA (Preference)	78,300	514,413
Shell plc	20,184	535,204
Surgutneftegas PJSC (Preference)‡(c)	276,000	—
TotalEnergies SE	7,540	382,563
Woodside Energy Group Ltd.	1	13

		3,599,133

Personal Products - 2.5%
Haleon plc*	41,441	147,153
Hengan International Group Co. Ltd.	87,000	420,598
L’Oreal SA	2,233	838,119
Unilever plc	1,073	52,275

		1,458,145

Pharmaceuticals - 8.0%
Daiichi Sankyo Co. Ltd.	11,700	308,411
GSK plc	33,152	696,960
Novartis AG (Registered)	7,366	631,957
Novo Nordisk A/S, Class B	1,479	172,979
Orion OYJ, Class B	10,179	483,766
Roche Holding AG	6,728	2,228,067

Investments	Shares	Value ($)
Sanofi	609	60,364

		4,582,504

Professional Services - 0.3%
Nihon M&A Center Holdings, Inc.	13,400	176,962
RELX plc	493	14,555

		191,517

Real Estate Management & Development - 1.3%
Daito Trust Construction Co. Ltd.	4,600	433,326
Land & Houses PCL, NVDR	609,000	140,628
Logan Group Co. Ltd.‡(b)(c)	290,000	60,369
Sunac Services Holdings Ltd.(a)	290,000	124,498

		758,821

Road & Rail - 1.7%
Aurizon Holdings Ltd.	157,528	441,891
Canadian National Railway Co.	2,262	286,389
TFI International, Inc.(b)	2,233	222,890

		951,170

Semiconductors & Semiconductor Equipment - 3.3%
Advantest Corp.	3,300	193,827
ASML Holding NV	580	328,462
Novatek Microelectronics Corp.	34,000	300,925
Powerchip Semiconductor Manufacturing Corp.	58,000	68,284
Taiwan Semiconductor Manufacturing Co. Ltd.	58,000	986,006

		1,877,504

Software - 0.2%
SAP SE	319	29,495
Temenos AG (Registered)	1,276	100,483

		129,978

Specialty Retail - 1.3%
Home Product Center PCL, NVDR	348,000	125,738
Industria de Diseno Textil SA	16,907	408,397
Topsports International Holdings Ltd.(a)	29,000	24,161
USS Co. Ltd.	10,800	210,505

		768,801

Technology Hardware, Storage & Peripherals - 3.7%
Asustek Computer, Inc.	13,000	122,224
Catcher Technology Co. Ltd.	29,000	165,141
FUJIFILM Holdings Corp.	7,500	424,242
Inventec Corp.	134,000	106,069
Lite-On Technology Corp.	217,000	473,267
Logitech International SA (Registered)(b)	3,509	195,714
Quanta Computer, Inc.*	53,000	149,755
Ricoh Co. Ltd.	15,500	123,629
Samsung Electronics Co. Ltd.	8,236	389,262

		2,149,303

Textiles, Apparel & Luxury Goods - 0.8%
Kering SA	174	98,805
Li Ning Co. Ltd.	20,500	166,091
LVMH Moet Hennessy Louis Vuitton SE	287	197,532

		462,428

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Investments	Shares	Value ($)
Tobacco - 3.5%
British American Tobacco plc	14,065	551,211
Imperial Brands plc	21,460	469,803
ITC Ltd.	89,175	340,955
Japan Tobacco, Inc.	27,400	489,469
Swedish Match AB	15,863	165,240

		2,016,678

Trading Companies & Distributors - 1.2%
ITOCHU Corp.(b)	9,400	271,907
Mitsubishi Corp.	8,700	256,997
Sumitomo Corp.	13,100	182,753

		711,657

Transportation Infrastructure - 0.7%
Westports Holdings Bhd.	481,400	378,587

Wireless Telecommunication Services - 2.1%
KDDI Corp.	11,600	372,519
SoftBank Corp.	14,000	161,160
Tele2 AB, Class B	34,510	392,484
Vodafone Group plc	170,926	251,264

		1,177,427

TOTAL COMMON STOCKS (COST $59,891,855)		56,157,351

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(d) - 0.5%
REPURCHASE AGREEMENTS - 0.5%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $268,281, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $273,794 (Cost $268,265)	268,265	268,265

Total Investments - 98.3% (Cost $60,160,120)		56,425,616
Other assets less liabilities - 1.7%		995,247

Net Assets - 100.0%		57,420,863

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $3,990,188, collateralized in the form of cash with a value of $268,265 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,845,657 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.13%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $1,051,921 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $4,165,843.

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $63,007, which represents approximately 0.11% of net assets of the Fund.

(d)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $268,265.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
Percentages	shown are based on Net Assets.

Abbreviations

CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	15	09/16/2022	USD	$1,177,995	$48,576

					$48,576

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Defensive Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	76,000	BNP Paribas SA	USD	59,205	09/21/2022	$97
NOK	59,477	JPMorgan Chase Bank NA	USD	6,038	09/21/2022	121
USD	74,369	JPMorgan Chase Bank NA	AUD	105,364	09/21/2022	785
USD	19,804	Goldman Sachs & Co.	BRL*	100,000	09/21/2022	841
USD	242,142	BNP Paribas SA	EUR	230,000	09/21/2022	6,774
USD	83,041	BNP Paribas SA	GBP	68,000	09/21/2022	194
USD	46,891	Citibank NA	ZAR	750,000	09/21/2022	2,129

Total unrealized appreciation						$10,941

USD	74,161	BNP Paribas SA	CHF	73,000	09/21/2022	$(2,791)
USD	291,929	UBS AG	JPY	38,900,000	09/21/2022	(286)

Total unrealized depreciation						$(3,077)

Net unrealized appreciation						$7,864

*	Non-deliverable forward.

Abbreviations:

AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
EUR — Euro
GBP — British Pound
JPY — Japanese Yen
NOK — Norwegian Krone
USD — US Dollar
ZAR — South African Rand

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

FlexShares® International Quality Dividend Defensive Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	3.9%
Belgium	0.6
Brazil	2.9
Canada	6.1
Chile	0.7
China	4.3
Denmark	1.5
Finland	2.2
France	4.4
Germany	3.6
Greece	1.0
Hong Kong	1.9
India	3.8
Indonesia	1.5
Italy	0.7
Japan	12.2
Malaysia	2.6
Mexico	0.5
Morocco	0.2
Netherlands	1.4
New Zealand	0.6
Norway	1.2
Portugal	0.3
Singapore	0.6
South Africa	2.1
South Korea	3.5
Spain	3.6
Sweden	2.3
Switzerland	9.9
Taiwan	4.6
Thailand	0.7
Turkey	2.2
United Arab Emirates	0.2
United Kingdom	10.0
Other[1]	2.2

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Defensive Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.8%
Securities Lending Reinvestments	0.5
Others(1)	1.7

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® International Quality Dividend Dynamic Index Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS - 97.3%

Auto Components - 0.8%
Fuyao Glass Industry Group Co. Ltd., Class H(a)	36,000	174,958
Koito Manufacturing Co. Ltd.	3,000	97,531
Magna International, Inc.	3,450	220,163
Nexteer Automotive Group Ltd.(b)	150,000	120,384

		613,036

Automobiles - 3.8%
Ford Otomotiv Sanayi A/S	32,850	555,186
Geely Automobile Holdings Ltd.(b)	349,000	689,117
Isuzu Motors Ltd.	15,000	163,187
Mercedes-Benz Group AG	14,190	827,907
Yadea Group Holdings Ltd.(a)	272,000	585,587

		2,820,984

Banks - 9.1%
ABN AMRO Bank NV, CVA(a)	15,300	155,694
Agricultural Bank of China Ltd., Class H	450,000	148,473
Australia & New Zealand Banking Group Ltd.*(c)	234	3,739
Australia & New Zealand Banking Group Ltd.(b)	24,240	387,346
Banco Bilbao Vizcaya Argentaria SA	55,830	251,447
BNP Paribas SA	9,270	434,799
China Construction Bank Corp., Class H	870,000	555,256
China Merchants Bank Co. Ltd., Class H	36,500	197,149
Credit Agricole SA	18,180	166,446
DBS Group Holdings Ltd.	15,363	349,609
DNB Bank ASA	10,770	211,222
Erste Group Bank AG	19,530	491,870
Hana Financial Group, Inc.	5,700	163,221
ING Groep NV	32,640	315,874
KBC Group NV	2,280	118,844
National Bank of Canada	3,660	256,644
Nordea Bank Abp	25,350	248,424
Powszechna Kasa Oszczednosci Bank Polski SA*	60,090	339,402
Royal Bank of Canada	12,150	1,183,946
Sberbank of Russia PJSC (Preference)*‡(c)	31,920	—
Skandinaviska Enskilda Banken AB, Class A	50,790	546,252
Societe Generale SA	7,530	167,648

		6,693,305

Beverages - 0.2%
Thai Beverage PCL	315,000	146,919

Investments	Shares	Value ($)
Building Products - 0.3%
Nibe Industrier AB, Class B	22,770	227,362

Capital Markets - 5.1%
3i Group plc	37,620	581,174
abrdn plc	247,020	498,092
Amundi SA(a)	2,850	153,727
EQT AB(b)	22,170	594,960
IGM Financial, Inc.	8,040	233,291
Macquarie Group Ltd.	3,090	390,553
Meritz Securities Co. Ltd.	79,290	296,018
Samsung Securities Co. Ltd.	19,290	519,706
SBI Holdings, Inc.	26,100	524,539

		3,792,060

Chemicals - 2.6%
BASF SE	7,740	342,635
Nippon Sanso Holdings Corp.	9,000	150,505
Nissan Chemical Corp.	10,500	531,089
Shin-Etsu Chemical Co. Ltd.	3,000	380,696
Wacker Chemie AG	3,300	493,118

		1,898,043

Communications Equipment - 0.0%(d)
BYD Electronic International Co. Ltd.(b)	3,000	7,701

Construction & Engineering - 0.2%
Bouygues SA	5,280	158,821

Construction Materials - 0.1%
CRH plc	1,650	62,965

Diversified Financial Services - 0.2%
Banca Mediolanum SpA	19,290	126,865

Diversified Telecommunication Services - 1.5%
Telefonica SA	137,960	612,903
Turk Telekomunikasyon A/S	1,009,230	509,220

		1,122,123

Electric Utilities - 1.0%
Endesa SA	9,660	176,410
Enel SpA	33,720	168,784
SSE plc(b)	10,530	226,551
Transmissora Alianca de Energia Eletrica SA	18,000	140,107

		711,852

Electrical Equipment - 0.8%
Mitsubishi Electric Corp.	36,000	378,182
WEG SA	33,000	178,013

		556,195

Electronic Equipment, Instruments & Components - 0.5%
Innolux Corp.	360,000	123,843
Kingboard Laminates Holdings Ltd.	105,000	96,173
Omron Corp.	2,400	132,795

		352,811

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.9%
Fibra Uno Administracion SA de CV	171,000	174,775
Growthpoint Properties Ltd.	200,100	162,752
RioCan REIT(b)	8,790	140,972
Stockland(b)	59,400	159,580

		638,079

Food & Staples Retailing - 0.0%(d)
Cencosud SA	26,730	36,498

Food Products - 1.4%
Nestle SA (Registered)	4,710	575,842
Uni-President China Holdings Ltd.	510,000	465,828

		1,041,670

Gas Utilities - 0.6%
AltaGas Ltd.(b)	9,420	209,742
Kunlun Energy Co. Ltd.	180,000	132,537
Naturgy Energy Group SA(b)	3,960	115,562

		457,841

Health Care Equipment & Supplies - 2.3%
Hartalega Holdings Bhd.	603,000	371,243
Hoya Corp.	5,100	506,375
Straumann Holding AG (Registered)	5,070	680,330
Top Glove Corp. Bhd.	735,000	159,370

		1,717,318

Health Care Providers & Services - 0.1%
Hapvida Participacoes e Investimentos SA*(a)	77,728	92,112

Hotels, Restaurants & Leisure - 2.2%
Aristocrat Leisure Ltd.	7,740	190,654
Evolution AB(a)	6,450	618,988
OPAP SA	41,370	571,157
Yum China Holdings, Inc.	5,250	255,728

		1,636,527

Household Durables - 2.1%
Barratt Developments plc	26,460	161,318
Bellway plc	5,100	151,803
Electrolux AB, Class B(b)	6,750	96,584
Haier Smart Home Co. Ltd., Class H	60,000	191,850
JS Global Lifestyle Co. Ltd.(a)(b)	135,000	162,174
Man Wah Holdings Ltd.	156,000	122,218
Persimmon plc	22,500	515,844
Taylor Wimpey plc	111,990	173,213

		1,575,004

Independent Power and Renewable Electricity Producers - 0.0%(d)
Orron Energy ab(b)	4,230	5,186

Industrial Conglomerates - 1.3%
Melrose Industries plc(b)	121,710	237,789
Siemens AG (Registered)	6,330	700,559

		938,348

Insurance - 3.3%
Allianz SE (Registered)	3,390	612,927
AXA SA	16,470	377,017

Investments	Shares	Value ($)
BB Seguridade Participacoes SA	33,000	184,044
Legal & General Group plc	67,950	215,817
Manulife Financial Corp.	16,740	306,228
Powszechny Zaklad Ubezpieczen SA	24,210	158,098
Zurich Insurance Group AG	1,260	548,902

		2,403,033

Interactive Media & Services - 1.6%
Autohome, Inc., ADR	19,560	698,096
JOYY, Inc., ADR	4,080	105,631
Tencent Holdings Ltd.	9,000	351,750

		1,155,477

Internet & Direct Marketing Retail - 0.6%
ZOZO, Inc.	19,200	411,295

IT Services - 0.6%
Capgemini SE	1,320	249,470
Infosys Ltd.	8,520	166,581

		416,051

Machinery - 4.7%
Atlas Copco AB, Class A	26,850	310,818
Atlas Copco AB, Class B	4,680	48,098
Doosan Bobcat, Inc.	5,130	122,810
FANUC Corp.	3,900	666,049
Komatsu Ltd.	9,000	202,626
MINEBEA MITSUMI, Inc.	6,000	106,712
VAT Group AG(a)	2,130	614,578
Volvo AB, Class B	12,060	214,770
Wartsila OYJ Abp	43,680	380,714
Weichai Power Co. Ltd., Class H	120,000	171,824
Yaskawa Electric Corp.	13,000	449,869
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	270,000	140,333

		3,429,201

Marine - 4.3%
AP Moller - Maersk A/S, Class A	210	558,229
AP Moller - Maersk A/S, Class B	210	569,157
Hapag-Lloyd AG(a)	1,050	358,662
Mitsui OSK Lines Ltd.(b)	7,000	190,385
Nippon Yusen KK(b)	7,900	614,740
Orient Overseas International Ltd.(b)	18,000	625,995
Yang Ming Marine Transport Corp.	81,000	242,397

		3,159,565

Media - 0.2%
Publicis Groupe SA	3,300	174,635

Metals & Mining - 7.9%
Anglo American Platinum Ltd.	1,650	125,898
BHP Group Ltd.	84,000	2,267,236
China Hongqiao Group Ltd.	495,000	514,555
Fortescue Metals Group Ltd.	47,160	603,537
Gerdau SA (Preference)	30,000	141,168
Impala Platinum Holdings Ltd.	46,680	517,113
JFE Holdings, Inc.(b)	6,000	66,891
Kumba Iron Ore Ltd.	19,080	564,117
MMC Norilsk Nickel PJSC‡(c)	2,128	—
Rio Tinto plc	9,780	586,079

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Shares	Value ($)
Severstal PAO‡(c)	7,952	—
Vedanta Ltd.	140,160	449,686

		5,836,280

Multi-Utilities - 0.3%
Engie SA	17,760	218,394

Oil, Gas & Consumable Fuels - 8.7%
Adaro Energy Indonesia Tbk. PT	2,673,000	585,690
BP plc	165,420	805,198
Canadian Natural Resources Ltd.	19,500	1,076,088
China Petroleum & Chemical Corp., Class H	360,000	169,684
Exxaro Resources Ltd.	45,330	549,340
Keyera Corp.(b)	6,540	169,401
Neste OYJ	5,100	260,427
Ovintiv, Inc.	13,350	682,052
Pembina Pipeline Corp.(b)	6,060	231,220
Petroleo Brasileiro SA (Preference)	66,000	433,605
Shell plc	6,150	163,075
TotalEnergies SE(b)	21,390	1,085,281
Woodside Energy Group Ltd.	10,321	230,318

		6,441,379

Personal Products - 2.3%
Haleon plc*	36,627	130,060
L’Oreal SA	4,140	1,553,879

		1,683,939

Pharmaceuticals - 3.2%
Astellas Pharma, Inc.	16,900	263,964
China Medical System Holdings Ltd.	240,000	382,170
GSK plc	30,311	637,233
Novartis AG (Registered)	810	69,493
Novo Nordisk A/S, Class B	180	21,052
Orion OYJ, Class B	11,190	531,815
Roche Holding AG	630	208,633
Takeda Pharmaceutical Co. Ltd.	7,200	211,448

		2,325,808

Professional Services - 1.6%
Adecco Group AG (Registered)	3,090	108,462
Nihon M&A Center Holdings, Inc.	18,000	237,710
Recruit Holdings Co. Ltd.	22,400	830,132

		1,176,304

Real Estate Management & Development - 1.5%
China Evergrande Group*(b)(c)	928,000	134,003
China Resources Land Ltd.	60,000	250,322
Country Garden Holdings Co. Ltd.(b)	256,001	98,814
Daiwa House Industry Co. Ltd.	3,000	73,917
Land & Houses PCL, NVDR	858,000	198,126
Logan Group Co. Ltd.‡(b)(c)	377,000	78,480
NEPI Rockcastle SA	27,330	150,304
Sunac Services Holdings Ltd.(a)	270,000	115,912

		1,099,878

Road & Rail - 0.8%
Aurizon Holdings Ltd.	207,390	581,761

Investments	Shares	Value ($)
Semiconductors & Semiconductor Equipment - 9.6%
Advantest Corp.	6,500	381,781
ASM International NV	2,160	656,549
ASML Holding NV	4,770	2,701,316
Globalwafers Co. Ltd.	8,000	121,305
Lasertec Corp.	3,400	491,874
MediaTek, Inc.	12,000	273,738
Nanya Technology Corp.	60,000	104,806
Novatek Microelectronics Corp.	45,000	398,283
Phison Electronics Corp.	12,000	117,431
Silergy Corp.	24,000	445,676
Taiwan Semiconductor Manufacturing Co. Ltd.	56,000	952,006
Tokyo Electron Ltd.	1,200	413,109

		7,057,874

Software - 0.8%
Nemetschek SE	2,280	151,112
SAP SE	4,470	413,305

		564,417

Specialty Retail - 1.3%
Fast Retailing Co. Ltd.(b)	300	180,022
Industria de Diseno Textil SA	23,280	562,340
USS Co. Ltd.	12,000	233,895

		976,257

Technology Hardware, Storage & Peripherals - 1.2%
Quanta Computer, Inc.*	67,000	189,312
Samsung Electronics Co. Ltd.	8,160	385,670
Samsung Electronics Co. Ltd. (Preference)	6,780	297,483

		872,465

Textiles, Apparel & Luxury Goods - 1.4%
Burberry Group plc	8,250	180,308
Eclat Textile Co. Ltd.	10,000	136,268
LVMH Moet Hennessy Louis Vuitton SE	120	82,592
Moncler SpA	1,530	75,928
Pandora A/S	7,800	574,276

		1,049,372

Tobacco - 1.6%
Imperial Brands plc	27,540	602,907
Japan Tobacco, Inc.	33,500	598,438

		1,201,345

Trading Companies & Distributors - 2.0%
Ashtead Group plc	9,630	538,008
Ferguson plc	5,190	649,887
Rexel SA	8,670	153,115
Toyota Tsusho Corp.	5,000	168,911

		1,509,921

Wireless Telecommunication Services - 0.7%
SoftBank Group Corp.	9,000	377,441
Total Access Communication PCL, NVDR	45,000	55,623
Vodafone Group plc	56,940	83,703

		516,767

TOTAL COMMON STOCKS (COST $80,924,953)		71,691,043

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Investments	Number of Rights	Value ($)
RIGHTS - 0.0%(d)

Banks - 0.0%(d)
Australia & New Zealand Banking Group Ltd., expiring 8/15/2022, price 18.90 AUD* (Cost $–)	1,328	3,688

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(e) - 1.8%

REPURCHASE AGREEMENTS - 1.8%
Citigroup Global Markets, Inc., 2.25%, dated 7/31/2022, due 8/1/2022, repurchase price $1,349,960, collateralized by various U.S. Treasury Securities, ranging from 0.13% - 6.13%, maturing 1/31/2029 - 2/15/2050; total market value $1,377,699 (Cost $1,349,876)	1,349,876	1,349,876

Total Investments - 99.1% (Cost $82,274,829)		73,044,607
Other assets less liabilities - 0.9%		630,994

Net Assets - 100.0%		73,675,601

*	Non-income producing security.
(a)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $4,294,325, collateralized in the form of cash with a value of $1,349,876 that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; $2,562,086 of collateral in the form of U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.50%, and maturity dates ranging from August 31, 2022 – May 15, 2052 and $879,835 of collateral in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 6.50%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $4,791,797.

(c)

Security fair valued as of July 31, 2022 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at July 31, 2022 amounted to $216,222, which represents approximately 0.29% of net assets of the Fund.

(d)	Represents less than 0.05% of net assets.
(e)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $1,349,876.
‡	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

Percentages	shown are based on Net Assets.

Abbreviations

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Futures Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following open futures contracts as of July 31, 2022:

	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value and Unrealized Appreciation
Long Contracts
MSCI EAFE E-Mini Index	26	09/16/2022	USD	$1,965,570	$67,476

					$67,476

Forward Foreign Currency Contracts

FlexShares® International Quality Dividend Dynamic Index Fund had the following outstanding contracts as of July 31, 2022:

Contracts to Receive		Counterparty	In Exchange For		Maturity Date	Unrealized Appreciation/ (Depreciation)
CAD	115,542	BNP Paribas SA	USD	90,009	09/21/2022	$148
CHF	35,000	Bank of Montreal	USD	36,733	09/21/2022	162
JPY	4,500,000	JPMorgan Chase Bank	USD	33,479	09/21/2022	324
SGD	8,000	Citibank NA	USD	5,769	09/21/2022	16
USD	80,416	JPMorgan Chase Bank	AUD	113,932	09/21/2022	849
USD	7,494	BNP Paribas SA	DKK	53,000	09/21/2022	208
USD	128,740	BNP Paribas SA	EUR	122,284	09/21/2022	3,602
USD	43,863	BNP Paribas SA	GBP	35,918	09/21/2022	102
USD	84,065	Citibank NA	HKD	658,298	09/21/2022	79

Total unrealized appreciation						$5,490

EUR	45,000	Toronto-Dominion Bank (The)	USD	47,867	09/21/2022	$(1,817)
USD	153,678	BNP Paribas SA	CHF	151,272	09/21/2022	(5,783)
USD	226,819	UBS AG	JPY	30,224,060	09/21/2022	(222)
USD	11,573	JPMorgan Chase Bank	NOK	114,000	09/21/2022	(232)

Total unrealized depreciation						$(8,054)

Net unrealized depreciation						$(2,564)

Abbreviations:

AUD — Australian Dollar
CAD — Canadian Dollar
CHF — Swiss Franc
DKK — Danish Krone
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
NOK — Norwegian Krone
SGD — Singapore Dollar
USD — US Dollar

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

FlexShares® International Quality Dividend Dynamic Index Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	6.5%
Austria	0.7
Belgium	0.2
Brazil	1.6
Canada	6.4
Chile	0.1
China	10.1
Denmark	2.3
Finland	1.6
France	6.8
Germany	5.3
Greece	0.8
Hong Kong	0.4
India	0.8
Indonesia	0.8
Italy	0.5
Japan	13.6
Malaysia	0.7
Mexico	0.2
Netherlands	5.2
Norway	0.3
Poland	0.7
Singapore	0.7
South Africa	2.8
South Korea	2.4
Spain	2.3
Sweden	4.0
Switzerland	3.8
Taiwan	4.2
Thailand	0.3
Turkey	1.4
United Kingdom	9.8
Other[1]	2.7

100.0%

[1]	Includes any non-equity securities, securities lending reinvestments and net other assets (liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® International Quality Dividend Dynamic Index Fund (cont.)

Security Type	% of Net Assets
Common Stocks	97.3%
Rights	0.0 †
Securities Lending Reinvestments	1.8
Others(1)	0.9

100.0%

†	Amount represents less than 0.05%.
(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 100.0%

U.S. Treasury Inflation Linked Bonds
2.38%, 1/15/2025	68,289,956	72,586,188
2.00%, 1/15/2026	149,525,161	160,537,969
2.38%, 1/15/2027	37,564,618	41,675,257
1.75%, 1/15/2028	34,202,668	37,424,761
3.63%, 4/15/2028	47,245,630	56,875,994
U.S. Treasury Inflation Linked Notes
0.63%, 1/15/2024	80,139,617	81,264,293
0.50%, 4/15/2024	58,131,773	58,891,152
0.13%, 7/15/2024	78,641,204	79,444,691
0.13%, 10/15/2024	62,311,233	62,788,762
0.25%, 1/15/2025(a)	78,931,757	79,768,368
0.13%, 4/15/2025	62,677,615	63,177,835
0.38%, 7/15/2025(a)	256,655,586	261,835,730
0.13%, 10/15/2025	196,203,120	198,563,432
0.63%, 1/15/2026	264,895,887	272,066,770
0.13%, 4/15/2026	225,690,394	227,561,293
0.13%, 7/15/2026(a)	69,956,906	70,859,352
0.13%, 10/15/2026	63,754,471	64,589,109
0.38%, 1/15/2027	72,574,569	74,084,346
0.13%, 4/15/2027	64,693,183	65,358,164
0.38%, 7/15/2027(a)	68,860,273	70,701,950
0.50%, 1/15/2028	72,993,014	74,920,932

TOTAL U.S. TREASURY OBLIGATIONS (COST $2,202,764,999)		2,174,976,348

Total Investments - 100.0% (Cost $2,202,764,999)		2,174,976,348
Other assets less liabilities - 0.0%(b)		1,070,925

Net Assets - 100.0%		2,176,047,273

(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $188,497,090, collateralized by $125,450 in U.S. Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from September 15, 2022 – May 15, 2052 and $197,232,644 in Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.50%, and maturity dates ranging from September 4, 2022 – June 30, 2120; a total value of $197,358,094.

(b)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	100.0%
Others(1)	0.0 †

100.0%

(1)	Includes any other net assets/(liabilities).
†	Amount represents less than 0.05%.

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
U.S. TREASURY OBLIGATIONS - 99.9%

U.S. Treasury Inflation Linked Bonds
2.00%, 1/15/2026	19,997,658	21,470,522
2.38%, 1/15/2027	16,259,594	18,038,856
1.75%, 1/15/2028	18,982,104	20,770,330
3.63%, 4/15/2028	21,129,782	25,436,795
2.50%, 1/15/2029	22,761,581	26,318,407
3.88%, 4/15/2029	41,420,987	51,874,012
3.38%, 4/15/2032	5,547,867	7,257,660
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2025	25,718,223	26,027,612
0.63%, 1/15/2026	35,253,352	36,207,680
0.13%, 4/15/2026	29,921,746	30,169,788
0.13%, 7/15/2026(a)	30,248,933	30,639,145
0.13%, 10/15/2026	27,556,839	27,917,597
0.38%, 1/15/2027	31,428,369	32,082,177
0.13%, 4/15/2027	28,388,351	28,680,155
0.38%, 7/15/2027	29,735,335	30,530,611
0.50%, 1/15/2028	54,268,987	55,702,360
0.75%, 7/15/2028	50,403,218	52,750,398
0.88%, 1/15/2029(a)	28,304,478	29,789,029
0.25%, 7/15/2029	30,660,926	31,168,391
0.13%, 1/15/2030(a)	31,439,878	31,529,279
0.13%, 7/15/2030(a)	32,988,197	33,164,891
0.13%, 1/15/2031	32,789,466	32,867,908
0.13%, 7/15/2031	34,382,400	34,494,701
0.13%, 1/15/2032	36,319,476	36,267,477
0.63%, 7/15/2032	11,904,235	12,536,061

TOTAL U.S. TREASURY OBLIGATIONS (COST $777,383,914)		763,691,842

Total Investments - 99.9% (Cost $777,383,914)		763,691,842
Other assets less liabilities - 0.1%		932,321

Net Assets - 100.0%		764,624,163

(a)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $80,612,312, collateralized in the form of Foreign Government Fixed Income Securities, interest rates ranging from 0.00% – 5.75%, and maturity dates ranging from August 3, 2022 – June 30, 2120; a total value of $83,828,258.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund (cont.)

Security Type	% of Net Assets
U.S. Treasury Obligations	99.9%
Others(1)	0.1

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Disciplined Duration MBS Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
MORTGAGE-BACKED SECURITIES - 98.0%

FHLMC
3.00%, 12/1/2026	102,394	102,779
3.00%, 1/1/2027	424,053	425,646
3.00%, 4/1/2027	351,275	352,595
2.50%, 1/1/2028	173,772	171,773
2.50%, 4/1/2028	547,471	543,950
2.00%, 6/1/2028	300,142	293,840
2.50%, 1/1/2029	39,707	39,201
2.50%, 1/1/2030	445,506	441,099
2.00%, 8/1/2031	140,946	136,582
2.00%, 10/1/2031	30,790	29,837
3.00%, 4/1/2033	123,034	123,292
3.00%, 6/1/2033	99,937	100,146
5.00%, 5/1/2034	49,500	52,496
5.00%, 7/1/2034	254,322	270,573
3.00%, 5/1/2035	16,992	17,027
5.00%, 7/1/2035	253,136	269,248
5.00%, 8/1/2035	98,428	104,683
5.00%, 10/1/2035	17,266	18,312
3.00%, 11/1/2035	19,978	20,020
5.00%, 11/1/2035	156,091	166,066
5.00%, 12/1/2035	98,434	104,701
6.00%, 1/1/2037	64,010	69,781
6.00%, 4/1/2037	34,336	37,432
6.00%, 5/1/2037	55,793	60,823
5.00%, 2/1/2038	49,035	52,148
5.00%, 7/1/2038	145,964	155,276
5.00%, 10/1/2038	44,236	47,043
5.00%, 11/1/2038	167,372	177,521
5.00%, 12/1/2038	280,556	295,858
5.00%, 2/1/2039	119,468	127,043
5.00%, 5/1/2039	65,421	69,391
5.00%, 6/1/2039	23,318	24,663
5.00%, 7/1/2039	49,607	52,619
5.00%, 9/1/2039	60,290	63,477
6.00%, 11/1/2039	34,651	37,775
5.00%, 12/1/2039	206,803	220,092
5.00%, 1/1/2040	15,543	16,542
5.00%, 3/1/2040	39,702	42,245
5.00%, 4/1/2040	18,429	19,611
6.00%, 4/1/2040	40,223	43,853
5.00%, 5/1/2040	16,645	17,656
6.00%, 5/1/2040	96,538	105,248
5.00%, 7/1/2040	90,912	96,598
6.00%, 7/1/2040	151,848	165,541
5.00%, 9/1/2040	90,115	95,892
4.00%, 1/1/2041	13,622	14,057
5.00%, 5/1/2041	132,409	139,728
5.00%, 7/1/2041	197,151	209,644
3.50%, 11/1/2041	60,159	60,929
3.00%, 3/1/2042	11,084	10,936

Investments	Principal Amount ($)	Value ($)
4.50%, 3/1/2042	501,638	523,475
3.00%, 4/1/2042	82,272	81,172
3.00%, 6/1/2042	68,255	67,343
3.00%, 8/1/2042	38,132	37,622
3.00%, 11/1/2042	264,564	261,028
3.00%, 12/1/2042	82,727	81,621
3.00%, 1/1/2043	42,462	41,894
3.00%, 2/1/2043	22,812	22,465
3.00%, 3/1/2043	117,543	115,972
3.00%, 4/1/2043	27,647	27,278
3.00%, 6/1/2043	17,768	17,530
3.00%, 10/1/2043	53,088	52,379
4.00%, 8/1/2044	12,266	12,619
5.00%, 8/1/2044	35,904	38,177
4.00%, 1/1/2045	37,320	38,394
4.00%, 2/1/2045	84,875	87,440
4.50%, 2/1/2045	420,748	434,965
4.00%, 8/1/2045	94,258	96,888
4.00%, 9/1/2045	15,948	16,399
4.00%, 10/1/2045	155,509	159,771
4.00%, 11/1/2045	32,617	33,514
4.00%, 12/1/2045	13,494	13,869
4.00%, 1/1/2046	40,880	42,006
2.50%, 9/1/2046	23,823	22,420
3.00%, 11/1/2046	27,592	26,908
FHLMC UMBS
3.00%, 8/1/2026	70,747	70,704
3.00%, 1/1/2027	107,169	107,487
3.00%, 2/1/2027	58,794	58,969
3.00%, 4/1/2027	381,801	382,713
2.50%, 6/1/2027	35,475	35,040
2.50%, 3/1/2028	1,173,738	1,159,366
3.00%, 8/1/2029	149,305	149,753
2.50%, 11/1/2030	49,849	49,236
3.00%, 5/1/2031	105,213	105,526
2.00%, 8/1/2031	34,391	33,299
2.00%, 11/1/2031	56,423	54,632
2.50%, 12/1/2031	745,095	735,984
2.00%, 1/1/2032	111,260	107,727
2.00%, 2/1/2032	114,962	111,029
2.00%, 12/1/2032	909,659	880,772
3.00%, 4/1/2033	1,911,484	1,917,194
5.00%, 8/1/2035	397,957	423,044
2.00%, 10/1/2035	1,279,649	1,220,707
1.50%, 2/1/2036	1,316,885	1,224,842
2.00%, 3/1/2036	844,931	808,080
1.50%, 4/1/2036	875,264	814,060
6.00%, 4/1/2036	425,152	463,035
2.50%, 10/1/2036	722,484	687,505
5.00%, 3/1/2038	55,746	59,253
5.00%, 7/1/2039	77,953	82,616
5.00%, 10/1/2039	27,790	29,550
5.00%, 1/1/2040	27,073	28,880
5.00%, 3/1/2040	45,388	48,258
5.00%, 5/1/2040	59,784	63,532

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.00%, 7/1/2040	116,171	107,806
6.00%, 7/1/2040	697,795	761,205
1.50%, 10/1/2040	586,545	522,937
3.50%, 12/1/2040	46,499	47,075
2.00%, 1/1/2041	182,858	169,690
2.00%, 2/1/2041	1,317,536	1,222,630
1.50%, 3/1/2041	769,029	685,595
2.00%, 3/1/2041	659,352	611,040
4.50%, 3/1/2041	79,195	82,438
1.50%, 4/1/2041	220,926	195,621
2.00%, 4/1/2041	172,735	160,078
4.50%, 4/1/2041	16,430	17,132
1.50%, 5/1/2041	674,877	601,656
2.50%, 6/1/2041	861,555	821,919
4.00%, 1/1/2042	63,234	65,200
5.00%, 2/1/2042	50,778	53,939
3.00%, 3/1/2042	120,370	118,441
3.50%, 11/1/2042	77,776	78,684
3.00%, 12/1/2042	528,530	521,041
3.50%, 1/1/2043	42,543	43,689
3.50%, 2/1/2043	28,492	28,757
2.50%, 6/1/2043	415,344	392,115
4.00%, 12/1/2043	12,172	12,513
4.50%, 3/1/2044	58,900	61,399
4.00%, 6/1/2044	4,483	4,609
4.50%, 7/1/2044	21,788	22,668
4.00%, 8/1/2044	13,254	13,625
4.00%, 12/1/2044	801,972	812,932
4.50%, 12/1/2044	13,995	14,591
5.00%, 12/1/2044	137,054	144,409
4.00%, 2/1/2045	16,975	17,474
4.50%, 9/1/2045	15,033	15,464
4.00%, 10/1/2045	42,687	43,837
4.00%, 12/1/2045	21,618	22,217
4.50%, 12/1/2045	695,139	723,908
3.00%, 1/1/2046	45,857	45,089
3.50%, 1/1/2046	799,152	804,518
4.00%, 1/1/2046	36,531	37,552
4.00%, 2/1/2046	1,144,041	1,177,143
4.50%, 4/1/2046	36,141	37,671
2.50%, 10/1/2046	897,767	849,745
2.50%, 12/1/2046	131,700	123,839
4.50%, 3/1/2047	491,936	510,029
4.50%, 8/1/2048	475,336	490,929
4.50%, 4/1/2050	921,173	945,211
4.50%, 1/1/2051	1,031,567	1,061,629
FNMA UMBS
3.50%, 12/1/2025	871,367	881,125
4.00%, 5/1/2026	877,136	893,915
3.00%, 11/1/2026	940,966	943,757
3.00%, 12/1/2026	280,071	280,902
3.50%, 12/1/2026	468,230	473,492
3.00%, 1/1/2027	97,113	97,401
3.00%, 2/1/2027	107,913	108,233
3.00%, 6/1/2027	361,698	362,775
3.00%, 8/1/2027	371,593	371,508
3.00%, 10/1/2027	101,230	101,532
3.00%, 11/1/2027	133,147	133,498

Investments	Principal Amount ($)	Value ($)
2.50%, 12/1/2027	247,604	244,561
2.50%, 1/1/2028	706,523	697,826
2.50%, 4/1/2028	83,562	82,534
2.50%, 9/1/2028	64,837	64,041
3.50%, 12/1/2028	118,734	120,487
3.00%, 2/1/2029	166,056	166,551
2.50%, 3/1/2029	304,779	301,527
3.50%, 12/1/2029	1,885,789	1,908,333
2.50%, 7/1/2030	288,866	285,785
3.00%, 7/1/2030	1,083,234	1,086,432
3.00%, 9/1/2030	1,544,414	1,548,988
3.50%, 10/1/2030	61,180	62,934
3.50%, 11/1/2030	10,808	11,118
3.50%, 12/1/2030	216,881	221,167
2.50%, 3/1/2031	602,071	594,698
2.00%, 9/1/2031	28,231	27,334
2.00%, 11/1/2031	67,360	65,221
2.00%, 2/1/2032	62,915	60,760
3.50%, 10/1/2032	441,691	446,794
6.00%, 12/1/2032	12,051	13,122
6.00%, 4/1/2033	7,143	7,748
3.00%, 5/1/2033	113,776	113,923
3.00%, 6/1/2033	111,673	111,817
3.00%, 7/1/2033	14,365	14,383
3.00%, 10/1/2033	24,959	24,992
4.00%, 3/1/2034	894,724	911,804
6.00%, 3/1/2034	233,635	252,484
6.00%, 8/1/2034	38,923	42,394
6.50%, 9/1/2034	114,716	124,842
6.00%, 12/1/2034	182,249	198,492
3.00%, 2/1/2035	973,501	976,332
6.00%, 4/1/2035	686,761	742,789
5.00%, 8/1/2035	23,682	25,170
1.50%, 11/1/2035	894,129	831,412
6.00%, 11/1/2035	35,059	38,135
5.00%, 12/1/2035	53,384	56,745
2.00%, 1/1/2036	545,617	521,834
5.00%, 2/1/2036	198,785	210,946
4.50%, 6/1/2036	502,576	525,474
6.00%, 6/1/2036	47,389	51,617
2.00%, 7/1/2036	1,058,214	1,009,733
2.50%, 7/1/2036	832,426	811,911
5.00%, 7/1/2036	22,460	23,871
6.50%, 8/1/2036	18,568	20,283
6.00%, 9/1/2036	751,510	818,437
2.50%, 11/1/2036	877,399	835,152
6.00%, 11/1/2036	45,931	50,030
1.50%, 2/1/2037	1,341,835	1,247,638
6.00%, 6/1/2037	100,473	106,651
6.00%, 8/1/2037	160,903	175,258
6.00%, 9/1/2037	22,086	24,057
6.50%, 10/1/2037	33,345	35,646
5.00%, 3/1/2038	55,609	59,099
5.00%, 5/1/2038	44,512	47,316
6.00%, 5/1/2038	15,475	16,857
6.00%, 9/1/2038	28,417	30,955
5.00%, 6/1/2039	53,334	56,693
5.00%, 10/1/2039	53,908	57,313

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.00%, 2/1/2040	43,719	46,892
5.00%, 3/1/2040	175,241	186,321
5.00%, 6/1/2040	16,748	17,753
6.00%, 6/1/2040	116,074	126,240
2.00%, 11/1/2040	755,088	700,844
2.00%, 12/1/2040	405,695	376,527
2.00%, 1/1/2041	190,659	176,934
3.50%, 1/1/2041	41,186	41,816
1.50%, 2/1/2041	848,060	751,241
2.50%, 2/1/2041	298,270	279,946
3.50%, 2/1/2041	25,416	25,742
4.50%, 2/1/2041	128,377	133,710
1.50%, 4/1/2041	457,611	408,186
2.00%, 5/1/2041	883,331	818,693
4.50%, 5/1/2041	42,306	44,070
5.00%, 5/1/2041	35,403	37,632
6.00%, 5/1/2041	26,670	29,051
4.50%, 6/1/2041	566,110	588,965
2.50%, 7/1/2041	877,427	837,062
5.00%, 7/1/2041	461,422	490,493
6.00%, 7/1/2041	748,609	819,570
4.50%, 8/1/2041	127,098	132,477
5.00%, 8/1/2041	70,789	75,258
4.00%, 9/1/2041	225,033	232,030
4.50%, 9/1/2041	78,580	81,748
3.50%, 10/1/2041	140,757	143,533
4.00%, 10/1/2041	56,947	58,718
5.00%, 10/1/2041	68,191	72,501
4.00%, 11/1/2041	83,046	85,622
4.00%, 12/1/2041	19,033	19,624
4.00%, 1/1/2042	173,609	179,002
4.50%, 1/1/2042	19,494	20,327
6.00%, 1/1/2042	79,049	86,529
3.00%, 3/1/2042	154,967	152,771
4.00%, 3/1/2042	90,056	93,092
3.00%, 4/1/2042	52,420	51,679
4.50%, 4/1/2042	103,626	108,046
3.50%, 5/1/2042	26,449	26,695
4.50%, 5/1/2042	76,028	79,275
3.50%, 6/1/2042	46,350	46,902
3.50%, 7/1/2042	144,723	147,017
4.00%, 7/1/2042	122,583	126,520
3.50%, 8/1/2042	44,453	45,162
3.00%, 9/1/2042	74,468	73,415
3.50%, 9/1/2042	15,182	15,368
4.00%, 9/1/2042	75,118	77,454
3.00%, 10/1/2042	157,706	155,473
3.50%, 10/1/2042	27,612	27,934
2.50%, 12/1/2042	252,983	238,849
3.00%, 12/1/2042	152,191	150,034
2.50%, 1/1/2043	8,187	7,731
3.00%, 1/1/2043	147,753	145,662
3.50%, 1/1/2043	41,602	42,088
4.00%, 1/1/2043	79,962	82,442
4.50%, 1/1/2043	202,759	211,387
2.50%, 2/1/2043	769,586	726,308
3.00%, 2/1/2043	200,874	198,028
3.50%, 2/1/2043	75,893	77,149

Investments	Principal Amount ($)	Value ($)
3.50%, 3/1/2043	93,184	95,021
2.50%, 5/1/2043	13,113	12,292
2.50%, 6/1/2043	7,074	6,665
4.00%, 8/1/2043	42,661	43,850
4.00%, 9/1/2043	104,796	108,016
4.50%, 9/1/2043	27,368	28,523
4.00%, 10/1/2043	124,391	127,673
4.00%, 11/1/2043	257,230	264,743
4.50%, 11/1/2043	97,309	101,463
4.50%, 12/1/2043	68,642	71,498
4.00%, 1/1/2044	99,859	102,649
4.50%, 2/1/2044	20,172	21,030
4.50%, 3/1/2044	115,003	121,778
5.00%, 3/1/2044	20,781	21,937
4.00%, 4/1/2044	1,001,761	1,026,778
4.50%, 4/1/2044	210,918	219,955
5.00%, 6/1/2044	32,810	34,719
4.00%, 10/1/2044	40,578	41,767
4.50%, 10/1/2044	9,546	9,951
4.50%, 12/1/2044	36,826	38,392
4.00%, 2/1/2045	29,005	29,814
4.50%, 2/1/2045	123,215	128,456
4.00%, 4/1/2045	26,999	27,754
4.00%, 8/1/2045	12,361	12,702
4.00%, 11/1/2045	64,220	65,945
4.50%, 11/1/2045	81,232	84,738
4.00%, 12/1/2045	329,748	339,060
4.00%, 2/1/2046	9,062	9,349
4.50%, 3/1/2046	135,219	140,567
4.00%, 4/1/2046	12,444	12,800
2.50%, 6/1/2046	79,238	74,822
4.50%, 6/1/2046	95,994	100,084
4.50%, 7/1/2046	19,028	19,749
4.50%, 8/1/2046	16,081	16,745
2.50%, 9/1/2046	131,832	124,012
2.50%, 10/1/2046	64,444	60,620
4.50%, 10/1/2046	32,411	33,602
2.50%, 12/1/2046	21,971	20,615
4.50%, 1/1/2047	29,006	30,041
4.00%, 2/1/2047	32,746	33,633
4.50%, 2/1/2047	36,806	38,371
2.50%, 3/1/2047	138,603	130,408
4.50%, 3/1/2047	197,618	206,973
4.50%, 5/1/2047	590,650	607,002
4.50%, 7/1/2047	86,765	90,447
5.00%, 7/1/2047	266,515	283,235
3.50%, 2/1/2048	1,229,484	1,235,687
4.50%, 4/1/2048	795,235	829,036
4.00%, 7/1/2048	142,201	146,077
4.50%, 11/1/2048	642,218	659,369
6.00%, 2/1/2049	96,447	106,384
2.50%, 7/1/2049	1,431,091	1,355,382
4.50%, 10/1/2049	770,929	790,755
2.50%, 11/1/2049	412,567	388,744
4.50%, 11/1/2049	997,333	1,033,937
4.00%, 1/1/2050	941,534	955,606
FNMA/FHLMC UMBS, 15 Year, Single Family
TBA 2.00%, 8/25/2037	1,600,000	1,524,165

See Accompanying Notes to the Schedules of Investments.

FlexShares® Disciplined Duration MBS Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TBA 2.50%, 8/25/2037	2,000,000	1,949,219
TBA 3.00%, 8/25/2037	600,000	596,156
GNMA
6.00%, 3/15/2033	52,805	58,411
5.50%, 8/20/2033	31,654	34,187
5.50%, 11/20/2033	29,164	30,568
6.00%, 12/15/2033	85,494	93,227
5.50%, 3/20/2034	35,956	38,839
5.50%, 7/20/2034	22,621	24,432
5.50%, 9/20/2034	9,598	10,015
6.00%, 2/15/2035	22,990	25,320
5.50%, 3/20/2036	71,749	76,983
5.50%, 9/20/2038	42,445	45,844
5.50%, 2/20/2039	70,442	76,080
4.50%, 5/15/2039	2,188,499	2,297,514
5.00%, 11/15/2039	2,077,197	2,188,345
4.00%, 6/15/2040	343,445	356,819
4.00%, 8/15/2040	340,713	354,017
4.00%, 11/15/2040	254,929	265,241
5.50%, 12/20/2040	20,526	22,146
5.50%, 1/20/2041	21,292	23,009
5.50%, 5/20/2041	124,932	134,941
4.00%, 9/15/2041	1,020,375	1,052,296
4.50%, 11/15/2041	448,067	468,903
5.50%, 11/20/2041	213,070	230,060
5.50%, 12/20/2041	53,415	56,733
5.50%, 2/20/2042	15,009	16,217
3.50%, 6/15/2042	487,086	497,633
2.50%, 3/20/2043	44,615	42,381
2.50%, 5/20/2043	64,371	61,149

Investments	Principal Amount ($)	Value ($)
5.50%, 3/20/2044	63,864	68,956
4.50%, 10/20/2044	130,662	137,569
2.50%, 11/20/2044	37,087	35,246
5.00%, 6/20/2045	173,395	183,452
4.00%, 8/15/2045	1,956,735	2,006,756
4.50%, 12/20/2045	272,849	287,354
5.50%, 3/20/2046	567,133	608,744
5.00%, 5/20/2046	387,806	411,626
3.50%, 6/15/2046	2,307,816	2,356,992
2.50%, 10/20/2046	1,093,936	1,039,238
5.50%, 2/20/2047	267,337	288,849
5.50%, 7/20/2049	11,133	11,702
2.50%, 8/20/2050	1,123,132	1,071,814
2.50%, 3/20/2051	1,074,523	1,021,981
3.00%, 4/20/2051	355,436	347,922
3.50%, 12/20/2051	961,850	960,086
4.00%, 12/20/2051	759,855	770,081

TOTAL MORTGAGE-BACKED SECURITIES (COST $113,280,321)		107,961,480

Total Investments - 98.0% (Cost $113,280,321)		107,961,480
Other assets less liabilities - 2.0%		2,192,885

Net Assets - 100.0%		110,154,365

Percentages shown are based on Net Assets.

Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities

Security Type	% of Net Assets
Mortgage-Backed Securities	98.0%
Others(1)	2.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Corporate Bond Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 98.1%

Aerospace & Defense - 1.2%
Boeing Co. (The)
5.15%, 5/1/2030	100,000	101,187
General Dynamics Corp.
3.50%, 5/15/2025	375,000	377,822
3.75%, 5/15/2028	600,000	607,384
L3Harris Technologies, Inc.
4.40%, 6/15/2028	500,000	504,535
Leidos, Inc.
4.38%, 5/15/2030	250,000	238,539
Lockheed Martin Corp.
3.55%, 1/15/2026	151,000	153,554
Northrop Grumman Corp.
3.25%, 1/15/2028	500,000	489,641
Precision Castparts Corp.
3.25%, 6/15/2025	135,000	135,674

		2,608,336

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.
4.20%, 4/15/2028	210,000	207,988
United Parcel Service, Inc.
4.45%, 4/1/2030	50,000	53,308

		261,296

Banks - 28.8%
Banco Santander SA
5.18%, 11/19/2025	150,000	151,462
1.72%, 9/14/2027(a)	600,000	529,943
Bank of America Corp.
Series L, 3.95%, 4/21/2025	450,000	450,629
4.45%, 3/3/2026	450,000	456,801
3.38%, 4/2/2026(a)	2,000,000	1,955,415
1.73%, 7/22/2027(a)	360,000	326,809
Series L, 4.18%, 11/25/2027	525,000	523,894
3.82%, 1/20/2028(a)	500,000	491,020
3.71%, 4/24/2028(a)	5,000	4,873
3.42%, 12/20/2028(a)	200,000	191,486
4.27%, 7/23/2029(a)	300,000	298,484
3.97%, 2/7/2030(a)	300,000	291,380
3.19%, 7/23/2030(a)	250,000	230,860
2.50%, 2/13/2031(a)	600,000	525,067
2.59%, 4/29/2031(a)	188,000	164,993
1.90%, 7/23/2031(a)	250,000	207,097
2.69%, 4/22/2032(a)	162,000	141,260
2.30%, 7/21/2032(a)	500,000	420,805
2.57%, 10/20/2032(a)	250,000	214,828
3.85%, 3/8/2037(a)	200,000	181,250
Bank of Montreal
3.80%, 12/15/2032(a)	500,000	469,703
3.09%, 1/10/2037(a)	25,000	20,943

Investments	Principal Amount ($)	Value ($)
Bank of Nova Scotia (The)
4.50%, 12/16/2025	350,000	354,674
Series 2, 3.62%, 10/27/2081(a)	250,000	192,430
BankUnited, Inc.
5.13%, 6/11/2030	250,000	251,038
Barclays plc
4.38%, 9/11/2024	440,000	438,520
3.65%, 3/16/2025	150,000	147,710
5.20%, 5/12/2026	250,000	252,450
4.84%, 5/9/2028	300,000	291,567
2.67%, 3/10/2032(a)	50,000	41,109
Canadian Imperial Bank of Commerce
2.25%, 1/28/2025	300,000	289,602
Citigroup, Inc.
3.35%, 4/24/2025(a)	600,000	593,268
4.40%, 6/10/2025	825,000	833,952
5.50%, 9/13/2025	650,000	678,203
4.60%, 3/9/2026	380,000	387,149
3.11%, 4/8/2026(a)	500,000	486,470
3.40%, 5/1/2026	160,000	157,513
3.20%, 10/21/2026	300,000	293,429
4.45%, 9/29/2027	1,000,000	1,003,704
3.89%, 1/10/2028(a)	500,000	489,480
3.67%, 7/24/2028(a)	500,000	484,533
2.98%, 11/5/2030(a)	500,000	452,122
2.67%, 1/29/2031(a)	500,000	442,125
4.41%, 3/31/2031(a)	636,000	630,274
2.57%, 6/3/2031(a)	250,000	217,947
2.56%, 5/1/2032(a)	50,000	43,112
3.06%, 1/25/2033(a)	400,000	355,365
Citizens Financial Group, Inc.
3.25%, 4/30/2030	200,000	183,522
Comerica, Inc.
3.70%, 7/31/2023	200,000	200,113
Cooperatieve Rabobank UA
3.75%, 7/21/2026	250,000	243,559
Discover Bank
4.20%, 8/8/2023	400,000	401,852
2.45%, 9/12/2024	500,000	482,154
4.65%, 9/13/2028	250,000	244,007
Fifth Third Bancorp
4.30%, 1/16/2024	200,000	201,885
3.65%, 1/25/2024	450,000	449,895
2.55%, 5/5/2027	200,000	187,233
4.06%, 4/25/2028(a)	500,000	497,080
Fifth Third Bank NA
3.85%, 3/15/2026	350,000	347,404
HSBC Holdings plc
3.80%, 3/11/2025(a)	450,000	444,568
4.25%, 8/18/2025	1,040,000	1,033,087
3.90%, 5/25/2026	950,000	945,687
4.29%, 9/12/2026(a)	650,000	642,181
4.04%, 3/13/2028(a)	490,000	472,090

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.58%, 6/19/2029(a)	670,000	655,938
4.95%, 3/31/2030	250,000	252,390
3.97%, 5/22/2030(a)	590,000	554,351
2.36%, 8/18/2031(a)	50,000	41,241
2.80%, 5/24/2032(a)	200,000	167,624
Huntington Bancshares, Inc.
4.00%, 5/15/2025	150,000	151,055
2.55%, 2/4/2030	200,000	176,695
ING Groep NV
3.55%, 4/9/2024	150,000	148,961
1.73%, 4/1/2027(a)	500,000	451,378
4.02%, 3/28/2028(a)	500,000	484,605
4.55%, 10/2/2028	300,000	298,427
4.05%, 4/9/2029	200,000	192,716
JPMorgan Chase & Co.
0.65%, 9/16/2024(a)	285,000	274,523
4.02%, 12/5/2024(a)	40,000	40,065
2.30%, 10/15/2025(a)	120,000	115,220
2.00%, 3/13/2026(a)	115,000	108,854
2.08%, 4/22/2026(a)	500,000	473,813
3.96%, 1/29/2027(a)	750,000	742,051
1.58%, 4/22/2027(a)	250,000	227,209
8.00%, 4/29/2027	200,000	233,359
3.63%, 12/1/2027	200,000	196,188
3.78%, 2/1/2028(a)	925,000	909,235
4.01%, 4/23/2029(a)	130,000	127,378
4.20%, 7/23/2029(a)	400,000	395,168
4.45%, 12/5/2029(a)	500,000	500,337
3.70%, 5/6/2030(a)	250,000	239,692
2.74%, 10/15/2030(a)	200,000	179,741
4.49%, 3/24/2031(a)	150,000	151,254
2.96%, 5/13/2031(a)	500,000	448,018
1.95%, 2/4/2032(a)	225,000	187,434
2.96%, 1/25/2033(a)	100,000	89,178
4.59%, 4/26/2033(a)	250,000	253,789
4.91%, 7/25/2033(a)	500,000	522,010
KeyCorp
2.25%, 4/6/2027	300,000	278,917
4.10%, 4/30/2028	200,000	199,177
2.55%, 10/1/2029	150,000	133,702
Lloyds Banking Group plc
4.05%, 8/16/2023	250,000	250,988
Mitsubishi UFJ Financial Group, Inc.
3.41%, 3/7/2024	50,000	49,740
2.19%, 2/25/2025	700,000	669,491
3.68%, 2/22/2027	300,000	295,352
3.29%, 7/25/2027	700,000	673,321
2.34%, 1/19/2028(a)	500,000	457,675
3.74%, 3/7/2029	200,000	192,270
3.20%, 7/18/2029	500,000	463,224
2.05%, 7/17/2030	100,000	83,968
2.31%, 7/20/2032(a)	500,000	415,913
Mizuho Financial Group, Inc.
2.23%, 5/25/2026(a)	700,000	659,592
1.23%, 5/22/2027(a)	500,000	442,229
3.17%, 9/11/2027	450,000	424,116
4.02%, 3/5/2028	340,000	330,967

Investments	Principal Amount ($)	Value ($)
4.25%, 9/11/2029(a)	500,000	486,498
3.15%, 7/16/2030(a)	150,000	135,483
2.59%, 5/25/2031(a)	250,000	214,159
2.56%, 9/13/2031	50,000	41,072
NatWest Group plc
5.08%, 1/27/2030(a)	750,000	749,628
4.44%, 5/8/2030(a)	950,000	916,371
PNC Bank NA
3.88%, 4/10/2025	250,000	250,200
3.25%, 1/22/2028	200,000	194,453
4.05%, 7/26/2028	250,000	247,302
2.70%, 10/22/2029	500,000	448,655
PNC Financial Services Group, Inc. (The)
3.90%, 4/29/2024	550,000	552,613
3.15%, 5/19/2027	80,000	77,782
2.55%, 1/22/2030	250,000	224,195
Royal Bank of Canada
4.65%, 1/27/2026	550,000	562,604
Santander Holdings USA, Inc.
4.50%, 7/17/2025	190,000	190,118
4.40%, 7/13/2027	450,000	440,437
Santander UK Group Holdings plc
3.82%, 11/3/2028(a)	200,000	188,515
Sumitomo Mitsui Financial Group, Inc.
2.70%, 7/16/2024	740,000	723,678
2.35%, 1/15/2025	200,000	192,642
1.47%, 7/8/2025	500,000	467,200
3.78%, 3/9/2026	50,000	49,753
2.63%, 7/14/2026	550,000	522,572
1.40%, 9/17/2026	450,000	405,539
3.45%, 1/11/2027	110,000	106,953
3.36%, 7/12/2027	400,000	385,803
1.90%, 9/17/2028	240,000	207,364
4.31%, 10/16/2028	450,000	446,795
2.47%, 1/14/2029	500,000	446,069
3.04%, 7/16/2029	300,000	274,144
2.72%, 9/27/2029	250,000	223,346
2.75%, 1/15/2030	200,000	178,518
2.13%, 7/8/2030	250,000	211,674
2.14%, 9/23/2030	250,000	205,699
SVB Financial Group
3.13%, 6/5/2030	500,000	442,405
Toronto-Dominion Bank (The)
0.45%, 9/11/2023	450,000	436,945
3.25%, 3/11/2024	450,000	448,827
1.25%, 9/10/2026	350,000	316,796
3.62%, 9/15/2031(a)	200,000	193,428
4.46%, 6/8/2032	250,000	254,512
Truist Bank
3.63%, 9/16/2025	250,000	248,158
3.30%, 5/15/2026	150,000	147,038
Truist Financial Corp.
2.85%, 10/26/2024	100,000	99,197
4.00%, 5/1/2025	160,000	161,681
1.89%, 6/7/2029(a)	20,000	17,695
US Bancorp
3.38%, 2/5/2024	200,000	200,715

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.95%, 11/17/2025	200,000	203,632
3.90%, 4/26/2028	500,000	504,443
3.00%, 7/30/2029	200,000	186,821
Wells Fargo & Co.
3.00%, 2/19/2025	450,000	445,277
3.55%, 9/29/2025	930,000	927,692
2.41%, 10/30/2025(a)	500,000	481,605
3.00%, 4/22/2026	450,000	438,368
4.10%, 6/3/2026	240,000	240,881
3.20%, 6/17/2027(a)	1,000,000	961,020
4.30%, 7/22/2027	1,000,000	1,014,640
3.53%, 3/24/2028(a)	500,000	483,458
3.58%, 5/22/2028(a)	1,110,000	1,074,415
2.39%, 6/2/2028(a)	850,000	779,916
2.88%, 10/30/2030(a)	450,000	408,304
2.57%, 2/11/2031(a)	450,000	397,287
Westpac Banking Corp.
1.15%, 6/3/2026	240,000	218,871
2.89%, 2/4/2030(a)	250,000	238,083
4.32%, 11/23/2031(a)	200,000	194,496
4.11%, 7/24/2034(a)	400,000	372,006
2.67%, 11/15/2035(a)	300,000	245,260

		64,795,310

Beverages - 1.0%
Coca-Cola Co. (The)
1.00%, 3/15/2028	450,000	400,916
3.45%, 3/25/2030	150,000	151,083
2.25%, 1/5/2032	175,000	159,807
Constellation Brands, Inc.
4.65%, 11/15/2028	300,000	304,815
3.15%, 8/1/2029	500,000	467,438
Keurig Dr Pepper, Inc.
3.95%, 4/15/2029	300,000	298,487
PepsiCo, Inc.
7.00%, 3/1/2029	360,000	435,107

		2,217,653

Biotechnology - 2.8%
AbbVie, Inc.
3.80%, 3/15/2025	1,000,000	1,004,712
2.95%, 11/21/2026	500,000	488,066
4.25%, 11/14/2028	1,000,000	1,020,849
3.20%, 11/21/2029	1,500,000	1,431,127
Amgen, Inc.
2.60%, 8/19/2026	450,000	436,405
2.20%, 2/21/2027	250,000	237,417
3.00%, 2/22/2029	500,000	478,414
2.45%, 2/21/2030	250,000	228,097
Gilead Sciences, Inc.
3.65%, 3/1/2026	280,000	281,660
2.95%, 3/1/2027	750,000	728,839

		6,335,586

Building Products - 0.6%
Allegion plc
3.50%, 10/1/2029	250,000	228,389
Carlisle Cos., Inc.
3.75%, 12/1/2027	150,000	145,639

Investments	Principal Amount ($)	Value ($)
Carrier Global Corp.
2.72%, 2/15/2030	250,000	225,142
Lennox International, Inc.
1.35%, 8/1/2025	450,000	417,590
Masco Corp.
3.50%, 11/15/2027	450,000	432,719

		1,449,479

Capital Markets - 6.3%
Ameriprise Financial, Inc.
2.88%, 9/15/2026	50,000	48,614
Ares Capital Corp.
2.15%, 7/15/2026	500,000	432,615
2.88%, 6/15/2028	290,000	239,387
Bain Capital Specialty Finance, Inc.
2.55%, 10/13/2026	175,000	151,795
Bank of New York Mellon Corp. (The)
2.45%, 8/17/2026	100,000	96,346
1.65%, 7/14/2028	250,000	222,949
BlackRock, Inc.
3.20%, 3/15/2027	150,000	150,354
3.25%, 4/30/2029	350,000	342,243
Blackstone Secured Lending Fund
3.63%, 1/15/2026	700,000	662,150
2.13%, 2/15/2027	250,000	210,903
Cboe Global Markets, Inc.
3.65%, 1/12/2027	150,000	150,715
1.63%, 12/15/2030	100,000	84,054
Charles Schwab Corp. (The)
4.20%, 3/24/2025	300,000	305,391
3.20%, 1/25/2028	100,000	98,190
4.00%, 2/1/2029	400,000	403,161
CME Group, Inc.
3.00%, 3/15/2025	325,000	324,108
Credit Suisse AG
1.25%, 8/7/2026	400,000	356,718
Credit Suisse Group AG
3.75%, 3/26/2025	100,000	96,984
Deutsche Bank AG
3.70%, 5/30/2024	505,000	498,591
1.45%, 4/1/2025(a)	500,000	469,387
3.96%, 11/26/2025(a)	100,000	96,636
2.13%, 11/24/2026(a)	250,000	224,289
3.55%, 9/18/2031(a)	200,000	172,618
Goldman Sachs BDC, Inc.
3.75%, 2/10/2025	150,000	147,624
Goldman Sachs Group, Inc. (The)
4.00%, 3/3/2024	500,000	503,866
3.85%, 7/8/2024	500,000	502,744
3.50%, 1/23/2025	415,000	414,429
3.50%, 4/1/2025	500,000	497,724
1.43%, 3/9/2027(a)	250,000	225,984
1.54%, 9/10/2027(a)	500,000	447,595
Jefferies Group LLC
4.15%, 1/23/2030	200,000	185,625
Lazard Group LLC
3.75%, 2/13/2025	450,000	446,773
4.50%, 9/19/2028	250,000	246,765

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Moody’s Corp.
3.75%, 3/24/2025	250,000	251,566
4.25%, 2/1/2029	250,000	254,633
Morgan Stanley
0.79%, 5/30/2025(a)	500,000	469,860
2.72%, 7/22/2025(a)	500,000	487,094
3.13%, 7/27/2026	450,000	438,598
1.59%, 5/4/2027(a)	500,000	455,628
Nasdaq, Inc.
3.85%, 6/30/2026	165,000	166,672
1.65%, 1/15/2031	100,000	82,754
Owl Rock Capital Corp.
2.88%, 6/11/2028	200,000	163,730
S&P Global, Inc.
2.95%, 1/22/2027	150,000	146,944
4.75%, 8/1/2028(b)	500,000	525,229
2.70%, 3/1/2029(b)	1,000,000	942,349
State Street Corp.
3.55%, 8/18/2025	300,000	302,106

		14,144,490

Chemicals - 1.1%
Cabot Corp.
4.00%, 7/1/2029	250,000	238,038
Celanese US Holdings LLC
3.50%, 5/8/2024	150,000	147,711
Dow Chemical Co. (The)
7.38%, 11/1/2029	300,000	356,957
FMC Corp.
3.20%, 10/1/2026	150,000	144,842
Huntsman International LLC
4.50%, 5/1/2029	250,000	238,385
Nutrien Ltd.
4.20%, 4/1/2029	100,000	99,496
PPG Industries, Inc.
3.75%, 3/15/2028	200,000	200,670
Rohm and Haas Co.
7.85%, 7/15/2029	250,000	301,973
RPM International, Inc.
3.75%, 3/15/2027	50,000	48,639
4.55%, 3/1/2029	250,000	246,488
Sherwin-Williams Co. (The)
3.45%, 6/1/2027	500,000	493,684

		2,516,883

Commercial Services & Supplies - 0.8%
Cintas Corp. No. 2
3.70%, 4/1/2027	350,000	353,477
RELX Capital, Inc.
3.00%, 5/22/2030	200,000	185,689
Republic Services, Inc.
2.50%, 8/15/2024	567,000	556,297
3.38%, 11/15/2027	50,000	49,019
3.95%, 5/15/2028	150,000	150,855
Waste Connections, Inc.
4.25%, 12/1/2028	200,000	202,249
Waste Management, Inc.
3.15%, 11/15/2027	90,000	88,417

Investments	Principal Amount ($)	Value ($)
1.15%, 3/15/2028	250,000	218,417

		1,804,420

Communications Equipment - 0.3%
Cisco Systems, Inc.
2.20%, 9/20/2023	67,000	66,448
3.63%, 3/4/2024	250,000	252,805
2.95%, 2/28/2026	50,000	49,907
Motorola Solutions, Inc.
4.60%, 2/23/2028	100,000	100,199
4.60%, 5/23/2029	300,000	294,653

		764,012

Consumer Finance - 1.2%
AerCap Ireland Capital DAC
1.75%, 1/30/2026	300,000	265,692
Ally Financial, Inc.
8.00%, 11/1/2031	200,000	227,013
American Express Co.
4.05%, 5/3/2029	450,000	454,336
Capital One Financial Corp.
3.90%, 1/29/2024	50,000	50,053
3.30%, 10/30/2024	150,000	147,428
5.27%, 5/10/2033(a)	200,000	203,981
Synchrony Financial
4.50%, 7/23/2025	600,000	594,147
3.95%, 12/1/2027	450,000	423,178
5.15%, 3/19/2029	200,000	192,912
Toyota Motor Credit Corp.
3.05%, 1/11/2028	100,000	97,897

		2,656,637

Containers & Packaging - 0.2%
Amcor Finance USA, Inc.
4.50%, 5/15/2028	300,000	299,120
Avery Dennison Corp.
4.88%, 12/6/2028	150,000	154,211

		453,331

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc.
3.13%, 3/15/2026	330,000	331,374
Block Financial LLC
2.50%, 7/15/2028	350,000	310,704
National Rural Utilities Cooperative Finance Corp.
5.25%, 4/20/2046(a)	150,000	140,924
Voya Financial, Inc.
4.70%, 1/23/2048(a)	100,000	83,660

		866,662

Diversified Telecommunication Services - 0.8%
British Telecommunications plc
9.62%, 12/15/2030(c)	200,000	254,101
Deutsche Telekom International Finance BV
8.75%, 6/15/2030(c)	100,000	128,334
Verizon Communications, Inc.
4.33%, 9/21/2028	450,000	461,746
4.02%, 12/3/2029	175,000	176,005
1.68%, 10/30/2030	63,000	52,848
1.75%, 1/20/2031	450,000	377,563

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
2.55%, 3/21/2031	450,000	401,024

		1,851,621

Electric Utilities - 3.8%
American Electric Power Co., Inc.
Series J, 4.30%, 12/1/2028	295,000	295,446
3.88%, 2/15/2062(a)	100,000	84,648
Duke Energy Corp.
2.45%, 6/1/2030	300,000	264,882
3.25%, 1/15/2082(a)	250,000	197,416
Emera US Finance LP
3.55%, 6/15/2026	100,000	97,128
Enel Chile SA
4.88%, 6/12/2028	200,000	190,719
Eversource Energy
Series U, 1.40%, 8/15/2026	500,000	453,243
Series M, 3.30%, 1/15/2028	100,000	96,367
Fortis, Inc.
3.06%, 10/4/2026	150,000	143,277
Interstate Power & Light Co.
4.10%, 9/26/2028	200,000	202,230
ITC Holdings Corp.
3.35%, 11/15/2027	150,000	145,558
MidAmerican Energy Co.
3.65%, 4/15/2029	950,000	952,194
NextEra Energy Capital Holdings, Inc.
4.20%, 6/20/2024	1,000,000	1,015,626
1.90%, 6/15/2028	500,000	448,376
4.80%, 12/1/2077(a)	100,000	85,887
5.65%, 5/1/2079(a)	175,000	161,645
3.80%, 3/15/2082(a)	500,000	415,176
Pacific Gas and Electric Co.
3.15%, 1/1/2026	175,000	163,171
Public Service Electric and Gas Co.
3.20%, 5/15/2029	500,000	488,305
Sierra Pacific Power Co.
2.60%, 5/1/2026	20,000	19,272
Southern California Edison Co.
6.65%, 4/1/2029	150,000	163,988
Southern Co. (The)
4.48%, 8/1/2024(c)	500,000	504,749
Series B, 4.00%, 1/15/2051(a)	500,000	466,921
Series 21-A, 3.75%, 9/15/2051(a)	500,000	441,945
Southwestern Electric Power Co.
Series M, 4.10%, 9/15/2028	150,000	149,730
Virginia Electric and Power Co.
Series A, 3.80%, 4/1/2028	500,000	503,186
Series A, 2.88%, 7/15/2029	500,000	473,798

		8,624,883

Electrical Equipment - 0.5%
ABB Finance USA, Inc.
3.80%, 4/3/2028	250,000	250,460

Investments	Principal Amount ($)	Value ($)
Emerson Electric Co.
0.88%, 10/15/2026	150,000	136,175
2.00%, 12/21/2028	450,000	411,219
Hubbell, Inc.
3.35%, 3/1/2026	150,000	148,241
3.50%, 2/15/2028	200,000	196,073

		1,142,168

Electronic Equipment, Instruments & Components - 1.3%
Avnet, Inc.
4.63%, 4/15/2026	125,000	126,666
CDW LLC
4.13%, 5/1/2025	250,000	242,860
2.67%, 12/1/2026	450,000	410,424
4.25%, 4/1/2028	200,000	184,780
3.28%, 12/1/2028	250,000	220,223
Flex Ltd.
4.88%, 6/15/2029	200,000	195,600
Jabil, Inc.
4.25%, 5/15/2027	500,000	495,288
Keysight Technologies, Inc.
4.60%, 4/6/2027	150,000	153,379
Teledyne Technologies, Inc.
2.25%, 4/1/2028	225,000	199,508
Trimble, Inc.
4.90%, 6/15/2028	250,000	251,494
Tyco Electronics Group SA
3.70%, 2/15/2026	150,000	150,700
Vontier Corp.
2.40%, 4/1/2028	250,000	210,185

		2,841,107

Entertainment - 0.5%
Activision Blizzard, Inc.
3.40%, 6/15/2027	200,000	197,427
Electronic Arts, Inc.
4.80%, 3/1/2026	50,000	51,709
Netflix, Inc.
5.88%, 11/15/2028	800,000	831,920

		1,081,056

Equity Real Estate Investment Trusts (REITs) - 6.9%
Agree LP
2.00%, 6/15/2028	200,000	173,864
American Homes 4 Rent LP
4.90%, 2/15/2029	160,000	159,254
American Tower Corp.
2.75%, 1/15/2027	300,000	281,326
3.55%, 7/15/2027	400,000	387,056
3.80%, 8/15/2029	238,000	228,109
AvalonBay Communities, Inc.
3.45%, 6/1/2025	150,000	149,246
3.50%, 11/15/2025	50,000	49,542
2.45%, 1/15/2031	150,000	133,956
Boston Properties LP
3.25%, 1/30/2031	40,000	35,586
Brandywine Operating Partnership LP
4.10%, 10/1/2024	50,000	49,667
Brixmor Operating Partnership LP
4.05%, 7/1/2030	150,000	139,157

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Corporate Office Properties LP
2.00%, 1/15/2029	300,000	245,817
Crown Castle International Corp.
3.80%, 2/15/2028	200,000	194,765
3.10%, 11/15/2029	700,000	642,177
CubeSmart LP
4.00%, 11/15/2025	250,000	248,577
3.00%, 2/15/2030	200,000	180,994
Duke Realty LP
2.88%, 11/15/2029	50,000	46,220
EPR Properties
4.50%, 6/1/2027	100,000	92,971
4.95%, 4/15/2028	350,000	326,996
Equinix, Inc.
1.45%, 5/15/2026	410,000	373,678
2.00%, 5/15/2028	500,000	439,427
3.20%, 11/18/2029	250,000	230,953
ERP Operating LP
3.25%, 8/1/2027	45,000	43,460
Essex Portfolio LP
3.88%, 5/1/2024	150,000	149,939
4.00%, 3/1/2029	350,000	343,264
GLP Capital LP
5.38%, 11/1/2023	555,000	554,476
5.25%, 6/1/2025	200,000	198,505
5.38%, 4/15/2026	500,000	496,842
5.75%, 6/1/2028	500,000	499,875
Healthpeak Properties, Inc.
3.00%, 1/15/2030	250,000	226,847
Highwoods Realty LP
4.13%, 3/15/2028	200,000	194,867
4.20%, 4/15/2029	100,000	95,676
Host Hotels & Resorts LP
Series E, 4.00%, 6/15/2025	200,000	196,662
Series H, 3.38%, 12/15/2029	300,000	261,364
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028	300,000	257,789
Kilroy Realty LP
4.38%, 10/1/2025	350,000	348,359
4.25%, 8/15/2029	50,000	48,253
Life Storage LP
2.20%, 10/15/2030	150,000	124,187
LifeStorage LP
3.50%, 7/1/2026	200,000	193,351
Mid-America Apartments LP
3.95%, 3/15/2029	300,000	293,720
2.75%, 3/15/2030	150,000	134,960
National Retail Properties, Inc.
3.90%, 6/15/2024	450,000	450,146
3.50%, 10/15/2027	150,000	143,561
4.30%, 10/15/2028	90,000	89,211
Office Properties Income Trust
2.65%, 6/15/2026	160,000	133,473
Omega Healthcare Investors, Inc.
5.25%, 1/15/2026	250,000	250,804
4.75%, 1/15/2028	300,000	290,499

Investments	Principal Amount ($)	Value ($)
3.63%, 10/1/2029	150,000	130,285
Physicians Realty LP
4.30%, 3/15/2027	150,000	149,046
Piedmont Operating Partnership LP
3.15%, 8/15/2030	100,000	85,158
Prologis LP
2.25%, 4/15/2030	200,000	179,754
Public Storage
3.09%, 9/15/2027	200,000	194,028
1.85%, 5/1/2028	300,000	269,469
1.95%, 11/9/2028	450,000	400,567
Realty Income Corp.
4.63%, 11/1/2025	200,000	205,116
Sabra Health Care LP
5.13%, 8/15/2026	200,000	196,728
3.90%, 10/15/2029	150,000	135,323
Simon Property Group LP
3.38%, 10/1/2024	550,000	547,047
SITE Centers Corp.
3.63%, 2/1/2025	129,000	125,960
Spirit Realty LP
2.10%, 3/15/2028	250,000	213,534
3.40%, 1/15/2030	200,000	177,997
STORE Capital Corp.
4.50%, 3/15/2028	100,000	99,296
2.75%, 11/18/2030	250,000	211,227
Ventas Realty LP
3.50%, 2/1/2025	50,000	49,277
VICI Properties LP
5.13%, 5/15/2032	450,000	447,772
Welltower, Inc.
4.00%, 6/1/2025	200,000	200,006
3.10%, 1/15/2030	250,000	227,604
Weyerhaeuser Co.
4.00%, 4/15/2030	250,000	243,524
WP Carey, Inc.
4.60%, 4/1/2024	195,000	196,624
4.00%, 2/1/2025	100,000	100,011

		15,614,781

Food & Staples Retailing - 0.4%
Costco Wholesale Corp.
2.75%, 5/18/2024	250,000	248,631
3.00%, 5/18/2027	325,000	324,618
1.38%, 6/20/2027	300,000	277,223
Walmart, Inc.
1.80%, 9/22/2031	50,000	44,479

		894,951

Food Products - 1.4%
Campbell Soup Co.
4.15%, 3/15/2028	100,000	100,870
Flowers Foods, Inc.
3.50%, 10/1/2026	250,000	244,167
General Mills, Inc.
4.20%, 4/17/2028	200,000	204,918
Kellogg Co.
Series B, 7.45%, 4/1/2031	250,000	298,864

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
McCormick & Co., Inc.
3.40%, 8/15/2027	200,000	194,909
Mondelez International, Inc.
1.50%, 5/4/2025	400,000	380,524
2.75%, 4/13/2030	92,000	84,164
Tyson Foods, Inc.
4.35%, 3/1/2029	350,000	357,712
Unilever Capital Corp.
2.60%, 5/5/2024	700,000	693,382
2.90%, 5/5/2027	150,000	147,235
3.50%, 3/22/2028	40,000	40,249
2.13%, 9/6/2029	500,000	455,555

		3,202,549

Gas Utilities - 0.3%
Atmos Energy Corp.
3.00%, 6/15/2027	200,000	196,239
Eastern Energy Gas Holdings LLC
3.60%, 12/15/2024	4,000	3,969
National Fuel Gas Co.
5.20%, 7/15/2025	150,000	151,980
5.50%, 1/15/2026	275,000	281,554
4.75%, 9/1/2028	100,000	99,606

		733,348

Health Care Equipment & Supplies - 0.4%
Abbott Laboratories
3.88%, 9/15/2025	450,000	459,660
DH Europe Finance II Sarl
2.20%, 11/15/2024	250,000	242,232
Edwards Lifesciences Corp.
4.30%, 6/15/2028	150,000	151,769
Stryker Corp.
1.95%, 6/15/2030	50,000	43,226

		896,887

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.
3.45%, 12/15/2027	60,000	59,087
CVS Health Corp.
4.30%, 3/25/2028	109,000	110,887
Humana, Inc.
1.35%, 2/3/2027	50,000	44,927
3.95%, 3/15/2027	300,000	300,740
3.70%, 3/23/2029	500,000	491,672
Laboratory Corp. of America Holdings
3.60%, 2/1/2025	250,000	249,784
1.55%, 6/1/2026	250,000	229,882
McKesson Corp.
1.30%, 8/15/2026	500,000	454,477
Quest Diagnostics, Inc.
2.95%, 6/30/2030	200,000	183,725
UnitedHealth Group, Inc.
2.95%, 10/15/2027	250,000	246,361
3.85%, 6/15/2028	1,000,000	1,024,950
3.88%, 12/15/2028	15,000	15,395

		3,411,887

Investments	Principal Amount ($)	Value ($)
Hotels, Restaurants & Leisure - 0.5%
Marriott International, Inc.
Series EE, 5.75%, 5/1/2025	12,000	12,530
Series FF, 4.63%, 6/15/2030	250,000	245,307
Series HH, 2.85%, 4/15/2031	150,000	129,402
McDonald’s Corp.
3.50%, 7/1/2027	500,000	500,314
3.80%, 4/1/2028	90,000	90,638
3.60%, 7/1/2030	250,000	246,501

		1,224,692

Household Durables - 0.7%
DR Horton, Inc.
2.50%, 10/15/2024	200,000	193,643
1.30%, 10/15/2026	450,000	397,532
Lennar Corp.
4.50%, 4/30/2024	300,000	301,245
4.75%, 11/29/2027	210,000	212,098
PulteGroup, Inc.
5.50%, 3/1/2026	290,000	298,835
Whirlpool Corp.
4.75%, 2/26/2029	200,000	204,695

		1,608,048

Household Products - 0.5%
Colgate-Palmolive Co.
3.25%, 3/15/2024	200,000	200,304
Procter & Gamble Co. (The)
3.10%, 8/15/2023	100,000	100,090
2.70%, 2/2/2026	250,000	249,705
2.80%, 3/25/2027	95,000	93,931
3.00%, 3/25/2030	400,000	393,450

		1,037,480

Industrial Conglomerates - 1.0%
3M Co.
2.65%, 4/15/2025	500,000	492,572
3.63%, 9/14/2028	160,000	160,525
3.38%, 3/1/2029	200,000	196,988
2.38%, 8/26/2029	250,000	229,053
Honeywell International, Inc.
1.35%, 6/1/2025	200,000	191,168
2.50%, 11/1/2026	250,000	243,239
2.70%, 8/15/2029	100,000	94,929
Trane Technologies Global Holding Co. Ltd.
3.75%, 8/21/2028	150,000	145,818
Trane Technologies Luxembourg Finance SA
3.50%, 3/21/2026	200,000	196,656
3.80%, 3/21/2029	200,000	193,485

		2,144,433

Insurance - 3.2%
Aflac, Inc.
3.60%, 4/1/2030	200,000	195,798
Allied World Assurance Co. Holdings Ltd.
4.35%, 10/29/2025	200,000	197,284
Allstate Corp. (The)
0.75%, 12/15/2025	150,000	136,554

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
American Equity Investment Life Holding Co.
5.00%, 6/15/2027	150,000	150,362
American International Group, Inc.
2.50%, 6/30/2025	450,000	433,768
Series A-9, 5.75%, 4/1/2048(a)	200,000	183,328
Aon Corp.
2.80%, 5/15/2030	200,000	181,390
2.05%, 8/23/2031	50,000	41,861
Aon Global Ltd.
3.88%, 12/15/2025	400,000	399,002
Assurant, Inc.
3.70%, 2/22/2030	100,000	91,846
AXIS Specialty Finance LLC
4.90%, 1/15/2040(a)	200,000	174,272
AXIS Specialty Finance plc
4.00%, 12/6/2027	200,000	196,334
Brown & Brown, Inc.
4.20%, 9/15/2024	150,000	150,231
2.38%, 3/15/2031	250,000	206,298
Chubb INA Holdings, Inc.
3.15%, 3/15/2025	270,000	268,995
Enstar Group Ltd.
4.95%, 6/1/2029	200,000	193,826
Fairfax Financial Holdings Ltd.
4.85%, 4/17/2028	250,000	250,827
4.63%, 4/29/2030	250,000	244,584
Fidelity National Financial, Inc.
3.40%, 6/15/2030	250,000	225,295
First American Financial Corp.
4.60%, 11/15/2024	200,000	200,181
Globe Life, Inc.
4.55%, 9/15/2028	100,000	101,415
Hanover Insurance Group, Inc. (The)
2.50%, 9/1/2030	250,000	213,074
Manulife Financial Corp.
4.15%, 3/4/2026	200,000	201,461
2.48%, 5/19/2027	200,000	187,536
4.06%, 2/24/2032(a)	50,000	46,796
Markel Corp.
3.35%, 9/17/2029	300,000	282,258
Marsh & McLennan Cos., Inc.
3.50%, 6/3/2024	16,000	15,996
3.50%, 3/10/2025	75,000	75,046
2.25%, 11/15/2030	465,000	407,520
Principal Financial Group, Inc.
2.13%, 6/15/2030	100,000	85,453
Progressive Corp. (The)
3.20%, 3/26/2030	100,000	95,917
Prudential Financial, Inc.
5.20%, 3/15/2044(a)	10,000	9,672
4.50%, 9/15/2047(a)	250,000	237,331
5.70%, 9/15/2048(a)	300,000	301,051
3.70%, 10/1/2050(a)	100,000	87,676
RenaissanceRe Finance, Inc.
3.45%, 7/1/2027	100,000	96,524

Investments	Principal Amount ($)	Value ($)
Trinity Acquisition plc
4.40%, 3/15/2026	150,000	150,852
Willis North America, Inc.
3.60%, 5/15/2024	150,000	149,401
2.95%, 9/15/2029	500,000	445,455

		7,312,470

Interactive Media & Services - 0.2%
Alphabet, Inc.
0.80%, 8/15/2027	335,000	303,056
Weibo Corp.
3.50%, 7/5/2024	200,000	194,164

		497,220

IT Services - 2.3%
Automatic Data Processing, Inc.
1.70%, 5/15/2028	330,000	306,244
1.25%, 9/1/2030	150,000	127,912
Broadridge Financial Solutions, Inc.
2.90%, 12/1/2029	250,000	226,196
Fiserv, Inc.
3.80%, 10/1/2023	450,000	451,452
3.50%, 7/1/2029	1,250,000	1,187,480
Genpact Luxembourg Sarl
3.38%, 12/1/2024	250,000	246,431
Global Payments, Inc.
4.80%, 4/1/2026	250,000	252,445
4.45%, 6/1/2028	110,000	107,676
3.20%, 8/15/2029	300,000	267,573
2.90%, 5/15/2030	200,000	172,627
Mastercard, Inc.
2.00%, 3/3/2025	300,000	292,897
2.95%, 11/21/2026	50,000	49,614
2.95%, 6/1/2029	150,000	145,407
PayPal Holdings, Inc.
1.65%, 6/1/2025	150,000	144,116
VeriSign, Inc.
4.75%, 7/15/2027	450,000	447,581
Visa, Inc.
1.90%, 4/15/2027	225,000	214,495
2.05%, 4/15/2030	300,000	273,872
Western Union Co. (The)
2.85%, 1/10/2025	350,000	341,615

		5,255,633

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.
2.30%, 3/12/2031	150,000	128,676

Machinery - 0.9%
Cummins, Inc.
3.65%, 10/1/2023	50,000	50,187
1.50%, 9/1/2030	150,000	127,465
Dover Corp.
3.15%, 11/15/2025	150,000	148,302
Fortive Corp.
3.15%, 6/15/2026	100,000	97,624
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	196,885

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
nVent Finance Sarl
4.55%, 4/15/2028	250,000	244,400
Otis Worldwide Corp.
2.06%, 4/5/2025	250,000	238,847
2.29%, 4/5/2027	200,000	185,200
2.57%, 2/15/2030	50,000	44,840
Parker-Hannifin Corp.
3.25%, 6/14/2029	545,000	518,089
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	100,000	89,393
Westinghouse Air Brake Technologies Corp.
4.95%, 9/15/2028(c)	150,000	149,091

		2,090,323

Media - 0.4%
Charter Communications Operating LLC
4.20%, 3/15/2028	450,000	434,668
Comcast Corp.
4.15%, 10/15/2028	151,000	154,902
Fox Corp.
4.71%, 1/25/2029	300,000	305,346

		894,916

Metals & Mining - 1.1%
AngloGold Ashanti Holdings plc
3.38%, 11/1/2028	250,000	217,612
ArcelorMittal SA
4.25%, 7/16/2029	200,000	195,806
Freeport-McMoRan, Inc.
4.55%, 11/14/2024	450,000	452,934
4.13%, 3/1/2028	300,000	283,754
4.63%, 8/1/2030	300,000	288,199
Newmont Corp.
2.80%, 10/1/2029	300,000	271,869
Reliance Steel & Aluminum Co.
1.30%, 8/15/2025	250,000	229,453
Rio Tinto Finance USA Ltd.
7.13%, 7/15/2028	150,000	175,520
Steel Dynamics, Inc.
2.80%, 12/15/2024	100,000	97,637
Vale Overseas Ltd.
3.75%, 7/8/2030	250,000	227,142

		2,439,926

Multiline Retail - 0.3%
Dollar General Corp.
3.88%, 4/15/2027	450,000	453,297
Dollar Tree, Inc.
4.20%, 5/15/2028	175,000	175,307

		628,604

Multi-Utilities - 1.8%
Ameren Corp.
1.75%, 3/15/2028	500,000	443,059
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025	1,100,000	1,125,012
3.25%, 4/15/2028	100,000	97,872
CMS Energy Corp.
4.75%, 6/1/2050(a)	300,000	281,658
Dominion Energy, Inc.
5.75%, 10/1/2054(a)	200,000	191,047

Investments	Principal Amount ($)	Value ($)
DTE Energy Co.
Series C, 3.40%, 6/15/2029	300,000	283,982
NiSource, Inc.
2.95%, 9/1/2029	450,000	413,728
Sempra Energy
3.40%, 2/1/2028	137,000	133,705
3.70%, 4/1/2029	500,000	486,735
4.12%, 4/1/2052(a)	100,000	85,454
WEC Energy Group, Inc.
2.20%, 12/15/2028	500,000	451,458

		3,993,710

Oil, Gas & Consumable Fuels - 6.2%
Boardwalk Pipelines LP
4.45%, 7/15/2027	250,000	245,744
4.80%, 5/3/2029	200,000	197,951
Canadian Natural Resources Ltd.
3.85%, 6/1/2027	350,000	342,233
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025	200,000	205,958
5.13%, 6/30/2027	500,000	508,675
Continental Resources, Inc.
4.38%, 1/15/2028	290,000	279,975
Coterra Energy, Inc.
3.90%, 5/15/2027(b)	500,000	487,932
Devon Energy Corp.
4.50%, 1/15/2030	500,000	486,118
Diamondback Energy, Inc.
3.13%, 3/24/2031	250,000	226,819
Eastern Gas Transmission & Storage, Inc.
3.60%, 12/15/2024(b)	26,000	25,794
Enbridge, Inc.
3.70%, 7/15/2027	200,000	196,433
3.13%, 11/15/2029	500,000	466,928
5.50%, 7/15/2077(a)	350,000	317,889
6.25%, 3/1/2078(a)	350,000	332,779
Series 20-A, 5.75%, 7/15/2080(a)	100,000	94,440
Energy Transfer LP
4.95%, 5/15/2028	250,000	250,078
5.25%, 4/15/2029	100,000	101,518
Enterprise Products Operating LLC
3.75%, 2/15/2025	650,000	653,938
4.15%, 10/16/2028	90,000	90,744
3.13%, 7/31/2029	250,000	233,567
Series E, 5.25%, 8/16/2077(a)	200,000	168,929
5.38%, 2/15/2078(a)	350,000	282,222
EQT Corp.
7.50%, 2/1/2030(c)	250,000	274,033
Exxon Mobil Corp.
3.48%, 3/19/2030	500,000	496,901
Hess Corp.
7.88%, 10/1/2029	150,000	174,926
Kinder Morgan, Inc.
4.30%, 3/1/2028	290,000	290,299
Magellan Midstream Partners LP
5.00%, 3/1/2026	200,000	206,142

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Marathon Petroleum Corp.
3.80%, 4/1/2028	250,000	242,016
MPLX LP
4.88%, 6/1/2025	450,000	458,826
1.75%, 3/1/2026	250,000	229,995
4.00%, 3/15/2028	550,000	536,624
ONEOK Partners LP
4.90%, 3/15/2025	400,000	405,644
ONEOK, Inc.
4.35%, 3/15/2029	750,000	725,430
3.10%, 3/15/2030	125,000	111,104
Pioneer Natural Resources Co.
1.13%, 1/15/2026	450,000	409,205
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	200,000	198,329
Spectra Energy Partners LP
3.38%, 10/15/2026	300,000	292,016
Targa Resources Partners LP
6.88%, 1/15/2029	500,000	516,815
4.00%, 1/15/2032	450,000	402,183
Tosco Corp.
8.13%, 2/15/2030	250,000	310,219
TotalEnergies Capital International SA
2.83%, 1/10/2030	500,000	470,852
Transcanada Trust
5.30%, 3/15/2077(a)	300,000	274,087
5.50%, 9/15/2079(a)	300,000	276,908
Valero Energy Partners LP
4.50%, 3/15/2028	200,000	201,472
Williams Cos., Inc. (The)
2.60%, 3/15/2031	200,000	174,190

		13,874,880

Paper & Forest Products - 0.1%
Suzano Austria GmbH
6.00%, 1/15/2029	250,000	255,750

Personal Products - 0.4%
GSK Consumer Healthcare Capital US LLC
3.38%, 3/24/2027(b)	450,000	442,311
3.38%, 3/24/2029(b)	500,000	484,230

		926,541

Pharmaceuticals - 1.8%
Bristol-Myers Squibb Co.
3.40%, 7/26/2029	78,000	77,672
2.95%, 3/15/2032	200,000	192,724
Eli Lilly & Co.
3.38%, 3/15/2029	350,000	351,537
Johnson & Johnson
2.95%, 3/3/2027	440,000	440,245
2.90%, 1/15/2028	410,000	407,830
Merck & Co., Inc.
3.40%, 3/7/2029	500,000	499,809
2.15%, 12/10/2031	150,000	134,235
Merck Sharp & Dohme Corp.
6.40%, 3/1/2028	150,000	169,178
Novartis Capital Corp.
1.75%, 2/14/2025	100,000	97,259

Investments	Principal Amount ($)	Value ($)
3.00%, 11/20/2025	450,000	449,134
2.20%, 8/14/2030	200,000	185,077
Pfizer, Inc.
3.45%, 3/15/2029	500,000	504,530
2.63%, 4/1/2030	125,000	118,486
Zoetis, Inc.
3.00%, 9/12/2027	95,000	91,688
3.90%, 8/20/2028	250,000	250,574

		3,969,978

Professional Services - 0.3%
Equifax, Inc.
2.60%, 12/1/2024	100,000	97,113
3.10%, 5/15/2030	200,000	181,509
Verisk Analytics, Inc.
4.00%, 6/15/2025	250,000	251,362
4.13%, 3/15/2029	250,000	248,071

		778,055

Real Estate Management & Development - 0.1%
CBRE Services, Inc.
4.88%, 3/1/2026	150,000	153,577

Road & Rail - 1.4%
Burlington Northern Santa Fe LLC
3.40%, 9/1/2024	450,000	453,949
Canadian National Railway Co.
2.75%, 3/1/2026	400,000	391,547
CSX Corp.
3.80%, 3/1/2028	100,000	100,426
4.25%, 3/15/2029	200,000	205,250
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	300,000	301,452
Norfolk Southern Corp.
3.15%, 6/1/2027	200,000	194,784
Union Pacific Corp.
3.15%, 3/1/2024	1,000,000	998,905
2.38%, 5/20/2031	450,000	408,117

		3,054,430

Semiconductors & Semiconductor Equipment - 2.2%
Broadcom Corp.
3.88%, 1/15/2027	690,000	683,236
Broadcom, Inc.
3.46%, 9/15/2026	150,000	147,048
4.00%, 4/15/2029(b)	2,000,000	1,921,346
4.15%, 11/15/2030	149,000	141,727
Intel Corp.
1.60%, 8/12/2028	250,000	227,394
KLA Corp.
4.65%, 11/1/2024	8,000	8,167
Maxim Integrated Products, Inc.
3.45%, 6/15/2027	60,000	58,630
Micron Technology, Inc.
4.19%, 2/15/2027	290,000	289,561
4.66%, 2/15/2030	400,000	393,534
NVIDIA Corp.
1.55%, 6/15/2028	20,000	18,196
Qorvo, Inc.
4.38%, 10/15/2029	200,000	187,238

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Texas Instruments, Inc.
1.38%, 3/12/2025	200,000	191,374
2.90%, 11/3/2027	250,000	245,699
TSMC Arizona Corp.
3.88%, 4/22/2027	500,000	501,165

		5,014,315

Software - 2.8%
Adobe, Inc.
2.30%, 2/1/2030	350,000	321,138
Citrix Systems, Inc.
4.50%, 12/1/2027	200,000	200,991
Microsoft Corp.
3.63%, 12/15/2023	425,000	430,132
2.70%, 2/12/2025	640,000	639,057
3.13%, 11/3/2025	276,000	277,782
3.30%, 2/6/2027	339,000	344,094
Oracle Corp.
2.50%, 4/1/2025	500,000	482,732
1.65%, 3/25/2026	450,000	413,922
2.65%, 7/15/2026	400,000	378,639
2.80%, 4/1/2027	500,000	471,075
2.30%, 3/25/2028	600,000	538,629
2.95%, 4/1/2030	450,000	398,584
Roper Technologies, Inc.
1.40%, 9/15/2027	300,000	264,321
4.20%, 9/15/2028	150,000	151,312
1.75%, 2/15/2031	250,000	204,628
VMware, Inc.
1.40%, 8/15/2026	100,000	90,103
1.80%, 8/15/2028	950,000	812,198

		6,419,337

Specialty Retail - 2.0%
Advance Auto Parts, Inc.
1.75%, 10/1/2027	60,000	52,655
AutoZone, Inc.
3.25%, 4/15/2025	490,000	484,466
3.13%, 4/21/2026	75,000	73,690
3.75%, 6/1/2027	200,000	199,335
4.00%, 4/15/2030	250,000	246,303
Best Buy Co., Inc.
4.45%, 10/1/2028	150,000	152,011
Home Depot, Inc. (The)
3.35%, 9/15/2025	3,000	3,019
2.50%, 4/15/2027	150,000	145,828
2.80%, 9/14/2027	400,000	392,063
0.90%, 3/15/2028	450,000	395,148
3.90%, 12/6/2028	60,000	61,841
Lowe’s Cos., Inc.
3.10%, 5/3/2027	500,000	489,497
1.30%, 4/15/2028	200,000	174,680
3.65%, 4/5/2029	500,000	489,627
3.75%, 4/1/2032	300,000	291,951
O’Reilly Automotive, Inc.
3.55%, 3/15/2026	250,000	248,721
3.60%, 9/1/2027	150,000	148,907
4.35%, 6/1/2028	550,000	559,174

		4,608,916

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.
1.13%, 5/11/2025	450,000	427,840
3.20%, 5/13/2025	250,000	251,901
3.25%, 2/23/2026	468,000	472,091
2.05%, 9/11/2026	500,000	480,862
3.35%, 2/9/2027	830,000	843,100
3.20%, 5/11/2027	365,000	368,026
3.00%, 11/13/2027	1,240,000	1,235,605
1.20%, 2/8/2028	450,000	406,105
1.40%, 8/5/2028	440,000	397,383
Dell International LLC
6.02%, 6/15/2026	600,000	637,643
5.30%, 10/1/2029	250,000	254,071
HP, Inc.
3.00%, 6/17/2027	350,000	332,901
4.00%, 4/15/2029	450,000	435,578
NetApp, Inc.
1.88%, 6/22/2025	150,000	142,414

		6,685,520

Textiles, Apparel & Luxury Goods - 0.0%(d)
Tapestry, Inc.
4.13%, 7/15/2027	8,000	7,866

Tobacco - 1.9%
Altria Group, Inc.
2.35%, 5/6/2025	360,000	345,699
4.40%, 2/14/2026	500,000	505,949
4.80%, 2/14/2029	200,000	199,146
3.40%, 5/6/2030	300,000	263,280
BAT Capital Corp.
3.56%, 8/15/2027	790,000	739,598
2.73%, 3/25/2031	225,000	182,635
Philip Morris International, Inc.
2.88%, 5/1/2024	500,000	496,063
1.50%, 5/1/2025	473,000	448,019
2.75%, 2/25/2026	500,000	483,420
0.88%, 5/1/2026	450,000	405,092
3.38%, 8/15/2029	300,000	276,450

		4,345,351

Trading Companies & Distributors - 0.2%
Air Lease Corp.
4.63%, 10/1/2028	300,000	287,372
Aircastle Ltd.
4.25%, 6/15/2026	250,000	235,005

		522,377

Wireless Telecommunication Services - 0.1%
T-Mobile USA, Inc.
3.88%, 4/15/2030	150,000	144,477

TOTAL CORPORATE BONDS (COST $237,857,475)		221,186,834

Total Investments - 98.1% (Cost $237,857,475)		221,186,834
Other assets less liabilities - 1.9%		4,175,735

Net Assets - 100.0%		225,362,569

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Corporate Bond Index Fund (cont.)

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

(d)	Represents less than 0.05% of net assets.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	98.1%
Others(1)	1.9

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Credit-Scored US Long Corporate Bond Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.7%

Aerospace & Defense - 1.3%
Boeing Co. (The)
5.81%, 5/1/2050	150,000	150,621
L3Harris Technologies, Inc.
5.05%, 4/27/2045	100,000	102,163
Lockheed Martin Corp.
4.09%, 9/15/2052	125,000	122,831
4.15%, 6/15/2053	150,000	148,887
Precision Castparts Corp.
3.90%, 1/15/2043	100,000	92,968

		617,470

Auto Components - 0.2%
Aptiv plc
5.40%, 3/15/2049	50,000	46,999
Lear Corp.
5.25%, 5/15/2049	75,000	68,009

		115,008

Banks - 8.2%
Bank of America Corp.
6.11%, 1/29/2037	250,000	282,224
7.75%, 5/14/2038	200,000	258,650
4.08%, 3/20/2051(a)	250,000	229,295
Citigroup, Inc.
5.88%, 1/30/2042	135,000	151,771
6.68%, 9/13/2043	150,000	179,966
5.30%, 5/6/2044	100,000	102,646
4.75%, 5/18/2046	135,000	127,926
4.65%, 7/23/2048	195,000	194,443
Cooperatieve Rabobank UA
5.25%, 5/24/2041	100,000	113,934
Fifth Third Bancorp
8.25%, 3/1/2038	125,000	165,607
HSBC Holdings plc
5.25%, 3/14/2044	200,000	195,409
JPMorgan Chase & Co.
6.40%, 5/15/2038	35,000	41,511
4.95%, 6/1/2045	350,000	358,365
3.33%, 4/22/2052(a)	100,000	80,840
Lloyds Banking Group plc
4.34%, 1/9/2048	200,000	166,494
Regions Financial Corp.
7.38%, 12/10/2037	100,000	123,660
Wells Fargo & Co.
3.07%, 4/30/2041(a)	200,000	162,531
5.38%, 11/2/2043	265,000	274,064
5.61%, 1/15/2044	100,000	106,081
4.90%, 11/17/2045	300,000	291,741
5.01%, 4/4/2051(a)	100,000	104,986
Westpac Banking Corp.
3.13%, 11/18/2041	200,000	154,903

		3,867,047

Investments	Principal Amount ($)	Value ($)
Beverages - 1.5%
Brown-Forman Corp.
4.00%, 4/15/2038	100,000	94,801
Coca-Cola Femsa SAB de CV
5.25%, 11/26/2043	150,000	156,089
Constellation Brands, Inc.
5.25%, 11/15/2048	75,000	77,860
3.75%, 5/1/2050	100,000	85,414
Keurig Dr Pepper, Inc.
4.50%, 11/15/2045	100,000	93,961
3.80%, 5/1/2050	100,000	84,900
4.50%, 4/15/2052	100,000	94,747

		687,772

Biotechnology - 5.8%
AbbVie, Inc.
4.55%, 3/15/2035	100,000	102,530
4.05%, 11/21/2039	150,000	142,302
4.85%, 6/15/2044	200,000	205,241
4.88%, 11/14/2048	200,000	205,496
4.25%, 11/21/2049	300,000	284,619
Amgen, Inc.
5.15%, 11/15/2041	228,000	238,545
4.40%, 5/1/2045	200,000	195,754
4.56%, 6/15/2048	100,000	98,999
3.38%, 2/21/2050	100,000	82,487
4.66%, 6/15/2051	250,000	250,715
2.77%, 9/1/2053	137,000	98,771
Biogen, Inc.
3.25%, 2/15/2051	100,000	74,990
Gilead Sciences, Inc.
2.60%, 10/1/2040	100,000	77,638
5.65%, 12/1/2041	100,000	112,556
4.80%, 4/1/2044	150,000	154,493
4.75%, 3/1/2046	100,000	101,302
4.15%, 3/1/2047	100,000	93,278
2.80%, 10/1/2050	200,000	148,978
Regeneron Pharmaceuticals, Inc.
2.80%, 9/15/2050	100,000	72,820

		2,741,514

Building Products - 0.7%
Carrier Global Corp.
3.58%, 4/5/2050	200,000	160,612
Johnson Controls International plc
4.50%, 2/15/2047	100,000	90,118
Masco Corp.
4.50%, 5/15/2047	50,000	44,656
Owens Corning
4.40%, 1/30/2048	50,000	42,905

		338,291

Capital Markets - 2.5%
CI Financial Corp.
4.10%, 6/15/2051	100,000	69,302
Goldman Sachs Group, Inc. (The)
6.75%, 10/1/2037	100,000	117,329

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.02%, 10/31/2038(a)	130,000	121,013
4.75%, 10/21/2045	85,000	84,066
Jefferies Group LLC
6.50%, 1/20/2043	100,000	102,092
Legg Mason, Inc.
5.63%, 1/15/2044	75,000	80,155
Moody’s Corp.
2.75%, 8/19/2041	100,000	77,822
5.25%, 7/15/2044	100,000	106,730
4.88%, 12/17/2048	50,000	51,068
Morgan Stanley
6.38%, 7/24/2042	75,000	90,134
4.30%, 1/27/2045	60,000	56,975
Nasdaq, Inc.
3.25%, 4/28/2050	100,000	79,692
S&P Global, Inc.
3.70%, 3/1/2052(b)	100,000	91,608
2.30%, 8/15/2060	100,000	66,148

		1,194,134

Chemicals - 2.1%
Albemarle Corp.
5.45%, 12/1/2044	50,000	49,560
Dow Chemical Co. (The)
9.40%, 5/15/2039	58,000	83,418
5.55%, 11/30/2048	100,000	106,458
FMC Corp.
4.50%, 10/1/2049	50,000	43,838
LYB International Finance BV
4.88%, 3/15/2044	100,000	94,545
LYB International Finance III LLC
4.20%, 10/15/2049	50,000	42,413
4.20%, 5/1/2050	200,000	169,373
3.63%, 4/1/2051	200,000	155,260
LyondellBasell Industries NV
4.63%, 2/26/2055	100,000	88,218
RPM International, Inc.
4.25%, 1/15/2048	50,000	42,623
Sherwin-Williams Co. (The)
4.50%, 6/1/2047	145,000	135,780

		1,011,486

Commercial Services & Supplies - 0.1%
Republic Services, Inc.
6.20%, 3/1/2040	50,000	57,653

Communications Equipment - 0.5%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	119,131
5.50%, 1/15/2040	100,000	114,393

		233,524

Construction & Engineering - 0.2%
Valmont Industries, Inc.
5.00%, 10/1/2044	100,000	95,866

Containers & Packaging - 0.2%
International Paper Co.
6.00%, 11/15/2041	100,000	108,995

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 4.1%
AT&T, Inc.
3.55%, 9/15/2055	100,000	78,174
3.80%, 12/1/2057	282,000	231,475
Bell Canada (The)
4.46%, 4/1/2048	150,000	144,136
4.30%, 7/29/2049	25,000	23,352
3.65%, 8/15/2052	200,000	167,394
Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	137,030
5.52%, 3/1/2049	150,000	142,816
TELUS Corp.
4.30%, 6/15/2049	50,000	46,402
Verizon Communications, Inc.
3.40%, 3/22/2041	300,000	258,041
4.00%, 3/22/2050	150,000	136,209
2.88%, 11/20/2050	100,000	74,887
3.55%, 3/22/2051	200,000	168,903
3.88%, 3/1/2052	250,000	223,341
3.70%, 3/22/2061	100,000	83,109

		1,915,269

Electric Utilities - 5.0%
AEP Texas, Inc.
3.45%, 5/15/2051	100,000	81,180
American Electric Power Co., Inc.
3.25%, 3/1/2050	50,000	37,959
Appalachian Power Co.
7.00%, 4/1/2038	100,000	120,696
Series Y, 4.50%, 3/1/2049	100,000	93,077
Dominion Energy South Carolina, Inc.
5.10%, 6/1/2065	50,000	53,018
Duke Energy Corp.
4.80%, 12/15/2045	150,000	147,696
3.75%, 9/1/2046	150,000	126,374
Emera US Finance LP
4.75%, 6/15/2046	100,000	93,037
Georgia Power Co.
4.30%, 3/15/2042	100,000	92,969
4.30%, 3/15/2043	100,000	91,941
Series B, 3.70%, 1/30/2050	200,000	166,352
Series A, 3.25%, 3/15/2051	200,000	156,390
5.13%, 5/15/2052	100,000	106,683
MidAmerican Energy Co.
4.25%, 7/15/2049	100,000	98,179
Pacific Gas and Electric Co.
4.95%, 7/1/2050	50,000	41,858
PacifiCorp
6.25%, 10/15/2037	100,000	117,385
Southern Co. (The)
4.40%, 7/1/2046	150,000	139,986
Tampa Electric Co.
3.45%, 3/15/2051	100,000	84,180
Tucson Electric Power Co.
4.00%, 6/15/2050	100,000	88,952
Virginia Electric and Power Co.
8.88%, 11/15/2038	200,000	288,849

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Series C, 4.63%, 5/15/2052	100,000	103,819

		2,330,580

Electrical Equipment - 0.1%
Emerson Electric Co.
5.25%, 11/15/2039	50,000	54,568

Electronic Equipment, Instruments & Components - 0.6%
Corning, Inc.
4.38%, 11/15/2057	125,000	111,358
5.45%, 11/15/2079	100,000	96,111
Tyco Electronics Group SA
7.13%, 10/1/2037	50,000	64,583

		272,052

Entertainment - 0.5%
Electronic Arts, Inc.
2.95%, 2/15/2051	50,000	38,423
Magallanes, Inc.
5.14%, 3/15/2052(b)	200,000	176,618

		215,041

Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.
3.10%, 6/15/2050	150,000	111,247
Crown Castle International Corp.
5.20%, 2/15/2049	100,000	101,027
4.15%, 7/1/2050	100,000	87,488
3.25%, 1/15/2051	100,000	76,620
National Retail Properties, Inc.
3.50%, 4/15/2051	150,000	117,113
Ventas Realty LP
5.70%, 9/30/2043	50,000	51,967

		545,462

Food Products - 1.3%
Campbell Soup Co.
3.13%, 4/24/2050	100,000	76,794
Conagra Brands, Inc.
5.40%, 11/1/2048	100,000	97,725
Kraft Heinz Foods Co.
6.50%, 2/9/2040	150,000	167,030
Mondelez International, Inc.
2.63%, 9/4/2050	150,000	108,960
Tyson Foods, Inc.
5.10%, 9/28/2048	150,000	159,951

		610,460

Gas Utilities - 0.6%
Atmos Energy Corp.
5.50%, 6/15/2041	50,000	55,011
4.13%, 10/15/2044	115,000	107,711
4.30%, 10/1/2048	100,000	98,353

		261,075

Health Care Equipment & Supplies - 0.6%
Abbott Laboratories
4.90%, 11/30/2046	100,000	112,146
Becton Dickinson and Co.
3.79%, 5/20/2050	150,000	131,685

Investments	Principal Amount ($)	Value ($)
DH Europe Finance II Sarl
3.40%, 11/15/2049	50,000	43,180

		287,011

Health Care Providers & Services - 3.5%
AmerisourceBergen Corp.
4.30%, 12/15/2047	75,000	71,765
Cardinal Health, Inc.
4.37%, 6/15/2047	150,000	134,537
CVS Health Corp.
5.05%, 3/25/2048	210,000	214,210
Elevance Health, Inc.
4.55%, 5/15/2052	100,000	101,096
HCA, Inc.
5.50%, 6/15/2047	100,000	97,672
5.25%, 6/15/2049	100,000	94,440
Humana, Inc.
8.15%, 6/15/2038	25,000	33,130
Laboratory Corp. of America Holdings
4.70%, 2/1/2045	100,000	95,041
UnitedHealth Group, Inc.
5.95%, 2/15/2041	100,000	117,417
4.63%, 11/15/2041	300,000	313,889
3.70%, 8/15/2049	75,000	68,569
3.88%, 8/15/2059	100,000	92,539
3.13%, 5/15/2060	125,000	99,531
4.95%, 5/15/2062	100,000	109,358

		1,643,194

Hotels, Restaurants & Leisure - 1.2%
McDonald’s Corp.
4.88%, 7/15/2040	50,000	51,826
4.88%, 12/9/2045	125,000	131,576
4.45%, 3/1/2047	100,000	98,956
4.45%, 9/1/2048	100,000	100,346
3.63%, 9/1/2049	100,000	88,024
4.20%, 4/1/2050	100,000	95,846

		566,574

Household Durables - 0.1%
MDC Holdings, Inc.
3.97%, 8/6/2061	100,000	60,448

Household Products - 0.1%
Church & Dwight Co., Inc.
3.95%, 8/1/2047	50,000	46,100

Independent Power and Renewable Electricity Producers - 0.1%
Southern Power Co.
5.15%, 9/15/2041	50,000	50,032

Industrial Conglomerates - 0.4%
Honeywell International, Inc.
5.70%, 3/15/2036	100,000	118,715
Trane Technologies Luxembourg Finance SA
4.50%, 3/21/2049	50,000	45,648

		164,363

Insurance - 5.1%
Aflac, Inc.
6.45%, 8/15/2040	50,000	56,921

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.75%, 1/15/2049	50,000	50,074
Alleghany Corp.
4.90%, 9/15/2044	75,000	74,925
Allstate Corp. (The)
6.50%, 5/15/2057(a)	15,000	15,656
Aon Corp.
6.25%, 9/30/2040	50,000	57,297
3.90%, 2/28/2052	100,000	87,779
Aon Global Ltd.
4.60%, 6/14/2044	55,000	52,002
4.75%, 5/15/2045	100,000	96,041
Arch Capital Group Ltd.
7.35%, 5/1/2034	200,000	247,547
Arthur J Gallagher & Co.
3.50%, 5/20/2051	50,000	40,046
Athene Holding Ltd.
3.45%, 5/15/2052	100,000	71,199
Berkshire Hathaway Finance Corp.
5.75%, 1/15/2040	115,000	134,422
2.85%, 10/15/2050	50,000	38,631
Brighthouse Financial, Inc.
4.70%, 6/22/2047	39,000	32,104
Brown & Brown, Inc.
4.95%, 3/17/2052	50,000	46,256
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	100,000	79,185
3.13%, 10/15/2052	50,000	37,130
Hartford Financial Services Group, Inc. (The)
2.90%, 9/15/2051	200,000	146,074
Markel Corp.
5.00%, 4/5/2046	100,000	97,669
4.15%, 9/17/2050	125,000	108,357
3.45%, 5/7/2052	100,000	77,721
Marsh & McLennan Cos., Inc.
4.75%, 3/15/2039	100,000	101,046
4.90%, 3/15/2049	100,000	105,119
MetLife, Inc.
10.75%, 8/1/2039	100,000	138,430
Old Republic International Corp.
3.85%, 6/11/2051	50,000	39,842
Selective Insurance Group, Inc.
5.38%, 3/1/2049	25,000	24,612
W R Berkley Corp.
6.25%, 2/15/2037	100,000	114,017
4.75%, 8/1/2044	100,000	97,886
Willis North America, Inc.
5.05%, 9/15/2048	100,000	96,848
3.88%, 9/15/2049	50,000	40,546

		2,405,382

Interactive Media & Services - 0.1%
Alphabet, Inc.
2.25%, 8/15/2060	75,000	53,103

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd.
4.20%, 12/6/2047	225,000	186,186

Investments	Principal Amount ($)	Value ($)
3.15%, 2/9/2051	300,000	206,234

		392,420

IT Services - 1.7%
Fiserv, Inc.
4.40%, 7/1/2049	30,000	27,280
Global Payments, Inc.
4.15%, 8/15/2049	100,000	80,338
International Business Machines Corp.
4.25%, 5/15/2049	250,000	233,471
3.43%, 2/9/2052	100,000	81,558
PayPal Holdings, Inc.
5.05%, 6/1/2052	100,000	104,987
Visa, Inc.
4.30%, 12/14/2045	170,000	178,216
Western Union Co. (The)
6.20%, 6/21/2040	100,000	101,153

		807,003

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	53,753

Machinery - 0.7%
Dover Corp.
5.38%, 3/1/2041	100,000	103,571
Illinois Tool Works, Inc.
3.90%, 9/1/2042	25,000	23,377
Otis Worldwide Corp.
3.11%, 2/15/2040	50,000	40,562
3.36%, 2/15/2050	100,000	79,689
Parker-Hannifin Corp.
4.00%, 6/14/2049	100,000	88,871

		336,070

Media - 3.9%
Charter Communications Operating LLC
3.50%, 6/1/2041	250,000	184,827
6.48%, 10/23/2045	100,000	101,109
5.75%, 4/1/2048	400,000	372,834
4.80%, 3/1/2050	100,000	83,831
3.70%, 4/1/2051	250,000	177,760
Comcast Corp.
2.94%, 11/1/2056	135,000	99,997
2.99%, 11/1/2063	100,000	72,827
Fox Corp.
5.48%, 1/25/2039	100,000	103,263
5.58%, 1/25/2049	150,000	153,733
Interpublic Group of Cos., Inc. (The)
5.40%, 10/1/2048	50,000	50,029
Time Warner Cable LLC
7.30%, 7/1/2038	200,000	217,599
6.75%, 6/15/2039	100,000	102,577
5.88%, 11/15/2040	100,000	96,246

		1,816,632

Metals & Mining - 3.3%
ArcelorMittal SA
6.75%, 3/1/2041(c)	100,000	101,021
Barrick Gold Corp.
5.25%, 4/1/2042	50,000	51,302

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Barrick North America Finance LLC
5.75%, 5/1/2043	100,000	108,447
Barrick PD Australia Finance Pty. Ltd.
5.95%, 10/15/2039	80,000	87,877
Freeport-McMoRan, Inc.
5.45%, 3/15/2043	200,000	187,824
Newmont Corp.
4.88%, 3/15/2042	150,000	149,050
Southern Copper Corp.
7.50%, 7/27/2035	100,000	119,219
6.75%, 4/16/2040	50,000	57,297
5.88%, 4/23/2045	150,000	158,595
Vale Overseas Ltd.
6.88%, 11/21/2036	500,000	540,930

		1,561,562

Multiline Retail - 0.1%
Dollar General Corp.
4.13%, 4/3/2050	50,000	44,646

Multi-Utilities - 3.7%
Ameren Illinois Co.
4.80%, 12/15/2043	100,000	100,517
Berkshire Hathaway Energy Co.
6.13%, 4/1/2036	200,000	231,079
4.45%, 1/15/2049	100,000	99,064
4.25%, 10/15/2050	150,000	146,248
2.85%, 5/15/2051	200,000	153,383
Consolidated Edison Co. of New York, Inc.
4.63%, 12/1/2054	100,000	98,295
4.50%, 5/15/2058	130,000	124,209
3.70%, 11/15/2059	100,000	83,398
3.60%, 6/15/2061	100,000	85,279
Dominion Energy, Inc.
Series B, 3.30%, 4/15/2041	100,000	83,504
Series A, 4.60%, 3/15/2049	100,000	97,758
NiSource, Inc.
4.38%, 5/15/2047	100,000	93,561
3.95%, 3/30/2048	150,000	131,004
5.00%, 6/15/2052	100,000	102,400
Sempra Energy
4.00%, 2/1/2048	100,000	88,937
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	50,000	45,267

		1,763,903

Oil, Gas & Consumable Fuels - 13.6%
Canadian Natural Resources Ltd.
6.50%, 2/15/2037	100,000	110,943
6.25%, 3/15/2038	100,000	109,490
6.75%, 2/1/2039	100,000	113,568
Cenovus Energy, Inc.
6.75%, 11/15/2039	100,000	111,888
Columbia Pipeline Group, Inc.
5.80%, 6/1/2045	50,000	54,260
ConocoPhillips Co.
4.03%, 3/15/2062(b)	50,000	45,166

Investments	Principal Amount ($)	Value ($)
Continental Resources, Inc.
4.90%, 6/1/2044	100,000	80,863
Enbridge Energy Partners LP
5.50%, 9/15/2040	100,000	103,914
7.38%, 10/15/2045	100,000	125,593
Enbridge, Inc.
5.50%, 12/1/2046	25,000	26,991
3.40%, 8/1/2051	100,000	80,461
Energy Transfer LP
5.80%, 6/15/2038	100,000	97,942
6.50%, 2/1/2042	200,000	208,832
5.00%, 5/15/2044(c)	50,000	44,134
6.13%, 12/15/2045	100,000	100,073
6.25%, 4/15/2049	100,000	100,981
Enterprise Products Operating LLC
5.95%, 2/1/2041	180,000	196,611
4.45%, 2/15/2043	300,000	281,242
4.85%, 3/15/2044	230,000	222,810
4.25%, 2/15/2048	85,000	77,328
3.95%, 1/31/2060	150,000	124,949
Exxon Mobil Corp.
3.45%, 4/15/2051	100,000	87,558
Hess Corp.
6.00%, 1/15/2040	50,000	52,692
5.80%, 4/1/2047	100,000	103,868
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	111,909
6.50%, 9/1/2039	150,000	161,192
6.38%, 3/1/2041	100,000	104,864
5.50%, 3/1/2044	150,000	147,392
Kinder Morgan, Inc.
5.55%, 6/1/2045	125,000	126,063
5.05%, 2/15/2046	50,000	47,299
5.20%, 3/1/2048	100,000	96,505
3.60%, 2/15/2051	100,000	78,941
Magellan Midstream Partners LP
5.15%, 10/15/2043	15,000	14,543
4.20%, 10/3/2047	145,000	125,101
4.85%, 2/1/2049	100,000	93,745
3.95%, 3/1/2050	100,000	82,520
Marathon Oil Corp.
5.20%, 6/1/2045	100,000	96,467
Marathon Petroleum Corp.
6.50%, 3/1/2041	100,000	112,141
4.50%, 4/1/2048	100,000	88,385
5.00%, 9/15/2054	100,000	92,080
MPLX LP
4.70%, 4/15/2048	200,000	177,202
5.50%, 2/15/2049	100,000	97,791
4.95%, 3/14/2052	250,000	230,167
4.90%, 4/15/2058	150,000	132,000
ONEOK Partners LP
6.85%, 10/15/2037	200,000	215,860
6.13%, 2/1/2041	100,000	99,810
ONEOK, Inc.
4.95%, 7/13/2047	150,000	133,888
7.15%, 1/15/2051	100,000	109,209

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Plains All American Pipeline LP
5.15%, 6/1/2042	100,000	86,712
4.70%, 6/15/2044	100,000	82,146
Spectra Energy Partners LP
5.95%, 9/25/2043	100,000	109,818
Suncor Energy, Inc.
6.50%, 6/15/2038	100,000	113,072
Targa Resources Corp.
6.25%, 7/1/2052	100,000	106,343
Valero Energy Corp.
3.65%, 12/1/2051	50,000	40,320
4.00%, 6/1/2052	100,000	85,386
Williams Cos., Inc. (The)
6.30%, 4/15/2040	100,000	110,504
5.40%, 3/4/2044	50,000	49,969
4.85%, 3/1/2048	100,000	95,165
3.50%, 10/15/2051	100,000	79,622

		6,396,288

Personal Products - 0.5%
GSK Consumer Healthcare Capital US LLC
4.00%, 3/24/2052(b)	250,000	230,341

Pharmaceuticals - 1.5%
Bristol-Myers Squibb Co.
3.90%, 3/15/2062	100,000	91,839
Johnson & Johnson
5.85%, 7/15/2038	150,000	182,036
Merck & Co., Inc.
2.75%, 12/10/2051	100,000	78,575
2.90%, 12/10/2061	100,000	76,535
Royalty Pharma plc
3.55%, 9/2/2050	50,000	37,386
3.35%, 9/2/2051	100,000	71,930
Zoetis, Inc.
4.45%, 8/20/2048	100,000	98,910
3.00%, 5/15/2050	100,000	78,199

		715,410

Professional Services - 0.2%
Equifax, Inc.
7.00%, 7/1/2037	50,000	58,121
Verisk Analytics, Inc.
3.63%, 5/15/2050	50,000	40,967

		99,088

Road & Rail - 4.0%
Burlington Northern Santa Fe LLC
5.75%, 5/1/2040	100,000	116,108
5.40%, 6/1/2041	150,000	168,358
5.15%, 9/1/2043	200,000	220,206
4.90%, 4/1/2044	300,000	322,093
Canadian Pacific Railway Co.
6.13%, 9/15/2115	100,000	111,493
CSX Corp.
6.22%, 4/30/2040	100,000	118,706
4.50%, 8/1/2054	50,000	49,329
Kansas City Southern
4.20%, 11/15/2069	50,000	43,750

Investments	Principal Amount ($)	Value ($)
Norfolk Southern Corp.
3.16%, 5/15/2055	50,000	39,308
5.10%, 8/1/2118	50,000	48,612
Union Pacific Corp.
3.80%, 10/1/2051	100,000	91,427
3.50%, 2/14/2053	100,000	87,060
3.84%, 3/20/2060	200,000	181,662
4.10%, 9/15/2067	200,000	185,322
3.75%, 2/5/2070	100,000	86,182

		1,869,616

Semiconductors & Semiconductor Equipment - 3.4%
Broadcom, Inc.
3.42%, 4/15/2033(b)	200,000	173,010
3.47%, 4/15/2034(b)	200,000	171,743
3.14%, 11/15/2035(b)	200,000	161,841
3.19%, 11/15/2036(b)	110,000	88,479
3.50%, 2/15/2041(b)	290,000	232,621
3.75%, 2/15/2051(b)	100,000	78,827
Intel Corp.
4.75%, 3/25/2050	150,000	154,331
4.95%, 3/25/2060	50,000	52,352
KLA Corp.
5.25%, 7/15/2062	100,000	111,079
Micron Technology, Inc.
3.37%, 11/1/2041	100,000	76,157
Texas Instruments, Inc.
4.15%, 5/15/2048	100,000	102,394
TSMC Arizona Corp.
4.50%, 4/22/2052	200,000	201,201

		1,604,035

Software - 3.1%
Microsoft Corp.
2.53%, 6/1/2050	100,000	79,321
2.92%, 3/17/2052	100,000	84,742
4.50%, 2/6/2057	100,000	110,016
2.68%, 6/1/2060	156,000	122,197
3.04%, 3/17/2062	269,000	226,175
Oracle Corp.
6.13%, 7/8/2039	105,000	108,141
3.65%, 3/25/2041	300,000	235,278
4.13%, 5/15/2045	225,000	181,954
3.60%, 4/1/2050	200,000	147,288
4.38%, 5/15/2055	115,000	92,640
3.85%, 4/1/2060	125,000	90,246

		1,477,998

Specialty Retail - 2.2%
Home Depot, Inc. (The)
5.95%, 4/1/2041	100,000	119,725
4.50%, 12/6/2048	200,000	207,696
2.75%, 9/15/2051	100,000	77,754
Lowe’s Cos., Inc.
4.05%, 5/3/2047	100,000	89,846
4.55%, 4/5/2049	150,000	143,321
5.13%, 4/15/2050	100,000	103,459
4.25%, 4/1/2052	200,000	184,281
4.45%, 4/1/2062	100,000	91,556

		1,017,638

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.
4.38%, 5/13/2045	100,000	105,987
4.65%, 2/23/2046	190,000	205,989
2.95%, 9/11/2049	100,000	83,910
2.65%, 2/8/2051	100,000	79,125
2.70%, 8/5/2051	200,000	159,260
2.55%, 8/20/2060	100,000	74,270
2.80%, 2/8/2061	100,000	77,819
Dell International LLC
3.38%, 12/15/2041(b)	250,000	188,794
3.45%, 12/15/2051(b)	100,000	70,880
Hewlett Packard Enterprise Co.
6.35%, 10/15/2045(c)	50,000	53,148
HP, Inc.
5.50%, 1/15/2033	100,000	100,835
6.00%, 9/15/2041	100,000	102,935

		1,302,952

Tobacco - 3.4%
Altria Group, Inc.
5.80%, 2/14/2039	300,000	286,135
4.25%, 8/9/2042	140,000	106,020
4.50%, 5/2/2043	100,000	77,409
5.38%, 1/31/2044	225,000	203,299
5.95%, 2/14/2049	250,000	231,181
3.70%, 2/4/2051	100,000	67,315
Philip Morris International, Inc.
6.38%, 5/16/2038	50,000	54,268
4.13%, 3/4/2043	330,000	269,984
4.25%, 11/10/2044	350,000	293,149

		1,588,760

Trading Companies & Distributors - 0.2%
WW Grainger, Inc.
4.60%, 6/15/2045	100,000	102,515

Water Utilities - 0.3%
Essential Utilities, Inc.
3.35%, 4/15/2050	200,000	157,808

Wireless Telecommunication Services - 0.3%
Rogers Communications, Inc.
4.35%, 5/1/2049	100,000	90,373
4.55%, 3/15/2052(b)	50,000	47,391

		137,764

TOTAL CORPORATE BONDS (COST $54,256,501)		46,025,676

Total Investments - 97.7% (Cost $54,256,501)		46,025,676
Other assets less liabilities - 2.3%		1,062,539

Net Assets - 100.0%		47,088,215

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Credit-Scored US Long Corporate Bond Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	97.7%
Others(1)	2.3

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® High Yield Value-Scored Bond Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.0%

Aerospace & Defense - 2.4%
Bombardier, Inc.
7.13%, 6/15/2026(a)	2,670,000	2,490,563
6.00%, 2/15/2028(a)	1,520,000	1,318,136
F-Brasile SpA
Series NR, 7.38%, 8/15/2026(a)	1,650,000	1,307,716
Hexcel Corp.
4.95%, 8/15/2025(b)	375,000	371,677
4.20%, 2/15/2027(b)	485,000	469,113
Howmet Aerospace, Inc.
5.90%, 2/1/2027	795,000	824,165
5.95%, 2/1/2037	225,000	223,554
Maxar Technologies, Inc.
7.75%, 6/15/2027(a)	900,000	918,288
Rolls-Royce plc
3.63%, 10/14/2025(a)	1,285,000	1,212,758
5.75%, 10/15/2027(a)	570,000	539,727
Spirit AeroSystems, Inc.
3.85%, 6/15/2026	325,000	292,058
4.60%, 6/15/2028	210,000	175,822
TransDigm UK Holdings plc
6.88%, 5/15/2026	645,000	644,397
TransDigm, Inc.
6.38%, 6/15/2026	1,260,000	1,261,669
7.50%, 3/15/2027	750,000	763,350
5.50%, 11/15/2027	3,945,000	3,741,379
4.63%, 1/15/2029	2,570,000	2,316,007
4.88%, 5/1/2029	1,560,000	1,397,955
Triumph Group, Inc.
6.25%, 9/15/2024(a)	800,000	768,256
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024(a)	2,300,000	1,161,500

		22,198,090

Air Freight & Logistics - 0.0%(c)
Western Global Airlines LLC
10.38%, 8/15/2025(a)	460,000	431,204

Airlines - 1.4%
American Airlines Group, Inc.
3.75%, 3/1/2025(a)	842,000	741,280
American Airlines, Inc.
11.75%, 7/15/2025(a)	3,475,000	3,846,991
5.50%, 4/20/2026(a)	5,165,000	5,106,223
5.75%, 4/20/2029(a)	1,115,000	1,075,752
Hawaiian Brand Intellectual Property Ltd.
5.75%, 1/20/2026(a)	1,745,000	1,693,645
United Airlines Holdings, Inc.
4.88%, 1/15/2025	515,000	493,197

Investments	Principal Amount ($)	Value ($)
United Airlines, Inc.
4.63%, 4/15/2029(a)	600,000	553,557

		13,510,645

Auto Components - 1.6%
Allison Transmission, Inc.
4.75%, 10/1/2027(a)	480,000	455,753
3.75%, 1/30/2031(a)	585,000	506,022
American Axle & Manufacturing, Inc.
6.88%, 7/1/2028	925,000	875,921
Clarios Global LP
8.50%, 5/15/2027(a)	2,730,000	2,767,346
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(a)	285,000	304,410
Dealer Tire LLC
8.00%, 2/1/2028(a)	1,260,000	1,137,213
Dornoch Debt Merger Sub, Inc.
6.63%, 10/15/2029(a)	1,635,000	1,224,697
Icahn Enterprises LP
5.25%, 5/15/2027	1,055,000	1,018,075
4.38%, 2/1/2029	275,000	247,874
IHO Verwaltungs GmbH
4.75%, 9/15/2026(a)(d)	385,000	331,732
6.00%, 5/15/2027(a)(d)	565,000	503,364
6.38%, 5/15/2029(a)(d)	1,150,000	995,066
JB Poindexter & Co., Inc.
7.13%, 4/15/2026(a)	685,000	668,680
Patrick Industries, Inc.
7.50%, 10/15/2027(a)	535,000	497,218
4.75%, 5/1/2029(a)	1,175,000	917,411
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(a)	1,490,000	1,181,100
Tenneco, Inc.
7.88%, 1/15/2029(a)	575,000	568,681
Wheel Pros, Inc.
6.50%, 5/15/2029(a)	930,000	655,510

		14,856,073

Automobiles - 1.8%
Aston Martin Capital Holdings Ltd.
10.50%, 11/30/2025(a)	1,545,000	1,632,447
Ford Motor Co.
6.38%, 2/1/2029	150,000	153,810
9.63%, 4/22/2030	750,000	897,315
7.45%, 7/16/2031	1,382,000	1,509,510
3.25%, 2/12/2032	3,330,000	2,785,512
4.75%, 1/15/2043	996,000	822,303
7.40%, 11/1/2046	450,000	458,462
5.29%, 12/8/2046	615,000	530,628
Jaguar Land Rover Automotive plc
7.75%, 10/15/2025(a)	1,590,000	1,522,608
5.88%, 1/15/2028(a)	2,180,000	1,709,151
5.50%, 7/15/2029(a)	1,675,000	1,296,031
Mclaren Finance plc
7.50%, 8/1/2026(a)	1,165,000	1,013,602

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PM General Purchaser LLC
9.50%, 10/1/2028(a)	1,410,000	1,230,197
Thor Industries, Inc.
4.00%, 10/15/2029(a)	1,270,000	1,030,530

		16,592,106

Banks - 0.8%
Intesa Sanpaolo SpA
5.71%, 1/15/2026(a)	2,055,000	1,988,946
4.20%, 6/1/2032(a)(e)	585,000	448,249
4.95%, 6/1/2042(a)(e)	100,000	69,043
UniCredit SpA
5.86%, 6/19/2032(a)(e)	1,400,000	1,247,796
7.30%, 4/2/2034(a)(e)	2,315,000	2,150,462
5.46%, 6/30/2035(a)(e)	1,715,000	1,409,409

		7,313,905

Beverages - 0.3%
Primo Water Holdings, Inc.
4.38%, 4/30/2029(a)	1,750,000	1,514,258
Triton Water Holdings, Inc.
6.25%, 4/1/2029(a)	1,855,000	1,399,522

		2,913,780

Biotechnology - 0.2%
Emergent BioSolutions, Inc.
3.88%, 8/15/2028(a)	945,000	718,361
Horizon Therapeutics USA, Inc.
5.50%, 8/1/2027(a)	775,000	766,599

		1,484,960

Building Products - 1.6%
Builders FirstSource, Inc.
5.00%, 3/1/2030(a)	200,000	185,519
4.25%, 2/1/2032(a)	545,000	467,741
6.38%, 6/15/2032(a)	485,000	482,407
Cornerstone Building Brands, Inc.
6.13%, 1/15/2029(a)	1,885,000	1,267,625
CP Atlas Buyer, Inc.
7.00%, 12/1/2028(a)	1,304,000	1,030,186
Eco Material Technologies, Inc.
7.88%, 1/31/2027(a)	855,000	761,648
Griffon Corp.
5.75%, 3/1/2028	1,565,000	1,497,791
JELD-WEN, Inc.
6.25%, 5/15/2025(a)	290,000	288,214
MIWD Holdco II LLC
5.50%, 2/1/2030(a)	1,260,000	1,068,299
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(a)	1,010,000	882,614
9.75%, 7/15/2028(a)	1,115,000	936,257
Oscar AcquisitionCo LLC
9.50%, 4/15/2030(a)	1,450,000	1,186,015
PGT Innovations, Inc.
4.38%, 10/1/2029(a)	300,000	272,631
SRM Escrow Issuer LLC
6.00%, 11/1/2028(a)	1,435,000	1,337,836
Standard Industries, Inc.
4.75%, 1/15/2028(a)	355,000	338,159
4.38%, 7/15/2030(a)	1,205,000	1,054,302
3.38%, 1/15/2031(a)	720,000	587,034

Investments	Principal Amount ($)	Value ($)
Victors Merger Corp.
6.38%, 5/15/2029(a)	1,880,000	1,060,215

		14,704,493

Capital Markets - 0.5%
Advisor Group Holdings, Inc.
10.75%, 8/1/2027(a)	465,000	471,998
Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(a)	1,030,000	913,255
Brightsphere Investment Group, Inc.
4.80%, 7/27/2026	185,000	171,092
Compass Group Diversified Holdings LLC
5.25%, 4/15/2029(a)	1,710,000	1,512,991
Hightower Holding LLC
6.75%, 4/15/2029(a)	780,000	614,906
Nomura Holdings, Inc.
2.65%, 1/16/2025	505,000	486,976
StoneX Group, Inc.
8.63%, 6/15/2025(a)	430,000	438,028

		4,609,246

Chemicals - 3.5%
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028(a)	1,400,000	1,181,537
7.50%, 9/30/2029(a)	1,050,000	831,957
Axalta Coating Systems LLC
4.75%, 6/15/2027(a)	845,000	808,285
3.38%, 2/15/2029(a)	150,000	130,968
Cerdia Finanz GmbH
10.50%, 2/15/2027(a)	1,425,000	1,142,209
Chemours Co. (The)
5.75%, 11/15/2028(a)	1,395,000	1,335,559
4.63%, 11/15/2029(a)	1,035,000	909,910
Cornerstone Chemical Co.
6.75%, 8/15/2024(a)	480,000	423,969
CVR Partners LP
6.13%, 6/15/2028(a)	715,000	651,633
Element Solutions, Inc.
3.88%, 9/1/2028(a)	190,000	175,856
EverArc Escrow Sarl
5.00%, 10/30/2029(a)	400,000	351,988
FXI Holdings, Inc.
7.88%, 11/1/2024(a)	885,000	765,640
12.25%, 11/15/2026(a)	1,665,000	1,469,363
Gates Global LLC
6.25%, 1/15/2026(a)	1,090,000	1,063,170
GPD Cos., Inc.
10.13%, 4/1/2026(a)	550,000	508,882
HB Fuller Co.
4.00%, 2/15/2027	600,000	557,058
4.25%, 10/15/2028	450,000	402,802
Herens Holdco Sarl
4.75%, 5/15/2028(a)	580,000	487,001
Illuminate Buyer LLC
9.00%, 7/1/2028(a)	1,110,000	885,219
INEOS Quattro Finance 2 plc
3.38%, 1/15/2026(a)	415,000	366,709
Ingevity Corp.
3.88%, 11/1/2028(a)	200,000	177,731

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Innophos Holdings, Inc.
9.38%, 2/15/2028(a)	565,000	522,653
LSB Industries, Inc.
6.25%, 10/15/2028(a)	190,000	172,624
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(a)	915,000	786,895
Mativ, Inc.
6.88%, 10/1/2026(a)	1,090,000	961,892
Methanex Corp.
5.25%, 12/15/2029	506,000	447,342
Minerals Technologies, Inc.
5.00%, 7/1/2028(a)	805,000	738,862
NOVA Chemicals Corp.
4.25%, 5/15/2029(a)	400,000	348,038
Olin Corp.
5.13%, 9/15/2027	615,000	589,803
Olympus Water US Holding Corp.
4.25%, 10/1/2028(a)	1,220,000	1,034,727
6.25%, 10/1/2029(a)	940,000	674,375
Polar US Borrower LLC
6.75%, 5/15/2026(a)	695,000	468,524
Rain CII Carbon LLC
7.25%, 4/1/2025(a)	800,000	758,164
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(a)	1,460,000	1,274,826
6.63%, 5/1/2029(a)	1,600,000	1,357,662
SCIL IV LLC
5.38%, 11/1/2026(a)	970,000	814,208
Trinseo Materials Operating SCA
5.38%, 9/1/2025(a)	879,000	760,502
5.13%, 4/1/2029(a)	1,620,000	1,133,887
Tronox, Inc.
4.63%, 3/15/2029(a)	1,360,000	1,174,714
Valvoline, Inc.
4.25%, 2/15/2030(a)	300,000	272,607
3.63%, 6/15/2031(a)	200,000	166,124
Vibrantz Technologies, Inc.
9.00%, 2/15/2030(a)	1,645,000	1,203,850
WR Grace Holdings LLC
4.88%, 6/15/2027(a)	680,000	652,664
5.63%, 8/15/2029(a)	2,500,000	2,116,250

		33,058,639

Commercial Services & Supplies - 3.9%
ADT Security Corp. (The)
4.13%, 8/1/2029(a)	455,000	410,533
Allied Universal Holdco LLC
6.63%, 7/15/2026(a)	2,145,000	2,080,897
9.75%, 7/15/2027(a)	2,200,000	2,023,901
4.63%, 6/1/2028(a)	2,835,000	2,510,351
6.00%, 6/1/2029(a)	2,040,000	1,577,224
Aptim Corp.
7.75%, 6/15/2025(a)	1,260,000	888,300
Aramark Services, Inc.
5.00%, 2/1/2028(a)	1,458,000	1,427,834
Brink’s Co. (The)
5.50%, 7/15/2025(a)	500,000	503,183

Investments	Principal Amount ($)	Value ($)
Clean Harbors, Inc.
4.88%, 7/15/2027(a)	690,000	683,100
CoreCivic, Inc.
8.25%, 4/15/2026	890,000	886,866
4.75%, 10/15/2027	780,000	653,949
Covanta Holding Corp.
4.88%, 12/1/2029(a)	190,000	169,644
5.00%, 9/1/2030	755,000	660,871
Deluxe Corp.
8.00%, 6/1/2029(a)	1,815,000	1,588,688
Garda World Security Corp.
4.63%, 2/15/2027(a)	640,000	578,486
9.50%, 11/1/2027(a)	1,410,000	1,322,793
6.00%, 6/1/2029(a)	1,230,000	963,116
GEO Group, Inc. (The)
5.88%, 10/15/2024	370,000	345,345
6.00%, 4/15/2026	1,035,000	788,827
GFL Environmental, Inc.
4.00%, 8/1/2028(a)	1,535,000	1,387,011
4.75%, 6/15/2029(a)	185,000	169,050
IAA, Inc.
5.50%, 6/15/2027(a)	620,000	617,870
Interface, Inc.
5.50%, 12/1/2028(a)	590,000	519,976
Intrado Corp.
8.50%, 10/15/2025(a)	1,660,000	1,462,028
Legends Hospitality Holding Co. LLC
5.00%, 2/1/2026(a)	560,000	507,184
Madison IAQ LLC
4.13%, 6/30/2028(a)	315,000	279,186
5.88%, 6/30/2029(a)	2,300,000	1,805,627
Pitney Bowes, Inc.
4.63%, 3/15/2024	480,000	456,275
6.88%, 3/15/2027(a)	1,270,000	1,025,908
7.25%, 3/15/2029(a)	1,400,000	1,102,585
Prime Security Services Borrower LLC
3.38%, 8/31/2027(a)	1,360,000	1,243,611
6.25%, 1/15/2028(a)	2,760,000	2,542,174
Stericycle, Inc.
3.88%, 1/15/2029(a)	245,000	224,362
Vericast Corp.
11.00%, 9/15/2026(a)	1,840,000	1,814,700
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(a)	805,000	800,379
Waste Pro USA, Inc.
5.50%, 2/15/2026(a)	875,000	810,368

		36,832,202

Communications Equipment - 0.1%
Viasat, Inc.
5.63%, 4/15/2027(a)	850,000	799,187

Construction & Engineering - 1.4%
AECOM
5.13%, 3/15/2027	1,295,000	1,310,644
Artera Services LLC
9.03%, 12/4/2025(a)	2,205,000	1,797,450

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Brand Industrial Services, Inc.
8.50%, 7/15/2025(a)	2,237,000	1,854,037
Brundage-Bone Concrete Pumping Holdings, Inc.
6.00%, 2/1/2026(a)	1,010,000	908,131
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(a)	1,075,000	850,889
7.50%, 4/15/2032(a)	725,000	560,936
Great Lakes Dredge & Dock Corp.
5.25%, 6/1/2029(a)	640,000	571,926
HTA Group Ltd.
7.00%, 12/18/2025(a)	1,230,000	1,092,019
Pike Corp.
5.50%, 9/1/2028(a)	1,770,000	1,524,581
Promontoria Holding 264 BV
7.88%, 3/1/2027(a)	655,000	601,145
Railworks Holdings LP
8.25%, 11/15/2028(a)	635,000	564,468
VM Consolidated, Inc.
5.50%, 4/15/2029(a)	1,075,000	943,680
Weekley Homes LLC
4.88%, 9/15/2028(a)	725,000	597,060

		13,176,966

Consumer Finance - 2.2%
Cobra AcquisitionCo LLC
6.38%, 11/1/2029(a)	990,000	744,896
Enova International, Inc.
8.50%, 9/1/2024(a)	610,000	580,957
FirstCash, Inc.
4.63%, 9/1/2028(a)	892,000	799,500
5.63%, 1/1/2030(a)	975,000	916,793
Ford Holdings LLC
9.30%, 3/1/2030	545,000	616,796
Ford Motor Credit Co. LLC
4.13%, 8/17/2027	1,200,000	1,131,360
3.82%, 11/2/2027	835,000	766,547
2.90%, 2/16/2028	960,000	842,769
2.90%, 2/10/2029	1,035,000	875,315
5.11%, 5/3/2029	2,282,000	2,221,744
4.00%, 11/13/2030	2,380,000	2,108,716
3.63%, 6/17/2031	1,420,000	1,207,682
goeasy Ltd.
5.38%, 12/1/2024(a)	755,000	709,776
4.38%, 5/1/2026(a)	440,000	377,214
LFS Topco LLC
5.88%, 10/15/2026(a)	765,000	628,446
OneMain Finance Corp.
6.63%, 1/15/2028	1,055,000	990,656
5.38%, 11/15/2029	290,000	247,121
4.00%, 9/15/2030	500,000	393,715
PRA Group, Inc.
7.38%, 9/1/2025(a)	395,000	391,743
5.00%, 10/1/2029(a)	1,215,000	1,048,114
PROG Holdings, Inc.
6.00%, 11/15/2029(a)	1,970,000	1,621,568
SLM Corp.
3.13%, 11/2/2026	700,000	611,807

Investments	Principal Amount ($)	Value ($)
World Acceptance Corp.
7.00%, 11/1/2026(a)	960,000	685,975

		20,519,210

Containers & Packaging - 1.5%
Ardagh Metal Packaging Finance USA LLC
4.00%, 9/1/2029(a)	600,000	517,314
Cascades, Inc.
5.38%, 1/15/2028(a)	1,040,000	937,193
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029(a)	785,000	793,780
8.75%, 4/15/2030(a)	600,000	571,104
Crown Cork & Seal Co., Inc.
7.38%, 12/15/2026	425,000	459,561
Graham Packaging Co., Inc.
7.13%, 8/15/2028(a)	1,770,000	1,492,948
Intelligent Packaging Ltd. Finco, Inc.
6.00%, 9/15/2028(a)	1,210,000	1,013,347
LABL, Inc.
6.75%, 7/15/2026(a)	945,000	916,886
5.88%, 11/1/2028(a)	1,280,000	1,172,000
Mauser Packaging Solutions Holding Co.
7.25%, 4/15/2025(a)	1,490,000	1,370,450
Owens-Brockway Glass Container, Inc.
5.38%, 1/15/2025(a)	345,000	323,419
6.38%, 8/15/2025(a)	575,000	550,305
6.63%, 5/13/2027(a)	805,000	775,545
Pactiv Evergreen Group Issuer, Inc.
4.00%, 10/15/2027(a)	1,370,000	1,208,902
Pactiv LLC
7.95%, 12/15/2025	275,000	245,438
Trident TPI Holdings, Inc.
9.25%, 8/1/2024(a)	365,000	336,733
6.63%, 11/1/2025(a)	510,000	450,511
Trivium Packaging Finance BV
8.50%, 8/15/2027(a)(b)	1,020,000	975,915

		14,111,351

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(a)	190,000	178,089
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(a)	1,600,000	1,403,063
Univar Solutions USA, Inc.
5.13%, 12/1/2027(a)	610,000	588,381

		2,169,533

Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(a)	635,000	595,913
Carriage Services, Inc.
4.25%, 5/15/2029(a)	415,000	361,598
Graham Holdings Co.
5.75%, 6/1/2026(a)	600,000	601,575
Grand Canyon University
4.13%, 10/1/2024	915,000	876,387
5.13%, 10/1/2028	765,000	721,012
Metis Merger Sub LLC
6.50%, 5/15/2029(a)	1,795,000	1,531,084

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Service Corp. International
3.38%, 8/15/2030	195,000	173,708
4.00%, 5/15/2031	265,000	244,354
Signal Parent, Inc.
6.13%, 4/1/2029(a)	920,000	549,895
StoneMor, Inc.
8.50%, 5/15/2029(a)	660,000	579,176
WW International, Inc.
4.50%, 4/15/2029(a)	1,640,000	1,201,243

		7,435,945

Diversified Financial Services - 1.0%
Armor Holdco, Inc.
8.50%, 11/15/2029(a)	870,000	709,694
CPI CG, Inc.
8.63%, 3/15/2026(a)	586,000	568,252
Jefferies Finance LLC
5.00%, 8/15/2028(a)	1,130,000	949,796
Jefferson Capital Holdings LLC
6.00%, 8/15/2026(a)	450,000	399,204
Midcap Financial Issuer Trust
6.50%, 5/1/2028(a)	1,635,000	1,506,187
5.63%, 1/15/2030(a)	900,000	727,938
MPH Acquisition Holdings LLC
5.75%, 11/1/2028(a)	1,800,000	1,529,509
Oxford Finance LLC
6.38%, 2/1/2027(a)	335,000	321,722
Sabre GLBL, Inc.
9.25%, 4/15/2025(a)	1,175,000	1,196,937
7.38%, 9/1/2025(a)	1,075,000	1,062,616

		8,971,855

Diversified Telecommunication Services - 7.9%
Altice France Holding SA
10.50%, 5/15/2027(a)	3,000,000	2,829,030
6.00%, 2/15/2028(a)	2,565,000	1,991,291
Altice France SA
5.50%, 1/15/2028(a)	1,910,000	1,683,732
5.13%, 1/15/2029(a)	755,000	642,871
5.13%, 7/15/2029(a)	4,035,000	3,459,085
5.50%, 10/15/2029(a)	2,835,000	2,450,772
CCO Holdings LLC
5.38%, 6/1/2029(a)	230,000	219,593
4.75%, 3/1/2030(a)	2,115,000	1,927,601
4.50%, 8/15/2030(a)	1,750,000	1,558,620
4.25%, 2/1/2031(a)	1,805,000	1,568,500
4.75%, 2/1/2032(a)	490,000	433,907
4.50%, 5/1/2032	2,012,000	1,764,866
4.50%, 6/1/2033(a)	720,000	606,632
4.25%, 1/15/2034(a)	1,310,000	1,085,361
Frontier Communications Holdings LLC
5.88%, 10/15/2027(a)	125,000	123,446
5.00%, 5/1/2028(a)	180,000	169,446
6.75%, 5/1/2029(a)	3,330,000	2,971,409
5.88%, 11/1/2029	2,620,000	2,208,398
6.00%, 1/15/2030(a)	3,650,000	3,075,253
8.75%, 5/15/2030(a)	3,500,000	3,735,445
Iliad Holding SASU
6.50%, 10/15/2026(a)	1,600,000	1,537,880

Investments	Principal Amount ($)	Value ($)
7.00%, 10/15/2028(a)	1,920,000	1,847,405
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(a)	10,905,000	10,108,935
Level 3 Financing, Inc.
4.25%, 7/1/2028(a)	735,000	643,196
3.63%, 1/15/2029(a)	175,000	146,629
Lumen Technologies, Inc.
5.13%, 12/15/2026(a)	2,015,000	1,844,309
4.00%, 2/15/2027(a)	1,615,000	1,493,948
Series G, 6.88%, 1/15/2028	1,010,000	930,841
4.50%, 1/15/2029(a)	1,905,000	1,515,075
5.38%, 6/15/2029(a)	3,225,000	2,700,647
Sprint Capital Corp.
6.88%, 11/15/2028	1,000,000	1,123,860
8.75%, 3/15/2032	1,685,000	2,185,066
Telecom Italia Capital SA
6.38%, 11/15/2033	1,210,000	1,011,947
6.00%, 9/30/2034	380,000	300,292
7.20%, 7/18/2036	245,000	203,902
7.72%, 6/4/2038	255,000	212,332
Virgin Media Finance plc
5.00%, 7/15/2030(a)	3,045,000	2,586,362
Virgin Media Secured Finance plc
5.50%, 5/15/2029(a)	1,940,000	1,846,821
4.50%, 8/15/2030(a)	395,000	355,038
Windstream Escrow LLC
7.75%, 8/15/2028(a)	2,156,000	1,939,969
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(a)	1,900,000	1,659,409
6.13%, 3/1/2028(a)	3,805,000	2,958,863

		73,657,984

Electric Utilities - 1.1%
DPL, Inc.
4.13%, 7/1/2025	515,000	497,490
Emera, Inc.
Series 16-A, 6.75%, 6/15/2076(e)	1,745,000	1,740,720
FirstEnergy Corp.
Series A, 1.60%, 1/15/2026	260,000	238,165
Series C, 7.38%, 11/15/2031	1,050,000	1,226,463
Series C, 5.35%, 7/15/2047(b)	225,000	201,877
Series C, 3.40%, 3/1/2050	340,000	254,521
NextEra Energy Operating Partners LP
3.88%, 10/15/2026(a)	625,000	615,625
4.50%, 9/15/2027(a)	180,000	178,200
NRG Energy, Inc.
5.75%, 1/15/2028	1,450,000	1,403,683
5.25%, 6/15/2029(a)	190,000	178,372
3.63%, 2/15/2031(a)	815,000	683,715
3.88%, 2/15/2032(a)	455,000	389,926
Pattern Energy Operations LP
4.50%, 8/15/2028(a)	190,000	176,559

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PG&E Corp.
5.00%, 7/1/2028	1,475,000	1,353,069
5.25%, 7/1/2030	450,000	404,975
Vistra Operations Co. LLC
4.38%, 5/1/2029(a)	785,000	731,491

		10,274,851

Electronic Equipment, Instruments & Components - 0.1%
Likewize Corp.
9.75%, 10/15/2025(a)	735,000	701,249
Sensata Technologies, Inc.
3.75%, 2/15/2031(a)	405,000	352,455
TTM Technologies, Inc.
4.00%, 3/1/2029(a)	125,000	110,608

		1,164,312

Energy Equipment & Services - 1.6%
Archrock Partners LP
6.88%, 4/1/2027(a)	905,000	846,459
6.25%, 4/1/2028(a)	1,760,000	1,596,734
Bristow Group, Inc.
6.88%, 3/1/2028(a)	1,425,000	1,269,027
CGG SA
8.75%, 4/1/2027(a)	1,564,000	1,437,105
Nabors Industries, Inc.
9.00%, 2/1/2025(a)	185,000	183,198
Oceaneering International, Inc.
6.00%, 2/1/2028	1,150,000	1,000,097
Precision Drilling Corp.
7.13%, 1/15/2026(a)	605,000	561,268
6.88%, 1/15/2029(a)	940,000	843,227
Solaris Midstream Holdings LLC
7.63%, 4/1/2026(a)	415,000	402,612
Transocean Guardian Ltd.
5.88%, 1/15/2024(a)	545,508	522,499
Transocean Phoenix 2 Ltd.
7.75%, 10/15/2024(a)	373,500	363,251
Transocean Pontus Ltd.
6.13%, 8/1/2025(a)	417,200	391,265
Transocean Proteus Ltd.
6.25%, 12/1/2024(a)	508,500	482,050
USA Compression Partners LP
6.88%, 4/1/2026	1,570,000	1,478,430
6.88%, 9/1/2027	2,540,000	2,333,434
Valaris Ltd.
8.25%, 4/30/2028(a)(d)	615,000	605,314
Weatherford International Ltd.
11.00%, 12/1/2024(a)	495,000	501,945
Welltec International ApS
8.25%, 10/15/2026(a)	605,000	581,813

		15,399,728

Entertainment - 0.4%
Allen Media LLC
10.50%, 2/15/2028(a)	1,440,000	709,251
Cinemark USA, Inc.
5.88%, 3/15/2026(a)	555,000	533,569
Live Nation Entertainment, Inc.
4.75%, 10/15/2027(a)	1,235,000	1,179,505

Investments	Principal Amount ($)	Value ($)
Playtika Holding Corp.
4.25%, 3/15/2029(a)	195,000	175,158
WMG Acquisition Corp.
3.75%, 12/1/2029(a)	500,000	456,570
3.00%, 2/15/2031(a)	240,000	208,958

		3,263,011

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Finance Trust, Inc.
4.50%, 9/30/2028(a)	1,270,000	1,021,036
Brookfield Property REIT, Inc.
5.75%, 5/15/2026(a)	1,495,000	1,459,576
4.50%, 4/1/2027(a)	1,340,000	1,172,087
Diversified Healthcare Trust
4.75%, 5/1/2024	435,000	398,072
9.75%, 6/15/2025	605,000	601,291
Global Net Lease, Inc.
3.75%, 12/15/2027(a)	775,000	680,179
HAT Holdings I LLC
6.00%, 4/15/2025(a)	550,000	535,221
3.38%, 6/15/2026(a)	1,370,000	1,202,586
Iron Mountain Information Management Services, Inc.
5.00%, 7/15/2032(a)	195,000	176,071
Iron Mountain, Inc.
4.88%, 9/15/2027(a)	1,295,000	1,233,983
5.25%, 3/15/2028(a)	810,000	775,466
4.88%, 9/15/2029(a)	500,000	460,191
5.25%, 7/15/2030(a)	2,761,000	2,588,879
4.50%, 2/15/2031(a)	400,000	351,898
5.63%, 7/15/2032(a)	419,000	394,887
Service Properties Trust
4.65%, 3/15/2024	400,000	364,878
4.35%, 10/1/2024	1,440,000	1,292,400
4.50%, 3/15/2025	885,000	753,081
5.25%, 2/15/2026	675,000	572,275
4.75%, 10/1/2026	1,250,000	984,158
4.95%, 2/15/2027	630,000	517,630
Uniti Group LP
7.88%, 2/15/2025(a)	3,250,000	3,284,775
4.75%, 4/15/2028(a)	980,000	864,227
6.50%, 2/15/2029(a)	3,630,000	2,803,013
6.00%, 1/15/2030(a)	2,420,000	1,733,955
XHR LP
6.38%, 8/15/2025(a)	640,000	642,387

		26,864,202

Food & Staples Retailing - 0.4%
C&S Group Enterprises LLC
5.00%, 12/15/2028(a)	1,010,000	733,460
Rite Aid Corp.
8.00%, 11/15/2026(a)	2,910,000	2,459,226
US Foods, Inc.
4.63%, 6/1/2030(a)	130,000	119,266

		3,311,952

Food Products - 1.2%
B&G Foods, Inc.
5.25%, 4/1/2025	1,355,000	1,311,924
5.25%, 9/15/2027	965,000	884,548

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Chobani LLC
7.50%, 4/15/2025(a)	855,000	825,413
Post Holdings, Inc.
5.63%, 1/15/2028(a)	1,475,000	1,454,800
5.50%, 12/15/2029(a)	1,760,000	1,671,402
4.63%, 4/15/2030(a)	3,298,000	2,962,692
4.50%, 9/15/2031(a)	930,000	820,898
Sigma Holdco BV
7.88%, 5/15/2026(a)	390,000	228,177
Simmons Foods, Inc.
4.63%, 3/1/2029(a)	250,000	228,808
TreeHouse Foods, Inc.
4.00%, 9/1/2028	660,000	575,210

		10,963,872

Gas Utilities - 0.8%
AmeriGas Partners LP
5.63%, 5/20/2024	880,000	890,408
5.50%, 5/20/2025	975,000	981,357
5.88%, 8/20/2026	1,165,000	1,181,473
5.75%, 5/20/2027	995,000	1,003,522
Ferrellgas LP
5.38%, 4/1/2026(a)	1,115,000	1,038,355
5.88%, 4/1/2029(a)	1,485,000	1,305,100
Suburban Propane Partners LP
5.88%, 3/1/2027	585,000	562,703
5.00%, 6/1/2031(a)	110,000	100,411
Superior Plus LP
4.50%, 3/15/2029(a)	805,000	741,723

		7,805,052

Health Care Equipment & Supplies - 0.8%
Hologic, Inc.
4.63%, 2/1/2028(a)	500,000	486,630
Medline Borrower LP
3.88%, 4/1/2029(a)	3,015,000	2,729,087
5.25%, 10/1/2029(a)	3,900,000	3,514,563
Teleflex, Inc.
4.63%, 11/15/2027	635,000	625,653
Varex Imaging Corp.
7.88%, 10/15/2027(a)	494,000	493,333

		7,849,266

Health Care Providers & Services - 2.4%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028(a)	550,000	542,383
AHP Health Partners, Inc.
5.75%, 7/15/2029(a)	1,025,000	760,981
Air Methods Corp.
8.00%, 5/15/2025(a)	425,000	283,824
Centene Corp.
3.38%, 2/15/2030	300,000	273,041
3.00%, 10/15/2030	850,000	759,705
2.50%, 3/1/2031	320,000	275,000
Community Health Systems, Inc.
5.63%, 3/15/2027(a)	2,790,000	2,490,912
DaVita, Inc.
4.63%, 6/1/2030(a)	2,723,000	2,238,061
3.75%, 2/15/2031(a)	770,000	587,021

Investments	Principal Amount ($)	Value ($)
Encompass Health Corp.
4.50%, 2/1/2028	900,000	834,759
4.75%, 2/1/2030	380,000	351,274
4.63%, 4/1/2031	200,000	179,791
Envision Healthcare Corp.
8.75%, 10/15/2026(a)	3,155,000	1,062,998
Global Medical Response, Inc.
6.50%, 10/1/2025(a)	810,000	753,413
Hadrian Merger Sub, Inc.
8.50%, 5/1/2026(a)	55,000	52,345
HealthEquity, Inc.
4.50%, 10/1/2029(a)	190,000	177,192
Legacy LifePoint Health LLC
4.38%, 2/15/2027(a)	535,000	477,894
LifePoint Health, Inc.
5.38%, 1/15/2029(a)	1,195,000	924,960
ModivCare Escrow Issuer, Inc.
5.00%, 10/1/2029(a)	300,000	274,865
ModivCare, Inc.
5.88%, 11/15/2025(a)	674,000	658,235
Molina Healthcare, Inc.
3.88%, 11/15/2030(a)	200,000	185,014
3.88%, 5/15/2032(a)	400,000	368,000
Prime Healthcare Services, Inc.
7.25%, 11/1/2025(a)	1,320,000	1,161,527
Radiology Partners, Inc.
9.25%, 2/1/2028(a)	1,620,000	1,198,672
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(a)	1,500,000	1,416,975
RP Escrow Issuer LLC
5.25%, 12/15/2025(a)	895,000	805,649
Surgery Center Holdings, Inc.
6.75%, 7/1/2025(a)	380,000	359,873
10.00%, 4/15/2027(a)	560,000	569,010
Team Health Holdings, Inc.
6.38%, 2/1/2025(a)	455,000	311,331
Tenet Healthcare Corp.
6.13%, 10/1/2028(a)	890,000	868,787
US Acute Care Solutions LLC
6.38%, 3/1/2026(a)	905,000	844,216
US Renal Care, Inc.
10.63%, 7/15/2027(a)	1,703,000	735,483

		22,783,191

Hotels, Restaurants & Leisure - 5.2%
1011778 BC ULC
4.38%, 1/15/2028(a)	855,000	793,786
4.00%, 10/15/2030(a)	1,975,000	1,725,854
Affinity Gaming
6.88%, 12/15/2027(a)	1,410,000	1,225,283
Boyne USA, Inc.
4.75%, 5/15/2029(a)	195,000	182,818
CCM Merger, Inc.
6.38%, 5/1/2026(a)	190,000	179,164
CDI Escrow Issuer, Inc.
5.75%, 4/1/2030(a)	590,000	578,920
CEC Entertainment LLC
6.75%, 5/1/2026(a)	1,000,000	933,610

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Cedar Fair LP
6.50%, 10/1/2028	380,000	373,798
5.25%, 7/15/2029	610,000	584,221
Fertitta Entertainment LLC
6.75%, 1/15/2030(a)	4,480,000	3,673,466
Genting New York LLC
3.30%, 2/15/2026(a)	580,000	528,161
GPS Hospitality Holding Co. LLC
7.00%, 8/15/2028(a)	1,105,000	717,904
Hilton Domestic Operating Co., Inc.
3.63%, 2/15/2032(a)	825,000	713,712
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029(a)	1,550,000	1,374,850
4.88%, 7/1/2031(a)	85,000	71,513
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(a)	1,255,000	1,043,937
KFC Holding Co.
4.75%, 6/1/2027(a)	985,000	984,429
Las Vegas Sands Corp.
3.90%, 8/8/2029	205,000	183,587
Life Time, Inc.
5.75%, 1/15/2026(a)	1,105,000	1,030,990
8.00%, 4/15/2026(a)	805,000	760,842
MajorDrive Holdings IV LLC
6.38%, 6/1/2029(a)	1,395,000	1,055,080
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	570,000	517,300
4.50%, 6/15/2029(a)	130,000	113,075
MGM Resorts International
5.50%, 4/15/2027	1,200,000	1,160,880
4.75%, 10/15/2028	190,000	172,210
Midwest Gaming Borrower LLC
4.88%, 5/1/2029(a)	1,840,000	1,681,374
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(a)	1,890,000	1,686,986
Motion Bondco DAC
6.63%, 11/15/2027(a)	1,035,000	831,237
Raptor Acquisition Corp.
4.88%, 11/1/2026(a)	400,000	364,367
Resorts World Las Vegas LLC
4.63%, 4/16/2029(a)	3,470,000	2,829,058
4.63%, 4/6/2031(a)	1,100,000	877,845
Scientific Games Holdings LP
6.63%, 3/1/2030(a)	2,785,000	2,505,595
SeaWorld Parks & Entertainment, Inc.
5.25%, 8/15/2029(a)	1,420,000	1,274,961
Six Flags Entertainment Corp.
5.50%, 4/15/2027(a)	680,000	644,630
Sizzling Platter LLC
8.50%, 11/28/2025(a)	230,000	201,786
TKC Holdings, Inc.
6.88%, 5/15/2028(a)	855,000	748,714
10.50%, 5/15/2029(a)	1,525,000	1,357,006
Travel + Leisure Co.
6.60%, 10/1/2025(b)	480,000	487,354
6.63%, 7/31/2026(a)	890,000	902,304
6.00%, 4/1/2027(b)	550,000	546,620

Investments	Principal Amount ($)	Value ($)
4.63%, 3/1/2030(a)	295,000	242,109
Viking Cruises Ltd.
6.25%, 5/15/2025(a)	340,000	305,199
5.88%, 9/15/2027(a)	1,765,000	1,440,999
7.00%, 2/15/2029(a)	1,145,000	927,548
Viking Ocean Cruises Ship VII Ltd.
5.63%, 2/15/2029(a)	905,000	782,798
VOC Escrow Ltd.
5.00%, 2/15/2028(a)	995,000	887,227
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	2,765,000	2,727,562
Wynn Resorts Finance LLC
7.75%, 4/15/2025(a)	745,000	753,337
Yum! Brands, Inc.
4.75%, 1/15/2030(a)	970,000	945,411
3.63%, 3/15/2031	600,000	543,750
4.63%, 1/31/2032	565,000	538,340
5.38%, 4/1/2032	490,000	484,958
6.88%, 11/15/2037	205,000	217,383

		48,415,848

Household Durables - 1.8%
Ashton Woods USA LLC
4.63%, 8/1/2029(a)	1,190,000	923,861
4.63%, 4/1/2030(a)	1,340,000	1,019,018
Beazer Homes USA, Inc.
7.25%, 10/15/2029	1,380,000	1,259,264
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027(a)	2,015,000	1,819,132
5.00%, 6/15/2029(a)	920,000	709,283
4.88%, 2/15/2030(a)	1,825,000	1,416,463
CD&R Smokey Buyer, Inc.
6.75%, 7/15/2025(a)	705,000	665,097
Empire Communities Corp.
7.00%, 12/15/2025(a)	730,000	638,710
Installed Building Products, Inc.
5.75%, 2/1/2028(a)	540,000	495,920
KB Home
6.88%, 6/15/2027	500,000	515,792
LGI Homes, Inc.
4.00%, 7/15/2029(a)	595,000	490,896
M/I Homes, Inc.
4.95%, 2/1/2028	560,000	516,562
Mattamy Group Corp.
5.25%, 12/15/2027(a)	380,000	334,283
4.63%, 3/1/2030(a)	1,725,000	1,390,747
New Home Co., Inc. (The)
7.25%, 10/15/2025(a)	800,000	651,711
Newell Brands, Inc.
5.75%, 4/1/2046(b)	291,000	249,633
Shea Homes LP
4.75%, 2/15/2028(a)	575,000	484,297
4.75%, 4/1/2029(a)	385,000	315,732
SWF Escrow Issuer Corp.
6.50%, 10/1/2029(a)	1,570,000	1,118,389
Tempur Sealy International, Inc.
3.88%, 10/15/2031(a)	275,000	223,437

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	865,000	831,985
5.70%, 6/15/2028	450,000	431,124

		16,501,336

Household Products - 0.6%
Central Garden & Pet Co.
4.13%, 4/30/2031(a)	300,000	257,736
Energizer Holdings, Inc.
6.50%, 12/31/2027(a)	535,000	496,278
4.75%, 6/15/2028(a)	1,540,000	1,314,868
4.38%, 3/31/2029(a)	1,920,000	1,594,061
Kronos Acquisition Holdings, Inc.
5.00%, 12/31/2026(a)	630,000	541,475
7.00%, 12/31/2027(a)	1,340,000	1,018,543

		5,222,961

Independent Power and Renewable Electricity Producers - 0.7%
Atlantica Sustainable Infrastructure plc
4.13%, 6/15/2028(a)	160,000	146,445
Calpine Corp.
5.13%, 3/15/2028(a)	2,170,000	2,050,639
4.63%, 2/1/2029(a)	1,660,000	1,500,076
5.00%, 2/1/2031(a)	2,080,000	1,853,555
3.75%, 3/1/2031(a)	350,000	311,465
Clearway Energy Operating LLC
3.75%, 2/15/2031(a)	370,000	324,363

		6,186,543

Insurance - 1.7%
Acrisure LLC
7.00%, 11/15/2025(a)	1,075,000	1,033,075
10.13%, 8/1/2026(a)	375,000	381,041
4.25%, 2/15/2029(a)	975,000	863,443
6.00%, 8/1/2029(a)	1,250,000	1,047,926
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(a)	190,000	177,344
6.75%, 10/15/2027(a)	1,695,000	1,616,250
5.88%, 11/1/2029(a)	925,000	810,058
AmWINS Group, Inc.
4.88%, 6/30/2029(a)	195,000	177,746
Assurant, Inc.
7.00%, 3/27/2048(e)	360,000	362,074
AssuredPartners, Inc.
5.63%, 1/15/2029(a)	1,375,000	1,225,558
BroadStreet Partners, Inc.
5.88%, 4/15/2029(a)	2,100,000	1,798,272
Enstar Finance LLC
5.75%, 9/1/2040(e)	765,000	716,120
5.50%, 1/15/2042(e)	820,000	702,051
GTCR AP Finance, Inc.
8.00%, 5/15/2027(a)	745,000	733,495
HUB International Ltd.
5.63%, 12/1/2029(a)	1,285,000	1,140,101
Liberty Mutual Group, Inc.
7.80%, 3/15/2037(a)	275,000	320,394
4.30%, 2/1/2061(a)	225,000	158,257
NFP Corp.
4.88%, 8/15/2028(a)	190,000	173,227

Investments	Principal Amount ($)	Value ($)
6.88%, 8/15/2028(a)	3,190,000	2,813,580

		16,250,012

Interactive Media & Services - 0.3%
Cars.com, Inc.
6.38%, 11/1/2028(a)	960,000	834,226
Rackspace Technology Global, Inc.
3.50%, 2/15/2028(a)	775,000	642,100
TripAdvisor, Inc.
7.00%, 7/15/2025(a)	425,000	424,537
Ziff Davis, Inc.
4.63%, 10/15/2030(a)	190,000	177,177
ZipRecruiter, Inc.
5.00%, 1/15/2030(a)	895,000	800,761

		2,878,801

Internet & Direct Marketing Retail - 0.6%
ANGI Group LLC
3.88%, 8/15/2028(a)	1,565,000	1,277,909
Go Daddy Operating Co. LLC
5.25%, 12/1/2027(a)	900,000	876,497
Match Group Holdings II LLC
5.00%, 12/15/2027(a)	555,000	537,098
Millennium Escrow Corp.
6.63%, 8/1/2026(a)	1,645,000	1,291,483
Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(a)	1,720,000	1,271,940
QVC, Inc.
4.75%, 2/15/2027	800,000	675,404
5.45%, 8/15/2034	100,000	71,356

		6,001,687

IT Services - 1.4%
Acuris Finance US, Inc.
5.00%, 5/1/2028(a)	559,000	468,705
Ahead DB Holdings LLC
6.63%, 5/1/2028(a)	680,000	630,693
Arches Buyer, Inc.
4.25%, 6/1/2028(a)	290,000	248,694
6.13%, 12/1/2028(a)	1,516,000	1,246,857
Cablevision Lightpath LLC
5.63%, 9/15/2028(a)	895,000	725,111
Cogent Communications Group, Inc.
3.50%, 5/1/2026(a)	630,000	592,215
7.00%, 6/15/2027(a)	775,000	778,846
Conduent Business Services LLC
6.00%, 11/1/2029(a)	1,410,000	1,189,948
Endurance International Group Holdings, Inc.
6.00%, 2/15/2029(a)	1,675,000	1,228,252
ION Trading Technologies Sarl
5.75%, 5/15/2028(a)	925,000	760,836
Northwest Fiber LLC
4.75%, 4/30/2027(a)	225,000	195,760
6.00%, 2/15/2028(a)	790,000	608,547
10.75%, 6/1/2028(a)	579,000	518,306
Presidio Holdings, Inc.
4.88%, 2/1/2027(a)	650,000	624,998
8.25%, 2/1/2028(a)	1,115,000	1,053,563
Unisys Corp.
6.88%, 11/1/2027(a)	905,000	849,798

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Virtusa Corp.
7.13%, 12/15/2028(a)	1,240,000	993,736

		12,714,865

Leisure Products - 0.3%
Universal Entertainment Corp.
8.50%, 12/11/2024(a)	1,569,000	1,533,611
Vista Outdoor, Inc.
4.50%, 3/15/2029(a)	1,790,000	1,365,359

		2,898,970

Machinery - 1.3%
Amsted Industries, Inc.
5.63%, 7/1/2027(a)	485,000	470,198
EnPro Industries, Inc.
5.75%, 10/15/2026	425,000	420,440
GrafTech Finance, Inc.
4.63%, 12/15/2028(a)	850,000	740,378
Granite US Holdings Corp.
11.00%, 10/1/2027(a)	520,000	484,926
Hillenbrand, Inc.
5.00%, 9/15/2026(b)	445,000	432,066
Husky III Holding Ltd.
13.00%, 2/15/2025(a)(d)	575,000	562,585
Interpipe Holdings plc
8.38%, 5/13/2026(a)	500,000	201,099
JPW Industries Holding Corp.
9.00%, 10/1/2024(a)	360,000	327,290
OT Merger Corp.
7.88%, 10/15/2029(a)	820,000	575,919
SPX FLOW, Inc.
8.75%, 4/1/2030(a)	1,310,000	1,080,828
Stevens Holding Co., Inc.
6.13%, 10/1/2026(a)	490,000	481,013
Terex Corp.
5.00%, 5/15/2029(a)	1,085,000	969,784
Titan Acquisition Ltd.
7.75%, 4/15/2026(a)	1,205,000	1,081,566
Titan International, Inc.
7.00%, 4/30/2028	505,000	483,105
TK Elevator Holdco GmbH
7.63%, 7/15/2028(a)	1,130,000	1,025,610
TK Elevator US Newco, Inc.
5.25%, 7/15/2027(a)	1,540,000	1,480,333
Wabash National Corp.
4.50%, 10/15/2028(a)	1,395,000	1,145,644

		11,962,784

Media - 7.0%
Advantage Sales & Marketing, Inc.
6.50%, 11/15/2028(a)	1,450,000	1,322,908
Altice Financing SA
5.00%, 1/15/2028(a)	1,705,000	1,509,130
5.75%, 8/15/2029(a)	2,900,000	2,544,358
Belo Corp.
7.75%, 6/1/2027	225,000	226,904
7.25%, 9/15/2027	1,000,000	996,625
Cable One, Inc.
4.00%, 11/15/2030(a)	270,000	240,370

Investments	Principal Amount ($)	Value ($)
CMG Media Corp.
8.88%, 12/15/2027(a)	2,195,000	1,769,785
CSC Holdings LLC
7.50%, 4/1/2028(a)	1,695,000	1,560,570
5.75%, 1/15/2030(a)	3,200,000	2,598,160
4.63%, 12/1/2030(a)	1,305,000	994,795
5.00%, 11/15/2031(a)	200,000	149,114
Diamond Sports Group LLC
5.38%, 8/15/2026(a)	9,735,000	2,153,869
6.63%, 8/15/2027(a)	5,700,000	541,500
Directv Financing LLC
5.88%, 8/15/2027(a)	4,035,000	3,776,699
DISH DBS Corp.
5.88%, 11/15/2024	2,770,000	2,556,455
7.75%, 7/1/2026	5,905,000	4,917,595
5.25%, 12/1/2026(a)	1,865,000	1,616,722
7.38%, 7/1/2028	3,387,000	2,429,050
5.75%, 12/1/2028(a)	1,400,000	1,138,375
5.13%, 6/1/2029	4,814,000	3,153,170
Gannett Holdings LLC
6.00%, 11/1/2026(a)	605,000	514,311
GCI LLC
4.75%, 10/15/2028(a)	1,525,000	1,391,829
Gray Escrow II, Inc.
5.38%, 11/15/2031(a)	725,000	641,556
Gray Television, Inc.
5.88%, 7/15/2026(a)	950,000	945,279
7.00%, 5/15/2027(a)	1,200,000	1,203,895
4.75%, 10/15/2030(a)	210,000	180,963
iHeartCommunications, Inc.
5.25%, 8/15/2027(a)	750,000	684,315
Liberty Interactive LLC
8.50%, 7/15/2029	240,000	162,019
8.25%, 2/1/2030	135,000	86,748
McGraw-Hill Education, Inc.
5.75%, 8/1/2028(a)	1,510,000	1,360,981
8.00%, 8/1/2029(a)	1,660,000	1,396,309
Nexstar Media, Inc.
5.63%, 7/15/2027(a)	2,365,000	2,368,819
Outfront Media Capital LLC
6.25%, 6/15/2025(a)	495,000	489,002
Radiate Holdco LLC
4.50%, 9/15/2026(a)	815,000	751,674
6.50%, 9/15/2028(a)	2,240,000	1,787,218
Scripps Escrow II, Inc.
5.38%, 1/15/2031(a)	220,000	184,531
Sinclair Television Group, Inc.
5.13%, 2/15/2027(a)	665,000	594,776
5.50%, 3/1/2030(a)	1,575,000	1,267,504
Sirius XM Radio, Inc.
5.00%, 8/1/2027(a)	2,000,000	1,987,180
4.00%, 7/15/2028(a)	595,000	553,546
4.13%, 7/1/2030(a)	695,000	626,299
3.88%, 9/1/2031(a)	1,100,000	958,337
Summer BC Bidco B LLC
5.50%, 10/31/2026(a)	626,000	543,985

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Townsquare Media, Inc.
6.88%, 2/1/2026(a)	1,010,000	926,842
Univision Communications, Inc.
4.50%, 5/1/2029(a)	800,000	720,976
UPC Broadband Finco BV
4.88%, 7/15/2031(a)	600,000	531,846
UPC Holding BV
5.50%, 1/15/2028(a)	780,000	713,466
Urban One, Inc.
7.38%, 2/1/2028(a)	1,200,000	1,017,096
Videotron Ltd.
5.13%, 4/15/2027(a)	1,000,000	971,825
Virgin Media Vendor Financing Notes IV DAC
5.00%, 7/15/2028(a)	885,000	809,775
VZ Secured Financing BV
5.00%, 1/15/2032(a)	760,000	678,912
Ziggo Bond Co. BV
6.00%, 1/15/2027(a)	570,000	548,083
5.13%, 2/28/2030(a)	1,163,000	992,993
Ziggo BV
4.88%, 1/15/2030(a)	320,000	296,256

		65,085,300

Metals & Mining - 2.5%
Arconic Corp.
6.13%, 2/15/2028(a)	1,485,000	1,487,940
ATI, Inc.
5.88%, 12/1/2027	800,000	745,168
Baffinland Iron Mines Corp.
8.75%, 7/15/2026(a)	1,170,000	973,115
Big River Steel LLC
6.63%, 1/31/2029(a)	905,000	924,277
Carpenter Technology Corp.
6.38%, 7/15/2028	630,000	587,775
Century Aluminum Co.
7.50%, 4/1/2028(a)	875,000	775,880
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	695,000	690,309
Compass Minerals International, Inc.
4.88%, 7/15/2024(a)	320,000	298,049
6.75%, 12/1/2027(a)	945,000	909,695
Eldorado Gold Corp.
6.25%, 9/1/2029(a)	1,595,000	1,276,758
FMG Resources August 2006 Pty. Ltd.
5.88%, 4/15/2030(a)	175,000	167,191
4.38%, 4/1/2031(a)	1,260,000	1,098,096
6.13%, 4/15/2032(a)	340,000	323,954
Hudbay Minerals, Inc.
4.50%, 4/1/2026(a)	1,370,000	1,136,929
6.13%, 4/1/2029(a)	2,165,000	1,688,830
Kaiser Aluminum Corp.
4.63%, 3/1/2028(a)	860,000	736,430
4.50%, 6/1/2031(a)	300,000	242,183
Mineral Resources Ltd.
8.13%, 5/1/2027(a)	850,000	845,047
8.00%, 11/1/2027(a)	750,000	759,585
8.50%, 5/1/2030(a)	1,475,000	1,495,820

Investments	Principal Amount ($)	Value ($)
New Gold, Inc.
7.50%, 7/15/2027(a)	1,410,000	1,106,779
Novelis Corp.
3.88%, 8/15/2031(a)	200,000	171,288
Tacora Resources, Inc.
8.25%, 5/15/2026(a)	761,000	649,970
Taseko Mines Ltd.
7.00%, 2/15/2026(a)	1,410,000	1,123,009
TMS International Corp.
6.25%, 4/15/2029(a)	1,210,000	809,527
United States Steel Corp.
6.88%, 3/1/2029	1,560,000	1,496,017
Warrior Met Coal, Inc.
7.88%, 12/1/2028(a)	705,000	654,198

		23,173,819

Mortgage Real Estate Investment Trusts (REITs) - 0.4%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(a)	1,790,000	1,407,808
Blackstone Mortgage Trust, Inc.
3.75%, 1/15/2027(a)	645,000	575,085
New Residential Investment Corp.
6.25%, 10/15/2025(a)	1,065,000	971,462
Starwood Property Trust, Inc.
3.63%, 7/15/2026(a)	395,000	357,084
4.38%, 1/15/2027(a)	905,000	831,124

		4,142,563

Multi-Utilities - 0.1%
Algonquin Power & Utilities Corp.
4.75%, 1/18/2082(e)	965,000	853,349

Oil, Gas & Consumable Fuels - 11.8%
Aethon United BR LP
8.25%, 2/15/2026(a)	840,000	869,236
Alliance Resource Operating Partners LP
7.50%, 5/1/2025(a)	300,000	297,300
Antero Midstream Partners LP
7.88%, 5/15/2026(a)	740,000	775,424
5.75%, 3/1/2027(a)	825,000	818,759
5.75%, 1/15/2028(a)	815,000	797,881
5.38%, 6/15/2029(a)	600,000	586,992
Ascent Resources Utica Holdings LLC
7.00%, 11/1/2026(a)	525,000	510,101
8.25%, 12/31/2028(a)	500,000	478,336
5.88%, 6/30/2029(a)	510,000	448,703
Athabasca Oil Corp.
9.75%, 11/1/2026(a)	614,000	623,538
Baytex Energy Corp.
8.75%, 4/1/2027(a)	660,000	673,259
Berry Petroleum Co. LLC
7.00%, 2/15/2026(a)	545,000	513,545
Blue Racer Midstream LLC
7.63%, 12/15/2025(a)	700,000	695,982
6.63%, 7/15/2026(a)	180,000	169,634
Buckeye Partners LP
3.95%, 12/1/2026	600,000	556,822
5.85%, 11/15/2043	320,000	235,512

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
California Resources Corp.
7.13%, 2/1/2026(a)	1,001,000	992,431
Callon Petroleum Co.
6.38%, 7/1/2026	515,000	489,334
8.00%, 8/1/2028(a)	815,000	827,225
Centennial Resource Production LLC
5.38%, 1/15/2026(a)	310,000	283,396
6.88%, 4/1/2027(a)	685,000	655,668
Cheniere Energy Partners LP
4.00%, 3/1/2031	400,000	371,136
Chesapeake Energy Corp.
6.75%, 4/15/2029(a)	1,230,000	1,269,914
Chord Energy Corp.
6.38%, 6/1/2026(a)	670,000	660,664
CITGO Petroleum Corp.
6.38%, 6/15/2026(a)	735,000	706,596
Civitas Resources, Inc.
5.00%, 10/15/2026(a)	720,000	677,448
CNX Resources Corp.
7.25%, 3/14/2027(a)	895,000	903,391
6.00%, 1/15/2029(a)	175,000	170,465
Colgate Energy Partners III LLC
7.75%, 2/15/2026(a)	500,000	488,988
5.88%, 7/1/2029(a)	810,000	742,790
Comstock Resources, Inc.
5.88%, 1/15/2030(a)	555,000	521,722
Coronado Finance Pty. Ltd.
10.75%, 5/15/2026(a)	610,000	636,123
CQP Holdco LP
5.50%, 6/15/2031(a)	3,165,000	3,013,412
Crescent Energy Finance LLC
7.25%, 5/1/2026(a)	1,290,000	1,196,997
Crestwood Midstream Partners LP
5.75%, 4/1/2025	720,000	709,971
5.63%, 5/1/2027(a)	1,075,000	1,033,682
8.00%, 4/1/2029(a)	1,370,000	1,356,608
CVR Energy, Inc.
5.25%, 2/15/2025(a)	555,000	529,365
5.75%, 2/15/2028(a)	655,000	593,971
DCP Midstream Operating LP
5.13%, 5/15/2029	185,000	181,394
6.45%, 11/3/2036(a)	125,000	125,251
6.75%, 9/15/2037(a)	100,000	99,603
5.60%, 4/1/2044	100,000	86,379
Delek Logistics Partners LP
6.75%, 5/15/2025	310,000	294,886
7.13%, 6/1/2028(a)	635,000	578,273
DT Midstream, Inc.
4.13%, 6/15/2029(a)	625,000	579,972
4.38%, 6/15/2031(a)	330,000	296,848
Earthstone Energy Holdings LLC
8.00%, 4/15/2027(a)	1,040,000	996,538
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(a)	1,620,000	1,587,600
Energy Ventures Gom LLC
11.75%, 4/15/2026(a)	675,000	678,234

Investments	Principal Amount ($)	Value ($)
EnLink Midstream Partners LP
5.05%, 4/1/2045	125,000	92,336
5.45%, 6/1/2047	225,000	171,793
Enviva Partners LP
6.50%, 1/15/2026(a)	1,128,000	1,119,957
EQM Midstream Partners LP
6.00%, 7/1/2025(a)	550,000	549,318
4.13%, 12/1/2026	240,000	221,621
7.50%, 6/1/2027(a)	685,000	698,039
6.50%, 7/1/2027(a)	1,300,000	1,306,019
5.50%, 7/15/2028	595,000	563,781
4.50%, 1/15/2029(a)	175,000	157,009
7.50%, 6/1/2030(a)	685,000	705,947
Genesis Energy LP
5.63%, 6/15/2024	440,000	423,381
6.50%, 10/1/2025	1,100,000	1,054,455
6.25%, 5/15/2026	620,000	576,361
8.00%, 1/15/2027	3,970,000	3,902,034
7.75%, 2/1/2028	2,690,000	2,602,239
Global Partners LP
7.00%, 8/1/2027	1,320,000	1,208,955
6.88%, 1/15/2029	1,195,000	1,091,740
Gran Tierra Energy International Holdings Ltd.
6.25%, 2/15/2025(a)	920,000	784,765
Gran Tierra Energy, Inc.
7.75%, 5/23/2027(a)	865,000	724,394
Gulfport Energy Corp.
8.00%, 5/17/2026(a)	764,000	768,710
Harbour Energy plc
5.50%, 10/15/2026(a)	340,000	309,400
Harvest Midstream I LP
7.50%, 9/1/2028(a)	1,200,000	1,147,239
Hess Midstream Operations LP
5.13%, 6/15/2028(a)	500,000	486,225
4.25%, 2/15/2030(a)	185,000	165,096
Hilcorp Energy I LP
6.25%, 11/1/2028(a)	175,000	169,741
5.75%, 2/1/2029(a)	180,000	164,527
6.00%, 2/1/2031(a)	185,000	170,143
6.25%, 4/15/2032(a)	1,330,000	1,198,443
Holly Energy Partners LP
6.38%, 4/15/2027(a)	750,000	740,592
5.00%, 2/1/2028(a)	890,000	822,013
Howard Midstream Energy Partners LLC
6.75%, 1/15/2027(a)	715,000	620,073
Ithaca Energy North Sea plc
9.00%, 7/15/2026(a)	1,573,000	1,532,598
ITT Holdings LLC
6.50%, 8/1/2029(a)	2,672,000	2,302,569
Laredo Petroleum, Inc.
7.75%, 7/31/2029(a)	710,000	680,794
Magnolia Oil & Gas Operating LLC
6.00%, 8/1/2026(a)	890,000	846,555
Martin Midstream Partners LP
11.50%, 2/28/2025(a)	200,000	195,489
Moss Creek Resources Holdings, Inc.
10.50%, 5/15/2027(a)	1,780,000	1,710,886

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Murphy Oil Corp.
5.88%, 12/1/2027	665,000	658,812
6.13%, 12/1/2042(b)	35,000	27,526
Neptune Energy Bondco plc
6.63%, 5/15/2025(a)	350,000	337,616
New Fortress Energy, Inc.
6.75%, 9/15/2025(a)	1,815,000	1,774,280
6.50%, 9/30/2026(a)	2,360,000	2,245,422
NGL Energy Operating LLC
7.50%, 2/1/2026(a)	2,885,000	2,648,343
NGL Energy Partners LP
7.50%, 11/1/2023	730,000	684,211
6.13%, 3/1/2025	1,340,000	1,055,055
7.50%, 4/15/2026	1,195,000	905,147
Northern Oil and Gas, Inc.
8.13%, 3/1/2028(a)	1,750,000	1,695,960
Northriver Midstream Finance LP
5.63%, 2/15/2026(a)	455,000	448,685
NuStar Logistics LP
5.75%, 10/1/2025	750,000	726,195
6.00%, 6/1/2026	655,000	644,589
5.63%, 4/28/2027	1,040,000	996,513
6.38%, 10/1/2030	75,000	69,250
Occidental Petroleum Corp.
8.88%, 7/15/2030	1,305,000	1,564,297
7.50%, 5/1/2031	1,145,000	1,330,192
7.88%, 9/15/2031	795,000	922,562
6.45%, 9/15/2036	485,000	539,992
Parkland Corp.
5.88%, 7/15/2027(a)	875,000	854,560
4.50%, 10/1/2029(a)	1,930,000	1,702,786
4.63%, 5/1/2030(a)	485,000	435,052
PBF Holding Co. LLC
7.25%, 6/15/2025	1,030,000	1,017,856
6.00%, 2/15/2028	1,930,000	1,754,978
Penn Virginia Holdings LLC
9.25%, 8/15/2026(a)	830,000	818,588
Rockcliff Energy II LLC
5.50%, 10/15/2029(a)	185,000	178,970
Rockies Express Pipeline LLC
4.80%, 5/15/2030(a)	200,000	168,308
6.88%, 4/15/2040(a)	90,000	76,406
Strathcona Resources Ltd.
6.88%, 8/1/2026(a)	765,000	704,458
Sunoco LP
6.00%, 4/15/2027	760,000	754,042
5.88%, 3/15/2028	880,000	843,418
4.50%, 5/15/2029	1,935,000	1,749,704
Tallgrass Energy Partners LP
6.00%, 3/1/2027(a)	735,000	684,095
5.50%, 1/15/2028(a)	1,130,000	1,031,108
6.00%, 12/31/2030(a)	2,660,000	2,392,624
Talos Production, Inc.
12.00%, 1/15/2026	1,100,000	1,172,837
Tap Rock Resources LLC
7.00%, 10/1/2026(a)	600,000	567,600

Investments	Principal Amount ($)	Value ($)
Teine Energy Ltd.
6.88%, 4/15/2029(a)	590,000	549,922
TerraForm Power Operating LLC
5.00%, 1/31/2028(a)	1,160,000	1,116,384
4.75%, 1/15/2030(a)	190,000	176,871
Topaz Solar Farms LLC
5.75%, 9/30/2039(a)	2,500,000	2,422,075
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029(a)	860,000	795,595
4.13%, 8/15/2031(a)	620,000	572,923
3.88%, 11/1/2033(a)	520,000	452,553
Vermilion Energy, Inc.
5.63%, 3/15/2025(a)	270,000	265,159
6.88%, 5/1/2030(a)	1,275,000	1,232,319
W&T Offshore, Inc.
9.75%, 11/1/2023(a)	605,000	585,413
Western Midstream Operating LP
5.45%, 4/1/2044	105,000	94,113
5.75%, 2/1/2050(b)	1,025,000	914,654

		110,732,554

Paper & Forest Products - 0.3%
Clearwater Paper Corp.
4.75%, 8/15/2028(a)	215,000	193,211
Domtar Corp.
6.75%, 10/1/2028(a)	909,000	839,388
Mercer International, Inc.
5.50%, 1/15/2026	355,000	343,951
5.13%, 2/1/2029	1,270,000	1,191,939
Sylvamo Corp.
7.00%, 9/1/2029(a)	710,000	656,191

		3,224,680

Personal Products - 0.3%
BellRing Brands, Inc.
7.00%, 3/15/2030(a)	345,000	334,182
Herbalife Nutrition Ltd.
7.88%, 9/1/2025(a)	1,122,000	1,054,989
Oriflame Investment Holding plc
5.13%, 5/4/2026(a)	1,415,000	861,735
Prestige Brands, Inc.
5.13%, 1/15/2028(a)	620,000	599,227
3.75%, 4/1/2031(a)	200,000	172,270

		3,022,403

Pharmaceuticals - 2.0%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(a)	5,260,000	3,676,766
Bausch Health Cos., Inc.
5.50%, 11/1/2025(a)	2,280,000	2,037,647
9.00%, 12/15/2025(a)	5,293,000	3,842,692
6.13%, 2/1/2027(a)	1,625,000	1,390,529
5.75%, 8/15/2027(a)	960,000	800,654
4.88%, 6/1/2028(a)	670,000	533,538
HLF Financing Sarl LLC
4.88%, 6/1/2029(a)	2,235,000	1,656,754
Mallinckrodt International Finance SA
10.00%, 4/15/2025(a)(b)	565,000	545,641
11.50%, 12/15/2028(a)	950,000	942,775
10.00%, 6/15/2029(a)	1,900,000	1,168,500

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Organon & Co.
5.13%, 4/30/2031(a)	1,337,000	1,269,254
P&L Development LLC
7.75%, 11/15/2025(a)	1,035,000	698,345

		18,563,095

Professional Services - 0.4%
ASGN, Inc.
4.63%, 5/15/2028(a)	695,000	645,783
CoreLogic, Inc.
4.50%, 5/1/2028(a)	1,375,000	1,058,606
Dun & Bradstreet Corp. (The)
5.00%, 12/15/2029(a)	855,000	798,194
Korn Ferry
4.63%, 12/15/2027(a)	480,000	450,720
Science Applications International Corp.
4.88%, 4/1/2028(a)	525,000	500,056

		3,453,359

Real Estate Management & Development - 1.4%
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028(a)	810,000	799,316
Forestar Group, Inc.
3.85%, 5/15/2026(a)	701,000	620,445
5.00%, 3/1/2028(a)	815,000	716,307
Howard Hughes Corp. (The)
5.38%, 8/1/2028(a)	800,000	750,304
4.13%, 2/1/2029(a)	200,000	172,507
Hunt Cos., Inc.
5.25%, 4/15/2029(a)	805,000	695,496
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,355,000	1,197,753
4.75%, 2/1/2030	1,855,000	1,584,244
5.00%, 3/1/2031	150,000	128,093
Realogy Group LLC
5.75%, 1/15/2029(a)	1,940,000	1,592,813
5.25%, 4/15/2030(a)	2,350,000	1,879,448
WeWork Cos. LLC
5.00%, 7/10/2025(a)	2,065,000	1,422,630
WeWork Cos., Inc.
7.88%, 5/1/2025(a)	2,325,000	1,756,219

		13,315,575

Road & Rail - 1.1%
Albion Financing 1 SARL
6.13%, 10/15/2026(a)	860,000	755,783
Albion Financing 2SARL
8.75%, 4/15/2027(a)	1,250,000	1,121,981
Carriage Purchaser, Inc.
7.88%, 10/15/2029(a)	765,000	534,722
First Student Bidco, Inc.
4.00%, 7/31/2029(a)	205,000	179,861
Hertz Corp. (The)
4.63%, 12/1/2026(a)	695,000	619,728
5.00%, 12/1/2029(a)	420,000	360,041
NESCO Holdings II, Inc.
5.50%, 4/15/2029(a)	1,280,000	1,113,331
PECF USS Intermediate Holding III Corp.
8.00%, 11/15/2029(a)	1,370,000	1,102,631

Investments	Principal Amount ($)	Value ($)
Uber Technologies, Inc.
6.25%, 1/15/2028(a)	795,000	783,035
4.50%, 8/15/2029(a)	2,775,000	2,485,443
Watco Cos. LLC
6.50%, 6/15/2027(a)	890,000	853,256

		9,909,812

Semiconductors & Semiconductor Equipment - 0.0%(c)
Entegris Escrow Corp.
5.95%, 6/15/2030(a)	315,000	313,050

Software - 3.0%
ACI Worldwide, Inc.
5.75%, 8/15/2026(a)	480,000	470,789
Boxer Parent Co., Inc.
9.13%, 3/1/2026(a)	180,000	172,397
Camelot Finance SA
4.50%, 11/1/2026(a)	885,000	844,024
Central Parent, Inc.
7.25%, 6/15/2029(a)	500,000	508,825
Change Healthcare Holdings LLC
5.75%, 3/1/2025(a)	1,462,000	1,456,642
Clarivate Science Holdings Corp.
4.88%, 7/1/2029(a)	205,000	181,839
Condor Merger Sub, Inc.
7.38%, 2/15/2030(a)	7,350,000	6,471,675
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)	520,000	479,193
6.50%, 10/15/2028(a)	885,000	787,874
Fair Isaac Corp.
5.25%, 5/15/2026(a)	500,000	509,200
GoTo Group, Inc.
5.50%, 9/1/2027(a)	2,114,000	1,548,737
Helios Software Holdings, Inc.
4.63%, 5/1/2028(a)	540,000	430,872
Minerva Merger Sub, Inc.
6.50%, 2/15/2030(a)	4,995,000	4,526,719
NortonLifeLock, Inc.
5.00%, 4/15/2025(a)	1,500,000	1,495,935
Open Text Corp.
3.88%, 2/15/2028(a)	250,000	230,939
3.88%, 12/1/2029(a)	385,000	347,409
Open Text Holdings, Inc.
4.13%, 2/15/2030(a)	685,000	634,598
4.13%, 12/1/2031(a)	200,000	178,220
PTC, Inc.
3.63%, 2/15/2025(a)	740,000	716,821
Rocket Software, Inc.
6.50%, 2/15/2029(a)	1,445,000	1,045,631
SS&C Technologies, Inc.
5.50%, 9/30/2027(a)	3,015,000	2,977,629
Veritas US, Inc.
7.50%, 9/1/2025(a)	2,540,000	2,150,703
ZoomInfo Technologies LLC
3.88%, 2/1/2029(a)	200,000	179,850

		28,346,521

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Specialty Retail - 3.7%
99 Escrow Issuer, Inc.
7.50%, 1/15/2026(a)	220,000	149,038
Arko Corp.
5.13%, 11/15/2029(a)	845,000	710,975
At Home Group, Inc.
4.88%, 7/15/2028(a)	765,000	602,458
7.13%, 7/15/2029(a)	1,690,000	1,129,510
Bath & Body Works, Inc.
9.38%, 7/1/2025(a)	500,000	523,251
6.69%, 1/15/2027	500,000	493,950
7.50%, 6/15/2029	175,000	173,908
6.63%, 10/1/2030(a)	535,000	511,987
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(a)(d)	950,000	667,327
eG Global Finance plc
6.75%, 2/7/2025(a)	695,000	662,738
8.50%, 10/30/2025(a)	700,000	686,210
Gap, Inc. (The)
3.88%, 10/1/2031(a)	500,000	360,695
Guitar Center, Inc.
8.50%, 1/15/2026(a)	1,090,000	1,001,743
GYP Holdings III Corp.
4.63%, 5/1/2029(a)	910,000	739,107
LBM Acquisition LLC
6.25%, 1/15/2029(a)	1,805,000	1,367,161
LCM Investments Holdings II LLC
4.88%, 5/1/2029(a)	380,000	325,556
LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(a)	1,165,000	1,058,764
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(a)	2,900,000	2,425,560
7.88%, 5/1/2029(a)	4,640,000	3,189,884
Murphy Oil USA, Inc.
5.63%, 5/1/2027	365,000	359,003
Park River Holdings, Inc.
5.63%, 2/1/2029(a)	1,095,000	712,694
6.75%, 8/1/2029(a)	950,000	649,263
PetSmart, Inc.
7.75%, 2/15/2029(a)	2,550,000	2,461,030
Rent-A-Center, Inc.
6.38%, 2/15/2029(a)	1,230,000	978,673
Sonic Automotive, Inc.
4.63%, 11/15/2029(a)	300,000	254,561
4.88%, 11/15/2031(a)	150,000	122,482
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(a)	1,145,000	1,022,016
SRS Distribution, Inc.
4.63%, 7/1/2028(a)	305,000	285,579
6.13%, 7/1/2029(a)	1,165,000	1,049,566
6.00%, 12/1/2029(a)	1,980,000	1,717,308
Staples, Inc.
7.50%, 4/15/2026(a)	4,410,000	3,900,777
10.75%, 4/15/2027(a)	3,453,000	2,582,154
Victoria’s Secret & Co.
4.63%, 7/15/2029(a)	324,000	267,802

Investments	Principal Amount ($)	Value ($)
White Cap Buyer LLC
6.88%, 10/15/2028(a)	1,625,000	1,376,911
White Cap Parent LLC
8.25%, 3/15/2026(a)(d)	635,000	526,400

		35,046,041

Technology Hardware, Storage & Peripherals - 0.2%
Seagate HDD Cayman
4.13%, 1/15/2031	300,000	261,015
5.75%, 12/1/2034	250,000	225,711
Xerox Corp.
6.75%, 12/15/2039	75,000	66,110
Xerox Holdings Corp.
5.00%, 8/15/2025(a)	955,000	920,104
5.50%, 8/15/2028(a)	925,000	825,484

		2,298,424

Textiles, Apparel & Luxury Goods - 0.2%
Crocs, Inc.
4.25%, 3/15/2029(a)	685,000	562,733
Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(a)	1,335,000	947,917
William Carter Co. (The)
5.63%, 3/15/2027(a)	635,000	628,088

		2,138,738

Thrifts & Mortgage Finance - 2.1%
Freedom Mortgage Corp.
7.63%, 5/1/2026(a)	1,425,000	1,173,946
6.63%, 1/15/2027(a)	1,510,000	1,162,120
Home Point Capital, Inc.
5.00%, 2/1/2026(a)	1,390,000	961,104
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 10/1/2025(a)	325,000	307,565
REIT, 4.25%, 2/1/2027(a)	1,345,000	1,201,247
REIT, 4.75%, 6/15/2029(a)	2,300,000	1,966,546
MGIC Investment Corp.
5.25%, 8/15/2028	185,000	178,347
Nationstar Mortgage Holdings, Inc.
5.50%, 8/15/2028(a)	1,840,000	1,621,132
5.13%, 12/15/2030(a)	1,340,000	1,115,905
5.75%, 11/15/2031(a)	1,145,000	958,943
NMI Holdings, Inc.
7.38%, 6/1/2025(a)	600,000	609,120
PennyMac Financial Services, Inc.
5.38%, 10/15/2025(a)	1,440,000	1,349,856
4.25%, 2/15/2029(a)	1,445,000	1,183,419
5.75%, 9/15/2031(a)	1,615,000	1,343,330
PHH Mortgage Corp.
7.88%, 3/15/2026(a)	765,000	714,114
Radian Group, Inc.
4.88%, 3/15/2027	775,000	757,717
Rocket Mortgage LLC
3.63%, 3/1/2029(a)	210,000	179,815
3.88%, 3/1/2031(a)	650,000	536,852
4.00%, 10/15/2033(a)	340,000	275,502
United Wholesale Mortgage LLC
5.50%, 11/15/2025(a)	795,000	743,325
5.75%, 6/15/2027(a)	790,000	690,922

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
5.50%, 4/15/2029(a)	1,080,000	931,500

		19,962,327

Tobacco - 0.3%
Turning Point Brands, Inc.
5.63%, 2/15/2026(a)	155,000	137,669
Vector Group Ltd.
10.50%, 11/1/2026(a)	1,230,000	1,202,608
5.75%, 2/1/2029(a)	2,085,000	1,870,923

		3,211,200

Trading Companies & Distributors - 0.7%
BlueLinx Holdings, Inc.
6.00%, 11/15/2029(a)	735,000	596,452
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025(a)	970,000	966,295
9.75%, 8/1/2027(a)	595,000	603,336
5.50%, 5/1/2028(a)	2,250,000	2,033,460
Foundation Building Materials, Inc.
6.00%, 3/1/2029(a)	1,035,000	799,470
Imola Merger Corp.
4.75%, 5/15/2029(a)	1,310,000	1,221,922

		6,220,935

Wireless Telecommunication Services - 0.8%
C&W Senior Financing DAC
6.88%, 9/15/2027(a)	1,670,000	1,486,300
Connect Finco SARL
6.75%, 10/1/2026(a)	2,260,000	2,213,354
Hughes Satellite Systems Corp.
6.63%, 8/1/2026	995,000	966,937
Vmed O2 UK Financing I plc
4.25%, 1/31/2031(a)	651,000	571,640
4.75%, 7/15/2031(a)	1,060,000	960,551
Vodafone Group plc
7.00%, 4/4/2079(e)	745,000	784,988
5.12%, 6/4/2081(e)	215,000	164,051

		7,147,821

TOTAL CORPORATE BONDS (COST $979,929,944)		908,222,184

Total Investments - 97.0% (Cost $979,929,944)		908,222,184
Other assets less liabilities - 3.0%		28,333,514

Net Assets - 100.0%		936,555,698

(a)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

(c)	Represents less than 0.05% of net assets.
(d)	Payment in-kind security.
(e)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

Percentages shown are based on Net Assets.

Abbreviations

SCA	Limited partnership with share capital

See Accompanying Notes to the Schedules of Investments.

FlexShares® High Yield Value-Scored Bond Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	97.0%
Others(1)	3.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate High Yield Corporate Core Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 94.0%

Air Freight & Logistics - 0.0%(a)
Western Global Airlines LLC
10.38%, 8/15/2025(b)	2,000	1,875

Airlines - 1.3%
Air Canada
3.88%, 8/15/2026(b)	2,000	1,843
American Airlines Group, Inc.
3.75%, 3/1/2025(b)	2,000	1,761
American Airlines, Inc.
11.75%, 7/15/2025(b)	11,000	12,178
5.50%, 4/20/2026(b)	7,000	6,920
5.75%, 4/20/2029(b)	31,000	29,909
United Airlines, Inc.
4.38%, 4/15/2026(b)	3,000	2,871
4.63%, 4/15/2029(b)	3,000	2,768

		58,250

Auto Components - 2.6%
Adient Global Holdings Ltd.
4.88%, 8/15/2026(b)	22,000	20,602
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(b)	2,000	2,136
5.63%, 11/15/2026(b)	2,000	949
Dealer Tire LLC
8.00%, 2/1/2028(b)	2,000	1,805
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026	14,000	13,774
5.25%, 4/30/2031	7,000	6,293
5.25%, 7/15/2031	8,000	6,962
5.63%, 4/30/2033	10,000	8,786
Icahn Enterprises LP
6.38%, 12/15/2025	3,000	2,997
6.25%, 5/15/2026	4,000	3,978
IHO Verwaltungs GmbH
6.00%, 5/15/2027(b)(c)	7,000	6,237
Real Hero Merger Sub 2, Inc.
6.25%, 2/1/2029(b)	2,000	1,586
Tenneco, Inc.
5.00%, 7/15/2026	2,000	1,967
7.88%, 1/15/2029(b)	13,000	12,857
5.13%, 4/15/2029(b)	21,000	20,688
Wheel Pros, Inc.
6.50%, 5/15/2029(b)	2,000	1,410
ZF North America Capital, Inc.
4.75%, 4/29/2025(b)	3,000	2,859

		115,886

Automobiles - 0.8%
Ford Motor Co.
9.00%, 4/22/2025	11,000	12,199
7.45%, 7/16/2031	3,000	3,277
3.25%, 2/12/2032	6,000	5,019

Investments	Principal Amount ($)	Value ($)
4.75%, 1/15/2043	8,000	6,605
5.29%, 12/8/2046	3,000	2,588
Mclaren Finance plc
7.50%, 8/1/2026(b)	5,000	4,350

		34,038

Banks - 1.4%
Intesa Sanpaolo SpA
5.02%, 6/26/2024(b)	35,000	33,908
Provident Financing Trust I
7.41%, 3/15/2038	1,000	1,107
UniCredit SpA
5.86%, 6/19/2032(b)(d)	32,000	28,521

		63,536

Beverages - 0.1%
Primo Water Holdings, Inc.
4.38%, 4/30/2029(b)	3,000	2,596

Biotechnology - 0.2%
Emergent BioSolutions, Inc.
3.88%, 8/15/2028(b)	2,000	1,520
Grifols Escrow Issuer SA
4.75%, 10/15/2028(b)	10,000	8,877

		10,397

Building Products - 0.5%
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027(b)	2,000	1,963
Builders FirstSource, Inc.
4.25%, 2/1/2032(b)	4,000	3,433
6.38%, 6/15/2032(b)	3,000	2,984
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028(b)	3,000	2,622
SRM Escrow Issuer LLC
6.00%, 11/1/2028(b)	3,000	2,797
Standard Industries, Inc.
4.75%, 1/15/2028(b)	8,000	7,620

		21,419

Capital Markets - 2.1%
Advisor Group Holdings, Inc.
10.75%, 8/1/2027(b)	2,000	2,030
Aretec Escrow Issuer, Inc.
7.50%, 4/1/2029(b)	2,000	1,773
Coinbase Global, Inc.
3.38%, 10/1/2028(b)	6,000	3,875
3.63%, 10/1/2031(b)	7,000	4,165
Deutsche Bank AG
3.74%, 1/7/2033(d)	25,000	18,978
FS Energy & Power Fund
7.50%, 8/15/2023(b)	2,000	2,020
MSCI, Inc.
4.00%, 11/15/2029(b)	8,000	7,556
3.63%, 9/1/2030(b)	21,000	19,217
3.88%, 2/15/2031(b)	8,000	7,299

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Nomura Holdings, Inc.
2.65%, 1/16/2025	25,000	24,108

		91,021

Chemicals - 1.8%
ASP Unifrax Holdings, Inc.
7.50%, 9/30/2029(b)	2,000	1,585
Avient Corp.
5.75%, 5/15/2025(b)	4,000	4,039
Axalta Coating Systems LLC
3.38%, 2/15/2029(b)	24,000	20,955
Chemours Co. (The)
5.75%, 11/15/2028(b)	6,000	5,744
Cornerstone Chemical Co.
6.75%, 8/15/2024(b)	2,000	1,767
CVR Partners LP
6.13%, 6/15/2028(b)	2,000	1,823
Element Solutions, Inc.
3.88%, 9/1/2028(b)	3,000	2,777
Gates Global LLC
6.25%, 1/15/2026(b)	2,000	1,951
GPD Cos., Inc.
10.13%, 4/1/2026(b)	2,000	1,851
Illuminate Buyer LLC
9.00%, 7/1/2028(b)	2,000	1,595
LSF11 A5 HoldCo LLC
6.63%, 10/15/2029(b)	2,000	1,720
Methanex Corp.
5.25%, 12/15/2029	2,000	1,768
Nufarm Australia Ltd.
5.00%, 1/27/2030(b)	2,000	1,703
Olympus Water US Holding Corp.
6.25%, 10/1/2029(b)	5,000	3,587
SCIH Salt Holdings, Inc.
4.88%, 5/1/2028(b)	5,000	4,366
6.63%, 5/1/2029(b)	2,000	1,697
SPCM SA
3.38%, 3/15/2030(b)	15,000	12,115
Valvoline, Inc.
4.25%, 2/15/2030(b)	5,000	4,543
Venator Finance Sarl
5.75%, 7/15/2025(b)	2,000	1,510
WR Grace Holdings LLC
5.63%, 8/15/2029(b)	4,000	3,386

		80,482

Commercial Services & Supplies - 2.0%
Allied Universal Holdco LLC
6.63%, 7/15/2026(b)	16,000	15,522
6.00%, 6/1/2029(b)	21,000	16,236
Aptim Corp.
7.75%, 6/15/2025(b)	2,000	1,410
Garda World Security Corp.
4.63%, 2/15/2027(b)	1,000	904
9.50%, 11/1/2027(b)	4,000	3,753
6.00%, 6/1/2029(b)	2,000	1,566
GFL Environmental, Inc.
4.75%, 6/15/2029(b)	4,000	3,655

Investments	Principal Amount ($)	Value ($)
IAA, Inc.
5.50%, 6/15/2027(b)	4,000	3,986
Interface, Inc.
5.50%, 12/1/2028(b)	2,000	1,763
Intrado Corp.
8.50%, 10/15/2025(b)	3,000	2,642
Nielsen Finance LLC
5.63%, 10/1/2028(b)	9,000	8,839
5.88%, 10/1/2030(b)	3,000	2,945
4.75%, 7/15/2031(b)	5,000	4,759
Prime Security Services Borrower LLC
5.75%, 4/15/2026(b)	8,000	8,143
Ritchie Bros Auctioneers, Inc.
5.38%, 1/15/2025(b)	2,000	2,007
Vericast Corp.
11.00%, 9/15/2026(b)	5,000	4,931
WASH Multifamily Acquisition, Inc.
5.75%, 4/15/2026(b)	2,000	1,989
Waste Pro USA, Inc.
5.50%, 2/15/2026(b)	2,000	1,852

		86,902

Communications Equipment - 0.7%
CommScope Technologies LLC
6.00%, 6/15/2025(b)	7,000	6,491
5.00%, 3/15/2027(b)	8,000	6,599
CommScope, Inc.
6.00%, 3/1/2026(b)	8,000	7,791
8.25%, 3/1/2027(b)	10,000	8,839
4.75%, 9/1/2029(b)	2,000	1,744

		31,464

Construction & Engineering - 0.5%
AECOM
5.13%, 3/15/2027	5,000	5,060
Artera Services LLC
9.03%, 12/4/2025(b)	6,000	4,891
Brand Industrial Services, Inc.
8.50%, 7/15/2025(b)	5,000	4,144
Cellnex Finance Co. SA
3.88%, 7/7/2041(b)	6,000	4,284
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029(b)	2,000	1,583
Pike Corp.
5.50%, 9/1/2028(b)	2,000	1,723
Tutor Perini Corp.
6.88%, 5/1/2025(b)	2,000	1,785

		23,470

Consumer Finance - 4.3%
Cobra AcquisitionCo LLC
6.38%, 11/1/2029(b)	2,000	1,505
Credit Acceptance Corp.
5.13%, 12/31/2024(b)	2,000	1,922
6.63%, 3/15/2026	2,000	1,992
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	75,000	71,168
4.00%, 11/13/2030	50,000	44,301
goeasy Ltd.
4.38%, 5/1/2026(b)	2,000	1,714

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
OneMain Finance Corp.
6.13%, 3/15/2024	11,000	10,865
6.88%, 3/15/2025	17,000	16,724
3.50%, 1/15/2027	8,000	6,819
6.63%, 1/15/2028	7,000	6,573
3.88%, 9/15/2028	5,000	4,148
5.38%, 11/15/2029	13,000	11,078
4.00%, 9/15/2030	7,000	5,512
SLM Corp.
4.20%, 10/29/2025	3,000	2,918
3.13%, 11/2/2026	3,000	2,622

		189,861

Containers & Packaging - 1.5%
Ball Corp.
4.00%, 11/15/2023	11,000	10,987
2.88%, 8/15/2030	11,000	9,486
3.13%, 9/15/2031	11,000	9,664
Berry Global, Inc.
5.63%, 7/15/2027(b)	5,000	5,054
Cascades, Inc.
5.38%, 1/15/2028(b)	3,000	2,703
Crown Americas LLC
4.75%, 2/1/2026	11,000	10,930
4.25%, 9/30/2026	7,000	6,831
Graphic Packaging International LLC
4.13%, 8/15/2024	3,000	2,982
3.50%, 3/1/2029(b)	3,000	2,708
3.75%, 2/1/2030(b)	3,000	2,704

		64,049

Distributors - 0.2%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028(b)	2,000	1,875
3.88%, 11/15/2029(b)	2,000	1,712
BCPE Empire Holdings, Inc.
7.63%, 5/1/2027(b)	2,000	1,754
Univar Solutions USA, Inc.
5.13%, 12/1/2027(b)	2,000	1,929

		7,270

Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc.
5.50%, 3/1/2028(b)	3,000	2,815
Service Corp. International
4.63%, 12/15/2027	5,000	4,940
3.38%, 8/15/2030	9,000	8,017
Signal Parent, Inc.
6.13%, 4/1/2029(b)	1,000	598
Sotheby’s
7.38%, 10/15/2027(b)	25,000	24,119

		40,489

Diversified Financial Services - 0.3%
CPI CG, Inc.
8.63%, 3/15/2026(b)	2,000	1,939
Sabre GLBL, Inc.
9.25%, 4/15/2025(b)	3,000	3,056
7.38%, 9/1/2025(b)	3,000	2,966

Investments	Principal Amount ($)	Value ($)
Verscend Escrow Corp.
9.75%, 8/15/2026(b)	4,000	4,029

		11,990

Diversified Telecommunication Services - 7.9%
Altice France SA
5.13%, 7/15/2029(b)	10,000	8,573
British Telecommunications plc
4.25%, 11/23/2081(b)(d)	10,000	8,803
CCO Holdings LLC
5.13%, 5/1/2027(b)	23,000	22,593
5.00%, 2/1/2028(b)	16,000	15,469
5.38%, 6/1/2029(b)	10,000	9,547
4.75%, 3/1/2030(b)	20,000	18,228
4.50%, 8/15/2030(b)	26,000	23,157
4.25%, 2/1/2031(b)	18,000	15,641
4.50%, 5/1/2032	27,000	23,684
4.25%, 1/15/2034(b)	3,000	2,486
Embarq Corp.
8.00%, 6/1/2036	4,000	3,301
Iliad Holding SASU
7.00%, 10/15/2028(b)	15,000	14,433
Intelsat Jackson Holdings SA
6.50%, 3/15/2030(b)	5,000	4,635
Level 3 Financing, Inc.
5.38%, 5/1/2025	9,000	9,024
4.63%, 9/15/2027(b)	6,000	5,499
4.25%, 7/1/2028(b)	13,000	11,376
Lumen Technologies, Inc.
5.63%, 4/1/2025	3,000	2,973
5.13%, 12/15/2026(b)	25,000	22,882
4.00%, 2/15/2027(b)	11,000	10,175
Sprint Capital Corp.
6.88%, 11/15/2028	22,000	24,725
8.75%, 3/15/2032	17,000	22,045
Switch Ltd.
3.75%, 9/15/2028(b)	5,000	5,010
Telecom Italia Capital SA
6.38%, 11/15/2033	9,000	7,527
6.00%, 9/30/2034	2,000	1,580
7.20%, 7/18/2036	3,000	2,497
Telecom Italia SpA
5.30%, 5/30/2024(b)	50,000	48,681
Windstream Escrow LLC
7.75%, 8/15/2028(b)	5,000	4,499

		349,043

Electric Utilities - 0.2%
FirstEnergy Corp.
Series B, 4.40%, 7/15/2027(e)	5,000	4,908
Series C, 7.38%, 11/15/2031	2,000	2,336
Series C, 3.40%, 3/1/2050	2,000	1,497

		8,741

Electrical Equipment - 0.5%
Atkore, Inc.
4.25%, 6/1/2031(b)	2,000	1,738

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
EnerSys
4.38%, 12/15/2027(b)	2,000	1,838
Sensata Technologies BV
5.00%, 10/1/2025(b)	12,000	12,076
4.00%, 4/15/2029(b)	5,000	4,558

		20,210

Electronic Equipment, Instruments & Components - 0.0%(a)
Likewize Corp.
9.75%, 10/15/2025(b)	2,000	1,908

Energy Equipment & Services - 1.8%
Archrock Partners LP
6.25%, 4/1/2028(b)	8,000	7,258
CGG SA
8.75%, 4/1/2027(b)	5,000	4,594
Ensign Drilling, Inc.
9.25%, 4/15/2024(b)	2,000	1,865
KLX Energy Services Holdings, Inc.
11.50%, 11/1/2025(b)	2,000	1,230
Nine Energy Service, Inc.
8.75%, 11/1/2023(b)	2,000	1,265
Patterson-UTI Energy, Inc.
5.15%, 11/15/2029	3,000	2,699
Petrofac Ltd.
9.75%, 11/15/2026(b)	6,000	4,785
Precision Drilling Corp.
6.88%, 1/15/2029(b)	2,000	1,794
Solaris Midstream Holdings LLC
7.63%, 4/1/2026(b)	2,000	1,940
TechnipFMC plc
6.50%, 2/1/2026(b)	4,000	3,986
Transocean Guardian Ltd.
5.88%, 1/15/2024(b)	1,017	974
Transocean Poseidon Ltd.
6.88%, 2/1/2027(b)	7,813	7,188
Transocean, Inc.
7.50%, 1/15/2026(b)	9,000	6,148
11.50%, 1/30/2027(b)	3,000	2,851
8.00%, 2/1/2027(b)	4,000	2,692
7.50%, 4/15/2031	2,000	935
6.80%, 3/15/2038	2,000	915
USA Compression Partners LP
6.88%, 4/1/2026	7,000	6,592
Weatherford International Ltd.
11.00%, 12/1/2024(b)	4,000	4,056
6.50%, 9/15/2028(b)	3,000	2,874
8.63%, 4/30/2030(b)	16,000	14,514

		81,155

Entertainment - 0.1%
Allen Media LLC
10.50%, 2/15/2028(b)	2,000	985
ROBLOX Corp.
3.88%, 5/1/2030(b)	2,000	1,756

		2,741

Equity Real Estate Investment Trusts (REITs) - 3.3%
HAT Holdings I LLC
3.38%, 6/15/2026(b)	9,000	7,900

Investments	Principal Amount ($)	Value ($)
Iron Mountain, Inc.
4.88%, 9/15/2027(b)	15,000	14,293
4.88%, 9/15/2029(b)	9,000	8,284
4.50%, 2/15/2031(b)	11,000	9,677
MPT Operating Partnership LP
5.00%, 10/15/2027	11,000	10,599
3.50%, 3/15/2031	27,000	23,304
Park Intermediate Holdings LLC
7.50%, 6/1/2025(b)	8,000	8,210
5.88%, 10/1/2028(b)	9,000	8,836
4.88%, 5/15/2029(b)	9,000	8,298
RHP Hotel Properties LP
4.75%, 10/15/2027	5,000	4,832
SBA Communications Corp.
3.88%, 2/15/2027	32,000	30,570
3.13%, 2/1/2029	10,000	8,764

		143,567

Food & Staples Retailing - 1.5%
Albertsons Cos., Inc.
4.63%, 1/15/2027(b)	8,000	7,570
5.88%, 2/15/2028(b)	8,000	7,773
3.50%, 3/15/2029(b)	8,000	7,023
4.88%, 2/15/2030(b)	13,000	11,924
Rite Aid Corp.
8.00%, 11/15/2026(b)	7,000	5,916
Safeway, Inc.
7.25%, 2/1/2031	2,000	1,969
US Foods, Inc.
6.25%, 4/15/2025(b)	12,000	12,239
4.75%, 2/15/2029(b)	7,000	6,549
4.63%, 6/1/2030(b)	4,000	3,669

		64,632

Food Products - 0.4%
Darling Ingredients, Inc.
5.25%, 4/15/2027(b)	2,000	2,006
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028(b)	9,000	8,776
4.38%, 1/31/2032(b)	4,000	3,757
Pilgrim’s Pride Corp.
4.25%, 4/15/2031(b)	3,000	2,695
Sigma Holdco BV
7.88%, 5/15/2026(b)	3,000	1,755

		18,989

Gas Utilities - 0.5%
AmeriGas Partners LP
5.63%, 5/20/2024	7,000	7,083
5.88%, 8/20/2026	6,000	6,085
Ferrellgas LP
5.38%, 4/1/2026(b)	2,000	1,862
5.88%, 4/1/2029(b)	3,000	2,637
Suburban Propane Partners LP
5.00%, 6/1/2031(b)	3,000	2,738

		20,405

Health Care Equipment & Supplies - 0.7%
Hologic, Inc.
3.25%, 2/15/2029(b)	8,000	7,282

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Medline Borrower LP
3.88%, 4/1/2029(b)	7,000	6,336
5.25%, 10/1/2029(b)	13,000	11,715
Teleflex, Inc.
4.63%, 11/15/2027	3,000	2,956
4.25%, 6/1/2028(b)	3,000	2,832

		31,121

Health Care Providers & Services - 6.3%
180 Medical, Inc.
3.88%, 10/15/2029(b)	20,000	18,207
Acadia Healthcare Co., Inc.
5.00%, 4/15/2029(b)	4,000	3,881
AHP Health Partners, Inc.
5.75%, 7/15/2029(b)	2,000	1,485
Air Methods Corp.
8.00%, 5/15/2025(b)	2,000	1,336
Akumin, Inc.
7.00%, 11/1/2025(b)	2,000	1,659
Centene Corp.
4.25%, 12/15/2027	36,000	35,480
4.63%, 12/15/2029	34,000	33,575
3.00%, 10/15/2030	30,000	26,813
2.50%, 3/1/2031	18,000	15,469
Community Health Systems, Inc.
5.63%, 3/15/2027(b)	3,000	2,678
DaVita, Inc.
4.63%, 6/1/2030(b)	23,000	18,904
3.75%, 2/15/2031(b)	15,000	11,435
Encompass Health Corp.
4.50%, 2/1/2028	9,000	8,347
4.75%, 2/1/2030	4,000	3,698
Envision Healthcare Corp.
8.75%, 10/15/2026(b)	4,000	1,348
Global Medical Response, Inc.
6.50%, 10/1/2025(b)	2,000	1,860
LifePoint Health, Inc.
5.38%, 1/15/2029(b)	2,000	1,548
Owens & Minor, Inc.
4.50%, 3/31/2029(b)	3,000	2,700
6.63%, 4/1/2030(b)	2,000	2,004
Prime Healthcare Services, Inc.
7.25%, 11/1/2025(b)	3,000	2,640
Radiology Partners, Inc.
9.25%, 2/1/2028(b)	5,000	3,699
RegionalCare Hospital Partners Holdings, Inc.
9.75%, 12/1/2026(b)	8,000	7,557
Select Medical Corp.
6.25%, 8/15/2026(b)	6,000	6,016
Team Health Holdings, Inc.
6.38%, 2/1/2025(b)	3,000	2,053
Tenet Healthcare Corp.
4.88%, 1/1/2026(b)	28,000	27,800
6.13%, 10/1/2028(b)	10,000	9,762
4.38%, 1/15/2030(b)	7,000	6,533
6.13%, 6/15/2030(b)	7,000	7,081
6.88%, 11/15/2031	7,000	6,764

Investments	Principal Amount ($)	Value ($)
US Acute Care Solutions LLC
6.38%, 3/1/2026(b)	3,000	2,798
US Renal Care, Inc.
10.63%, 7/15/2027(b)	2,000	864

		275,994

Health Care Technology - 0.7%
IQVIA, Inc.
5.00%, 5/15/2027(b)	30,000	30,084

Hotels, Restaurants & Leisure - 7.7%
1011778 BC ULC
4.00%, 10/15/2030(b)	2,000	1,748
Arrow Bidco LLC
9.50%, 3/15/2024(b)	2,000	2,010
Caesars Entertainment, Inc.
6.25%, 7/1/2025(b)	11,000	10,986
8.13%, 7/1/2027(b)	8,000	8,022
Carnival Corp.
5.75%, 3/1/2027(b)	5,000	4,022
4.00%, 8/1/2028(b)	4,000	3,497
CEC Entertainment LLC
6.75%, 5/1/2026(b)	2,000	1,867
Cedar Fair LP
5.50%, 5/1/2025(b)	2,000	2,016
Constellation Merger Sub, Inc.
8.50%, 9/15/2025(b)	2,000	1,763
Hilton Domestic Operating Co., Inc.
5.75%, 5/1/2028(b)	6,000	6,042
4.88%, 1/15/2030	7,000	6,815
4.00%, 5/1/2031(b)	10,000	9,021
3.63%, 2/15/2032(b)	17,000	14,707
Hilton Worldwide Finance LLC
4.88%, 4/1/2027	6,000	5,906
International Game Technology plc
4.13%, 4/15/2026(b)	13,000	12,423
5.25%, 1/15/2029(b)	25,000	24,177
IRB Holding Corp.
7.00%, 6/15/2025(b)	2,000	2,048
Jacobs Entertainment, Inc.
6.75%, 2/15/2029(b)	3,000	2,495
KFC Holding Co.
4.75%, 6/1/2027(b)	4,000	3,998
Las Vegas Sands Corp.
3.20%, 8/8/2024	44,000	42,759
3.90%, 8/8/2029	18,000	16,120
Life Time, Inc.
8.00%, 4/15/2026(b)	2,000	1,890
MGM Resorts International
5.75%, 6/15/2025	10,000	9,925
4.75%, 10/15/2028	10,000	9,064
Mohegan Gaming & Entertainment
8.00%, 2/1/2026(b)	7,000	6,248
Penn National Gaming, Inc.
5.63%, 1/15/2027(b)	5,000	4,588
Powdr Corp.
6.00%, 8/1/2025(b)	10,000	10,300

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025(b)	3,000	3,218
4.25%, 7/1/2026(b)	7,000	5,407
5.50%, 8/31/2026(b)	2,000	1,585
5.50%, 4/1/2028(b)	1,000	758
Six Flags Entertainment Corp.
4.88%, 7/31/2024(b)	5,000	4,936
5.50%, 4/15/2027(b)	9,000	8,532
Sizzling Platter LLC
8.50%, 11/28/2025(b)	1,000	877
TKC Holdings, Inc.
6.88%, 5/15/2028(b)	2,000	1,752
10.50%, 5/15/2029(b)	4,000	3,559
Travel + Leisure Co.
6.60%, 10/1/2025(e)	2,000	2,031
6.63%, 7/31/2026(b)	7,000	7,097
4.50%, 12/1/2029(b)	1,000	862
4.63%, 3/1/2030(b)	2,000	1,641
Vail Resorts, Inc.
6.25%, 5/15/2025(b)	2,000	2,047
Viking Cruises Ltd.
6.25%, 5/15/2025(b)	2,000	1,795
5.88%, 9/15/2027(b)	5,000	4,082
VOC Escrow Ltd.
5.00%, 2/15/2028(b)	4,000	3,567
Wyndham Hotels & Resorts, Inc.
4.38%, 8/15/2028(b)	2,000	1,840
Wynn Las Vegas LLC
5.50%, 3/1/2025(b)	9,000	8,878
5.25%, 5/15/2027(b)	3,000	2,778
Wynn Resorts Finance LLC
5.13%, 10/1/2029(b)	7,000	6,120
Yum! Brands, Inc.
3.88%, 11/1/2023	2,000	1,998
4.75%, 1/15/2030(b)	12,000	11,696
3.63%, 3/15/2031	13,000	11,781
4.63%, 1/31/2032	16,000	15,245

		338,539

Household Durables - 1.7%
Beazer Homes USA, Inc.
5.88%, 10/15/2027	4,000	3,528
Century Communities, Inc.
6.75%, 6/1/2027	2,000	2,035
3.88%, 8/15/2029(b)	3,000	2,558
Empire Communities Corp.
7.00%, 12/15/2025(b)	2,000	1,750
Installed Building Products, Inc.
5.75%, 2/1/2028(b)	1,000	918
KB Home
6.88%, 6/15/2027	8,000	8,253
Newell Brands, Inc.
4.88%, 6/1/2025	2,000	2,017
4.45%, 4/1/2026(e)	23,000	22,744
5.63%, 4/1/2036(e)	2,000	1,845
5.75%, 4/1/2046(e)	3,000	2,574
Shea Homes LP
4.75%, 2/15/2028(b)	2,000	1,685

Investments	Principal Amount ($)	Value ($)
Tempur Sealy International, Inc.
4.00%, 4/15/2029(b)	10,000	8,633
3.88%, 10/15/2031(b)	7,000	5,688
TopBuild Corp.
3.63%, 3/15/2029(b)	2,000	1,810
4.13%, 2/15/2032(b)	3,000	2,644
Tri Pointe Homes, Inc.
5.70%, 6/15/2028	5,000	4,790

		73,472

Household Products - 0.1%
Spectrum Brands, Inc.
5.00%, 10/1/2029(b)	7,000	6,293

Independent Power and Renewable Electricity Producers - 1.0%
Calpine Corp.
5.25%, 6/1/2026(b)	5,000	5,050
4.50%, 2/15/2028(b)	7,000	6,800
5.13%, 3/15/2028(b)	8,000	7,560
4.63%, 2/1/2029(b)	7,000	6,326
5.00%, 2/1/2031(b)	9,000	8,020
Clearway Energy Operating LLC
3.75%, 2/15/2031(b)	9,000	7,890

		41,646

Insurance - 1.4%
Acrisure LLC
7.00%, 11/15/2025(b)	8,000	7,688
4.25%, 2/15/2029(b)	2,000	1,771
6.00%, 8/1/2029(b)	5,000	4,192
Alliant Holdings Intermediate LLC
4.25%, 10/15/2027(b)	3,000	2,800
6.75%, 10/15/2027(b)	8,000	7,628
AmWINS Group, Inc.
4.88%, 6/30/2029(b)	2,000	1,823
AssuredPartners, Inc.
7.00%, 8/15/2025(b)	2,000	1,973
5.63%, 1/15/2029(b)	1,000	891
BroadStreet Partners, Inc.
5.88%, 4/15/2029(b)	2,000	1,713
GTCR AP Finance, Inc.
8.00%, 5/15/2027(b)	3,000	2,954
HUB International Ltd.
7.00%, 5/1/2026(b)	7,000	6,920
5.63%, 12/1/2029(b)	2,000	1,775
Liberty Mutual Group, Inc.
4.30%, 2/1/2061(b)	8,000	5,627
NFP Corp.
4.88%, 8/15/2028(b)	3,000	2,735
6.88%, 8/15/2028(b)	10,000	8,820
USI, Inc.
6.88%, 5/1/2025(b)	2,000	1,954

		61,264

Interactive Media & Services - 0.4%
Twitter, Inc.
3.88%, 12/15/2027(b)	3,000	2,862
5.00%, 3/1/2030(b)	11,000	10,634

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Ziff Davis, Inc.
4.63%, 10/15/2030(b)	4,000	3,730

		17,226

Internet & Direct Marketing Retail - 0.3%
Match Group Holdings II LLC
4.63%, 6/1/2028(b)	3,000	2,850
4.13%, 8/1/2030(b)	5,000	4,479
Photo Holdings Merger Sub, Inc.
8.50%, 10/1/2026(b)	3,000	2,219
QVC, Inc.
4.75%, 2/15/2027	1,000	844
5.45%, 8/15/2034	4,000	2,854

		13,246

IT Services - 1.1%
Ahead DB Holdings LLC
6.63%, 5/1/2028(b)	1,000	927
Block, Inc.
2.75%, 6/1/2026	10,000	9,348
Endurance International Group Holdings, Inc.
6.00%, 2/15/2029(b)	2,000	1,466
Exela Intermediate LLC
11.50%, 7/15/2026(b)	10,000	3,100
Gartner, Inc.
3.63%, 6/15/2029(b)	28,000	25,611
Northwest Fiber LLC
10.75%, 6/1/2028(b)	1,000	895
Presidio Holdings, Inc.
8.25%, 2/1/2028(b)	2,000	1,890
Twilio, Inc.
3.63%, 3/15/2029	5,000	4,411
Virtusa Corp.
7.13%, 12/15/2028(b)	2,000	1,603

		49,251

Machinery - 0.6%
JPW Industries Holding Corp.
9.00%, 10/1/2024(b)	2,000	1,818
Terex Corp.
5.00%, 5/15/2029(b)	2,000	1,787
Trinity Industries, Inc.
4.55%, 10/1/2024	2,000	1,967
Weir Group plc (The)
2.20%, 5/13/2026(b)	25,000	22,154

		27,726

Media - 3.9%
Altice Financing SA
5.75%, 8/15/2029(b)	5,000	4,387
Beasley Mezzanine Holdings LLC
8.63%, 2/1/2026(b)	2,000	1,520
Cengage Learning, Inc.
9.50%, 6/15/2024(b)	2,000	1,897
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027(b)	13,000	12,089
7.75%, 4/15/2028(b)	7,000	5,648
7.50%, 6/1/2029(b)	7,000	5,603
CMG Media Corp.
8.88%, 12/15/2027(b)	3,000	2,419

Investments	Principal Amount ($)	Value ($)
CSC Holdings LLC
5.75%, 1/15/2030(b)	15,000	12,179
Cumulus Media New Holdings, Inc.
6.75%, 7/1/2026(b)	2,000	1,791
Directv Financing LLC
5.88%, 8/15/2027(b)	4,000	3,744
DISH DBS Corp.
5.88%, 11/15/2024	3,000	2,769
7.75%, 7/1/2026	1,000	833
5.25%, 12/1/2026(b)	2,000	1,734
5.75%, 12/1/2028(b)	2,000	1,626
iHeartCommunications, Inc.
8.38%, 5/1/2027	6,000	5,436
5.25%, 8/15/2027(b)	9,000	8,212
4.75%, 1/15/2028(b)	5,000	4,500
Lamar Media Corp.
3.75%, 2/15/2028	2,000	1,884
4.00%, 2/15/2030	7,000	6,455
Liberty Interactive LLC
8.25%, 2/1/2030	4,000	2,570
McGraw-Hill Education, Inc.
8.00%, 8/1/2029(b)	3,000	2,523
News Corp.
3.88%, 5/15/2029(b)	3,000	2,774
Nexstar Media, Inc.
5.63%, 7/15/2027(b)	2,000	2,003
Paramount Global
6.25%, 2/28/2057(d)	3,000	2,797
6.37%, 3/30/2062(d)	6,000	5,727
Sirius XM Radio, Inc.
4.00%, 7/15/2028(b)	1,000	930
Summer BC Bidco B LLC
5.50%, 10/31/2026(b)	5,000	4,345
TEGNA, Inc.
4.63%, 3/15/2028	12,000	11,750
5.00%, 9/15/2029	8,000	7,836
Townsquare Media, Inc.
6.88%, 2/1/2026(b)	2,000	1,835
Univision Communications, Inc.
5.13%, 2/15/2025(b)	8,000	7,789
6.63%, 6/1/2027(b)	7,000	7,027
UPC Holding BV
5.50%, 1/15/2028(b)	25,000	22,868
Ziggo Bond Co. BV
5.13%, 2/28/2030(b)	3,000	2,562

		170,062

Metals & Mining - 1.8%
Alcoa Nederland Holding BV
4.13%, 3/31/2029(b)	20,000	18,841
Baffinland Iron Mines Corp.
8.75%, 7/15/2026(b)	3,000	2,495
Commercial Metals Co.
4.13%, 1/15/2030	5,000	4,392
Eldorado Gold Corp.
6.25%, 9/1/2029(b)	3,000	2,401
FMG Resources August 2006 Pty. Ltd.
5.88%, 4/15/2030(b)	17,000	16,241

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
4.38%, 4/1/2031(b)	17,000	14,816
Hudbay Minerals, Inc.
4.50%, 4/1/2026(b)	3,000	2,490
6.13%, 4/1/2029(b)	5,000	3,900
IAMGOLD Corp.
5.75%, 10/15/2028(b)	2,000	1,169
Mineral Resources Ltd.
8.13%, 5/1/2027(b)	4,000	3,977
8.00%, 11/1/2027(b)	4,000	4,051
New Gold, Inc.
7.50%, 7/15/2027(b)	2,000	1,570
TMS International Corp.
6.25%, 4/15/2029(b)	1,000	669

		77,012

Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Apollo Commercial Real Estate Finance, Inc.
4.63%, 6/15/2029(b)	2,000	1,573
New Residential Investment Corp.
6.25%, 10/15/2025(b)	2,000	1,824
Starwood Property Trust, Inc.
3.63%, 7/15/2026(b)	3,000	2,712

		6,109

Multiline Retail - 0.8%
Macy’s Retail Holdings LLC
5.88%, 4/1/2029(b)	2,000	1,760
5.88%, 3/15/2030(b)	7,000	6,013
6.13%, 3/15/2032(b)	2,000	1,684
4.50%, 12/15/2034	5,000	3,630
Marks & Spencer plc
7.13%, 12/1/2037(b)	3,000	2,889
Nordstrom, Inc.
4.38%, 4/1/2030	7,000	5,884
4.25%, 8/1/2031	11,000	8,924
5.00%, 1/15/2044	6,000	4,411

		35,195

Oil, Gas & Consumable Fuels - 7.3%
Aethon United BR LP
8.25%, 2/15/2026(b)	2,000	2,070
Antero Midstream Partners LP
5.38%, 6/15/2029(b)	3,000	2,935
Antero Resources Corp.
7.63%, 2/1/2029(b)	7,000	7,456
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028(b)	6,000	5,740
Blue Racer Midstream LLC
6.63%, 7/15/2026(b)	2,000	1,885
Buckeye Partners LP
4.35%, 10/15/2024	1,000	984
3.95%, 12/1/2026	2,000	1,856
4.50%, 3/1/2028(b)	6,000	5,493
Calumet Specialty Products Partners LP
11.00%, 4/15/2025(b)	2,000	1,961
Cheniere Energy Partners LP
4.50%, 10/1/2029	9,000	8,743
4.00%, 3/1/2031	7,000	6,495
Cheniere Energy, Inc.
4.63%, 10/15/2028	10,000	9,749

Investments	Principal Amount ($)	Value ($)
Citgo Holding, Inc.
9.25%, 8/1/2024(b)	5,000	4,991
CITGO Petroleum Corp.
7.00%, 6/15/2025(b)	7,000	6,904
Colgate Energy Partners III LLC
5.88%, 7/1/2029(b)	3,000	2,751
CQP Holdco LP
5.50%, 6/15/2031(b)	8,000	7,617
Crestwood Midstream Partners LP
5.63%, 5/1/2027(b)	6,000	5,769
CrownRock LP
5.63%, 10/15/2025(b)	3,000	2,999
5.00%, 5/1/2029(b)	2,000	1,861
DCP Midstream Operating LP
5.38%, 7/15/2025	2,000	2,042
5.13%, 5/15/2029	6,000	5,883
8.13%, 8/16/2030	1,000	1,095
Delek Logistics Partners LP
7.13%, 6/1/2028(b)	2,000	1,821
Encino Acquisition Partners Holdings LLC
8.50%, 5/1/2028(b)	2,000	1,960
Endeavor Energy Resources LP
5.75%, 1/30/2028(b)	5,000	5,020
Energean plc
6.50%, 4/30/2027(b)	5,000	4,440
Energy Ventures Gom LLC
11.75%, 4/15/2026(b)	2,000	2,010
Enviva Partners LP
6.50%, 1/15/2026(b)	2,000	1,986
EQM Midstream Partners LP
6.00%, 7/1/2025(b)	4,000	3,995
4.75%, 1/15/2031(b)	4,000	3,623
6.50%, 7/15/2048	1,000	841
Genesis Energy LP
8.00%, 1/15/2027	11,000	10,812
7.75%, 2/1/2028	4,000	3,869
Harvest Midstream I LP
7.50%, 9/1/2028(b)	3,000	2,868
Hess Midstream Operations LP
5.13%, 6/15/2028(b)	5,000	4,862
Hilcorp Energy I LP
6.25%, 11/1/2028(b)	9,000	8,730
Holly Energy Partners LP
5.00%, 2/1/2028(b)	2,000	1,847
ITT Holdings LLC
6.50%, 8/1/2029(b)	6,000	5,170
Martin Midstream Partners LP
11.50%, 2/28/2025(b)	1,000	977
MEG Energy Corp.
7.13%, 2/1/2027(b)	14,000	14,474
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026(b)	5,000	4,563
Neptune Energy Bondco plc
6.63%, 5/15/2025(b)	10,000	9,646
New Fortress Energy, Inc.
6.75%, 9/15/2025(b)	2,000	1,955
6.50%, 9/30/2026(b)	2,000	1,903

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NGL Energy Operating LLC
7.50%, 2/1/2026(b)	12,000	11,016
NGL Energy Partners LP
7.50%, 11/1/2023	3,000	2,812
6.13%, 3/1/2025	3,000	2,362
Northriver Midstream Finance LP
5.63%, 2/15/2026(b)	2,000	1,972
NuStar Logistics LP
5.75%, 10/1/2025	9,000	8,714
6.38%, 10/1/2030	9,000	8,310
Occidental Petroleum Corp.
6.95%, 7/1/2024	15,000	15,759
6.63%, 9/1/2030	8,000	8,885
6.45%, 9/15/2036	15,000	16,701
Parkland Corp.
4.50%, 10/1/2029(b)	7,000	6,176
4.63%, 5/1/2030(b)	6,000	5,382
Rockies Express Pipeline LLC
4.95%, 7/15/2029(b)	5,000	4,401
Strathcona Resources Ltd.
6.88%, 8/1/2026(b)	2,000	1,842
Summit Midstream Holdings LLC
5.75%, 4/15/2025	2,000	1,575
Sunnova Energy Corp.
5.88%, 9/1/2026(b)	1,000	941
Sunoco LP
6.00%, 4/15/2027	6,000	5,953
Tallgrass Energy Partners LP
7.50%, 10/1/2025(b)	3,000	3,010
6.00%, 12/31/2030(b)	7,000	6,296
Tap Rock Resources LLC
7.00%, 10/1/2026(b)	2,000	1,892
Teine Energy Ltd.
6.88%, 4/15/2029(b)	2,000	1,864
TerraForm Power Operating LLC
5.00%, 1/31/2028(b)	3,000	2,887
Western Midstream Operating LP
4.55%, 2/1/2030(e)	10,000	9,322

		322,723

Paper & Forest Products - 0.3%
Domtar Corp.
6.75%, 10/1/2028(b)	3,000	2,770
Louisiana-Pacific Corp.
3.63%, 3/15/2029(b)	2,000	1,737
Mercer International, Inc.
5.13%, 2/1/2029	6,000	5,631
Sylvamo Corp.
7.00%, 9/1/2029(b)	4,000	3,697

		13,835

Personal Products - 0.3%
Avon Products, Inc.
8.45%, 3/15/2043(e)	2,000	1,983
Coty, Inc.
5.00%, 4/15/2026(b)	4,000	3,933
6.50%, 4/15/2026(b)	8,000	7,844

		13,760

Investments	Principal Amount ($)	Value ($)
Pharmaceuticals - 2.6%
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	12,000	8,388
8.50%, 1/31/2027(b)	14,000	8,904
Bausch Health Cos., Inc.
5.50%, 11/1/2025(b)	14,000	12,512
9.00%, 12/15/2025(b)	12,000	8,712
6.13%, 2/1/2027(b)	8,000	6,846
5.00%, 1/30/2028(b)	34,000	18,212
4.88%, 6/1/2028(b)	13,000	10,352
6.25%, 2/15/2029(b)	12,000	6,457
7.25%, 5/30/2029(b)	6,000	3,303
5.25%, 1/30/2030(b)	9,000	4,701
5.25%, 2/15/2031(b)	8,000	4,124
Endo Dac
9.50%, 7/31/2027(b)	5,000	1,225
6.00%, 6/30/2028(b)	9,000	608
HLF Financing Sarl LLC
4.88%, 6/1/2029(b)	4,000	2,965
Lannett Co., Inc.
7.75%, 4/15/2026(b)	3,000	1,095
P&L Development LLC
7.75%, 11/15/2025(b)	2,000	1,349
Par Pharmaceutical, Inc.
7.50%, 4/1/2027(b)	7,000	5,630
Perrigo Finance Unlimited Co.
4.40%, 6/15/2030(e)	10,000	9,199

		114,582

Professional Services - 0.1%
CoreLogic, Inc.
4.50%, 5/1/2028(b)	2,000	1,540
Korn Ferry
4.63%, 12/15/2027(b)	2,000	1,878

		3,418

Real Estate Management & Development - 0.8%
Howard Hughes Corp. (The)
5.38%, 8/1/2028(b)	7,000	6,565
4.38%, 2/1/2031(b)	7,000	5,943
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	2,000	1,768
5.00%, 3/1/2031	6,000	5,124
Realogy Group LLC
5.75%, 1/15/2029(b)	7,000	5,747
5.25%, 4/15/2030(b)	6,000	4,799
WeWork Cos. LLC
5.00%, 7/10/2025(b)	3,000	2,067
WeWork Cos., Inc.
7.88%, 5/1/2025(b)	4,000	3,021

		35,034

Road & Rail - 0.9%
First Student Bidco, Inc.
4.00%, 7/31/2029(b)	2,000	1,755
Uber Technologies, Inc.
7.50%, 5/15/2025(b)	7,000	7,116
7.50%, 9/15/2027(b)	15,000	15,206
6.25%, 1/15/2028(b)	2,000	1,970
4.50%, 8/15/2029(b)	12,000	10,748

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
XPO CNW, Inc.
6.70%, 5/1/2034	2,000	1,899
XPO Logistics, Inc.
6.25%, 5/1/2025(b)	2,000	2,033

		40,727

Semiconductors & Semiconductor Equipment - 0.1%
ON Semiconductor Corp.
3.88%, 9/1/2028(b)	3,000	2,782

Software - 2.8%
Boxer Parent Co., Inc.
7.13%, 10/2/2025(b)	2,000	1,963
Camelot Finance SA
4.50%, 11/1/2026(b)	2,000	1,907
Castle US Holding Corp.
9.50%, 2/15/2028(b)	1,000	830
Change Healthcare Holdings LLC
5.75%, 3/1/2025(b)	4,000	3,985
Clarivate Science Holdings Corp.
3.88%, 7/1/2028(b)	4,000	3,649
4.88%, 7/1/2029(b)	4,000	3,548
Condor Merger Sub, Inc.
7.38%, 2/15/2030(b)	16,000	14,088
Crowdstrike Holdings, Inc.
3.00%, 2/15/2029	3,000	2,745
Elastic NV
4.13%, 7/15/2029(b)	2,000	1,783
GoTo Group, Inc.
5.50%, 9/1/2027(b)	5,000	3,663
Minerva Merger Sub, Inc.
6.50%, 2/15/2030(b)	2,000	1,813
NCR Corp.
5.75%, 9/1/2027(b)	3,000	2,939
5.00%, 10/1/2028(b)	3,000	2,858
5.13%, 4/15/2029(b)	19,000	18,283
6.13%, 9/1/2029(b)	2,000	1,950
5.25%, 10/1/2030(b)	3,000	2,899
NortonLifeLock, Inc.
5.00%, 4/15/2025(b)	5,000	4,987
Open Text Holdings, Inc.
4.13%, 2/15/2030(b)	12,000	11,117
4.13%, 12/1/2031(b)	19,000	16,931
PTC, Inc.
4.00%, 2/15/2028(b)	3,000	2,851
Rocket Software, Inc.
6.50%, 2/15/2029(b)	2,000	1,447
SS&C Technologies, Inc.
5.50%, 9/30/2027(b)	10,000	9,876
Veritas US, Inc.
7.50%, 9/1/2025(b)	6,000	5,080

		121,192

Specialty Retail - 2.0%
99 Escrow Issuer, Inc.
7.50%, 1/15/2026(b)	2,000	1,355
At Home Group, Inc.
4.88%, 7/15/2028(b)	2,000	1,575
7.13%, 7/15/2029(b)	2,000	1,337

Investments	Principal Amount ($)	Value ($)
Bath & Body Works, Inc.
9.38%, 7/1/2025(b)	5,000	5,233
5.25%, 2/1/2028	3,000	2,834
6.63%, 10/1/2030(b)	12,000	11,484
6.88%, 11/1/2035	9,000	8,271
6.75%, 7/1/2036	5,000	4,545
BCPE Ulysses Intermediate, Inc.
7.75%, 4/1/2027(b)(c)	2,000	1,405
Carvana Co.
10.25%, 5/1/2030(b)	4,000	3,283
Foot Locker, Inc.
4.00%, 10/1/2029(b)	2,000	1,558
Gap, Inc. (The)
3.63%, 10/1/2029(b)	4,000	2,939
3.88%, 10/1/2031(b)	4,000	2,886
LBM Acquisition LLC
6.25%, 1/15/2029(b)	2,000	1,515
Lithia Motors, Inc.
3.88%, 6/1/2029(b)	7,000	6,257
LSF9 Atlantis Holdings LLC
7.75%, 2/15/2026(b)	3,000	2,726
Michaels Cos., Inc. (The)
5.25%, 5/1/2028(b)	4,000	3,345
7.88%, 5/1/2029(b)	6,000	4,125
Park River Holdings, Inc.
5.63%, 2/1/2029(b)	2,000	1,302
Penske Automotive Group, Inc.
3.75%, 6/15/2029	5,000	4,493
Specialty Building Products Holdings LLC
6.38%, 9/30/2026(b)	2,000	1,785
SRS Distribution, Inc.
6.13%, 7/1/2029(b)	3,000	2,703
Staples, Inc.
7.50%, 4/15/2026(b)	7,000	6,191
10.75%, 4/15/2027(b)	6,000	4,487
White Cap Buyer LLC
6.88%, 10/15/2028(b)	2,000	1,695

		89,329

Technology Hardware, Storage & Peripherals - 1.0%
Seagate HDD Cayman
4.13%, 1/15/2031	35,000	30,452
Xerox Corp.
6.75%, 12/15/2039	3,000	2,644
Xerox Holdings Corp.
5.00%, 8/15/2025(b)	5,000	4,818
5.50%, 8/15/2028(b)	5,000	4,462

		42,376

Textiles, Apparel & Luxury Goods - 0.6%
Eagle Intermediate Global Holding BV
7.50%, 5/1/2025(b)	15,000	10,651
Hanesbrands, Inc.
4.88%, 5/15/2026(b)	9,000	8,771
Under Armour, Inc.
3.25%, 6/15/2026	3,000	2,756
William Carter Co. (The)
5.63%, 3/15/2027(b)	4,000	3,957

		26,135

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Thrifts & Mortgage Finance - 1.1%
Freedom Mortgage Corp.
8.13%, 11/15/2024(b)	5,000	4,488
7.63%, 5/1/2026(b)	5,000	4,119
Ladder Capital Finance Holdings LLLP
REIT, 5.25%, 10/1/2025(b)	3,000	2,839
REIT, 4.25%, 2/1/2027(b)	6,000	5,359
REIT, 4.75%, 6/15/2029(b)	4,000	3,420
MGIC Investment Corp.
5.25%, 8/15/2028	6,000	5,784
PHH Mortgage Corp.
7.88%, 3/15/2026(b)	2,000	1,867
Provident Funding Associates LP
6.38%, 6/15/2025(b)	3,000	2,720
Radian Group, Inc.
4.88%, 3/15/2027	3,000	2,933
United Wholesale Mortgage LLC
5.50%, 11/15/2025(b)	7,000	6,545
5.75%, 6/15/2027(b)	4,000	3,499
5.50%, 4/15/2029(b)	4,000	3,450

		47,023

Trading Companies & Distributors - 1.4%
Boise Cascade Co.
4.88%, 7/1/2030(b)	2,000	1,818
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/1/2025(b)	5,000	4,981
9.75%, 8/1/2027(b)	11,000	11,154
5.50%, 5/1/2028(b)	2,000	1,808
Foundation Building Materials, Inc.
6.00%, 3/1/2029(b)	2,000	1,545
Imola Merger Corp.
4.75%, 5/15/2029(b)	8,000	7,462
United Rentals North America, Inc.
4.88%, 1/15/2028	9,000	8,998
5.25%, 1/15/2030	6,000	6,074
3.88%, 2/15/2031	5,000	4,569
WESCO Distribution, Inc.
7.13%, 6/15/2025(b)	6,000	6,210
7.25%, 6/15/2028(b)	6,000	6,225

		60,844

Wireless Telecommunication Services - 6.7%
Ligado Networks LLC
15.50%, 11/1/2023(b)(c)(f)	20,858	10,280
17.50%, 5/1/2024(b)(c)	6,246	1,376
Sprint Corp.
7.88%, 9/15/2023	58,000	60,164
7.13%, 6/15/2024	30,000	31,431
7.63%, 2/15/2025	8,000	8,529
7.63%, 3/1/2026	5,000	5,493
T-Mobile USA, Inc.
2.63%, 4/15/2026	14,000	13,215
4.75%, 2/1/2028	41,000	40,995
3.38%, 4/15/2029	30,000	28,057

Investments	Principal Amount ($)	Value ($)
3.50%, 4/15/2031	16,000	14,836
Vmed O2 UK Financing I plc
4.75%, 7/15/2031(b)	35,000	31,716
Vodafone Group plc
7.00%, 4/4/2079(d)	39,000	41,093
5.12%, 6/4/2081(d)	11,000	8,394

		295,579

TOTAL CORPORATE BONDS (COST $4,550,240)		4,129,965

Total Investments - 94.0% (Cost $4,550,240)		4,129,965
Other assets less liabilities - 6.0%		262,226

Net Assets - 100.0%		4,392,191

(a)	Represents less than 0.05% of net assets.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

(c)	Payment in-kind security.
(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate High Yield Corporate Core Index Fund (cont.)

Security Type	% of Net Assets
Corporate Bonds	94.0%
Others(1)	6.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 97.8%

Air Freight & Logistics - 0.3%
FedEx Corp.
5.25%, 5/15/2050	150,000	156,933

Auto Components - 0.1%
Aptiv plc
3.10%, 12/1/2051	50,000	33,683

Automobiles - 0.7%
General Motors Co.
6.80%, 10/1/2027	200,000	216,442
5.95%, 4/1/2049	100,000	96,660

		313,102

Banks - 16.0%
Banco Santander SA
2.75%, 5/28/2025	200,000	191,055
4.17%, 3/24/2028(a)	200,000	192,398
Bank of America Corp.
3.46%, 3/15/2025(a)	200,000	197,724
3.09%, 10/1/2025(a)	200,000	194,959
1.73%, 7/22/2027(a)	200,000	181,560
3.42%, 12/20/2028(a)	200,000	191,486
4.27%, 7/23/2029(a)	150,000	149,242
2.69%, 4/22/2032(a)	200,000	174,395
6.11%, 1/29/2037	200,000	225,780
2.68%, 6/19/2041(a)	100,000	76,339
Citigroup, Inc.
3.35%, 4/24/2025(a)	250,000	247,195
3.11%, 4/8/2026(a)	150,000	145,941
3.20%, 10/21/2026	150,000	146,715
4.45%, 9/29/2027	150,000	150,556
3.98%, 3/20/2030(a)	50,000	48,507
4.41%, 3/31/2031(a)	150,000	148,650
2.57%, 6/3/2031(a)	150,000	130,768
3.79%, 3/17/2033(a)	100,000	94,235
8.13%, 7/15/2039	100,000	136,884
4.75%, 5/18/2046	100,000	94,760
4.65%, 7/23/2048	50,000	49,857
HSBC Holdings plc
3.80%, 3/11/2025(a)	200,000	197,586
4.30%, 3/8/2026	200,000	201,253
4.58%, 6/19/2029(a)	200,000	195,802
2.80%, 5/24/2032(a)	200,000	167,625
6.50%, 5/2/2036	100,000	111,728
6.50%, 9/15/2037	150,000	166,891
ING Groep NV
4.05%, 4/9/2029	200,000	192,716
JPMorgan Chase & Co.
3.88%, 9/10/2024	150,000	150,999
1.58%, 4/22/2027(a)	200,000	181,767
3.78%, 2/1/2028(a)	200,000	196,591

Investments	Principal Amount ($)	Value ($)
4.45%, 12/5/2029(a)	150,000	150,101
2.74%, 10/15/2030(a)	150,000	134,806
4.49%, 3/24/2031(a)	150,000	151,255
2.58%, 4/22/2032(a)	100,000	87,022
5.60%, 7/15/2041	100,000	109,941
5.63%, 8/16/2043	100,000	109,274
Mitsubishi UFJ Financial Group, Inc.
2.19%, 2/25/2025	200,000	191,283
2.31%, 7/20/2032(a)	200,000	166,365
PNC Financial Services Group, Inc. (The)
4.63%, 6/6/2033(a)	100,000	99,479
Royal Bank of Canada
2.55%, 7/16/2024	100,000	98,088
1.15%, 6/10/2025	200,000	186,864
3.63%, 5/4/2027	100,000	98,932
3.88%, 5/4/2032	50,000	49,122
Santander Holdings USA, Inc.
3.45%, 6/2/2025	200,000	193,994
Santander UK Group Holdings plc
1.09%, 3/15/2025(a)	200,000	188,078
Toronto-Dominion Bank (The)
2.35%, 3/8/2024	200,000	196,781
4.46%, 6/8/2032	100,000	101,805

		7,245,154

Beverages - 2.4%
Anheuser-Busch Cos. LLC
4.70%, 2/1/2036	100,000	103,174
4.90%, 2/1/2046	50,000	51,009
Anheuser-Busch InBev Worldwide, Inc.
4.75%, 1/23/2029	100,000	105,405
5.45%, 1/23/2039	100,000	108,095
5.55%, 1/23/2049	300,000	333,278
PepsiCo, Inc.
2.25%, 3/19/2025	100,000	98,250
2.63%, 7/29/2029	100,000	95,733
3.50%, 3/19/2040	200,000	190,135

		1,085,079

Biotechnology - 1.7%
Amgen, Inc.
1.90%, 2/21/2025	100,000	96,687
1.65%, 8/15/2028	100,000	89,268
3.35%, 2/22/2032	100,000	96,052
2.80%, 8/15/2041	50,000	40,080
4.66%, 6/15/2051	200,000	200,572
Biogen, Inc.
3.15%, 5/1/2050	50,000	36,574
Gilead Sciences, Inc.
4.60%, 9/1/2035	150,000	156,118
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	50,000	41,954

		757,305

Building Products - 0.4%
Carrier Global Corp.
3.38%, 4/5/2040	100,000	83,154

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Johnson Controls International plc
4.95%, 7/2/2064(b)	50,000	46,007
Owens Corning
4.30%, 7/15/2047	50,000	42,493

		171,654

Capital Markets - 7.7%
Ares Capital Corp.
2.88%, 6/15/2027	100,000	86,520
Bank of New York Mellon Corp. (The)
2.20%, 8/16/2023	200,000	198,448
2.10%, 10/24/2024	10,000	9,764
3.40%, 1/29/2028	100,000	98,355
4.29%, 6/13/2033(a)	100,000	102,097
Blackstone Private Credit Fund
2.63%, 12/15/2026(c)	50,000	42,539
Deutsche Bank AG
2.22%, 9/18/2024(a)	150,000	145,015
3.96%, 11/26/2025(a)	150,000	144,954
2.55%, 1/7/2028(a)	150,000	131,773
FS KKR Capital Corp.
2.63%, 1/15/2027	50,000	42,607
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	200,000	199,090
2.38%, 7/21/2032(a)	100,000	84,492
3.10%, 2/24/2033(a)	100,000	89,571
6.75%, 10/1/2037	100,000	117,328
6.25%, 2/1/2041	100,000	117,149
5.15%, 5/22/2045	100,000	101,071
Moody’s Corp.
3.75%, 2/25/2052	50,000	44,197
Morgan Stanley
Series F, 3.88%, 4/29/2024	200,000	201,432
3.88%, 1/27/2026	200,000	201,373
3.13%, 7/27/2026	200,000	194,933
0.98%, 12/10/2026(a)	200,000	179,715
2.70%, 1/22/2031(a)	200,000	179,223
2.24%, 7/21/2032(a)	100,000	84,626
4.46%, 4/22/2039(a)	100,000	97,452
5.60%, 3/24/2051(a)	150,000	171,393
Owl Rock Capital Corp.
2.63%, 1/15/2027	50,000	42,491
S&P Global, Inc.
1.25%, 8/15/2030	100,000	82,790
2.90%, 3/1/2032(c)	100,000	92,963
State Street Corp.
2.90%, 3/30/2026(a)	100,000	97,358
2.40%, 1/24/2030	100,000	90,355

		3,471,074

Chemicals - 1.0%
Ecolab, Inc.
4.80%, 3/24/2030	200,000	214,189
International Flavors & Fragrances, Inc.
5.00%, 9/26/2048	50,000	48,432
Sherwin-Williams Co. (The)
2.95%, 8/15/2029	200,000	184,830

		447,451

Investments	Principal Amount ($)	Value ($)
Communications Equipment - 0.3%
Cisco Systems, Inc.
5.90%, 2/15/2039	100,000	119,131

Consumer Finance - 2.6%
American Express Co.
3.38%, 5/3/2024	200,000	199,795
3.13%, 5/20/2026	100,000	98,419
3.30%, 5/3/2027	100,000	98,781
Capital One Financial Corp.
3.27%, 3/1/2030(a)	100,000	90,702
5.27%, 5/10/2033(a)	50,000	50,995
Caterpillar Financial Services Corp.
0.95%, 1/10/2024	100,000	97,171
1.10%, 9/14/2027	200,000	180,907
General Motors Financial Co., Inc.
1.25%, 1/8/2026	250,000	225,668
Synchrony Financial
4.38%, 3/19/2024	100,000	99,859
2.88%, 10/28/2031	50,000	39,656

		1,181,953

Containers & Packaging - 0.3%
International Paper Co.
6.00%, 11/15/2041	100,000	108,995
Packaging Corp. of America
3.05%, 10/1/2051	50,000	37,788

		146,783

Diversified Financial Services - 1.3%
Shell International Finance BV
0.38%, 9/15/2023	200,000	194,198
3.88%, 11/13/2028	100,000	101,554
6.38%, 12/15/2038	100,000	121,389
4.38%, 5/11/2045	150,000	149,501
3.25%, 4/6/2050	50,000	42,304

		608,946

Diversified Telecommunication Services - 5.3%
AT&T, Inc.
4.35%, 3/1/2029	150,000	151,627
4.30%, 2/15/2030	150,000	150,594
3.50%, 6/1/2041	100,000	84,698
3.50%, 9/15/2053	100,000	80,021
3.55%, 9/15/2055	200,000	156,347
3.80%, 12/1/2057	100,000	82,083
3.65%, 9/15/2059	100,000	78,549
Orange SA
9.00%, 3/1/2031(b)	100,000	132,220
Telefonica Emisiones SA
5.21%, 3/8/2047	150,000	137,030
Verizon Communications, Inc.
3.38%, 2/15/2025	50,000	50,202
4.13%, 3/16/2027	150,000	153,538
4.33%, 9/21/2028	200,000	205,220
2.55%, 3/21/2031	200,000	178,233
2.36%, 3/15/2032	100,000	86,609
2.65%, 11/20/2040	150,000	116,363
3.40%, 3/22/2041	200,000	172,028
4.86%, 8/21/2046	100,000	104,212

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
3.55%, 3/22/2051	200,000	168,903
3.70%, 3/22/2061	100,000	83,109

		2,371,586

Electric Utilities - 2.4%
Commonwealth Edison Co.
3.00%, 3/1/2050	50,000	40,280
Series 130, 3.13%, 3/15/2051	100,000	82,127
Connecticut Light and Power Co. (The)
Series A, 2.05%, 7/1/2031	100,000	88,454
Edison International
4.13%, 3/15/2028	300,000	288,910
Eversource Energy
3.45%, 1/15/2050	100,000	82,385
Exelon Corp.
4.95%, 6/15/2035	100,000	102,671
4.45%, 4/15/2046	50,000	47,459
Potomac Electric Power Co.
3.60%, 3/15/2024	100,000	100,395
Southern California Edison Co.
4.00%, 4/1/2047	50,000	42,465
Series C, 4.13%, 3/1/2048	50,000	43,151
Virginia Electric and Power Co.
8.88%, 11/15/2038	50,000	72,212
Series C, 4.63%, 5/15/2052	100,000	103,819

		1,094,328

Energy Equipment & Services - 0.5%
Baker Hughes Holdings LLC
4.08%, 12/15/2047	50,000	44,137
Halliburton Co.
2.92%, 3/1/2030	100,000	91,857
4.85%, 11/15/2035	100,000	100,874

		236,868

Entertainment - 0.9%
Walt Disney Co. (The)
3.35%, 3/24/2025	100,000	100,347
2.00%, 9/1/2029	200,000	178,523
6.65%, 11/15/2037	100,000	125,931

		404,801

Equity Real Estate Investment Trusts (REITs) - 4.3%
Alexandria Real Estate Equities, Inc.
2.75%, 12/15/2029	200,000	179,860
AvalonBay Communities, Inc.
2.95%, 5/11/2026	200,000	193,907
Boston Properties LP
3.25%, 1/30/2031	100,000	88,964
Brixmor Operating Partnership LP
3.90%, 3/15/2027	100,000	97,247
Equinix, Inc.
3.20%, 11/18/2029	100,000	92,381
3.40%, 2/15/2052	50,000	38,442
ERP Operating LP
4.50%, 7/1/2044	100,000	98,945
Healthpeak Properties, Inc.
1.35%, 2/1/2027	100,000	89,390
Host Hotels & Resorts LP
Series F, 4.50%, 2/1/2026	100,000	99,503

Investments	Principal Amount ($)	Value ($)
Kilroy Realty LP
4.38%, 10/1/2025	100,000	99,531
Kimco Realty Corp.
2.25%, 12/1/2031	100,000	83,402
Prologis LP
3.00%, 4/15/2050	100,000	79,623
Simon Property Group LP
2.65%, 2/1/2032	100,000	85,716
6.75%, 2/1/2040	50,000	58,089
UDR, Inc.
3.20%, 1/15/2030	100,000	90,845
Ventas Realty LP
4.00%, 3/1/2028	200,000	196,127
Welltower, Inc.
3.10%, 1/15/2030	200,000	182,083
Weyerhaeuser Co.
3.38%, 3/9/2033	100,000	91,385

		1,945,440

Food & Staples Retailing - 1.5%
Kroger Co. (The)
2.65%, 10/15/2026	100,000	96,178
3.95%, 1/15/2050	100,000	90,498
Walgreens Boots Alliance, Inc.
3.45%, 6/1/2026	100,000	99,769
4.10%, 4/15/2050	75,000	62,350
Walmart, Inc.
3.25%, 7/8/2029	100,000	100,197
1.80%, 9/22/2031	150,000	133,438
4.05%, 6/29/2048	100,000	103,366

		685,796

Food Products - 1.7%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	100,000	93,662
Campbell Soup Co.
4.15%, 3/15/2028	100,000	100,870
General Mills, Inc.
2.88%, 4/15/2030	100,000	92,554
Hormel Foods Corp.
0.65%, 6/3/2024	100,000	95,812
Ingredion, Inc.
2.90%, 6/1/2030	50,000	45,086
Kellogg Co.
2.65%, 12/1/2023	100,000	99,261
2.10%, 6/1/2030	100,000	86,031
Mondelez International, Inc.
2.63%, 9/4/2050	100,000	72,640
Unilever Capital Corp.
3.50%, 3/22/2028	100,000	100,622

		786,538

Gas Utilities - 0.1%
Southern California Gas Co.
2.95%, 4/15/2027	50,000	48,999

Health Care Equipment & Supplies - 1.8%
Abbott Laboratories
3.40%, 11/30/2023	100,000	100,582
4.90%, 11/30/2046	150,000	168,219

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Baxter International, Inc.
1.73%, 4/1/2031	100,000	82,203
3.13%, 12/1/2051	50,000	38,262
Becton Dickinson and Co.
1.96%, 2/11/2031	100,000	85,186
Boston Scientific Corp.
2.65%, 6/1/2030	100,000	91,069
Dentsply Sirona, Inc.
3.25%, 6/1/2030	50,000	42,834
Medtronic, Inc.
4.63%, 3/15/2045	100,000	106,648
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	100,000	85,853

		800,856

Health Care Providers & Services - 5.2%
Aetna, Inc.
3.88%, 8/15/2047	50,000	43,503
AmerisourceBergen Corp.
2.70%, 3/15/2031	100,000	88,956
Cardinal Health, Inc.
3.08%, 6/15/2024	100,000	98,828
4.90%, 9/15/2045	50,000	47,440
Cigna Corp.
4.50%, 2/25/2026	100,000	103,033
4.38%, 10/15/2028	150,000	153,197
4.90%, 12/15/2048	150,000	153,043
CVS Health Corp.
3.88%, 7/20/2025	100,000	101,321
4.30%, 3/25/2028	200,000	203,463
4.78%, 3/25/2038	100,000	100,909
5.05%, 3/25/2048	150,000	153,007
4.25%, 4/1/2050	50,000	46,083
Elevance Health, Inc.
2.38%, 1/15/2025	200,000	194,877
2.25%, 5/15/2030	100,000	89,066
3.60%, 3/15/2051	200,000	173,606
HCA, Inc.
3.63%, 3/15/2032(c)	100,000	91,012
4.38%, 3/15/2042(c)	100,000	86,582
5.50%, 6/15/2047	50,000	48,836
4.63%, 3/15/2052(c)	50,000	44,083
Kaiser Foundation Hospitals
Series 2021, 2.81%, 6/1/2041	100,000	79,921
Laboratory Corp. of America Holdings
1.55%, 6/1/2026	100,000	91,953
2.70%, 6/1/2031	100,000	89,024
Quest Diagnostics, Inc.
2.95%, 6/30/2030	50,000	45,931

		2,327,674

Hotels, Restaurants & Leisure - 0.8%
Marriott International, Inc.
Series II, 2.75%, 10/15/2033	100,000	82,157
McDonald’s Corp.
3.50%, 7/1/2027	100,000	100,063

Investments	Principal Amount ($)	Value ($)
3.63%, 9/1/2049	200,000	176,048

		358,268

Household Durables - 0.3%
Lennar Corp.
4.50%, 4/30/2024	100,000	100,415
Whirlpool Corp.
4.60%, 5/15/2050	50,000	45,197

		145,612

Household Products - 0.2%
Kimberly-Clark Corp.
3.10%, 3/26/2030	100,000	97,142

Independent Power and Renewable Electricity Producers - 0.4%
Constellation Energy Generation LLC
3.25%, 6/1/2025	100,000	97,437
5.75%, 10/1/2041	50,000	51,053
Oglethorpe Power Corp.
5.05%, 10/1/2048	50,000	47,916

		196,406

Industrial Conglomerates - 0.2%
Trane Technologies Luxembourg Finance SA
3.80%, 3/21/2029	100,000	96,743

Insurance - 4.0%
Allstate Corp. (The)
3.85%, 8/10/2049	100,000	90,604
American International Group, Inc.
2.50%, 6/30/2025	200,000	192,786
4.75%, 4/1/2048	100,000	98,139
Brighthouse Financial, Inc.
3.85%, 12/22/2051	50,000	35,089
Chubb INA Holdings, Inc.
4.35%, 11/3/2045	100,000	98,844
Corebridge Financial, Inc.
4.35%, 4/5/2042(c)	100,000	87,914
Everest Reinsurance Holdings, Inc.
3.13%, 10/15/2052	50,000	37,130
Hartford Financial Services Group, Inc. (The)
3.60%, 8/19/2049	100,000	82,956
Lincoln National Corp.
4.00%, 9/1/2023	200,000	201,362
Manulife Financial Corp.
4.06%, 2/24/2032(a)	100,000	93,592
MetLife, Inc.
3.60%, 4/10/2024	200,000	201,764
10.75%, 8/1/2039	50,000	69,215
4.60%, 5/13/2046	100,000	101,025
Prudential Financial, Inc.
4.50%, 9/15/2047(a)	100,000	94,932
4.35%, 2/25/2050	150,000	145,050
Travelers Cos., Inc. (The)
4.00%, 5/30/2047	150,000	139,718
Unum Group
4.13%, 6/15/2051	50,000	37,751

		1,807,871

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Interactive Media & Services - 0.6%
Alphabet, Inc.
0.45%, 8/15/2025	100,000	93,485
1.10%, 8/15/2030	100,000	85,682
2.05%, 8/15/2050	100,000	72,391

		251,558

Internet & Direct Marketing Retail - 0.5%
Alibaba Group Holding Ltd.
2.70%, 2/9/2041	200,000	140,852
eBay, Inc.
2.70%, 3/11/2030	100,000	88,476

		229,328

IT Services - 2.0%
International Business Machines Corp.
3.00%, 5/15/2024	200,000	198,937
3.50%, 5/15/2029	150,000	146,427
4.25%, 5/15/2049	150,000	140,083
Mastercard, Inc.
2.95%, 6/1/2029	200,000	193,877
1.90%, 3/15/2031	100,000	89,205
PayPal Holdings, Inc.
2.85%, 10/1/2029	100,000	94,063
5.05%, 6/1/2052	50,000	52,494

		915,086

Leisure Products - 0.1%
Hasbro, Inc.
6.35%, 3/15/2040	50,000	53,753

Machinery - 1.3%
Caterpillar, Inc.
5.20%, 5/27/2041	100,000	113,387
Cummins, Inc.
1.50%, 9/1/2030	100,000	84,977
Illinois Tool Works, Inc.
2.65%, 11/15/2026	200,000	196,885
Otis Worldwide Corp.
3.11%, 2/15/2040	100,000	81,124
Stanley Black & Decker, Inc.
4.00%, 3/15/2060(a)	100,000	89,393

		565,766

Media - 0.9%
Fox Corp.
4.71%, 1/25/2029	100,000	101,782
3.50%, 4/8/2030	100,000	94,577
Paramount Global
4.95%, 1/15/2031	100,000	98,014
4.38%, 3/15/2043	100,000	80,468
4.95%, 5/19/2050	50,000	43,489

		418,330

Metals & Mining - 0.3%
Newmont Corp.
5.88%, 4/1/2035	100,000	108,840
Teck Resources Ltd.
5.20%, 3/1/2042	50,000	45,661

		154,501

Investments	Principal Amount ($)	Value ($)
Multiline Retail - 0.6%
Target Corp.
2.25%, 4/15/2025	100,000	97,966
2.65%, 9/15/2030	200,000	187,263

		285,229

Multi-Utilities - 1.3%
CMS Energy Corp.
4.88%, 3/1/2044	100,000	98,954
Consolidated Edison Co. of New York, Inc.
2.40%, 6/15/2031	100,000	89,744
3.95%, 3/1/2043	50,000	45,082
4.50%, 5/15/2058	50,000	47,773
Dominion Energy, Inc.
Series C, 3.38%, 4/1/2030	100,000	95,280
Series B, 3.30%, 4/15/2041	50,000	41,752
San Diego Gas & Electric Co.
2.95%, 8/15/2051	100,000	78,963
Sempra Energy
4.00%, 2/1/2048	100,000	88,937

		586,485

Oil, Gas & Consumable Fuels - 5.9%
BP Capital Markets America, Inc.
3.38%, 2/8/2061	50,000	40,417
Devon Energy Corp.
5.00%, 6/15/2045	50,000	48,802
Enbridge, Inc.
2.50%, 8/1/2033	100,000	84,734
5.50%, 7/15/2077(a)	100,000	90,825
Enterprise Products Operating LLC
6.45%, 9/1/2040	100,000	113,920
4.25%, 2/15/2048	100,000	90,974
4.80%, 2/1/2049	50,000	48,297
4.20%, 1/31/2050	50,000	44,642
Hess Corp.
3.50%, 7/15/2024	100,000	99,007
6.00%, 1/15/2040	50,000	52,691
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	100,000	111,909
Kinder Morgan, Inc.
4.30%, 6/1/2025	100,000	100,992
2.00%, 2/15/2031	100,000	82,787
5.55%, 6/1/2045	100,000	100,851
Magellan Midstream Partners LP
3.95%, 3/1/2050	50,000	41,260
Marathon Petroleum Corp.
4.50%, 4/1/2048	50,000	44,193
MPLX LP
1.75%, 3/1/2026	100,000	91,998
2.65%, 8/15/2030	100,000	86,727
5.50%, 2/15/2049	100,000	97,791
Plains All American Pipeline LP
4.65%, 10/15/2025	200,000	200,514
4.90%, 2/15/2045	50,000	42,018
Sabine Pass Liquefaction LLC
4.50%, 5/15/2030	100,000	99,164
Suncor Energy, Inc.
6.80%, 5/15/2038	50,000	57,886

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
TotalEnergies Capital International SA
2.83%, 1/10/2030	100,000	94,171
3.13%, 5/29/2050	100,000	82,014
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030	50,000	46,289
Valero Energy Corp.
4.00%, 4/1/2029	100,000	97,649
2.80%, 12/1/2031	100,000	87,545
Williams Cos., Inc. (The)
4.55%, 6/24/2024	200,000	202,126
6.30%, 4/15/2040	100,000	110,504
5.75%, 6/24/2044	50,000	51,973

		2,644,670

Paper & Forest Products - 0.2%
Suzano Austria GmbH
Series DM3N, 3.13%, 1/15/2032	100,000	81,401

Personal Products - 0.9%
Estee Lauder Cos., Inc. (The)
3.15%, 3/15/2027	100,000	99,620
1.95%, 3/15/2031	50,000	43,885
GSK Consumer Healthcare Capital US LLC
3.38%, 3/24/2027(c)	250,000	245,728

		389,233

Pharmaceuticals - 4.5%
AstraZeneca plc
6.45%, 9/15/2037	50,000	63,100
GlaxoSmithKline Capital, Inc.
6.38%, 5/15/2038	100,000	123,854
Johnson & Johnson
2.63%, 1/15/2025	100,000	99,510
1.30%, 9/1/2030	100,000	87,987
3.63%, 3/3/2037	200,000	199,659
3.70%, 3/1/2046	100,000	97,168
Merck & Co., Inc.
2.90%, 3/7/2024	100,000	99,761
3.40%, 3/7/2029	100,000	99,962
2.35%, 6/24/2040	100,000	78,846
3.70%, 2/10/2045	100,000	93,260
2.75%, 12/10/2051	50,000	39,288
2.90%, 12/10/2061	50,000	38,267
Mylan, Inc.
5.20%, 4/15/2048	50,000	40,794
Novartis Capital Corp.
3.40%, 5/6/2024	100,000	100,568
2.00%, 2/14/2027	100,000	95,286
2.75%, 8/14/2050	100,000	82,677
Pfizer, Inc.
0.80%, 5/28/2025	100,000	94,641
3.45%, 3/15/2029	100,000	100,906
7.20%, 3/15/2039	100,000	136,192
4.13%, 12/15/2046	100,000	101,806
Takeda Pharmaceutical Co. Ltd.
2.05%, 3/31/2030	200,000	174,120

		2,047,652

Investments	Principal Amount ($)	Value ($)
Road & Rail - 2.2%
Canadian National Railway Co.
4.45%, 1/20/2049	100,000	101,049
Canadian Pacific Railway Co.
1.35%, 12/2/2024	100,000	95,001
4.80%, 8/1/2045	100,000	102,935
CSX Corp.
3.40%, 8/1/2024	100,000	100,044
4.30%, 3/1/2048	100,000	97,351
3.80%, 4/15/2050	100,000	90,395
JB Hunt Transport Services, Inc.
3.88%, 3/1/2026	100,000	100,484
Kansas City Southern
2.88%, 11/15/2029	100,000	93,012
Norfolk Southern Corp.
3.00%, 3/15/2032	100,000	94,193
4.10%, 5/15/2121	25,000	20,241
Ryder System, Inc.
2.85%, 3/1/2027	100,000	94,526

		989,231

Semiconductors & Semiconductor Equipment - 1.8%
Intel Corp.
2.88%, 5/11/2024	100,000	99,800
3.40%, 3/25/2025	100,000	100,409
2.45%, 11/15/2029	200,000	184,832
2.00%, 8/12/2031	100,000	87,239
4.75%, 3/25/2050	150,000	154,331
4.95%, 3/25/2060	50,000	52,352
Micron Technology, Inc.
3.37%, 11/1/2041	50,000	38,078
QUALCOMM, Inc.
3.45%, 5/20/2025	100,000	100,661

		817,702

Software - 4.7%
Microsoft Corp.
3.13%, 11/3/2025	150,000	150,969
2.40%, 8/8/2026	200,000	196,203
3.30%, 2/6/2027	200,000	203,005
3.45%, 8/8/2036	50,000	50,015
2.53%, 6/1/2050	250,000	198,302
2.92%, 3/17/2052	150,000	127,114
2.68%, 6/1/2060	100,000	78,332
3.04%, 3/17/2062	50,000	42,040
Oracle Corp.
3.60%, 4/1/2040	300,000	234,740
3.65%, 3/25/2041	100,000	78,426
4.00%, 7/15/2046	100,000	78,196
4.10%, 3/25/2061	100,000	75,626
Salesforce, Inc.
1.50%, 7/15/2028	100,000	91,349
2.90%, 7/15/2051	100,000	80,969
VMware, Inc.
0.60%, 8/15/2023	200,000	193,728
1.40%, 8/15/2026	150,000	135,154
Workday, Inc.
3.70%, 4/1/2029	100,000	96,633

		2,110,801

See Accompanying Notes to the Schedules of Investments.

FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Specialty Retail - 1.7%
Dick’s Sporting Goods, Inc.
4.10%, 1/15/2052	50,000	35,249
Home Depot, Inc. (The)
5.88%, 12/16/2036	150,000	181,920
Lowe’s Cos., Inc.
2.50%, 4/15/2026	200,000	193,716
3.65%, 4/5/2029	100,000	97,925
2.63%, 4/1/2031	100,000	89,579
3.00%, 10/15/2050	150,000	111,729
4.45%, 4/1/2062	50,000	45,778

		755,896

Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.
3.45%, 5/6/2024	200,000	201,931
3.25%, 2/23/2026	300,000	302,622
1.65%, 2/8/2031	300,000	264,311
2.38%, 2/8/2041	150,000	122,297
3.85%, 5/4/2043	150,000	147,068
4.65%, 2/23/2046	50,000	54,208
2.65%, 2/8/2051	50,000	39,563
Dell International LLC
8.10%, 7/15/2036	54,000	65,923
3.38%, 12/15/2041(c)	50,000	37,759
HP, Inc.
2.65%, 6/17/2031	58,000	48,111
6.00%, 9/15/2041	50,000	51,468

		1,335,261

Water Utilities - 0.4%
American Water Capital Corp.
2.30%, 6/1/2031	200,000	176,774

Wireless Telecommunication Services - 0.5%
Vodafone Group plc
5.25%, 5/30/2048	200,000	202,739

TOTAL CORPORATE BONDS (COST $50,002,910)		44,154,572

Total Investments - 97.8% (Cost $50,002,910)		44,154,572
Other assets less liabilities - 2.2%		1,015,758

Net Assets - 100.0%		45,170,330

(a)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(b)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

(c)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

Percentages shown are based on Net Assets.

Security Type	% of Net Assets
Corporate Bonds	97.8%
Others(1)	2.2

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Ready Access Variable Income Fund

July 31, 2022 (Unaudited)

Investments	Principal Amount ($)	Value ($)
CORPORATE BONDS - 82.4%

Aerospace & Defense - 1.6%
Boeing Co. (The)
1.17%, 2/4/2023	929,000	917,543
4.51%, 5/1/2023	775,000	777,487
1.95%, 2/1/2024	900,000	873,251
General Dynamics Corp.
2.25%, 11/15/2022	6,480,000	6,466,955
3.38%, 5/15/2023	2,650,000	2,657,024

		11,692,260

Air Freight & Logistics - 0.5%
United Parcel Service, Inc.
2.45%, 10/1/2022	445,000	444,685
2.50%, 4/1/2023	1,047,000	1,043,676
(ICE LIBOR USD 3 Month + 0.45%), 2.73%, 4/1/2023(a)	2,540,000	2,539,934

		4,028,295

Airlines - 0.3%
Southwest Airlines Co.
4.75%, 5/4/2023	2,414,000	2,432,123

Automobiles - 2.4%
BMW US Capital LLC
3.80%, 4/6/2023(b)	1,250,000	1,253,361
(United States SOFR Compounded Index + 0.53%), 2.81%, 4/1/2024(a)(b)	900,000	892,022
Hyundai Capital America
1.25%, 9/18/2023(b)	910,000	883,614
0.80%, 1/8/2024(b)	1,700,000	1,619,426
0.88%, 6/14/2024(b)	1,000,000	938,401
Kia Corp.
2.38%, 2/14/2025(b)	730,000	699,870
Mercedes-Benz Finance North America LLC
3.35%, 2/22/2023(b)	1,020,000	1,019,073
0.75%, 3/1/2024(b)	2,350,000	2,249,291
Nissan Motor Acceptance Co. LLC
1.13%, 9/16/2024(b)	900,000	835,561
Stellantis NV
5.25%, 4/15/2023	2,211,000	2,222,232
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(b)	1,000,000	990,382
3.13%, 5/12/2023(b)	1,410,000	1,401,376
(SOFR + 0.95%), 3.23%, 6/7/2024(a)(b)	2,690,000	2,685,845

		17,690,454

Banks - 21.4%
ANZ New Zealand Int’l Ltd.
(SOFR + 0.60%), 2.88%, 2/18/2025(a)(b)	1,450,000	1,430,112

Investments	Principal Amount ($)	Value ($)
Australia & New Zealand Banking Group Ltd.
2.63%, 11/9/2022	6,000,000	5,993,206
Banco Santander SA
(SOFR + 1.24%), 3.52%, 5/24/2024(a)	4,800,000	4,786,439
Bank of America Corp.
(BSBY3M + 0.43%), 1.94%, 5/28/2024(a)	3,700,000	3,634,843
(SOFR + 0.73%), 3.01%, 10/24/2024(a)	2,200,000	2,174,137
Series 2025, (SOFR + 0.66%), 2.94%, 2/4/2025(a)	2,000,000	1,961,577
Bank of Montreal
(United States SOFR Compounded Index + 0.27%), 2.55%, 4/14/2023(a)	6,588,000	6,552,501
(United States SOFR Compounded Index + 0.62%), 2.90%, 9/15/2026(a)	3,300,000	3,188,014
Bank of New Zealand
(SOFR + 0.81%), 3.09%, 1/27/2027(a)(b)	4,000,000	3,960,292
Bank of Nova Scotia (The)
(United States SOFR Compounded Index + 0.55%), 2.82%, 3/2/2026(a)	5,000,000	4,834,321
Banque Federative du Credit Mutuel SA
(ICE LIBOR USD 3 Month + 0.96%), 3.67%, 7/20/2023(a)(b)	1,000,000	1,004,038
BNP Paribas SA
4.25%, 10/15/2024	1,000,000	1,002,386
Canadian Imperial Bank of Commerce
(SOFR + 0.80%), 3.08%, 3/17/2023(a)	2,300,000	2,299,613
Capital One Bank USA NA
3.38%, 2/15/2023	350,000	349,868
Citigroup, Inc.
(SOFR + 0.67%), 2.95%, 5/1/2025(a)	900,000	877,331
(SOFR + 0.69%), 2.97%, 1/25/2026(a)	2,400,000	2,320,267
Citizens Bank NA
3.70%, 3/29/2023	6,645,000	6,651,026
Commonwealth Bank of Australia
(SOFR + 0.40%), 2.68%, 7/7/2025(a)(b)	1,800,000	1,767,850
(SOFR + 0.52%), 2.80%, 6/15/2026(a)(b)	1,900,000	1,857,846

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA
(United States SOFR Compounded Index + 0.30%), 2.58%, 1/12/2024(a)	2,000,000	1,982,329
(United States SOFR Compounded Index + 0.38%), 2.66%, 1/10/2025(a)	1,600,000	1,571,843
Discover Bank
3.35%, 2/6/2023	3,878,000	3,872,792
HSBC Holdings plc
0.73%, 8/17/2024(c)	2,240,000	2,154,359
ING Groep NV
(United States SOFR Compounded Index + 1.01%), 3.29%, 4/1/2027(a)	3,800,000	3,631,482
JPMorgan Chase & Co.
0.77%, 8/9/2025(c)	1,000,000	934,087
(SOFR + 0.92%), 3.20%, 2/24/2026(a)	6,000,000	5,844,105
(SOFR + 0.77%), 3.04%, 9/22/2027(a)	2,500,000	2,369,760
KeyBank NA
(SOFR + 0.34%), 2.62%, 1/3/2024(a)	4,800,000	4,764,445
(SOFR + 0.32%), 2.60%, 6/14/2024(a)	2,000,000	1,973,946
Lloyds Banking Group plc
4.05%, 8/16/2023	2,729,000	2,739,781
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/2/2023	500,000	500,434
4.79%, 7/18/2025(c)	2,000,000	2,022,971
Mizuho Financial Group, Inc.
(ICE LIBOR USD 3 Month + 0.88%), 2.60%, 9/11/2022(a)	600,000	599,764
(ICE LIBOR USD 3 Month + 0.85%), 2.57%, 9/13/2023(a)	2,250,000	2,248,157
(ICE LIBOR USD 3 Month + 0.61%), 2.27%, 9/8/2024(a)	2,900,000	2,868,673
National Australia Bank Ltd.
1.88%, 12/13/2022	1,000,000	996,370
(SOFR + 0.86%), 3.14%, 6/9/2025(a)(b)	5,200,000	5,186,674
(SOFR + 0.65%), 2.93%, 1/12/2027(a)(b)	4,000,000	3,913,470
National Bank of Canada
2.15%, 10/7/2022(b)	3,000,000	2,995,935
0.75%, 8/6/2024	900,000	845,844
NatWest Markets plc
(SOFR + 0.53%), 2.81%, 8/12/2024(a)(b)	600,000	589,839
Nordea Bank Abp
1.00%, 6/9/2023(b)	640,000	627,688

Investments	Principal Amount ($)	Value ($)
(SOFR + 0.96%), 3.24%, 6/6/2025(a)(b)	2,000,000	1,990,696
PNC Financial Services Group, Inc. (The)
2.85%, 11/9/2022(d)	375,000	374,901
Royal Bank of Canada
(ICE LIBOR USD 3 Month + 0.36%), 3.10%, 1/17/2023(a)	536,000	535,490
3.97%, 7/26/2024	3,000,000	3,020,186
(United States SOFR Compounded Index + 0.44%), 2.72%, 1/21/2025(a)	3,000,000	2,932,470
(United States SOFR Compounded Index + 0.53%), 2.81%, 1/20/2026(a)	2,750,000	2,665,056
(United States SOFR Compounded Index + 0.57%), 2.85%, 4/27/2026(a)	2,000,000	1,933,121
Skandinaviska Enskilda Banken AB
2.20%, 12/12/2022(b)	600,000	597,938
(ICE LIBOR USD 3 Month + 0.32%), 1.90%, 9/1/2023(a)(b)	2,800,000	2,787,177
0.65%, 9/9/2024(b)	500,000	468,090
(SOFR + 0.96%), 3.24%, 6/9/2025(a)(b)	1,000,000	992,589
Societe Generale SA
2.63%, 10/16/2024(b)	1,000,000	963,108
Sumitomo Mitsui Financial Group, Inc.
0.51%, 1/12/2024	300,000	287,051
(SOFR + 0.88%), 3.16%, 1/14/2027(a)	1,480,000	1,431,405
Sumitomo Mitsui Trust Bank Ltd.
0.80%, 9/12/2023(b)	900,000	873,058
0.85%, 3/25/2024(b)	400,000	381,435
Svenska Handelsbanken AB
(United States SOFR Compounded Index + 0.91%), 3.19%, 6/10/2025(a)(b)	7,000,000	6,938,467
Swedbank AB
1.30%, 6/2/2023(b)	400,000	392,119
Toronto-Dominion Bank (The)
(SOFR + 0.24%), 2.52%, 1/6/2023(a)	500,000	498,665
(SOFR + 0.59%), 2.87%, 9/10/2026(a)	2,000,000	1,927,160
Truist Bank
1.25%, 3/9/2023	1,000,000	988,606
Truist Financial Corp.
(SOFR + 0.40%), 2.68%, 6/9/2025(a)	3,750,000	3,637,120
Wells Fargo & Co.
(SOFR + 1.32%), 3.60%, 4/25/2026(a)	2,600,000	2,568,959

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Westpac Banking Corp.
(ICE LIBOR USD 3 Month + 0.57%), 3.00%, 1/11/2023(a)	663,000	663,242
(SOFR + 1.00%), 3.28%, 8/26/2025(a)	5,000,000	4,978,832
(SOFR + 0.52%), 2.80%, 6/3/2026(a)	2,568,000	2,514,577

		159,221,933

Beverages - 0.8%
Constellation Brands, Inc.
3.60%, 5/9/2024	1,590,000	1,591,269
Keurig Dr Pepper, Inc.
0.75%, 3/15/2024	3,500,000	3,350,844
PepsiCo, Inc.
0.75%, 5/1/2023	735,000	724,474

		5,666,587

Biotechnology - 1.0%
AbbVie, Inc.
2.90%, 11/6/2022	4,000,000	3,997,020
2.30%, 11/21/2022	2,000,000	1,996,670
Gilead Sciences, Inc.
0.75%, 9/29/2023	1,624,000	1,578,279

		7,571,969

Capital Markets - 6.2%
Ares Capital Corp.
3.50%, 2/10/2023	1,100,000	1,095,894
Bank of New York Mellon Corp. (The)
1.95%, 8/23/2022	1,383,000	1,382,486
Series J, (SOFR + 0.20%), 2.48%, 10/25/2024(a)	2,800,000	2,746,002
Blackstone Private Credit Fund
2.70%, 1/15/2025(b)	800,000	740,709
Charles Schwab Corp. (The)
2.65%, 1/25/2023	1,472,000	1,468,172
(United States SOFR Compounded Index + 0.50%), 2.78%, 3/18/2024(a)	1,390,000	1,381,347
(United States SOFR Compounded Index + 1.05%), 3.33%, 3/3/2027(a)	7,000,000	6,897,076
Credit Suisse Group AG
3.80%, 6/9/2023	1,000,000	996,954
Deutsche Bank AG
(ICE LIBOR USD 3 Month + 1.19%), 2.60%, 11/16/2022(a)	1,150,000	1,150,635
(ICE LIBOR USD 3 Month + 1.23%), 2.78%, 2/27/2023(a)	650,000	647,908
0.90%, 5/28/2024	1,100,000	1,041,570
FS KKR Capital Corp.
1.65%, 10/12/2024	980,000	908,889

Investments	Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)
(SOFR + 0.54%), 2.82%, 11/17/2023(a)	300,000	298,016
(SOFR + 0.58%), 2.86%, 3/8/2024(a)	2,600,000	2,562,719
Macquarie Bank Ltd.
2.10%, 10/17/2022(b)	650,000	648,714
Moody’s Corp.
2.63%, 1/15/2023	5,400,000	5,375,158
Morgan Stanley
1.16%, 10/21/2025(c)	500,000	467,339
(SOFR + 0.95%), 3.23%, 2/18/2026(a)	3,000,000	2,943,031
Nasdaq, Inc.
0.45%, 12/21/2022	4,800,000	4,743,741
UBS AG
(SOFR + 0.32%), 2.60%, 6/1/2023(a)(b)	2,500,000	2,492,652
0.70%, 8/9/2024(b)	200,000	188,527
UBS Group AG
(SOFR + 1.58%), 3.86%, 5/12/2026(a)(b)	6,000,000	6,008,869

		46,186,408

Chemicals - 1.1%
Air Products and Chemicals, Inc.
2.75%, 2/3/2023	2,000,000	1,994,534
International Flavors & Fragrances, Inc.
0.70%, 9/15/2022(b)	805,000	802,185
3.20%, 5/1/2023	750,000	749,284
Nutrien Ltd.
3.15%, 10/1/2022	455,000	455,051
1.90%, 5/13/2023	4,000,000	3,951,755
Westlake Corp.
0.88%, 8/15/2024	300,000	287,217

		8,240,026

Commercial Services & Supplies - 1.0%
RELX Capital, Inc.
3.50%, 3/16/2023	660,000	659,519
Republic Services, Inc.
4.75%, 5/15/2023	6,500,000	6,548,079

		7,207,598

Communications Equipment - 0.1%
Cisco Systems, Inc.
2.60%, 2/28/2023	471,000	470,364

Construction Materials - 0.1%
Martin Marietta Materials, Inc.
0.65%, 7/15/2023	980,000	952,790

Consumer Finance - 5.1%
AerCap Ireland Capital DAC
(SOFR + 0.68%), 2.96%, 9/29/2023(a)	900,000	886,968
1.65%, 10/29/2024	750,000	697,335
Ally Financial, Inc.
3.05%, 6/5/2023	3,470,000	3,445,825

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
American Express Co.
(United States SOFR Compounded Index + 0.72%), 3.00%, 5/3/2024(a)	3,000,000	2,979,647
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.37%), 1.77%, 5/10/2023(a)	2,500,000	2,492,537
0.88%, 7/7/2023	2,420,000	2,367,767
(ICE LIBOR USD 3 Month + 0.42%), 2.09%, 9/8/2023(a)	600,000	598,513
Capital One Financial Corp.
3.20%, 1/30/2023	2,000,000	1,999,131
(ICE LIBOR USD 3 Month + 0.72%), 3.53%, 1/30/2023(a)	1,500,000	1,496,647
3.50%, 6/15/2023	1,000,000	1,000,675
(SOFR + 1.35%), 3.63%, 5/9/2025(a)	2,000,000	1,965,709
Caterpillar Financial Services Corp.
1.90%, 9/6/2022	800,000	799,350
General Motors Financial Co., Inc.
4.15%, 6/19/2023	465,000	466,225
1.70%, 8/18/2023	380,000	371,213
(SOFR + 0.76%), 3.04%, 3/8/2024(a)	800,000	780,956
3.50%, 11/7/2024	600,000	589,812
John Deere Capital Corp.
(SOFR + 0.12%), 2.40%, 7/10/2023(a)	1,500,000	1,495,051
(SOFR + 0.20%), 2.48%, 10/11/2024(a)	2,500,000	2,463,580
(SOFR + 0.56%), 2.84%, 3/7/2025(a)	1,720,000	1,697,378
PACCAR Financial Corp.
2.65%, 4/6/2023	1,000,000	995,687
Synchrony Financial
4.88%, 6/13/2025	1,493,000	1,490,214
Toyota Motor Credit Corp.
(SOFR + 0.32%), 2.60%, 1/13/2025(a)	7,000,000	6,880,080

		37,960,300

Containers & Packaging - 0.1%
Avery Dennison Corp.
0.85%, 8/15/2024	1,040,000	982,160

Diversified Financial Services - 0.3%
Element Fleet Management Corp.
1.60%, 4/6/2024(b)	500,000	477,753
Jackson Financial, Inc.
1.13%, 11/22/2023(b)	950,000	919,447
NTT Finance Corp.
0.58%, 3/1/2024(b)	600,000	572,806

		1,970,006

Investments	Principal Amount ($)	Value ($)
Diversified Telecommunication Services - 1.7%
AT&T, Inc.
(United States SOFR Compounded Index + 0.64%), 2.92%, 3/25/2024(a)	4,160,000	4,111,183
(ICE LIBOR USD 3 Month + 1.18%), 2.90%, 6/12/2024(a)	3,550,000	3,540,730
Bell Canada (The)
Series US-3, 0.75%, 3/17/2024	1,850,000	1,771,573
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.10%), 2.51%, 5/15/2025(a)	1,000,000	998,536
(United States SOFR Compounded Index + 0.79%), 3.07%, 3/20/2026(a)	2,600,000	2,550,939

		12,972,961

Electric Utilities - 2.9%
American Electric Power Co., Inc.
Series A, (ICE LIBOR USD 3 Month + 0.48%), 1.77%, 11/1/2023(a)	1,400,000	1,391,849
Duke Energy Corp.
2.40%, 8/15/2022	250,000	249,878
Entergy Louisiana LLC
0.62%, 11/17/2023	846,000	820,298
Eversource Energy
Series T, (United States SOFR Compounded Index + 0.25%), 2.53%, 8/15/2023(a)	1,500,000	1,488,870
Florida Power & Light Co.
(United States SOFR Compounded Index + 0.38%), 2.66%, 1/12/2024(a)	4,400,000	4,349,281
Georgia Power Co.
Series A, 2.10%, 7/30/2023	2,500,000	2,466,649
ITC Holdings Corp.
2.70%, 11/15/2022	1,500,000	1,494,056
Mississippi Power Co.
Series A, (SOFR + 0.30%), 2.58%, 6/28/2024(a)	950,000	928,945
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.27%), 1.77%, 2/22/2023(a)	2,121,000	2,111,050
OGE Energy Corp.
0.70%, 5/26/2023	1,490,000	1,449,697

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
PPL Electric Utilities Corp.
(ICE LIBOR USD 3 Month + 0.25%), 2.48%, 9/28/2023(a)	850,000	845,615
(SOFR + 0.33%), 2.61%, 6/24/2024(a)	1,360,000	1,334,872
Southern Co. (The)
Series 2021, (SOFR + 0.37%), 2.65%, 5/10/2023(a)	820,000	813,806
Series 21-A, 0.60%, 2/26/2024	1,840,000	1,751,536

		21,496,402

Electrical Equipment - 0.8%
Eaton Corp.
2.75%, 11/2/2022	5,600,000	5,594,791

Energy Equipment & Services - 0.3%
Baker Hughes Holdings LLC
1.23%, 12/15/2023	1,220,000	1,185,504
Schlumberger Finance Canada Ltd.
2.65%, 11/20/2022(b)	930,000	928,020

		2,113,524

Entertainment - 0.4%
Take-Two Interactive Software, Inc.
3.30%, 3/28/2024	510,000	507,278
3.55%, 4/14/2025	240,000	238,303
TWDC Enterprises 18 Corp.
2.35%, 12/1/2022	1,855,000	1,849,719
Walt Disney Co. (The)
3.00%, 9/15/2022	568,000	568,093

		3,163,393

Equity Real Estate Investment Trusts (REITs) - 2.9%
American Campus Communities Operating Partnership LP
3.75%, 4/15/2023	5,485,000	5,472,904
4.13%, 7/1/2024	1,000,000	1,007,966
American Tower Corp.
3.50%, 1/31/2023	2,942,000	2,941,837
Crown Castle International Corp.
3.15%, 7/15/2023	1,700,000	1,688,926
Public Storage
(SOFR + 0.47%), 2.75%, 4/23/2024(a)	4,000,000	3,981,173
Simon Property Group LP
2.75%, 6/1/2023	5,805,000	5,771,388
(United States SOFR Compounded Index + 0.43%), 2.71%, 1/11/2024(a)	700,000	692,436

		21,556,630

Food & Staples Retailing - 0.6%
Kroger Co. (The)
3.85%, 8/1/2023	945,000	948,278
Walgreens Boots Alliance, Inc.
0.95%, 11/17/2023	1,770,000	1,718,939

Investments	Principal Amount ($)	Value ($)
Walmart, Inc.
2.35%, 12/15/2022	400,000	400,734
2.55%, 4/11/2023	1,475,000	1,471,568

		4,539,519

Food Products - 1.4%
Campbell Soup Co.
3.65%, 3/15/2023	2,394,000	2,392,696
Conagra Brands, Inc.
3.20%, 1/25/2023	2,575,000	2,571,385
0.50%, 8/11/2023	560,000	543,402
General Mills, Inc.
(ICE LIBOR USD 3 Month + 1.01%), 3.75%, 10/17/2023(a)	650,000	650,184
Hormel Foods Corp.
0.65%, 6/3/2024	280,000	268,274
McCormick & Co., Inc.
2.70%, 8/15/2022	3,691,000	3,691,000
0.90%, 2/15/2026	620,000	561,685

		10,678,626

Gas Utilities - 0.6%
CenterPoint Energy Resources Corp.
0.70%, 3/2/2023	2,170,000	2,144,835
ONE Gas, Inc.
(ICE LIBOR USD 3 Month + 0.61%), 2.33%, 3/11/2023(a)	2,050,000	2,043,143
Southern Natural Gas Co. LLC
0.63%, 4/28/2023(b)	180,000	175,156

		4,363,134

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.
2.40%, 8/15/2022	2,645,000	2,644,621
0.87%, 12/1/2023	1,800,000	1,737,966
(United States SOFR Compounded Index + 0.44%), 2.72%, 11/29/2024(a)	1,435,000	1,405,762
DH Europe Finance II Sarl
2.05%, 11/15/2022	3,050,000	3,039,892
Stryker Corp.
0.60%, 12/1/2023	1,910,000	1,840,795
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023	2,136,000	2,130,347
1.45%, 11/22/2024	650,000	615,621

		13,415,004

Health Care Providers & Services - 3.3%
Aetna, Inc.
2.75%, 11/15/2022	4,485,000	4,484,369
Cigna Corp.
3.05%, 11/30/2022	4,000,000	3,998,249
(ICE LIBOR USD 3 Month + 0.89%), 3.40%, 7/15/2023(a)	2,500,000	2,506,573
CVS Health Corp.
2.75%, 12/1/2022	2,870,000	2,868,236

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Elevance Health, Inc.
3.30%, 1/15/2023	1,725,000	1,725,264
0.45%, 3/15/2023	800,000	789,076
HCA, Inc.
5.00%, 3/15/2024	400,000	405,677
Humana, Inc.
3.15%, 12/1/2022	1,100,000	1,099,998
0.65%, 8/3/2023	760,000	739,082
McKesson Corp.
2.70%, 12/15/2022	4,096,000	4,087,598
UnitedHealth Group, Inc.
2.75%, 2/15/2023	500,000	499,270
0.55%, 5/15/2024	1,580,000	1,510,568

		24,713,960

Hotels, Restaurants & Leisure - 1.2%
Hyatt Hotels Corp.
1.30%, 10/1/2023	500,000	484,756
Marriott International, Inc.
2.13%, 10/3/2022	750,000	748,204
McDonald’s Corp.
3.35%, 4/1/2023	5,500,000	5,500,941
Starbucks Corp.
(United States SOFR Compounded Index + 0.42%), 2.70%, 2/14/2024(a)	2,370,000	2,347,542

		9,081,443

Household Durables - 0.7%
DR Horton, Inc.
4.38%, 9/15/2022	810,000	810,354
Lennar Corp.
4.75%, 11/15/2022(d)	1,150,000	1,151,035
4.88%, 12/15/2023	940,000	948,708
Whirlpool Corp.
3.70%, 3/1/2023	2,050,000	2,054,503

		4,964,600

Household Products - 0.4%
Church & Dwight Co., Inc.
2.88%, 10/1/2022	3,150,000	3,147,075

Industrial Conglomerates - 0.8%
3M Co.
2.25%, 3/15/2023	680,000	675,611
General Electric Co.
Series A, (ICE LIBOR USD 3 Month + 0.30%), 2.81%, 5/13/2024(a)	3,000,000	2,939,927
Honeywell International, Inc.
2.15%, 8/8/2022	2,500,000	2,499,830

		6,115,368

Insurance - 2.4%
Allstate Corp. (The)
(ICE LIBOR USD 3 Month + 0.63%), 2.86%, 3/29/2023(a)	849,000	847,568
Aon Corp.
2.20%, 11/15/2022	4,227,000	4,214,384

Investments	Principal Amount ($)	Value ($)
Athene Global Funding
1.20%, 10/13/2023(b)	1,900,000	1,837,601
(ICE LIBOR USD 3 Month + 0.73%), 3.12%, 1/8/2024(a)(b)	1,000,000	988,176
Brighthouse Financial Global Funding
0.60%, 6/28/2023(b)	630,000	612,616
Chubb INA Holdings, Inc.
2.88%, 11/3/2022	3,585,000	3,585,212
Corebridge Financial, Inc.
3.50%, 4/4/2025(b)	2,300,000	2,252,022
New York Life Global Funding
(United States SOFR Compounded Index + 0.33%), 2.61%, 1/14/2025(a)(b)	2,000,000	1,959,837
Protective Life Global Funding
0.63%, 10/13/2023(b)	900,000	871,158
Security Benefit Global Funding
1.25%, 5/17/2024(b)	650,000	614,703

		17,783,277

Internet & Direct Marketing Retail - 0.9%
eBay, Inc.
2.75%, 1/30/2023	5,081,000	5,064,132
(ICE LIBOR USD 3 Month + 0.87%), 3.68%, 1/30/2023(a)	1,510,000	1,510,886

		6,575,018

IT Services - 0.6%
Fidelity National Information Services, Inc.
0.60%, 3/1/2024	910,000	866,553
Global Payments, Inc.
4.00%, 6/1/2023	3,000,000	3,000,838
1.50%, 11/15/2024	240,000	225,848
International Business Machines Corp.
1.88%, 8/1/2022	575,000	575,000

		4,668,239

Life Sciences Tools & Services - 0.9%
Thermo Fisher Scientific, Inc.
(United States SOFR Compounded Index + 0.35%), 2.63%, 4/18/2023(a)	5,500,000	5,484,051
1.22%, 10/18/2024	390,000	372,728
(United States SOFR Compounded Index + 0.53%), 2.81%, 10/18/2024(a)	550,000	540,523

		6,397,302

Machinery - 1.5%
CNH Industrial Capital LLC
1.95%, 7/2/2023	1,346,000	1,319,735
3.95%, 5/23/2025	1,290,000	1,285,120
Daimler Trucks Finance North America LLC
(SOFR + 0.60%), 2.88%, 12/14/2023(a)(b)	2,000,000	1,988,115

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
Parker-Hannifin Corp.
3.50%, 9/15/2022	6,200,000	6,203,781

		10,796,751

Media - 0.7%
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	1,407,000	1,432,950
Comcast Corp.
(ICE LIBOR USD 3 Month + 0.63%), 3.14%, 4/15/2024(a)	1,000,000	1,000,605
Discovery Communications LLC
2.95%, 3/20/2023	2,500,000	2,493,193

		4,926,748

Multiline Retail - 0.9%
Dollar General Corp.
3.25%, 4/15/2023	6,500,000	6,488,332

Multi-Utilities - 1.7%
Ameren Illinois Co.
2.70%, 9/1/2022	1,000,000	999,126
0.38%, 6/15/2023	670,000	650,379
Black Hills Corp.
1.04%, 8/23/2024	960,000	902,630
CenterPoint Energy, Inc.
(United States SOFR Compounded Index + 0.65%), 2.93%, 5/13/2024(a)	760,000	743,367
Consolidated Edison, Inc.
Series A, 0.65%, 12/1/2023	3,600,000	3,475,757
Dominion Energy, Inc.
Series D, (ICE LIBOR USD 3 Month + 0.53%), 2.36%, 9/15/2023(a)	2,000,000	1,989,744
DTE Energy Co.
Series H, 0.55%, 11/1/2022	3,000,000	2,982,155
2.25%, 11/1/2022	1,082,000	1,079,027

		12,822,185

Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.
2.95%, 1/15/2023	3,457,000	3,449,526
ConocoPhillips Co.
2.13%, 3/8/2024	1,500,000	1,475,304
Continental Resources, Inc.
4.50%, 4/15/2023	3,324,000	3,333,191
Enbridge, Inc.
(SOFR + 0.40%), 2.68%, 2/17/2023(a)	690,000	687,520
(United States SOFR Compounded Index + 0.63%), 2.91%, 2/16/2024(a)	4,700,000	4,638,569
EOG Resources, Inc.
2.63%, 3/15/2023	2,000,000	1,997,856

Investments	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
1.90%, 8/16/2022	600,000	599,872
Kinder Morgan, Inc.
3.15%, 1/15/2023	1,700,000	1,697,666
MPLX LP
3.50%, 12/1/2022	2,420,000	2,418,373
3.38%, 3/15/2023	2,000,000	1,997,003
NOVA Gas Transmission Ltd.
7.88%, 4/1/2023	3,000,000	3,077,254
Phillips 66
3.70%, 4/6/2023	600,000	601,551
Saudi Arabian Oil Co.
1.25%, 11/24/2023(b)	200,000	193,980
TransCanada PipeLines Ltd.
1.00%, 10/12/2024	520,000	488,719
Williams Cos., Inc. (The)
3.70%, 1/15/2023	950,000	949,120

		27,605,504

Paper & Forest Products - 0.3%
Georgia-Pacific LLC
0.63%, 5/15/2024(b)	2,200,000	2,085,185

Pharmaceuticals - 0.9%
AstraZeneca plc
0.30%, 5/26/2023	1,425,000	1,391,410
(ICE LIBOR USD 3 Month + 0.67%), 2.11%, 8/17/2023(a)	480,000	480,110
Bristol-Myers Squibb Co.
0.54%, 11/13/2023	700,000	679,522
Merck & Co., Inc.
2.40%, 9/15/2022	3,030,000	3,029,802
2.80%, 5/18/2023	695,000	694,183
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023	448,000	443,872

		6,718,899

Road & Rail - 1.4%
Canadian Pacific Railway Co.
1.35%, 12/2/2024	910,000	864,514
JB Hunt Transport Services, Inc.
3.30%, 8/15/2022	5,000,000	5,000,520
Ryder System, Inc.
3.40%, 3/1/2023	3,300,000	3,297,819
SMBC Aviation Capital Finance DAC
4.13%, 7/15/2023(b)	700,000	696,212
Union Pacific Corp.
2.95%, 1/15/2023	600,000	600,288

		10,459,353

Semiconductors & Semiconductor Equipment - 0.8%
Advanced Micro Devices, Inc.
7.50%, 8/15/2022	200,000	201,607
Analog Devices, Inc.
(SOFR + 0.25%), 2.53%, 10/1/2024(a)	610,000	596,048
Microchip Technology, Inc.
0.98%, 9/1/2024	870,000	816,443

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
NVIDIA Corp.
0.31%, 6/15/2023	3,390,000	3,304,790
QUALCOMM, Inc.
(ICE LIBOR USD 3 Month + 0.73%), 3.54%, 1/30/2023(a)	970,000	972,406

		5,891,294

Software - 0.6%
Oracle Corp.
2.50%, 10/15/2022	1,800,000	1,797,768
Roper Technologies, Inc.
0.45%, 8/15/2022	1,395,000	1,393,462
3.13%, 11/15/2022	825,000	824,959
VMware, Inc.
0.60%, 8/15/2023	590,000	571,497

		4,587,686

Specialty Retail - 0.5%
AutoZone, Inc.
2.88%, 1/15/2023	860,000	858,544
O’Reilly Automotive, Inc.
3.80%, 9/1/2022	1,145,000	1,146,046
3.85%, 6/15/2023	1,616,000	1,618,270

		3,622,860

Technology Hardware, Storage & Peripherals - 1.0%
Dell International LLC
5.45%, 6/15/2023	3,015,000	3,048,950
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022(d)	4,000,000	4,001,440
2.25%, 4/1/2023	400,000	396,871

		7,447,261

Trading Companies & Distributors - 0.7%
Air Lease Corp.
(ICE LIBOR USD 3 Month + 0.35%), 2.18%, 12/15/2022(a)	1,500,000	1,497,474
4.25%, 2/1/2024	1,000,000	996,120
0.80%, 8/18/2024	980,000	907,859
GATX Corp.
3.90%, 3/30/2023	2,058,000	2,055,440

		5,456,893

Wireless Telecommunication Services - 1.1%
Rogers Communications, Inc.
3.00%, 3/15/2023	4,919,000	4,903,627
Vodafone Group plc
2.50%, 9/26/2022	708,000	706,312
2.95%, 2/19/2023	2,640,000	2,630,818

		8,240,757

TOTAL CORPORATE BONDS (COST $620,253,276)		612,763,247

Investments	Principal Amount ($)	Value ($)
ASSET-BACKED SECURITIES - 2.2%
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class A2, 0.26%, 11/18/2024	2,803,083	2,788,110
BA Credit Card Trust
Series 2019-A1, Class A1, 1.74%, 1/15/2025	880,000	879,627
Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2, 1.72%, 8/15/2024	900,000	899,704
Carmax Auto Owner Trust
Series 2022-3, Class A2A, 3.81%, 9/15/2025	1,562,000	1,568,282
Enterprise Fleet Financing LLC
Series 2019-2, Class A2, 2.29%, 2/20/2025(b)	143,157	143,044
Ford Credit Auto Lease Trust
Series 2022-A, Class A2A, 2.78%, 10/15/2024	800,000	795,318
GM Financial Automobile Leasing Trust
Series 2022-1, Class A1, 0.57%, 2/21/2023	18,993	18,961
GM Financial Consumer Automobile Receivables Trust
Series 2022-3, Class A2A, 3.50%, 9/16/2025	1,875,000	1,873,169
Hyundai Auto Receivables Trust
Series 2022-A, Class A2A, 1.81%, 2/18/2025	1,300,000	1,287,257
Series 2022-B, Class A2A, 3.64%, 5/15/2025	1,000,000	1,000,613
Nissan Auto Receivables Owner Trust
Series 2022-A, Class A1, 0.50%, 3/15/2023	197,931	197,666
Santander Drive Auto Receivables Trust
Series 2021-4, Class A2, 0.37%, 8/15/2024	94,650	94,470
Series 2022-1, Class A2, 1.36%, 12/16/2024	1,206,799	1,197,179
Series 2022-2, Class A2, 2.12%, 10/15/2026	1,982,732	1,973,575
Verizon Owner Trust
Series 2020-A, Class A1A, 1.85%, 7/22/2024	709,270	705,978
World Financial Network Credit Card Master Trust
Series 2019-C, Class A, 2.21%, 7/15/2026	1,000,000	999,095

TOTAL ASSET-BACKED SECURITIES (COST $16,463,308)		16,422,048

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

Investments	Principal Amount ($)	Value ($)
MUNICIPAL BONDS - 1.0%
University of Missouri, System Facilities Revenue Bonds Series 2020-A, 1.47%, 11/1/2023	1,000,000	977,963

City of New York
Series 2021-D, 0.43%, 8/1/2022	830,000	830,000
Series 2021-D, 0.59%, 8/1/2023	1,800,000	1,753,579

		2,583,579

Anaheim Public Financing Authority Series 2021-A, 0.63%, 7/1/2024	500,000	475,711
Miami-Dade County, Capital Asset Acquisition Special Obligation Bonds Series 2020-B, 0.38%, 4/1/2023	1,110,000	1,090,562
New York City Transitional Finance Authority, Building Aid Series 2022 Subseries S-1B, 0.64%, 7/15/2024	1,000,000	948,639

		2,514,912

Port Authority of New York & New Jersey
Series AAA, 1.09%, 7/1/2023	1,000,000	981,825

TOTAL MUNICIPAL BONDS (COST $7,239,076)		7,058,279

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 0.2%

FFCB
(SOFR + 0.04%), 2.32%, 2/5/2024(a) (Cost $1,800,000)	1,800,000	1,798,746

Investments	Principal Amount ($)	Value ($)
FOREIGN GOVERNMENT SECURITIES - 0.1%

Japan Bank for International Cooperation 1.75%, 1/23/2023 (Cost $799,585)	800,000	795,533

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENTS - 13.1%

COMMERCIAL PAPER - 3.8%
MUFG Bank Ltd. 3.31%, 1/23/2023(e)	7,000,000	6,885,230
Peoples Gas Light & Coke Co. (The) 2.16%, 8/1/2022(e)	6,000,000	5,998,802
Swedbank AB 2.31%, 9/19/2022(e)	7,000,000	6,976,401
Wisconsin Electric Power Co. 2.08%, 8/1/2022(e)	3,000,000	2,999,401
Wisconsin Power and Light Co. 2.35%, 8/1/2022(e)	5,000,000	4,999,044

TOTAL COMMERCIAL PAPER (COST $27,867,155)		27,858,878

Investments	Principal Amount ($)	Value ($)
U.S. GOVERNMENT AGENCY SECURITIES - 1.3%
FHLB
Zero Coupon, 8/3/2022 (Cost $9,998,889)	10,000,000	9,998,796

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS - 8.0%
U.S. Treasury Bills
1.36%, 8/9/2022(e)	10,000,000	9,995,530
1.61%, 9/6/2022(e)	10,000,000	9,979,250
2.95%, 1/19/2023(e)	40,000,000	39,471,927

TOTAL U.S. TREASURY OBLIGATIONS (COST $59,428,723)		59,446,707

TOTAL SHORT-TERM INVESTMENTS (COST $97,294,767)		97,304,381

Total Investments - 99.0% (Cost $743,850,012)		736,142,234
Other assets less liabilities - 1.0%		7,319,559

Net Assets - 100.0%		743,461,793

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the rate in effect as of July 31, 2022.
(b)

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined by valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Ready Access Variable Income Fund (cont.)

(c)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(d)

Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future at a contingent upon predetermined trigger. The interest rate shown was the current rate as of July 31, 2022.

(e)	The rate shown was the current yield as of July 31, 2022.

Percentages shown are based on Net Assets.

Abbreviations

FHLB	Federal Home Loan Bank
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
USD	US Dollar

FlexShares® Ready Access Variable Income Fund invested, as a percentage of net assets, in companies domiciled in the following countries as of July 31, 2022:

Australia	3.8%
Canada	7.9
Finland	0.4
France	0.4
Germany	2.1
Ireland	0.3
Japan	2.6
Netherlands	1.0
New Zealand	0.7
Saudi Arabia	0.0 †
South Korea	0.1
Spain	0.6
Sweden	2.6
Switzerland	1.3
United Kingdom	1.5
United States	73.7
Other[1]	1.0

100.0%

†	Amount represents less than 0.05%.
[1]	Includes any non-fixed-income securities and net other assets (liabilities).

Security Type	% of Net Assets
Corporate Bonds	82.4%
Asset-Backed Securities	2.2
Municipal Bonds	1.0
U.S. Government Agency Securities	0.2
Foreign Government Securities	0.1
Short-Term Investments	13.1
Others(1)	1.0

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

Schedule of Investments

FlexShares® Core Select Bond Fund

July 31, 2022 (Unaudited)

Investments	Shares	Value ($)
EXCHANGE TRADED FUNDS - 99.0%

FlexShares® Credit-Scored US Corporate Bond Index Fund(a)	173,642	8,437,056
FlexShares® Credit-Scored US Long Corporate Bond Index Fund(a)	72,226	3,407,623
FlexShares® Disciplined Duration MBS Index Fund(a)	1,209,913	26,097,460
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund(a)	334,168	8,471,159
FlexShares® Ready Access Variable Income Fund(a)	94,504	7,043,383
iShares 10+ Year Investment Grade Corporate Bond ETF(b)	205,480	11,484,277
iShares 20+ Year Treasury Bond ETF	142,357	16,716,983
iShares 3-7 Year Treasury Bond ETF	180,343	21,868,392
iShares 5-10 Year Investment Grade Corporate Bond ETF	216,824	11,452,644
iShares 7-10 Year Treasury Bond ETF(b)	84,522	8,889,179
iShares MBS ETF(b)	261,710	26,280,918
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF(b)	327,260	16,778,620

TOTAL EXCHANGE TRADED FUNDS (COST $172,713,448)		166,927,694

Investments	Principal Amount ($)	Value ($)
SECURITIES LENDING REINVESTMENTS(c) - 19.1%

REPURCHASE AGREEMENTS - 19.1%
CF Secured LLC, 2.24%, dated 7/31/2022, due 8/1/2022, repurchase price $32,166,836, collateralized by various U.S. Treasury Securities, ranging from 0.00% - 4.50%, maturing 9/30/2022 - 5/15/2052; total market value $32,651,802 (Cost $32,164,835)	32,164,835	32,164,835

SHORT-TERM INVESTMENTS - 0.6%
U.S. TREASURY OBLIGATIONS - 0.6%
U.S. Treasury Bills
2.45%, 12/29/2022(d) (Cost $989,908)	1,000,000	988,818

Total Investments - 118.7% (Cost $205,868,191)		200,081,347
Liabilities in excess of other assets - (18.7%)		(31,524,115)

Net Assets - 100.0%		168,557,232

(a)	Investment in affiliated Fund. Northern Trust Investments, Inc. is the Investment Adviser to both the Fund and the affiliated Funds.
(b)

The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 was $31,538,562, collateralized in the form of cash that was reinvested in the securities shown in the Securities Lending Reinvestment section of the Schedule of Investments; a total value of $32,164,835.

(c)	The security was purchased with cash collateral held from securities on loan at July 31, 2022. The total value of securities purchased was $32,164,835.
(d)	The rate shown was the current yield as of July 31, 2022.

Percentages shown are based on Net Assets.

See Accompanying Notes to the Schedules of Investments.

FlexShares® Core Select Bond Fund (cont.)

For the period ended July 31, 2022, the FlexShares® Core Select Bond Fund was invested in securities of affiliated FlexShares® Funds. The Schedules of Investments of the affiliated FlexShares® Funds are located elsewhere in this Report.

Investment in a company which was affiliated for the period ended July 31, 2022, was as follows:

Security	Value October 31, 2021	Purchases at Cost	Sales Proceeds	Shares July 31, 2022	Value July 31, 2022	Change in Unrealized Appreciation (Depreciation)	Dividend Income	Realized (Loss)
FlexShares® Credit-Scored US Corporate Bond Index Fund	$37,734,108	$10,425,542	$36,688,358	173,642	$8,437,056	$(317,295)	$396,625	$(2,716,941)
FlexShares® Credit-Scored US Long Corporate Bond Index Fund	5,998,595	2,791,675	4,135,502	72,226	3,407,623	(677,281)	133,758	(569,864)
FlexShares® Disciplined Duration MBS Index Fund	14,831,201	27,367,087	14,270,964	1,209,913	26,097,460	(571,815)	438,469	(1,258,049)
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund	—	14,134,715	5,269,866	334,168	8,471,159	(102,077)	270,989	(291,613)
FlexShares® Ready Access Variable Income Fund	2,015,253	21,250,930	16,159,055	94,504	7,043,383	8,940	16,322	(72,685)

	$60,579,157	$75,969,949	$76,523,745	1,884,453	$53,456,681	$(1,659,528)	$1,256,163	$(4,909,152)

Security Type	% of Net Assets
Exchange Traded Funds	99.0%
Securities Lending Reinvestments	19.1
Short-Term Investments	0.6
Others(1)	(18.7)

100.0%

(1)	Includes any other net assets/(liabilities).

See Accompanying Notes to the Schedules of Investments.

FlexShares® Trust

Notes to the Schedules of Investments

July 31, 2022 (Unaudited)

Investment Valuation

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Quoted prices in active markets for identical assets on the measurement date.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost, as long as amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the valuations as of July 31, 2022 for each Fund based upon the three levels defined above. Please refer to the Schedules of Investments to view equity and debt securities segregated by industry type where applicable.

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Low Volatility Index Fund

Investments
Common Stocks*	$160,938,734	$—	$—	$160,938,734
Short-Term Investments	—	233,114	—	233,114

Total Investments	$160,938,734	$233,114	$—	$161,171,848

Other Financial Instruments
Assets
Futures Contracts	$184,938	$—	$—	$184,938

Total Other Financial Instruments	$184,938	$—	$—	$184,938

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Developed Markets ex-US Quality Low Volatility Index Fund

Investments
Common Stocks
Electric Utilities	$3,164,016	$22,248	$—	$3,186,264
Other*	61,759,967	—	—	61,759,967
Securities Lending Reinvestments
Repurchase Agreements	—	198,702	—	198,702

Total Investments	$64,923,983	$220,950	$—	$65,144,933

Other Financial Instruments
Assets
Futures Contracts	$50,853	$—	$—	$50,853
Forward Foreign Currency Contracts	—	14,484	—	14,484
Liabilities
Forward Foreign Currency Contracts	—	(12,918)	—	(12,918)

Total Other Financial Instruments	$50,853	$1,566	$—	$52,419

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Emerging Markets Quality Low Volatility Index Fund
Investments
Common Stocks*	$13,634,971	$—	$—	$13,634,971

Total Investments	$13,634,971	$—	$—	$13,634,971

Other Financial Instruments
Assets
Forward Foreign Currency Contracts	$—	$753	$—	$753
Liabilities
Futures Contracts	(379)	—	—	(379)

Total Other Financial Instruments	$(379)	$753	$—	$374

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar US Market Factor Tilt Index Fund

Investments
Common Stocks*	$1,486,503,775	$—	$—	$1,486,503,775
Rights	—	—	30,394	30,394
Warrants	187,491	—	—	187,491
Securities Lending Reinvestments
Certificates of Deposit	—	25,997,118	—	25,997,118
Repurchase Agreements	—	193,684,261	—	193,684,261

Total Investments	$1,486,691,266	$219,681,379	$30,394	$1,706,403,039

Other Financial Instruments
Assets
Futures Contracts	$522,824	$—	$—	$522,824

Total Other Financial Instruments	$522,824	$—	$—	$522,824

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

Investments
Closed End Funds	$57,196	$—	$—	$57,196
Common Stocks
Banks	49,652,384	50,475	—	49,702,859
Biotechnology	3,013,632	29,547	—	3,043,179
Diversified Telecommunication Services	6,376,544	23,103	—	6,399,647
Electric Utilities	7,077,885	26,651	—	7,104,536
Equity Real Estate Investment Trusts (REITs)	12,654,468	—	44,110	12,698,578
Health Care Providers & Services	3,057,426	2,091	—	3,059,517
Internet & Direct Marketing Retail	1,819,772	26,158	—	1,845,930
Metals & Mining	24,380,499	—	53,316	24,433,815
Oil, Gas & Consumable Fuels	30,019,931	121,950	—	30,141,881
Real Estate Management & Development	10,809,315	400,488	—	11,209,803
Other*	344,007,501	—	—	344,007,501
Rights	2,130	2,368	—	4,498
Warrants	—	—	—	—
Securities Lending Reinvestments
Repurchase Agreements	—	6,564,466	—	6,564,466

Total Investments	$492,928,683	$7,247,297	$97,426	$500,273,406

Other Financial Instruments
Assets
Futures Contracts	$320,739	$—	$—	$320,739
Forward Foreign Currency Contracts	—	43,206	—	43,206
Liabilities
Futures Contracts	(35,109)	—	—	(35,109)
Forward Foreign Currency Contracts	—	(69,038)	—	(69,038)

Total Other Financial Instruments	$285,630	$(25,832)	$—	$259,798

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund
Investments
Common Stocks
Automobiles	$6,072,718	$44,160	$—	$6,116,878
Biotechnology	2,256,513	—	11,745	2,268,258
Commercial Services & Supplies	487,215	35,450	—	522,665
Entertainment	1,985,213	—	7,140	1,992,353
Equity Real Estate Investment Trusts (REITs)	2,985,879	22,643	—	3,008,522
Food & Staples Retailing	2,262,509	441	—	2,262,950
Hotels, Restaurants & Leisure	1,943,007	1,826	—	1,944,833
Marine	2,058,431	23,401	—	2,081,832
Metals & Mining	11,291,184	—	129,634	11,420,818
Oil, Gas & Consumable Fuels	12,149,384	2,070	—	12,151,454
Pharmaceuticals	3,255,553	—	3,635	3,259,188
Real Estate Management & Development	8,844,651	205,432	149,218	9,199,301
Specialty Retail	3,922,438	14,166	—	3,936,604
Transportation Infrastructure	2,395,644	103,056	—	2,498,700
Other*	187,307,891	—	—	187,307,891
Corporate Bonds*	—	8,200	—	8,200
Rights	—	1,395	—	1,395
Securities Lending Reinvestments
Repurchase Agreements	—	1,595,821	—	1,595,821

Total Investments	$249,218,230	$2,058,061	$301,372	$251,577,663

Other Financial Instruments
Assets
Futures Contracts	$16,886	$—	$—	$16,886
Forward Foreign Currency Contracts	—	30,289	—	30,289
Liabilities
Forward Foreign Currency Contracts	—	(3,776)	—	(3,776)

Total Other Financial Instruments	$16,886	$26,513	$—	$43,399

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® US Quality Large Cap Index Fund
Investments
Common Stocks*	$149,653,511	$—	$—	$149,653,511
Securities Lending Reinvestments
Repurchase Agreements	—	1,699,835	—	1,699,835

Total Investments	$149,653,511	$1,699,835	$—	$151,353,346

Other Financial Instruments
Assets
Futures Contracts	$137,762	$—	$—	$137,762

Total Other Financial Instruments	$137,762	$—	$—	$137,762

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® US ESG Select Index Fund
Investments
Common Stocks*	$183,639,066	$—	$—	$183,639,066
Securities Lending Reinvestments
Repurchase Agreements	—	91,392	—	91,392

Total Investments	$183,639,066	$91,392	$—	$183,730,458

Other Financial Instruments
Assets
Futures Contracts	$86,436	$—	$—	$86,436

Total Other Financial Instruments	$86,436	$—	$—	$86,436

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global ESG Select Index Fund
Investments
Common Stocks
Banks	$12,391,097	$3,499	$—	$12,394,596
Electric Utilities	1,300,654	11,667	—	1,312,321
Internet & Direct Marketing Retail	7,289,849	6,498	—	7,296,347
Other*	136,224,647	—	—	136,224,647
Rights	3,435	—	—	3,435
Securities Lending Reinvestments
Repurchase Agreements	—	142,498	—	142,498

Total Investments	$157,209,682	$164,162	$—	$157,373,844

Other Financial Instruments
Assets
Futures Contracts	$106,172	$—	$—	$106,172
Forward Foreign Currency Contracts	—	6,462	—	6,462
Liabilities
Forward Foreign Currency Contracts	—	(8,175)	—	(8,175)

Total Other Financial Instruments	$106,172	$(1,713)	$—	$104,459

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate US Large Cap Core Index Fund
Investments
Common Stocks*	$16,284,364	$—	$—	$16,284,364
Short-Term Investments	—	14,880	—	14,880

Total Investments	$16,284,364	$14,880	$—	$16,299,244

Other Financial Instruments
Assets
Futures Contracts	$8,966	$—	$—	$8,966

Total Other Financial Instruments	$8,966	$—	$—	$8,966

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Developed Markets ex-US Core Index Fund
Investments
Common Stocks
Banks	$2,097,474	$5,577	$—	$2,103,051
Electric Utilities	446,750	3,456	—	450,206
Other*	16,534,209	—	—	16,534,209

Total Investments	$19,078,433	$9,033	$—	$19,087,466

Other Financial Instruments
Assets
Futures Contracts	$5,694	$—	$—	$5,694
Forward Foreign Currency Contracts	—	1,435	—	1,435
Liabilities
Forward Foreign Currency Contracts	—	(1,008)	—	(1,008)

Total Other Financial Instruments	$5,694	$427	$—	$6,121

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Emerging Markets Core Index Fund
Investments
Common Stocks
Real Estate Management & Development	$74,470	$—	$833	$75,303
Specialty Retail	3,328	2,291	—	5,619
Other*	4,429,972	—	—	4,429,972

Total Investments	$4,507,770	$2,291	$833	$4,510,894

Other Financial Instruments
Assets
Futures Contracts	$298	$—	$—	$298

Total Other Financial Instruments	$298	$—	$—	$298

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Morningstar Global Upstream Natural Resources Index Fund
Investments
Common Stocks*	$7,305,340,167	$—	$—	$7,305,340,167
Securities Lending Reinvestments
Certificates of Deposit	—	16,998,438	—	16,998,438
Repurchase Agreements	—	96,079,638	—	96,079,638

Total Investments	$7,305,340,167	$113,078,076	$—	$7,418,418,243

Other Financial Instruments
Assets
Futures Contracts	$764,740	$—	$—	$764,740
Forward Foreign Currency Contracts	—	654,785	—	654,785
Liabilities
Forward Foreign Currency Contracts	—	(406,468)	—	(406,468)

Total Other Financial Instruments	$764,740	$248,317	$—	$1,013,057

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® STOXX® Global Broad Infrastructure Index Fund
Investments
Common Stocks
Electric Utilities	$351,921,944	$1,469,559	$—	$353,391,503
Other*	2,317,269,917	—	—	2,317,269,917
Securities Lending Reinvestments
Repurchase Agreements	—	60,282,775	—	60,282,775

Total Investments	$2,669,191,861	$61,752,334	$—	$2,730,944,195

Other Financial Instruments
Assets
Futures Contracts	$990,165	$—	$—	$990,165
Forward Foreign Currency Contracts	—	11,694	—	11,694
Liabilities
Forward Foreign Currency Contracts	—	(50,363)	—	(50,363)

Total Other Financial Instruments	$990,165	$(38,669)	$—	$951,496

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Global Quality Real Estate Index Fund
Investments
Common Stocks*	$381,234,956	$—	$—	$381,234,956
Securities Lending Reinvestments
Repurchase Agreements	—	8,943,126	—	8,943,126

Total Investments	$381,234,956	$8,943,126	$—	$390,178,082

Other Financial Instruments
Assets
Futures Contracts	$462,630	$—	$—	$462,630
Forward Foreign Currency Contracts	—	25,363	—	25,363
Liabilities
Forward Foreign Currency Contracts	—	(12,206)	—	(12,206)

Total Other Financial Instruments	$462,630	$13,157	$—	$475,787

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Real Assets Allocation Index Fund
Investments
Exchange Traded Funds	$32,544,296	$—	$—	$32,544,296

Total Investments	$32,544,296	$—	$—	$32,544,296

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Index Fund
Investments
Common Stocks*	$1,590,515,222	$—	$—	$1,590,515,222
Securities Lending Reinvestments
Certificates of Deposit	—	9,998,537	—	9,998,537
Repurchase Agreements	—	133,087,547	—	133,087,547

Total Investments	$1,590,515,222	$143,086,084	$—	$1,733,601,306

Other Financial Instruments
Assets
Futures Contracts	$1,200,523	$—	$—	$1,200,523

Total Other Financial Instruments	$1,200,523	$—	$—	$1,200,523

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Defensive Index Fund

Investments
Common Stocks*	$373,224,283	$—	$—	$373,224,283
Securities Lending Reinvestments
Repurchase Agreements	—	12,807,650	—	12,807,650

Total Investments	$373,224,283	$12,807,650	$—	$386,031,933

Other Financial Instruments
Assets
Futures Contracts	$368,134	$—	$—	$368,134

Total Other Financial Instruments	$368,134	$—	$—	$368,134

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Quality Dividend Dynamic Index Fund

Investments
Common Stocks*	$18,437,410	$—	$—	$18,437,410
Securities Lending Reinvestments
Repurchase Agreements	—	695,709	—	695,709

Total Investments	$18,437,410	$695,709	$—	$19,133,119

Other Financial Instruments
Assets
Futures Contracts	$18,706	$—	$—	$18,706

Total Other Financial Instruments	$18,706	$—	$—	$18,706

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Index Fund

Investments
Common Stocks
Electric Utilities	$12,199,838	$76,667	$—	$12,276,505
Real Estate Management & Development	11,653,377	—	572,466	12,225,843
Other*	470,211,554	—	—	470,211,554
Securities Lending Reinvestments
Repurchase Agreements	—	1,355,063	—	1,355,063

Total Investments	$494,064,769	$1,431,730	$572,466	$496,068,965

Other Financial Instruments
Assets
Futures Contracts	$283,145	$—	$—	$283,145
Forward Foreign Currency Contracts	—	197,599	—	197,599
Liabilities
Futures Contracts	(2,443)	—	—	(2,443)
Forward Foreign Currency Contracts	—	(139,385)	—	(139,385)

Total Other Financial Instruments	$280,702	$58,214	$—	$338,916

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Defensive Index Fund

Investments
Common Stocks
Electric Utilities	$1,643,336	$2,638	$—	$1,645,974
Real Estate Management & Development	698,452	—	60,369	758,821
Other*	53,752,556	—	—	53,752,556
Securities Lending Reinvestments
Repurchase Agreements	—	268,265	—	268,265

Total Investments	$56,094,344	$270,903	$60,369	$56,425,616

Other Financial Instruments
Assets
Futures Contracts	$48,576	$—	$—	$48,576
Forward Foreign Currency Contracts	—	10,941	—	10,941
Liabilities
Forward Foreign Currency Contracts	—	(3,077)	—	(3,077)

Total Other Financial Instruments	$48,576	$7,864	$—	$56,440

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® International Quality Dividend Dynamic Index Fund
Investments
Common Stocks
Banks	$6,689,566	$3,739	$—	$6,693,305
Real Estate Management & Development	887,395	134,003	78,480	1,099,878
Other*	63,897,860	—	—	63,897,860
Rights	3,688	—	—	3,688
Securities Lending Reinvestments
Repurchase Agreements	—	1,349,876	—	1,349,876

Total Investments	$71,478,509	$1,487,618	$78,480	$73,044,607

Other Financial Instruments
Assets
Futures Contracts	$67,476	$—	$—	$67,476
Forward Foreign Currency Contracts	—	5,490	—	5,490
Liabilities
Forward Foreign Currency Contracts	—	(8,054)	—	(8,054)

Total Other Financial Instruments	$67,476	$(2,564)	$—	$64,912

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 3-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$2,174,976,348	$—	$2,174,976,348

Total Investments	$—	$2,174,976,348	$—	$2,174,976,348

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® iBoxx 5-Year Target Duration TIPS Index Fund
Investments
U.S. Treasury Obligations	$—	$763,691,842	$—	$763,691,842

Total Investments	$—	$763,691,842	$—	$763,691,842

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Disciplined Duration MBS Index Fund
Investments
Mortgage-Backed Securities	$—	$107,961,480	$—	$107,961,480

Total Investments	$—	$107,961,480	$—	$107,961,480

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$221,186,834	$—	$221,186,834

Total Investments	$—	$221,186,834	$—	$221,186,834

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Credit-Scored US Long Corporate Bond Index Fund
Investments
Corporate Bonds*	$—	$46,025,676	$—	$46,025,676

Total Investments	$—	$46,025,676	$—	$46,025,676

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® High Yield Value-Scored Bond Index Fund
Investments
Corporate Bonds*	$—	$908,222,184	$—	$908,222,184

Total Investments	$—	$908,222,184	$—	$908,222,184

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate High Yield Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$4,129,965	$—	$4,129,965

Total Investments	$—	$4,129,965	$—	$4,129,965

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® ESG & Climate Investment Grade Corporate Core Index Fund
Investments
Corporate Bonds*	$—	$44,154,572	$—	$44,154,572

Total Investments	$—	$44,154,572	$—	$44,154,572

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Ready Access Variable Income Fund
Investments
Asset-Backed Securities	$—	$16,422,048	$—	$16,422,048
Corporate Bonds*	—	612,763,247	—	612,763,247
Municipal Bonds	—	7,058,279	—	7,058,279
U.S. Government Agency Securities	—	1,798,746	—	1,798,746
Foreign Government Securities	—	795,533	—	795,533
Short-Term Investments	—	97,304,381	—	97,304,381

Total Investments	$—	$736,142,234	$—	$736,142,234

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
FlexShares® Core Select Bond Fund
Investments
Exchange Traded Funds	$166,927,694	$—	$—	$166,927,694
Securities Lending Reinvestments
Repurchase Agreements	—	32,164,835	—	32,164,835
Short-Term Investments	—	988,818	—	988,818

Total Investments	$166,927,694	$33,153,653	$—	$200,081,347

*	See Schedules of Investments for segregation by industry type.